Loan ID    Borrower   Original   State Note Date  Application  Occupancy  Purpose                QM     Credit          Credit        Credit         Compliance  Fitch       Moody's     DBRS        S&P         Compliance Exceptions                                                                 Compliance Exception Information                                                           Compliance Exception      Seller Response           Compensating  Subject to Disposition
           Name       Loan                        Date                                           Status Exceptions      Exception     Exception      Grade       Compliance  Compliance  Compliance  Compliance                                                                                                                                                                                   Comments                                            Factors       Predatory
                      Amount                                                                                            Information   Comments                   Rating      Rating      Rating      Rating                                                                                                                                                                                                                                                         - Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Test

1721799586 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance UTD                                                              D           D           D           D           D                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal                                                                      Yes        TR
                                                                                                                                                                                                                                                                                                       Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal Compliance - RESPA                                                                                  Indeterminable
                                                                                                                                                                                                                                                                                                       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                       Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan Application No FeesFederal
                                                                                                                                                                                                                                                                                                       Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Impermissible
                                                                                                                                                                                                                                                                                                       Provision on HELOC AgreementFederal Compliance - TILA HELOC - Tax Advisor Statement
                                                                                                                                                                                                                                                                                                       MissingFederal Compliance - Federal FACTA Disclosure Timing TestGeneral Appraisal
                                                                                                                                                                                                                                                                                                       Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                                                                                                       applies.Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not
                                                                                                                                                                                                                                                                                                       Provided
6020066357 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided TimelyFederal                                                                                  -
                                                                          Other                                                                                                                                                                                                                        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                                                                                                       Within 3 Business Days of Application
4177544319 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal Compliance -                                                                     Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Acknowledged. Missing. Not provided.Federal Compliance - Notice of Right to Cancel                                                                                      Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with fee   MissingFederal Compliance - Missing Initial Loan Application No FeesFederal Compliance -
                                                                                                                                                                                                                 disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          MissingFederal Compliance - Costs and Fees Not Disclosed In HELOC AgreementGeneral
                                                                                                                                                                                                                 Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -           applies.Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Provided
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to
                                                                                                                                                                                                                 consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                 final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
1289039759 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA HELOC                                                                               -
                                                                          Other                                                                                                                                                                                                                        - Important Terms Disclosure MissingFederal Compliance - HELOC Fees Used For
                                                                                                                                                                                                                                                                                                       TestingFederal Compliance - TILA HELOC - HELOC Brochure MissingGeneral Appraisal
                                                                                                                                                                                                                                                                                                       Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
9772055277 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Other                                                                                                                                                                                                                        Disbursement Date MissingFederal Compliance - Federal FACTA Disclosure Timing Test
8589388597 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                                                                                                           Provided Within 3 Business Days of Application
7560486725 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not                                                                                            -
                                                                          Debt Consolidation                                                                                                                     refi: Original Lender was not able to be determined. Unable to determine if correct   Provided)Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 TILA rescission form was used.[B] State Compliance - South Carolina Home Loan         refi
                                                                                                                                                                                                                 (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                 provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
3172060907 XXXXXXXXXX XXXXXXXXXX NM    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                    -
                                                                          Other
4750452433 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA HELOC                                                                               -
                                                                                                                                                                                                                                                                                                       - Billing Rights Disclosure Not Provided TimelyFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                                                                                                       Impermissible Provision on HELOC AgreementFederal Compliance - TILA HELOC - Tax Advisor
                                                                                                                                                                                                                                                                                                       Statement MissingFederal Compliance - TILA HELOC - APR Does Not Match Interest RateFederal
                                                                                                                                                                                                                                                                                                       Compliance - TILA HELOC - HELOC Brochure Missing
9535707784                                                     UTD        UTD UTD                                                                    D           D           D           D           D                                                                                                 Loan File - Incomplete Loan File. No compliance documents in the loan file.                                                                                  UTD        Indeterminable
4298615142 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TIL Itemization disclosed prepaid interest charge as $267.82; actual                                                                               -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge was $325.21Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 of $XX in the amount of $XX                                                           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                                                                                                       Initial Loan Application Test
6618802104 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Investment Refinance Cash-out -                                                       D           D           D           D           D                                                                                                 Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a                                                                         No         TNR Testing Not
                                                                          Other                                                                                                                                                                                                                        second lienFederal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                               Required
                                                                                                                                                                                                                                                                                                       Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing
2255414872 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment                                                                                   -
                                                                          Debt Consolidation                                                                                                                                                                                                           penalty requirementsMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal
                                                                                                                                                                                                                                                                                                       Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                       MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance - FNMA
                                                                                                                                                                                                                                                                                                       Points and Fees
4585641881 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    UTD UTD                                       No evidence                  D           D           D           D           D                                                                                                 Federal Compliance - No RTC in file.  Unable to determine if purchase or refi with limited                                                                   UTD        Indeterminable
                                                                                                                        of title                                                                                                                                                                       docs in fileFederal Compliance - Notice of Right to Cancel MissingFederal Compliance -
                                                                                                                                                                                                                                                                                                       Missing Initial Loan Application No FeesFederal Compliance - Disbursement Date
                                                                                                                                                                                                                                                                                                       MissingFederal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                                                                                                       TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal
                                                                                                                                                                                                                                                                                                       Compliance - Costs and Fees Not Disclosed In HELOC AgreementGeneral Appraisal Requirements
                                                                                                                                                                                                                                                                                                       - No Value providedFederal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                                                                                                       Not Provided
7525601433 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                                                                                                           Provided Within 3 Business Days of Application
8335832827 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2006  3/XX/2006    UTD        UTD UTD                                       Title                        D           D           D           D           D                                                                                                 General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                            UTD        Indeterminable
                                                                                                                        Information                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                        is missing                                                                                                                                                                     amount, whichever applies.Federal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                                                                                                       MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA
                                                                                                                                                                                                                                                                                                       HELOC - Billing Rights Disclosure Not Provided TimelyFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                                                                                                       Credit Agreement Not Provided TimelyFederal Compliance - RTC is missingFederal Compliance
                                                                                                                                                                                                                                                                                                       - Notice of Right to Cancel MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                       No FeesFederal Compliance - Disbursement Date MissingFederal Compliance - Costs and Fees
                                                                                                                                                                                                                                                                                                       Not Disclosed In HELOC AgreementMiscellaneous Compliance - Unable to determine documentation is missingFederal Compliance - Federal HELOC Itemization of Final Costs and
                                                                                                                                                                                                                                                                                                       Fees Not Provided
1033215477 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                                                                                                        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                       Application Test
6658349170 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8841348321 XXXXXXXXXX XXXXXXXXXX DE    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - TIL Itemization did not disclose the processing fee of $675, the tax                                                                               -
                                                                          Debt Consolidation                                                                                                                                                                                                           cert fee of $40 and the prepaid interest of $24.42 as prepaid finance charges.Federal
                                                                                                                                                                                                                                                                                                       Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                       Disclosure
7833719381 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2007  12/XX/2006   Primary    Refinance UTD                                                              D           D           D           D           D                                                                                                 Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Disbursement                                                                      Yes        TR
                                                                                                                                                                                                                                                                                                       Date MissingFederal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                                                                                                       Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                                                                                                       Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                                                                                                                                                                                                                       Initial Loan Application No FeesFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                                                                                                       Disclosure Not Provided TimelyFederal Compliance - Costs and Fees Not Disclosed In HELOC
                                                                                                                                                                                                                                                                                                       AgreementGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.Federal Compliance - Federal HELOC Itemization of Final Costs
                                                                                                                                                                                                                                                                                                       and Fees Not Provided
3775842570 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA -                                                                              -
                                                                          Other                                                                                                                                                                                                                        Final TIL MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance
                                                                                                                                                                                                                                                                                                       - Payoff Statement MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                       TestFederal Compliance - FACTA Disclosure Missing
1710734559 XXXXXXXXXX XXXXXXXXXX RI    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA HELOC                                                                               -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            - Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 01/XX/2005.
2546076486 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   UTD        Refinance UTD                 [C] Document                                 D           D           D           D           D                                                                                                 General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                            Yes        TR
                                                                                                        Error - Missing                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan                                                                               Indeterminable
                                                                                                        Documentation:                                                                                                                                                                                 amount, whichever applies.Miscellaneous Compliance - Unable to determine occupancy,
                                                                                                        Complete                                                                                                                                                                                       compliance results were generated using a defaulted value of Primary.Federal Compliance -
                                                                                                        non-subject                                                                                                                                                                                    Right of Rescission not in fileFederal Compliance - Notice of Right to Cancel MissingState
                                                                                                        financing                                                                                                                                                                                      Compliance - 5% late charge exceeds maximum 2% limit per state(NY).State Compliance - New
                                                                                                        information was                                                                                                                                                                                York Late Charge Grace Period TestingFederal Compliance - Missing Initial Loan Application
                                                                                                        not found in                                                                                                                                                                                   No FeesFederal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC -
                                                                                                        file.: Lien                                                                                                                                                                                    Important Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure
                                                                                                        Position: 1                                                                                                                                                                                    MissingFederal Compliance - Costs and Fees Not Disclosed In HELOC AgreementFederal
                                                                                                                                                                                                                                                                                                       Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
9451055996 XXXXXXXXXX XXXXXXXXXX OR    5/XX/2007  4/XX/2007    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingState
                                                                                                                                                                                                                 TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (XXXXXXXXXXX): Credit  Compliance - 10 grace period is less than 15 minimum required by state (OR)Federal
                                                                                                                                                                                                                 Agreement not signed by borrower(XXXXXXXXXXX).[B] Federal Compliance - TILA HELOC -   Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 HELOC Brochure Not Provided Timely: Unable to determine compliance with timing        Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - TILA
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                 TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine      HELOC Brochure Not Provided TimelyFederal Compliance - TILA HELOC - Credit Agreement Not
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Signed
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 11/XX/2006.[B] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
3562644685 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important                                                                               -
                                                                          Other                                                                                                                                                                                                                        Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not
                                                                                                                                                                                                                                                                                                       Provided TimelyFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                       Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                                                                                                       Compliance - Missing Initial Loan Application Test
9946695056 XXXXXXXXXX XXXXXXXXXX MI    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List                                                                                  -
                                                                                                                                                                                                                                                                                                       Timing)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice
                                                                                                                                                                                                                                                                                                       Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                                                                                                       Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                       Affiliated Business Arrangement Disclosure MissingFederal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                       Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
1201785703 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 12/XX/2006   Primary    Purchase                                                                   C           C           C           C           C                                                                                                 Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 Late Charge
                                                                                                                                                                                                                                                                                                       amount financed.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA
                                                                                                                                                                                                                                                                                                       Disclosure MissingState Compliance - New Jersey Home Loan (Late Charge)
3001697768 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - Payoff Statement Missing                                                                                                                           -
                                                                          Other
9378739480 XXXXXXXXXX XXXXXXXXXX AR    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                       Missing Signature on Affiliated Business Arrangement Disclosure
2691778700 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                                 Federal Compliance - FACTA Credit Score Disclosure not providedFederal Compliance - No                                                                                  -
                                                                                                                                                                                                                                                                                                       evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                       02/XX/2007.
5695940457 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                                                                                                        Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                                        either                                                                                                                                                                         Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                        Preliminary                                                                                                                                                                    Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                        or Final                                                                                                                                                                       same lender refi
                                                                                                                        Title
4420386527 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of Application
2598302620 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - Payoff Statement MissingFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                          Debt Consolidation                                                                                                                                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                       Application
6465569531 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender                                                                               -
                                                                          Other                                                                                                                                                                                                                        RefinanceState Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt
                                                                                                                                                                                                                                                                                                       of Home Mortgage Loan Information Document Not Signed)State Compliance - Ohio Consumer
                                                                                                                                                                                                                                                                                                       Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                                                                                                       Not Retained by Lender)State Compliance - Ohio Consumer Sales Practices Act (No
                                                                                                                                                                                                                                                                                                       Documentation of Tangible Net Benefit Analysis)
3738808907 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       C           C           C           C           C                                                                                                 Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    Late Charge
                                                                          Other                                                                                                                                                                                                                        Cancel MissingFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                                                                                                                                                                                                                       Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                       providedState Compliance - Late charge of $16.50 exceeds 5% maximum per state (NJ).
6360170948 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                          File does not                D           D           D           D           D                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                       Yes        TR HUD
                                                                          Other                                         contain                                                                                                                                                                        Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -                                                                                   Deficiency
                                                                                                                        either                                                                                                                                                                         Missing Signature on Affiliated Business Arrangement DisclosureGeneral Appraisal
                                                                                                                        Preliminary                                                                                                                                                                    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        or Final                                                                                                                                                                       off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        Title                                                                                                                                                                          applies.Closing / Title - TIL appears to be final but not signed nor initialed by
                                                                                                                                                                                                                                                                                                       borrower.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                       ConsummationFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                                                                                                       PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                       From Transaction DateFederal Compliance - Terms of Note from origination required an uneven final payment of $661.05.Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                       Date MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                                                                                                       Disbursement Date MissingFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or
                                                                                                                                                                                                                                                                                                       Stamped Used For Fee Testing
1014073388 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Investment Refinance Cash-out -                          File does not                B           B           B           B           B                                                                                                 Federal Compliance - Missing Initial Loan Application No FeesFederal Compliance -                                                                                       -
                                                                          Other                                         contain                                                                                                                                                                        Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                        either                                                                                                                                                                         compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                        Preliminary                                                                                                                                                                    or original loan amount, whichever applies.
                                                                                                                        or Final
                                                                                                                        Title
7769052580 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance UTD                                 File does not                C           C           C           C           C                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                                                                        contain                                                                                                                                                                        Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                        either                                                                                                                                                                         Compliance - Property Type Not ProvidedFederal Compliance - TILA HELOC - Important Terms
                                                                                                                        Preliminary                                                                                                                                                                    Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not
                                                                                                                        or Final                                                                                                                                                                       Provided TimelyFederal Compliance - No date of signature on the RTC.   appears to have
                                                                                                                        Title.                                                                                                                                                                         been provided on 2/12Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                       Required PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                                                                                                       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                                                                                                       Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                                                                                                       Compliance - Disbursement Date MissingFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                                                                                                       TestGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.State Compliance - 10 day grace period is less than minimum 15 day grace period per State of NJ.
6131403183 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2008 which is 1 months   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4808585592 XXXXXXXXXX XXXXXXXXXX CO    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
5242110393 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2009  12/XX/2008   Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial REVIEWER - GENERAL        GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingMiscellaneous        COMMENT (2019-09-18):     (2019-09-18): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to   Unable to procure.SELLER  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   lack of appraised value, compliance tests requiring an LTV were run off an assumed value   - GENERAL COMMENT
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for     of a contract sales price or original loan amount, whichever applies.Federal Compliance -  (2019-09-18): Unable to compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Missing Final HUD-1:  No Document Used For Fee Testing                                     procure.
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7880924711 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         amount, whichever applies.
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4715163360 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance -       Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Application TestFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5994764880 XXXXXXXXXX XXXXXXXXXX MN    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Error) Initial GFE not provided
                                                                                                                                                                                                                 date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
4533670706 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.
2690690232 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 06/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2004 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4756717055 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3645398168 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4301215209 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
9542214228 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - The provided RTC was not signed or dated by the borrowers.Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - The provided RTC was not signed or dated by the
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     borrowers.Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    dated.General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission    amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5927173750 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
7183124740 XXXXXXXXXX XXXXXXXXXX RI    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                          All title                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Other                                         policies                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right to Cancel MissingFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                                        missing from                                                                             03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                        the loan                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingGeneral Appraisal
                                                                                                                        file.                                                                                    Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7911255925 XXXXXXXXXX XXXXXXXXXX RI    7/XX/2007  7/XX/2007    Primary    Purchase                                                                   C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices          Federal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important                                                                               State - NC
                                                                                                                                                                                                                 Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan:      Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingState
                                                                                                                                                                                                                 Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not           Compliance - MissingState Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 provided.[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In     Practices Regarding Home Loans Disclosure Not Signed)State Compliance - Rhode Island Home
                                                                                                                                                                                                                 File): Rhode Island Home Loan:  Loan file did not contain record(XXXXXXXXXXX)         Loan (High Cost Analysis Not In File)State Compliance - Rhode Island Home Loan (Prohibited
                                                                                                                                                                                                                 documenting high-cost home loan analysis.[C] State Compliance - Rhode Island Home     Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed):
                                                                                                                                                                                                                 Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure
                                                                                                                                                                                                                 not properly executed.[C] State Compliance - Rhode Island Home Loan (Prohibited Acts
                                                                                                                                                                                                                 and Practices Regarding Home Loans Disclosure Not Provided Timely): Rhode Island Home
                                                                                                                                                                                                                 Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.
2489044562 XXXXXXXXXX XXXXXXXXXX RI    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                           File does not                C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices          Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              State - NC
                                                                                                                        contain                                                                                  Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan:      Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                        either                                                                                   Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not           Transaction DateFederal Compliance - Payoff Statement MissingFederal Compliance - (Missing
                                                                                                                        Preliminary                                                                              provided.[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In     Data) Unable to determine if loan is a same lender refiFederal Compliance - Disbursement
                                                                                                                        or Final                                                                                 File): Rhode Island Home Loan:  Loan file did not contain record(XXXXXXXXXXX)         Date MissingClosing / Title - TIL appears to be final but not signed nor initialed by
                                                                                                                        Title                                                                                    documenting high-cost home loan analysis.[C] State Compliance - Rhode Island Home     borrower.General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided):    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure amount, whichever applies.Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 not provided.[C] State Compliance - (Missing Data) Last Transaction Date: Last        funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                 Transaction Date Missing.  Unable to conclusively determine if loan is subject to     so cannot confirm that borrower received.Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 Rhode Island Tangible Net Benefit[C] State Compliance - Rhode Island Tangible Net     Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Benefit Test: Unable to determine if the loan was refinanced without a tangible net   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 benefit to the borrower due to missing information.[C] State Compliance - Rhode       Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home    DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within  Federal FACTA Disclosure Timing TestState Compliance - Rhode Island Home Loan (Tangible
                                                                                                                                                                                                                 60 months.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date       Net Benefit Disclosure Not Provided)State Compliance - Rhode Island Tangible Net Benefit
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  TestState Compliance - (Missing Data) Last Transaction DateState Compliance - Rhode Island
                                                                                                                                                                                                                 Date of 09/XX/2007 used as disbursement date for compliance testing.[B] Federal       Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    Provided)State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)State
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost
                                                                                                                                                                                                                 after using credit score.[B] Federal Compliance - Missing Initial Loan Application    Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff
                                                                                                                                                                                                                 Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
6690652965 XXXXXXXXXX XXXXXXXXXX NM    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - The TIL                                                                                      -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Itemization did not disclose a settlement/closing fee of $100, and prepaid interest of
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      $-11.10 as prepaid finance charges.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -      Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $38,554.48 is underdisclosed from calculated Finance Charge of $38,643.31 in the amount of $88.83.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
6546436614 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Note Miscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance - 10% late                                                                              -
                                                                                                                                                                                                                 late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan   charge exceeds with 6% maximum per state (CA).Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  Application Test were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
2018882232 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TIL in file indicated to be final, expected funding date same as                                                                                   -
                                                                          Debt Consolidation                            contain                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        disbursement and/or note date but is not signed or dated by borrower so cannot confirm
                                                                                                                        either                                                                                   Initial Loan Application Test: No evidence of application date located in file.       that borrower received.Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                        Preliminary                                                                              Compliance tests were run using an application date of 04/XX/2008 which is 1 months   funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                        or Final                                                                                 prior to consummation. A lookback was performed to determine this application date.   so cannot confirm that borrower received.Federal Compliance - TIL in file indicated to be
                                                                                                                        Title.                                                                                   The final date used for testing was 11/XX/2007.[B] Federal Compliance - RESPA         final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  dated by borrower so cannot confirm that borrower received.Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to  Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Application TestFederal Compliance - FACTA Disclosure MissingGeneral Appraisal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine          off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 compliance with rescission timing requirements.[B] Federal Compliance - Notice of     applies.Closing / Title - TIL in file indicated to be final is not signed or dated by
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7109590862 XXXXXXXXXX XXXXXXXXXX MN    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi                                                                                   -
                                                                          Other                                         contain                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                        either                                                                                   TILA rescission form was used.
                                                                                                                        Preliminary
                                                                                                                        or Final
                                                                                                                        Title
5237895745 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - TILA HELOC - HELOC MissingFederal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Brochure Not Provided Timely: Unable to determine compliance with timing requirements TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal
                                                                                                                                                                                                                 due to missing Initial Loan Application Date.[B] Federal Compliance - TILA HELOC -    Compliance - Federal FACTA Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Important Terms Disclosure Not Provided Timely: Unable to determine compliance with   Application Test
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
9797347408 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2005  5/XX/2005    UTD        Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA       SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Disclosure - Affiliated Business Arrangement Disclosure MissingMiscellaneous Compliance -  (2019-09-05): The issue   (2019-09-05): The issue                            Deficiency
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with fee   Unable to determine occupancy, compliance results were generated using a defaulted value   cited has either been     cited has either been
                                                                                                                                                                                                                 disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      of Primary.General Appraisal Requirements - Due to lack of appraised value, compliance     resolved or was           resolved or was
                                                                                                                                                                                                                 compliance points and fees tests.[B] Federal Compliance - Disbursement Date Missing:  tests requiring an LTV were run off an assumed value of a contract sales price or original determined to not be an   determined to not be an
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  loan amount, whichever applies.Federal Compliance - Notice of Right to Cancel              exception as noted. This  exception as noted. This
                                                                                                                                                                                                                 Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance         MissingFederal Compliance - Disbursement Date MissingFederal Compliance - Federal HELOC    loan closed under the XXX loan closed under the XXX
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Itemization of Final Costs and Fees Not Provided                                           program which is an       program which is an
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application                                                                                             open-end line of credit   open-end line of credit
                                                                                                                                                                                                                 date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed                                                                                             (HELOC).  For this        (HELOC).  For this
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -                                                                                                   program, the HELOC        program, the HELOC
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor                                                                                              Agreement serves as both  Agreement serves as both
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal                                                                                               the Note and final TIL    the Note and final TIL
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                            disclosure required under disclosure required under
                                                                                                                                                                                                                 to Cancel was not provided.                                                                                                                                                      Regulation Z. Under this  Regulation Z. Under this
                                                                                                                                                                                                                                                                                                                                                                                                  program the bank agreed   program the bank agreed
                                                                                                                                                                                                                                                                                                                                                                                                  to pay all closing costs  to pay all closing costs
                                                                                                                                                                                                                                                                                                                                                                                                  up to $500,000 with some  up to $500,000 with some
                                                                                                                                                                                                                                                                                                                                                                                                  exceptions. This is       exceptions. This is
                                                                                                                                                                                                                                                                                                                                                                                                  evidenced by the closing  evidenced by the closing
                                                                                                                                                                                                                                                                                                                                                                                                  instructions which break  instructions which break
                                                                                                                                                                                                                                                                                                                                                                                                  down the fees associated  down the fees associated
                                                                                                                                                                                                                                                                                                                                                                                                  with the loan and confirm with the loan and confirm
                                                                                                                                                                                                                                                                                                                                                                                                  that the fees were paid   that the fees were paid
                                                                                                                                                                                                                                                                                                                                                                                                  by the bank. Supporting   by the bank. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                  documents have been       documents have been
                                                                                                                                                                                                                                                                                                                                                                                                  uploaded as               uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                  XXX#875398973_Compliance  XXX#875398973_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                  Documents.REVIEWER -      Documents.GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                  CLEARED COMMENT           (2019-09-18): This loan
                                                                                                                                                                                                                                                                                                                                                                                                  (2019-09-05): Loan        closed under the XXX
                                                                                                                                                                                                                                                                                                                                                                                                  Disbursement provided for program which is an
                                                                                                                                                                                                                                                                                                                                                                                                  review. Exception         open-end line of credit
                                                                                                                                                                                                                                                                                                                                                                                                  cleared.REVIEWER -        (HELOC).  For this
                                                                                                                                                                                                                                                                                                                                                                                                  RE-OPEN COMMENT           program, the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                  (2019-09-18): Missing     Agreement serves as both
                                                                                                                                                                                                                                                                                                                                                                                                  Signature on Disbursement the Note and final TIL
                                                                                                                                                                                                                                                                                                                                                                                                  authorizationSELLER -     disclosure required under
                                                                                                                                                                                                                                                                                                                                                                                                  GENERAL COMMENT           Regulation Z. Under this
                                                                                                                                                                                                                                                                                                                                                                                                  (2019-09-18): This loan   program the bank agreed
                                                                                                                                                                                                                                                                                                                                                                                                  closed under the XXX      to pay all closing costs
                                                                                                                                                                                                                                                                                                                                                                                                  program which is an       up to $500,000 with some
                                                                                                                                                                                                                                                                                                                                                                                                  open-end line of credit   exceptions. This is
                                                                                                                                                                                                                                                                                                                                                                                                  (HELOC).  For this        evidenced by the closing
                                                                                                                                                                                                                                                                                                                                                                                                  program, the HELOC        instructions which break
                                                                                                                                                                                                                                                                                                                                                                                                  Agreement serves as both  down the fees associated
                                                                                                                                                                                                                                                                                                                                                                                                  the Note and final TIL    with the loan and confirm
                                                                                                                                                                                                                                                                                                                                                                                                  disclosure required under that the fees were paid
                                                                                                                                                                                                                                                                                                                                                                                                  Regulation Z. Under this  by the bank.
                                                                                                                                                                                                                                                                                                                                                                                                  program the bank agreed
                                                                                                                                                                                                                                                                                                                                                                                                  to pay all closing costs
                                                                                                                                                                                                                                                                                                                                                                                                  up to $500,000 with some
                                                                                                                                                                                                                                                                                                                                                                                                  exceptions. This is
                                                                                                                                                                                                                                                                                                                                                                                                  evidenced by the closing
                                                                                                                                                                                                                                                                                                                                                                                                  instructions which break
                                                                                                                                                                                                                                                                                                                                                                                                  down the fees associated
                                                                                                                                                                                                                                                                                                                                                                                                  with the loan and confirm
                                                                                                                                                                                                                                                                                                                                                                                                  that the fees were paid
                                                                                                                                                                                                                                                                                                                                                                                                  by the bank.REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                  GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                  (2019-09-18): Signed
                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure of costs and
                                                                                                                                                                                                                                                                                                                                                                                                  fees not provided. Need
                                                                                                                                                                                                                                                                                                                                                                                                  either Closing
                                                                                                                                                                                                                                                                                                                                                                                                  Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                                                  Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                  Authorization or
                                                                                                                                                                                                                                                                                                                                                                                                  Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                  loan. Exception remains.
4403574526 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)Federal Compliance -                                                                                   -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] State Compliance -
                                                                                                                                                                                                                 (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section
                                                                                                                                                                                                                 50(XXXXXXXXXXX)(XXXXXXXXXXX): TX 50(XXXXXXXXXXX)(XXXXXXXXXXX) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                 TX 50(XXXXXXXXXXX)(XXXXXXXXXXX)-(XXXXXXXXXXX) or (XXXXXXXXXXX).
3535399590 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi                                                                                   -
                                                                          Other                                                                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                 TILA rescission form was used.
2613521064 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  5/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal Compliance -                                                                                -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC -   TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance - FACTA
                                                                                                                                                                                                                 HELOC Brochure Not Provided Timely: Unable to determine compliance with timing        Disclosure MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine      Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 12/XX/2004.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6313420210 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                          File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        General Appraisal Requirements - Due to lack of appraised value, compliance tests          SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Other                                         contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  requiring an LTV were run off an assumed value of a contract sales price or original loan  (2019-09-20): The issue   (2019-09-20): The issue                            Indeterminable
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingState      cited has either been     cited has either been
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Compliance - New York Late Charge Percent TestingState Compliance - New York Late Charge   resolved or was           resolved or was
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          Grace Period TestingFederal Compliance - Missing Initial Loan Application No FeesFederal   determined to not be an   determined to not be an
                                                                                                                        Title.                                                                                   Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms    exception as noted.       exception as noted.
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not         Please refer to page #4   Please refer to page #4
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -           Provided TimelyFederal Compliance - Costs and Fees Not Disclosed In HELOC AgreementFederal of the "XXX Agreement     of the "XXX Agreement
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided                Disclosure Statement"     Disclosure Statement"
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement                                                                                            which states that initial which states that initial
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not                                                                                             index is 8.25% and margin index is 8.25% and margin
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to                                                                                                  is 1.49%.  This equates   is 1.49%.  This equates
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] Federal Compliance - TILA HELOC - Important                                                                                            to an initial rate of     to an initial rate of
                                                                                                                                                                                                                 Terms Disclosure Not Provided Timely: Unable to determine compliance with timing                                                                                                 9.74%.  The "XXX          9.74%.  The XXX Agreement
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -                                                                                               Agreement Disclosure      Disclosure Statement"
                                                                                                                                                                                                                 Missing Initial Loan Application No Fees: No evidence of application date located in                                                                                             Statement" also states    also states that APR is
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1                                                                                              that APR is 9.74%, which  9.74%, which is the same
                                                                                                                                                                                                                 months prior to consummation.  A lookback was performed to determine this application                                                                                            is the same as the        as the initial rate.
                                                                                                                                                                                                                 date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or                                                                                                 initial rate.  This means This means that there
                                                                                                                                                                                                                 Closing Disclosure, no fees were used in testing.[B] State Compliance - New York Late                                                                                            that there were no other  were no other fees/costs
                                                                                                                                                                                                                 Charge Grace Period Testing: Note grace period less than minimum per state.[B] State                                                                                             fees/costs at account     at account opening.
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum                                                                                              opening.  Otherwise, APR  Otherwise, APR would be
                                                                                                                                                                                                                 per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in                                                                                                   would be higher than      higher than 9.74%.  In
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.                                                                                                                         9.74%.  In addition, the  addition, the "XXX
                                                                                                                                                                                                                                                                                                                                                                                                  "XXX Agreement Disclosure Agreement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                  Statement" also states    Statement" also states
                                                                                                                                                                                                                                                                                                                                                                                                  "The ANNUAL PERCENTAGE    "The ANNUAL PERCENTAGE
                                                                                                                                                                                                                                                                                                                                                                                                  RATE includes only        RATE includes only
                                                                                                                                                                                                                                                                                                                                                                                                  interest and no other     interest and no other
                                                                                                                                                                                                                                                                                                                                                                                                  costs."   As such, there  costs."   As such, there
                                                                                                                                                                                                                                                                                                                                                                                                  were no fees/costs to     were no fees/costs to
                                                                                                                                                                                                                                                                                                                                                                                                  itemize or to disclose.   itemize or to disclose.
                                                                                                                                                                                                                                                                                                                                                                                                  Supporting documents have Supporting documents have
                                                                                                                                                                                                                                                                                                                                                                                                  been uploaded as          been uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                  XXX#876781738_Compliance  XXX#876781738_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                  DocumentsREVIEWER -       Documents
                                                                                                                                                                                                                                                                                                                                                                                                  GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                  (2019-09-20): Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                  of costs and fees not
                                                                                                                                                                                                                                                                                                                                                                                                  provided. Need either
                                                                                                                                                                                                                                                                                                                                                                                                  Closing Instructions with
                                                                                                                                                                                                                                                                                                                                                                                                  signed Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                  Authorization or
                                                                                                                                                                                                                                                                                                                                                                                                  Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                  loan. Exception remains.
7520295829 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Data) Unable to determine if loan is a same lender refiFederal Compliance - Disbursement
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was    Date MissingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 used.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2007.
6236423765 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Document is not signed by either required party.Federal Compliance -                                                                               -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                        either                                                                                   06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                        Preliminary                                                                              Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                        or Final                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                        Title.                                                                                   score.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely:       MissingFederal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal
                                                                                                                                                                                                                 Application Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Compliance - Federal FACTA Disclosure Timing TestGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to       lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan   of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7673999291 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Refinance (Third Circuit)Federal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 to determine this application date.  The final date used for testing was              Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 11/XX/2006.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff
                                                                                                                                                                                                                 Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
3999803879 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Closing / Title - TIL appears to be final but not signed nor initialed by borrower.Closing                                                                              -
                                                                          Other                                         contain                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance - TIL in
                                                                                                                        either                                                                                   practicable time after using credit score.[B] Federal Compliance - Missing Initial    file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                        Preliminary                                                                              Loan Application Test: No evidence of application date located in file.  Compliance   but is not signed or dated by borrower so cannot confirm that borrower received.Federal
                                                                                                                        or Final                                                                                 tests were run using an application date of 04/XX/2007 which is 1 months prior to     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                        Title                                                                                    consummation. A lookback was performed to determine this application date.  The final Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                                                                                                                                 date used for testing was 11/XX/2006.[B] Federal Compliance - (Missing Data) Unable   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 to determine if loan is a same lender refi: Original Lender was not able to be        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property     Affiliated Business Arrangement DisclosureFederal Compliance - Property Type Not
                                                                                                                                                                                                                 type is other than single family residence, state and federal testing may be          ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 impacted.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Federal FACTA Disclosure Timing TestMiscellaneous Compliance - Unable to determine the #
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       of units, compliance results were generated using a defaulted value.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4249646934 XXXXXXXXXX XXXXXXXXXX RI    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3060703005 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5367032772 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  6/XX/2007    Investment Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
8004788336 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt  State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home                                                                                -
                                                                          Debt Consolidation                                                                                                                     of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer     Mortgage Loan Information Document Not Retained by Lender)
                                                                                                                                                                                                                 Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                 Document not retained by lender.
7514090057 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2851902700 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    UTD UTD                                       File does not                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                         UTD        Indeterminable
                                                                                                                        contain                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Cancel MissingState Compliance - Massachusetts Home Loan - Borrower's Interest Tangible                                                                                 (UAL State)
                                                                                                                        either                                                                                   State or Local compliance testing is unreliable.[C] State Compliance - Massachusetts  Net Benefit Worksheet Not in FileFederal Compliance - Missing Initial Loan Application No
                                                                                                                        Preliminary                                                                              Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to     FeesFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                        or Final                                                                                 determine if mortgage loan was refinanced within 60 months without providing a        Initial GFE not providedState Compliance - Massachusetts Borrower's Interest Tangible Net
                                                                                                                        Title.                                                                                   tangible net benefit to the borrower due to missing prior loan information.[B]        Benefit TestFederal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence
                                                                                                                                                                                                                 of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] State Compliance - Massachusetts
                                                                                                                                                                                                                 Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                 Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed
                                                                                                                                                                                                                 to determine this application date.   The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                 Final TIL.
3452442904 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                           File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                                                                        contain                                                                                  application date located in file.  Compliance tests were run using an application     Cancel MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                        either                                                                                   date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - (Doc Error) Initial GFE not provided
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was
                                                                                                                        or Final                                                                                 02/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                        Title.                                                                                   Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
2460446743 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
2385124830 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
3108270824 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  itemization of amount financed.State Compliance - 5% late charge exceeds 2% maximum per
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       state NY.State Compliance - 10 day grace period is less than 15 day minimum per state
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - New York Late Charge Grace Period      NY.Federal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.[B] State Compliance - New     Missing
                                                                                                                                                                                                                 York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $48,742.45 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $48,794.11 in the amount of $51.66.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                 - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2007.
2038067431 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                            contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                        either                                                                                   08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Application TestGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                        Title                                                                                    months prior to consummation. A lookback was performed to determine this application  or original loan amount, whichever applies.Federal Compliance - TIL in file indicated to
                                                                                                                                                                                                                 date.  The final date used for testing was 02/XX/2007.[B] Federal Compliance -        be final, expected funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was ordated by borrower so cannot confirm that borrower received.Federal Compliance - TILA
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was    Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 used.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      Compliance - Disbursement Date MissingClosing / Title - TIL appears to be final but not
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   signed nor initialed by borrower.
                                                                                                                                                                                                                 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                 determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
9853764560 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)                                                                                     -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - TILA - Final TIL MissingFederal Compliance -
                                                                                                        Security                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Notice of Right to Cancel MissingState Compliance - Massachusetts Home Loan - Borrower's
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Interest Tangible Net Benefit Worksheet Not in FileFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Massachusetts Home Loan - Borrower's   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No
                                                                                                        and does not                                                                                             evidence in loan file of document or worksheet indicating how the lender determined
                                                                                                        contain the                                                                                              that the home loan is in the borrower's interest.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 The final date used for testing was 02/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9945241304 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Cancel MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        Security                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is                                                                                            to determine this application date.  The final date used for testing was
                                                                                                        not on a                                                                                                 06/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        FNMA/FHLMC form                                                                                          Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                        and does not                                                                                             - Final TIL Missing: Missing Final TIL.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6286433831 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - TIL in
                                                                                                                        either                                                                                   04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                        Preliminary                                                                              Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide but is not signed or dated by borrower so cannot confirm that borrower received.Federal
                                                                                                                        or Final                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                                        Title                                                                                    score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 to determine this application date.  The final date used for testing was              Affiliated Business Arrangement DisclosureFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 10/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan same lender refi: Original Lender was not able to be determined. Unable to determine  Application TestFederal Compliance - Federal FACTA Disclosure Timing TestClosing / Title -
                                                                                                                                                                                                                 if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5138834388 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
3160197459 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5912714166 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - TILA - Incorrect Right
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)Federal Compliance
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
3773315653 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Purchase                                      File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TIL in file                                                                              -
                                                                                                                        contain                                                                                  application date located in file.  Compliance tests were run using an application     indicated to be final, expected funding date same as note date but is not dated by
                                                                                                                        either                                                                                   date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  borrower so cannot confirm that borrower received.Federal Compliance - RESPA Disclosure -
                                                                                                                        Preliminary                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                        or Final                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     ApplicationClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                        Title.                                                                                   Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4500757533 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi                                                                                   -
                                                                          Debt Consolidation                            contain                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                        either                                                                                   TILA rescission form was used.
                                                                                                                        Preliminary
                                                                                                                        or Final
                                                                                                                        Title.
3485675306 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi                                                                                   -
                                                                          Other                                                                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                 TILA rescission form was used.
2907848821 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7364223698 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit                                                                        Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Worksheet Not in FileFederal Compliance - RESPA Disclosure - Affiliated Business                                                                                        Deficiency (UAL
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] State Compliance -          Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal                                                                                        State)
                                                                                                                                                                                                                 Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4181208734 XXXXXXXXXX XXXXXXXXXX DC    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage         Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided): DC Mortgage Disclosure Amendment Act of 2007:  Mortgage     RefinanceState Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage
                                                                                                                                                                                                                 Disclosure not provided to borrower.[B] Federal Compliance - TILA - Incorrect Right   Disclosure Not Provided)
                                                                                                                                                                                                                 To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice
                                                                                                                                                                                                                 of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
7825833408 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7415118774 XXXXXXXXXX XXXXXXXXXX WI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA -                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Final TIL MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months   - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 The final date used for testing was 08/XX/2006.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                 TIL Missing: Missing Final TIL.
9079970893 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
2673245702 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Closing / Title - TIL appears to be final but not signed nor initialed by borrower.Federal                                                                              -
                                                                          Other                                         contain                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Compliance - TIL in file indicated to be final, expected funding date same as disbursement
                                                                                                                        either                                                                                   practicable time after using credit score.[B] Federal Compliance - Missing Initial    and/or note date but is not signed or dated by borrower so cannot confirm that borrower
                                                                                                                        Preliminary                                                                              Loan Application Test: No evidence of application date located in file.  Compliance   received.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                        or Final                                                                                 tests were run using an application date of 01/XX/2006 which is 1 months prior to     PartiesFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                        Title.                                                                                   consummation. A lookback was performed to determine this application date.  The final Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 date used for testing was 08/XX/2005.[B] Federal Compliance - RESPA Disclosure -      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     TestFederal Compliance - Federal FACTA Disclosure Timing TestGeneral Appraisal
                                                                                                                                                                                                                 Application: Unable to determine compliance with timing requirements due to missing   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Right of Rescission Timing -   off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
5875935228 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
4115688575 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA HELOC                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   - Important Terms Disclosure Not Provided TimelyFederal Compliance - Notice of Right to
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel MissingFederal Compliance - Disbursement Date MissingFederal Compliance - TILA
                                                                                                                                                                                                                 TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act               HELOC - HELOC Brochure Not Provided TimelyFederal Compliance - TILA HELOC - Credit
                                                                                                                                                                                                                 (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of account           Agreement Not Provided TimelyGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 opening.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely:     value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
4291435088 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Not signed.Federal Compliance - TILA Rescission - Disbursement Date                                                                                -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Less than 3 Business Days From Transaction DateFederal Compliance - Disbursement Date
                                                                                                                        either                                                                                   06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal
                                                                                                                        Preliminary                                                                              Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                        or Final                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance
                                                                                                                        Title.                                                                                   score.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely:       - Federal FACTA Disclosure Timing TestFederal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   Provided to All Required PartiesFederal Compliance - Property Type Not ProvidedFederal
                                                                                                                                                                                                                 Application Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to       lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan   of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
9911387876 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type                                                                                -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                        either                                                                                   06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   or original loan amount, whichever applies.
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
7145601106 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Investment Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Property                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Type Not ProvidedFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                        either                                                                                   05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 04/XX/2005 which is 1
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.[B] Federal Compliance -
                                                                                                                                                                                                                 Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7523801269 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to   Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA HELOC                                                                               -
                                                                          Other                                         contain                                                                                  determine compliance with timing requirements due to missing Initial Loan Application - HELOC Brochure Not Provided TimelyGeneral Appraisal Requirements - Due to lack of
                                                                                                                        either                                                                                   Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                        Preliminary                                                                              Timely: Unable to determine compliance with timing requirements due to missing        contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                        or Final                                                                                 Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan           Property Type Not ProvidedFederal Compliance - Notice of Right to Cancel MissingState
                                                                                                                        Title                                                                                    Application Test: No evidence of application date located in file.  Compliance tests  Compliance - 5% late charge exceeds 2% maximum per state (NY)State Compliance - Grace
                                                                                                                                                                                                                 were run using an application date of 01/XX/2006 which is 1 months prior to           period min not allowed per state (NY) - min grace period for NY is 15 days - note states consummation. A lookback was performed to determine this application date.  The final 10Federal Compliance - .
                                                                                                                                                                                                                 date used for testing was 08/XX/2005.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
6832889218 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA HELOC                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   - Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Brochure Not Provided TimelyFederal Compliance - Security Instrument Notary date
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       07/25/2007;  Heloc Agreement printed signature date 07/27/2007.Federal Compliance - TILA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA HELOC - Credit Agreement Not    HELOC - Credit Agreement Not Provided TimelyFederal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Provided Timely: Truth in Lending Act (XXXXXXXXXXX): Credit Agreement not provided to Borrower At or Before ConsummationFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing     Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Rights Disclosure Not Provided Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rights" disclosure not provided to borrower at time of account opening.[B] Federal    ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine     lender refiFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Disclosure Missing
                                                                                                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely:
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
3395564792 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance UTD                                 File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Missing Initial Loan Application No FeesFederal Compliance -          REVIEWER - GENERAL                                                Yes        TR
                                                                                                                        contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Disbursement Date MissingFederal Compliance - Costs and Fees Not Disclosed In HELOC        COMMENT (2019-07-09):                                                        Indeterminable
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   AgreementFederal Compliance - Notice of Right to Cancel MissingGeneral Appraisal           None of the documents or                                                     (UAL State)
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run  information received are
                                                                                                                        or Final                                                                                 compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    off an assumed value of a contract sales price or original loan amount, whichever          sufficient to clear any
                                                                                                                        Title                                                                                    Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of applies.State Compliance - Grace period not allowed per state (NJ) - min grace period for  of the exceptions, issue greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs  NJ is 15 days for a junior lien - note states 10 daysFederal Compliance - Federal HELOC    remains.
                                                                                                                                                                                                                 and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC  Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.
                                                                                                                                                                                                                 The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
9900820543 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type                                                                     Yes        TR
                                                                          Debt Consolidation                                                                                                                     Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Not ProvidedFederal Compliance - Missing Initial Loan Application No FeesFederal                                                                                        Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with fee   Compliance - Disbursement Date MissingFederal Compliance - Costs and Fees Not Disclosed In                                                                              (UAL State)
                                                                                                                                                                                                                 disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      HELOC AgreementGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of loan amount, whichever applies.Application / Processing - Missing Document: Missing greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs  Lender's Initial 1003State Compliance - New Jersey Home Loan (Late Charge)Federal
                                                                                                                                                                                                                 and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC  Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.
                                                                                                                                                                                                                 The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
3069431120 XXXXXXXXXX XXXXXXXXXX TN    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to   Federal Compliance - Notice of Right to Cancel MissingState Compliance - Tennessee Late                                                                                 -
                                                                          Other                                                                                                                                  determine compliance with timing requirements due to missing Initial Loan Application Charge Percent and Amount TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    TestFederal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing        TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.[B] State Compliance - Tennessee Late Charge
                                                                                                                                                                                                                 Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
1844226499 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                          File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Missing Initial Loan Application No FeesFederal Compliance - Costs    REVIEWER - GENERAL                                                No         TNR Testing Not
                                                                          Other                                         contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  and Fees Not Disclosed In HELOC AgreementFederal Compliance - Notice of Right to Cancel    COMMENT (2019-07-10):                                                        Required
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   MissingFederal Compliance - Property Type Not ProvidedFederal Compliance - Disbursement    Disclosure of costs and
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure Not Provided      fees not provided. Need
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyGeneral          either Closing
                                                                                                                        Title                                                                                    Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV Instructions with signed
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   were run off an assumed value of a contract sales price or original loan amount, whichever Disbursement
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -           applies.Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not         Authorization or
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Provided                                                                                   Important Terms
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement                                                                                            Disclosure for subject
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not                                                                                             loan. Exception remains.
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application
                                                                                                                                                                                                                 date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or
                                                                                                                                                                                                                 Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property
                                                                                                                                                                                                                 Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
4715571764 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2006  2/XX/2006    Primary    UTD UTD                                       File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal                                                                      UTD        Indeterminable
                                                                                                                        contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal Compliance - Notice of
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   Right to Cancel MissingFederal Compliance - Missing Initial Loan Application No
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      FeesFederal Compliance - Disbursement Date MissingFederal Compliance - Costs and Fees Not
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          Disclosed In HELOC AgreementGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                        Title                                                                                    Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   price or original loan amount, whichever applies.Federal Compliance - Federal HELOC
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -           Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application
                                                                                                                                                                                                                 date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or
                                                                                                                                                                                                                 Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
5211418001 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Right of                                                                                     -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as      Rescission Timing - Note Date used as Transaction DateFederal Compliance - Missing Initial
                                                                                                                        either                                                                                   disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                        preliminary                                                                              Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                        or final                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                        title                                                                                    evidence of application date located in file.  Compliance tests were run using an     or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
4584506120 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Other                                         contain                                                                                  Unable to determine if late charge exceeds state maximum due to missing               Right to Cancel MissingState Compliance - California Primary Residence Late Charge Percent
                                                                                                                        either                                                                                   information.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date     TestingFederal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC -
                                                                                                                        Preliminary                                                                              Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC
                                                                                                                        or Final                                                                                 Date of 07/XX/2006 used as disbursement date for compliance testing.[B] Federal       Brochure Not Provided TimelyGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                        Title                                                                                    Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine     value, compliance tests requiring an LTV were run off an assumed value of a contract sales compliance with timing requirements due to missing Initial Loan Application Date.[B]  price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely:
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
5348808790 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  6/XX/2007    UTD        UTD UTD                                       File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in  Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                                                                        contain                                                                                  Lending Act (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of       generated using a defaulted value of Primary.General Appraisal Requirements - Due to lack
                                                                                                                        either                                                                                   account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not   of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                        Preliminary                                                                              Provided Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not  contract sales price or original loan amount, whichever applies.Federal Compliance - TILA
                                                                                                                        or Final                                                                                 provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                        Title                                                                                    HELOC Brochure Not Provided Timely: Unable to determine compliance with timing        Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Compliance - Missing Initial Loan Application TestFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                 TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine      Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Brochure Not Provided TimelyFederal Compliance - TILA HELOC - Billing Rights Disclosure
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            Not Provided TimelyFederal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 01/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2007.
5638280257 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  10/XX/2007   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                            contain                                                                                  Unable to determine if late charge exceeds state maximum due to missing               Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                        either                                                                                   information.[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided       Business Days From Transaction DateState Compliance - California Primary Residence Late
                                                                                                                        Preliminary                                                                              Timely: Truth in Lending Act (XXXXXXXXXXX): Credit Agreement not provided to borrower Charge Percent TestingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                        or Final                                                                                 at time of account opening.[B] Federal Compliance - TILA HELOC - Billing Rights       Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance
                                                                                                                        Title.                                                                                   Disclosure Not Provided Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing Rights"  - TILA HELOC - HELOC Brochure Not Provided TimelyGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.[B] Federal Compliance lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance     of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                                                                                                                 with timing requirements due to missing Initial Loan Application Date.[B] Federal     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to   Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if determine compliance with timing requirements due to missing Initial Loan Application loan is a same lender refiFederal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided TimelyFederal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 05/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
6376004661 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Unable to determine if late charge exceeds state maximum due to missing               Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                        either                                                                                   information.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date     Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyState Compliance - California
                                                                                                                        Preliminary                                                                              Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Primary Residence Late Charge Percent TestingFederal Compliance - RESPA Disclosure -
                                                                                                                        or Final                                                                                 Date of 04/XX/2008 used as disbursement date for compliance testing.[B] Federal       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                        Title.                                                                                   Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine     ApplicationFederal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Important Terms Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B]  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 10/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2008.
2361764049 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type                                                                                -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                        either                                                                                   04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                        Preliminary                                                                              TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with  Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyGeneral
                                                                                                                        or Final                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                        Title                                                                                    Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to   were run off an assumed value of a contract sales price or original loan amount, whichever determine compliance with timing requirements due to missing Initial Loan Application applies.
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 10/XX/2006.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX)
                                                                                                                                                                                                                 Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8311117753 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in    State Compliance - New York Prepayment Penalty Junior LienFederal Compliance - Notice of                                                                                -
                                                                          Other                                         contain                                                                                  Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B]  Right to Cancel MissingFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                        either                                                                                   Federal Compliance - Missing Initial Loan Application Test: No evidence of            Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                        Preliminary                                                                              application date located in file.  Compliance tests were run using an application     Compliance - TILA HELOC - Important Terms Disclosure MissingGeneral Appraisal Requirements
                                                                                                                        or Final                                                                                 date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                        Title                                                                                    to determine this application date.[B] State Compliance - New York Prepayment Penalty assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - Right of Rescission Timing - Note Date
                                                                                                                                                                                                                 used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of Right to Cancel Missing: Truth
                                                                                                                                                                                                                 in Lending Act: Notice of Right to Cancel was not provided.
3982282779 XXXXXXXXXX XXXXXXXXXX KS    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Property Type Not ProvidedFederal Compliance - TILA - Final TIL                                                                                    -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as      MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance - Right of
                                                                                                                        either                                                                                   disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Rescission Timing - Note Date used as Transaction DateFederal Compliance - Missing Initial
                                                                                                                        Preliminary                                                                              Loan Application Test: No evidence of application date located in file.  Compliance   Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                        or Final                                                                                 tests were run using an application date of 03/XX/2006 which is 1 months prior to     Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                        Title.                                                                                   consummation. A lookback was performed to determine this application date.  The final lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 date used for testing was 10/XX/2005.[B] Federal Compliance - Property Type Not       of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
6318330224 XXXXXXXXXX XXXXXXXXXX SC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Cancel MissingState Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                        either                                                                                   date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Provided)Federal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was              Compliance - (Doc Error) Initial GFE not provided
                                                                                                                        or Final                                                                                 07/XX/2006.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                        Title.                                                                                   Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5444661160 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Payoff Statement MissingFederal Compliance - TILA - Final TIL                                                                                      -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 to determine this application date.  The final date used for testing was              provided
                                                                                                                                                                                                                 03/XX/2006.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff
                                                                                                                                                                                                                 Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8628984005 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
6268127231 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2006  2/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8276393621 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 03/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5
                                                                                                                                                                                                                 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.  The
                                                                                                                                                                                                                 G-5 or H-8 form was used, the G-7 form should have been used.
1143071283 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - PPP Expired - Lender N.A.Federal Compliance - RESPA Disclosure -                                                                                     -
                                                                          Other                                         contain                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Affiliated Business Arrangement Disclosure MissingFederal Compliance - (Missing Data)
                                                                                                                        either a                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Unable to determine if loan is a same lender refiFederal Compliance - FACTA Disclosure
                                                                                                                        Preliminary                                                                              Compliance tests were run using an application date of 06/XX/2005 which is 1 months   MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                        or Final                                                                                 prior to consummation. A lookback was performed to determine this application date.   From Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                        Title.                                                                                   The final date used for testing was 01/XX/2005.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to borrower.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2005.
4531198909 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.                                        FACTA Disclosure Missing
5813031579 XXXXXXXXXX XXXXXXXXXX SC    11/XX/2007 10/XX/2007   Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to   State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not                                                                                            -
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Provided)Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing        HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan           HELOC Brochure Not Provided TimelyGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 were run using an application date of 10/XX/2007 which is 1 months prior to           contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                 South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
9880765164 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right to Cancel MissingState Compliance - 10% late charge exceeds 2% maximum per state
                                                                                                                        either                                                                                   03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  (NY)State Compliance - 10 day grace period does not meet 15 day minimum per state
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     (NY)Federal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date.  The final date used for testing was 09/XX/2006.[B] State Compliance - New York
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Note grace period less than minimum per state.[B]
                                                                                                                                                                                                                 State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth
                                                                                                                                                                                                                 in Lending Act: Notice of Right to Cancel was not provided.
8129204057 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  5/XX/2005    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingGeneral Appraisal
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8407761839 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  determine compliance with timing requirements due to missing Initial Loan Application Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                        either                                                                                   Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                        Preliminary                                                                              Timely: Unable to determine compliance with timing requirements due to missing        Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                        or Final                                                                                 Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan           Initial Loan Application TestFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                        Title                                                                                    Application Test: No evidence of application date located in file.  Compliance tests  Not Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided
                                                                                                                                                                                                                 were run using an application date of 09/XX/2007 which is 1 months prior to           TimelyGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests consummation. A lookback was performed to determine this application date.  The final requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 date used for testing was 04/XX/2007.[B] Federal Compliance - (Missing Data) Unable   amount, whichever applies.
                                                                                                                                                                                                                 to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
2517325513 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestGeneral
                                                                                                                        either                                                                                   02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                        Preliminary                                                                              TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                        Title                                                                                    Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   refiFederal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Brochure Not Provided Timely to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 08/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2008.
7549587903 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test:   State Compliance - Massachusetts Open End Late Charge Percent and Amount TestingState                                                                                   State - NC
                                                                          Other                                         contain                                                                                  Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within   Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet
                                                                                                                        either                                                                                   60 months without providing a tangible net benefit to the borrower due to missing     Not in FileFederal Compliance - Notice of Right to Cancel MissingState Compliance -
                                                                                                                        Preliminary                                                                              prior loan information.[B] Federal Compliance - Disbursement Date Missing:            Massachusetts Open End Late Charge Grace Period TestingFederal Compliance - Property Type
                                                                                                                        or Final                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                        Title.                                                                                   Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance         Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value, testing.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file  or original loan amount, whichever applies.State Compliance - Missing loan disbursement.
                                                                                                                                                                                                                 of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                 Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                 Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX)
                                                                                                                                                                                                                 Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
2431955519 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with  Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          Provided TimelyState Compliance - Max in NY is 2%State Compliance - Grace period in NY is
                                                                                                                                                                                                                 Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to   15 daysFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Unable to determine if loan is a same lender refiFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 to determine this application date.  The final date used for testing was              amount, whichever applies.
                                                                                                                                                                                                                 11/XX/2006.[B] State Compliance - New York Late Charge Grace Period Testing: Note
                                                                                                                                                                                                                 grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2007.
5660354723 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      State Compliance - California Primary Residence Late Charge Percent TestingFederal                                                                                      -
                                                                          Other                                         contain                                                                                  Unable to determine if late charge exceeds state maximum due to missing               Compliance - Disbursement Date MissingFederal Compliance - Notice of Right to Cancel
                                                                                                                        either                                                                                   information.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date     MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA
                                                                                                                        Preliminary                                                                              Missing: Evidence of disbursement date not found in file. Security Instrument Notary  HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC -
                                                                                                                        or Final                                                                                 Date of 08/XX/2006 used as disbursement date for compliance testing.[B] Federal       HELOC Brochure Not Provided TimelyFederal Compliance - TILA HELOC - Billing Rights
                                                                                                                        Title.                                                                                   Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act  Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - Credit Agreement Not
                                                                                                                                                                                                                 (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of account           Provided TimelyGeneral Appraisal Requirements - Due to lack of appraised value, compliance opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided  loan amount, whichever applies.
                                                                                                                                                                                                                 to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
7335306635 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal                                                                                 -
                                                                          Other                                         contain                                                                                  determine compliance with timing requirements due to missing Initial Loan Application Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal Compliance - Notice of
                                                                                                                        either                                                                                   Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Right to Cancel MissingFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                                        Preliminary                                                                              Timely: Unable to determine compliance with timing requirements due to missing        Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to lack of
                                                                                                                        or Final                                                                                 Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan           appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                        Title.                                                                                   Application Test: No evidence of application date located in file.  Compliance tests  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
9732650790 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  determine compliance with timing requirements due to missing Initial Loan Application Transaction DateState Compliance - 5% late charge exceeds 2% maximum per state (NY).State
                                                                                                                        either                                                                                   Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Compliance - 10 day grace period less than 15 day minimum per state (NY).Federal
                                                                                                                        Preliminary                                                                              Timely: Unable to determine compliance with timing requirements due to missing        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                        or Final                                                                                 Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan           Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                        Title                                                                                    Application Test: No evidence of application date located in file.  Compliance tests  TestFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance - TILA HELOC
                                                                                                                                                                                                                 were run using an application date of 09/XX/2007 which is 1 months prior to           - Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.  The final Brochure Not Provided TimelyGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 date used for testing was 04/XX/2007.[B] State Compliance - New York Late Charge      value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 Grace Period Testing: Note grace period less than minimum per state.[B] State         price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                 Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
5018134274 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                        either                                                                                   03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance - TILA HELOC
                                                                                                                        Preliminary                                                                              TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with  - HELOC Brochure Not Provided TimelyGeneral Appraisal Requirements - Due to lack of
                                                                                                                        or Final                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                        Title                                                                                    Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 09/XX/2005.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1000333037 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                        either                                                                                   08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                        Preliminary                                                                              TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                        or Final                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                        Title.                                                                                   Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to   Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application - TILA HELOC - HELOC Brochure Not Provided TimelyGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 02/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
4002989454 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2000 10/XX/2000   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important                                                                               -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Terms Disclosure MissingFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                        either                                                                                   11/XX/2000 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateFederal Compliance - (Missing Data) Unable to
                                                                                                                        Preliminary                                                                              TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                        or Final                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          Application TestFederal Compliance - TILA HELOC - HELOC Brochure Not Provided
                                                                                                                        Title                                                                                    Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act    TimelyGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   amount, whichever applies.
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2000.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2000.
9227676089 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal Compliance -                                                                                -
                                                                          Other                                         contain                                                                                  determine compliance with timing requirements due to missing Initial Loan Application TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender RefinanceFederal
                                                                                                                        either                                                                                   Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                        Preliminary                                                                              Timely: Unable to determine compliance with timing requirements due to missing        Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                        or Final                                                                                 Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan           Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyGeneral Appraisal
                                                                                                                        Title                                                                                    Application Test: No evidence of application date located in file.  Compliance tests  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 were run using an application date of 08/XX/2004 which is 1 months prior to           off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2004.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
3173967374 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely:  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided TimelyFederal                                                                                  -
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 borrower at time of account opening.[B] Federal Compliance - RESPA Disclosure -       Within 3 Business Days of Application
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2648041530 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal Compliance -
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Missing
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (XXXXXXXXXXX):
                                                                                                                                                                                                                 HELOC Brochure not provided to borrower at application.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower at application.
9292465965 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8438623232 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
4922224632 XXXXXXXXXX XXXXXXXXXX UT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestState Compliance - Per state of Utah no limit to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 10/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Utah Late Charge
                                                                                                                                                                                                                 Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
2598039371 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit                                                                                   -
                                                                          Other                                         contain                                                                                  Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   Worksheet Not in FileFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                        either                                                                                   document or worksheet indicating how the lender determined that the home loan is in   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                        Preliminary                                                                              the borrower's interest.[B] Federal Compliance - (Missing Data) Unable to determine   Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                        or Final                                                                                 if loan is a same lender refi: Original Lender was not able to be determined. Unable
                                                                                                                        Title.                                                                                   to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
7196419052 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6665212858 XXXXXXXXXX XXXXXXXXXX SC    1/XX/2006  12/XX/2005   Second     Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements -                                                                              -
                                                               Home       Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                        either                                                                                   01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  value of a contract sales price or original loan amount, whichever applies.Federal
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date Missing
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application date.
5114727435 XXXXXXXXXX XXXXXXXXXX NV    2/XX/2006  1/XX/2006    Primary    Refinance UTD                                 File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                                                                        contain                                                                                  Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as      Right to Cancel MissingFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                        either                                                                                   disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Transaction DateFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                        Preliminary                                                                              Loan Application Test: No evidence of application date located in file.  Compliance   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        or Final                                                                                 tests were run using an application date of 01/XX/2006 which is 1 months prior to     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                        Title.                                                                                   consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
7531089720 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Other                                         contain                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance -       Right to Cancel MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingGeneral
                                                                                                                        either                                                                                   Missing Initial Loan Application Test: No evidence of application date located in     Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                        Preliminary                                                                              file.  Compliance tests were run using an application date of 02/XX/2004 which is 1   were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 months prior to consummation. A lookback was performed to determine this application  applies.
                                                                                                                        Title                                                                                    date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9419996084 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingState Compliance - 5% late charge                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   exceeds 2% maximum per state(NY).State Compliance - 10 day grace period is less than 15
                                                                                                                        either                                                                                   11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  day minimum per state(NY).Federal Compliance - Missing Initial Loan Application
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date.  The final date used for testing was 05/XX/2005.[B] State Compliance - New York
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Note grace period less than minimum per state.[B]
                                                                                                                                                                                                                 State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth
                                                                                                                                                                                                                 in Lending Act: Notice of Right to Cancel was not provided.
1941733847 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Right to Cancel MissingFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                        or Final                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         or original loan amount, whichever applies.State Compliance - 5% late charge exceeds 4%
                                                                                                                        Title                                                                                    testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   maximum per state (NJ)
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
5655547191 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Notice of Right to                                                                                 Late Charge
                                                                          Debt Consolidation                            contain                                                                                  loan contains an impermissible late charge due to missing information.[B] Federal     Cancel MissingFederal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal
                                                                                                                        either                                                                                   Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - TILA HELOC - HELOC Brochure MissingGeneral Appraisal Requirements - Due to
                                                                                                                        Preliminary                                                                              disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                        or Final                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC  of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                        Title                                                                                    - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not      Property Type Not ProvidedFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure TestFederal Compliance - Disbursement Date MissingState Compliance - New Jersey Home Loan
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not         (Late Charge)
                                                                                                                                                                                                                 provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey
                                                                                                                                                                                                                 Prepayment Penalty:  No prepayment penalties are permissible in the state of New
                                                                                                                                                                                                                 Jersey.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
7309445417 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Loan Application TestGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Missing Initial Loan Application    compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                        Preliminary                                                                              Test: No evidence of application date located in file.  Compliance tests were run     or original loan amount, whichever applies.State Compliance - 10 day grace period is less
                                                                                                                        or Final                                                                                 using an application date of 01/XX/2008 which is 1 months prior to consummation. A    than 15 day minimum per state (NJ).
                                                                                                                        Title.                                                                                   lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
7189215628 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                        either                                                                                   02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   applies.Federal Compliance - missingFederal Compliance - Notice of Right To Cancel Not
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application  Provided to All Required PartiesFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 date.  The final date used for testing was 08/XX/2005.[B] Federal Compliance -        Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was    DisclosureFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 used.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5567369805 XXXXXXXXXX XXXXXXXXXX AR    1/XX/2007  12/XX/2006   UTD        Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance
                                                                                                                        either                                                                                   01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  - Unable to determine occupancy, compliance results were generated using a defaulted value
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     of Primary.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance -
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                        Title                                                                                    months prior to consummation. A lookback was performed to determine this application  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
6721149313 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                            contain                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct   refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                        either                                                                                   TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated  Provided Within 3 Business Days of Application
                                                                                                                        Preliminary                                                                              Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                        or Final                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                        Title.                                                                                   Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8792852060 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 09/XX/2005.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
3824374816 XXXXXXXXXX XXXXXXXXXX CO    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
9023332812 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    Primary    Refinance Streamlined                                                      B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit                                                                                   -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Worksheet Not in FileFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 practicable time after using credit score.[B] State Compliance - Massachusetts Home   Compliance - Federal FACTA Disclosure Timing TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts  Initial GFE not provided
                                                                                                                                                                                                                 Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
9833306592 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
3429676753 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 12/XX/2006.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
3923475151 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
1273520784 XXXXXXXXXX XXXXXXXXXX MO    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
5880662394 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
3307058191 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     refi: Original Lender was not able to be determined. Unable to determine if correct   Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated  to determine if loan is a same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1450708718 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Under disclosure due to itemization omitting the following Lender                                                                                  -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $75,048.31 is underdisclosed from calculated Finance fees that were reflected on the HUD: document preparation fee $575.00 and a wire fee of
                                                                                                                                                                                                                 Charge of $75,658.35 in the amount of $610.04.                                        $20.00, and an assignment of mortgage fee of $15 .
3992462081 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                            contain                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                        either                                                                                   date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was              (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                        or Final                                                                                 11/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   Missing Initial Loan Application Test
                                                                                                                        Title.                                                                                   same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8715614722 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to determine the reason for the under disclosure due to                                                                                     -
                                                                          Other                                         contain                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        missing the itemization of amount financed. Appears to be fee relatedFederal Compliance -
                                                                                                                        either                                                                                   Initial Loan Application Test: No evidence of application date located in file.       (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                        Preliminary                                                                              Compliance tests were run using an application date of 04/XX/2007 which is 1 months   Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                        or Final                                                                                 prior to consummation. A lookback was performed to determine this application date.   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                        Title                                                                                    The final date used for testing was 11/XX/2006.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $115,931.21 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $116,146.18 in the amount of $214.97.
5535510246 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.  The final date used for testing was              Application Test
                                                                                                                                                                                                                 11/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
4750462071 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    Federal Compliance - (Missing Data) Last Rate Set Date                                                                                                                  -
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
7807134984 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                            contain                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                        either                                                                                   Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                                        Preliminary                                                                              within three (XXXXXXXXXXX) business days of application.
                                                                                                                        or Final
                                                                                                                        Title.
3307248474 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable   Federal Compliance - Payoff Statement Missing                                                                                                                           -
                                                                          Debt Consolidation                                                                                                                     to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
7837188527 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi                                                                                   -
                                                                          Other                                         contain                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                        either                                                                                   TILA rescission form was used.
                                                                                                                        preliminary
                                                                                                                        or final
                                                                                                                        title.
8454000631 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     refi: Original Lender was not able to be determined. Unable to determine if correct   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.
3092437750 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on     Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Other                                                                                                                                  Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to       Refinance (Third Circuit)
                                                                                                                                                                                                                 Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
5098567834 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   State Compliance - New York Prepayment Penalty Junior Lien                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
5909137468 XXXXXXXXXX XXXXXXXXXX NM    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
6900769860 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8057397118 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.
3947277047 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                        either                                                                                   date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was              Missing Initial Loan Application Test
                                                                                                                        or Final                                                                                 04/XX/2007.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                        Title                                                                                    Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
7760707255 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                          File does not                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation                            contain
                                                                                                                        either
                                                                                                                        Preliminary
                                                                                                                        or Final
                                                                                                                        Title.
7644615866 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing                                                                              -
                                                                          Debt Consolidation                                                                                                                     Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
7258265788 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt  State Compliance - Ohio Standard Prepayment Penalty SMLAState Compliance - Ohio Consumer                                                                                -
                                                                          Debt Consolidation                                                                                                                     of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer     Sales Practices Act (Closing Disclosure Not Provided Timely)State Compliance - Ohio
                                                                                                                                                                                                                 Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information     Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                 Document not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices  Document Not Retained by Lender)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:      Business Arrangement Disclosure Missing
                                                                                                                                                                                                                 Consumer did not receive the required Closing Disclosure at the time of closing.[B]
                                                                                                                                                                                                                 State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to borrower.
8973975623 XXXXXXXXXX XXXXXXXXXX KY    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
6048482818 XXXXXXXXXX XXXXXXXXXX NM    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
7478361007 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Purchase                                      File does not                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                                                                        contain                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                        either                                                                                   Initial Loan Application Test: No evidence of application date located in file.       Days of ApplicationFederal Compliance - TIL in file indicated to be final, expected
                                                                                                                        Preliminary                                                                              Compliance tests were run using an application date of 02/XX/2008 which is 1 months   funding date same as disbursement and/or note date but is not signed ordated by borrower
                                                                                                                        or Final                                                                                 prior to consummation. A lookback was performed to determine this application         so cannot confirm that borrower received.Federal Compliance - FACTA Disclosure
                                                                                                                        Title.                                                                                   date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingClosing / Title - TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4231628693 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8247258125 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                           File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                                                                        contain                                                                                  application date located in file.  Compliance tests were run using an application     Application TestFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                        either                                                                                   date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  lender refiFederal Compliance - TIL in file indicated to be final, expected funding date
                                                                                                                        Preliminary                                                                              to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  same as disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                        or Final                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           confirm that borrower received.Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                        Title.                                                                                   determined. Unable to determine if correct TILA rescission form was used.[B] Federal  to All Required PartiesFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title -
                                                                                                                                                                                                                 if a prepayment penalty was included in the pay-off which may impact high cost        TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                 findings.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3634316058 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to be final but not signed nor initialed by borrower.Federal                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Right of       Compliance - TIL in file indicated to be final, expected funding date same as disbursement
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    and/or note date but is not signedor dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing                 received.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All   equal to Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by   All Required PartiesFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 all parties whose ownership interest is or will be subject to the security            MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
6828842505 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2006  12/XX/2005   Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA - Final TIL MissingFederal Compliance - FACTA Disclosure                                                                                      -
                                                               Home                                                                                                                                              did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA - Final   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 TIL Missing: Missing Final TIL.
1634938312 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Cancel MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - (Doc Error) Initial GFE not provided to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 08/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
8838612422 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    State - NC
                                                                                                                                                                                                                 Home Loan: Unable to determine if refinance loan was made without a tangible net      Cancel MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Compliance - (Doc Error) Initial GFE not providedState Compliance - North Carolina CHL
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Tangible Net Benefit Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5618892288 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA -                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Final TIL MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance
                                                                                                                                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance
                                                                                                                                                                                                                 to determine this application date.  The final date used for testing was              - Missing Initial Loan Application Test
                                                                                                                                                                                                                 06/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
1899532348 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Cancel MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 The final date used for testing was 06/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7691543628 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Cancel MissingState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Bill of Rights disclosure not provided to borrower.[B] State Compliance - Michigan    Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Notice Not ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not   Bill of Rights Disclosure Not Provided)Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 provided to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                 Final TIL.
5656745318 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Cancel MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - (Doc Error) Initial GFE not provided to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 08/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
1109105184 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Cancel MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - (Doc Error) Initial GFE not provided to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 08/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
5698197659 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Right of Rescission                                                                                   -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                        either                                                                                   date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was
                                                                                                                        or Final                                                                                 05/XX/2006.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                        Title                                                                                    Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
1964688221 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Cancel MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                        either                                                                                   date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - (Doc Error) Initial GFE not provided
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was
                                                                                                                        or Final                                                                                 09/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                        Title                                                                                    Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
9922719823 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months   Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 The final date used for testing was 10/XX/2006.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9517408144 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Cancel MissingFederal Compliance - Missing Initial Loan Application TestGeneral Appraisal
                                                                                                                        either                                                                                   date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was              off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 11/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in       applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                        Title                                                                                    Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
7508797144 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                        either                                                                                   date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                        Preliminary                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                        or Final                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                        Title                                                                                    Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5510251298 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                            contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - TIL in file indicated to be final, expected funding date same as
                                                                                                                        either                                                                                   05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  disbursement and/or note date but is not signed or dated by borrower so cannot confirm
                                                                                                                        Preliminary                                                                              FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       that borrower received.Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                        or Final                                                                                 Credit Score Disclosure.[B] State Compliance - Massachusetts Home Loan - Borrower's   Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                        Title.                                                                                   Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No      Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 evidence in loan file of document or worksheet indicating how the lender determined   Receipt Date MissingState Compliance - 4% late charge exceeds the 3% maximum per state of that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts MA.State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                 Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal   Worksheet Not in FileFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 04/XX/2006   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this   DisclosureFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                                                                                                                                 application date.  The final date used for testing was 11/XX/2005.[B] Federal         Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 rescission form was used.[B] Federal Compliance - Payoff Statement Missing: Missing   contract sales price or original loan amount, whichever applies.Closing / Title - TIL
                                                                                                                                                                                                                 Payoff Statement: Unable to determine if a prepayment penalty was included in the     appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                 pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7822577094 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL in file indicated to be final, expected funding date same as                                                                                   -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   disbursement and/or note date but  is not signed or dated by borrower so cannot confirm
                                                                                                                        either                                                                                   08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  that borrower received.Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 date.  The final date used for testing was 02/XX/2006.[B] State Compliance - New York DisclosureFederal Compliance - Property Type Not ProvidedFederal Compliance - Disbursement
                                                                                                                                                                                                                 Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal   Date MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA    loan amount, whichever applies.Closing / Title - TIL appears to be final but not signed
                                                                                                                                                                                                                 rescission form was used.[B] Federal Compliance - Property Type Not Provided:         nor initialed by borrower.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 (XXXXXXXXXXX) Property Type. If property type is other than single family residence,  All Required PartiesFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - MissingState Compliance - 4% late charge exceeds 2% maximum per state (NY).Federal
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1329338007 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                        either                                                                                   08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Signature on Affiliated Business Arrangement DisclosureClosing / Title - TIL
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     appears to be final but not signed nor initialed by borrower.General Appraisal
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        Title                                                                                    months prior to consummation. A lookback was performed to determine this application  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 date.  The final date used for testing was 02/XX/2006.[B] Federal Compliance -        applies.Federal Compliance - TIL in file is indicated to be final, expected funding date
                                                                                                                                                                                                                 Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other    same as disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                 than single family residence, state and federal testing may be impacted.[B] Federal   confirm that borrower received.Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement MissingFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6486140860 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    UTD        Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Federal Compliance - TIL in file indicated to
                                                                                                                        either                                                                                   10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                        Preliminary                                                                              FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       dated by borrower so cannot confirm that borrower received.Federal Compliance - Notice of
                                                                                                                        or Final                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                        Title                                                                                    Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was    Business Arrangement DisclosureFederal Compliance - Property Type Not ProvidedFederal
                                                                                                                                                                                                                 used.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing          MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - Unable to
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   Primary.General Appraisal Requirements - No appraisal or approval docs in file to
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    determine valueClosing / Title - TIL appears to be final but not signed nor initialed by
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  borrower.
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
6842716718 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /   File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to be final but not signed nor initialed by borrowerFederal                                                                               -
                                                                          Other                         Title -         contain                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal
                                                                                                        Security        either                                                                                   date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        Instrument is   Preliminary                                                                              to determine this application date.  The final date used for testing was              Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        not on a        or Final                                                                                 10/XX/2006.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX)         Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        FNMA/FHLMC form Title                                                                                    Property Type. If property type is other than single family residence, state and      Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        and does not                                                                                             federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing  Affiliated Business Arrangement DisclosureFederal Compliance - Property Type Not
                                                                                                        contain the                                                                                              Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       ProvidedFederal Compliance - Missing Initial Loan Application TestGeneral Appraisal
                                                                                                        following                                                                                                Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        clauses:: ___                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  applies.Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to          is blank
                                                                                                                                                                                                                 applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5969787555 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as      Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                        either                                                                                   disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Missing Signature on Affiliated Business Arrangement DisclosureGeneral Appraisal
                                                                                                                        Preliminary                                                                              Loan Application Test: No evidence of application date located in file.  Compliance   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        or Final                                                                                 tests were run using an application date of 03/XX/2007 which is 1 months prior to     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        Title.                                                                                   consummation. A lookback was performed to determine this application date.  The final applies.Closing / Title - TIL appears to be final but not signed nor initialed by
                                                                                                                                                                                                                 date used for testing was 10/XX/2006.[B] Federal Compliance - RESPA Disclosure -      borrower.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     ConsummationFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement            PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      MissingFederal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         DateFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of       Disbursement Date Missing
                                                                                                                                                                                                                 application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                 determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
3831389469 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /   File does not                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Other                         Title -         contain                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            TIL in file indicated to be final, expected funding date same as disbursement and/or note
                                                                                                        Security        either                                                                                   practicable time after using credit score.[B] Federal Compliance - Missing Initial    date but is not signed or dated by borrower so cannot confirm that borrower
                                                                                                        Instrument is   Preliminary                                                                              Loan Application Test: No evidence of application date located in file.  Compliance   received.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        not on a        or Final                                                                                 tests were run using an application date of 07/XX/2007 which is 1 months prior to     PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form Title.                                                                                   consummation. A lookback was performed to determine this application date.  The final Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             date used for testing was 02/XX/2007.[B] Federal Compliance - RESPA Disclosure -      Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        contain the                                                                                              Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        following                                                                                                Rule: Creditor did not obtain signature on Affiliated Business Arrangement            TestClosing / Title - TIL appears to be final but not signed nor initialed by borrower.
                                                                                                        clauses:: ___                                                                                            Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
8609922864 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateMiscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel
                                                                                                                                                                                                                 date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed  expiration date is blank.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 09/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
4343910927 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8563052855 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TIL itemization did not disclose an attorney fee of $250 as prepaid                                                                                -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $80,122.46 is underdisclosed from calculated Finance finance charge.
                                                                                                                                                                                                                 Charge of $80,372.45 in the amount of $249.99.
6030389161 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                        either                                                                                   date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was              Missing Initial Loan Application Test
                                                                                                                        or Final                                                                                 07/XX/2006.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                        Title                                                                                    Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6108596437 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2006 10/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7729550274 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely:  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                         -
                                                                          Debt Consolidation                            contain                                                                                  Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to
                                                                                                                        either                                                                                   borrower at time of account opening.
                                                                                                                        Preliminary
                                                                                                                        or Final
                                                                                                                        Title.
3648075093 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   State Compliance - New York Prepayment Penalty Junior LienFederal Compliance - RESPA                                                                                    -
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 or Prepay Addendum provides specific language that prepay will not exceed maximum     Days of Application
                                                                                                                                                                                                                 permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3515752237 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     refi: Original Lender was not able to be determined. Unable to determine if correct   Arrangement DisclosureFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing    same lender refi
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
4896110546 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - The greater of 10% of the unpaid monthly payment of $40 late charge                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        exceeds the 2% maximum allowed per state (NY)State Compliance - 10 day grace period
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       exceeds the 15 day minimum allowed per state (NY)Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2007 which is 1 months   Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 The final date used for testing was 02/XX/2007.[B] State Compliance - New York Late
                                                                                                                                                                                                                 Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
4806806223 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
1798038520 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
1239660267 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Final TIL                                                                                -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Not Provided to Borrower At or Before ConsummationFederal Compliance - Notice of Right To
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Cancel Not Provided to All Required PartiesFederal Compliance - Right of Rescission Timing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2007 which is 1 months   - Receipt Date MissingFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         same lender refiFederal Compliance - FACTA Disclosure MissingClosing / Title - TIL appears
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
8507834373 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TIL in file indicated to be final, expected funding date same as                                                                                   -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        disbursement and/or note date but is not signed or dated by borrower so cannot confirm
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       that borrower received.Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months   Compliance - FACTA Disclosure MissingClosing / Title - TIL appears to be final but not
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.   signed nor initialed by borrower.
                                                                                                                                                                                                                 The final date used for testing was 04/XX/2007.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
3548856450 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        MissingFederal Compliance - TIL in file indicated to be final, expected funding date same
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       as disbursement and/or note date but is not signed or dated by borrower so cannot confirm
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2007 which is 1 months   that borrower received.Federal Compliance - FACTA Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.   (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 The final date used for testing was 11/XX/2006.[B] Federal Compliance - (Missing      Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to be determined. Unable to determine if correct TILA rescission form was used.[B]    Application TestClosing / Title - TIL appears to be final but not signed nor initialed by
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    borrower.
                                                                                                                                                                                                                 Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to borrower.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8120207765 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA -                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - South Carolina   Final TIL MissingFederal Compliance - Notice of Right to Cancel MissingState Compliance -
                                                                                                                                                                                                                 Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:       South Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance -
                                                                                                                                                                                                                 Borrower not provided with a document specifying the agency designated to receive     FACTA Disclosure Missing
                                                                                                                                                                                                                 complaints or inquiries about the origination and making of the loan.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                 Final TIL.
1483190234 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA -                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Final TIL MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance
                                                                                                                                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  - Missing Initial Loan Application Test to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 01/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
6424453247 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Cancel MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                        either                                                                                   date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - (Doc Error) Initial GFE not provided
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was
                                                                                                                        or Final                                                                                 05/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                        Title.                                                                                   Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
1783248708 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
4329402599 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - TIL in
                                                                                                                        either                                                                                   11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                        Preliminary                                                                              Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide but is not signed ordated by borrower so cannot confirm that borrower received.Federal
                                                                                                                        or Final                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                        Title                                                                                    score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - Federal FACTA Disclosure Timing TestGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 to determine this application date.  The final date used for testing was              lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 05/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            of a contract sales price or original loan amount, whichever applies.Closing / Title - TIL
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
4806679912 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                          missing                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements -                                                                              -
                                                                          Other                                         initial and                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date of   appraisal report is missingFederal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                                        final title                                                                              02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Property Type Not ProvidedFederal Compliance - Disbursement Date Missing
                                                                                                                        policyfinal                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                                        1003 is                                                                                  file.  Compliance tests were run using an application date of 01/XX/2007 which is 1
                                                                                                                        missing                                                                                  months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal Compliance -
                                                                                                                                                                                                                 Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
2067618780 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements -                                                                              Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   An origination appraisal was not located in the file.Federal Compliance - Notice of Right
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - TILA HELOC - Credit Agreement Not   to Cancel MissingFederal Compliance - Property Type Not ProvidedFederal Compliance - TILA
                                                                                                                        Preliminary                                                                              Provided Timely: Truth in Lending Act (XXXXXXXXXXX): Credit Agreement not provided to HELOC - Billing Rights Disclosure Not Provided TimelyFederal Compliance - TILA HELOC -
                                                                                                                        or Final                                                                                 borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing     Credit Agreement Not Provided TimelyState Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                        Title.                                                                                   Rights Disclosure Not Provided Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing
                                                                                                                                                                                                                 Rights" disclosure not provided to borrower at time of account opening.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX)
                                                                                                                                                                                                                 Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
2971877307 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements -                                                                              Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Missing Initial Loan Application    value of a contract sales price or original loan amount, whichever applies.Federal
                                                                                                                        Preliminary                                                                              Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Notice of Right to Cancel MissingState Compliance - Minimum grace period for
                                                                                                                        or Final                                                                                 using an application date of 11/XX/2006 which is 1 months prior to consummation. A    NJ is 15 days - note states 10 days.
                                                                                                                        Title                                                                                    lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
4030592357 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance -                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   TILA HELOC - HELOC Brochure MissingFederal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 01/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Disbursement Date MissingGeneral Appraisal Requirements - missing appraisal
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
3831231703 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Missing Initial Loan Application No FeesFederal Compliance - Property                                                                   Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Type Not ProvidedFederal Compliance - Costs and Fees Not Disclosed In HELOC                                                                                             Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with fee   AgreementGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                              (UAL State)
                                                                                                                                                                                                                 disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingState
                                                                                                                                                                                                                 Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement Compliance - Grace period not allowed per state (MA) - min grace period for (MA) is 15
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   days - note states 10 daysState Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] State Compliance -             Tangible Net Benefit Worksheet Not in FileFederal Compliance - Federal HELOC Itemization
                                                                                                                                                                                                                 Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                 Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If
                                                                                                                                                                                                                 property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9618047217 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     Federal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance -                                                                                Late Charge
                                                                          Other                                         contain                                                                                  loan contains an impermissible late charge due to missing information.[B] Federal     TILA HELOC - HELOC Brochure MissingFederal Compliance - Notice of Right to Cancel
                                                                                                                        either                                                                                   Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        MissingFederal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                                        Preliminary                                                                              disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement     DateFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial
                                                                                                                        or Final                                                                                 date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure      Loan Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                        Title.                                                                                   Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to           Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:    off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to      applies.State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
5883448909 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Type Not ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                        or Final                                                                                 Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance         lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                        Title.                                                                                   testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value, of application date located in file.  Compliance tests were run using an application  compliance tests requiring an LTV were run off an assumed value of a contract sales price date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  or original loan amount, whichever applies.State Compliance - 10 day grace period does not to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  meet the 15 day minimum per state (NJ).
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
6279951628 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                        either                                                                                   11/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingState
                                                                                                                        Preliminary                                                                              Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   Compliance - 10 day grace period is <15 days required in the state of MA.State Compliance
                                                                                                                        or Final                                                                                 File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                        Title                                                                                    indicating how the lender determined that the home loan is in the borrower's          FileFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period       Disbursement Date Missing
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5083776501 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not                                                                                            -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Provided)Federal Compliance - Property Type Not ProvidedFederal Compliance - (Missing
                                                                                                                        either                                                                                   date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                        Preliminary                                                                              to determine this application date.  The final date used for testing was              Initial Loan Application TestGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                        or Final                                                                                 08/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                        Title.                                                                                   same lender refi: Original Lender was not able to be determined. Unable to determine  price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] State Compliance - South
                                                                                                                                                                                                                 Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                 Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
6898676093 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Prepayment not allowed per state (NY) - max for NY state is $0 - Notes                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 11/XX/2003 used as      contains early closure fee of $534.50Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC  TestFederal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance
                                                                                                                                                                                                                 Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to  - TILA HELOC - HELOC Brochure MissingFederal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:    MissingFederal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to      DateFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  lack of appraised value, compliance tests requiring an LTV were run off an assumed value of application date located in file.  Compliance tests were run using an application  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty
                                                                                                                                                                                                                 Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
1441286826 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    UTD        Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.General Appraisal Requirements - Due to lack
                                                                                                                        either                                                                                   03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Notice of Right to Cancel MissingState Compliance - New York Late Charge Percent
                                                                                                                        Title                                                                                    months prior to consummation. A lookback was performed to determine this application  TestingState Compliance - New York Late Charge Grace Period TestingFederal Compliance -
                                                                                                                                                                                                                 date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
1176909270 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                        either                                                                                   10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
9002218323 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  12/XX/2006   UTD        UTD UTD                                       File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type                                                                                -
                                                                                                                        contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                        either                                                                                   01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date MissingMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     compliance results were generated using a defaulted value of Primary.General Appraisal
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        Title                                                                                    months prior to consummation. A lookback was performed to determine this application  off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
9214871765 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements -                                                                              Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          value of a contract sales price or original loan amount, whichever applies.Federal
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type Not
                                                                                                                        or Final                                                                                 Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance         ProvidedFederal Compliance - Disbursement Date MissingState Compliance - 10 day grace
                                                                                                                        Title.                                                                                   testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   period with greater of 5% or $10 late charge is outside parameters of 15 day minimum grace of application date located in file.  Compliance tests were run using an application  period with maximum 5% late charge for 2nd liens in the state of NJ as of 11/27/2003.
                                                                                                                                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
8403393800 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Right to Cancel MissingFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance         applies.State Compliance - Grace period not allowed per state (NJ) - min grace period for
                                                                                                                        Title                                                                                    testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   NJ is 15 days - note states 10 days.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
9615948453 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         Initial Loan Application TestFederal Compliance - Disbursement Date MissingState
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 10 day grace period is less than 15 day minimum per state (NJ).
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
6673571618 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                          The loan file                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  Late Charge
                                                                          Other                                         is missing a                                                                             Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                        Final Title                                                                              period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                        Policy.                                                                                  Disbursement Date Missing: Evidence of disbursement date not found in file. Security  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance - TILA
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  requiring an LTV were run off an assumed value of a contract sales price or original loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  amount, whichever applies.State Compliance - 10 day grace period is less than 15 day
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           minimum per state (NJ).
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
4516316749 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance         Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Disbursement Date MissingFederal Compliance - (Missing Data) Unable to determine if loan date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  is a same lender refiState Compliance - 10 day grace period does not meet the 15 day to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  minimum per state (NJ).
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
2138675343 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not                                                                                            -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                        either                                                                                   date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                        Preliminary                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application TestGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                        or Final                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                        Title.                                                                                   Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance - South
                                                                                                                                                                                                                 Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                 Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
7982326771 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   UTD        UTD UTD                                       "File does                   D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Missing Initial Loan Application No FeesFederal Compliance - Costs                                                                      UTD        Indeterminable
                                                                                                                        not contain                                                                              Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  and Fees Not Disclosed In HELOC AgreementMiscellaneous Compliance - Unable to determine
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   occupancy, compliance results were generated using a defaulted value of Primary.General
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        Title                                                                                    Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement applies.Federal Compliance - Notice of Right to Cancel MissingState Compliance - New York
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   Late Charge Percent TestingState Compliance - New York Late Charge Grace Period
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -           TestingFederal Compliance - Disbursement Date MissingFederal Compliance - Federal HELOC
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                 Closing Disclosure, no fees were used in testing.[B] State Compliance - New York Late
                                                                                                                                                                                                                 Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
7774107694 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                          File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Missing Initial Loan Application No FeesFederal Compliance - Costs                                                                      Yes        TR
                                                                          Other                                         contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  and Fees Not Disclosed In HELOC AgreementFederal Compliance - Notice of Right to Cancel                                                                                 Indeterminable
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   MissingState Compliance - New York Late Charge Percent TestingState Compliance - New York
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Late Charge Grace Period TestingFederal Compliance - Property Type Not ProvidedFederal
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                        Title                                                                                    Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -           Federal HELOC Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                 Closing Disclosure, no fees were used in testing.[B] State Compliance - New York Late
                                                                                                                                                                                                                 Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
1069251076 XXXXXXXXXX XXXXXXXXXX SC    4/XX/1999  3/XX/1999    Primary    Refinance Cash-out -                          Not provided.                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 04/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/1999 which is 1   Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1895627629 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right to Cancel MissingFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                        either                                                                                   07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1
                                                                                                                        Title                                                                                    months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6816721020 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              Late Charge
                                                                          Other                                         contain                                                                                  loan contains an impermissible late charge due to missing information.[B] Federal     Loan Application TestFederal Compliance - TILA HELOC - HELOC Brochure MissingGeneral
                                                                                                                        either the                                                                               Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                        Preliminary                                                                              HELOC Brochure not provided to borrower.[B] Federal Compliance - Missing Initial Loan were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  applies.State Compliance - 2nd lien allows 5%/15 days.  Does not address stated dollar
                                                                                                                        Title.                                                                                   were run using an application date of 10/XX/2003 which is 1 months prior to           amount.
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
3873530024 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Compliance - Final TIL EstimatedFederal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Date MissingState Compliance - Per Note, late charge is 5% however per state of NY maximum
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   late charge percentage is 2%Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 tests were run using an application date of 08/XX/2008 which is 1 months prior to     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a    Rate Set DateFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                                                 Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
7477698850 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL in file indicated to be final, expected funding date same as                                                                                   -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   disbursement and/or note date but is not signed ordated by borrower so cannot confirm that
                                                                                                                        either                                                                                   08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  borrower received.Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    amount, whichever applies.Closing / Title - TIL appears to be final but not signed nor
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      initialed by borrower.
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1870854375 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right to Cancel MissingState Compliance - New York Prepayment Penalty Junior LienFederal
                                                                                                                        either                                                                                   05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Property Type Not ProvidedFederal Compliance - Disbursement Date
                                                                                                                        Preliminary                                                                              TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        MissingFederal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal
                                                                                                                        or Final                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Compliance - TILA HELOC - HELOC Brochure MissingGeneral Appraisal Requirements - Due to
                                                                                                                        Title.                                                                                   Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                 Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance
                                                                                                                                                                                                                 - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
9304509926 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                        or Final                                                                                 Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance         Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                                        Title.                                                                                   testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV of application date located in file.  Compliance tests were run using an application  were run off an assumed value of a contract sales price or original loan amount, whichever date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  applies.State Compliance - Grace period not allowed per state (NJ) - min grace period for to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  NJ is 15 days - note states 10 days determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
2185980524 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Not dated by borrower.Federal Compliance - Disbursement Date                                                                                       -
                                                                          Debt Consolidation                            contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                        either                                                                                   11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   than 3 Business Days From Transaction DateState Compliance - 5% late charge exceeds 2%
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application  maximum per state (NY.)State Compliance - 10 day grace period is less than 15 day minimum
                                                                                                                                                                                                                 date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace     per state (NY.)Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 period less than minimum per state.[B] State Compliance - New York Late Charge        Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
4806329814 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingState Compliance - Late charge not                                                                                -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   allowed per state (NY) - max late charge for NY is 2% - note states 5%.State Compliance -
                                                                                                                        either                                                                                   03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Ten (10) day grace period for the late charge does not conform with 15 day minimum per
                                                                                                                        Preliminary                                                                              TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act               state (NY) Regs.Federal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                                        or Final                                                                                 (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of account           Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                        Title                                                                                    opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided  Compliance - TILA HELOC - Billing Rights Disclosure Not Provided TimelyFederal Compliance
                                                                                                                                                                                                                 Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided  - TILA HELOC - Credit Agreement Not Provided TimelyGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 to borrower at time of account opening.[B] Federal Compliance - Missing Initial Loan  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note
                                                                                                                                                                                                                 late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
8380178661 XXXXXXXXXX XXXXXXXXXX NM    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestGeneral
                                                                                                                        either                                                                                   11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                        Title.                                                                                   months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    MissingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                                                 Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
5745428811 XXXXXXXXXX XXXXXXXXXX NM    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                          File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                   Yes        TR
                                                                          Other                                         contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Loan Application No FeesFederal Compliance - Disbursement Date MissingFederal Compliance -                                                                              Indeterminable
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   (Missing Data) Last Rate Set DateFederal Compliance - Costs and Fees Not Disclosed In                                                                                   (UAL State)
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      HELOC AgreementGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                        or Final                                                                                 compliance points and fees tests.[C] State Compliance - New Mexico Tangible Net       tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                        Title.                                                                                   Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made    loan amount, whichever applies.State Compliance - Missing loan disbursement.Federal
                                                                                                                                                                                                                 without tangible net benefit to borrower due to missing prior loan information.[B]    Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 04/XX/2005 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last
                                                                                                                                                                                                                 Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2074959014 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestState Compliance
                                                                                                                        either                                                                                   08/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    - 10 day grace period is less than 15 day minimum per state (MA)State Compliance -
                                                                                                                        Preliminary                                                                              Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                        or Final                                                                                 File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      FileFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                        Title.                                                                                   indicating how the lender determined that the home loan is in the borrower's          Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period       to determine if loan is a same lender refiFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.[B] Federal Compliance -       MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   amount, whichever applies.
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
4016822129 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                          File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type                                                                     Yes        TR
                                                                          Other                                         contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Not ProvidedFederal Compliance - Missing Initial Loan Application No FeesFederal                                                                                        Indeterminable
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   Compliance - Disbursement Date MissingFederal Compliance - Costs and Fees Not Disclosed In
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      HELOC AgreementGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                        Title                                                                                    Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement loan amount, whichever applies.Federal Compliance - Federal HELOC Itemization of Final
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   Costs and Fees Not Provided
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                 Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property
                                                                                                                                                                                                                 Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
1002074580 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type                                                                                Late Charge
                                                                          Other                                                                                                                                  loan contains an impermissible late charge due to missing information.[B] Federal     Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004    MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingGeneral Appraisal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not      off an assumed value of a contract sales price or original loan amount, whichever provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure applies.State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property
                                                                                                                                                                                                                 Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
8460159435 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Missing Initial Loan Application TestGeneral
                                                                                                                        either                                                                                   date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                        Preliminary                                                                              to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                        or Final                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                        Title.                                                                                   determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
9034695472 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance UTD                                 File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Property Type                                                                     No         TNR Testing Not
                                                                                                                        contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Not ProvidedFederal Compliance - Missing Initial Loan Application No FeesFederal                                                                                        Required
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   Compliance - Disbursement Date MissingFederal Compliance - Costs and Fees Not Disclosed In
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      HELOC AgreementGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                        Title.                                                                                   Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement loan amount, whichever applies.Federal Compliance - Federal HELOC Itemization of Final
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   Costs and Fees Not Provided
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or
                                                                                                                                                                                                                 Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property
                                                                                                                                                                                                                 Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
6433537129 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2005 11/XX/2005   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Home Improvement                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       3 Business Days From Transaction DateState Compliance - 10% late charge exceeds 3% maximum
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Massachusetts Home Loan - Borrower's   per state (MA).State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                 Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No      Net Benefit Worksheet Not in FileFederal Compliance - (Missing Data) Unable to determine
                                                                                                                                                                                                                 evidence in loan file of document or worksheet indicating how the lender determined   if loan is a same lender refiFederal Compliance - Missing Initial Loan Application that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal   Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
3115077316 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Note late charge of 10% exceeds maximum of 2% per state
                                                                                                                        either                                                                                   10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  of NY.Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                        Preliminary                                                                              FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                        or Final                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set DateFederal
                                                                                                                        Title.                                                                                   Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                 Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                 Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                 Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
4445999836 XXXXXXXXXX XXXXXXXXXX RI    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                          File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                             No         TNR Testing Not
                                                                          Other                                         contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  refiFederal Compliance - Missing Initial Loan Application No FeesFederal Compliance -                                                                                   Required
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - Costs
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          and Fees Not Disclosed In HELOC AgreementFederal Compliance - Federal HELOC Itemization of
                                                                                                                        Title                                                                                    Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement Final Costs and Fees Not Provided
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation.  A lookback
                                                                                                                                                                                                                 was performed to determine this application date.   The final date used for testing
                                                                                                                                                                                                                 was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
1348197558 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                        Preliminary                                                                              06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                        or Final                                                                                 TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with  Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                        Title.                                                                                   timing requirements due to missing Initial Loan Application Date.[B] Federal          Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 12/XX/2004.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2005.
9698925633 XXXXXXXXXX XXXXXXXXXX NH    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                          File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Costs and Fees Not Disclosed In HELOC AgreementFederal Compliance -                                                                     No         TNR Testing Not
                                                                          Other                                         contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Missing Initial Loan Application No FeesFederal Compliance - TILA HELOC - Important Terms                                                                               Required
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          Compliance - Disbursement Date MissingFederal Compliance - Federal HELOC Itemization of
                                                                                                                        Title.                                                                                   Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement Final Costs and Fees Not Provided
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                 was performed to determine this application date.   The final date used for testing
                                                                                                                                                                                                                 was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
9447040399 XXXXXXXXXX XXXXXXXXXX RI    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - TILA
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  HELOC - Important Terms Disclosure MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
8931000293 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - PPP EXPIRED - NJ requires the lender to allow the borrower to pay up to                                                                              Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   1/3 of the loan amount without penalty in any 6 month period. Loan requirement of a
                                                                                                                                                                                                                 period less than 15 days.[B] Federal Compliance - TILA HELOC - HELOC Brochure         penalty if the loan is paid off in full at any time within 30 months would violate the
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to           allowance requirement if the balance at payoff were less than 1/3 of the line
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:    limit.Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to      refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  HELOC - Important Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  MissingState Compliance - 10% late charge exceeds 5% maximum late charge per state of NJ.
                                                                                                                                                                                                                 date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 11/XX/2005.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey
                                                                                                                                                                                                                 Prepayment Penalty:  No prepayment penalties are permissible in the state of New
                                                                                                                                                                                                                 Jersey.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8543668587 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                           File does not                C           C           C           C           C           [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  State - NC
                                                                                                                        contain                                                                                  Unable to determine if the loan was refinanced without a tangible net benefit to the  RefinanceFederal Compliance - Unable to determine cause of under disclosure due to missing
                                                                                                                        either                                                                                   borrower due to missing information.[B] Federal Compliance - Disbursement Date        itemization of amount financedFederal Compliance - Right of Rescission Timing - Receipt
                                                                                                                        Preliminary                                                                              Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.  Date MissingState Compliance - Massachusetts MLBR (Missing Data) Document Type Not
                                                                                                                        or Final                                                                                 Security Instrument Notary Date of 02/XX/2008 used as disbursement date for           ProvidedState Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to
                                                                                                                        Title                                                                                    compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA           Repay not Verified)State Compliance - Massachusetts Late Charge Percent
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] State     TestingMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title -
                                                                                                                                                                                                                 Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  Disbursement Date Less than 3 Business Days From Transaction DateState Compliance -
                                                                                                                                                                                                                 or worksheet indicating how the lender determined that the home loan is in the        Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                 borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: FileFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Note late charge exceeds maximum per state.[B] State Compliance - Massachusetts       refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts  Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingState Compliance -
                                                                                                                                                                                                                 Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis  Massachusetts Borrower's Interest Tangible Net Benefit Test
                                                                                                                                                                                                                 of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable[B] State Compliance - Massachusetts MLBR (Missing
                                                                                                                                                                                                                 Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                 Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,157.20 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $259,673.90 in the amount of
                                                                                                                                                                                                                 $516.70.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5532468509 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                           File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                        contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Massachusetts Late Charge Percent TestingState
                                                                                                                        either                                                                                   08/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet
                                                                                                                        Preliminary                                                                              Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   Not in FileFederal Compliance - Payoff Statement MissingFederal Compliance - (Missing
                                                                                                                        or Final                                                                                 File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                        Title.                                                                                   indicating how the lender determined that the home loan is in the borrower's          Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan        lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
4576536195 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                           File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  Late Charge
                                                                                                                        contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Days From Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  is a same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                        or Final                                                                                 Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance         Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                        Title.                                                                                   testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       10% late charge exceeds 5% maximum per State (NJ).
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4334966900 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                          File does not                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount                                                                              No         TNR Testing Not
                                                                          Other                                         contain                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  TestingFederal Compliance - Missing Initial Loan Application No FeesFederal Compliance -                                                                                Required
                                                                                                                        either                                                                                   Account Opening not in file. Unable to validate accuracy of and compliance with fee   Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                        Preliminary                                                                              disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal
                                                                                                                        or Final                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          Compliance - Costs and Fees Not Disclosed In HELOC AgreementFederal Compliance - Federal
                                                                                                                        Title.                                                                                   Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement HELOC Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application
                                                                                                                                                                                                                 date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or
                                                                                                                                                                                                                 Closing Disclosure, no fees were used in testing.[B] State Compliance - Pennsylvania
                                                                                                                                                                                                                 Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
9019809061 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance UTD                                 File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                                                                        contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Transaction DateFederal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Same Lender RefinanceState Compliance - New Jersey Prepayment PenaltyFederal Compliance -
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing Initial Loan Application TestFederal Compliance - TILA HELOC - Important Terms
                                                                                                                        or Final                                                                                 Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance         Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Not
                                                                                                                        Title.                                                                                   testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely:     Provided TimelyFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   lender refiFederal Compliance - Disbursement Date MissingState Compliance - New Jersey
                                                                                                                                                                                                                 Application Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Home Loan (Late Charge)
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Unable to determine if Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                 Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 05/XX/2005.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey
                                                                                                                                                                                                                 Prepayment Penalty:  No prepayment penalties are permissible in the state of New
                                                                                                                                                                                                                 Jersey.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2005.
5331735132 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Transaction DateFederal Compliance - Payoff Statement MissingFederal Compliance - (Missing
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                        or Final                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         Compliance - (Doc Error) Initial GFE not providedState Compliance - 10% late charge
                                                                                                                        Title.                                                                                   testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   exceeds maximum 5% per state of NJ.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 01/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
4000529968 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2001 9/XX/2001    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not providedFederal                                                                                  -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to
                                                                                                                        either                                                                                   10/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                        Preliminary                                                                              TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                        or Final                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Notice of Right to Cancel MissingState Compliance - Massachusetts Open End Late Charge
                                                                                                                        Title.                                                                                   Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       Percent and Amount TestingFederal Compliance - Disbursement Date MissingFederal Compliance
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] State Compliance - Massachusetts Open End     - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 Late Charge Percent and Amount Testing: Note late charge exceeds maximum per          Brochure Missing
                                                                                                                                                                                                                 state.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 04/XX/2001.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
5721531723 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2009  5/XX/2009    Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Notice of Right to Cancel MissingState Compliance - Save New Jersey                                                                                Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Homes Act Disclosure - Teaser Rate Reset Disclosure Not ProvidedFederal Compliance -
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                        Preliminary                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal Compliance
                                                                                                                        or Final                                                                                 Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance         - TILA HELOC - HELOC Brochure Not Provided TimelyMiscellaneous Compliance - Missing
                                                                                                                        Title.                                                                                   testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely:     Document: Right to Cancel (RTC) not providedState Compliance - New Jersey Home Loan (Late
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   Charge)
                                                                                                                                                                                                                 Application Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2008.[B] State Compliance - Save New Jersey Homes Act
                                                                                                                                                                                                                 Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of
                                                                                                                                                                                                                 2008 - Teaser Rate Reset Disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
9150130077 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingState Compliance - Massachusetts                                                                                  -
                                                                          Home Improvement                              contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Open End Late Charge Percent and Amount TestingFederal Compliance - Missing Initial Loan
                                                                                                                        either                                                                                   10/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - TILA
                                                                                                                        Preliminary                                                                              TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        HELOC - Important Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                        or Final                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     MissingMiscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
                                                                                                                        Title.                                                                                   Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] State Compliance - Massachusetts Open End
                                                                                                                                                                                                                 Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 04/XX/2003.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
3860826155 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                          File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                          Other                                         contain                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Transaction DateFederal Compliance - Missing Initial Loan Application TestState Compliance
                                                                                                                        either                                                                                   period less than 15 days.[B] Federal Compliance - TILA HELOC - HELOC Brochure         - New Jersey Prepayment PenaltyFederal Compliance - (Missing Data) Unable to determine if
                                                                                                                        Preliminary                                                                              Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to           loan is a same lender refiFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                        or Final                                                                                 borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:    MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingGeneral Appraisal
                                                                                                                        Title.                                                                                   Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  off an assumed value of a contract sales price or original loan amount, whichever of application date located in file.  Compliance tests were run using an application  applies.State Compliance - Greater of 10% / $20 late charge exceeds maximum of 5% per date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  state N\(NJ).
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
7380048619 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                            contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                        either                                                                                   06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                        Preliminary                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                        or Final                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                        Title                                                                                    months prior to consummation. A lookback was performed to determine this application  or original loan amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial
                                                                                                                                                                                                                 date.  The final date used for testing was 12/XX/2006.[B] Federal Compliance -        GFE not provided
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
6772255254 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - (Missing Data) Flood Hazard ZoneFederal Compliance - Notice of Right                                                                               Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   to Cancel MissingFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  providedMiscellaneous Compliance - Missing Document: Right to Cancel (RTC) not
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance         providedState Compliance - 10% late charge exceeds 5% maximum per state (NJ).
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Flood Hazard Zone: Federal Compliance - (XXXXXXXXXXX) Flood Hazard
                                                                                                                                                                                                                 Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8038190525 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Payoff Statement MissingClosing / Title - (Doc Error) TIL Error:                                                                                   -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Borrower signature not dated.Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                        either                                                                                   09/XX/2005 used as disbursement date for compliance testing.[B] State Compliance -    Date MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                        Preliminary                                                                              Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   Days From Transaction DateFederal Compliance - Under disclosure is due to lenders final
                                                                                                                        or Final                                                                                 File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      TIL reflecting 240 equal payments whereas the audited pay stream indicates 239 payments
                                                                                                                        Title                                                                                    indicating how the lender determined that the home loan is in the borrower's          and 1 greater payment.State Compliance - Late charge not allowed per state (MA) - max late interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late  charge for MA is 3% - note states 10%State Compliance - Massachusetts Home Loan -
                                                                                                                                                                                                                 charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan        Borrower's Interest Tangible Net Benefit Worksheet Not in FileFederal Compliance -
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 were run using an application date of 08/XX/2005 which is 1 months prior to           Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.  The final MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 date used for testing was 03/XX/2005.[B] Federal Compliance - (Missing Data) Unable   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 to determine if loan is a same lender refi: Original Lender was not able to be        off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,503.20 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $150,627.33 in the amount of
                                                                                                                                                                                                                 $124.13.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
6747946694 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Payoff Statement MissingFederal Compliance - (Missing
                                                                                                                        Preliminary                                                                              05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                        or Final                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                        Title.                                                                                   file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 date.  The final date used for testing was 11/XX/2006.[B] Federal Compliance -        of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
2238568557 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                         contain                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                        either                                                                                   01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                        Preliminary                                                                              TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act               Business Days From Transaction DateState Compliance - The late fee consisting of the
                                                                                                                        or Final                                                                                 (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of account           greater of $20 or 10% of the over due payment exceeds the maximum lesser of 5% of the over
                                                                                                                        Title                                                                                    opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided  due payment or $10 allowed by the state of MA.State Compliance - Massachusetts Home Loan -
                                                                                                                                                                                                                 Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided  Borrower's Interest Tangible Net Benefit Worksheet Not in FileFederal Compliance - Missing
                                                                                                                                                                                                                 to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - HELOC    Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to  Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:    HELOC - HELOC Brochure MissingFederal Compliance - TILA HELOC - Billing Rights Disclosure
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to      Not Provided TimelyFederal Compliance - TILA HELOC - Credit Agreement Not Provided
                                                                                                                                                                                                                 borrower.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest         TimelyGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in   requiring an LTV were run off an assumed value of a contract sales price or original loan loan file of document or worksheet indicating how the lender determined that the home amount, whichever applies.
                                                                                                                                                                                                                 loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late
                                                                                                                                                                                                                 Charge Percent and Amount Testing: Note late charge exceeds maximum per state.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 07/XX/2005.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2006.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4455733898 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                          File does not                B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     Miscellaneous Compliance - Unable to determine the # of units, compliance results were                                                                                  -
                                                                          Other                                         contain                                                                                  Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   generated using a defaulted value.Federal Compliance - Property Type Not ProvidedState
                                                                                                                        either                                                                                   document or worksheet indicating how the lender determined that the home loan is in   Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet
                                                                                                                        Preliminary                                                                              the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application     Not in FileFederal Compliance - Payoff Statement MissingFederal Compliance - (Missing
                                                                                                                        or Final                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                        Title.                                                                                   using an application date of 09/XX/2007 which is 1 months prior to consummation. A    Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff
                                                                                                                                                                                                                 Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal
                                                                                                                                                                                                                 Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
2190565924 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided TimelyFederal                                                                                 Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Compliance - TILA HELOC - HELOC Brochure Not Provided TimelyFederal Compliance - Notice of
                                                                                                                                                                                                                 period less than 15 days.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not     Right to Cancel MissingFederal Compliance - Missing Initial Loan Application TestGeneral
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to       Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV missing Initial Loan Application Date.[B] Federal Compliance - TILA HELOC - Important were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Terms Disclosure Not Provided Timely: Unable to determine compliance with timing      applies.Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    providedState Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
6181640588 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2011 10/XX/2011   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10% late charge exceeds 1.5% maximum per state (PA.)Federal Compliance                                                                    No         TNR Testing Not
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  - Notice of Right to Cancel MissingFederal Compliance - Missing Initial Loan Application                                                                                Required
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with fee   No FeesFederal Compliance - (Missing Data) Flood Hazard ZoneFederal Compliance -
                                                                                                                                                                                                                 disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - Costs
                                                                                                                                                                                                                 Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement and Fees Not Disclosed In HELOC AgreementGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 did not disclose the Costs and Fees at Account opening. Unable to validate accuracy   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of and compliance with fee disclosure requirements.[B] Federal Compliance -           contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Missing Document: Right to Cancel (RTC) not providedFederal Compliance - Federal HELOC not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal
                                                                                                                                                                                                                 Compliance - (XXXXXXXXXXX) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation.  A lookback was performed
                                                                                                                                                                                                                 to determine this application date.   The final date used for testing was 05/XX/2011.
                                                                                                                                                                                                                 Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
2389784498 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1270615042 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: not provided
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6221995103 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - TILA
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 using an application date of 07/XX/2006 which is 1 months prior to consummation. A    Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4336638495 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        Note P&I of ___ term and                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the note.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
1162185660 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       dated.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        match           with the loan                                                                            using an application date of 08/XX/2005 which is 1 months prior to consummation. A    MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous
                                                                                                        does not match  interest rate                                                                            Affiliated Business Disclosure due to missing information.[B] Federal Compliance -    Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Calculated P&I  on the note.                                                                             Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        of ___                                                                                                   and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5418775015 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -          [C] Closing /   The P&I                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation            Title -         payment of                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        (Missing Doc)   $930.35 does                                                                             01/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Missing Note    not                                                                                      Missing Initial Loan Application Test: No evidence of application date located in     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Addendum: Note  correspond                                                                               file.  Compliance tests were run using an application date of 12/XX/2004 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        P&I does not    with the loan                                                                            months prior to consummation. A lookback was performed to determine this application  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        match           amount,                                                                                  date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: interest                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ rate, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  amortization                                                                             Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  term.                                                                                    Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
7163229271 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            09/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - TILA - Final TIL MissingFederal Compliance - Missing Initial
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2003 which is 1   Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match                                                                                                    date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I:                                                                                          Missing Final TIL Signature Date. Unable to determine compliance with rescission      of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___                                                                                          timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        does not match                                                                                           than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        Calculated P&I                                                                                           transaction disbursed on 09/XX/2003, prior to three (XXXXXXXXXXX) business days from
                                                                                                        of ___                                                                                                   transaction date of 09/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
5827928228 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2003 which is 1   or original loan amount, whichever applies.Federal Compliance - Notice of Right to Cancel
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
6287725821 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   of a contract sales price or original loan amount, whichever applies.Closing / Title -
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2005.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
3771516678 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2786947508 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - Under disclosure is in the payments due to the simple
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  interest calculation.  The Note P&I of $2038.66 does not correspond with the loan amount,
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     interest rate, and term of loan.Federal Compliance - (Missing Data) Unable to determine if
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   loan is a same lender refiFederal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Date Prior or equal to Disbursement DateFederal Compliance - TILA Rescission -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $425,497.60 is underdisclosed from calculated Finance Charge of $426,421.44 in the amount of $923.84.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3302113006 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    C           C           C           C           C           [C] Federal Compliance - (Missing Data) Number of Units: Number of Units for the      Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              Indeterminable
                                                                                                        Title -         payment on                                                                               Primary Valuation was not provided.  Any applicable Federal, State or Local           Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  compliance testing is unreliable.[B] State Compliance - Maryland Late Charge Grace    Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the   MissingState Compliance - Maryland Late Charge Grace Period TestingFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 state minimum of 15 days.[B] Federal Compliance - Missing Initial Loan Application    Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     not providedFederal Compliance - (Missing Data) Number of Units
                                                                                                        match           with the loan                                                                            using an application date of 12/XX/2005 which is 1 months prior to consummation. A
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        does not match  interest rate                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        Calculated P&I  on the note.                                                                             TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        of ___                                                                                                   Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1393029754 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Maryland Late Charge Grace Period TestingFederal Compliance -                                                                                        -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingFederal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2005 used as disbursement date for compliance testing.[B] State Compliance -    Date Prior or equal to Disbursement DateFederal Compliance - Notice of Right To Cancel Not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        Addendum: Note  does not                                                                                 10 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing    Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                        P&I does not    correspond                                                                               Initial Loan Application Test: No evidence of application date located in file.       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        match           with the loan                                                                            Compliance tests were run using an application date of 09/XX/2005 which is 1 months   ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        calculated P&I: amount, loan                                                                             prior to consummation. A lookback was performed to determine this application         Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term and                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        does not match  interest rate                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Calculated P&I  on the note.                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        of ___[B]                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Closing / Title                                                                                          information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        - Security                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Instrument is                                                                                            disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        not on a                                                                                                 date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        FNMA/FHLMC form                                                                                          All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        and does not                                                                                             by all parties whose ownership interest is or will be subject to the security
                                                                                                        contain the                                                                                              interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        following                                                                                                Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                        clauses:: ___                                                                                            on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5013235462 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2008 10/XX/2008   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Security                                                                                                 date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed  RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  refiFederal Compliance - Unable to determine reason for under disclosure due to missing
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           itemization of amount financed; however, it appears to be the Attorney's fee of $90 which
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  is reduced by the over disclosure in the payments.Federal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to          Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $7,479.79 is underdisclosed from calculated Finance Charge of $7,527.59 in the amount of $47.80.[B] Federal Compliance
                                                                                                                                                                                                                 - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth
                                                                                                                                                                                                                 in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B]
                                                                                                                                                                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7742038333 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - Under disclosure is in the payments.  The Note P&I of
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  $817.08 does not correspond with the loan amount, interest rate, and term of loan.Federal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  not providedFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $176,990.30 is underdisclosed from calculated Finance Charge of $178,413.12 in the amount of $1,422.82.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                 Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1847866749 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is in the payment due to the simple interest                                                                                      -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     calculation.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Application Test
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $295,493.20 is underdisclosed from calculated Finance Charge of $295,537.87 in the amount of $44.67.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8792743055 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is in the payments and due to the simple interest                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     calculation.Federal Compliance - (Missing Data) Unable to determine if loan is a same date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  lender refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $213,660.40 is underdisclosed from calculated Finance Charge of $214,078.96 in the amount of $418.56.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5816335190 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  RefinanceFederal Compliance - Under disclosure is in the payment due to the simple
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  interest calculation.Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           same lender refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      provided
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $188,100.00 is underdisclosed from calculated Finance Charge of $188,549.03 in the amount of $449.03.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6311463635 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   difference of                                                                            04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    $5.91                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3880936538 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                         Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect
                                                                                                        (Missing Doc)   difference of                                                                            09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                        Missing Note    $3.42                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Missing
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                        does not match                                                                                           Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Calculated P&I                                                                                           Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days from transaction date of 09/XX/2006.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Unable to determine if Notice of Right to Cancel was executed on the proper
                                                                                                                                                                                                                 Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1601035485 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   difference of                                                                            08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Missing Note    $5.14                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     than 3 Business Days From Transaction DateFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
8799595719 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc                                                                                   -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) TIL Error: Borrower signature not dated.Federal Compliance - Notice of Right To
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect Right To Cancel
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA Rescission -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Disbursement Date Missing
                                                                                                        Calculated P&I  on the note.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                 To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1071449298 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to determine reason for under disclosure. No prepaid finance                                                                                -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charges per TIL Itemization.Federal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        calculated P&I: amount, loan                                                                             Type. If property type is other than single family residence, state and federal       Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                        Note P&I of ___ term and                                                                                 testing may be impacted.[B] Federal Compliance - Final TIL Finance Charge Under       Application Test
                                                                                                        does not match  interest rate                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,575.20 is
                                                                                                        Calculated P&I  on the note.                                                                             underdisclosed from calculated Finance Charge of $218,729.98 in the amount of
                                                                                                        of ___                                                                                                   $154.78.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5565743694 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain
                                                                                                        Note P&I of ___ term and                                                                                 signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                        does not match  interest rate                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Calculated P&I  on the note.                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2245879990 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2004 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2004.
9967771756 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     or original loan amount, whichever applies.Federal Compliance - Notice of Right To Cancel
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2004 which is 1   Not Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Date Less than 3 Business Days From Transaction DateFederal Compliance - Property Type Not
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      ProvidedFederal Compliance - Missing Initial Loan Application Test
                                                                                                        calculated P&I: amount, loan                                                                             Type. If property type is other than single family residence, state and federal
                                                                                                        Note P&I of ___ term and                                                                                 testing may be impacted.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        does not match  interest rate                                                                            Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        Calculated P&I  on the note.                                                                             transaction disbursed on 05/XX/2004, prior to three (XXXXXXXXXXX) business days from
                                                                                                        of ___                                                                                                   transaction date of 05/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8265449567 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to determine reason for under disclosure. Disclosed payment on                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   note of $1711.78 does not correspond with the loan amount, loan term and interest rate on
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  the note.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     equal to Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2004 which is 1   All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        of ___                                                                                                   In Lending Act: Final TIL Finance Charge of $330,240.80 is underdisclosed from calculated Finance Charge of $330,803.85 in the amount of $563.05.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2744758241 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.General Appraisal                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      MissingFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial
                                                                                                        calculated P&I: amount, loan                                                                             Type. If property type is other than single family residence, state and federal       Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Note P&I of ___ term and                                                                                 testing may be impacted.[B] Federal Compliance - Right of Rescission Timing - Receipt Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                        Calculated P&I  on the note.                                                                             determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        of ___                                                                                                   TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8924621583 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2006 which is 1   Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2417440853 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                          Debt Consolidation            Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        (Missing Doc)   difference of                                                                            05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Missing Note    $4.44                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 04/XX/2005 which is 1   Test
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        match                                                                                                    date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        calculated P&I:                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Note P&I of ___                                                                                          disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        does not match                                                                                           date of 05/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Calculated P&I                                                                                           All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        of ___                                                                                                   by all parties whose ownership interest is or will be subject to the security interest.
3515395735 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3887975953 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3579457477 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        match           with the loan                                                                            using an application date of 01/XX/2008 which is 1 months prior to consummation. A    FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan                                                                              provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___[B]                                                                                                (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Closing / Title                                                                                          Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                        - Security                                                                                               Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        Instrument is                                                                                            Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        not on a                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        FNMA/FHLMC form                                                                                          02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        and does not                                                                                             02/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        contain the                                                                                              Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        following                                                                                                all parties whose ownership interest is or will be subject to the security interest.
                                                                                                        clauses:: ___
3587803437 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     providedFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Missing
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
9505377225 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - DSI Loan. Disclosed payment on Note of $2015.00 does not correspond with the
                                                                                                        (Missing Doc)   note of                                                                                  date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  loan amount, loan term, and interest rate on the loanFederal Compliance - RESPA Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - (Doc Error) Initial GFE not providedGeneral - Right to cancel not executed.
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        does not match  interest rate                                                                            Charge of $395,145.00 is underdisclosed from calculated Finance Charge of $397,890.33
                                                                                                        Calculated P&I  on the loan                                                                              in the amount of $2,745.33.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                        of ___                                                                                                   Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
9405824017 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance -
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
3945336659 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         P&I                                                                                      ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - Right of Rescission Timing - Receipt Date MissingGeneral Appraisal
                                                                                                        (Missing Doc)   difference of                                                                            CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Missing Note    $15.81                                                                                   Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Addendum: Note                                                                                           Compliance - Missing Initial Loan Application Test: No evidence of application date   applies.Federal Compliance - IO Payment not printed on noteFederal Compliance - CHARM
                                                                                                        P&I does not                                                                                             located in file.  Compliance tests were run using an application date of 10/XX/2007   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                        match                                                                                                    which is 1 months prior to consummation. A lookback was performed to determine this   - (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        calculated P&I:                                                                                          application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Note P&I of ___                                                                                          is a same lender refi: Original Lender was not able to be determined. Unable to       not provided
                                                                                                        does not match                                                                                           determine if correct TILA rescission form was used.[B] Federal Compliance - Right of
                                                                                                        Calculated P&I                                                                                           Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                        of ___[B]                                                                                                determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        Closing / Title                                                                                          Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        - Security                                                                                               Charge of $237,418.56 is underdisclosed from calculated Finance Charge of $241,917.94
                                                                                                        Instrument is                                                                                            in the amount of $4,499.38.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                        not on a                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                        FNMA/FHLMC form                                                                                          not signed by all parties whose ownership interest is or will be subject to the
                                                                                                        and does not                                                                                             security interest.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9767317618 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack                                                                              -
                                                                                                        Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        (Missing Doc)   difference of                                                                            06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        Missing Note    $3.46                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission    refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance -
                                                                                                        does not match                                                                                           Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine        (Doc Error) Initial GFE not provided
                                                                                                        Calculated P&I                                                                                           compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        of ___                                                                                                   Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2912934509 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Other                         Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   difference of                                                                            11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    $2.82                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingState Compliance - Grace
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   period not allowed per state PA - min grace period for PA is 15 days - note states 10
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  daysFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        match                                                                                                    date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I:                                                                                          Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        Note P&I of ___                                                                                          of 15 days.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            (Doc Error) Initial GFE not provided
                                                                                                        does not match                                                                                           Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        Calculated P&I                                                                                           Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7006470760 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        (Missing Doc)   difference of                                                                            03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Missing Note    $3.63                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    dated.General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission    amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match                                                                                           Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                        Calculated P&I                                                                                           Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        of ___[B]                                                                                                Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Closing / Title                                                                                          Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        - Security                                                                                               03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        Instrument is                                                                                            03/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not on a                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        FNMA/FHLMC form                                                                                          all parties whose ownership interest is or will be subject to the security interest.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2536905871 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2002  3/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance -                                                                                -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC TILA HELOC - HELOC Brochure MissingState Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final    Grace Period TestingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any     Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.[B] State Compliance - Massachusetts Open
                                                                                                                                                                                                                 End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of
                                                                                                                                                                                                                 10 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7030651331 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4128181329 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Initial GFE not provided
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.
3385738092 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2002  7/XX/2002    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA HELOC - Credit Agreement Not Provided TimelyFederal Compliance -                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 08/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act               Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of account           lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing :     Disbursement Date MissingFederal Compliance - TILA HELOC - Impermissible Provision on
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to       HELOC AgreementFederal Compliance - TILA HELOC - Tax Advisor Statement MissingFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:    Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to      HELOC - Billing Rights Disclosure Missing Miscellaneous Compliance - Unable to determine
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth   occupancy, compliance results were generated using a defaulted value of Primary.General
                                                                                                                                                                                                                 in Lending Act (XXXXXXXXXXX): Creditor did not provide statement that the consumer    Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 should consult a tax advisor.[B] Federal Compliance - TILA HELOC - Impermissible      were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Provision on HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): Agreement contains  applies.
                                                                                                                                                                                                                 provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2002.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4052874906 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   DSI loan                     B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         difference of                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - Notice
                                                                                                        (Missing Doc)   $5.50                                                                                    04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  of Right To Cancel Not Provided to All Required PartiesFederal Compliance - RESPA
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3237646909 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - New York Late Charge Percent TestingFederal Compliance
                                                                                                        (Missing Doc)                                                                                            12/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 11/XX/2002 which is 1   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        match                                                                                                    date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                        calculated P&I:                                                                                          Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                        Note P&I of ___                                                                                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        does not match                                                                                           From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        Calculated P&I                                                                                           12/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        of ___                                                                                                   12/XX/2002.
3493354302 XXXXXXXXXX XXXXXXXXXX NY    5/XX/1999  12/XX/1998   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi                                                                                   -
                                                                          Other                                                                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                 TILA rescission form was used.
3414597788 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2000  1/XX/2000    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Fees are under disclosed $529.88.  Itemization not provided.  Unable                                                                               -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $412,416.17 is underdisclosed from calculated        to verify reason for under disclosure without Itemization.
                                                                                                                                                                                                                 Finance Charge of $412,946.05 in the amount of $529.88.
3910258446 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2001 10/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3001975332 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2660658896 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 8/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
6677211408 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2005 8/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1932423380 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Title courier fee of $25 and title pickup fee of $30 not disclosed on                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed by lender.Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $378,191.78 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $378,246.88 in the amount of $55.10.
2469090427 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TIL itemization did not disclose a recording homestead fee of $50 as                                                                               -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $502,564.55 is underdisclosed from calculated        prepaid finance charge.
                                                                                                                                                                                                                 Finance Charge of $502,614.49 in the amount of $49.94.
6212144516 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5100198346 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Payoff statement fee of $115, Prepaid interest of $157.20, Wire fee                                                                                -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of $60 and POC Processing fee of $975 were not included in prepaid finance charges per TIL
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Itemization. Documentation fee of $195 was included in finance charges per TIL
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Itemization, but not listed on the final HUD.Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 tests were run using an application date of 06/XX/2005 which is 1 months prior to     Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $281,742.91 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $282,855.11 in the amount of $1,112.20.
6693433703 XXXXXXXXXX XXXXXXXXXX DC    3/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
1906286488 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL      Itemization of Amount Financed.Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $637,728.46 is underdisclosed from calculated Finance Charge of $637,955.09 in the amount of $226.63.
9307910802 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Itemization of Amount Financed.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $600,313.65 is underdisclosed from calculated Finance Charge of $602,137.81 in the amount of $1,824.16.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2005.
3388827281 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
2320866097 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2004  6/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
6994896875 XXXXXXXXXX XXXXXXXXXX NV    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2917254207 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7289245917 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on     Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
2975848494 XXXXXXXXXX XXXXXXXXXX NV    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3238269996 XXXXXXXXXX XXXXXXXXXX NM    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         (Missing Data) Last Rate Set DateFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1583515976 XXXXXXXXXX XXXXXXXXXX VT    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
3207504992 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4495057486 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2002  4/XX/2002    Primary    Refinance Cash-out -          [C] Lien -                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - HELOC Fees Used                                                                              -
                                                                          Other                         Missing                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC For TestingFederal Compliance - TILA HELOC - HELOC Brochure MissingTitle / Lien Defect -
                                                                                                        note/terms on                                                                                            Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final    (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                        senior lien.                                                                                             HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any
                                                                                                        Subject loan is                                                                                          federal, state, and local high cost testing[B] Federal Compliance - Notice of Right
                                                                                                        in second                                                                                                to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        position.: -
2619161117 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2008  8/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    Federal Compliance - (Missing Data) Last Rate Set Date                                                                                                                  -
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
5007831341 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2008  6/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        following                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6768237515 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - New York Prepayment PenaltyState Compliance - Late charge not allowed                                                                                -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            per state (NY) - max late charge for (NY) is 2% - note states 5%Federal Compliance -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   DateFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New
                                                                                                                                                                                                                 York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.10000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date
                                                                                                                                                                                                                 Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.
2446311218 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - CHARM Booklet Disclosure TimingState Compliance -
                                                                                                        Security                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] State     South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
                                                                                                        Instrument is                                                                                            Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                        not on a                                                                                                 South Carolina Home Loan: Borrower not provided with a document specifying the agency
                                                                                                        FNMA/FHLMC form                                                                                          designated to receive complaints or inquiries about the origination and making of the
                                                                                                        and does not                                                                                             loan.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        contain the                                                                                              equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice
                                                                                                        following                                                                                                of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        clauses:: ___
7881562143 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2008  5/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge                                                                                   -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Percent TestingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed  Compliance - (Missing Data) Last Rate Set Date
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                        and does not                                                                                             Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        contain the                                                                                              greater than 6% is 12 months.  Loan with an interest rate of 8.10000% contracts for a
                                                                                                        following                                                                                                prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay
                                                                                                        clauses:: ___                                                                                            will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
1064290295 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
9556088962 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                                                  -
                                                                          Other                                                                                                                                  RTC Signature Date. Unable to determine compliance with rescission timing requirements.
2580431927 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9709484517 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4523914861 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 04/XX/2008 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9225801532 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 03/XX/2008 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2702932811 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  Under disclosure is due to the lender utilizing an index value of 4.65% per the approval,
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,480.45 is     however the lowest index value available in the lookback period is 4.79%.
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $224,683.76 in the amount of
                                                                                                        and does not                                                                                             $6,203.31.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2033880899 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7938794306 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  4/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
8441489442 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3717884341 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed  TILA SOL.State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Initial Loan Application Test
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
5342821451 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 tests were run using an application date of 04/XX/2008 which is 0 months prior to     Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7268538154 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - Missing Initial                                                                                 -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] State Compliance - Maryland Prepayment
                                                                                                        Instrument is                                                                                            Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $7,680.00
                                                                                                        not on a                                                                                                 exceeds the state maximum of 2 months interest calculated on 2/3 of the original
                                                                                                        FNMA/FHLMC form                                                                                          balance (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                        and does not                                                                                             No evidence of application date located in file.  Compliance tests were run using an
                                                                                                        contain the                                                                                              application date of 04/XX/2008 which is 0 months prior to consummation. A lookback
                                                                                                        following                                                                                                was performed to determine this application date.
                                                                                                        clauses:: ___
1310327736 XXXXXXXXXX XXXXXXXXXX UT    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9469135061 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
4505064994 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9723026772 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5049968684 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2008  3/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        4.43% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - New York Late Charge Percent Testing: 4.79%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                        Instrument is                                                                                            New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum  CHARM Booklet Disclosure StatusState Compliance - Note Says 5%Federal Compliance -
                                                                                                        not on a                                                                                                 of 2%.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set  (Missing Data) Last Rate Set Date
                                                                                                        FNMA/FHLMC form                                                                                          and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                        and does not                                                                                             Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                        contain the                                                                                              Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL APR of 7.49100% is underdisclosed from calculated APR of 7.75000% outside
                                                                                                        clauses:: ___                                                                                            of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,027,891.50 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,100,649.09 in the amount of
                                                                                                                                                                                                                 $72,757.59.
2898580666 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6546000522 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
3941413917 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - New York Prepayment                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        PenaltyState Compliance - New York Late Charge Percent TestingFederal Compliance - RESPA
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 using an application date of 03/XX/2008 which is 1 months prior to consummation. A    Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                                                                                                                                 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                 Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.55000%
                                                                                                                                                                                                                 contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to borrower.
2413611703 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9596580028 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  No prepayment penalties are permissible in the state of New Jersey. Prepay language   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to         equal to Disbursement DateState Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
9359872572 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.74% per approval, however the lowest index value available in the look back period is
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     4.79%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        and does not                                                                                             $1,140,517.50 is underdisclosed from calculated Finance Charge of $1,154,302.04 in
                                                                                                        contain the                                                                                              the amount of $13,784.54.
                                                                                                        following
                                                                                                        clauses:: ___
5940455176 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Compliant TestState Compliance - Illinois Prepayment                                                                                -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] State Compliance -       PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1467329683 XXXXXXXXXX XXXXXXXXXX WI    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Disclosed payment on Note of $863.45 does not correspond with the                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   loan term, and interest rate on the loan.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Wisconsin Prepayment Penalty ARM TestFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $385,240.91 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $398,213.47 in the amount of
                                                                                                                                                                                                                 $12,972.56.[B] State Compliance - Wisconsin Prepayment Penalty ARM Test: Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.
6469110317 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Disclosed payment on Note of $1903.49 does not correspond with the                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing loan amount, loan term, and interest rate on the loan.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Test
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 03/XX/2008 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $788,507.65 is underdisclosed from calculated Finance Charge of $801,837.23 in the amount of $13,329.58.
1381432431 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 03/XX/2008 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] State
                                                                                                        and does not                                                                                             Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                        contain the                                                                                              prepayment penalties are permissible in the state of New Jersey. Prepay language
                                                                                                        following                                                                                                states prepay will not exceed maximum permitted by applicable law.
                                                                                                        clauses:: ___
1703952449 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8686442602 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - New Jersey Prepayment PenaltyFederal Compliance
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                        clauses:: ___                                                                                            Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
6417575458 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New York Prepayment PenaltyState Compliance - 5% late charge exceeds 2%                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     maximum per State (NY)Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed  Compliance - (Missing Data) Last Rate Set Date to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.00000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
6461778787 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - FACTA
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Disclosure Missing
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                        contain the                                                                                              Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment
                                                                                                        following                                                                                                penalty is not permissible on a loan with an interest rate of greater than 8%. Loan
                                                                                                        clauses:: ___                                                                                            contracts for an interest rate of 11.95000%.
6833496547 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
2280498777 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 02/XX/2008 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9962690664 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2181143497 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6236218520 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
7380726672 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
9442624820 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] State Compliance -       Status TestState Compliance - California Prepayment Penalty ARM TestFederal Compliance -
                                                                                                                                                                                                                 California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate FACTA Disclosure Missing increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B] Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.
8203977552 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8897981315 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    or equal to Disbursement DateFederal Compliance - Incorrect Right To Cancel Form Used -
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   H-9 Used on Non Same Lender RefinanceFederal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Not Provided Within 3 Business Days of Application
                                                                                                        and does not                                                                                             using an application date of 02/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
6564117725 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        Security                                                                                                 provided to the borrower.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9519353720 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5674531672 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2008  2/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - PPP are not allowed on loans  with an interest rate greater
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       of 6%State Compliance - Late charge of 5% is great than the state max of 2%.Federal determine compliance with timing requirements due to missing Initial Loan Application Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Rate Set DateFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New
                                                                                                                                                                                                                 York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.10000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date
                                                                                                                                                                                                                 Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.
4250032042 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6921791326 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           FACTA Disclosure Timing TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Stamped Used For Fee Testing                                                               procure.                  procure.
                                                                                                        Instrument is                                                                                            Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                        not on a                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                        FNMA/FHLMC form                                                                                          score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        and does not                                                                                             application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
7842759243 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8116949052 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8710071609 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3225997776 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     equal to Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 using an application date of 02/XX/2008 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:
                                                                                                        contain the                                                                                              Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs
                                                                                                        following                                                                                                prior to expected date(XXXXXXXXXXX).
                                                                                                        clauses:: ___
1297221005 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        not on a                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        FNMA/FHLMC form                                                                                          Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days from transaction date of 03/XX/2008.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3146600493 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5736319805 XXXXXXXXXX XXXXXXXXXX OR    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Oregon Prepayment                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Penalty Max PrepayFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 01/XX/2008 which is 1
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application
                                                                                                        following                                                                                                date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                        clauses:: ___                                                                                            Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
2065929843 XXXXXXXXXX XXXXXXXXXX NV    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8519170528 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4406255632 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5104139755 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2008 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1643264728 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1548075755 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2700069333 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
3154673943 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3269984457 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application Test
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3269864626 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4736621407 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        Security                                                                                                 provided to the borrower.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7292555104 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            DateFederal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2008 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable
                                                                                                        contain the                                                                                              to conclusively determine date of consummation. Note date used as transaction date
                                                                                                        following                                                                                                for purposes of determining compliance with rescission timing requirements clauses:: ___
1963179240 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to Itemization of amount                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     financed disclosed fees in a lump sum.Federal Compliance - Missing Initial Loan date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $582,836.71 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $584,266.67 in the amount of
                                                                                                                                                                                                                 $1,429.96.
3564536478 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                                                                                                                                 State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment        Connecticut Prepayment Penalty TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Test
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8221295508 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7940577678 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   RefinanceFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                        clauses:: ___                                                                                            Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6917527581 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
5552064258 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
7571103297 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
5371176926 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
2297575528 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.88% per approval, however the lowest index value available in the look back period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.9%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Disclosure Prior to Closing TimingState Compliance - California Prepayment Penalty ARM
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in  Disbursement Date Missing
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        following                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $787,907.21 is underdisclosed from calculated Finance Charge of $791,755.20 in the amount of $3,847.99.
7688977117 XXXXXXXXXX XXXXXXXXXX SC    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        itemization of amount financed.State Compliance - South Carolina Prepayment PenaltyState
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - South Carolina Home Loan (Impermissible Prepayment Penalty)State Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2007 which is 1 months   South Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] State Compliance - South Carolina Home
                                                                                                                                                                                                                 Loan (Impermissible Prepayment Penalty): South Carolina Home Loan: Prepayment penalty prohibited on loan amount less than 180,000.00.[B] State Compliance - South Carolina
                                                                                                                                                                                                                 Prepayment Penalty: South Carolina Prepayment Penalty: A prepayment penalty is not permissible on a loan in the amount less than $180,000.00.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $272,694.48 is underdisclosed from calculated Finance Charge of $272,913.71 in the amount of $219.23.
7402550009 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.88% per the Approval; however, the lowest index value available in the look back period
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     is 4.9%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestState Compliance - PPP Expired. Prepayment charge IS allowed per
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              state IL - loans with APR less than 8%
                                                                                                                                                                                                                 application.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $407,648.27 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $409,481.68 in the amount of $1,833.41.
4525700784 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6134045319 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.88% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    4.9%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $787,019.92 is underdisclosed from calculated Finance Charge of $790,855.77 in the amount of $3,835.85.
6374459093 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Approval indicates Index used was 4.88%. The closest Index available in our
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     look-back period is 4.9%.
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $479,126.71 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $480,662.09 in the amount of
                                                                                                                                                                                                                 $1,535.38.
3525566218 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.85% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    4.9%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $646,314.46 is underdisclosed from calculated Finance Charge of $648,330.03 in the amount of $2,015.57.
5757830552 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.85% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    4.9%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 10/XX/2007 which is 0 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $274,650.24 is underdisclosed from calculated Finance Charge of $276,719.50 in the amount of $2,069.26.
3459705896 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6384494853 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.85% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    4.9%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 10/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $395,343.09 is underdisclosed from calculated Finance Charge of $397,747.04 in the amount of $2,403.95.
1902802602 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   4.88% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.99%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,131,054.89 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,134,863.29 in the amount of
                                                                                                                                                                                                                 $3,808.40.
4830283800 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application ConsummationFederal Compliance - Approval indicates Index used was 4.85%. The closest
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Index available in our look-back period is 4.9%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Test
                                                                                                                                                                                                                 tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $294,943.58 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $297,924.02 in the amount of $2,980.44.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
4952068366 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TIL Itemization disclosed lump sum prepaid finance charges in the                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing amount of $2600.22 however, Final HUD reflects $3023.16 in prepaid finance charges.Federal
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Loan Application Test
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $505,923.15 is underdisclosed from calculated Finance Charge of $506,349.06 in the amount of $425.91.
9482810430 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 10/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1430234092 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        4.85% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    4.9%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Initial Loan Application Test
                                                                                                        not on a                                                                                                 using an application date of 10/XX/2007 which is 0 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $548,381.59 is underdisclosed from calculated Finance Charge of $554,773.38
                                                                                                        following                                                                                                in the amount of $6,391.79.
                                                                                                        clauses:: ___
8449906684 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   value of 4.880% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 tests were run using an application date of 09/XX/2007 which is 1 months prior to     period is 4.9%.  Also under disclosed in fees.  Unable to determine reason for under
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal disclosure of fees due to the itemization not providing a break down.Federal Compliance -
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        contain the                                                                                              TIL Finance Charge of $590,444.92 is underdisclosed from calculated Finance Charge of Test
                                                                                                        following                                                                                                $600,249.98 in the amount of $9,805.06.
                                                                                                        clauses:: ___
8406876806 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disbursement DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Compliance tests were run using an application date of 09/XX/2007 which is 1 months
                                                                                                        and does not                                                                                             prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8939076763 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
1678710205 XXXXXXXXXX XXXXXXXXXX TN    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     4.850% per the Approval, however the lowest index value available in the lookback period date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed  is 4.900%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $841,724.80 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $845,325.45 in the amount of
                                                                                                                                                                                                                 $3,600.65.
5671526712 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - The itemization of amount financed indicates prepaid finance charge                                                                                -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $790,952.48 is underdisclosed from calculated        of $7853.98, the HUD indicates $8684.70. The fees are not itemized, can not determine
                                                                                                                                                                                                                 Finance Charge of $791,783.20 in the amount of $830.72.[B] Federal Compliance - TILA  under disclosure.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth Business Days From Transaction Date
                                                                                                                                                                                                                 in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
1115898490 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
4353428336 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        not on a                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        FNMA/FHLMC form                                                                                          Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days from transaction date of 10/XX/2007.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5657507601 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9063091516 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Approval indicates the Index used was 4.85%.  The lowest Index                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     available within the look-back period is 4.90%.Federal Compliance - Missing Initial Loan date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,141,333.96 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,146,464.89 in the amount of
                                                                                                                                                                                                                 $5,130.93.
9511044834 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   4.85 per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.90%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Disclosure Prior to Closing TimingState Compliance - California Prepayment Penalty ARM
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $625,818.25 is underdisclosed from calculated Finance Charge of $628,757.32 in the amount of $2,939.07.
6436925063 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        4.85% per the Loan Approval, however the lowest index value available in the look back
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     period is 4.90%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in   Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,102,069.37 is underdisclosed from calculated Finance Charge of $1,104,954.01 in the amount of $2,884.64.
4550157371 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3649244726 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Unable to                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            determine cause of under-disclosure due to missing itemization of amount financed.Federal
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 09/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $261,754.53 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $261,792.78 in the amount of $38.25.
                                                                                                        clauses:: ___
1433812582 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - {section} Under disclosure is due to the lender utilizing an index                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing value of 4.85% per the approval, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    period is 4.90%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Missing Initial Loan Application TestFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 10/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $516,148.61 is underdisclosed from calculated Finance Charge of $518,036.52 in the amount of $1,887.91.
6306640906 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                        not on a                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                        FNMA/FHLMC form                                                                                          Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected
                                                                                                        and does not                                                                                             date(XXXXXXXXXXX).
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6084620385 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5910077755 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        4.85% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    4.9%Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A    New York Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - New  Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 York Late Charge Percent Testing: New York Late Charge: Note late charge percent of   Rate Set Date
                                                                                                                                                                                                                 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                 Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.80000%
                                                                                                                                                                                                                 contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $385,807.15 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $386,640.87 in the amount of $833.72.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                 Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8275495261 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    index value of 4.85% per the approval, however the lowest index value available in the
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     lookback period is  4.9%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 using an application date of 10/XX/2007 which is 0 months prior to consummation. A    Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $842,357.12 is underdisclosed from calculated Finance Charge of $851,981.70
                                                                                                        following                                                                                                in the amount of $9,624.58.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                        clauses:: ___                                                                                            Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8406284707 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4392961338 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.85% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.85%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $942,093.55 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $953,439.37 in the amount of
                                                                                                                                                                                                                 $11,345.82.
8662122102 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                        not on a                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                        FNMA/FHLMC form                                                                                          Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected
                                                                                                        and does not                                                                                             date(XXXXXXXXXXX).
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1086523613 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application disclosure is due to the lender utilizing an index value of 4.85% per the approval,
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   however the lowest index value available in the lookback period is 4.9%.Federal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $485,692.33 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $490,629.70 in the amount of
                                                                                                                                                                                                                 $4,937.37.
8054341859 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM 4.85% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     4.88%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $448,018.36 is underdisclosed from calculated Finance Charge of $451,739.89 in the amount of $3,721.53.
4440190977 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.85% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.90%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $469,869.90 is underdisclosed from calculated Finance Charge of $471,495.74 in the amount of $1,625.84.
6128101005 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       index value of 4.85% per the Approval, however the lowest index value available in the determine compliance with timing requirements due to missing Initial Loan Application look-back period is 4.88%.Federal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - ARM Disclosure Timing TestState Compliance - New York Prepayment PenaltyState
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - New York Late Charge Percent TestingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.15000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $906,079.01 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $909,141.56 in the amount of
                                                                                                                                                                                                                 $3,062.55.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1856046853 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other                         Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7896886676 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.85% per the Approval, however the lowest index value available in the look-back period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 4.90%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestState Compliance - New Jersey Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $452,605.65 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $458,070.67 in the amount of
                                                                                                                                                                                                                 $5,465.02.
4057243210 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.85% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.90%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingState Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                        clauses:: ___                                                                                            Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $770,918.84 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $780,563.94 in the amount of
                                                                                                                                                                                                                 $9,645.10.
7240698458 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  index value of 4.85% per the approval, however the lowest index value available in the
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   lookback period is 4.88%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment      PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $304,919.08 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $306,850.24 in the amount of
                                                                                                                                                                                                                 $1,931.16.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
8521576257 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5108009390 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
8596670664 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 08/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7178516288 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 5.333% per the Approval, however the lowest index value available in the look-back period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 5.3433%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Maryland Prepayment Penalty: Maximum calculated prepay of $8,600.00 exceeds the state Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX). Test
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $867,917.87 is underdisclosed from calculated Finance Charge of $870,825.80 in the amount of $2,907.93.
1778439516 XXXXXXXXXX XXXXXXXXXX NV    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7977930249 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - California                                                                                       -
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Prepayment Penalty ARM Test
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
4539750483 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Under disclosure is due to the lender utilizing an index value of 4.85% per approval,
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application however the lowest index value available in the look back period is 4.88%State Compliance
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   - New York Prepayment PenaltyState Compliance - New York Late Charge Percent
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     TestingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        and does not                                                                                             date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        following                                                                                                Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        clauses:: ___                                                                                            the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.00000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $451,124.62 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $452,532.98 in the amount of
                                                                                                                                                                                                                 $1,408.36.
3561930457 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3910774046 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6435935219 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3920693871 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Charge Percent TestingFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                                                                                                                                 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                 Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.43300%
                                                                                                                                                                                                                 contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
1517091010 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine cause of under-disclosure due to missing                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed.Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $357,865.50
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $357,954.38 in the amount of
                                                                                                                                                                                                                 $88.88.
2841799200 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 09/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6809354260 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to borrower.
9576971477 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   4.9% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.88%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $943,063.51 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $944,720.00 in the amount of
                                                                                                                                                                                                                 $1,656.49.
9436604685 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestState Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Charge Percent TestingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - New York Late Charge
                                                                                                        FNMA/FHLMC form                                                                                          Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        and does not                                                                                             the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                        contain the                                                                                              Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        following                                                                                                greater than 6% is 12 months.  Loan with an interest rate of 6.75000% contracts for a
                                                                                                        clauses:: ___                                                                                            prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
4873895061 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   4.9% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.88%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Disclosure Prior to Closing TimingState Compliance - California Prepayment Penalty ARM
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  FACTA Disclosure Timing Test the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $555,597.01 is underdisclosed from calculated Finance Charge of $556,246.50 in the amount of $649.49.
3441089854 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8680147736 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Under disclosure is due to the lender utilizing an index value of 4.85% per approval, determine compliance with timing requirements due to missing Initial Loan Application however the lowest index value available in the look back period is 4.88%
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $568,481.79 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $570,709.31 in the amount of
                                                                                                                                                                                                                 $2,227.52.
5313095249 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1430518437 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New Jersey                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prepayment PenaltyFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
3282483602 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Home Improvement                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5797838494 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
6490711677 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 08/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2193044728 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Federal FACTA                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disclosure Timing Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2971277627 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Compliant TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                        FNMA/FHLMC form                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                        and does not                                                                                             after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        following                                                                                                using an application date of 06/XX/2007 which is 1 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
2962456518 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingState Compliance - New York Prepayment PenaltyState
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - New York Late Charge Percent TestingFederal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Application TestFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance -
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                        contain the                                                                                              Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                        following                                                                                                Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New
                                                                                                                                                                                                                 York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of
                                                                                                                                                                                                                 2%.[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:
                                                                                                                                                                                                                 Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.25000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
5726565360 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 using an application date of 07/XX/2007 which is 0 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                        contain the                                                                                              RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        clauses:: ___                                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9458868024 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
9390421256 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6099985901 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Test
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        following                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3024340015 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Under disclosure is due to financed fees charged.  Itemization of                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: amount financed does not break down fees disclosed, unable to determine exact fee
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      variance.Application / Processing - Missing Document: Missing Lender's Initial 1003Federal
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance     Within 3 Business Days of Application
                                                                                                                                                                                                                 Charge of $754,285.51 is underdisclosed from calculated Finance Charge of $755,900.75 in the amount of $1,615.24.
3647783864 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Loan Application Test
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1195816677 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           of Payments, and Projected Payments) testing was not performed, however loan is outside of (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA         procure.                  procure.
                                                                                                        Instrument is                                                                                            Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Days of ApplicationFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Used For Fee Testing
                                                                                                        and does not                                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                        contain the                                                                                              not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        following                                                                                                (XXXXXXXXXXX) business days of application.
                                                                                                        clauses:: ___
4349760998 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Federal Compliance - The itemization of amount financed indicates the lump sum prepaid                                                                                  -
                                                                          Other                                                                                                                                  Maximum calculated prepay of $6,140.00 exceeds the state maximum of 2 months interest finance charge of $4733.50, the HUD indicates $5004.96.State Compliance - Maryland
                                                                                                                                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Compliance - (Missing Data) Unable to determine if loan is a same lender refi not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $635,854.41 is underdisclosed from calculated Finance Charge of $636,125.88 in the amount of $271.47.
3404579990 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5629781056 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure is due to the lender utilizing an index value of     REVIEWER - GENERAL        GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           4.910% per the (ARM disclosure document), however the lowest index value available in the  COMMENT (2020-02-24):     (2020-02-24): Trailing                             Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    lookback period is 4.900%.Federal Compliance - CHARM Booklet Disclosure StatusFederal      Trailing documents        documents contained the
                                                                                                        Instrument is                                                                                            Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated  contained the title       title closing statement,
                                                                                                        not on a                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal  closing statement, not    not the certified final
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing        the certified final HUD.  HUD.  Unable to clear
                                                                                                        and does not                                                                                             Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the                                                                                                        Unable to clear           exception.
                                                                                                        contain the                                                                                              borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                             exception.SELLER -
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:                                                                                            GENERAL COMMENT
                                                                                                        clauses:: ___                                                                                            Creditor did not provide Affiliated Business Arrangement Disclosure to applicant                                                                                                 (2020-02-24): Trailing
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -                                                                                                 documents contained the
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance                                                                                                title closing statement,
                                                                                                                                                                                                                 Charge of $560,132.77 is underdisclosed from calculated Finance Charge of $581,928.44                                                                                            not the certified final
                                                                                                                                                                                                                 in the amount of $21,795.67.                                                                                                                                                     HUD.  Unable to clear
                                                                                                                                                                                                                                                                                                                                                                                                  exception.
7481700852 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to Itemization of amount                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     financed disclosed fees in a lump sum.Federal Compliance - RESPA Disclosure - Affiliated date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $447,855.13 is underdisclosed from calculated Finance Charge of $448,082.29 in the amount of $227.16.
6810248010 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine source of under disclosure as Itemization of                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Amount Financed in file does not break down prepaid finance charges.Federal Compliance -
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $312,210.85 is underdisclosed from calculated Finance Charge of $312,461.90 in the amount of $251.05.
9242881721 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
1695967029 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6917506372 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8926938200 XXXXXXXXXX XXXXXXXXXX DE    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - (Missing Data) Unable                                                                               -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Application TestFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 06/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4851227260 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    ARM Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    TestState Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Percent TestingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Compliance - (Missing Data) Last Rate Set DateFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                                                                                                                                 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                 Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.40000%
                                                                                                                                                                                                                 contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                 Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                 Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6550602330 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8598025729 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1334023482 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                 TIL was not provided to the borrower by closing.
4267709381 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Right of
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Rescission Timing - Note Date used as Transaction Date
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                        clauses:: ___                                                                                            Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
1484082875 XXXXXXXXXX XXXXXXXXXX OR    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestState Compliance
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    - Oregon Prepayment Penalty Max PrepayFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Disclosure Timing Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or
                                                                                                                                                                                                                 Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9164939151 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4297978093 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        (Missing Doc)                                                                                            date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Missing Note                                                                                             to determine this application date.
                                                                                                        Addendum: Note
                                                                                                        P&I does not
                                                                                                        match
                                                                                                        calculated P&I:
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___
3885258730 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Compliant TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 06/XX/2007
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                        clauses:: ___                                                                                            obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
8074644783 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2154210499 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8509093435 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct   RefinanceFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        Instrument is                                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Data) Unable to determine if loan is a same lender refi
                                                                                                        not on a                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                        and does not                                                                                             Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                        contain the                                                                                              Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to
                                                                                                        following                                                                                                Cancel was executed on the proper Model Form. The H-9 form was used instead of the
                                                                                                        clauses:: ___                                                                                            H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5537493616 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Disbursement DateFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        Security                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  Business Arrangement DisclosureFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 Disclosure.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        FNMA/FHLMC form                                                                                          Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                        and does not                                                                                             on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5291835436 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Application TestFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     index value of 4.94% per approval, however the lowest index value available in the look
                                                                                                                                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A    back period is 4.85%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 6.07700% is underdisclosed from calculated APR of 7.01720% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $386,135.41 is underdisclosed from calculated Finance Charge of $494,170.90 in the amount of $108,035.49.
2892798399 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9219587582 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9701708161 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7632402965 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   Worksheet Not in FileFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 document or worksheet indicating how the lender determined that the home loan is in   Business Days From Transaction DateFederal Compliance - Payoff Statement MissingFederal
                                                                                                        Instrument is                                                                                            the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        not on a                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          using an application date of 06/XX/2007 which is 0 months prior to consummation. A
                                                                                                        and does not                                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        contain the                                                                                              (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was
                                                                                                        following                                                                                                not able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                        clauses:: ___                                                                                            used.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
3436302522 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - TILA Rescission -         Test
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2007.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8029147340 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2941283395 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2342286759 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4885600483 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                        contain the                                                                                              Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                        following                                                                                                Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3016216478 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Purchase                      [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   State Compliance - California Prepayment Penalty ARM TestFederal Compliance - RESPA        SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                        Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business     (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] State Compliance -          Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal       procure.                  procure.
                                                                                                        Instrument is                                                                                            California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                        not on a                                                                                                 increase may be invalid due to borrower not being permitted to prepay the loan
                                                                                                        FNMA/FHLMC form                                                                                          without penalty within 90 days of notification of any increase in the interest rate,
                                                                                                        and does not                                                                                             depending on the lender's license type.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 05/XX/2007 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2131779908 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Unable to determine reason for under disclosure of the payment stream as the
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     index value on the approval and for the look back period match.Federal Compliance - Unable
                                                                                                        and does not                                                                                             date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  to determine reason for under disclosure of the payment stream as the index value on the
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - TIL APR Tolerance         approval and for the look back period match.
                                                                                                        following                                                                                                Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11600% is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated APR of 7.09860% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $141,170.11 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $176,428.15 in the amount of $35,258.04.
3767966270 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestState Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey
                                                                                                                                                                                                                 Prepayment Penalty: No prepayment penalties are permissible in the state of New
                                                                                                                                                                                                                 Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
8160405053 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 06/XX/2007 which is 0 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.
1305106029 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.
                                                                                                        clauses:: ___
7789333743 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4614904628 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
2323115224 XXXXXXXXXX XXXXXXXXXX OR    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1177630879 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6068013207 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5950893109 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - New York Prepayment                                                                              -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        PenaltyState Compliance - New York Late Charge Percent TestingFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - New York Late Charge Percent Testing: (Missing Data) Last Rate Set Date
                                                                                                        Instrument is                                                                                            New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum
                                                                                                        not on a                                                                                                 of 2%.[B] State Compliance - New York Prepayment Penalty: New York Prepayment
                                                                                                        FNMA/FHLMC form                                                                                          Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6%
                                                                                                        and does not                                                                                             is 12 months.  Loan with an interest rate of 8.09000% contracts for a prepay term of
                                                                                                        contain the                                                                                              36 months, which exceeds max allowable.[B] Federal Compliance - (Missing Data) Last
                                                                                                        following                                                                                                Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                        clauses:: ___                                                                                            Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7585548752 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5007746313 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine reason for under disclosure as Itemization of                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Amount Financed provided does not break down prepaid finance charges.Federal Compliance -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $329,800.52 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $330,039.96 in the amount of
                                                                                                                                                                                                                 $239.44.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
7960562409 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Colorado Consumer Credit Code (First Lien
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Refinance Notice Not Provided)Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance
                                                                                                                                                                                                                 Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien
                                                                                                                                                                                                                 Refinance Notice.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8854990255 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
1707007140 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - California                                                                                       -
                                                                                                        Title -                                                                                                  Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            the interest rate, depending on the lender's license type.[B] Federal Compliance -    Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 05/XX/2007
                                                                                                        following                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9148454460 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
5972490830 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Payoff Statement                                                                                    -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
2060030299 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine reason for under disclosure as Itemization of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Amount Financed provided does not break down prepaid finance charges.Federal Compliance -
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] State Compliance - Maryland Prepayment  Final TIL Not Provided to Borrower At or Before ConsummationState Compliance - Maryland
                                                                                                        Instrument is                                                                                            Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $4,560.00     Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 exceeds the state maximum of 2 months interest calculated on 2/3 of the original      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum         Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        and does not                                                                                             permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Disclosure Timing Test
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        following                                                                                                using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $434,525.81 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $434,710.68 in the amount of $184.87.[B] Federal Compliance - Final TIL Not Provided
                                                                                                                                                                                                                 to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                 provided to the borrower by closing.
5162320171 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -                                                                              -
                                                                          Other                         Title -                                                                                                  Maximum calculated prepay of $4,860.00 exceeds the state maximum of 2 months interest Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal Compliance -      ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        contain the                                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain
                                                                                                        following                                                                                                signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
7560929393 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
5752827304 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /   Homestead                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA Notice of                                                                                 -
                                                                          Other                         Title -         Exemption                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                        Security        Waiver.                                                                                  provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TIL itemization only disclosed a lump sum of $836.19 while the HUD disclosed $2676.32 as
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     prepaid finance charges.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 using an application date of 04/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $316,471.87 is underdisclosed from calculated Finance Charge of $316,839.89
                                                                                                        following                                                                                                in the amount of $368.02.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                        clauses:: ___                                                                                            Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7632522440 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Notice of Right to                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                        Security                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Test
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6789555308 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            4.67% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    4.91%.Federal Compliance - TIL APR Tolerance Irregular TransactionState Compliance - 5%
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   late charge exceeds 2% maximum per State (NY)Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 tests were run using an application date of 05/XX/2007 which is 1 months prior to     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] State   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late    (Missing Data) Last Rate Set DateFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal Compliance -
                                                                                                        following                                                                                                (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        clauses:: ___                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.10200%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 6.93599% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $603,466.37 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $755,466.51 in the amount of $152,000.14.
8701962505 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9772244248 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure MissingFederal Compliance - Missing Initial
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA
                                                                                                        contain the                                                                                              Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to borrower.
                                                                                                        clauses:: ___
9168343394 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8101669459 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing break down of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     itemization of amount financed.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $429,145.18 is underdisclosed from calculated Finance Charge of $429,329.35 in the amount of $184.17.
5607109982 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of Application to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2577855168 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
7698737959 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5582906875 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8034311189 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.
8402414051 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine reason for under disclosure as Itemization of                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Amount Financed provided does not break down prepaid finance charges.Federal Compliance -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 tests were run using an application date of 02/XX/2007 which is 1 months prior to     TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $767,908.16 is underdisclosed from calculated Finance Charge of $768,231.33 in the amount of $323.17.
7299267873 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
5358841777 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1104319194 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        and does not                                                                                             application.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6465622672 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                        Title -                                                                                                  did not provide FACTA Credit Score Disclosure.
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9368454498 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal   SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Compliance - Unable to determine reason for under disclosure as Itemization of Amount      (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Financed provided does not break down prepaid finance charges.Federal Compliance - RESPA   procure.                  procure.
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  Compliance - Federal FACTA Disclosure Timing TestFederal Compliance - Missing Final HUD-1:
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,581,147.19 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,581,395.76 in the amount of $248.57.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
2623634113 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 5.217%. The lowest Index                                                                                     -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 5.26583%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Test of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $544,268.93 is underdisclosed from calculated Finance Charge of $549,280.29 in the amount of $5,011.36.
3298124866 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - The Approval indicates the Index used was 4.75%. The only Index       SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           available within the look-back period is 4.79%.Federal Compliance - RESPA Disclosure -     (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of          procure.                  procure.
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $1,501,750.00 is underdisclosed from calculated Finance Charge of $1,506,753.03 in the amount of $5,003.03.
8088079141 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The Approval indicates the Index used was 4.73%. The only Index                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available within the look-back period is 4.75%.Federal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance - CHARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Booklet Disclosure Status
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $453,251.69 is underdisclosed from calculated Finance Charge of $453,791.87 in the amount of $540.18.
8420989931 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty Test                                                                                                                     -
                                                                          Other                                                                                                                                  Maximum calculated prepay of $7,040.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).
8345342269 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5415409870 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
6928744124 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9919165358 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8077943723 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine reason for under disclosure as Itemization of                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Amount Financed provided does not break down prepaid finance charges.Federal Compliance -
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Initial Loan Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $475,186.44 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $475,787.37 in the amount of
                                                                                                                                                                                                                 $600.93.
2697461653 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        following                                                                                                Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        clauses:: ___                                                                                            in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5656543578 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.
3490199251 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 02/XX/2007 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9775744898 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction DateState                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Compliance - New Jersey Prepayment PenaltyFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7796594393 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack                                                                               -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.                                        of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
2461300811 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3164209680 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.69% per the Approval, however the lowest index value available in the look-back period
                                                                                                                                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    is 4.77%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 California Prepayment Penalty:  Interest rate increase may be invalid due to borrower Disclosure Timing TestState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                                                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 of any increase in the interest rate, depending on the lender's license type.[B]      Within 3 Business Days of Application
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $509,984.36 is underdisclosed from calculated Finance Charge of $520,483.95 in the amount of $10,499.59.
2966933575 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  State Compliance - New Jersey Prepayment Penalty                                                                                                                        -
                                                                          Other                                                                                                                                  No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
7016366272 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal Compliance - Approval indicates the Index used was 4.69%. The lowest Index available
                                                                                                                                                                                                                 FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA   within the look-back period is 4.75%.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure within a reasonably practicable time after using credit       TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $356,649.29 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $359,465.43 in the amount of
                                                                                                                                                                                                                 $2,816.14.
4293071026 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Arrangement DisclosureFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        not on a                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3307927675 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of Application to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9286026156 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        following                                                                                                Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        clauses:: ___                                                                                            in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4185599169 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
8660279693 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7221798203 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $1,035,791.38 is underdisclosed from calculated      4.69% per the loan commitment, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Finance Charge of $1,049,454.39 in the amount of $13,663.01.                          period is 4.75%.
5108320655 XXXXXXXXXX XXXXXXXXXX CO    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure is due to the lender utilizing an index value of     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           4.69% per the approval, however the lowest index value available in the lookback period is (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    4.75%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM         procure.                  procure.
                                                                                                        Instrument is                                                                                            Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                        and does not                                                                                             Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        contain the                                                                                              borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        following                                                                                                of application date located in file.  Compliance tests were run using an application
                                                                                                        clauses:: ___                                                                                            date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $733,028.13 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $737,375.24 in the amount of
                                                                                                                                                                                                                 $4,347.11.
1257531081 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.65% per the loan commitment, however the lowest index value available in the lookback
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     period is 4.77%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - New Jersey Prepayment    TestState Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 5.78300% is underdisclosed from calculated APR of 6.97806% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $324,633.03 is underdisclosed from calculated Finance Charge of $443,589.11 in the amount of $118,956.08.
1808089150 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
1498957646 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7718369294 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 01/XX/2007 which is 1 months   TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        and does not                                                                                             Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        contain the                                                                                              disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        following                                                                                                date of 02/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        clauses:: ___                                                                                            Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5359057974 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Maximum calculated prepay of $5,331.20 exceeds the state maximum of 2 months interest Disbursement DateState Compliance - Maryland Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal Compliance -      Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice
                                                                                                                                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9730564732 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Notice of Right to
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - Unable to
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        determine under disclosure due to Itemization of Amount Financed does not contain break
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     down of the fees.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $1,048,830.29 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,048,945.36 in the amount of $115.07.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5978214968 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data) RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Disbursement DateFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5366713693 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1685197820 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 5.153%. The lowest Index                                                                                     -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 5.26583%Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $347,135.70 is underdisclosed from calculated Finance Charge of $349,092.15 in the amount of $1,956.45.
4200583446 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
9129384450 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9412265219 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.69% per the Approval, however the only index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.73%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 01/XX/2007 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $337,258.32 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $340,989.33 in the amount of $3,731.01.
1424987352 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   5.15% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  5.26%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Disclosure Prior to Closing TimingState Compliance - California Prepayment Penalty ARM
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in  Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Missing Initial Loan Application Test
                                                                                                        following                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $567,429.98 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $585,291.41 in the amount of $17,861.43.
9728236577 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  index value of 4.69% per the approval, however the lowest index value available in the
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   lookback period is  4.75%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment      PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $382,351.05 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $384,620.25 in the amount of
                                                                                                                                                                                                                 $2,269.20.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
1619464451 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Financed does not contain break down of the fees.Federal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $793,004.53 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $793,052.54 in the amount of $48.01.
                                                                                                        clauses:: ___
5072111230 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateState Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
6288591715 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6060637016 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   4.69% per the Approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.73%.Federal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $499,307.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $502,077.69 in the amount of $2,770.09.
1694918155 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        value of 5.153% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     period is 5.26583%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Initial Loan Application Test
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $421,796.96 is underdisclosed from calculated Finance Charge of $422,012.24 in the amount of $215.28.
3102046299 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - Connecticut Prepayment Penalty Test:       TILA SOL.Federal Compliance - Approval indicates the Index used was 5.153%. The lowest
                                                                                                        Instrument is                                                                                            Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the     Index available within the look-back period is 5.26583%.Federal Compliance - ARM
                                                                                                        not on a                                                                                                 Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay    Disclosure Timing TestState Compliance - Connecticut Prepayment Penalty Test
                                                                                                        FNMA/FHLMC form                                                                                          language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                        and does not                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        contain the                                                                                              Final TIL Finance Charge of $242,937.05 is underdisclosed from calculated Finance
                                                                                                        following                                                                                                Charge of $243,599.36 in the amount of $662.31.
                                                                                                        clauses:: ___
8059061450 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
5659503940 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7377852970 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 12/XX/2006 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7600940451 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disbursement DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice
                                                                                                                                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5017345161 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine cause of under-disclosure due to missing                                                                                       -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed.Federal Compliance - Missing Initial Loan Application
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $449,536.68 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $449,724.65 in the amount of $187.97.
                                                                                                        clauses:: ___
4534244393 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -                                                                                                  Maximum calculated prepay of $5,400.00 exceeds the state maximum of 2 months interest Transaction DateState Compliance - Maryland Prepayment Penalty TestFederal Compliance -
                                                                                                        Security                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        FNMA/FHLMC form                                                                                          file.  Compliance tests were run using an application date of 12/XX/2006 which is 1
                                                                                                        and does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
9358460376 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.65% per the loan commitment, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       period is 4.73%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        clauses:: ___                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $781,967.18
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $785,423.47 in the amount of
                                                                                                                                                                                                                 $3,456.29.
7136366023 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
8814378337 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5532132994 XXXXXXXXXX XXXXXXXXXX NV    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2837223664 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8808530257 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.65% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     4.73%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $426,997.49 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $435,701.70 in the amount of $8,704.21.
8968009253 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - Maryland         Disbursement DateFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        Security                                                                                                 Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of    Non Same Lender RefinanceState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                        Instrument is                                                                                            $4,990.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the     Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed
                                                                                                        FNMA/FHLMC form                                                                                          maximum permitted by applicable law.[B] Federal Compliance - Incorrect Right To
                                                                                                        and does not                                                                                             Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                        contain the                                                                                              Notice of Right to Cancel was not executed on the proper Model Form for a refinance
                                                                                                        following                                                                                                by a creditor that is not considered the original creditor. The H-9 form was used,
                                                                                                        clauses:: ___                                                                                            the H-8 form should have been used.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9723886276 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Approval indicates the Index used was 4.65%. The lowest Index available
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     within the look-back period is 4.73%
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,719.73 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $255,975.54 in the amount of
                                                                                                                                                                                                                 $4,255.81.
7519410002 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Disbursement DateFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - TILA Notice of    Business Arrangement Disclosure
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3360980465 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1668797384 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.897% per the loan commitment, however the lowest index value available in the lookback
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 5.08083%.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $460,994.93 is underdisclosed from calculated Finance Charge of $482,700.47 in the amount of $21,705.54.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2006.
4600273577 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 4.897%. The lowest
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the look-back period is 5.08083%Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Test
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $807,644.45 is underdisclosed from calculated Finance Charge of $839,722.29 in the amount of $32,077.84.
7414394226 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5912552149 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.49% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.65%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:    Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Missing
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 11/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $384,824.80 is underdisclosed from calculated Finance Charge of $392,143.28 in the amount of $7,318.48.
1261290496 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9615651448 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
7005716543 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.897% per the Approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 5.08083%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            DisclosureFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        contain the                                                                                              Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $616,099.13 is underdisclosed from calculated Finance Charge of $627,455.34 in the amount of $11,356.21.
1200595220 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.897% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 information.[B] State Compliance - California Primary Residence Late Charge Grace     is 4.99667%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing
                                                                                                                                                                                                                 Period Testing: California Late Charge: Note grace period of 5 days is less than the  Initial Loan Application TestFederal Compliance - CHARM Booklet Disclosure StatusState
                                                                                                                                                                                                                 state minimum of 10 days.[B] Federal Compliance - CHARM Booklet Disclosure Status:    Compliance - California Primary Residence Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit  Test
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $720,187.37 is underdisclosed from calculated Finance Charge of $731,808.93 in the amount of $11,621.56.
3236010142 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7483830338 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5115973689 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.897% per the loan approval, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     period is 5.080%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       ARM Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $914,016.40
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $956,779.96 in the amount of
                                                                                                        contain the                                                                                              $42,763.56.
                                                                                                        following
                                                                                                        clauses:: ___
1252173944 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   4.897% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 5.080%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment      ARM Disclosure Prior to Closing TimingState Compliance - California Prepayment Penalty ARM
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -    Application Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $699,700.23
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $732,628.77 in the amount of
                                                                                                                                                                                                                 $32,928.54.
2894114933 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 4.897%. The lowest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the look-back period is 5.08083%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] State Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $442,361.80 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $460,926.95 in the amount of $18,565.15.
5778875851 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Timing TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - Federal
                                                                                                        Security                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not FACTA Disclosure Timing TestFederal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        Instrument is                                                                                            provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Date Prior or equal to Disbursement DateFederal Compliance - Under disclosure is due to
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  the lender utilizing an index value of 4.110% per the Approval, however the lowest index
                                                                                                        FNMA/FHLMC form                                                                                          Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             value available in the lookback period is 4.600%.Federal Compliance - Under disclosure is
                                                                                                        and does not                                                                                             borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         due to the lender utilizing an index value of 4.110% per the Approval, however the lowest
                                                                                                        contain the                                                                                              Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      index value available in the lookback period is 4.600%.Federal Compliance - Right of
                                                                                                        following                                                                                                reasonably practicable time after using credit score.[B] Federal Compliance - Right   Rescission Timing - Note Date used as Transaction Date
                                                                                                        clauses:: ___                                                                                            of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                 TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 7.01700% is underdisclosed from calculated APR of 7.49919% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $370,863.50 is underdisclosed from calculated Finance Charge of $406,888.60 in the amount of $36,025.10.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
2703469918 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.34% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.65%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $406,824.27 is underdisclosed from calculated Finance Charge of $415,105.23 in the amount of $8,280.96.
6940013313 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.89% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.99%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                        contain the                                                                                              Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                        following                                                                                                Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $1,097,807.64 is underdisclosed from calculated Finance Charge of $1,109,190.79 in the amount of $11,383.15.
8594249197 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.897% per the loan commitment, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 5.08083%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $313,762.84 is underdisclosed from calculated Finance Charge of $326,216.88 in the amount of $12,454.04.
9808058706 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2006 6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   index value of 4.897% per the Loan Approval, however the lowest index value available in
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    the look back period is 4.99667%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:   StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       - Affiliated Business Arrangement Disclosure Missing
                                                                                                                                                                                                                 Disclosure to borrower.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $708,708.72 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $711,548.29 in the amount of
                                                                                                                                                                                                                 $2,839.57.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5575083243 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable    TILA SOL.Federal Compliance - Approval indicates the Index used was 4.897%. The lowest
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Index available within the look-back period is 4.99667%Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Final
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - RESPA
                                                                                                        and does not                                                                                             did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        contain the                                                                                              after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated       Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        following                                                                                                Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $586,402.41 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $595,666.93 in the amount of $9,264.52.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
7967143429 XXXXXXXXXX XXXXXXXXXX MN    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value 4.897%                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       4.99667%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Prior or equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Date Less than 3 Business Days From Transaction DateFederal Compliance - Missing Initial
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 09/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $321,112.38 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $326,197.88 in the amount of $5,085.50.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2006.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2144128915 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates Index used was 4.897%. The closest Index available                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   in our look-back period is 4.99667%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TestFederal Compliance - Federal FACTA Disclosure Timing TestGeneral Appraisal
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run reasonably practicable time after using credit score.[B] Federal Compliance - Missing off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $538,528.96 is underdisclosed from calculated Finance Charge of $546,876.95 in the amount of $8,347.99.
1153396513 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Approval indicates
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   the Index used was 4.897%. The lowest Index available within the look-back period is provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  4.99667%.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $496,448.91 is underdisclosed from calculated Finance Charge of $515,961.71 in the amount of $19,512.80.
8206386985 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     4.897% per the loan commitment, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     period is 5.08083%.Federal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $725,129.88 is underdisclosed from calculated Finance Charge of $758,071.75 in the amount of $32,941.87.
3171158348 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Instrument is                                                                                            Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                        and does not                                                                                             Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        contain the                                                                                              Compliance tests were run using an application date of 09/XX/2006 which is 1 months
                                                                                                        following                                                                                                prior to consummation. A lookback was performed to determine this application
                                                                                                        clauses:: ___                                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
3086363231 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.897% per the loan commitment, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 4.99667%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing Federal FACTA Disclosure Timing Test
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $1,106,719.49 is underdisclosed from calculated Finance Charge of $1,116,673.07 in the amount of $9,953.58.
8161619557 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Under disclosure is due to the lender utilizing an index value 4.897%                                                                              -
                                                                          Other                         Title -                                                                                                  Act: Final TIL Finance Charge of $829,751.85 is underdisclosed from calculated        per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 Finance Charge of $849,690.40 in the amount of $19,938.55.[B] Federal Compliance -    4.99667%.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:   equal to Disbursement Date
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs
                                                                                                        FNMA/FHLMC form                                                                                          prior to expected date(XXXXXXXXXXX).
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8006084555 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates Index used was 4.987%. The closest Index available                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   in our look-back period is 4.99667%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Application
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $404,735.04 is underdisclosed from calculated Finance Charge of $414,780.06 in the amount of $10,045.02.
2174285104 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Loan Commitment and Approval indicate the Index used was 4.34%.  The                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing closest Index available in our look-back period is 4.60%.Federal Compliance - CHARM
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   New York Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Disclosure Timing Test
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                 Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay term allowed on a loan with an interest rate greater than 6% is 12 months.
                                                                                                                                                                                                                 Loan with an interest rate of 7.94000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $676,314.12 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $699,389.73 in the amount of
                                                                                                                                                                                                                 $23,075.61.
4270865308 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.34% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    4.6%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Application TestFederal Compliance - Final TIL EstimatedFederal Compliance - CHARM
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Booklet Disclosure StatusState Compliance - New York Prepayment PenaltyState Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     5% late charge exceeds 2% maximum per State (NY)
                                                                                                        and does not                                                                                             using an application date of 10/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                        following                                                                                                York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                        clauses:: ___                                                                                            5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                 Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.44000%
                                                                                                                                                                                                                 contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $548,823.50 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $553,223.20 in the amount of $4,399.70.[B] Federal Compliance - Final TIL Estimated:
                                                                                                                                                                                                                 Final TIL disclosure found in file had markings indicating one or more entries are estimates.
3440417813 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8342946273 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - Under disclosure is due to payment stream.  Original
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     index value used by lender, according to the Approval, is 4.897%, which is lower than the
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       lowest index value available in the look back period, which is 4.99667%Federal Compliance
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 application.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment   Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $307,055.32 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $314,745.60 in the amount of $7,690.28.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                 Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6364552570 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.774% per the loan commitment, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 4.99667%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $474,556.15 is underdisclosed from calculated Finance Charge of $478,085.22 in the amount of $3,529.07.
5636357656 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Illinois                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2301752500 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 4.774%. The closest Index                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in the look-back period is 4.996%.Federal Compliance - TILA Notice of Right to
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - CHARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests  Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                were run using an application date of 09/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $695,507.87 is underdisclosed from calculated Finance Charge of $719,934.48 in the amount of $24,426.61.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1428804531 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.774% per the Approval; however, the lowest index value available in the look back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.99667%.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   equal to Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New York Prepayment
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  PenaltyState Compliance - New York Late Charge Percent TestingFederal Compliance - Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Initial Loan Application Test
                                                                                                        contain the                                                                                              date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        clauses:: ___                                                                                            Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.82400% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $569,121.49 is underdisclosed from calculated Finance Charge of $600,480.28 in the amount of $31,358.79.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4183926041 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      TILA SOL.Federal Compliance - Approval indicates the Index used was 4.34%. The lowest consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal Index available within the look-back period is 4.49%Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Credit Score Disclosure within a reasonably practicable time after using credit       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure Timing Test
                                                                                                                                                                                                                 date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $202,198.78 is underdisclosed from calculated Finance Charge of $206,837.31 in the amount of $4,638.53.
2943014941 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   4.34% per the Approval; however, the lowest index value available in the look back period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.49%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $466,343.42 is underdisclosed from calculated Finance Charge of $472,162.04 in the amount of $5,818.62.
9471051516 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     4.774% per the approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed  is  4.89667%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $424,530.22 is underdisclosed from calculated Finance Charge of $429,785.91 in the amount of $5,255.69.
2793494862 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Per the loan commitment the lender utilized an index of 4.774% and                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing the lowest index in our look-back is 4.9967%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 09/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $444,057.79 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $469,763.42 in the amount of $25,705.63.
2771823929 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Loan Approval indicates Index used was 4.34%; however, closest Index                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in the look back period is 4.60%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      Status
                                                                                                        Instrument is                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $548,282.29 is
                                                                                                        not on a                                                                                                 underdisclosed from calculated Finance Charge of $568,362.28 in the amount of
                                                                                                        FNMA/FHLMC form                                                                                          $20,079.99.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8545230180 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   value of 4.110% per the (New Loan Journal-ARMS document), however the lowest index value
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   available in the lookback period is 4.49%.Federal Compliance - TILA Rescission -
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     Under disclosure is due to the lender utilizing an index value of 4.110% per the (New Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests  Journal-ARMS document), however the lowest index value available in the lookback period is
                                                                                                        following                                                                                                were run using an application date of 09/XX/2006 which is 1 months prior to           4.49%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] State   Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New York Prepayment
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late    PenaltyState Compliance - 5% late charge exceeds 2%  maximum per state NYFederal charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New Compliance - Missing Initial Loan Application TestClosing / Title - (Doc Error) TIL Error:
                                                                                                                                                                                                                 York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on  Final TIL not signed by all required parties a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.81000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 7.90100% is underdisclosed from calculated
                                                                                                                                                                                                                 APR of 8.21930% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $380,013.34 is underdisclosed from calculated Finance Charge of $387,492.87 in the amount of $7,479.53.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
3688551231 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Under disclosure due to lender index refelcts 4.34% and only index in look back is
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    4.60000%Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $829,240.94 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $851,176.71 in the amount of $21,935.77.
7501304507 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Approval indicates Index used was 4.49%. The closest Index available in our
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    look-back period is 4.65%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $532,877.91 is underdisclosed from calculated Finance Charge of $540,595.85 in the amount of $7,717.94.
7402821920 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   4.11% per the loan commitment, however the lowest index value available in the lookback
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 4.34%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Missing Initial Loan Application Test date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.98500%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.46740% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $652,719.93 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $717,312.11 in the amount of $64,592.18.
4603621800 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        4.11% per the Approval; however, the lowest index value available in the look back period provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois is 4.34%.Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Prepayment Penalty
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $962,249.85 is underdisclosed from calculated Finance Charge of $1,019,913.70 in the amount of $57,663.85.
2572951465 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Disbursement DateFederal Compliance - Under disclosure due to lender using index of 4.110%
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   only available index 4.490%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Disclosure Compliant TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 09/XX/2006   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.83100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 8.20087% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $1,132,024.02 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $1,186,641.72 in the amount of $54,617.70.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7122692935 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Under disclosure is due to payment stream.  Original
                                                                                                        Security                                                                                                 information.[B] State Compliance - California Prepayment Penalty ARM Test: California index value used by lender, according to the Approval, is 4.640%, which is lower than the
                                                                                                        Instrument is                                                                                            Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being  lowest index value available in the look back period, which is 5.08083%Federal Compliance
                                                                                                        not on a                                                                                                 permitted to prepay the loan without penalty within 90 days of notification of any    - Under disclosure is due to payment stream.  Original index value used by lender,
                                                                                                        FNMA/FHLMC form                                                                                          increase in the interest rate, depending on the lender's license type.[B] Federal     according to the Approval, is 4.640%, which is lower than the lowest index value available
                                                                                                        and does not                                                                                             Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  in the look back period, which is 5.08083%Federal Compliance - CHARM Booklet Disclosure
                                                                                                        contain the                                                                                              Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             StatusState Compliance - California Prepayment Penalty ARM Test
                                                                                                        following                                                                                                borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        clauses:: ___                                                                                            of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.44100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.85427% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $555,016.77 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $580,313.64 in the amount of $25,296.87.
1500800676 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure due to lender approval refelcts index of 4.89667%                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   and only index in look back is 4.640%Federal Compliance - TIL APR Tolerance Irregular
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        FNMA/FHLMC form                                                                                          Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.96300% is
                                                                                                        and does not                                                                                             underdisclosed from calculated APR of 7.21371% outside of 0.125% tolerance.[B]
                                                                                                        contain the                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL Finance Charge of $718,092.94 is underdisclosed from calculated Finance
                                                                                                        clauses:: ___                                                                                            Charge of $766,363.57 in the amount of $48,270.63.
7381552293 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     4.64% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    4.89667%.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        equal to Disbursement DateState Compliance - Illinois Prepayment PenaltyFederal Compliance
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $516,349.17 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $528,290.71 in the amount of
                                                                                                                                                                                                                 $11,941.54.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2386725311 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates Index used was 4.11%. The closest Index available                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   in our look-back period is 4.49%.Federal Compliance - Approval indicates Index used was
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.11%. The closest Index available in our look-back period is 4.49%.Federal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     Initial Loan Application Test
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 7.69300% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 8.02984% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $517,561.20
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $543,607.15 in the amount of
                                                                                                                                                                                                                 $26,045.95.
2129987618 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Loan Commitment and Approval indicate the Index used
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    was 4.11%.  The closest Index available in our look-back period is 4.60%.Federal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Disclosure StatusState Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.40100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.88052% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $502,289.52 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $546,366.23 in the amount of $44,076.71.
7092533341 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Approval indicates the Index used was 4.110%. The lowest Index available
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   within the look-back period is 4.49%Federal Compliance - The approval indicates the index provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  is 4.110%. The closest index available in our look-back period is 4.49%Federal Compliance
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     - ARM Disclosure Prior to Closing TimingState Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 7.74100% is underdisclosed from calculated APR of 8.08260% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $627,358.93 is underdisclosed from calculated Finance Charge of $638,123.61 in the amount of $10,764.68.
4629360258 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Under disclosure due to lender on approval reflects index
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     of 4.110% and only index in look back is 4.49000%Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Irregular TransactionFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 5.97500% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.30952% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $677,602.65
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $969,187.42 in the amount of
                                                                                                                                                                                                                 $291,584.77.
5106092977 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Transaction DateFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
3027468693 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - Under disclosure is due to payment stream.  Original
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  index value used by lender, according to the Approval, is 4.110%, which is lower than the
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   lowest index value available in the look back period, which is 4.490%Federal Compliance -
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Under disclosure is due to payment stream.  Original index value used by lender, according
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In   to the Approval, is 4.110%, which is lower than the lowest index value available in the
                                                                                                        and does not                                                                                             Lending Act:  Final TIL APR of 6.97900% is underdisclosed from calculated APR of      look back period, which is 4.490%Federal Compliance - CHARM Booklet Disclosure
                                                                                                        contain the                                                                                              7.34795% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance       StatusFederal Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                        following                                                                                                Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $738,477.12
                                                                                                        clauses:: ___                                                                                            is underdisclosed from calculated Finance Charge of $807,718.21 in the amount of
                                                                                                                                                                                                                 $69,241.09.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
9352700931 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Payoff Statement MissingFederal Compliance - Federal FACTA Disclosure                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
4166216584 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates Index used was 4.11%. The closest Index
                                                                                                                                                                                                                 State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment        available in our look-back period is 4.49%.Federal Compliance - Approval indicates Index
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          used was 4.11%. The closest Index available in our look-back period is 4.49%.Federal
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Connecticut
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Prepayment Penalty TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 6.85600% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.15750% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,643.44
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $376,418.31 in the amount of
                                                                                                                                                                                                                 $21,774.87.
9188371720 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - Loan Commitment and Approval indicate the Index used
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    was 4.110%.  The closest Index available in our look-back period is 4..490%.Federal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.21000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.58568% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $630,064.31 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $658,837.37 in the amount of $28,773.06.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8928823837 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Approval indicates Index used was 4.11%; however, closest Index available in the look
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    back period is 4.34%.Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 08/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $333,497.58 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $345,766.82 in the amount of $12,269.24.
9412710069 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 4.110%. The lowest
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            Index available within the look-back period is 4.34%.Federal Compliance - ARM Disclosure
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Prior to Closing TimingFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Missing Initial Loan Application Test to determine this application date.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $225,336.39 is underdisclosed from calculated Finance Charge of $235,370.54 in the amount of $10,034.15.
9045680048 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure due to approval reflects 3.94% as index and lowest                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   index in look back is 4.11000%Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $712,656.71 is underdisclosed from calculated Finance Charge of $744,082.98 in the amount of $31,426.27.
7272549443 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under disclosure                                                                               -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing is due to the lender utilizing an index value of 3.94% per the approval, however the
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       lowest index value available in the lookback period is 4.11%.Federal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 07/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $560,330.95 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $560,503.78 in the amount of $172.83.
8283991336 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 3.94%. The lowest
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Index available within the look-back period is 4.34%.Federal Compliance - Approval
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   indicates the Index used was 3.94%. The lowest Index available within the look-back period
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  is 4.34%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - TIL APR Tolerance        Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                        contain the                                                                                              Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.04000% is
                                                                                                        following                                                                                                underdisclosed from calculated APR of 7.42480% outside of 0.125% tolerance.[B]
                                                                                                        clauses:: ___                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $366,818.79 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $401,495.18 in the amount of $34,676.39.
4407184355 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - There is a variance in the payment  stream and the
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is only Index. This has caused an  under disclosure.  on the TILFederal Compliance - TIL
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Loan Application Test
                                                                                                        and does not                                                                                             date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        following                                                                                                Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.81100% is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated APR of 7.09417% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $586,748.65 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $632,096.16 in the amount of $45,347.51.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6409509085 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     by lender, according to the Approval, is 3.940%, which is lower than the lowest index
                                                                                                        Security                                                                                                 date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed  value available in the look back period, which is 4.340%Federal Compliance - $200.07 of
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        underdisclosure is related to fees. Unable to determine specific under disclosure due to
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     TIL Itemization document is missing break-down of fees.   Balance of underdisclosure is
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          related to the Index.  Approval indicates the Index used was 3.94%. The closest Index
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    available in the look-back period is 4.34%.Federal Compliance - RESPA Disclosure -
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance - TIL  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.39600% ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            is underdisclosed from calculated APR of 7.78369% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $592,897.14 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $615,784.19 in the amount of $22,887.05.
4258303058 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Second     Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                               Home                                                                                                                                              (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    TILA SOL.Federal Compliance - Approval indicates Index used was 3.94%. The closest Index
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        available in our look-back period is 4.34%.Federal Compliance - Approval indicates Index
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            used was 3.94%. The closest Index available in our look-back period is 4.34%.State
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.32100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.67470% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $327,508.92 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $356,987.46 in the amount of $29,478.54.
4071653850 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2006  7/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM 3.94% per the Approval; however, the lowest index value available in the look back period
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    is 4.11%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 07/XX/2006
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $475,617.72 is underdisclosed from calculated Finance Charge of $493,828.28 in the amount of $18,210.56.
4983935993 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.940% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.34%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 7.26200% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.65817% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $603,523.31
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $633,987.96 in the amount of
                                                                                                                                                                                                                 $30,464.65.
6567204308 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - Under disclosure is due to the lender utilizing an index value of 3.94% per the
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Approval; however, the lowest index value available in the look back period is
                                                                                                        not on a                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    4.11%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        and does not                                                                                             after using credit score.[B] Federal Compliance - Missing Initial Loan Application    Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        following                                                                                                using an application date of 07/XX/2006 which is 1 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $694,562.06 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $706,625.10 in the amount of $12,063.04.
7258250380 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     TILA SOL.Federal Compliance - Approval indicates Index used was 3.94%. The closest Index
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       available in our look-back period is 4.34%.Federal Compliance - Approval indicates Index
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              used was 3.94%. The closest Index available in our look-back period is 4.34%.Federal
                                                                                                                                                                                                                 application.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment   Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an      TestState Compliance - Illinois does not allow PPP on loans with an interest rate greater
                                                                                                                                                                                                                 interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.   than 8%. The rate max on this loan is 11.95%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL APR of 7.56700% is underdisclosed from calculated APR of 7.91440% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,081.07 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $337,572.59 in the amount of
                                                                                                                                                                                                                 $16,491.52.
9900820918 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.94% per the Approval; however, the lowest index value available in the look back period
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     is 4.34%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Within 3 Business Days of Application
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act:  Final TIL APR of 6.91800% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.31010% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $597,028.64
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $661,123.24 in the amount of
                                                                                                                                                                                                                 $64,094.60.
9552539623 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - Approval indicates Index used was 3.94%. The closest
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Index available in our look-back period is 4.34%.Federal Compliance - Approval indicates
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index used was 3.94%. The closest Index available in our look-back period is 4.34%.Federal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        clauses:: ___                                                                                            Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.82000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.22343% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $551,772.77 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $611,034.35 in the amount of $59,261.58.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8638157449 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Index used was 3.94%. The closest Index                                                                                     -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in the look-back period is 4.11%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $689,282.75
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $719,998.71 in the amount of
                                                                                                                                                                                                                 $30,715.96.
7274133557 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     of Payments, and Projected Payments) testing was not performed, however loan is outside of rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Days From Transaction DateFederal Compliance - Approval indicates Index used was 4.483%.
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 07/XX/2006   The closest Index available in our look-back period is 4.77417%.Federal Compliance -
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this   Approval indicates Index used was 4.483%. The closest Index available in our look-back
                                                                                                                                                                                                                 application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:    period is 4.77417%.Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 7.03300% is underdisclosed from calculated    Prior or equal to Disbursement DateState Compliance - Illinois Prepayment PenaltyFederal
                                                                                                                                                                                                                 APR of 7.29740% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL        Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $345,102.95 is underdisclosed from calculated Finance Charge of $368,157.67 in the amount of $23,054.72.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5303114392 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within  value of 3.94% per the Loan Approval, however the lowest index value available in the look a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA back period is 4.11%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure     RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to          Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $365,279.77 is underdisclosed from calculated Finance Charge of $379,794.47 in the amount of $14,514.70.
3713229168 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates Index used was 3.94%. The closest Index
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            available in our look-back period is 4.34%.Federal Compliance - Approval indicates Index
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     used was 3.94%. The closest Index available in our look-back period is 4.34%.Federal
                                                                                                        FNMA/FHLMC form                                                                                          date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.65800%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 8.02210% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $1,211,580.08 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $1,238,323.35 in the amount of $26,743.27.
7987828256 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   by lender, according to the Approval, is 3.460%, which is lower than the lowest index
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  value available in the look back period, which is 3.660%Federal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Penalty: Maximum calculated prepay of $4,400.00 exceeds the state maximum of 2 months ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              interest calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal
                                                                                                        following                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        clauses:: ___                                                                                            located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,525.36
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $360,799.54 in the amount of
                                                                                                                                                                                                                 $16,274.18.
1933222214 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application value of 3.46% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   period is 3.66%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $303,899.87 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $317,831.72 in the amount of
                                                                                                                                                                                                                 $13,931.85.
7395061244 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates Index used was 3.46%. The closest Index
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            available in our look-back period is 3.66%.Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New Jersey
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in   Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 the state of New Jersey.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,434.30 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $308,784.61 in the amount of
                                                                                                                                                                                                                 $13,350.31.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1084916263 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        3.46% per the Approval; however, the lowest index value available in the look back period provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois is 3.56%.Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $290,840.69 is underdisclosed from calculated Finance Charge of $298,274.49 in the amount of $7,433.80.
3011671918 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.46% per the Approval; however, the lowest index value available in the look back period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 3.56%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 03/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $431,012.23 is underdisclosed from calculated Finance Charge of $442,718.81 in the amount of $11,706.58.
9637148946 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance -
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,818.60 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $342,903.42 in the amount of
                                                                                                                                                                                                                 $7,084.82.
2832121239 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.46% per the Approval; however, the lowest index value available in the look back period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 3.56%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $707,698.78 is underdisclosed from calculated Finance Charge of $726,408.00 in the amount of $18,709.22.
8782813104 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Commitment and Approval indicate the Index used was 3.46%.  The                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   closest Index available in our look-back period is 3.66%.Federal Compliance - CHARM
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $513,767.96 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $541,001.89 in the amount of
                                                                                                                                                                                                                 $27,233.93.
6134250069 XXXXXXXXXX XXXXXXXXXX NM    5/XX/2006  4/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        3.46% per the (Loan Approval), however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    period is 3.66%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set
                                                                                                        not on a                                                                                                 using an application date of 04/XX/2006 which is 1 months prior to consummation. A    Date
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        contain the                                                                                              provided.  Worst Case Scenario between Creditor Application Date and Transaction Date
                                                                                                        following                                                                                                used to determine rate used for testing.[B] Federal Compliance - Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $489,164.64
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $514,145.07 in the amount of
                                                                                                                                                                                                                 $24,980.43.
1947812870 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Approval indicates Index used is 3.55, the lowest Index
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application available in our look-back period is 3.66.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Loan Application Test
                                                                                                        and does not                                                                                             date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $433,734.19 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $452,425.88 in the amount of
                                                                                                                                                                                                                 $18,691.69.
6328893755 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application disclosure is due to the lender utilizing an index value of 3.46% per the approval,
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  however the lowest index value available in the lookback period is 3.56%.Federal
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        following                                                                                                tests were run using an application date of 03/XX/2006 which is 1 months prior to     Disclosure Timing Test
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $378,802.47 is underdisclosed from calculated Finance Charge of $387,217.20 in the amount of $8,414.73.
4317125428 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.46% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       3.56%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Timing Test
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 02/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $558,250.19 is underdisclosed from calculated Finance Charge of $572,596.15 in the amount of $14,345.96.
5585351662 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   by lender, according to the Approval, is 3.360%, which is lower than the lowest index
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  value available in the look back period, which is 3.560%Federal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Test
                                                                                                        contain the                                                                                              date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $463,463.88 is underdisclosed from calculated Finance Charge of $487,600.18 in the amount of $24,136.30.
1361600229 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.36% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.56%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        contain the                                                                                              tests were run using an application date of 03/XX/2006 which is 0 months prior to
                                                                                                        following                                                                                                consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $493,889.33 is underdisclosed from calculated Finance Charge of $520,215.98 in the amount of $26,326.65.
4896150116 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $506,708.81 is underdisclosed from calculated        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Finance Charge of $530,787.22 in the amount of $24,078.41.[B] Federal Compliance -    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  Days From Transaction DateFederal Compliance - Loan Approval indicates Index used was
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to     3.36%; however, closest Index available in the look back period is 3.56%.
                                                                                                                                                                                                                 three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
4124114960 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Loan Commitment and Approval indicate the Index used was 3.36%.  The                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  Act: Final TIL Finance Charge of $274,027.94 is underdisclosed from calculated        closest Index available in our look-back period is 3.56%.
                                                                                                        Security                                                                                                 Finance Charge of $288,099.46 in the amount of $14,071.52.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1112832324 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   by lender, according to the Approval, is 3.360%, which is lower than the lowest index
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     value available in the look back period, which is 3.560%Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure TimingFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $157,437.52 is underdisclosed from calculated Finance Charge of $163,570.04 in the amount of $6,132.52.
3850275538 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.36% per the (Loan Approval), however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     period is 3.56%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       ARM Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $392,196.00
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $413,266.59 in the amount of
                                                                                                        contain the                                                                                              $21,070.59.
                                                                                                        following
                                                                                                        clauses:: ___
2648289768 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Commitment and Approval indicate the Index used was 3.36%.  The                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   closest Index available in our look-back period is 3.66%.Federal Compliance - TIL APR
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.23700%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 6.52462% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $462,333.00 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $499,653.57 in the amount of $37,320.57.
2306287717 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Loan Approval indicates Index used was 3.36%; however,
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   closest Index available in the look back period is 3.56%.Federal Compliance - CHARM
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     New York Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                        and does not                                                                                             using an application date of 03/XX/2006 which is 0 months prior to consummation. A    Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                        following                                                                                                York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                        clauses:: ___                                                                                            5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                 Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.96000%
                                                                                                                                                                                                                 contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $323,859.04 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $338,208.18 in the amount of $14,349.14.
4892724851 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Approval indicates the Index used was 3.36%. The
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    closest Index available in the look-back period is 3.56%.Federal Compliance - CHARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Booklet Disclosure StatusState Compliance - Illinois Prepayment PenaltyFederal Compliance
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] State Compliance -
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $358,207.75 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $375,348.81 in the amount of $17,141.06.
6197250679 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   RefinanceFederal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     value of 3.36% per the approval, however the lowest index value available in the lookback
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       period is 3.56%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      ARM Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $785,812.80
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $828,474.82 in the amount of
                                                                                                        contain the                                                                                              $42,662.02.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        following                                                                                                Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                        clauses:: ___                                                                                            executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
3106689243 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  3/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 document or worksheet indicating how the lender determined that the home loan is in   TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            the borrower's interest.[B] State Compliance - Massachusetts Prepayment Penalty:      value of 3.36% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a        period is 3.56%.State Compliance - Massachusetts Prepayment PenaltyState Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          partial prepayment.  Prepay language states prepay will not exceed maximum permitted  Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                        and does not                                                                                             by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No  FileFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              evidence of application date located in file.  Compliance tests were run using an
                                                                                                        following                                                                                                application date of 03/XX/2006 which is 0 months prior to consummation. A lookback
                                                                                                        clauses:: ___                                                                                            was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $320,465.45 is underdisclosed from calculated Finance Charge of $335,704.73 in the amount of $15,239.28.
4388144924 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to payment stream.  Original index
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   value used by lender, according to the Approval, is 3.360%, which is lower than the lowest
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    index value available in the look back period, which is 3.560%Federal Compliance - CHARM
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $386,175.29 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $404,201.46 in the amount of $18,026.17.
9385053490 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Act: Final TIL Finance Charge of $542,507.80 is underdisclosed from calculated        Disbursement DateFederal Compliance - Loan Commitment and Approval indicate the Index used
                                                                                                        Security                                                                                                 Finance Charge of $572,466.37 in the amount of $29,958.57.[B] Federal Compliance -    was 3.360%. The closest Index available in our look-back period is 3.560%
                                                                                                        Instrument is                                                                                            TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs
                                                                                                        FNMA/FHLMC form                                                                                          prior to expected date(XXXXXXXXXXX).
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4369310876 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   value of 3.46% per the (Loan Approval), however the lowest index value available in the
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    lookback period is 3.56%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Loan Application Test
                                                                                                        contain the                                                                                              date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,810.59 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $309,538.39 in the amount of
                                                                                                                                                                                                                 $6,727.80.
1608104872 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           of Payments, and Projected Payments) testing was not performed, however loan is outside of (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    TILA SOL.Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required     procure.                  procure.
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not partiesFederal Compliance - Loan Commitment and Approval indicate the Index used was
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   3.36%.  The closest Index available in our look-back period is 3.46%.Federal Compliance -
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Compliance - Connecticut Prepayment Penalty TestFederal Compliance - Missing Final HUD-1:
                                                                                                                                                                                                                 borrower.[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut      HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage
                                                                                                                                                                                                                 Lenders, Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $473,227.58 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $484,244.85 in the amount of $11,017.27.
4167926797 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Earliest 1003 dated 03/03/2006, Note document date 03/10/1006, with                                                                                -
                                                                          Other                         Title -                                                                                                  Act: Final TIL Finance Charge of $345,451.34 is underdisclosed from calculated        transaction notary/signature date 03/11/2006.
                                                                                                        Security                                                                                                 Finance Charge of $367,340.55 in the amount of $21,889.21.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4157043362 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5731808542 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.24% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.46%.Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   of 3.24% per the approval, however the lowest index value available in the lookback period
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    is 3.46%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.52100%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 6.81652% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $654,186.52 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $711,310.58 in the amount of $57,124.06.
1531091742 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Under
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   disclosure is due to the lender utilizing an index value of 3.24% per the (Loan Approval),
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    however the lowest index value available in the lookback period is 3.46%.Federal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             using an application date of 02/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $648,963.42 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $686,437.05 in the amount of $37,473.63.
9616424034 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        3.24% per the (Loan Approval), however the lowest index value available in the lookback
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      period is 3.46%.Federal Compliance - CHARM Booklet Disclosure StatusMiscellaneous
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,653.86 is           Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $361,795.15 in the amount of
                                                                                                                                                                                                                 $20,141.29.
8320513546 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Loan Approval indicates Index used was 3.24%; however, closest Index                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in the look back period is 3.46%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Application
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $643,857.90 is underdisclosed from calculated Finance Charge of $683,321.88 in the amount of $39,463.98.
2319488858 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   equal to Disbursement DateFederal Compliance - Under disclosure is due to the lender
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    utilizing an index value of 3.24% per the (Loan Approval), however the lowest index value
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  available in the lookback period is 3.46%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        contain the                                                                                              date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  Missing Initial Loan Application Test
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,961.01 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $342,575.69 in the amount of
                                                                                                                                                                                                                 $16,614.68.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5540764593 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.24% per the Approval, however the only index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.56%.Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            of 3.24% per the Approval, however the only index value available in the lookback period
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     is 3.56%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.15900%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 6.47144% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $611,450.02 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $666,806.32 in the amount of $55,356.30.
1390484166 XXXXXXXXXX XXXXXXXXXX ID    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Loan Approval indicates Index used was 3.24%; however, closest Index available in the look determine compliance with timing requirements due to missing Initial Loan Application back period is 3.36%State Compliance - Idaho Prepayment PenaltyState Compliance - Idaho
                                                                                                                                                                                                                 Date.[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock       Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)
                                                                                                                                                                                                                 Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float
                                                                                                                                                                                                                 Disclosure not provided to borrower.[B] State Compliance - Idaho Prepayment Penalty:
                                                                                                                                                                                                                 Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,749.23 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $387,019.59 in the amount of
                                                                                                                                                                                                                 $11,270.36.
6568236673 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Loan Approval indicates Index used was 3.24%; however, closest Index                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in the look back period is 3.46%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 using an application date of 01/XX/2006 which is 1 months prior to consummation. A    Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $529,264.22 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $562,197.31 in the amount of $32,933.09.
4785580169 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM 3.24% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    3.46%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                        following                                                                                                did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                        clauses:: ___                                                                                            after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $530,561.24 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $561,492.29 in the amount of $30,931.05.
6244730419 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Act: Final TIL Finance Charge of $482,029.85 is underdisclosed from calculated        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Finance Charge of $507,386.96 in the amount of $25,357.11.                            TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                                                                                                                  value of 3.24% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                                                                                                       period is 3.46%.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6635167186 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.24% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    3.36%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 01/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $347,032.58 is underdisclosed from calculated Finance Charge of $358,662.13 in the amount of $11,629.55.
7206186305 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure is due to the lender utilizing an index value of     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           3.24% per the (Loan Approval), however the lowest index value available in the lookback    (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    period is 3.36%.General Appraisal Requirements - Due to lack of appraised value,           procure.                  procure.
                                                                                                                                                                                                                 Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure  compliance tests requiring an LTV were run off an assumed value of a contract sales price does not match terms of loan.[B] Federal Compliance - ARM Disclosure Timing Test: TIL or original loan amount, whichever applies.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 variable rate disclosure: ARM loan program disclosure not provided to the borrower    StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - CHARM Booklet Compliant TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used
                                                                                                                                                                                                                 Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate For Fee Testing
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,006,970.15 is underdisclosed from calculated Finance Charge of $1,038,552.98 in the amount of $31,582.83.
1748771311 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Approval indicates Index used was 3.24%; however, closest Index                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   available in the look back period is 3.36%Miscellaneous Compliance - (Doc Error) Initial
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  GFE not providedFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $233,079.86 is underdisclosed from calculated Finance Charge of $240,251.16 in the amount of $7,171.30.
2212844225 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        3.14% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: Unable to 3.36%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            determine FACTA Credit Score Disclosure was provided due to missing information.[B]   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $593,343.33 is underdisclosed from calculated Finance Charge of $629,933.03 in the amount of $36,589.70.
2192753356 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - Unable to determine fees under disclosure due to TIL Itemization                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       missing break down of Prepaid finance charge.Loan Approval indicates Index used was 3.14%;
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      however, closest Index available in the look back period is 3.36%.Federal Compliance -
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Compliance tests were run using an application date of 01/XX/2006 which is 0 months   ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $590,282.76 is underdisclosed from calculated Finance Charge of $625,992.98 in the amount of $35,710.22.
2987924726 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    value of 3.06% per the (Loan Approval), however the lowest index value available in the
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   lookback period is 3.24%. Itemization of amount financed reflects a lump sum of prepaid
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         finance charges in an amount of $958.17, however calculated reflects an amount of $2269.68
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      of prepaid finance charges.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure
                                                                                                                                                                                                                 prepayment penalty is not permissible under the Mortgage Lenders, Correspondent       Compliant TestState Compliance - Connecticut Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not    Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $279,511.64 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $290,087.14 in the amount of $10,575.50.
7511946346 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the index used was 3.14%.  The closest Index                                                                                    -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in the look-back period is 3.36%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $364,041.61 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $383,650.30 in the amount of $19,608.69.
8790615007 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.State Compliance - Illinois Prepayment PenaltyFederal Compliance - Approval
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application indicates the Index used was 3.14%.  The closest Index available in the look-back period
                                                                                                                                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty  is 3.36%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,786.84 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $218,924.17 in the amount of
                                                                                                                                                                                                                 $6,137.33.
9123531734 XXXXXXXXXX XXXXXXXXXX AZ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Approval indicates the Index used was 3.14%. The closest Index                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $279,434.41 is underdisclosed from calculated        available in the look-back period is 3.36%.
                                                                                                                                                                                                                 Finance Charge of $296,467.70 in the amount of $17,033.29.
4951761683 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.14% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     3.36%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        and does not                                                                                             In Lending Act: Final TIL Finance Charge of $690,693.93 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $731,986.36 in the amount of $41,292.43.
                                                                                                        following
                                                                                                        clauses:: ___
4379754520 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.06% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     3.24%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      Consummation
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $698,050.93
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $731,949.00 in the amount of
                                                                                                                                                                                                                 $33,898.07.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6285049805 XXXXXXXXXX XXXXXXXXXX UT    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TIL Itemization finance charge calculation is underdisclosed by                                                                                    -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   $4720.60 in fees.  Itemization does not include fee break-down.  The balance of the
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     underdisclosure is due to the Index.  The approval indicates the Index used was 3.06%. The
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       closest Index available in the look-back period is 3.27%.Federal Compliance - TIL
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              Itemization finance charge calculation is underdisclosed by $4720.60 in fees.  Itemization
                                                                                                                                                                                                                 application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA      does not include fee break-down.  The balance of the underdisclosure is due to the Index.
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      The approval indicates the Index used was 3.06%. The closest Index available in the reasonably practicable time after using credit score.[B] Federal Compliance - TIL APR look-back period is 3.27%.Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.95300% is  Date Prior or equal to Disbursement DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.33462% outside of 0.125% tolerance.[B]        TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Disclosure Timing Test
                                                                                                                                                                                                                 Final TIL Finance Charge of $266,558.13 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $285,085.30 in the amount of $18,527.17.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9112618727 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Index used was 3,08%. The closest Index                                                                                     -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     available in the look-back period is 3.24%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   StatusFederal Compliance - ARM Disclosure Status TestState Compliance - Illinois
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    Disclosure MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Compliance - Federal FACTA Disclosure Timing TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 after using credit score.[B] State Compliance - Illinois Prepayment Penalty: Illinois Initial GFE not provided
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $367,790.82 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $385,597.22 in the amount of $17,806.40.
2640386160 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - The lender used an index of 3.060% while the system used an index of                                                                               -
                                                                          Other                         Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: 3.24%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Not Provided Within 3 Business Days of Application
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge of $397,233.46 is underdisclosed from calculated Finance Charge of $416,339.70
                                                                                                        and does not                                                                                             in the amount of $19,106.24.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5687067015 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 3.06%. The closest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available in the look-back period is 3.36%.Federal Compliance - Approval indicates
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    the Index used was 3.06%. The closest Index available in the look-back period is borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  3.36%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Disclosure Prior to Closing TimingState Compliance - New York Prepayment PenaltyState
                                                                                                                                                                                                                 date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed  Compliance - New York Late Charge Percent TestingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New York Late Charge        Application Test
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.61000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TIL APR
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.81500% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.06790% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $249,657.17 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $266,729.56 in the amount of $17,072.39.
3010602870 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Per approval lender utilized index rate of 3.06% and only
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   acceptable in in table is 3.24%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Loan Application Test
                                                                                                                                                                                                                 using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $294,224.82 is underdisclosed from calculated Finance Charge of $306,549.03 in the amount of $12,324.21.
6370651294 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Per lender approval index utilized is 3.06%, only acceptable                                                                                       -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            available index in table is 3.14%.Federal Compliance - Missing Initial Loan Application
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 11/XX/2005 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $357,748.01 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $365,078.23 in the amount of $7,330.22.
                                                                                                        clauses:: ___
2233630395 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Per lender approval index utilized was 3.06%, only acceptable                                                                                      -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            available index in table is 3.24%.Federal Compliance - Missing Initial Loan Application
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 11/XX/2005 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $322,531.08 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $334,469.82 in the amount of $11,938.74.
                                                                                                        clauses:: ___
4657302317 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Per lender approval index utilized is 3.06%, only acceptable index in                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   table is 3.14%.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business   or equal to Disbursement DateFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure  Within 3 Business Days of Application
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $502,328.02 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $513,098.83 in the amount of $10,770.81.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3743990895 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.060% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     is 3.36%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - (Missing Data) Unable  Compliance - (Missing Data) Unable to determine if loan is a same lender refi to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 4.93100% is underdisclosed from calculated APR of 6.21548% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $184,213.39 is underdisclosed from calculated Finance Charge of $267,191.99 in the amount of $82,978.60.
1591696179 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      TILA SOL.Federal Compliance - Per approval lender utilized index of 2.97%, only acceptable
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -      index in table is 3.14%.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance     Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          Charge of $361,690.13 is underdisclosed from calculated Finance Charge of $376,444.92
                                                                                                        and does not                                                                                             in the amount of $14,754.79.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3309814560 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - Under                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   disclosure is due to the lender utilizing an index value of 2.97% per the Approval;
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: however, the lowest index value available in the look back period is 3.060%.Federal
                                                                                                        Instrument is                                                                                            Truth In Lending Act:  Final TIL APR of 6.59000% is underdisclosed from calculated    Compliance - ARM Disclosure Timing Test
                                                                                                        not on a                                                                                                 APR of 6.85126% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                        FNMA/FHLMC form                                                                                          Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        and does not                                                                                             $713,044.56 is underdisclosed from calculated Finance Charge of $765,238.88 in the
                                                                                                        contain the                                                                                              amount of $52,194.32.
                                                                                                        following
                                                                                                        clauses:: ___
4811657031 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Under disclosure is due to the lender utilizing an index value of 3% per the
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     approval, however the lowest index value available in the lookback period is 3.24%.State
                                                                                                        and does not                                                                                             date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed  Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge Percent
                                                                                                        contain the                                                                                              to determine this application date.[B] State Compliance - New York Late Charge        Testing
                                                                                                        following                                                                                                Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        clauses:: ___                                                                                            the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.76000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $472,277.55 is underdisclosed from calculated Finance Charge of $491,836.37 in the amount of $19,558.82.
7988328674 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        2.97% per the approval, however the lowest index value available in the look back period
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     is 3.14%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        and does not                                                                                             Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        following                                                                                                business days of application.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                        clauses:: ___                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,090.41 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $308,577.69 in the amount of
                                                                                                                                                                                                                 $13,487.28.
9230568768 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Per approval the Index source used indicates the Index used
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge        was 3.06%. The closest Index available in our look-back period is 3.14%.State Compliance -
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   New York Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York  Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        contain the                                                                                              greater than 6% is 12 months.  Loan with an interest rate of 6.76000% contracts for a
                                                                                                        following                                                                                                prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay
                                                                                                        clauses:: ___                                                                                            will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $445,687.37 is underdisclosed from calculated Finance Charge of $453,802.09 in the amount of $8,114.72.
5446363147 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - {section} Under disclosure is due to the lender utilizing an index                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM value of 2.97% per the approval, however the lowest index value available in the look back
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    period is 3.14%.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Business Days From Transaction DateFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing TimingFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Initial Loan Application Test
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $461,584.29 is underdisclosed from calculated Finance Charge of $481,809.45 in the amount of $20,225.16.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2005.
9229855459 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Under disclosure is due to lender utilizing an index value of 3.14% per the approval, determine compliance with timing requirements due to missing Initial Loan Application however the lowest index value available in the look back period is 3.36%State Compliance
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $453,235.16 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $477,044.91 in the amount of
                                                                                                                                                                                                                 $23,809.75.
6949386213 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     3.00% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   is 3.345%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did   Within 3 Business Days of Application
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.86400% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.18312% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $540,669.58 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $589,985.35 in the amount of $49,315.77.
8578823925 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Act: Final TIL Finance Charge of $205,129.89 is underdisclosed from calculated        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Finance Charge of $211,687.16 in the amount of $6,557.27.[B] Federal Compliance -     TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to     Days From Transaction DateFederal Compliance - Per loan approval document index used was
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal     2.97% and the available look back is 3.14%
                                                                                                        and does not                                                                                             Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                        contain the                                                                                              Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                        following
                                                                                                        clauses:: ___
6040671164 XXXXXXXXXX XXXXXXXXXX RI    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  value of 2.97% per approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,803.58 is     period is 3.24%Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $307,978.53 in the amount of
                                                                                                        and does not                                                                                             $19,174.95.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2226651448 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.06% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    3.14%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             using an application date of 11/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $558,082.53 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $567,666.49 in the amount of $9,583.96.
4150095728 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Index per Lender approval is 2.970% and only acceptable index in                                                                                   -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     table is 3.14000%.State Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    Missing Initial Loan Application Test
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $535,820.20 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $560,100.08 in the amount of
                                                                                                                                                                                                                 $24,279.88.
5213643885 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 2.97%. The closest Index                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in the look-back period is 3.14%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $377,485.02 is underdisclosed from calculated Finance Charge of $399,883.31 in the amount of $22,398.29.
2394945801 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Lender index per approval is  2.97% only available index in table is                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     3.14000%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Status TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $398,581.58 is underdisclosed from calculated Finance Charge of $416,782.85 in the amount of $18,201.27.
9171218707 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   value of 2.7% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 tests were run using an application date of 07/XX/2005 which is 1 months prior to     period is 2.89%.Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $202,246.67 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $210,486.81 in the amount of $8,240.14.
                                                                                                        clauses:: ___
5489585057 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            2.52% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Final TIL Finance  2.7%.Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $545,334.33
                                                                                                        not on a                                                                                                 is underdisclosed from calculated Finance Charge of $573,123.27 in the amount of
                                                                                                        FNMA/FHLMC form                                                                                          $27,788.94.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3669970387 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Index
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    per lender approval is 2.39%  only index available in table is 2.61000%.Federal Compliance borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $366,422.85 is underdisclosed from calculated Finance Charge of $387,018.23 in the amount of $20,595.38.
2983529384 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     1.996% per the approval, however the lowest index value available in the lookback period date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed  is 2.33167%.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - TIL APR Tolerance         value of 1.996% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.87700% is            period is 2.33167%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.20177% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $291,147.15 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $319,608.28 in the amount of $28,461.13.
7196085835 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        2.28% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated       2.52%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                        and does not                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        contain the                                                                                              Final TIL Finance Charge of $411,442.28 is underdisclosed from calculated Finance
                                                                                                        following                                                                                                Charge of $440,081.92 in the amount of $28,639.64.
                                                                                                        clauses:: ___
3937589944 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  Act: Final TIL Finance Charge of $482,820.34 is underdisclosed from calculated        2.52% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 Finance Charge of $507,791.98 in the amount of $24,971.64.                            2.7%.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4178325646 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   value of 2.39% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 tests were run using an application date of 04/XX/2005 which is 1 months prior to     period is 2.61%.Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $177,566.84 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $187,725.89 in the amount of $10,159.05.
7697905597 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Under disclosure is due to the lender utilizing an index value of 2.163% per
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   the approval, however the lowest index value available in the lookback period is
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  2.33167%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        following                                                                                                Disclosure within a reasonably practicable time after using credit score.[B] Federal  TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,372.46
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $190,033.04 in the amount of
                                                                                                                                                                                                                 $6,660.58.
1150302554 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Index source indicates the Index used was 1.836%. The closest Index   SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           available in our look-back period is 2.16333%.Federal Compliance - TIL APR Tolerance       (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal           procure.                  procure.
                                                                                                        Instrument is                                                                                            Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Final HUD-1:  HUD-1
                                                                                                        not on a                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Not Signed or Stamped Used For Fee Testing
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                        and does not                                                                                             Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        contain the                                                                                              borrower.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                        following                                                                                                Lending Act:  Final TIL APR of 4.96700% is underdisclosed from calculated APR of
                                                                                                        clauses:: ___                                                                                            5.28294% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,262.99
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $167,940.30 in the amount of
                                                                                                                                                                                                                 $14,677.31.
6980563150 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 2.52% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 2.61%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Maryland Prepayment Penalty: Maximum calculated prepay of $4,640.00 exceeds the state Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX). Test
                                                                                                        contain the                                                                                              Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                        following                                                                                                Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        clauses:: ___                                                                                            application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $309,582.27 is underdisclosed from calculated Finance Charge of $317,383.92 in the amount of $7,801.65.
1876697025 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.836% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 2.3316%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:     Compliance - Maryland Prepayment Penalty TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Maryland Prepayment Penalty: Maximum calculated prepay of $3,500.00 exceeds the state Application Test maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.75900% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.29024% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $216,724.38 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $248,409.40 in the amount of $31,685.02.
7551483575 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            2.39% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] State Compliance - Maryland Prepayment  2.61%.State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $6,300.00     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 exceeds the state maximum of 2 months interest calculated on 2/3 of the original      Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum         Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        following                                                                                                using an application date of 04/XX/2005 which is 1 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $415,765.87 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $441,504.23 in the amount of $25,738.36.
1769363246 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 1.693%. The closest Index                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 1.99583%.Federal Compliance - TIL APR Tolerance
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             using an application date of 02/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 5.40000% is underdisclosed from calculated APR of 5.69287% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $291,222.01 is underdisclosed from calculated Finance Charge of $316,666.66 in the amount of $25,444.65.
7116575811 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing is due to the lender utilizing an index value of 1.563% per the approval, however the
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       lowest index value available in the lookback period is 1.99583%.Federal Compliance - TIL
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application APR Tolerance Irregular TransactionFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed  Test
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.03200%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 5.46593% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $258,311.23 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $292,118.43 in the amount of $33,807.20.
1426487470 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   value of 2.190% per the approval, however the lowest index value available in the look
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     back period is 2.390%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Compliance - ARM Disclosure Timing TestFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2005 which is 1   FACTA Disclosure Timing Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $246,591.69 is underdisclosed from calculated Finance Charge of $259,578.01 in the amount of $12,986.32.
8782725170 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   value of 2.19% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 tests were run using an application date of 03/XX/2005 which is 0 months prior to     period is 2..39%.State Compliance - New York Prepayment PenaltyState Compliance - New York
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] State   Late Charge Percent TestingFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New
                                                                                                        following                                                                                                York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an
                                                                                                        clauses:: ___                                                                                            adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $286,210.17 is underdisclosed from calculated Finance Charge of $300,416.91 in the amount of $14,206.74.
6415123159 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingState Compliance -
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Massachusetts Prepayment PenaltyFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        not on a                                                                                                 Date.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    loan is a same lender refiFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file  Compliance - Payoff Statement MissingState Compliance - Massachusetts Home Loan -
                                                                                                        and does not                                                                                             of document or worksheet indicating how the lender determined that the home loan is   Borrower's Interest Tangible Net Benefit Worksheet Not in FileFederal Compliance - Under
                                                                                                        contain the                                                                                              in the borrower's interest.[B] State Compliance - Massachusetts Prepayment Penalty:   disclosure is due to the lender utilizing an index value of 2.020% per the approval,
                                                                                                        following                                                                                                Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a        however the lowest index value available in the lookback period is 2.19%.Federal
                                                                                                        clauses:: ___                                                                                            partial prepayment.  Prepay language states prepay will not exceed maximum permitted  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Test
                                                                                                                                                                                                                 application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                 determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,115.57
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $286,234.51 in the amount of
                                                                                                                                                                                                                 $12,118.94.
1584703462 XXXXXXXXXX XXXXXXXXXX RI    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            refiFederal Compliance - Under-disclosure due to the lender utilizing an index value of
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    2.02% per the approval, however the lowest index value available within the look-back
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   period is  2.19000%.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 tests were run using an application date of 12/XX/2004 which is 1 months prior to     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Disclosure Timing Test
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,261.15
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $240,488.33 in the amount of
                                                                                                                                                                                                                 $10,227.18.
7865791952 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application disclosure is due to the lender utilizing an index value of 2.08% per the approval,
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   however the lowest index value available in the lookback period is 2.28%.Federal
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        and does not                                                                                             date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $244,359.52 is underdisclosed from calculated Finance Charge of $256,934.65 in the amount of $12,575.13.
9818971421 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Prior to Closing TimingFederal Compliance - Federal FACTA Disclosure Timing TestFederal    (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    Compliance - Under disclosure is due to the lender utilizing an index value of 2.02% per   procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    the loan commitment, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    2.19%.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $222,875.13 is underdisclosed from calculated Finance Charge of $241,588.84 in the amount of $18,713.71.
7609595424 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     2.000% per the Approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed  is 2.190%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,129.36
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $225,746.97 in the amount of
                                                                                                                                                                                                                 $11,617.61.
4730962133 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   1.355% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 1.56333%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing Timing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $352,825.11 is underdisclosed from calculated Finance Charge of $377,021.07 in the amount of $24,195.96.
9877606011 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     1.563% per Approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed  1.83583%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TIL APR Tolerance         Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.33300% is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated APR of 5.60388% outside of 0.125% tolerance.[B]
                                                                                                        and does not                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        contain the                                                                                              Final TIL Finance Charge of $378,136.05 is underdisclosed from calculated Finance
                                                                                                        following                                                                                                Charge of $408,132.57 in the amount of $29,996.52.
                                                                                                        clauses:: ___
6577551444 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            2.52% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    2.7%.State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 tests were run using an application date of 06/XX/2005 which is 0 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] State
                                                                                                        and does not                                                                                             Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                        contain the                                                                                              prepayment penalties are permissible in the state of New Jersey. Prepay language
                                                                                                        following                                                                                                states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $624,674.12 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $656,390.40 in the amount of $31,716.28.
5620495818 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - RTC printed transaction date 11/16/2004, printed expiration date      SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation            Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           11/19/2004.  RTC/TIL/ Notary signature date 11/17/2004.Federal Compliance - Approval       (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        indicates the Index used was 1.277%. The closest Index available in the look-back period   procure.                  procure.
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     is 1.45083%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2004 which is 0   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or Stamped Used For Fee Testing
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $369,599.59 is underdisclosed from calculated Finance Charge of $388,185.49 in the amount of $18,585.90.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5260791720 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term           [B] General                                  B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Appraisal                                                                                                application date located in file.  Compliance tests were run using an application     2.08% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Requirements -                                                                                           date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed  2.28%.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                        Incorrect                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -        to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Appraisal Form                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        type: Appraisal                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Form 2055                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Compliance - Missing Initial Loan Application Test
                                                                                                        (Exterior Only)                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        used for                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        incorrect                                                                                                Charge of $220,526.82 is underdisclosed from calculated Finance Charge of $232,780.29
                                                                                                        Subject                                                                                                  in the amount of $12,253.47.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                        property type.:                                                                                          Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                        -[B] Closing /                                                                                           loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days
                                                                                                        Title -                                                                                                  from transaction date of 03/XX/2005.[B] Federal Compliance - TILA Notice of Right to
                                                                                                        Security                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                        Instrument is                                                                                            Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected
                                                                                                        not on a                                                                                                 date(XXXXXXXXXXX).
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6789159148 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2004 11/XX/2004   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge        value of 2% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   period is 2.08%.  Also under disclosed in fees.  Unable to determine reason for under
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York  disclosure due to the itemization not providing a break down.State Compliance - New York
                                                                                                        and does not                                                                                             Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than   Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                        contain the                                                                                              $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds    Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                max allowable.  Prepay language states prepay will not exceed maximum permitted by
                                                                                                        clauses:: ___                                                                                            applicable law.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $224,854.03 is underdisclosed from calculated Finance Charge of $229,616.59 in the amount of $4,762.56.
4551915288 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     1.162% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    is 1.27667%.State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,275.46 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $221,468.99 in the amount of
                                                                                                                                                                                                                 $7,193.53.
8197373852 XXXXXXXXXX XXXXXXXXXX OR    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing is due to the lender utilizing an index value of 1.162% per the approval, however the
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       lowest index value available in the lookback period is 1.27667%.Federal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,664.38 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $308,347.62 in the amount of
                                                                                                                                                                                                                 $9,683.24.
2213759273 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Act:  Final TIL APR of 4.84700% is underdisclosed from calculated APR of 5.11246%     1.563% per the approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under   is 1.83583%.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $350,270.91 is           value of 1.563% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 underdisclosed from calculated Finance Charge of $379,317.15 in the amount of         period is 1.83583%.
                                                                                                        FNMA/FHLMC form                                                                                          $29,046.24.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9795215970 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval  instructions indicate the Index used was 1.451%. The                                                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   closest Index available in our look-back period is 1.69250.Federal Compliance - CHARM
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $453,654.11 is underdisclosed from calculated Finance Charge of $486,554.46 in the amount of $32,900.35.
2622059405 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     - The index the lender used per approval is 1.162%, the closest index in the look back is
                                                                                                                                                                                                                 using an application date of 08/XX/2004 which is 1 months prior to consummation. A    1.121167%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Initial Loan Application Test
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $175,979.63 is underdisclosed from calculated Finance Charge of $177,786.22 in the amount of $1,806.59.
6317474279 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   1.277% per the approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 1.56333%.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   value of 1.277% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    period is 1.56333%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -        DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.60000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 4.89226% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $235,912.21 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $257,158.41 in the amount of $21,246.20.
8728019626 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2004  7/XX/2004    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  Penalty:  Interest rate increase may be invalid due to borrower not being permitted   1.118% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  is 1.21167%.Federal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                        Instrument is                                                                                            the interest rate, depending on the lender's license type.[B] Federal Compliance -    California Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 07/XX/2004
                                                                                                        following                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,603.18
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $201,647.10 in the amount of
                                                                                                                                                                                                                 $6,043.92.
6276675723 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Security                                                                                                 date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed  index value of 1.91% per the (Loan Approval), however the lowest index value available in
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        the lookback period is 1.94%.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $463,836.16 is underdisclosed from calculated Finance Charge of $467,647.45 in the amount of $3,811.29.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4577478871 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2004  6/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   value of 1.850% per the Approval, however the lowest index value available in the
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    look-back period is 1.9100%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - ARM Disclosure Timing TestState Compliance - New Jersey Prepayment
                                                                                                        and does not                                                                                             using an application date of 06/XX/2004 which is 1 months prior to consummation. A    PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                        following                                                                                                Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are
                                                                                                        clauses:: ___                                                                                            permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,835.61 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $263,726.03 in the amount of
                                                                                                                                                                                                                 $3,890.42.
9263262656 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   1.083% per the (Loan Approval), however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     period is 1.16167%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       - ARM Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,555.44
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $144,639.74 in the amount of
                                                                                                        contain the                                                                                              $3,084.30.
                                                                                                        following
                                                                                                        clauses:: ___
7858358391 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.162% per the Approval, however the lowest index value available in the look-back period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 1.27667%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,267.46 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $333,068.84 in the amount of
                                                                                                                                                                                                                 $11,801.38.
9016491181 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   1.085% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 1.11833%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $188,264.19 is underdisclosed from calculated Finance Charge of $188,875.79 in the amount of $611.60.
6975690341 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.118% per the (Loan Commitment and Approval),  however the lowest index value available
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    in the lookback period is 1.21167%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 using an application date of 07/XX/2004 which is 1 months prior to consummation. A    lender refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $330,703.45 is underdisclosed from calculated Finance Charge of $339,754.57 in the amount of $9,051.12.
8685964617 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.083% per the (Loan Approval),    however the lowest index value available in the
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    lookback period is 1.16167%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $407,916.06 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $415,950.03 in the amount of $8,033.97.
3871077327 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     value of 1.083 per the Loan Approval, however the lowest index value available in the look
                                                                                                                                                                                                                 using an application date of 06/XX/2004 which is 1 months prior to consummation. A    back period is 1.16167%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  Test provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $190,794.63 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $194,725.60 in the amount of $3,930.97.
3683896645 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    State Compliance - Connecticut Prepayment Penalty TestFederal Compliance - (Missing Data)                                                                               -
                                                                          Other                                                                                                                                  Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      Application Test
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
5012747163 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Amount FinancedFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $149,725.74 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $150,006.99 in the amount of $281.25.
2362955524 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of      Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by        Initial Loan Application Test
                                                                                                                                                                                                                 applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
2641375727 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure appears to be due to roundingFederal Compliance -                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingState Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Charge Percent TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        clauses:: ___                                                                                            Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than
                                                                                                                                                                                                                 $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $367,895.77 is underdisclosed from calculated Finance Charge of $368,981.81 in the amount of $1,086.04.
4453005882 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an      Test
                                                                                                                                                                                                                 interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7571890538 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6254317875 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2004  7/XX/2004    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            value of 1.85% per the Approval, however the lowest index value available in the look-back
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     period is 1.91%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        FNMA/FHLMC form                                                                                          date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        contain the                                                                                              Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,167.06 is
                                                                                                        following                                                                                                underdisclosed from calculated Finance Charge of $233,301.45 in the amount of
                                                                                                        clauses:: ___                                                                                            $3,134.39.
1056676058 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 04/XX/2004 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
3331752773 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2004  2/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       equal to Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment      Compliance - ARM Disclosure Timing TestState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not       PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 permissible on a loan with an interest rate of greater than 8%. Loan contracts for an Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 interest rate of 11.95000%.[B] Federal Compliance - RESPA Disclosure -  Missing       Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7328381284 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7574513986 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
4353862242 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3088235390 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9490560375 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2903531506 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2871599248 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Compliant Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
5103705912 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4201326650 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                                                                                                        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                                                                                                       TILA SOL.
3821332530 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1700695520 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3125206530 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Final TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - ARM
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Disclosure Compliant Test
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9336477717 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5489972242 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.74% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.79%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $225,244.71 is underdisclosed from calculated Finance Charge of $227,775.85 in the amount of $2,531.14.
2867871553 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the index used was 4.74%.  The closest  index                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back is 4.79%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TimingFederal Compliance - ARM Disclosure Timing TestState Compliance - South Carolina
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Loan Application TestGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        and does not                                                                                             date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  or original loan amount, whichever applies.
                                                                                                        contain the                                                                                              to determine this application date.[B] State Compliance - South Carolina Home Loan
                                                                                                        following                                                                                                (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                        clauses:: ___                                                                                            provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,124,936.35 is underdisclosed from calculated Finance Charge of $1,135,536.11 in the amount of $10,599.76.
8057819743 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5028670384 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5681743224 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5678847484 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
5648964806 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9478507339 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
9774885577 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation            Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           FACTA Disclosure Timing TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or (2020-02-25): Unable to   (2020-02-25): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Stamped Used For Fee Testing                                                               procure.                  procure.
                                                                                                        Instrument is                                                                                            Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                        not on a                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                        FNMA/FHLMC form                                                                                          score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        and does not                                                                                             application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
6355644039 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Approval indicated the Index used was 4.790%. The closest Index                                                                                    -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     available in our look-back period is 4.65%.Federal Compliance - Missing Initial Loan date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,049.73 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $255,172.48 in the amount of
                                                                                                                                                                                                                 $12,122.75.
5900706027 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
6138748821 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2851118261 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9619126981 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5013543804 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     ARM Disclosure Timing Test
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1854305071 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2784837517 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2008  2/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - New York Prepayment PenaltyState Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  New York Late Charge Percent TestingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.80000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
3164547808 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7565425364 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure due to incorrect indexFederal Compliance - CHARM                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       - Missing Initial Loan Application Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $796,747.06 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $847,469.62 in the amount of
                                                                                                                                                                                                                 $50,722.56.
4998486345 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5383356322 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Itemization of Amount Financed does not have specific breakdown of                                                                                 -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            prepaid finance charge fees.  Unable to determine cause of finance charge under
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] State Compliance - New York Late Charge disclosure.State Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                        Instrument is                                                                                            Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   Charge Percent TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate       Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             greater than 6% is 12 months.  Loan with an interest rate of 7.90000% contracts for a DisclosureFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance -
                                                                                                        contain the                                                                                              prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay Federal FACTA Disclosure Timing Test
                                                                                                        following                                                                                                will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                        clauses:: ___                                                                                            Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $524,435.77
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $524,492.19 in the amount of
                                                                                                                                                                                                                 $56.42.
1427937641 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $265,001.96 is underdisclosed from calculated        Financed does not contain break down of the fees.
                                                                                                                                                                                                                 Finance Charge of $265,272.06 in the amount of $270.10.
5129852826 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Timing TestState Compliance - Massachusetts MLBR                                                                                    -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM (Missing Data) Document Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  StatusFederal Compliance - ARM Disclosure Compliant TestState Compliance - Massachusetts
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Prepayment PenaltyState Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 borrower.[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation   (Ability to Repay not Verified)
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:
                                                                                                                                                                                                                 File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable[B]
                                                                                                                                                                                                                 State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided:
                                                                                                                                                                                                                 Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.[B] State Compliance - Massachusetts Prepayment Penalty:
                                                                                                                                                                                                                 Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
7598408262 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2008 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2142015618 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Grace Period Testing: Federal Compliance - Unable to determine reason for under disclosure as Itemization of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     California Late Charge: Note grace period of 5 days is less than the state minimum of Amount Financed provided does not break down prepaid finance charges.State Compliance -
                                                                                                                                                                                                                 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   California Primary Residence Late Charge Grace Period TestingFederal Compliance - Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Initial Loan Application Test date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $566,557.32 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $566,697.82 in the amount of
                                                                                                                                                                                                                 $140.50.
7859896241 XXXXXXXXXX XXXXXXXXXX WA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7988291825 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  1/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5775408101 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Federal Compliance - Missing Initial Loan Application TestState Compliance - Maryland                                                                                   -
                                                                          Other                                                                                                                                  Maximum calculated prepay of $4,170.00 exceeds the state maximum of 2 months interest Prepayment Penalty Test calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8839409001 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business         (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal           procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - Missing Initial Loan Application TestFederal Compliance - Missing Final
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5285613563 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application Test
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4810054107 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2192494067 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1343235013 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7948505239 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Testing                                                                                    (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                                                                                                                           procure.                  procure.
5886042756 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Financed does not contain break down of the fees.State Compliance - New Jersey Prepayment date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $584,759.98 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $584,838.51 in the amount of $78.53.
7265176099 XXXXXXXXXX XXXXXXXXXX UT    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9659482263 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1103427824 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6467289243 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9074713290 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Business Arrangement DisclosureFederal Compliance - Payoff Statement MissingFederal
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5539736793 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed.Federal Compliance - Missing Initial Loan Application
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 11/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $275,132.49 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $574,712.09 in the amount of $299,579.60.
                                                                                                        clauses:: ___
6983215904 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     itemization of amount financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $762,358.40 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $762,739.05 in the amount of
                                                                                                        and does not                                                                                             $380.65.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4168590756 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1898694446 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.[B] State Compliance - Maryland Prepayment  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $4,540.00     Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
1189032008 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                                                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5333142034 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 11/XX/2007 which is 1
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application
                                                                                                        following                                                                                                date.
                                                                                                        clauses:: ___
6454521493 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6931316133 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application
                                                                                                        FNMA/FHLMC form                                                                                          date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8825518787 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed.State Compliance - New York Late Charge Percent
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestingFederal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   DateFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        not on a                                                                                                 tests were run using an application date of 11/XX/2007 which is 1 months prior to     (Missing Data) Last Rate Set DateFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] State
                                                                                                        and does not                                                                                             Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late
                                                                                                        contain the                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal Compliance -
                                                                                                        following                                                                                                (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        clauses:: ___                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $663,020.10 is underdisclosed from calculated Finance Charge of $663,436.09 in the amount of $415.99.
8122929943 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
7010858533 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        C           C           C           C           C           [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test:   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit                                                                                   State - NC
                                                                                                                                                                                                                 Unable to determine if the loan was refinanced without a tangible net benefit to the  Worksheet Not in FileFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 borrower due to missing information.[B] Federal Compliance - Federal FACTA Disclosure Compliance - Federal FACTA Disclosure Timing TestState Compliance - Massachusetts
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       Borrower's Interest Tangible Net Benefit Test
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] State
                                                                                                                                                                                                                 Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                 Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1694631844 XXXXXXXXXX XXXXXXXXXX DE    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
8200158317 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5338342854 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6413418156 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1064874214 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - Missing Initial                                                                                 -
                                                                                                                                                                                                                 Maximum calculated prepay of $4,560.00 exceeds the state maximum of 2 months interest Loan Application Test calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8620869513 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine source of under disclosure as the Itemization of                                                                               -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Amount Financed disclosure does not break down the prepaid finance charges.Federal
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure Timing Test
                                                                                                        not on a                                                                                                 tests were run using an application date of 10/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $859,406.89 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $859,514.65 in the amount of $107.76.
                                                                                                        clauses:: ___
3215652190 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7758098232 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - Payoff Statement MissingFederal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Expiration Date Prior or equal to Disbursement DateFederal Compliance - Missing Initial
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Loan Application Test
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff
                                                                                                                                                                                                                 Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2369494824 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
7144758475 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6755985572 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days From Transaction DateFederal Compliance - Unable to determine reason for
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   under disclosure due as Itemization of Amount Financed provided does not break down months prior to consummation. A lookback was performed to determine this application  prepaid finance charges.Federal Compliance - Disbursement Date Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $366,181.86 is underdisclosed from calculated Finance Charge of $367,085.84 in the amount of $903.98.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
2365426059 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4920317771 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.
1521317558 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3091320619 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Other                         Title -                                                                                                  Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                        Security                                                                                                 Affiliated Business Arrangement Disclosure.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1620730163 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5967534291 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     ARM Disclosure Timing TestState Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5375424745 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.
4908319931 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestState Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5557940837 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 05/XX/2007
                                                                                                        following                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5267451589 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New York Late Charge Percent TestingFederal Compliance - Unable to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     determine under disclosure due Itemization missing break down of prepaid finance
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  charge.State Compliance - New York Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge        Loan Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                        and does not                                                                                             Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        contain the                                                                                              greater than 6% is 12 months.  Loan with an interest rate of 7.80000% contracts for a
                                                                                                        following                                                                                                prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $670,014.39
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $670,193.60 in the amount of
                                                                                                                                                                                                                 $179.21.
7635112445 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing
                                                                                                        not on a                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        FNMA/FHLMC form                                                                                          Compliance tests were run using an application date of 05/XX/2007 which is 1 months
                                                                                                        and does not                                                                                             prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7716572309 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
1917795923 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
8856846849 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8308682678 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other                         Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8551890980 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days of Application
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
3344322146 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1153862541 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8637698870 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Payoff Statement                                                                                   -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
1435333295 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                        Security                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1471089855 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:
                                                                                                                                                                                                                 Maryland Prepayment Penalty: Maximum calculated prepay of $6,300.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance
                                                                                                                                                                                                                 (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
1337813733 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                         Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing
                                                                                                        not on a                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        FNMA/FHLMC form                                                                                          Compliance tests were run using an application date of 05/XX/2007 which is 1 months
                                                                                                        and does not                                                                                             prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4958469352 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6326664578 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1591227844 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2246823288 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Notice of Right to
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        following                                                                                                Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        clauses:: ___                                                                                            in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2744888089 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application TestFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - Payoff Statement MissingFederal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Expiration Date Prior or equal to Disbursement DateFederal Compliance - Unable to
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 0 months prior to consummation. A    determine under disclosure due to Itemization of Amount Financed does not contain break
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    down of the fees.
                                                                                                                                                                                                                 Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $252,016.48 is underdisclosed from calculated Finance Charge of $252,101.57 in the amount of $85.09.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5428752565 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9262948953 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TILA Rescission -         Test
                                                                                                        not on a                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        FNMA/FHLMC form                                                                                          Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days from transaction date of 07/XX/2007.[B] Federal Compliance - TILA
                                                                                                        contain the                                                                                              Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        following                                                                                                in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior
                                                                                                        clauses:: ___                                                                                            to expected date(XXXXXXXXXXX).
1748498847 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1017194302 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 5.3% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       5.33%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $369,320.72 is underdisclosed from calculated Finance Charge of $370,935.94 in the amount of $1,615.22.
9196699269 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 05/XX/2007.
4718300398 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7354213297 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6687654459 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    index value of 4.92000% per the Approval, however the lowest index value available in the
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   lookback period is 5.33750%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois TransactionFederal Compliance - CHARM Booklet Disclosure StatusState Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Prepayment Penalty
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.70100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 8.12251% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $448,964.56 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $475,464.68 in the amount of $26,500.12.
5364596662 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - New York Late Charge Percent TestingFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Missing Initial Loan Application TestFederal Compliance - Under disclosure is due to the
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application lender utilizing an index value of 4.920% per the approval, however the lowest index value
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  available in the look back period is 4.94000%State Compliance - New York Prepayment
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      PenaltyFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 04/XX/2007 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New
                                                                                                                                                                                                                 York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.02000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $954,189.25 is underdisclosed from calculated Finance Charge of $954,890.70 in the amount of $701.45.
8395116015 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                        Security                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         MissingFederal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                        Instrument is                                                                                            Business Days of Application: RESPA Disclosure Rule: Creditor did not provide         Date
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        FNMA/FHLMC form                                                                                          business days of application.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                        and does not                                                                                             Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                        contain the                                                                                              consummation. Note date used as transaction date for purposes of determining
                                                                                                        following                                                                                                compliance with rescission timing requirements
                                                                                                        clauses:: ___
7869176125 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
9210651353 XXXXXXXXXX XXXXXXXXXX UT    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing detailed                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     itemization of amount financed. Index matches.Federal Compliance - Missing Initial Loan date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,048,592.07 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,049,311.55 in the amount of
                                                                                                                                                                                                                 $719.48.
5190724228 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval  indicates the Index used was 4.920%. The closest Index                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-backperiod is 4.940%Federal Compliance - ARM Disclosure Prior to
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Closing Timing
                                                                                                        Instrument is                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        not on a                                                                                                 Final TIL Finance Charge of $661,416.86 is underdisclosed from calculated Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge of $661,976.30 in the amount of $559.44.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3975437264 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.92% per the Approval; however, the lowest index value available in the look back period
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     is 4.94%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        and does not                                                                                             In Lending Act: Final TIL Finance Charge of $625,399.95 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $628,356.93 in the amount of $2,956.98.
                                                                                                        following
                                                                                                        clauses:: ___
5030746942 XXXXXXXXXX XXXXXXXXXX NV    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
6069549080 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 document or worksheet indicating how the lender determined that the home loan is in   TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application     equal to Disbursement DateFederal Compliance - The Approval indicates the Index used was
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     4.75%. The lowest Index available within the look-back period is 4.77%.State Compliance -
                                                                                                                                                                                                                 using an application date of 04/XX/2007 which is 0 months prior to consummation. A    Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    FileFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $252,874.50 is underdisclosed from calculated Finance Charge of $253,283.53 in the amount of $409.03.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7003919060 XXXXXXXXXX XXXXXXXXXX WA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     4.750% per the approval, however the lowest index value available in the look back period
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  is 4.790%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $371,534.71 is underdisclosed from calculated Finance Charge of $373,261.70 in the amount of $1,726.99.
1773271930 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Lender used an Index of 4.75%. The closest                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Index available in our look back period is 4.79%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $1,133,547.58 is underdisclosed from calculated Finance Charge of $1,140,168.35 in the amount of $6,620.77.
5778896901 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7486088198 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine cause of under-disclosure due to missing                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $647,972.78 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $649,052.49 in the amount of $1,079.71.
9180538548 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The Approval indicates the Index used was 4.75%. The lowest Index                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available within the look-back period is 4.77%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance  Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 04/XX/2007 which is 0
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $690,169.56 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $690,472.86 in the amount of $303.30.
8094358356 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6826025308 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 03/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3392074467 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9437058799 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8725155335 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
9165200736 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4985784652 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
2061539528 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Amount Financed.Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $873,847.36
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $874,015.84 in the amount of
                                                                                                                                                                                                                 $168.48.
6537842499 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5936718189 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   5.2660% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 5.30083%Federal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                                                                                                                                 State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty           Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $633,179.42 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $635,803.58 in the amount of
                                                                                                                                                                                                                 $2,624.16.
5422654845 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7950948081 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - New York Prepayment                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        PenaltyState Compliance - New York Late Charge Percent TestingFederal Compliance - Missing
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 02/XX/2007
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.[B] State Compliance - New York Late Charge Percent Testing: New
                                                                                                        following                                                                                                York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of
                                                                                                        clauses:: ___                                                                                            2%.[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:
                                                                                                                                                                                                                 Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.96600% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
8780336143 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        and does not                                                                                             application.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5289091466 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7868734246 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 02/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
4397873002 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3129257239 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Home Improvement                                                                                                                       ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        The TIL Finance Charge is underdisclosed by the index used 4.11% vs the available
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     4.49%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          Compliant TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Business Arrangement Disclosure
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $1,106,907.02 is underdisclosed from calculated Finance Charge of $1,128,348.64 in the amount of $21,441.62.
8051816910 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment        value of 4.11% per approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          period is 4.49%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Connecticut
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 7.73400% is underdisclosed from calculated APR of 8.09860% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $342,256.67 is underdisclosed from calculated Finance Charge of $358,501.45 in the amount of $16,244.78.
4726908706 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2006.
8533525226 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.940% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.34000%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 7.63400% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 8.02616% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,987.16
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $426,015.57 in the amount of
                                                                                                                                                                                                                 $19,028.41.
6690685455 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Under disclosure is                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing due to the lender utilizing an index value of 3.940% per the Approval, however the lowest
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    index value available in the lookback period is 4.340%.Federal Compliance - Under
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   disclosure is due to the lender utilizing an index value of 3.940% per the Approval,
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     however the lowest index value available in the lookback period is 4.340%.Federal
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Compliance - Right of Rescission Timing - Note Date used as Transaction DateFederal within a reasonably practicable time after using credit score.[B] Federal Compliance  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in   Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 6.85700% is underdisclosed from calculated
                                                                                                                                                                                                                 APR of 7.21779% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,076,904.39 is underdisclosed from calculated Finance Charge of $1,182,776.54 in the amount of $105,872.15.
5835005637 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The Approval indicates the Index used was 3.94%. The lowest Index                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 4.11%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $557,410.13 is underdisclosed from calculated Finance Charge of $582,056.50 in the amount of $24,646.37.
2852322150 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            value of 3.94% per the Approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     period is 4.49%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New York Prepayment
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New York Late Charge        PenaltyState Compliance - New York Late Charge Percent TestingFederal Compliance - Missing
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   Initial Loan Application Test
                                                                                                                                                                                                                 the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.64000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.72600%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 8.23210% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $344,821.19 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $386,912.25 in the amount of $42,091.06.
5285441307 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - The Approval indicates the Index used was 3.94%. The lowest Index                                                                                  -
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   available within the look-back period is 4.11%.State Compliance - California Prepayment to prepay the loan without penalty within 90 days of notification of any increase in  Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $445,588.07 is underdisclosed from calculated Finance Charge of $450,382.18 in the amount of $4,794.11.
6731197338 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Transaction DateFederal Compliance - Approval indicates the Index used was 3.94%. The
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application closest Index available in the look-back period is 4.34%.Federal Compliance - Approval
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   indicates the Index used was 3.94%. The closest Index available in the look-back period is
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     4.34%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        and does not                                                                                             date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed  Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        following                                                                                                Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.61700% is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated APR of 8.01332% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $470,470.02 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $492,707.54 in the amount of $22,237.52.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
5614828436 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   ConsummationFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     than 3 Business Days From Transaction DateFederal Compliance - The Approval indicates the
                                                                                                                                                                                                                 using an application date of 07/XX/2006 which is 1 months prior to consummation. A    Index used was 3.91%. The lowest Index available within the look-back period is
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    4.11%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $370,229.88
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $385,400.17 in the amount of
                                                                                                                                                                                                                 $15,170.29.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3265302106 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Lender RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   lender refiFederal Compliance - Approval indicates the index used was 3.94%.  The closest
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  index in out look-back period is 4.34%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     TransactionFederal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        following                                                                                                were run using an application date of 07/XX/2006 which is 1 months prior to           Loan Application Test
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 6.64700% is underdisclosed from calculated APR of 6.97850% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $278,555.02 is underdisclosed from calculated Finance Charge of $296,785.18 in the amount of $18,230.16.[B] Federal Compliance - Incorrect Right To Cancel Form Used -
                                                                                                                                                                                                                 H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9996462456 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Per approval, Lender used an Index of 3.79%. The closest Index                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            available in our look back period is 4.11%.Federal Compliance - Per approval, Lender used
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    an Index of 3.79%. The closest Index available in our look back period is 4.11%.Federal
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        not on a                                                                                                 tests were run using an application date of 06/XX/2006 which is 1 months prior to     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.66500% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.97880% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $715,781.16
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $778,395.07 in the amount of
                                                                                                                                                                                                                 $62,613.91.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
8632596332 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - The index the lender used per the approval is 3.79%, the
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       closest index in the look back is 4.34%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - TIL APR Tolerance      TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        FNMA/FHLMC form                                                                                          Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.38500% is            Disclosure Timing Test
                                                                                                        and does not                                                                                             underdisclosed from calculated APR of 7.84040% outside of 0.125% tolerance.[B]
                                                                                                        contain the                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL Finance Charge of $193,547.12 is underdisclosed from calculated Finance
                                                                                                        clauses:: ___                                                                                            Charge of $217,730.28 in the amount of $24,183.16.
1089747494 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure due to lender using index of 3.790% only
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   available index 4.11%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TimingFederal Compliance - Missing Initial Loan Application TestClosing / Title - (Doc
                                                                                                                                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TIL APR
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.28200% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.56510% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $335,472.52 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $359,427.24 in the amount of $23,954.72.
7075074045 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the index used was 3.79%.  The closest index                                                                                    -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period was 3.94%.Federal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty           Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $382,151.63 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $395,137.96 in the amount of
                                                                                                                                                                                                                 $12,986.33.
5280654141 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business   Business Days From Transaction DateFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                        Instrument is                                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Compliance - Under disclosure is due to the lender utilizing an index value of 3.790% per
                                                                                                        not on a                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure  the Approval, however the lowest index value available in the look back period is
                                                                                                        FNMA/FHLMC form                                                                                          to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal      4.110%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                        and does not                                                                                             Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              TIL APR of 6.65400% is underdisclosed from calculated APR of 6.96604% outside of      Business Days of Application
                                                                                                        following                                                                                                0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                        clauses:: ___                                                                                            Truth In Lending Act: Final TIL Finance Charge of $912,536.65 is underdisclosed from calculated Finance Charge of $991,026.42 in the amount of $78,489.77.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2170563648 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Per approval, Lender used an Index of 3.79%. The closest Index                                                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look back period is 4.11%.Federal Compliance - There is itemization doc
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  in file...but it is not listing individual fees but the total of $4013 versus $4257 on fee
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            analyzer tab  accounts for the differenceFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.34200% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.65246% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $503,365.55 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $545,438.34 in the amount of $42,072.79.
8130297617 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - The Approval indicates the Index used was 3.79%. The lowest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the look-back period is 3.94%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - New York Prepayment PenaltyState Compliance - Late charge not allowed per
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      state (NY) - max late charge for NY is 2% - note states 5%.Federal Compliance - RESPA reasonably practicable time after using credit score.[B] Federal Compliance - Missing Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2006 which is 1 months   Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                 Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay term allowed on a loan with an interest rate greater than 6% is 12 months.
                                                                                                                                                                                                                 Loan with an interest rate of 7.34000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $512,813.09
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $530,432.04 in the amount of
                                                                                                                                                                                                                 $17,618.95.
7279226225 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Per approval, Lender used an Index of 3.79%. The closest Index                                                                                     -
                                                                                                        Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM available in our look back period is 3.94%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Disclosure Compliant TestState Compliance - New York Prepayment PenaltyState Compliance -
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   New York Late Charge Percent TestingFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Test
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 06/XX/2006
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New
                                                                                                                                                                                                                 York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of
                                                                                                                                                                                                                 2%.[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:
                                                                                                                                                                                                                 Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.49000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $674,053.10 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $684,276.69 in the amount of
                                                                                                                                                                                                                 $10,223.59.
9296220930 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            value of 3.790% per the approval, however the lowest index value available in the look
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     back period is 3.94000%Federal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $420,978.73 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $434,766.46 in the amount of
                                                                                                                                                                                                                 $13,787.73.
7435702177 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    TILA SOL.Federal Compliance - The under disclosure appears to be due to the lender, per
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    approval document, using an index of 3.79% and the lowest index available in the look back
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   period is 4.11%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Compliance - Right of Rescission Timing - Note Date used as Transaction DateFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Closing TimingFederal Compliance - ARM Disclosure Compliant TestState Compliance - New
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 06/XX/2006   Jersey Prepayment PenaltyFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this   Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey
                                                                                                                                                                                                                 Prepayment Penalty: No prepayment penalties are permissible in the state of New
                                                                                                                                                                                                                 Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of Rescission Timing - Note
                                                                                                                                                                                                                 Date used as Transaction Date: Unable to conclusively determine date of consummation.
                                                                                                                                                                                                                 Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 7.43900% is underdisclosed from calculated APR of 7.70410% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $342,884.65 is underdisclosed from calculated Finance Charge of $357,349.94 in the amount of $14,465.29.
7697930692 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - The Approval indicates the Index used was 2.79%. The lowest
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the look-back period is 2.94%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,879.57 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $299,563.49 in the amount of
                                                                                                                                                                                                                 $9,683.92.
8905867457 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.Federal Compliance - Approval indicates the Index used was 3.660%. The closest
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Index available in the look-back period is 3.94%.Federal Compliance - Missing Initial Loan
                                                                                                        not on a                                                                                                 tests were run using an application date of 06/XX/2006 which is 1 months prior to     Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $281,256.93 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $298,939.16 in the amount of $17,682.23.
                                                                                                        clauses:: ___
5884553036 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Lender RefinanceFederal Compliance - Unable to locate reason for the under disclosure due
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    to missing the Itemization of amount financed; Lender may have used a different index; no
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         option to use other indexes.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - TIL APR Disclosure Prior to Closing TimingFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.17300% is  Test
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.57960% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $306,732.09 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $338,529.58 in the amount of $31,797.49.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8014340849 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Lender utilized an index of 3.66% and the lowest available determine compliance with timing requirements due to missing Initial Loan Application index in our look-back period is 3.94%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  TimingFederal Compliance - ARM Disclosure Timing TestState Compliance - Late charge of 5%
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      exceeds max per State of 2% (NY)Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $432,102.25 is underdisclosed from calculated Finance Charge of $458,814.20 in the amount of $26,711.95.
7683079990 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit value of 3.66% per the loan approval, however the lowest index value available in the score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  lookback period is 3.79%.Federal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  Disclosure Timing Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,200.65 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $242,984.96 in the amount of
                                                                                                                                                                                                                 $7,784.31.
6447322635 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        3.66% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      period is 3.79%.Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $667,038.25 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $683,577.03 in the amount of
                                                                                                                                                                                                                 $16,538.78.
7856277878 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Initial Loan Application Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2111632737 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - The Approval indicates the Index used was 3.66%. The lowest Index                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM available within the look-back period is 3.79%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] State Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.25000%.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 7.58800% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.98821% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,848.48
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $371,280.07 in the amount of
                                                                                                                                                                                                                 $16,431.59.
9634872088 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Per approval, Lender used an Index of 3.66%. The closest
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Index available in our look back period is 3.94%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TimingState Compliance - Maryland Prepayment Penalty TestFederal Compliance - Missing
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] State Compliance - Maryland Prepayment        Initial Loan Application Test
                                                                                                        contain the                                                                                              Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $5,300.00
                                                                                                        following                                                                                                exceeds the state maximum of 2 months interest calculated on 2/3 of the original
                                                                                                        clauses:: ___                                                                                            balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $381,378.30 is underdisclosed from calculated Finance Charge of $405,205.87 in the amount of $23,827.57.
3915144787 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 3.66%. The lowest
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the look-back period is 3.94%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - New York Prepayment PenaltyState Compliance - 5% late charge exceeds 2%
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  maximum per state NYFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        clauses:: ___                                                                                            Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.36000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $391,953.86 is underdisclosed from calculated Finance Charge of $416,268.30 in the amount of $24,314.44.
5912563792 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The Approval indicates the Index used was 3.66%. The only Index                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available within the look-back period is 3.79%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $333,668.01 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $344,911.33 in the amount of $11,243.32.
8673329408 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.66% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     3.94%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $593,663.11
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $638,193.22 in the amount of
                                                                                                        contain the                                                                                              $44,530.11.
                                                                                                        following
                                                                                                        clauses:: ___
9053697196 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - The Approval indicates the Index used was 3.66%. The lowest Index                                                                                  -
                                                                          Home Improvement              Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available within the look-back period is 3.79%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $558,359.67
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $577,620.86 in the amount of
                                                                                                        contain the                                                                                              $19,261.19.
                                                                                                        following
                                                                                                        clauses:: ___
8642229963 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Unable to                                                                                      -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   determine under disclosure due to missing itemization of amount financed.Federal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,149.53 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $358,147.03 in the amount of
                                                                                                                                                                                                                 $2,997.50.
6895208666 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - Under-disclosure due to lender utilizing an index value of
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       3.66% per approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - TIL APR Tolerance      3.94%Federal Compliance - Under-disclosure due to lender utilizing an index value of 3.66%
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.10300% is            per approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.35700% outside of 0.125% tolerance.[B]        3.94%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Disclosure Timing Test
                                                                                                                                                                                                                 Final TIL Finance Charge of $357,434.63 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $379,952.28 in the amount of $22,517.65.
9410422620 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.560% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 3.790%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   payment stream between Final TIL and actual TIL calculationFederal Compliance - CHARM
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 using an application date of 05/XX/2006 which is 1 months prior to consummation. A    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $292,096.26 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $309,416.28 in the amount of $17,320.02.
1919063641 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine the Under disclosure due to TIL itemization did                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   not disclose detailed fees in the amount as prepaid finance charges.Federal Compliance -
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $931,620.21 is underdisclosed from calculated Finance Charge of $932,203.13 in the amount of $582.92.
5329798736 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                       Tested     TR Tested
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure -  Missing Signature
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    on Affiliated Business Arrangement DisclosureClosing / Title - Missing Document: HUD-1
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Addendum not provided
                                                                                                                                                                                                                 using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1564848992 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Approval                                                                                       -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        indicates the Index used was 3.56%. The lowest Index available within the look-back period
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   is 3.79%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $543,438.85 is underdisclosed from calculated Finance Charge of $577,540.82 in the amount of $34,101.97.
3212798106 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      value of 3.56% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       period is 3.79%.Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        FNMA/FHLMC form                                                                                          Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  lender refiFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        and does not                                                                                             or worksheet indicating how the lender determined that the home loan is in the        Disclosure Status TestState Compliance - Massachusetts Prepayment PenaltyState Compliance
                                                                                                        contain the                                                                                              borrower's interest.[B] State Compliance - Massachusetts Prepayment Penalty:          - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                        following                                                                                                Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a        FileFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            partial prepayment.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $381,667.86 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $401,283.35 in the amount of $19,615.49.
8069914422 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.56% per the loan approval, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    period is 3.66%.Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance  Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in   Disclosure Timing Test
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 04/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $520,407.34 is underdisclosed from calculated Finance Charge of $526,237.38 in the amount of $5,830.04.
6956484593 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4845411352 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Underdisclosure is due to the lender utilizing an index value of 3.56% per
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   the loan approval, however the lowest index value available in the lookback period is provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  3.66%. Fee itemization is in line.Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     TimingFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance -
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  (Doc Error) Initial GFE not provided were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $329,585.16 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $336,806.66 in the amount of $7,221.50.
2070287588 XXXXXXXXXX XXXXXXXXXX NV    6/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Compliance - ARM Disclosure Timing TestFederal Compliance - Federal FACTA Disclosure
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:    Timing TestFederal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within  value of 3.560% per the approval, however the lowest index value available in the look
                                                                                                        not on a                                                                                                 a reasonably practicable time after using credit score.[B] Federal Compliance - Final back period is 3.79000%
                                                                                                        FNMA/FHLMC form                                                                                          TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        and does not                                                                                             $512,430.78 is underdisclosed from calculated Finance Charge of $544,765.45 in the
                                                                                                        contain the                                                                                              amount of $32,334.67.[B] Federal Compliance - Final TIL Not Provided to Borrower At
                                                                                                        following                                                                                                or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                        clauses:: ___                                                                                            borrower by closing.
7493392253 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The Approval indicates the Index used was 3.46%. The lowest Index                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 3.66%.Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Timing - Note Date used as Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $732,799.74 is underdisclosed from calculated Finance Charge of $768,122.99 in the amount of $35,323.25.
1900590300 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Underdisclosure is due to the lender utilizing an index value of                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.46% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 3.66%. Fee itemization is in line.Federal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment        Closing TimingState Compliance - Connecticut Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Missing Initial Loan Application Test
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $373,295.44 is underdisclosed from calculated Finance Charge of $388,421.87 in the amount of $15,126.43.
4090956275 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - The Approval indicates the Index used was 3.48%. The only
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Index available within the look-back period is 3.66%.Federal Compliance - TIL APR
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Compliance - ARM Disclosure Timing TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 6.54500% is underdisclosed from calculated APR of 6.86600% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $404,967.00 is underdisclosed from calculated Finance Charge of $431,839.16 in the amount of $26,872.16.
1005526512 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Per loan approval documents index was 3.46% and the lowest available                                                                               -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing index per look back is 3.66%. Additionally, lender TIL itemization indicates total lump
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       sum prepaid finance charges of $7,539. HUD reflects actual total prepaid finance charges
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application are $8,821.46. A finance charge under disclosure of -$1,282.46.Federal Compliance - CHARM
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        and does not                                                                                             date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $868,090.68 is underdisclosed from calculated Finance Charge of $915,571.91 in the amount of $47,481.23.
8352750770 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Underdisclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        value of 3.46% per the loan approval, however the lowest index value available in the
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     lookback period is 3.66%.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,093,702.09 is underdisclosed from calculated Finance Charge of $1,146,489.19 in the amount of $52,787.10.
3723163396 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Underdisclosure is due to the lender utilizing an index value lower                                                                                -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM than the lowest index value available in the lookback period of 3.66%. TIL itemization is
                                                                                                        Security                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     in line.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - CHARM
                                                                                                        FNMA/FHLMC form                                                                                          Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                        and does not                                                                                             borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         - ARM Disclosure Compliant TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        contain the                                                                                              Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TestFederal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        following                                                                                                reasonably practicable time after using credit score.[B] Federal Compliance - Missing ConsummationFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        clauses:: ___                                                                                            Initial Loan Application Test: No evidence of application date located in file.       equal to Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $343,075.57 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $350,533.86 in the amount of $7,458.29.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9410355653 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      TILA SOL.Federal Compliance - Approval indicates the Index used was 3.41%. The lowest
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Index available within the look-back period is 3.56%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          Compliance tests were run using an application date of 03/XX/2006 which is 1 months   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             prior to consummation. A lookback was performed to determine this application         Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $491,661.98 is underdisclosed from calculated Finance Charge of $502,375.49 in the amount of $10,713.51.
3731409760 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestState Compliance - Maryland Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Per approval, Lender used an Index of 3.46%. The closest Index available in our look back
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   is 3.66%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Maryland Prepayment Penalty: Maximum calculated prepay of $5,750.00 exceeds the state Days of Application maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $476,211.67 is underdisclosed from calculated Finance Charge of $501,203.75 in the amount of $24,992.08.
2997996718 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - Underdisclosure is due to the lender utilizing an index value of                                                                                   -
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          3.46% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      period is 3.66%. Additionally, lender TIL itemization indicates total lump sum prepaid
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   finance charges of $2,928.55. HUD reflects actual total prepaid finance charges are
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide $5,307. A finance charge under disclosure of -$2,378.45.State Compliance - Connecticut
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit Prepayment Penalty TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  Compliance - Federal FACTA Disclosure Timing TestClosing / Title - (Doc Error) TIL Error:
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Final TIL not signed by all required parties
                                                                                                                                                                                                                 date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $755,095.67 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $798,500.55 in the amount of
                                                                                                                                                                                                                 $43,404.88.
8740187048 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Underdisclosure is due to the lender utilizing an index value of                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.46% per the loan approval, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 3.56%. The fee itemization is in line.Federal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 02/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $528,971.91 is underdisclosed from calculated Finance Charge of $542,654.42 in the amount of $13,682.51.
1753602699 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Underdisclosure is due to the lender utilizing an index value of                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.46% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Final TIL Finance Charge Under           period is 3.56%. Final Til Itemization is in line.Federal Compliance - ARM Disclosure
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $572,097.34 is           Timing Test
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $587,208.80 in the amount of
                                                                                                                                                                                                                 $15,111.46.
7296474122 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Lender utilized an index of 3.46% and the lowest index determine compliance with timing requirements due to missing Initial Loan Application available in our look-back is 3.66%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Loan Application Test
                                                                                                                                                                                                                 date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,775.33 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $285,009.37 in the amount of
                                                                                                                                                                                                                 $12,234.04.
8407110194 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under-disclosure due to lender utilizing an index value of 3.46% per                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   approval, however the lowest index value available in the lookback period is 3.56%.Federal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Disclosure Prior to Closing TimingState Compliance - Maryland Prepayment Penalty
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] State Compliance - Maryland Prepayment
                                                                                                                                                                                                                 Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $6,876.18 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $433,565.43 is underdisclosed from calculated Finance Charge of $443,385.64 in the amount of $9,820.21.
2940673337 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        value of 3.360% per the approval, however the lowest index value available in the look
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     back period is 3.56000%Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,003.56
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $309,448.49 in the amount of
                                                                                                                                                                                                                 $10,444.93.
5757283097 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Unable to determine reason for fee portion of under disclosure as                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Itemization of Amount Financed provided does not break down prepaid finance charges.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Payment stream portion of under disclosure is due to lender utilizing and index of 3.36%
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    per the Approval when the closest available index within the look back period is
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   3.56%.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         ConsummationFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 after using credit score.[B] Federal Compliance - Missing Initial Loan Application    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $534,669.86 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $563,682.60 in the amount of $29,012.74.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
3254995539 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   value of 3.46% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   period is 3.66%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure York Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal  Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New
                                                                                                                                                                                                                 York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of
                                                                                                                                                                                                                 2%.[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:
                                                                                                                                                                                                                 Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.06000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $391,843.29 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $408,063.00 in the amount of
                                                                                                                                                                                                                 $16,219.71.
6652143956 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     TILA SOL.Federal Compliance - Under disclosure is due to lender utilizing an index of
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   3.360% (per Approval) when the closest available index within the look back period is within a reasonably practicable time after using credit score.[B] State Compliance -  3.460%.Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Illinois
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment  Prepayment PenaltyFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,892.79
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $144,918.99 in the amount of
                                                                                                                                                                                                                 $1,026.20.
4768359932 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - The Approval indicates the Index used was 3.36%. The lowest Index                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM available within the look-back period is 3.56%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Compliance - ARM Disclosure Compliant TestState Compliance - California Prepayment Penalty
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] State Compliance -           ARM TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B] Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $497,493.09 is underdisclosed from calculated Finance Charge of $523,861.23 in the amount of $26,368.14.
9749874276 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - The Approval indicates the Index used was 3.36%. The only Index                                                                                    -
                                                                                                        Title -                                                                                                  Penalty:  Interest rate increase may be invalid due to borrower not being permitted   available within the look-back period is 3.46%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Disclosure StatusState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                        Instrument is                                                                                            the interest rate, depending on the lender's license type.[B] Federal Compliance -    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Test
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 02/XX/2006
                                                                                                        following                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $481,446.10
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $492,872.87 in the amount of
                                                                                                                                                                                                                 $11,426.77.
3633583792 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   value of 3.36% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    period is 3.46%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Application Test
                                                                                                        contain the                                                                                              date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $331,107.48 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $338,471.79 in the amount of
                                                                                                                                                                                                                 $7,364.31.
5901245475 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to lender utilizing an index of 3.360% (per                                                                                -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Approval) when the closest available index within the look back period is 3.460%.Federal
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $697,236.49 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $715,182.98 in the amount of
                                                                                                                                                                                                                 $17,946.49.
8162550754 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - TILA
                                                                                                        Instrument is                                                                                            Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        not on a                                                                                                 TIL Finance Charge of $503,918.71 is underdisclosed from calculated Finance Charge of Compliance - Under disclosure is due to the lender utilizing an index value of 3.360% per
                                                                                                        FNMA/FHLMC form                                                                                          $527,680.62 in the amount of $23,761.91.[B] Federal Compliance - TILA Notice of Right the approval, however the lowest index value available in the look back period is 3.560%
                                                                                                        and does not                                                                                             to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                        contain the                                                                                              Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected
                                                                                                        following                                                                                                date(XXXXXXXXXXX).
                                                                                                        clauses:: ___
7341350004 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - The Approval indicates the Index used was 3.36%. The
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    lowest Index available within the look-back period is 3.46%.Federal Compliance - CHARM
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 using an application date of 02/XX/2006 which is 1 months prior to consummation. A    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $351,220.76 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $363,806.66 in the amount of $12,585.90.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2006.
2766469072 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application TestFederal Compliance - Unable to determine source of fee
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    related portion of under disclosure as Itemization of Amount Financed does not break down
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     prepaid finance charges.  Payment stream portion is due to lender utilizing an index of
                                                                                                                                                                                                                 using an application date of 04/XX/2006 which is 1 months prior to consummation. A    3.560% (per Approval) when the closest available index within the look back period is
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    3.79%.Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $493,049.10 is underdisclosed from calculated Finance Charge of $519,585.45 in the amount of $26,536.35.
5869228647 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       equal to Disbursement DateFederal Compliance - Unable to determine fee portion of under
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      disclosure as Itemization of Amount Financed provided does not break down prepaid finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $333,993.64 charges.  Fee portion of under disclosure is due to the lender utilizing an index value of
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $351,666.32 in the amount of      3.24% per the Approval, however the lowest index value available in the look-back period
                                                                                                        contain the                                                                                              $17,672.68.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date    is 3.46%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        following                                                                                                Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)  Disclosure Timing TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6960000708 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  2/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       3.24% per the approval,  however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      is 3.46%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Credit Score Disclosure within a reasonably practicable time after using credit       TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        contain the                                                                                              application date located in file.  Compliance tests were run using an application
                                                                                                        following                                                                                                date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        clauses:: ___                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $589,635.36 is underdisclosed from calculated Finance Charge of $624,416.98 in the amount of $34,781.62.
3004451953 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Maryland Prepayment Penalty TestFederal Compliance - Loan Approval                                                                                   -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        indicates Lender used index of 3.240%; however, closest available in the look back period
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:     is 3.460%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                                                                                                                                 Maryland Prepayment Penalty: Maximum calculated prepay of $5,975.00 exceeds the state Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 maximum of 2 months interest calculated on 2/3 of the original balance                Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $477,562.51 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $505,656.43 in the amount of $28,093.92.
5317322770 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - The index the lender used per approval is 3.24%, the closest
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       index available in the look back is 3.46%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,410.78
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $314,444.30 in the amount of
                                                                                                                                                                                                                 $16,033.52.
2688784605 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 2.70%. The lowest Index                                                                                      -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 2.78%.Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - CHARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $278,342.08 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $284,384.78 in the amount of $6,042.70.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4807758933 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Unable to determine fee portion of under disclosure as
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Itemization of Amount Financed provided does not break down prepaid finance charges.
                                                                                                                                                                                                                 Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum   Payment stream portion is due to lender utilizing an index of 2.70% (per approval) when
                                                                                                                                                                                                                 calculated prepay of $7,100.00 exceeds the state maximum of 2 months interest         the closest available index with the look back period is 2.80%.Federal Compliance - CHARM
                                                                                                                                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      Booklet Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestState
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Compliance - Maryland Prepayment Penalty Test
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $299,865.12 is underdisclosed from calculated Finance Charge of $311,320.67 in the amount of $11,455.55.
8834843551 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure is due to the lender utilizing an index of 2.610%    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           (per Approval), however the closest available index within the look back period is         (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    2.78%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM         procure.                  procure.
                                                                                                        Instrument is                                                                                            Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Disclosure Timing TestFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        not on a                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Affiliated Business Arrangement DisclosureFederal Compliance - Missing Final HUD-1:  HUD-1
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Not Signed or Stamped Used For Fee Testing
                                                                                                        and does not                                                                                             Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        contain the                                                                                              borrower.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        following                                                                                                Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain
                                                                                                        clauses:: ___                                                                                            signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $321,236.91 is underdisclosed from calculated Finance Charge of $367,441.10 in the amount of $46,204.19.
7466006788 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is payment stream related;  index used by lender was                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   2.610% (per approval), same index used for testing purposes.Federal Compliance - CHARM
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $745,996.71 is underdisclosed from calculated Finance Charge of $746,470.28 in the amount of $473.57.
1304861025 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine fee portion of under disclosure as Itemization of                                                                              -
                                                                          Home Improvement                                                                                                                       disclosure: ARM loan program disclosure not provided to the borrower at least three   Amount Financed provided does not break down prepaid finance charges.  Payment stream
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  portion is due to lender utilizing a index of 2.610% (per Approval), however the closest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   available index within the look back period is 2.700%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed  Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $429,374.58 is underdisclosed from calculated Finance Charge of $441,707.53 in the amount of $12,332.95.
8748323173 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        2.52% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      2.61%.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,541.03 is           ConsummationFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $413,577.24 in the amount of         equal to Disbursement DateFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 $7,036.21.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
2447852856 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Per approval, Lender used an Index of 2.39%. The closest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available in our look back is 2.61%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $216,228.08 is underdisclosed from calculated Finance Charge of $228,286.85 in the amount of $12,058.77.
5469695103 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - The Approval indicates the Index used was 2.28%. The
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    only Index available within the look-back period is 2.61%.Federal Compliance - TIL APR
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Within 3 Business Days of Application
                                                                                                        and does not                                                                                             using an application date of 04/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 5.79700% is underdisclosed from calculated APR of 6.12753% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $527,990.85 is underdisclosed from calculated Finance Charge of $573,613.71 in the amount of $45,622.86.
8250453983 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Timing TestFederal Compliance - Approval indicates the index rate used was 2.280%.  The    (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    closest index in our look-back period is 2.61%.Federal Compliance - TIL APR Tolerance      procure.                  procure.
                                                                                                        Instrument is                                                                                            Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Irregular TransactionFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                        and does not                                                                                             Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        contain the                                                                                              borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.13400%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 5.43382% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $324,564.58 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $465,351.73 in the amount of $140,787.15.
4411583078 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   2.28% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     2.52%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $452,807.79 is underdisclosed from calculated Finance Charge of $481,426.74 in the amount of $28,618.95.
8182978846 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TIL variance appears to be due to index used at origination of 2.163%                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   vs the index found in the look back of 2.33167%Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $589,742.47 is underdisclosed from calculated Finance Charge of $618,580.61 in the amount of $28,838.14.
4933119674 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - The under disclosure appears to be due to the lender using an index                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of 1.563% and the lowest index available in the look back period is 1.995%.Federal
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Compliance - ARM Disclosure Compliant TestFederal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 02/XX/2005
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.39300% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 5.81732% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $276,250.16 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $311,205.75 in the amount of $34,955.59.
8667045172 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Per approval the Index source used indicates the Index used
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   was 1.563%. The closest Index available in our look-back period is 1.6925%.Federal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        contain the                                                                                              date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed  Initial Loan Application Test
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $380,181.80 is underdisclosed from calculated Finance Charge of $393,801.11 in the amount of $13,619.31.
1839033050 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Home Improvement              Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM 1.355% per the approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     is 1.56333%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             - ARM Disclosure Compliant TestFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        and does not                                                                                             borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date        Less than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        following                                                                                                Date of 12/XX/2004 used as disbursement date for compliance testing.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,551.41
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $263,415.39 in the amount of
                                                                                                                                                                                                                 $14,863.98.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
9962238915 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   2.78% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.40%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,071.63 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $229,808.57 in the amount of
                                                                                                                                                                                                                 $10,736.94.
1913862922 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   value of 2.70% per the approval, however the lowest index value available in the lookback within a reasonably practicable time after using credit score.[B] Federal Compliance  period is 2.89%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance   Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Charge of $315,092.31 is underdisclosed from calculated Finance Charge of $329,937.68 in the amount of $14,845.37.
4605216955 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     value of 2.3900% per the approval, however the lowest index value available in the look
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            back period is 2.61000%Federal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - New Jersey Prepayment PenaltyFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2005 which is 1 months prior to     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State   Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $181,018.28 is underdisclosed from calculated Finance Charge of $191,251.68 in the amount of $10,233.40.
2473390695 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   2.70% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     2.89%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $527,217.09 is underdisclosed from calculated Finance Charge of $556,362.29 in the amount of $29,145.20.
8747055725 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Compliance - Under disclosure is due to the lender utilizing an index value of 2.610% per
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             the approval, however the lowest index value available in the lookback period is borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  2.78%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Disclosure Compliant TestFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement Disclosure to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,466.86
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $331,292.33 in the amount of
                                                                                                                                                                                                                 $14,825.47.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7813442489 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 2.332%. The lowest Index                                                                                     -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 2.65833%Federal Compliance - Approval indicates
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  the Index used was 2.332%. The lowest Index available within the look-back period is
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   2.65833%Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - CHARM
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        contain the                                                                                              date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed  TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.20700% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.53861% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $278,616.19 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $304,855.44 in the amount of $26,239.25.
8244641216 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - HELOC Fees Used For TestingFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final    ApplicationFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6948878595 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 7/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
9400112654 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        value of 2.78% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     period is 2.97%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] State Compliance ARM Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant TestState
                                                                                                                                                                                                                 - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A           Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 prepayment penalty is not permissible on a loan with an interest rate of greater than Application Test
                                                                                                                                                                                                                 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $236,443.15 is underdisclosed from calculated Finance Charge of $247,221.21 in the amount of $10,778.06.
7454235415 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Illinois Late Charge Percent TestingFederal Compliance - Federal FACTA                                                                               -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] State Compliance - Illinois Late Charge
                                                                                                                                                                                                                 Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
1475238127 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 2.70%.  The lowest Index                                                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 2.78%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] State
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $283,627.36 is underdisclosed from calculated Finance Charge of $289,874.09 in the amount of $6,246.73.
1740140716 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:     DateFederal Compliance - The Approval indicates the Index used was 2.52%. The lowest Index
                                                                                                        Instrument is                                                                                            Maryland Prepayment Penalty: Maximum calculated prepay of $6,380.00 exceeds the state available within the look-back period is 2.61%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX). Disclosure StatusState Compliance - Maryland Prepayment Penalty TestApplication /
                                                                                                        FNMA/FHLMC form                                                                                          Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                        and does not                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        contain the                                                                                              Final TIL Finance Charge of $438,087.20 is underdisclosed from calculated Finance
                                                                                                        following                                                                                                Charge of $449,184.97 in the amount of $11,097.77.[B] Federal Compliance - TILA
                                                                                                        clauses:: ___                                                                                            Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1676248363 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Approval indicates the Index used was 2.610%. The lowest Index                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     available within the look-back period is 2.78%.Federal Compliance - Missing Initial Loan date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,261.86 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $434,954.05 in the amount of
                                                                                                                                                                                                                 $19,692.19.
4270728430 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   2.1630% per the approval, however the lowest index value available in the look back period days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: is 2.49167%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 8.04400% is overdisclosed from calculated APR - ARM Disclosure Timing Test of 6.36927% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,009.59
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $219,245.10 in the amount of
                                                                                                                                                                                                                 $17,235.51.
9285623928 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2005  5/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     value of 2.390% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            period is 2.610%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Final TIL Finance  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,970.64
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $179,944.32 in the amount of
                                                                                                                                                                                                                 $7,973.68.
6548294971 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  5/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The Approval indicates the Index used was 2.163%. The only Index                                                                                   -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available within the look-back period is 2.49167%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Timing TestState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     PenaltyFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] State Compliance -
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 5.89900% is underdisclosed from calculated APR of 6.20751% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $185,898.39 is underdisclosed from calculated Finance Charge of $203,345.68 in the amount of $17,447.29.
4634437679 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - Under-disclosure due to lender utilizing an index value of
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       2.52% per approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          2.7%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit  Disclosure Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $265,353.52 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $277,270.47 in the amount of $11,916.95.
4017319708 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Lender used an Index of 2.52%. The closest                                                                                  -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Index available in our look back period is 2.7%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $265,069.11 is underdisclosed from calculated Finance Charge of $278,695.72 in the amount of $13,626.61.
3173224879 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 2.390% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 2.61000%Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Missing Initial Loan Application TestFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Compliance - New Jersey Prepayment PenaltyFederal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $506,347.67 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $536,842.98 in the amount of $30,495.31.
8962377489 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  8/XX/2005    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of practicable time after using credit score.[B] State Compliance - Illinois Late Charge TILA SOL.State Compliance - Late charge not allowed per state (IL) -max charge for IL is
                                                                                                                                                                                                                 Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds   5% - note states 6%Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 the state maximum of 5%.
8373903928 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     TILA SOL.Federal Compliance - Approval indicates the Index used was 2.52%. The lowest
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Index available within the look-back period is 2.7%Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 06/XX/2005 which is 0   Statement MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application  lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        following                                                                                                date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal FACTA Disclosure Timing Test
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $364,803.12 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $381,609.41 in the amount of $16,806.29.
6160772596 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    State Compliance - 5% late charge exceeds 2% maximum per state NYFederal Compliance -                                                                                   -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Under disclosure is due to the lender utilizing an index value of 2.61% per the loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  approval, however the lowest index value available in the lookback period is 2.97%.Federal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Closing TimingState Compliance - New York Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                 Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay term allowed on a loan with an interest rate greater than 6% is 12 months.
                                                                                                                                                                                                                 Loan with an interest rate of 6.59000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $501,379.16 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $512,107.10 in the amount of
                                                                                                                                                                                                                 $10,727.94.
2822018501 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Loan Approval indicates Index used was 2.163%; however,
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   closest Index available in the look back period is 2.49167%Federal Compliance - TIL APR
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment      Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an      PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.04500% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.32920% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $176,959.44 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $191,568.68 in the amount of $14,609.24.
8268107840 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     2.28% per the approval, however the lowest index value available in the lookback period is date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed  2.52%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,806.87 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $210,292.83 in the amount of
                                                                                                                                                                                                                 $13,485.96.
5479938814 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Transaction DateFederal Compliance - The Approval indicates the Index used was 2.492%. The
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not lowest Index available within the look-back period is 2.83250%Federal Compliance - TIL APR
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date        Arrangement DisclosureFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 08/XX/2005 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 6.39700% is underdisclosed from calculated APR of 6.72063% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $461,611.15 is underdisclosed from calculated Finance Charge of $505,573.29 in the amount of $43,962.14.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
7234810984 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
5476996581 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - ARM                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Compliance - Under disclosure is due to the lender utilizing an index value of 2.28% per
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   the approval, however the lowest index value available in the lookback period is
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     2.51%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Federal
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 04/XX/2005 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 5.85400% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.18114% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,853.15
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $326,118.56 in the amount of
                                                                                                                                                                                                                 $28,265.41.
9839981788 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   value of 2.28% per the approval, however the lowest index value available in the look back
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     period is 2.7%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   ARM Disclosure Timing TestState Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $383,665.31 is underdisclosed from calculated Finance Charge of $401,194.71 in the amount of $17,529.40.
1820136891 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5812023689 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - The index the lender used per approval is 2.28%, the closest
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   index available in the look back is 2.61%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Loan Application TestGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 using an application date of 04/XX/2005 which is 1 months prior to consummation. A    compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    or original loan amount, whichever applies.
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $297,009.22 is underdisclosed from calculated Finance Charge of $314,183.87 in the amount of $17,174.65.
6456975346 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   2.080% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 2.3900%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TimingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 4.95700% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 5.25532% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,467.35
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $263,287.52 in the amount of
                                                                                                                                                                                                                 $22,820.17.
8931663721 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Other                         Title -                                                                                                  Act: Final TIL Finance Charge of $344,869.37 is underdisclosed from calculated        Refinance (Third Circuit)Federal Compliance - Loan Approval indicates the index used was
                                                                                                        Security                                                                                                 Finance Charge of $354,257.77 in the amount of $9,388.40.[B] Federal Compliance -     2.28%.  The closest index available in our look-back period is 2.39%.
                                                                                                        Instrument is                                                                                            TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third
                                                                                                        not on a                                                                                                 Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the
                                                                                                        FNMA/FHLMC form                                                                                          proper Model Form for a refinancing by the same creditor. The H-8 form was used, the
                                                                                                        and does not                                                                                             H-9 form should have been used.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6309953062 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Lender used Index of 2.28%. The closest Index                                                                               -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in our look back period is 2.52%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        and does not                                                                                             Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        following                                                                                                In Lending Act: Final TIL Finance Charge of $411,228.83 is underdisclosed from
                                                                                                        clauses:: ___                                                                                            calculated Finance Charge of $439,912.30 in the amount of $28,683.47.
9899265045 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2005  2/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   1.99% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  2.08%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        clauses:: ___                                                                                            Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.82600% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 5.26021% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $366,727.69 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $411,827.60 in the amount of $45,099.91.
1717040196 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2005  1/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Illinois Prepayment PenaltyFederal Compliance - Loan Approval indicates                                                                              -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Index used was 1.563%; however, closest Index available in the look back period is provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois 1.6925%Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $332,930.76 is underdisclosed from calculated Finance Charge of $345,255.76 in the amount of $12,325.00.
2752282502 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 2.08% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    2.28%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Missing Initial Loan Application Test
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $426,638.59 is underdisclosed from calculated Finance Charge of $451,686.29 in the amount of $25,047.70.
2396278518 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Lender utilized an index of 1.563% and the lowest index available in                                                                               -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing our look-back is 1.83583%Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TransactionFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 5.24500% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 5.52519% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $474,329.85
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $512,703.83 in the amount of
                                                                                                                                                                                                                 $38,373.98.
5742123406 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - TIL APR                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 01/XX/2005 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 5.34900% is underdisclosed from calculated APR of 5.61952% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $181,529.80 is underdisclosed from calculated Finance Charge of $195,882.77 in the amount of $14,352.97.
5197662450 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1386548523 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
6430828362 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - The Approval indicates the Index used was 1.085%. The lowest Index                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available within the look-back period is 1.11833%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $300,292.96 is underdisclosed from calculated Finance Charge of $302,716.43 in the amount of $2,423.47.
5121310252 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   1.085% per the Approval, however the lowest index value available in the look-back period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 1.11833%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application Test of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $469,141.45 is underdisclosed from calculated Finance Charge of $473,357.87 in the amount of $4,216.42.
3888929025 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
5393219564 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under-disclosure due to the lender utilizing an index value of 1.083%                                                                   Tested     TR Tested
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   per the approval, however the lowest index value available within the look-back period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  1.118000%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application TestClosing / Title - Missing Document:
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  HUD-1 Addendum not provided date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $387,381.49 is underdisclosed from calculated Finance Charge of $391,489.34 in the amount of $4,107.85.
5146451941 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $241,811.07 is underdisclosed from calculated        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Finance Charge of $248,009.96 in the amount of $6,198.89.[B] Federal Compliance -     Business Days From Transaction DateFederal Compliance - Loan Approval indicates the index
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  used was  1.085%.  The closest index available in our look-back period is 1.16167%.
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
2343380969 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.
                                                                                                        clauses:: ___
7521831977 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  5/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3816200669 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 08/XX/2004
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.
1691227769 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Unable to determine under disclosure due to Itemization of Amount Financed
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   does not contain break down of the fees.
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,758.23 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $226,050.04 in the amount of
                                                                                                                                                                                                                 $291.81.
1703503460 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
5481403428 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - (State Covered Loan) New Jersey Covered Loan (Points and
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Fees)Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   of 1.85% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - (State Covered Loan) New Jersey       1.88%
                                                                                                                                                                                                                 Covered Loan (Points and Fees): New Jersey Covered Loan: Points and fees on subject loan of 4.57794 is in excess of the allowable maximum of 4% of the Total Loan Amount.
                                                                                                                                                                                                                 Points and fees of $10,347.85 on a Total Loan Amount of $XXXXXXXXXX vs an allowable total of $9,041.49.  Compliant Covered Loan.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $260,439.23 is underdisclosed from calculated Finance Charge of $262,682.08 in the amount of $2,242.85.
9517261184 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application
                                                                                                        FNMA/FHLMC form                                                                                          date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3530752387 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Approval indicates the Lender used an Index of 2.08%. The
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   closest Index available in our look back period is 2.28%.Federal Compliance - CHARM
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   - Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Timing Test
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $144,058.70 is underdisclosed from calculated Finance Charge of $147,883.94 in the amount of $3,825.24.
1630622429 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2004.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7493543206 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Financed does not contain break down of the fees.Federal Compliance - ARM Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliant TestState Compliance - (State Covered Loan) New Jersey Covered Loan (Points and
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2004 which is 1   Fees)Federal Compliance - Payoff Statement MissingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application Test date.[B] State Compliance - (State Covered Loan) New Jersey Covered Loan (Points and
                                                                                                                                                                                                                 Fees): New Jersey Covered Loan: Points and fees on subject loan of 4.74826 is in excess of the allowable maximum of 4% of the Total Loan Amount. Points and fees of
                                                                                                                                                                                                                 $8,785.00 on a Total Loan Amount of $XXXXXXXXXXX vs an allowable total of $7,400.60.
                                                                                                                                                                                                                 Compliant Covered Loan.[B] Federal Compliance - Payoff Statement Missing: Missing
                                                                                                                                                                                                                 Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $175,199.76 is underdisclosed from calculated Finance Charge of $175,605.10 in the amount of $405.34.
1475070215 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     of Payments, and Projected Payments) testing was not performed, however loan is outside of rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Days From Transaction DateState Compliance - PPP IS allowed per state IL, with APR under
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 03/XX/2004   8%Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2004.
6423525131 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2004  2/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
3991130988 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2004  1/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing Timing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
7153698278 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2004  1/XX/2004    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                               Home                                                                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3648433492 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
9600377240 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3241556974 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2004  12/XX/2003   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] State Compliance - Illinois Prepayment Penalty: Illinois      TILA SOL.State Compliance - Illinois Prepayment PenaltyFederal Compliance - ARM Disclosure
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of      Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4089181062 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2004  2/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ConsummationFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Connecticut Prepayment Penalty Test
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Connecticut Prepayment Penalty Test:
                                                                                                                                                                                                                 Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the
                                                                                                                                                                                                                 Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9431817434 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          [B] Closing /   Final 1003                   B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi                                                                                   -
                                                                          Other                         Title -         missing                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                        Security                                                                                                 TILA rescission form was used.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4179249178 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM ARM Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    TestState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan Consumer
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Caution and Home Ownership Counseling Notice Not ProvidedState Compliance - Michigan
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer    Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)Federal
                                                                                                        and does not                                                                                             Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        contain the                                                                                              least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        following                                                                                                an ARM.[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower     Test
                                                                                                        clauses:: ___                                                                                            Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.[B] State Compliance -
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan
                                                                                                                                                                                                                 Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 Notice not provided to borrower.[B] State Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                 Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:
                                                                                                                                                                                                                 List of HUD-approved credit counseling agencies not provided to borrower.[B] State
                                                                                                                                                                                                                 Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $5,296.00 exceeds the state maximum for first lien loans of 1%
                                                                                                                                                                                                                 of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5832813614 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2003 12/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    TILA SOL.State Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.
6204959802 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Ohio Alternate Prepayment Penalty SMLA TestFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] State Compliance - Ohio Alternate Prepayment
                                                                                                        contain the                                                                                              Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible
                                                                                                        following                                                                                                prepayment penalty which allows for a prepayment penalty on a refinance by the same
                                                                                                        clauses:: ___                                                                                            lender. (XXXXXXXXXXX)[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4972300162 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1405340836 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2004  12/XX/2003   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingState Compliance - California                                                                                -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 12/XX/2003 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2668173130 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6320888056 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2003 9/XX/2003    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     ARM Disclosure Timing Test
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - TILA Notice of Right
                                                                                                        FNMA/FHLMC form                                                                                          to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                        and does not                                                                                             Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected
                                                                                                        contain the                                                                                              date(XXXXXXXXXXX).
                                                                                                        following
                                                                                                        clauses:: ___
1517951938 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 10/XX/2003 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.
1293197514 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
8507400058 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application equal to Disbursement DateFederal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                        and does not                                                                                             date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                        following                                                                                                Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                        clauses:: ___                                                                                            Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2115284378 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2003 12/XX/2003   Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - California          SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business     (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] State Compliance -          Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal           procure.                  procure.
                                                                                                                                                                                                                 California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate Compliance - Missing Initial Loan Application TestFederal Compliance - Missing Final
                                                                                                                                                                                                                 increase may be invalid due to borrower not being permitted to prepay the loan        HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B] Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5355632242 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an      Test
                                                                                                                                                                                                                 interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5846149871 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4133187246 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 using an application date of 08/XX/2003 which is 1 months prior to consummation. A    Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  Application Test
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4222646210 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2003  8/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9840297701 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - TILA - Final TIL MissingFederal Compliance - Right of Rescission                                                                                   -
                                                                          Other                         Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                        FNMA/FHLMC form                                                                                          Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        and does not                                                                                             Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4795148185 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Connecticut Prepayment Penalty TestMiscellaneous Compliance - (Doc                                                                                   -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Error) Initial GFE not providedFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Connecticut Prepayment Penalty Test:  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the
                                                                                                                                                                                                                 Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3669782189 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: A    Compliance - ARM Disclosure Compliant TestState Compliance - Massachusetts law limits the
                                                                                                        FNMA/FHLMC form                                                                                          prepayment penalty is not permissible on a partial prepayment.[B] Federal Compliance  maximum amount of prepayment in connection with a loan to the lesser of3 months' interest
                                                                                                        and does not                                                                                             - Missing Initial Loan Application Test: No evidence of application date located in   or the balance of the first year's interest.Federal Compliance - (Missing Data) Unable to
                                                                                                        contain the                                                                                              file.  Compliance tests were run using an application date of 07/XX/2003 which is 1   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        following                                                                                                months prior to consummation. A lookback was performed to determine this application  Application Test
                                                                                                        clauses:: ___                                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2003.
1914877139 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6519745223 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2003  7/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    TILA SOL.State Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.
7940876480 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2004  11/XX/2003   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1628695221 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7052899441 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Initial Loan Application Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2205476245 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum      Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  calculated prepay of $2,460.16 exceeds the state maximum of 1% of the original        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum         TILA SOL.State Compliance - Ohio Prepayment Penalty
                                                                                                        Instrument is                                                                                            permitted by applicable law.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2345331861 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance         - Unable to determine fees under disclosure due to missing Itemization of amount
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In   financed.Loan Approval indicates Index used was 10.098%; however, closest Index available
                                                                                                        and does not                                                                                             Lending Act: Final TIL Finance Charge of $379,485.73 is underdisclosed from           in our look back period is 1.11833%Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                        contain the                                                                                              calculated Finance Charge of $380,987.80 in the amount of $1,502.07.[B] Federal
                                                                                                        following                                                                                                Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        clauses:: ___                                                                                            Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2004.
6840190737 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2003  4/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA                                                                                   -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1179433368 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -          [B] General                                  B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Appraisal                                                                                                disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - New Jersey Prepayment PenaltyFederal Compliance
                                                                                                        Requirements -                                                                                           (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Incorrect                                                                                                Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Appraisal Form                                                                                           Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        type: Appraisal                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        Form 2055                                                                                                of application date located in file.  Compliance tests were run using an application
                                                                                                        (Exterior Only)                                                                                          date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        used for                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                        incorrect                                                                                                Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in
                                                                                                        Subject                                                                                                  the state of New Jersey. Prepay language states prepay will not exceed maximum
                                                                                                        property type.:                                                                                          permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        -                                                                                                        Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4873432431 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                         Title -         payment of                                                                               disclosure: ARM loan program disclosure not provided to the borrower at least three   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        (Missing Doc)   $1162.11 does                                                                            (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                        Missing Note    not                                                                                      Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Addendum: Note  correspond                                                                               Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        P&I does not    with the loan                                                                            borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        match           amount, loan                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        calculated P&I: term and                                                                                 date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Note P&I of ___ interest rate                                                                            to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        does not match  on the loan.                                                                             Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Calculated P&I                                                                                           Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                        of ___[B]                                                                                                business days from transaction date of 07/XX/2003.
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2051688685 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2003  3/XX/2003    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
6072056669 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4745288634 XXXXXXXXXX XXXXXXXXXX UT    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Utah Late Charge Grace Period TestingFederal Compliance - FACTA                                                                                      -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - Utah Late Charge Disclosure Missing
                                                                                                        Security                                                                                                 Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the
                                                                                                        Instrument is                                                                                            state minimum of 10 days.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1434905550 XXXXXXXXXX XXXXXXXXXX OR    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestState Compliance - Oregon Prepayment Penalty Max PrepayFederal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TestFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                        and does not                                                                                             Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance         lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   of a contract sales price or original loan amount, whichever applies.
                                                                                                        following                                                                                                of application date located in file.  Compliance tests were run using an application
                                                                                                        clauses:: ___                                                                                            date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty
                                                                                                                                                                                                                 Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
3947152098 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - It appears a lower Index was used at origination than
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    the 6.75% Index available within the look-back period.Federal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $401,727.56 is underdisclosed from calculated Finance Charge of $418,977.19 in the amount of $17,249.63.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2005.
4205966853 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah Late
                                                                                                                                                                                                                 Charge: Note grace period of 7 days is less than the state minimum of 10 days.
5361864409 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA Disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Missing
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7396492932 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9718904234 XXXXXXXXXX XXXXXXXXXX NV    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 04/XX/2006 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9820702658 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     StatusFederal Compliance - ARM Disclosure Status TestState Compliance - Maryland Late
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          provide FACTA Credit Score Disclosure.[B] State Compliance - Maryland Late Charge
                                                                                                        and does not                                                                                             Grace Period Testing: Maryland Late Charge: Note grace period of 7 days is less than
                                                                                                        contain the                                                                                              the state minimum of 15 days.[B] Federal Compliance - Missing Initial Loan
                                                                                                        following                                                                                                Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        clauses:: ___                                                                                            were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7994247281 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4029890858 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)State
                                                                                                                                                                                                                 testing.[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                 Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage         (Counseling Requirement)State Compliance - Minnesota Residential Mortgage Originator and
                                                                                                                                                                                                                 Originator and Servicer Licensing Act Borrower's ability to repay not verified with   Servicer Licensing Act (Ability to Repay not Verified)Federal Compliance - RESPA
                                                                                                                                                                                                                 reliable documentation.[B] State Compliance - Minnesota Residential Mortgage          Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage"     Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.[B] State Compliance - (State HPML)
                                                                                                                                                                                                                 Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on
                                                                                                                                                                                                                 subject loan of 9.20180% or Final Disclosure APR of 9.53000% is in excess of allowable threshold of USTreasury 5.0000% + 3%, or 8.00000%.  Compliant Subprime
                                                                                                                                                                                                                 Loan.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
3541664337 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Under disclosure due to the required rounding factor
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   of 0.125% on the note, when the note rate is 8.47%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $293,251.56 is underdisclosed from calculated Finance Charge of $294,313.53 in the amount of $1,061.97.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2005.
6832766556 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
1636364155 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1328489676 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        contain the                                                                                              file.  Compliance tests were run using an application date of 02/XX/2006 which is 1
                                                                                                        following                                                                                                months prior to consummation. A lookback was performed to determine this application
                                                                                                        clauses:: ___                                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4976214519 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.
5284069678 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Final TIL not signed by
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    all required partiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005    Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2005 which is 1 months   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2005.
7857267493 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
3594863212 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 07/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
7165183379 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
4699535074 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - CHARM                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $504,039.61 is underdisclosed from calculated Finance Charge of $504,078.33 in the amount of $38.72.
8364589448 XXXXXXXXXX XXXXXXXXXX MI    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - Michigan         Timing)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice
                                                                                                        Security                                                                                                 Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided     Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                        Instrument is                                                                                            Timely): Unable to determine compliance with timing requirements due to missing       Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Initial Loan Application Date.[B] State Compliance - Michigan Consumer Caution and    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             with timing requirements due to missing Initial Loan Application Date.[B] State       FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List
                                                                                                        following                                                                                                Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit
                                                                                                        clauses:: ___                                                                                            counseling agencies not provided to borrower at the time of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4281548931 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 02/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
3482622340 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2006.
1111832395 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance -
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 01/XX/2008 which is 1 months   FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                        and does not                                                                                             and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                        contain the                                                                                              Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                        following                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3575310809 XXXXXXXXXX XXXXXXXXXX ID    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Idaho Prepayment PenaltyState Compliance - Idaho Residential Mortgage Practices Act (Rate
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Lock Agreement Not Provided Timely)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance - Idaho   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment
                                                                                                                                                                                                                 Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2007.
9056654312 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Georgia Home Loan (Arbitration Clause)Federal
                                                                                                        Security                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an  TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 unfair or oppressive arbitration clause.[B] Federal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        and does not                                                                                             were run using an application date of 03/XX/2005 which is 1 months prior to
                                                                                                        contain the                                                                                              consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        following                                                                                                Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine
                                                                                                        clauses:: ___                                                                                            if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
8295159227 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance         Disclosure Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
1754825834 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Payoff Statement                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
4746428090 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7840046624 XXXXXXXXXX XXXXXXXXXX OR    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Oregon Prepayment Penalty Max PrepayFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 02/XX/2008 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
5556321674 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Lender)State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not
                                                                                                        and does not                                                                                             using an application date of 01/XX/2008 which is 1 months prior to consummation. A    Verified)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - Ohio Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        following                                                                                                Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        clauses:: ___                                                                                            Practices Act:  Borrower's ability to repay not verified with reliable                Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 documentation.[B] State Compliance - Ohio Consumer Sales Practices Act                not provided
                                                                                                                                                                                                                 (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                                                                                                                                 by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                 Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
3175223130 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing Data)                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Unable to determine if loan is a same lender refiFederal Compliance - FACTA Disclosure
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Missing
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                        FNMA/FHLMC form                                                                                          Original Lender was not able to be determined. Unable to determine if correct TILA
                                                                                                        and does not                                                                                             rescission form was used.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2272380202 XXXXXXXXXX XXXXXXXXXX MS    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4938207910 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
5175251730 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestState Compliance - South Carolina CHL Complaint Agency
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - South
                                                                                                                                                                                                                 Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.
9392983558 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disclosure StatusFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance         Compliance - Disbursement Date MissingClosing / Title - (Doc Error) TIL Error: Borrower
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     signature not dated.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.
5353823805 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - CHARM Booklet                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disclosure StatusFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 10/XX/2005
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio
                                                                                                        following                                                                                                Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)
                                                                                                        clauses:: ___                                                                                            Prepay language states prepay will not exceed maximum permitted by applicable law.
5688338470 XXXXXXXXXX XXXXXXXXXX WI    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Security                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 09/XX/2005.
                                                                                                        following
                                                                                                        clauses:: ___
1597789814 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2004 9/XX/2004    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - The TIL payment streams disclosed do not match the actual terms of                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        the note. The TIL indicates the loan was disclosed as a fixed rate loan for 300 months,
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          however the note terms reflect that it actually was a 3/6 ARM.Federal Compliance - TILA
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance         Compliance - CHARM Booklet Disclosure StatusState Compliance - Massachusetts Prepayment
                                                                                                                                                                                                                 testing.[B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts        PenaltyFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Prepayment Penalty: A prepayment penalty is not permissible on a partial              refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 prepayment.[B] Federal Compliance - Missing Initial Loan Application Test: No         Disbursement Date MissingMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $197,228.12 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $197,342.26 in the amount of $114.14.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2004.
5861859824 XXXXXXXXXX XXXXXXXXXX NV    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - Final TIL                                                                                             -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   EstimatedFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Security                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
2650508834 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2450923012 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                 DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4089773893 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.
9903955708 XXXXXXXXXX XXXXXXXXXX OK    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        clauses:: ___                                                                                            determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
2418504064 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                        Security                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $13,821.60,   California Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            which exceeds max allowable. Prepay may be impermissible depending on the lender's    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 license type.  Prepay language states prepay will not exceed maximum permitted by     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          applicable law.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        contain the                                                                                              provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                        following                                                                                                Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        clauses:: ___                                                                                            Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
6203809730 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                        Security                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                        contain the                                                                                              Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        following                                                                                                impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                        clauses:: ___                                                                                            Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
2671530219 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
8331315964 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Not Provided Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance         to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
1232030525 XXXXXXXXXX XXXXXXXXXX ID    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       State Compliance - Idaho Prepayment PenaltyFederal Compliance - Disbursement Date                                                                                       -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Timing TestState Compliance - Idaho Residential Mortgage
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Practices Act (Rate Lock Agreement Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing.[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock
                                                                                                                                                                                                                 Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float
                                                                                                                                                                                                                 Disclosure not provided to borrower.[B] State Compliance - Idaho Prepayment Penalty:
                                                                                                                                                                                                                 Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
7984896955 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
2720260428 XXXXXXXXXX XXXXXXXXXX NV    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Transaction DateFederal Compliance - Under disclosure is due to lender using a index that
                                                                                                        not on a                                                                                                 Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance         is not available in the look back periodFederal Compliance - Right of Rescission Timing -
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  - Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        contain the                                                                                              date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $230,349.11 is underdisclosed from calculated Finance Charge of $230,820.25 in the amount of $471.14.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2004.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8671595636 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - The TIL Itemization did not disclose an attorney closing fee of $175                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     as a prepaid finance charge.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - ARM Disclosure Status TestState Compliance - South Carolina CHL Complaint
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Agency Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan   Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  Missing were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,649.06 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $248,828.27 in the amount of
                                                                                                                                                                                                                 $179.21.
6139250547 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2965157171 XXXXXXXXXX XXXXXXXXXX NM    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Data) Last Rate Set Date
                                                                                                                                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
1006375963 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1559082186 XXXXXXXXXX XXXXXXXXXX OR    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - (Missing Data) Unable to determine if loan
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    is a same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        following                                                                                                Compliance tests were run using an application date of 06/XX/2006 which is 1 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.
9888056531 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
2337726393 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - CHARM Booklet                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disclosure StatusFederal Compliance - Disbursement Date Missing
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        and does not                                                                                             Act: Notice of Right to Cancel was not provided.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6337838549 XXXXXXXXXX XXXXXXXXXX MO    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
5449190341 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  contract sales price or original loan amount, whichever applies.Federal Compliance - Final
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - TILA Rescission
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing Initial Loan Application Test date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4974859710 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
8666811683 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not                                                                                   -
                                                                          Debt Consolidation                                                                                                                     variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      of Rights Disclosure Not Provided Timely)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance -         Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   CHARM Booklet Disclosure Prior to Closing TimingState Compliance - Michigan Consumer
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement Mortgage Protection Act (Counseling Agencies List)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] State     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] State Compliance -
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2007.
5855293010 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)General Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   contract sales price or original loan amount, whichever applies.Federal Compliance - TILA
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - TIL Itemization did not disclose a Recording Service Fee of $60 as a prepaid
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         finance charge.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $511,881.52 is underdisclosed from calculated Finance Charge of $511,956.86 in the amount of $75.34.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
2276507771 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4199243102 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TIL payment stream disclosed 480 fixed payments of $1902.77 and                                                                                    -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Actual Calculated payment stream reflects 36 payments of $1902.79, 443 payments of
                                                                                                        (Missing Doc)   note of                                                                                  information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       $1903.89 and 1 payment of $1911.04.Federal Compliance - TILA Rescission - Disbursement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               determine compliance with timing requirements due to missing Initial Loan Application Date Less than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet
                                                                                                        Addendum: Note  does not                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                        P&I does not    correspond                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        match           with the loan                                                                            07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        calculated P&I: amount, loan                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ term, and                                                                                file.  Compliance tests were run using an application date of 06/XX/2006 which is 1
                                                                                                        does not match  interest rate                                                                            months prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I  on the loan.                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $605,328.92 is underdisclosed from calculated Finance Charge of $605,834.07 in the amount of $505.15.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.
4099495368 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Maryland Late                                                                                    -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Maryland Late Charge Grace Period     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Testing: Maryland Late Charge: Note grace period of 7 days is less than the state     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 minimum of 15 days.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4594371865 XXXXXXXXXX XXXXXXXXXX IN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
5857823305 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
7490825264 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        (Missing Doc)   note of                                                                                  provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note  does not                                                                                 Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                        match           with the loan                                                                            Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Note P&I of ___ term, and                                                                                file.  Compliance tests were run using an application date of 03/XX/2007 which is 1
                                                                                                        does not match  interest rate                                                                            months prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I  on the loan                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
8684600008 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.
2097163525 XXXXXXXXXX XXXXXXXXXX AL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7241937597 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ohio Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 05/XX/2007 which is 1 months   Business Arrangement DisclosureState Compliance - Ohio Consumer Sales Practices Act (No
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application         Documentation of Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales
                                                                                                        and does not                                                                                             Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not        Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                        contain the                                                                                              verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales       Retained by Lender)State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                        following                                                                                                Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document  not Verified)Federal Compliance - Missing Initial Loan Application TestFederal Compliance
                                                                                                        clauses:: ___                                                                                            Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of        - FACTA Disclosure Missing
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $5,194.21 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8677482844 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
8625872327 XXXXXXXXXX XXXXXXXXXX OR    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Oregon Prepayment Penalty Loan AgreementFederal Compliance -                                                                                         -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date MissingFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - Oregon Prepayment Penalty
                                                                                                        clauses:: ___                                                                                            Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
5470316799 XXXXXXXXXX XXXXXXXXXX LA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 using an application date of 12/XX/2007 which is 1 months prior to consummation. A    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6583067594 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - Under disclosure due to the required rounding factor
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   of 0.125% on the Note.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - ARM Disclosure Compliant TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $251,812.97 is underdisclosed from calculated Finance Charge of $251,945.07 in the amount of $132.10.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2004.
2698523188 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
7910939082 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 11/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
3440959809 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2008.
6152842595 XXXXXXXXXX XXXXXXXXXX AL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
9805789682 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match                                                                                                    using an application date of 10/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___                                                                                          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I                                                                                           provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___[B]                                                                                                (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Closing / Title                                                                                          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        - Security                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        Instrument is                                                                                            11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        not on a                                                                                                 11/XX/2006.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9698624361 XXXXXXXXXX XXXXXXXXXX LA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
4070650256 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2008.
5831121222 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TIL Payment Stream indicated 360 fixed payments of $4260 and Actual                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Calculated Payment Stream reflects 36 payments of $4260.04, 323 payments of $4263.97 and 1
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          payment of $4266.54.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance         StatusFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $947,198.03 is underdisclosed from calculated Finance Charge of $948,488.32 in the amount of $1,290.29.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
7988354650 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance         Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
1953822245 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6895477490 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2007.
1017643667 XXXXXXXXXX XXXXXXXXXX TN    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     ARM Disclosure Timing TestFederal Compliance - Disbursement Date MissingFederal Compliance
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       - FACTA Disclosure Missing
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2005.
3497162110 XXXXXXXXXX XXXXXXXXXX MN    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7231775287 XXXXXXXXXX XXXXXXXXXX OR    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Oregon Prepayment                                                                                -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Penalty Max PrepayFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - TILA
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty
                                                                                                                                                                                                                 Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
8553249165 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Application Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3059356908 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
9338863878 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance         Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2004.
2193848747 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
8410880138 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - Disclosed payment on Note of $1861 does not correspond with
                                                                                                        Missing Note                                                                                             Compliance tests were run using an application date of 02/XX/2005 which is 1 months   the loan amount, loan term, and interest rate on the loan.Federal Compliance - Missing
                                                                                                        Addendum: Note                                                                                           prior to consummation. A lookback was performed to determine this application         Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        P&I does not                                                                                             date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        match                                                                                                    Lending Act: Final TIL Finance Charge of $401,264.06 is underdisclosed from
                                                                                                        calculated P&I:                                                                                          calculated Finance Charge of $401,824.08 in the amount of $560.02.
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2825712213 XXXXXXXXXX XXXXXXXXXX TN    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1856374401 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Data) Last Rate Set Date
                                                                                                        Security                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                        not on a                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                        FNMA/FHLMC form                                                                                          Scenario between Creditor Application Date and Transaction Date used to determine
                                                                                                        and does not                                                                                             rate used for testing.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2331844656 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   amount, whichever applies.Federal Compliance - TILA - Final TIL MissingFederal Compliance
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        DateFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     TestState Compliance - Oregon Prepayment Penalty Max PrepayFederal Compliance - RESPA
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2005 which is 1 months   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1955917501 XXXXXXXXXX XXXXXXXXXX MI    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     ConsummationFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        not on a                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        FNMA/FHLMC form                                                                                          missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        than 3 Business Days From Transaction DateState Compliance - Michigan Consumer Mortgage
                                                                                                        and does not                                                                                             Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer Caution and
                                                                                                        contain the                                                                                              Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided   Home Ownership Counseling Notice Not ProvidedState Compliance - Michigan Consumer Mortgage
                                                                                                        following                                                                                                to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act          Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance
                                                                                                        clauses:: ___                                                                                            (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of       - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal          Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2007.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9692137229 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Benefit Analysis)Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Transaction DateState Compliance - Ohio Prepayment PenaltyState Compliance - Ohio Consumer
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio Consumer
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                        and does not                                                                                             using an application date of 01/XX/2007 which is 0 months prior to consummation. A    Not Retained by Lender)State Compliance - Ohio Consumer Sales Practices Act (Ability to
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - Ohio Repay not Verified)Federal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        following                                                                                                Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales     FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            Practices Act:  Borrower's ability to repay not verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                                                                                                                                 by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                 Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $4,372.24 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2007.
5292682010 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Missing
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6236229605 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.State Compliance - Virginia Prepayment PenaltyFederal Compliance - TILA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Missing
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $3,923.65 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $2,615.77. Prepay language states prepay will not exceed maximum permitted by applicable law.
5305531231 XXXXXXXXXX XXXXXXXXXX OR    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateState Compliance - Oregon Prepayment Penalty Max PrepayFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or
                                                                                                                                                                                                                 Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
1017338435 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
1693925553 XXXXXXXXXX XXXXXXXXXX WI    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
6039686263 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2006.
1939678228 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Transaction DateState Compliance - Connecticut Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement Missing date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2007.
3040020820 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
2376987123 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
4093261809 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateState Compliance - Ohio
                                                                                                        Security                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)State
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Mortgage Loan Information Document Not Retained by Lender)Federal Compliance - RESPA
                                                                                                        and does not                                                                                             using an application date of 03/XX/2007 which is 1 months prior to consummation. A    Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - Ohio Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan        Missing
                                                                                                        clauses:: ___                                                                                            Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                 Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure
                                                                                                                                                                                                                 Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices
                                                                                                                                                                                                                 Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
9480427829 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      TILA SOL.State Compliance - Connecticut Prepayment Penalty TestFederal Compliance - RESPA
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3784917034 XXXXXXXXXX XXXXXXXXXX IA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Iowa Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not         Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 permitted per state law.  Prepay language states prepay will not exceed maximum       Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.
9259919679 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 of 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
7246476865 XXXXXXXXXX XXXXXXXXXX MS    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
9997147513 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                        Security                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.[B] State
                                                                                                                                                                                                                 Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
7761053725 XXXXXXXXXX XXXXXXXXXX KY    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL Itemization did not include a Recording Service
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Fee of $50 in prepaid finance charges.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2008 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $278,766.48 is underdisclosed from calculated Finance Charge of $278,816.45 in the amount of $49.97.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
4917550722 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
8134954653 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%General                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        (Missing Doc)                                                                                            02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     From Transaction DateFederal Compliance - Unable to determine under disclosure due to
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     missing Itemization of Amount Financed.State Compliance - South Carolina Home Loan
                                                                                                        match                                                                                                    using an application date of 01/XX/2008 which is 1 months prior to consummation. A    (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Note P&I of ___                                                                                          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        does not match                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Calculated P&I                                                                                           provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                 South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                 0.125%: Truth In Lending Act:  Final TIL APR of 9.51000% is underdisclosed from calculated APR of 9.80183% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $240,286.26 is underdisclosed from calculated Finance Charge of $249,790.32 in the amount of $9,504.06.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
8686338044 XXXXXXXXXX XXXXXXXXXX WI    8/XX/2004  7/XX/2004    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Missing Initial Loan Application No FeesFederal Compliance - Notice   SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right of       (2020-02-25): Unable to   (2020-02-25): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Rescission Timing - Receipt Date MissingFederal Compliance - Disbursement Date             procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for     Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5295862100 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Connecticut Prepayment Penalty Test:  Connecticut Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
6104869354 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  0.125%Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance         From Transaction DateFederal Compliance - TIL payment Stream calculation reflects 480
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   monthly fixed payments of $1143 and Actual Calculated Payment Stream indicates 36 monthly of application date located in file.  Compliance tests were run using an application  payments of $1143.02, 204 payments of 1270.05, 239 payments of $1255.35 and 1 payment of date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  $1266.43.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL APR of 7.36000% is underdisclosed from calculated APR of 8.17368% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $372,249.52 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $400,481.78 in the amount of
                                                                                                                                                                                                                 $28,232.26.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
4817865857 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4129478190 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.
4162435687 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - 7 day grace period is less than 15 day minimum per state (MD).Federal                                                                                -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - Maryland Late    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Charge Grace Period Testing: Maryland Late Charge: Note grace period of 7 days is     Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 less than the state minimum of 15 days.[B] Federal Compliance - Missing Initial Loan  Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5583346010 XXXXXXXXXX XXXXXXXXXX TN    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Loan Application Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5224949806 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days From Transaction DateState Compliance - Virginia Tangible Net Benefit
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestState Compliance - Virginia Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                                                                                                                                 using an application date of 02/XX/2006 which is 1 months prior to consummation. A    Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] State
                                                                                                                                                                                                                 Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $14,628.93 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $9,752.63. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] State Compliance - Virginia
                                                                                                                                                                                                                 Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to
                                                                                                                                                                                                                 determine if mortgage loan was refinanced within the past twelve (XXXXXXXXXXX) months without a tangible net benefit to the borrower due to missing prior loan information.
4671924970 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Status TestFederal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        not on a                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Prior or equal to Disbursement DateFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan   Test
                                                                                                        and does not                                                                                             Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        contain the                                                                                              were run using an application date of 11/XX/2006 which is 1 months prior to
                                                                                                        following                                                                                                consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2077316838 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
9190752439 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.                                        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                                                                                                       TILA SOL.Federal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4643999068 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6707196052 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1317526888 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
7403368310 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.
4788913572 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
7587466433 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
6288099258 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
6562187641 XXXXXXXXXX XXXXXXXXXX TN    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7776701674 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - Final TIL EstimatedFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006    Initial GFE not provided
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
4674927774 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                        Security                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  applies.
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                        contain the                                                                                              Type. If property type is other than single family residence, state and federal
                                                                                                        following                                                                                                testing may be impacted.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        clauses:: ___                                                                                            Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
9948362980 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio CSPA Tangible Net Benefit TestState Compliance -
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Document Not Retained by Lender)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  (Ability to Repay not Verified)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        and does not                                                                                             date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales       Missing
                                                                                                        clauses:: ___                                                                                            Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer
                                                                                                                                                                                                                 Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
1871040075 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6624425512 XXXXXXXXXX XXXXXXXXXX KS    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5112272775 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        (Missing Doc)                                                                                            08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        match                                                                                                    using an application date of 07/XX/2005 which is 1 months prior to consummation. A
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___                                                                                          TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        does not match                                                                                           Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to
                                                                                                        Calculated P&I                                                                                           three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4155698714 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.
1143817720 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed TILA SOL.State Compliance - Ohio Prepayment PenaltyState Compliance - Ohio Consumer Sales
                                                                                                        Instrument is                                                                                            by borrower(XXXXXXXXXXX).[B] State Compliance - Ohio Consumer Sales Practices Act     Practices Act (No Documentation of Tangible Net Benefit Analysis)State Compliance - Ohio
                                                                                                        not on a                                                                                                 (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not    Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                        FNMA/FHLMC form                                                                                          contain evidence that analysis of borrower's ability to repay was performed based on  Consumer Sales Practices Act (Ability to Repay not Verified)State Compliance - Ohio
                                                                                                        and does not                                                                                             verified income, obligations, assets, and/or employment.[B] State Compliance - Ohio   Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                        contain the                                                                                              Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales   Document Not Signed)
                                                                                                        following                                                                                                Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                        clauses:: ___                                                                                            Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                 Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $5,512.23 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
6875115363 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Security                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 07/XX/2006.
                                                                                                        following
                                                                                                        clauses:: ___
6311019293 XXXXXXXXXX XXXXXXXXXX WI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             using an application date of 09/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4201674834 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 07/XX/2006 which is 1 months   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application         Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
6214920410 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
9554787197 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2007 which is 1 months   (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2555376489 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Missing
                                                                                                        contain the                                                                                              file.  Compliance tests were run using an application date of 12/XX/2006 which is 0
                                                                                                        following                                                                                                months prior to consummation. A lookback was performed to determine this application
                                                                                                        clauses:: ___                                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3994866887 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.
8046925104 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2006  8/XX/2006    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - Unable to determine
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
1265975230 XXXXXXXXXX XXXXXXXXXX WI    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Wisconsin Prepayment PenaltyFederal Compliance -
                                                                                                        Security                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 11/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] State
                                                                                                                                                                                                                 Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $5,996.03, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
9552437843 XXXXXXXXXX XXXXXXXXXX LA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestState Compliance - Louisiana Late Charge Grace Period
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Louisiana Late Charge Grace Period
                                                                                                                                                                                                                 Testing: Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
7091548988 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Notice Not ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Michigan Consumer Mortgage Protection  Bill of Rights Disclosure Not Provided)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.[B]      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                 Ownership Counseling Notice not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                 Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2006.
2816794123 XXXXXXXXXX XXXXXXXXXX WI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
4787633383 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2006.
4482641508 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2005.
3475833676 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Status
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
9510915634 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Virginia Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                   -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2007 which is 1 months   FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $5,004.51 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $3,336.34. Prepay language states prepay will not exceed maximum permitted by applicable law.
6186942408 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Prepayment PenaltyState Compliance - Ohio Consumer
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)State Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Document Not Retained by Lender)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - Ohio Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan        DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:      Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure
                                                                                                                                                                                                                 Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices
                                                                                                                                                                                                                 Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $5,249.40 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2007.
9310154624 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA - Incorrect Right                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)Federal Compliance
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       DateFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                 Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
3753122652 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Analysis)State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Provided)State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  of Home Mortgage Loan Information Document Not Retained by Lender)State Compliance - Ohio
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Consumer Sales Practices Act (Ability to Repay not Verified)Federal Compliance - RESPA
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2007.
4539615771 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Type Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of months prior to consummation. A lookback was performed to determine this application  appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2008.
7118570131 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - TILA -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7,
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application 8, 9, 10 or DC)Federal Compliance - Final TIL Finance Charge Under DisclosedFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA
                                                                                                                                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $439,007.77 is underdisclosed from calculated Finance Charge of $452,708.60 in the amount of $13,700.83.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.[B] Federal Compliance - TILA - Incorrect Right
                                                                                                                                                                                                                 To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                 DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
6001275745 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
3837111852 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
1529977066 XXXXXXXXXX XXXXXXXXXX NE    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                        FNMA/FHLMC form                                                                                          provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL Finance
                                                                                                        and does not                                                                                             Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,075.90
                                                                                                        contain the                                                                                              is underdisclosed from calculated Finance Charge of $355,152.66 in the amount of
                                                                                                        following                                                                                                $76.76.
                                                                                                        clauses:: ___
1607524775 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - ARM Disclosure Compliant TestFederal Compliance -
                                                                                                        Security                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        not on a                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Affiliated Business Arrangement DisclosureFederal Compliance - Payoff Statement
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             using an application date of 04/XX/2008 which is 1 months prior to consummation. A    Disbursement Date Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a
                                                                                                        clauses:: ___                                                                                            prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
2838026814 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A    Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
6646754269 XXXXXXXXXX XXXXXXXXXX MN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Minnesota Residential Originator and Servicer Licensing
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       principal balance of the loan.State Compliance - Minnesota Residential Mortgage Originator
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Minnesota Residential Mortgage         and Servicer Licensing Act (Impermissible Prepayment Penalty)Federal Compliance - RESPA
                                                                                                                                                                                                                 Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Residential Originator and Servicer Licensing Act: Mortgage loan contains an          Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 impermissible prepayment penalty exceeding 60 days interest on the unpaid principal   Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 balance.[B] State Compliance - Minnesota Residential Originator and Servicer          Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding   Disclosure Missing
                                                                                                                                                                                                                 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and
                                                                                                                                                                                                                 Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2007.
5213657385 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date  Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 02/XX/2006.
                                                                                                        following
                                                                                                        clauses:: ___
4196108083 XXXXXXXXXX XXXXXXXXXX TN    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingState Compliance - Tennessee Prepayment                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Penalty TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                 contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.
9043759514 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                        Security                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Lender)State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not
                                                                                                        and does not                                                                                             using an application date of 08/XX/2007 which is 1 months prior to consummation. A    Verified)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - Ohio Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        following                                                                                                Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        clauses:: ___                                                                                            Practices Act:  Borrower's ability to repay not verified with reliable                Compliance - FACTA Disclosure MissingClosing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                 documentation.[B] State Compliance - Ohio Consumer Sales Practices Act                not signed by all required parties
                                                                                                                                                                                                                 (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                                                                                                                                 by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                 Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
6764808997 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2006 which is 1 months   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4177960656 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Disclosed payment of $2984.33 does not correspond with the to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  loan amount, loan term and interest rate on the loan.Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $678,782.83 is     Loan Application Test
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $692,371.40 in the amount of
                                                                                                                                                                                                                 $13,588.57.
9901275722 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disclosure MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - Index used by Lender not provided.
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  The lowest index available in the look back period is 5.75%.Federal Compliance - CHARM
                                                                                                        not on a                                                                                                 Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance         Booklet Disclosure StatusState Compliance - Ohio Standard Prepayment Penalty SMLAFederal
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 05/XX/2005 which is 0
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $602,689.52 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $607,506.35 in the amount of $4,816.83.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2005.
3290010084 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date of   DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        following                                                                                                Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        clauses:: ___                                                                                            Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2007.
7733859875 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
4839140595 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)State
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance         Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Mortgage Loan Information Document Not Retained by Lender)State Compliance - Ohio Consumer
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Sales Practices Act (Ability to Repay not Verified)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Ohio Consumer Sales         ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:     Disbursement Date Missing
                                                                                                                                                                                                                 Borrower's ability to repay not verified with reliable documentation.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did
                                                                                                                                                                                                                 not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer
                                                                                                                                                                                                                 Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
7185664016 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   Note                                                                                     06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    of$1,418.39                                                                              FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            using an application date of 05/XX/2008 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan                                                                              provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___[B]                                                                                                (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Closing / Title                                                                                          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        - Security                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        Instrument is                                                                                            06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        not on a                                                                                                 06/XX/2008.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7753617420 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed  MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                        not on a                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in
                                                                                                        FNMA/FHLMC form                                                                                          the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA
                                                                                                        and does not                                                                                             Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.
3204627656 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Loan Application Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2850180676 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.                                        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                                                                                                       TILA SOL.Federal Compliance - FACTA Disclosure Missing
6853657771 XXXXXXXXXX XXXXXXXXXX OR    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA - Final TIL MissingFederal Compliance - Right of Rescission                                                                                   -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Timing - Receipt Date MissingState Compliance - Oregon Prepayment Penalty Max
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       PrepayFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 1 months   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA - Final TIL Missing: Missing Final TIL.
1893963649 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TIL Itemization did not disclose a Recording Fee f $56 as a prepaid                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        finance charge.Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $624,345.06
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $624,406.63 in the amount of
                                                                                                                                                                                                                 $61.57.
8979485917 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
2640270009 XXXXXXXXXX XXXXXXXXXX KY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
7713806819 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
6991233800 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9942567022 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006    - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        contain the                                                                                              Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                        clauses:: ___                                                                                            evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
1250347307 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
8408520399 XXXXXXXXXX XXXXXXXXXX NV    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
7809984620 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL Itemization did not disclose the $108 recording fee as prepaid                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   finance charges.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $580,374.21 is underdisclosed from calculated Finance Charge of $580,489.82 in the amount of $115.61.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
2757435276 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7916164266 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Finance charge under disclosure due to pay stream, attorney's fee and                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   flood cert fee.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      providedClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $419,720.25 is underdisclosed from calculated Finance Charge of $422,649.19 in the amount of $2,928.94.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4258926461 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      amount, whichever applies.Federal Compliance - Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   determine compliance with rescission timing requirements.Federal Compliance - Notice of
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateState Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Prepayment penalty prohibited per state (CT).Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     lender refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1574080631 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A    FACTA Disclosure MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    dated.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4056065293 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     PartiesFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      Test
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9682229820 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - Notice
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance -
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    TestFederal Compliance - (Missing Data) Last Rate Set DateMiscellaneous Compliance - (Doc
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last    Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                        clauses:: ___                                                                                            Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst     value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 Case Scenario between Creditor Application Date and Transaction Date used to          price or original loan amount, whichever applies.
                                                                                                                                                                                                                 determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1201931699 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2003 9/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 10/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2003 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4849207211 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
5110761562 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at Transaction DateState Compliance - 5% late charge exceeds 2%  maximum per state NYState
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    Compliance - Grace period min not allowed per state (NY) - min grace period for NY is 15
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date    days - note states 10Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Date of 12/XX/2004 used as disbursement date for compliance testing.[B] Federal       Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Billing Rights" disclosure not provided to borrower.[B] Federal       MissingFederal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal
                                                                                                                                                                                                                 Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA HELOC - Billing
                                                                                                                                                                                                                 HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC -         Rights Disclosure Missing Federal Compliance - Costs and Fees Not Disclosed In HELOC
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important    AgreementGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   amount, whichever applies.
                                                                                                                                                                                                                 tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note
                                                                                                                                                                                                                 grace period of 10 days is less than the state minimum of 15 days.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
5026912149 XXXXXXXXXX XXXXXXXXXX DE    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Under disclosure is in the payments.  Disclosed payment on Note of                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   $3672.30 does not correspond with the loan amount, loan term, and interest rate on the
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  loan.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect Right To Cancel
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA Rescission -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $781,383.40 is underdisclosed from calculated Finance Charge of $785,592.75 in the amount of $4,209.35.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                 Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3483890546 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      missing the TIL itemization of amount financed.Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        Missing
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,782.90 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $213,657.57 in the amount of
                                                                                                                                                                                                                 $874.67.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2597389607 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingState Compliance - New York
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Late Charge Percent TestingFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - New York Late Charge Percent Testing: New York Late       Rate Set Date
                                                                                                        calculated P&I: amount, loan                                                                             Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]
                                                                                                        Note P&I of ___ term, and                                                                                Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                        does not match  interest rate                                                                            Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                        Calculated P&I  on the loan                                                                              Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                        of ___                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                 of Right to Cancel was not provided.
6148303827 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Unable to determine if late charge exceeds state maximum due to missing               Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date     Business Days From Transaction DateState Compliance - California Primary Residence Late
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Charge Percent TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Date of 02/XX/2006 used as disbursement date for compliance testing.[B] Federal       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC - Credit    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Agreement Not Provided Timely: Truth in Lending Act (XXXXXXXXXXX): Credit Agreement   MissingFederal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal
                                                                                                                                                                                                                 not provided to borrower at time of account opening.[B] Federal Compliance - TILA     Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA HELOC - Billing
                                                                                                                                                                                                                 HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act           Rights Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - Credit Agreement
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Billing Rights" disclosure not provided to borrower at time of        Not Provided TimelyFederal Compliance - FACTA Disclosure MissingGeneral Appraisal
                                                                                                                                                                                                                 account opening.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8170476086            XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Second     Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                               Home       Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - HELOC Fees     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final HUD1    Application TestFederal Compliance - HELOC Fees Used For TestingFederal Compliance - FACTA
                                                                                                                                                                                                                 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, Disclosure Missing state, and local high cost testing[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5350716995 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided)Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: loan amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Borrower signature
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   not dated.
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
4209067884 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed  Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - Payoff Statement Missing: dated.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA        Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        match           with the loan                                                                            Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  Affiliated Business Arrangement DisclosureFederal Compliance - Payoff Statement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement MissingFederal Compliance - Missing Initial Loan Application TestGeneral Appraisal
                                                                                                        Note P&I of ___ term, and                                                                                Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        does not match  interest rate                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I  on the loan                                                                              Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___[B]                                                                                                Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        Closing / Title                                                                                          application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                        - Security                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5554806516 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     providedFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
7141962918 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement MissingFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3454730187 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement MissingFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2007 which is 1 months   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1627561425 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 01/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 HELOC Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on
                                                                                                                                                                                                                 Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2004.
5303038407 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Maryland Late Charge Grace Period TestingFederal Compliance - Notice of                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Maryland Late Charge Grace Period      Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Testing: Maryland Late Charge: Note grace period of 10 days is less than the state    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             minimum of 15 days.[B] Federal Compliance - Missing Initial Loan Application Test: No MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        contain the                                                                                              evidence of application date located in file.  Compliance tests were run using an     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        following                                                                                                application date of 09/XX/2005 which is 1 months prior to consummation. A lookback    amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9139075624 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 09/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2002 which is 1   Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2002.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9125277573 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2004  2/XX/2004    Primary    Construction                                                               B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                                                                                                                                                                 (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC Loan Application TestFederal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final    Provided TimelyFederal Compliance - HELOC Fees Used For TestingFederal Compliance - TILA
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any     HELOC - HELOC Brochure MissingGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC -      value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 Important Terms Disclosure Not Provided Timely: Unable to determine compliance with   price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1717767222 XXXXXXXXXX XXXXXXXXXX KS    1/XX/2002  11/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance -                                                                                -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC HELOC Fees Used For TestingFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.
8350532433 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan                                                                              Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        Instrument is                                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        FNMA/FHLMC form                                                                                          Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to
                                                                                                        and does not                                                                                             three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        following                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was
                                                                                                        clauses:: ___                                                                                            executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6969682427 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Purchase                      [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)                                                                                            date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        P&I does not                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I:                                                                                          business days of application due to missing information.
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4688004315 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 06/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2009 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 06/XX/2009, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2009.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                 Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                 Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8604884211 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disclosed payment on Note of $1,617.53 does not correspond with the loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   amount, loan term and interest rate on the loan.Federal Compliance - Notice of Right To months prior to consummation. A lookback was performed to determine this application  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       Business Days of ApplicationFederal Compliance - Payoff Statement MissingFederal
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.[B] Federal Compliance -  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $318,356.30 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $319,377.74 in the amount of $1,021.44.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2008.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Unable to determine if Notice of Right to Cancel was executed on the proper
                                                                                                                                                                                                                 Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9036289897 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             using an application date of 02/XX/2008 which is 1 months prior to consummation. A    Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        following                                                                                                (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was
                                                                                                        clauses:: ___                                                                                            not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8403372438 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    UTD        Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)                                                                                            03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedFederal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  generated using a defaulted value of Primary.General Appraisal Requirements - Due to lack
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
2487501599 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - (Missing Data) Unable to determine if loan is a same lender refiMiscellaneous to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice of Right To
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Cancel Not Provided to All Required PartiesFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine  ApplicationFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                                                                                                                                 if a prepayment penalty was included in the pay-off which may impact high cost        Initial Loan Application Test
                                                                                                                                                                                                                 findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Incorrect Right To Cancel Form Used -
                                                                                                                                                                                                                 H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                 To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6186310047 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 12/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2008 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor        Date
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
4504886644 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        applies.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     - Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -      ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        clauses:: ___                                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3628674750 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8778042035 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.
4746686758 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)                                                                                            02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                        does not match                                                                                           Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Calculated P&I                                                                                           Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days from transaction date of 02/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1293602906 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                        Calculated P&I  on the loan.                                                                             did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal
                                                                                                        of ___[B]                                                                                                Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Closing / Title                                                                                          Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        - Security                                                                                               02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        Instrument is                                                                                            02/XX/2007.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6593705076 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace period less than 15 day minimum per state (MD)Federal                                                                                   -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA Disclosure -
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 10 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing    Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        P&I does not    correspond                                                                               Initial Loan Application Test: No evidence of application date located in file.       providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        match           with the loan                                                                            Compliance tests were run using an application date of 12/XX/2006 which is 1 months   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        calculated P&I: amount, loan                                                                             prior to consummation. A lookback was performed to determine this application         amount, whichever applies.
                                                                                                        Note P&I of ___ term, and                                                                                date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        does not match  interest rate                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Calculated P&I  on the loan.                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        of ___                                                                                                   to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
9016010983 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 HELOC Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on
                                                                                                                                                                                                                 Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2004.
9410461070 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL itemization did not include an Attorney's fee of
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  $1684 in the prepaid amount financed.Federal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   DateFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $462,906.83 is underdisclosed from calculated Finance Charge of $465,349.60 in the amount of $2,442.77.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5188121578 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Final TIL not
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     signed by all required parties
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4648970411 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedFederal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        Note P&I of ___ term and                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the loan.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
9161390571 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    UTD        Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingMiscellaneous Compliance - Unable to                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Primary.Federal Compliance - TIL Itemization does not reflect attorney fee of $944 as
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     prepaid finance chargeFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $214,840.70 is underdisclosed from calculated Finance Charge of $216,310.13 in the amount of $1,469.43.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
3121515350 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6539820735 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Disclosed payment on Note of $1,98630 does not
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     correspond with the loan amount, loan term, and interest rate on the loan.Federal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingClosing
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     / Title - (Doc Error) TIL Error: Borrower signature not dated.General Appraisal
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated         Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] Federal Compliance - Right of      off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $124,054.72 is underdisclosed from calculated Finance Charge of $124,893.53 in the amount of $838.81.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6099668500 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements -                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed  value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to determine this application date.
6366324094 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - The TIL Itemization did not disclose an attorney
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     fee of $1,872 as a prepaid finance charge.Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $353,318.27 is underdisclosed from calculated Finance Charge of $355,361.95 in the amount of $2,043.68.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
9101086042 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2006 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
9877561213 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance -                                                                                -
                                                                          Debt Consolidation                                                                                                                     (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC HELOC Fees Used For TestingFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.
6884080947 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingState Compliance - Per State law, a lender may collect a late
                                                                                                        Security                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  charge on any installment which has become due and remains unpaid for at least 15 days,
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     regardless of the period it remains in default, but it may not exceed and may only be
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   enforced to the extent of 2% of such delinquent installment, if the late charge is
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  provided for in the loan documents.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        and does not                                                                                             date.[B] State Compliance - New York Late Charge Percent Testing: New York Late       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and        MissingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        clauses:: ___                                                                                            Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
3979553074 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8022392803 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2007  12/XX/2006   Primary    Refinance UTD                 [C] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                        Title -                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingMiscellaneous        (2020-02-20): Unable to   (2020-02-20): Unable to                            Indeterminable
                                                                                                        (Missing Doc)                                                                                            State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to   procure.                  procure.
                                                                                                        Missing Note                                                                                             Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Addendum: Note                                                                                           file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for     of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        P&I does not                                                                                             compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                        match                                                                                                    No evidence of application date located in file.  Compliance tests were run using an
                                                                                                        calculated P&I:                                                                                          application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback
                                                                                                        Note P&I of ___                                                                                          was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                        does not match                                                                                           Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                        Calculated P&I                                                                                           Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        of ___
4219934020 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestGeneral
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act               were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of account           applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing :     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to       Unable to determine if loan is a same lender refiFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in       MissingFederal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal        Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA HELOC - Billing
                                                                                                                                                                                                                 Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act    Rights Disclosure Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal      Timely
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.
5681325950 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7392820420 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   of a contract sales price or original loan amount, whichever applies.
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        calculated P&I: amount, loan                                                                             Act: Notice of Right to Cancel was not provided.
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan
                                                                                                        of ___
7844006118 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingMiscellaneous        (2020-02-14): Unable to   (2020-02-14): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to   procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for     of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8771178800 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   The P&I                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Under disclosure is in the payment stream.  The P&I payment on the                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Note of $1216.22 does not correspond with the Loan amount, interest rate, or term of
                                                                                                        (Missing Doc)   the note of                                                                              08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  loan.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the Loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        calculated P&I: amount,                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ interest                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        does not match  rate, or term                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Calculated P&I  of loan.                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        Instrument is                                                                                            Charge of $261,662.82 is underdisclosed from calculated Finance Charge of $263,737.35
                                                                                                        not on a                                                                                                 in the amount of $2,074.53.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                        FNMA/FHLMC form                                                                                          Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                        and does not                                                                                             loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days
                                                                                                        contain the                                                                                              from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                        following                                                                                                Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                        clauses:: ___                                                                                            Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2317877831 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 State - NC
                                                                          Debt Consolidation                                                                                                                     No prepayment penalties are permissible in the state of New Jersey.[B] Federal        Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - Notice
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        of Right To Cancel Not Provided to All Required PartiesFederal Compliance - RESPA
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - (Doc Error) Initial GFE not providedState Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2005 which is 1 months   Penalty
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4095097507 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Miscellaneous Compliance - Unable to determine occupancy, compliance results were          SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)        (2020-02-20): Unable to   (2020-02-20): Unable to
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,   procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for     or original loan amount, whichever applies.Federal Compliance - Notice of Right to Cancel compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: MissingFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  Loan Application No FeesFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback   Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
6943604033 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] Federal Compliance - (Missing Data) Number of Units: Number of Units for the      Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Notice                                                                                Indeterminable
                                                                          Debt Consolidation                                                                                                                     Primary Valuation was not provided.  Any applicable Federal, State or Local           of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA                                                                                        (UAL State)
                                                                                                                                                                                                                 compliance testing is unreliable.[B] Federal Compliance - Disbursement Date Missing:  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - (Doc Error) Initial GFE not providedFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Number of Units date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $420,270.17 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $421,415.10 in the amount of $1,144.93.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7937750180 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   DSI loan,                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                           -
                                                                          Debt Consolidation            Title -         Disclosed                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   partiesMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title -
                                                                                                        (Missing Doc)   payment on                                                                               02/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance - Notice of Right
                                                                                                        Missing Note    note of                                                                                  Missing Initial Loan Application Test: No evidence of application date located in     To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               file.  Compliance tests were run using an application date of 01/XX/2004 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        P&I does not    does not                                                                                 months prior to consummation. A lookback was performed to determine this application  Right of Rescission Timing - Receipt Date MissingFederal Compliance - (Missing Data)
                                                                                                        match           correspond                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I: with the loan                                                                            lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ amount, loan                                                                             correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                        does not match  term, and                                                                                Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine
                                                                                                        Calculated P&I  interest rate                                                                            compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        of ___          on the loan.                                                                             Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5906860876 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] General                                  B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Appraisal                                                                                                application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -
                                                                                                        Requirements -                                                                                           date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance - RESPA
                                                                                                        Incorrect                                                                                                to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Appraisal Form                                                                                           determine if loan is a same lender refi: Original Lender was not able to be           Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        type: Appraisal                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Form 1004/70                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        used for                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        incorrect                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        Subject                                                                                                  applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        property type.:                                                                                          information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        -[B] Closing /                                                                                           Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        Title -                                                                                                  timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                        Security                                                                                                 to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                        Instrument is                                                                                            signed by all parties whose ownership interest is or will be subject to the security
                                                                                                        not on a                                                                                                 interest.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5975112809 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingMiscellaneous Compliance - (Doc                                                                                   -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) Initial GFE not providedFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
3547797640 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Other                                                                                                                                  Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date    Brochure MissingFederal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 12/XX/2006 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX):
                                                                                                                                                                                                                 HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
2757246341 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - HELOC Fees Used For TestingFederal Compliance - TILA HELOC - Billing                                                                               -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC -   Rights Disclosure Missing Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Billing Rights Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX): "Billing      Date Prior or equal to Disbursement DateFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Rights" disclosure not provided to borrower.[B] Federal Compliance - HELOC Fees Used  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed  FACTA Disclosure Missing those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3281006954 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - Notice
                                                                                                        Security                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance -
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5025816852 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  contract sales price or original loan amount, whichever applies.Federal Compliance - RESPA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   Days of ApplicationMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may     Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated      MissingFederal Compliance - Payoff Statement MissingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Loan Application Test
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4150718725 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)                                                                                            07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - TIL itemization only disclosed a lump sum
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   of $2575 while the HUD disclosed $2695 as prepaid finance charges.Federal Compliance -
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Right of Rescission Timing - Receipt Date MissingFederal Compliance - (Missing Data)
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiMiscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Initial GFE not providedFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Missing
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $164,364.50 is underdisclosed from calculated Finance Charge of $164,920.42 in the amount of $555.92.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6123976334 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    State Compliance - Connecticut Prepayment Penalty TestFederal Compliance - Missing Initial                                                                              -
                                                                          Other                                                                                                                                  Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Loan Application Test
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2762577313 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Timing Test                                                                                                                         -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 days of application.
9218678073 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
1104320058 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4337099319 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1730294595 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7429261587 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3186178844 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingState Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Protection Act (Counseling Agencies List Timing)State Compliance - Michigan Consumer
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Caution and Home Ownership Counseling Notice Not Provided TimelyState Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Timely)Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] State
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                 Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower
                                                                                                                                                                                                                 Bill of Rights disclosure not provided to borrower at the time of application.[B]
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and
                                                                                                                                                                                                                 Home Ownership Counseling Notice not provided to borrower at the time of application.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List
                                                                                                                                                                                                                 of HUD-approved credit counseling agencies not provided to borrower at the time of application.
3170377934 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5935224938 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7563036817 XXXXXXXXXX XXXXXXXXXX MI    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Rights Disclosure Not Provided Timely): Unable to determine compliance with timing    List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:   of Rights Disclosure Not Provided Timely)Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   Application Test
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5860337215 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.
7053336045 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Business Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.
2562024293 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5744362647 XXXXXXXXXX XXXXXXXXXX WI    3/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) Initial GFE not providedFederal Compliance - FACTA Disclosure MissingFederal
                                                                                                                                                                                                                 03/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Transaction DateState Compliance - Wisconsin Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Days of ApplicationFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2009, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2009.[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment
                                                                                                                                                                                                                 Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $4,235.00, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
9389608580 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated        Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
4360842237 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2008.
7271107294 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2008  6/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] State Compliance - Illinois         RefinanceState Compliance - Illinois Prepayment Penalty 2008 TestFederal Compliance -
                                                                                                                                                                                                                 Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (XXXXXXXXXXX):  Loan        RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 contains prepayment penalty and borrower was not provided a loan without a prepayment Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 penalty.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Initial GFE not provided date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
9923245820 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Lender)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 using an application date of 06/XX/2008 which is 1 months prior to consummation. A    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - Ohio Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan        FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                 Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure
                                                                                                                                                                                                                 Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices
                                                                                                                                                                                                                 Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.
3009185848 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Unable to determine under disclosure due to missing the TIL itemization of amount
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   financed.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $272,515.72 is underdisclosed from calculated Finance Charge of $273,140.67 in the amount of $624.95.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2008.
4036594029 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateState Compliance - Washington Residential Mortgage Loan
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     (Disclosure of Material Terms Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] State Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                                                                                                                                 Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
1969264183 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.
7458822904 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
3983047488 XXXXXXXXXX XXXXXXXXXX WA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
9229277525 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 04/XX/2008 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2242202048 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
2030487863 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
7034315500 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 using an application date of 03/XX/2008 which is 1 months prior to consummation. A    Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
9833019346 XXXXXXXXXX XXXXXXXXXX LA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  (Doc Error) Initial GFE not providedFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.
2029279101 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7361507563 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
6934812941 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - TILA
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   RefinanceFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5023351332 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2008.
5023787368 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Illinois Prepayment Penalty: Illinois  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): Maximum prepay  allowed on a loan with an interest  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided rate less than 8% is 6 months interest calculated on 80% of the original balance.
                                                                                                                                                                                                                 ($7,194.40].  Loan contracts for maximum calculated prepay of $8,993.00, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2008.
8029108644 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA -                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Final TIL MissingFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    FACTA Disclosure Missing
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                                                 Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA - Final TIL Missing: Missing Final TIL.
1046569190 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
7224394839 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2007 which is 1 months   refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5886734077 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
8574220025 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
1574160078 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.
8972948769 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4319101096 XXXXXXXXXX XXXXXXXXXX ME    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2007 which is 1 months   (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3239254381 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as      Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 application date of 10/XX/2007 which is 1 months prior to consummation. A lookback    Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 was performed to determine this application date.[B] Federal Compliance - (Missing    not provided
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
3135070252 XXXXXXXXXX XXXXXXXXXX ID    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not
                                                                                                                                                                                                                 Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho    Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
4727516894 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
5693331186 XXXXXXXXXX XXXXXXXXXX ID    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Disbursement DateFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho    Non Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to     than 3 Business Days From Transaction DateState Compliance - Idaho Residential Mortgage
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Practices Act (Rate Lock Agreement Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6263440440 XXXXXXXXXX XXXXXXXXXX NV    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
9232457949 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Initial GFE not provided
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8726075286 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A    Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
8309094338 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
6973404591 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Maryland Prepayment Penalty Test:      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Maryland Prepayment Penalty: Maximum calculated prepay of $4,619.99 exceeds the state Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
1655735210 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not providedMiscellaneous Compliance - Prepayment Penalty Discrepancy
                                                                                                                                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Miscellaneous
                                                                                                                                                                                                                 Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
7310656684 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateState Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       (No Documentation of Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A    Retained by Lender)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - Ohio Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan        Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:      Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 lender.[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure   not provided
                                                                                                                                                                                                                 Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices
                                                                                                                                                                                                                 Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9544861540 XXXXXXXXXX XXXXXXXXXX MO    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8511640303 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit Compliance - Federal FACTA Disclosure Timing TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
2323178570 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2007 which is 1 months   Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5627139238 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
1708632331 XXXXXXXXXX XXXXXXXXXX KY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
4279250255 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
8749165481 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
7862676704 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
8787290485 XXXXXXXXXX XXXXXXXXXX ME    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
9036897989 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A    Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
3761452012 XXXXXXXXXX XXXXXXXXXX VT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - TILA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
7707087189 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
1107493346 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
5046651015 XXXXXXXXXX XXXXXXXXXX LA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
5202220046 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Appraisal Requirements - missing informationMiscellaneous Compliance - Prepayment Penalty
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B]          Discrepancy
                                                                                                                                                                                                                 Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2636749851 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
5363711055 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7997005836 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
3790654017 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
8537021378 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5813533583 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) Initial GFE not providedFederal Compliance - FACTA Disclosure MissingFederal
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date Missing
                                                                                                                                                                                                                 using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2006.
8058369702 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 using an application date of 11/XX/2005 which is 1 months prior to consummation. A    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2005.
4196361094 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 11/XX/2005 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
3906462318 XXXXXXXXXX XXXXXXXXXX UT    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as      Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 tests were run using an application date of 10/XX/2005 which is 1 months prior to     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
3497674644 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 using an application date of 10/XX/2005 which is 1 months prior to consummation. A    Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
3281933761 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.
9300183214 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
8506546534 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4745065301 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2005 which is 1 months   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4862700237 XXXXXXXXXX XXXXXXXXXX AK    1/XX/2013  12/XX/2012   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement                                                                                        -
                                                                          Other                                                                                                                                  Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor            MissingFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]     Arrangement DisclosureFederal Compliance - SAFE Act - LO Company NMLS license status not
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     approvedFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Servicing
                                                                                                                                                                                                                 Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Servicing Disclosure Statement.[B] Federal Compliance - SAFE
                                                                                                                                                                                                                 Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for
                                                                                                                                                                                                                 Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
8914459773 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2012  8/XX/2012    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL itemization reflected a $9,409.28 credit to prepaid finances                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     charges which was not reflected on final HUD1.Federal Compliance - 2011 TIL-MDIA date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed  Rate-Payment Summary Table - Introductory Total Payment (PITI) InaccurateFederal
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate  Compliance - 2011 TIL-MDIA - P&I Payment InaccurateFederal Compliance - 2011 TIL-MDIA -
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case     Introductory Escrow Payment InaccurateFederal Compliance - TIL-MDIA - Initial TIL Not
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine     Provided within 3 Business Days of ApplicationFederal Compliance - RESPA Servicing
                                                                                                                                                                                                                 rate used for testing.[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without   Disclosure:  Servicing Disclosure Statement MissingFederal Compliance - RESPA -  Initial
                                                                                                                                                                                                                 Cure: RESPA (XXXXXXXXXXX): 10% tolerance violation without  evidence of sufficient    Escrow Account statement InaccurateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 cure provided.[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Cure: RESPA (XXXXXXXXXXX): 0% tolerance violation for 801 fee without evidence of     Compliance - RESPA (2010)   Written Service Provider List MissingFederal Compliance -
                                                                                                                                                                                                                 sufficient cure provided.[B] Federal Compliance - RESPA (2010) -   GFE Settlement     RESPA (2010)   HUD column on HUD Comparison Chart InaccurateFederal Compliance - RESPA -
                                                                                                                                                                                                                 charges Good Thru Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide  Initial GFE Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 minimum ten (XXXXXXXXXXX) business day availability for estimate of charges and terms (2010) -   GFE Settlement charges Good Thru Date Less than 10 DaysFederal Compliance -
                                                                                                                                                                                                                 for all other settlement charges.[B] Federal Compliance - RESPA -  Initial GFE Not    RESPA (2010) - 0% Tolerance (Line 801) Without CureFederal Compliance - RESPA (2010) - 10%
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: Unable to determine compliance with   Tolerance Without CureFederal Compliance - SAFE Act - LO Company NMLS license status not
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          approvedFederal Compliance - SAFE Act - Individual LO not licensed at time of
                                                                                                                                                                                                                 Compliance - RESPA (2010)   HUD column on HUD Comparison Chart Inaccurate: RESPA      applicationFederal Compliance - SAFE Act - Individual LO NMLS license status not
                                                                                                                                                                                                                 (XXXXXXXXXXX) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page  approvedFederal Compliance - SAFE Act - LO Company not licensed at time of
                                                                                                                                                                                                                 2 of disclosure.[B] Federal Compliance - RESPA (2010)   Written Service Provider List applicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Missing: RESPA (XXXXXXXXXXX):  Borrower not provided with list of service             (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 providers.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - RESPA -  Initial Escrow Account statement
                                                                                                                                                                                                                 Inaccurate: RESPA: Initial escrow account statement does not match charges on
                                                                                                                                                                                                                 HUD-1/Final Closing Disclosure.[B] Federal Compliance - RESPA Servicing Disclosure:
                                                                                                                                                                                                                 Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Servicing Disclosure Statement.[B] Federal Compliance - SAFE Act - LO
                                                                                                                                                                                                                 Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.[B] Federal Compliance - SAFE Act - Individual LO NMLS
                                                                                                                                                                                                                 license status not approved: Unable to test Individual Loan Originator license status due to missing information.[B] Federal Compliance - SAFE Act - Individual LO not
                                                                                                                                                                                                                 licensed at time of application: Unable to test Loan Originator license due to missing information.[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $309,219.94 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $319,582.06 in the amount of $10,362.12.[B] Federal Compliance - TIL-MDIA -
                                                                                                                                                                                                                 Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                 Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.[B] Federal Compliance - 2011 TIL-MDIA
                                                                                                                                                                                                                 - P&I Payment Inaccurate: Truth in Lending Act (XXXXXXXXXXX): Payment amount on the
                                                                                                                                                                                                                 Final TIL does not match the P&I payment for the loan.[B] Federal Compliance - 2011
                                                                                                                                                                                                                 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate:
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX):  Total payment amount (XXXXXXXXXXX) on the Final
                                                                                                                                                                                                                 TIL does not match the total payment amount for the loan.
5264846864 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)                                                                                            01/XX/2009 used as disbursement date for compliance testing.[B] State Compliance -    off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note                                                                                             Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not          applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        Addendum: Note                                                                                           Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        P&I does not                                                                                             on responsibility for payment of taxes and insurance.[B] State Compliance - Maryland  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        match                                                                                                    Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        calculated P&I:                                                                                          Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to          MissingState Compliance - Maryland Ability to Repay Not VerifiedState Compliance -
                                                                                                        Note P&I of ___                                                                                          borrower.[B] State Compliance - Maryland Ability to Repay Not Verified: Maryland      Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)State
                                                                                                        does not match                                                                                           SB270:  Borrower's ability to repay not verified with reliable documentation.[B]      Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not
                                                                                                        Calculated P&I                                                                                           Federal Compliance - Missing Initial Loan Application Test: No evidence of            Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___                                                                                                   application date located in file.  Compliance tests were run using an application     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2009.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2245923437 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Missing
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3596088406 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2008 which is 1   From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4427179170 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Business Days From Transaction DateFederal Compliance - TIL itemization only disclosed a months prior to consummation. A lookback was performed to determine this application  lump sum of $2420.00 while the HUD disclosed $2477.00 as prepaid finance charges.Federal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    not provided
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $353,865.82 is underdisclosed from calculated Finance Charge of $354,169.02 in the amount of $303.20.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
1879320393 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           same lender refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                                                                                                                 to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 signed by all parties whose ownership interest is or will be subject to the security interest.
7223316151 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)                                                                                            06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2008 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match                                                                                                    date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I:                                                                                          Type. If property type is other than single family residence, state and federal       Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                        Note P&I of ___                                                                                          testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        does not match                                                                                           Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   (Doc Error) Initial GFE not provided
                                                                                                        Calculated P&I                                                                                           RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___[B]                                                                                                Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        Closing / Title                                                                                          application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                        - Security                                                                                               Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine
                                                                                                        Instrument is                                                                                            compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        not on a                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        FNMA/FHLMC form                                                                                          in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three
                                                                                                        and does not                                                                                             (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        following                                                                                                Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        clauses:: ___                                                                                            interest is or will be subject to the security interest.
7516211758 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   amount, whichever applies.Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    MissingGeneral - borrowers did not execute the RTCFederal Compliance - Notice of Right To
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4181278759 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Massachusetts Open End Late Charge Grace Period TestingFederal                                                                                       -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] State Compliance - Massachusetts    Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace      Missing
                                                                                                                                                                                                                 period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6342430773 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4149626490 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)                                                                                            12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          contract sales price or original loan amount, whichever applies.
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4738739314 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   MissingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1584923192 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2008  2/XX/2008    UTD        UTD UTD                       [C] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                        Title -                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingFederal Compliance - (2020-02-14): Unable to   (2020-02-14): Unable to
                                                                                                        (Missing Doc)                                                                                            State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement (Missing Data) Last Rate Set DateGeneral Appraisal Requirements - Due to lack of appraised procure.                  procure.
                                                                                                        Missing Note                                                                                             Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                        Addendum: Note                                                                                           file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for     price or original loan amount, whichever applies.Miscellaneous Compliance - (Doc Error)
                                                                                                        P&I does not                                                                                             compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Initial GFE not providedMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                        match                                                                                                    No evidence of application date located in file.  Compliance tests were run using an  compliance results were generated using a defaulted value of Primary.Federal Compliance -
                                                                                                        calculated P&I:                                                                                          application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback   Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                        Note P&I of ___                                                                                          was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                        does not match                                                                                           Disclosure, no fees were used in testing.[B] Federal Compliance - (Missing Data) Last
                                                                                                        Calculated P&I                                                                                           Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                        of ___[B]                                                                                                Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                        Closing / Title                                                                                          determine rate used for testing.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                        - Security                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9743318713 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $1,057.92 does not correspond with the                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term and interest rate on the loan.Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Error) Initial GFE not providedFederal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   3 Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Missing
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $224,169.53 is underdisclosed from calculated Finance Charge of $225,158.53 in the amount of $989.00.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
5974014857 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  TestGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Final TIL not signed by
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   all required parties
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5768191650 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8947001263 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6022674855 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8073025788 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2006.
9937939607 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - Right
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same months prior to consummation. A lookback was performed to determine this application  lender refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
8743743722 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - (Missing Data) Unable to determine if loan is a same lender refiGeneral
                                                                                                                                                                                                                 06/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2003 which is 1   applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4035814687 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 1 months   Arrangement DisclosureFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         FACTA Disclosure MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure -  Missing        off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
6745629379 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    not provided
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2007.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Unable to determine if Notice of Right to Cancel was executed on the proper
                                                                                                                                                                                                                 Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9133877100 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
6352680299 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                           -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   partiesFederal Compliance - Disclosed payment on Note of $6161.21 does not correspond with
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  the loan amount, loan term, and interest rate on the loan.Federal Compliance - TILA Notice
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $1,472,825.60 is underdisclosed from calculated Finance Charge of $1,472,936.19 in the amount of $110.59.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8741064314 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Notice                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $226,337.49 is underdisclosed from calculated Finance Charge of $227,146.74 in the amount of $809.25.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
6356471107 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesState                                                                                -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - Virginia Tangible Net Benefit TestFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           lender refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to
                                                                                                                                                                                                                 determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
8839082432 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 12/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX):  Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 "Billing Rights" disclosure not provided to borrower.[B] Federal Compliance - TILA    MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure    HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
4889962664 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Third Circuit)Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B]
                                                                                                                                                                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3378851021 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   DSI Loan, P&I                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         variance                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        (Missing Doc)   $5.03                                                                                    01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - RESPA
                                                                                                        match                                                                                                    date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        calculated P&I:                                                                                          Type. If property type is other than single family residence, state and federal       Days of ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                        Note P&I of ___                                                                                          testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        Missing Initial Loan Application Test
                                                                                                        does not match                                                                                           Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I                                                                                           RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1600942546 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A    Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
7679639288 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission Timing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      Disbursement Date MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   dated.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
9584826308 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9926906536 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL itemization did not disclose an Attorney fee of $634 as a prepaid                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     finance charge.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed  PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated         - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $313,044.73 is underdisclosed from calculated Finance Charge of $313,423.64 in the amount of $378.91.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5030928056 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
5238007157 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Maryland Late Charge Grace Period TestingFederal Compliance - Missing                                                                                -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - HELOC Fees     Initial Loan Application TestFederal Compliance - TILA HELOC - APR Does Not Match Interest
                                                                                                                                                                                                                 Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final HUD1    RateFederal Compliance - HELOC Fees Used For TestingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, Missing state, and local high cost testing[B] Federal Compliance - TILA HELOC - APR Does Not
                                                                                                                                                                                                                 Match Interest Rate: Truth in Lending Act (XXXXXXXXXXX): HELOC APR does not match
                                                                                                                                                                                                                 Interest Rate.[B] State Compliance - Maryland Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Maryland Late Charge: Note grace period of 10 days is less than the state minimum of
                                                                                                                                                                                                                 15 days.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2349732914 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - Disclosed payment on Note of $1326.77 does not correspond
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  with the loan amount, loan term, and interest rate on the loan.Federal Compliance -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance - TILA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        and does not                                                                                             using an application date of 02/XX/2008 which is 1 months prior to consummation. A    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        following                                                                                                (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $274,354.67 is underdisclosed from calculated Finance Charge of $275,486.98 in the amount of $1,132.31.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
2556139255 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV months prior to consummation. A lookback was performed to determine this application  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
4710026911 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - RESPA Disclosure -  Missing
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Signature on Affiliated Business Arrangement DisclosureFederal Compliance - RESPA
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing      Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                information.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on         Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                        Calculated P&I  on the loan                                                                              obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                        of ___                                                                                                   - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                 Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
6650494078 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6735100261 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingState Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2008.
2220771361 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Required PartiesFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     lender refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3117330532 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.General Appraisal                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)                                                                                            date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -        applies.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                        Addendum: Note                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     - Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right
                                                                                                        P&I does not                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        match                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        calculated P&I:                                                                                          business days of application due to missing information.[B] Federal Compliance -      ApplicationFederal Compliance - Missing Initial Loan Application TestGeneral - Not signed
                                                                                                        Note P&I of ___                                                                                          Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        does not match                                                                                           and RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        Calculated P&I                                                                                           requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        of ___                                                                                                   Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9357464489 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     not provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8061639924 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
5396020039 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6642562651 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
6326384648 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingMiscellaneous Compliance - (Doc                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     price or original loan amount, whichever applies.Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6510098351 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not    correspond                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I: amount, loan                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Application Test
                                                                                                        Note P&I of ___ term, and                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        does not match  interest rate                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        of ___                                                                                                   Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6134359161 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        contain the                                                                                              Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        following                                                                                                impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        clauses:: ___                                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5604575679 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2003  4/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 05/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2003.
1668593116 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        Security                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc Error) TIL Error:
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Borrower signature not dated.
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        clauses:: ___                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7544719361 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     or original loan amount, whichever applies.Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - Notice of months prior to consummation. A lookback was performed to determine this application  Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction  Missing Initial Loan Application Test disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9092815286 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7264310692 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1470015519 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late       Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B]    of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect
                                                                                                        (Missing Doc)                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance -
                                                                                                        Missing Note                                                                                             application date located in file.  Compliance tests were run using an application     Right of Rescission Timing - Receipt Date MissingState Compliance - Maryland Late Charge
                                                                                                        Addendum: Note                                                                                           date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed  Grace Period TestingFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        P&I does not                                                                                             to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  same lender refiFederal Compliance - Missing Initial Loan Application TestApplication /
                                                                                                        match                                                                                                    determine if loan is a same lender refi: Original Lender was not able to be           Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                        calculated P&I:                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        Note P&I of ___                                                                                          Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                        does not match                                                                                           Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        Calculated P&I                                                                                           Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        of ___                                                                                                   Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1755563060 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)                                                                                            date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Addendum: Note                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        P&I does not                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        match                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    amount, whichever applies.
                                                                                                        calculated P&I:                                                                                          business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        Note P&I of ___                                                                                          Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        does not match                                                                                           in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three
                                                                                                        Calculated P&I                                                                                           (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
                                                                                                        of ___
3210405044 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - The P&I payment of $2374.07 does not correspond to the interest rate,                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount and term on the Note causing an under disclosure.General Appraisal
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   applies.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  - Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $499,385.20 is underdisclosed from calculated Finance Charge of $501,979.02 in the amount of $2,593.82.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                 Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                 Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4697961905 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $2036.44 does not correspond with the                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Federal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure MissingMiscellaneous Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     (Doc Error) Initial GFE not providedFederal Compliance - Notice of Right To Cancel Not
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Less than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing      TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ term, and                                                                                information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        does not match  interest rate                                                                            Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        Calculated P&I  on the loan.                                                                             timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                        of ___[B]       Difference in                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,697.71 is
                                                                                                        Closing / Title payment of                                                                               underdisclosed from calculated Finance Charge of $413,884.38 in the amount of
                                                                                                        - Security      $1.09.                                                                                   $1,186.67.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        not on a                                                                                                 disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        FNMA/FHLMC form                                                                                          date of 03/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        and does not                                                                                             All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        contain the                                                                                              by all parties whose ownership interest is or will be subject to the security
                                                                                                        following                                                                                                interest.
                                                                                                        clauses:: ___
9602704805 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2010 10/XX/2010   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - TIL-MDIA -                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Initial TIL MissingFederal Compliance - RESPA -  Initial GFE MissingFederal Compliance -
                                                                                                                                                                                                                 date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed  RESPA Servicing Disclosure:  Servicing Disclosure Statement MissingFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate  RESPA (2010)   HUD column on HUD Comparison Chart InaccurateFederal Compliance - Missing
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case     Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine     DateMiscellaneous Compliance - (Doc Error) Initial GFE not provided rate used for testing.[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA:
                                                                                                                                                                                                                 Initial GFE not provided to Borrower(XXXXXXXXXXX).[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 (2010)   HUD column on HUD Comparison Chart Inaccurate: RESPA (XXXXXXXXXXX) - HUD-1
                                                                                                                                                                                                                 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                 Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing
                                                                                                                                                                                                                 Disclosure Statement.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (XXXXXXXXXXX):
                                                                                                                                                                                                                 Initial TIL was not provided to the borrower.
2669500802 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
6792299079 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Application Test
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used
                                                                                                                                                                                                                 on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1763625411 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8895348216 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2009  5/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.
3772800081 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Unable to                                                                                      -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing determine reason for under disclosure due to missing itemization of amount
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       financed.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $665,042.20 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $665,820.42 in the amount of
                                                                                                                                                                                                                 $778.22.
8172040962 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2004321405 XXXXXXXXXX XXXXXXXXXX ID    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5042760012 XXXXXXXXXX XXXXXXXXXX WI    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9815004852 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal                                                                                   -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___                                                                                                   Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.16000% is underdisclosed from calculated APR of 9.44482% outside of 0.125% tolerance.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5668498138 XXXXXXXXXX XXXXXXXXXX WI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          StatusState Compliance - Wisconsin Prepayment Penalty ARM TestFederal Compliance - TILA
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2007.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] State Compliance - Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.
4632158167 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.
1586336738 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - It appears a lower Index was used at origination than
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    the 5.75% Index available within the look-back period.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,959.00 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $350,019.88 in the amount of
                                                                                                                                                                                                                 $2,060.88.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
4238197535 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3478486904 XXXXXXXXXX XXXXXXXXXX MN    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Threshold)State Compliance - Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Licensing Act (Ability to Repay not Verified)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Minnesota Residential Mortgage         Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to      Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set DateFederal
                                                                                                                                                                                                                 repay not verified with reliable documentation.[B] State Compliance - (State HPML)    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on
                                                                                                                                                                                                                 subject loan of 10.79785% or Final Disclosure APR of 10.83000% is in excess of allowable threshold of USTreasury 3.6100% + 3%, or 6.61000%.  Compliant Subprime
                                                                                                                                                                                                                 Loan.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2008.
3259033642 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.
6000839576 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
9035250501 XXXXXXXXXX XXXXXXXXXX NV    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
6120404172 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff
                                                                                                                                                                                                                 Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8221292523 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
3327904328 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Oregon Prepayment Penalty Max PrepayFederal Compliance - TILA                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 12/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Oregon Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] State Compliance - Oregon
                                                                                                                                                                                                                 Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2008.
1412223213 XXXXXXXXXX XXXXXXXXXX UT    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah
                                                                                                                                                                                                                 Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
6346099659 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disbursement Date MissingFederal Compliance - TILA - Incorrect Right To Cancel Form Used -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance -
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007    Business Days of ApplicationFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Compliance - ARM Disclosure Status TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      Application Test
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7911924373 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             using an application date of 02/XX/2008 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8997404349 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
3267992126 XXXXXXXXXX XXXXXXXXXX OR    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Disbursement Date Missing
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2005.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Final TIL Missing: Missing Final TIL.
8284964857 XXXXXXXXXX XXXXXXXXXX MO    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.
2569141679 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance - RESPA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___                                                                                                   Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.54000% is underdisclosed from calculated APR of 6.73964% outside of 0.125% tolerance.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
2007003344 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
8442866509 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
6067906807 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.
2748928411 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
1947993114 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   ApplicationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
9668753098 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                        and does not                                                                                             using an application date of 10/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        clauses:: ___                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
7077660696 XXXXXXXXXX XXXXXXXXXX LA    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2008.
3746320315 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Maryland Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Maryland Late Charge Grace Period      TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Testing: Maryland Late Charge: Note grace period of 7 days is less than the state     Missing
                                                                                                                                                                                                                 minimum of 15 days.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2005.
9528128143 XXXXXXXXXX XXXXXXXXXX RI    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total REVIEWER - GENERAL                                                           -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of COMMENT (2020-02-11):
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business     Updated from: Truth In
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Disclosed payment on Note of $1984.32 does  Lending Act: Final TIL
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   not correspond with the loan amount, loan term, and interest rate on the loan. TIL does    Finance Charge of
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  not reflect arm terms.Federal Compliance - RESPA Disclosure - Affiliated Business          $429,289.81 is
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal           underdisclosed from
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal       calculated Finance Charge
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date   of $448,792.98 in the
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Missing                                                                                    amount of $19,503.17.
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___          TIL does not                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                        reflect arm                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                                        terms.                                                                                   Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $429,289.81 is underdisclosed from calculated Finance Charge of $438,029.27 in the amount of $8,739.46.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
9154336450 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2006.
9366398979 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
4811942387 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                          Debt Consolidation                                                                                                                     Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance         Compliance - FACTA Disclosure MissingState Compliance - 10 day grace period is less than
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     15 day minimum per state of New Jersey
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2008.
1752081782 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Index Value not specified in file, unable to
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          determine how that impacted the Finance Charge.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disclosure StatusFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance         Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,567.19 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $321,933.16 in the amount of
                                                                                                                                                                                                                 $2,365.97.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2004.
2572665946 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 using an application date of 11/XX/2006 which is 1 months prior to consummation. A    Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4166881948 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        Missing Note                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Addendum: Note                                                                                           Compliance - Missing Initial Loan Application Test: No evidence of application date   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        P&I does not                                                                                             located in file.  Compliance tests were run using an application date of 12/XX/2007   Compliance - FACTA Disclosure Missing
                                                                                                        match                                                                                                    which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        calculated P&I:                                                                                          application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Note P&I of ___                                                                                          Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        does not match                                                                                           Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        Calculated P&I                                                                                           Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        of ___                                                                                                   application due to missing information.
9228405023 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
3216417329 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
8225744242 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Maryland Ability to Repay Not VerifiedFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                        and does not                                                                                             Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay
                                                                                                        contain the                                                                                              not verified with reliable documentation.[B] Federal Compliance - Missing Initial
                                                                                                        following                                                                                                Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        clauses:: ___                                                                                            tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8134826069 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
1607747687 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
3283829633 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
5811015621 XXXXXXXXXX XXXXXXXXXX OR    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 02/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
9907042809 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2008.
6193129041 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5444822759 XXXXXXXXXX XXXXXXXXXX ID    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - ARM Disclosure Status TestState Compliance - Idaho Prepayment PenaltyState
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006    Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] State Compliance - Idaho         Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho          Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:
                                                                                                                                                                                                                 Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
5602199985 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Transaction DateState Compliance - California Prepayment PenaltyFederal Compliance - RESPA
                                                                                                        Security                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $18,719.03,   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            which exceeds max allowable. Prepay may be impermissible depending on the lender's    Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 license type.  Prepay language states prepay will not exceed maximum permitted by     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          applicable law.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                        and does not                                                                                             Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                        contain the                                                                                              Date of 07/XX/2007 used as disbursement date for compliance testing.[B] Federal
                                                                                                        following                                                                                                Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                        clauses:: ___                                                                                            provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
8739204815 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Instrument is                                                                                            three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Compliant TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        and does not                                                                                             borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:    Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        following                                                                                                Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        clauses:: ___                                                                                            file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4803828826 XXXXXXXXXX XXXXXXXXXX SC    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Final                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance - ARM Disclosure
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliant TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Final TIL APR Under/Over Disclosed
                                                                                                                                                                                                                 By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.75000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 8.41360% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $197,505.34 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $197,707.04 in the amount of $201.70.
9932174408 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
3617894355 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
1440117850 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
4552732663 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2005 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 03/XX/2005.
7022985262 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        not on a                                                                                                 Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance         than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   StatusFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Disbursement Date Missing
                                                                                                        contain the                                                                                              date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2006.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3453511611 XXXXXXXXXX XXXXXXXXXX NV    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        (Missing Doc)                                                                                            provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note                                                                                           Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        P&I does not                                                                                             testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                        match                                                                                                    Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        calculated P&I:                                                                                          Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Note P&I of ___                                                                                          file.  Compliance tests were run using an application date of 09/XX/2006 which is 1
                                                                                                        does not match                                                                                           months prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I                                                                                           date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___[B]                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Closing / Title                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        - Security                                                                                               to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Instrument is                                                                                            information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        FNMA/FHLMC form                                                                                          disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        and does not                                                                                             date of 10/XX/2006.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9342294205 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
6683565456 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as      Provided Within 3 Business Days of ApplicationGeneral Appraisal Requirements - Due to lack
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   contract sales price or original loan amount, whichever applies.Federal Compliance - TILA
                                                                                                                                                                                                                 tests were run using an application date of 06/XX/2007 which is 1 months prior to     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction DateFederal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Missing
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
6200997895 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 09/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
6679172098 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
8627804769 XXXXXXXXXX XXXXXXXXXX ID    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement  State Compliance - Idaho Prepayment PenaltyState Compliance - Idaho Residential Mortgage                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float           Practices Act (Rate Lock Agreement Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 Disclosure not provided to borrower.[B] State Compliance - Idaho Prepayment Penalty:  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B]
                                                                                                        FNMA/FHLMC form                                                                                          Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        and does not                                                                                             application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9749993155 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Late payment grace period does not meet the state required 15                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     daysFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Pennsylvania First Lien     Application Test
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
8203586647 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             using an application date of 02/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3504231382 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
6027822986 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The TIL Itemization did not disclose a recording service fee of                                                                                    -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing $68.50 as a prepaid finance charge.Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Date Less than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance         Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $462,752.68 is underdisclosed from calculated Finance Charge of $462,823.85 in the amount of $71.17.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
2701277658 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2006  8/XX/2006    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - Unable to determine
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
5282696290 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
6289226370 XXXXXXXXXX XXXXXXXXXX HI    2/XX/2009  1/XX/2009    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 01/XX/2009 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
1776132779 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3662353549 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    value of % per approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        is 8.25%Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -     Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestFederal Compliance -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business      Business Days of Application
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $266,570.21 is underdisclosed from calculated Finance Charge of $276,244.36 in the amount of $9,674.15.
9750503186 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Days From Transaction DateFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        Instrument is                                                                                            Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence   TimingState Compliance - Ohio Prepayment PenaltyState Compliance - Ohio Consumer Sales
                                                                                                        not on a                                                                                                 of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 Practices Act (No Documentation of Tangible Net Benefit Analysis)State Compliance - Ohio
                                                                                                        FNMA/FHLMC form                                                                                          used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                        and does not                                                                                             Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                        contain the                                                                                              Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No   Document Not Retained by Lender)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        following                                                                                                evidence of application date located in file.  Compliance tests were run using an     (Ability to Repay not Verified)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        clauses:: ___                                                                                            application date of 04/XX/2008 which is 1 months prior to consummation. A lookback    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 was performed to determine this application date.[B] State Compliance - Ohio Consumer Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Act:  Borrower's ability to repay not verified with reliable documentation.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did
                                                                                                                                                                                                                 not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer
                                                                                                                                                                                                                 Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance -
                                                                                                                                                                                                                 Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $5,353.56 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4199057141 XXXXXXXXXX XXXXXXXXXX OR    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Oregon Prepayment Penalty Max PrepayFederal Compliance - FACTA                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or
                                                                                                                                                                                                                 Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
8627565582 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 03/XX/2007
                                                                                                        following                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4892614856 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as      Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    Compliance - Right of Rescission Timing - Note Date used as Transaction DateFederal
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.
4364221125 XXXXXXXXXX XXXXXXXXXX MO    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.
7131464115 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Unable to determine under disclosure, it appears lender used an index                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        lower than available within look back.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $313,273.16 is underdisclosed from calculated Finance Charge of $315,336.10 in the amount of $2,062.94.
2993646665 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
6790233417 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9743018881 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2724829913 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA
                                                                                                        contain the                                                                                              Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        following                                                                                                in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
5464742911 XXXXXXXXXX XXXXXXXXXX MI    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.General Appraisal                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003    MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] State Compliance - Michigan      Disclosure Status TestState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided     (Counseling Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Timely): Unable to determine compliance with timing requirements due to missing       Counseling Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                 Initial Loan Application Date.[B] State Compliance - Michigan Consumer Caution and    Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance
                                                                                                                                                                                                                 Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance  - Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 with timing requirements due to missing Initial Loan Application Date.[B] State
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2003.
5535351073 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
4397815772 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Maryland Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                        contain the                                                                                              Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of
                                                                                                        following                                                                                                7 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing
                                                                                                        clauses:: ___                                                                                            Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
9960555082 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Security                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 02/XX/2006.
                                                                                                        following
                                                                                                        clauses:: ___
1654944174 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 10/XX/2007.
8583642998 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.
3304293505 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not                                                                                              -
                                                                                                        Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Verified)Federal Compliance - FACTA Disclosure MissingState Compliance - Ohio Prepayment
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       PenaltyState Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 04/XX/2007 which is 1 months   Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application         Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                        and does not                                                                                             Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio      Lender)Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                        contain the                                                                                              Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan        Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        following                                                                                                Information Document not retained by lender.[B] State Compliance - Ohio Consumer      Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices
                                                                                                                                                                                                                 Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $3,638.79 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.
7806073466 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5534230310 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     ApplicationFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7387045747 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8209450185 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4878473891 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5130394586 XXXXXXXXXX XXXXXXXXXX WI    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestState Compliance - Wisconsin Late Charge Grace Period Testing >
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   $25,000Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        and does not                                                                                             Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance         FACTA Disclosure Missing
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2008.[B] State Compliance - Wisconsin Late Charge Grace Period Testing
                                                                                                                                                                                                                 > $25,000: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
7306133473 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.
2095854617 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
7911009284 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7125687210 XXXXXXXXXX XXXXXXXXXX CO    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance  Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Notice.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Initial Loan Application Test
                                                                                                                                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6222383409 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingState Compliance - Utah Late Charge Grace                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Period TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 10/XX/2006 which is 0 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge:
                                                                                                        and does not                                                                                             Note grace period of 7 days is less than the state minimum of 10 days.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1425725515 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7704162712 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7522451996 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure due to the required rounding factor
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          of 0.125% on the note, when the note rate is 8.13%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.24000%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 8.69137% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $582,586.49 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $601,759.48 in the amount of $19,172.99.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
7582667589 XXXXXXXXXX XXXXXXXXXX WY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9954781400 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
8736488254 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - TILA Rescission -         Days From Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2008.
1904021184 XXXXXXXXXX XXXXXXXXXX SD    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2008 which is 1 months   Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.
6884865890 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3466504280 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure due to the required rounding factor of 0.125% on the                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing note, when the note rate is 8.47%.Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Less than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $522,862.84 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $524,764.78 in the amount of
                                                                                                                                                                                                                 $1,901.94.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
4364979252 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Rights Disclosure Not Provided Timely): Unable to determine compliance with timing    List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:   of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act     ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3263665425 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2006  7/XX/2006    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Utah Late Charge Grace Period TestingFederal Compliance - Missing                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Initial Loan Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - Unable to determine occupancy, compliance results were generated using a
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2006 which is 1 months   defaulted value of Primary.
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge:
                                                                                                                                                                                                                 Note grace period of 7 days is less than the state minimum of 10 days.
4098596657 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Under disclosure
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    due to the required rounding factor of 0.125% on the note, when the note rate is
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   8.00%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 8.37000% is underdisclosed from calculated
                                                                                                                                                                                                                 APR of 8.75217% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $575,454.14 is underdisclosed from calculated Finance Charge of $614,991.90 in the amount of $39,537.76.
1286374123 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance         Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
2460029844 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6985922961 XXXXXXXXXX XXXXXXXXXX WI    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 04/XX/2008 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
2369401791 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingClosing / Title - (Doc Error) TIL Error:                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Final TIL not signed by all required partiesClosing / Title - (Doc Error) TIL Error:
                                                                                                                                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Borrower signature not dated.Federal Compliance - Incorrect Right To Cancel Form Used -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Date Less than 3 Business Days From Transaction DateFederal Compliance - Right of
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 using an application date of 09/XX/2008 which is 1 months prior to consummation. A    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6194046925 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - It appears a lower Index was used at origination than
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          the 7.00% Index available within the look-back period.Federal Compliance - TIL APR
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.14000%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.49966% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $303,862.60 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $326,425.03 in the amount of $22,562.43.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
6012153660 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Under disclosure is in the payments.  Unable to determine index used                                                                               -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        by lender; however, the only index available for our look back period is 5.75%.Federal
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2005 which is 1 months   Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $343,541.36 is underdisclosed from calculated Finance Charge of $345,490.46 in the amount of $1,949.10.
3125600759 XXXXXXXXXX XXXXXXXXXX OR    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
3468260690 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Transaction DateState Compliance - California Prepayment PenaltyFederal Compliance - RESPA
                                                                                                        Security                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $11,013.39,   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            which exceeds max allowable. Prepay may be impermissible depending on the lender's    Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 license type.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date    Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                        and does not                                                                                             Date of 11/XX/2007 used as disbursement date for compliance testing.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 10/XX/2007
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2007.
3462624706 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
5950105255 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                        Security                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                        and does not                                                                                             using an application date of 07/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2008.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah Late
                                                                                                                                                                                                                 Charge: Note grace period of 7 days is less than the state minimum of 10 days.
2326903670 XXXXXXXXXX XXXXXXXXXX MS    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
9774290864 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Virginia Prepayment PenaltyFederal Compliance - RESPA
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] State Compliance - Virginia Prepayment Penalty: Virginia
                                                                                                                                                                                                                 Prepayment Penalty: Maximum calculated prepay of $12,955.59 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $8,637.07. Prepay language states prepay will not exceed maximum permitted by applicable law.
8890273906 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure is in the payment.  Unable to
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          determine the index used by lender; however, the lowest index available for our look back
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period is 4.75%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance         (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $268,732.70 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $269,420.16 in the amount of $687.46.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2004.
8127627086 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - Unable to determine under disclosure due to missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Itemization of Amount Financed.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance         TransactionFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        contain the                                                                                              date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -        TestFederal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.49000%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.82767% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $576,812.64 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $581,741.38 in the amount of $4,928.74.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
1904976507 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
1542534941 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B                                                                                                 Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                                                                                                        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                                                                                                                  TILA SOL.
                                                                                                        Missing Note
                                                                                                        Addendum: Note
                                                                                                        P&I does not
                                                                                                        match
                                                                                                        calculated P&I:
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___
8535571405 XXXXXXXXXX XXXXXXXXXX WI    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2005.
3710683158 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                                                                                                                                 Affiliated Business Disclosure due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
9165588847 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Under disclosure due to the required rounding factor
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       of 0.125% on the note, when the note rate is 7.13%Federal Compliance - Right of Rescission
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             using an application date of 06/XX/2005 which is 1 months prior to consummation. A    MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                        clauses:: ___                                                                                            Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $288,351.95 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $296,788.12 in the amount of $8,436.17.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2005.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
2576785892 XXXXXXXXXX XXXXXXXXXX HI    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2008 which is 1 months   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5003230810 XXXXXXXXXX XXXXXXXXXX IN    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5107366704 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2008 12/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Alternate source used for application dateApplication /         REVIEWER - GENERAL                                                           -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Processing - Missing Document: Missing Lender's Initial 1003Federal Compliance - TILA      COMMENT (2020-02-19):
                                                                                                                                                                                                                 12/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState        Updated from: New York
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Subprime Loan: APR on
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - New York Late Charge Grace Period      Not Provided)State Compliance - New York Subprime Home Loan Threshold Fixed                subject loan of 12.18517%
                                                                                                                                                                                                                 Testing: New York Late Charge: Note grace period of 10 days is less than the state    Non-CompliantState Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime   or Final Disclosure APR
                                                                                                                                                                                                                 minimum of 15 days.[B] State Compliance - New York Late Charge Percent Testing: New   Legend Not on Mortgage)State Compliance - (State HPML Disclosure) New York Subprime Loan   of 12.21000% is in excess
                                                                                                                                                                                                                 York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of   (Counseling Disclosure Not Provided)State Compliance - (State HPML Provision) New York     of allowable threshold of
                                                                                                                                                                                                                 2%.[B] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to   Subprime Loan (Ability to Repay not Verified)State Compliance - 5% late charge exceeds 2%  Prime Mortgage Market
                                                                                                                                                                                                                 Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not         maximum per state (NY).State Compliance - 10 day grace period less than 15 day minimum per Rate 6.11000 + 1.75%, or
                                                                                                                                                                                                                 verified with reliable documentation.[B] State Compliance - (State HPML Disclosure)   state (NY)Federal Compliance - Disbursement Date MissingFederal Compliance - (Missing      7.86000%.  Non-Compliant
                                                                                                                                                                                                                 New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan:  Data) Last Rate Set DateFederal Compliance - FACTA Disclosure Missing                      SubPrime Loan.
                                                                                                                                                                                                                 Counseling Disclosure not provided to borrower.[B] State Compliance - (State HPML
                                                                                                                                                                                                                 Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York
                                                                                                                                                                                                                 Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.[B] State Compliance - New York Subprime
                                                                                                                                                                                                                 Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 12.18517% or Final Disclosure APR of 12.21000% is in excess of allowable threshold of Prime Mortgage Market Rate 5.51000 + 1.75%, or 7.26000%.  Non-Compliant SubPrime
                                                                                                                                                                                                                 Loan.[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of
                                                                                                                                                                                                                 Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with
                                                                                                                                                                                                                 Notice of Taxes and Insurance on 1st lien, subprime loan.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2008.
1808330528 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2008.
9977587958 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                        Security                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Material Terms Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             using an application date of 09/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2008.[B] State Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                                                                                                                                 Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
8319006800 XXXXXXXXXX XXXXXXXXXX MO    3/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                           -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   partiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 03/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Loan Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days From Transaction DateState Compliance - Missouri Prepayment PenaltyState
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missouri Late Charge Grace Period TestingFederal Compliance - Disbursement
                                                                                                                                                                                                                 using an application date of 02/XX/2009 which is 1 months prior to consummation. A    Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of
                                                                                                                                                                                                                 10 days is less than the state minimum of 15 days.[B] State Compliance - Missouri
                                                                                                                                                                                                                 Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $3,690.07 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2009, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2009.
5267183658 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
5110838870 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Under disclosure due to the required rounding factor of
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       0.125% on the note, when the note rate is 8.08%Federal Compliance - TILA - Incorrect Right
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     DC)Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 using an application date of 08/XX/2005 which is 1 months prior to consummation. A    Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $365,846.26 is underdisclosed from calculated Finance Charge of $372,061.06 in the amount of $6,214.80.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal Compliance - TILA - Incorrect Right
                                                                                                                                                                                                                 To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                 DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4447495976 XXXXXXXXXX XXXXXXXXXX WI    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
8621489832 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
2764417926 XXXXXXXXXX XXXXXXXXXX NV    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        not on a                                                                                                 Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance         Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        contain the                                                                                              date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2004.
2388587547 XXXXXXXXXX XXXXXXXXXX LA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestState Compliance - Louisiana Late Charge Grace Period
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.[B] State Compliance - Louisiana Late Charge Grace Period Testing: Louisiana
                                                                                                                                                                                                                 Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
8012610155 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3764598869 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
2859564720 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                        following                                                                                                of application date located in file.  Compliance tests were run using an application
                                                                                                        clauses:: ___                                                                                            date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
4307125901 XXXXXXXXXX XXXXXXXXXX ID    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Idaho Prepayment PenaltyState Compliance - Idaho Residential Mortgage Practices Act (Rate
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Lock Agreement Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 testing.[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Missing
                                                                                                                                                                                                                 Disclosure not provided to borrower.[B] State Compliance - Idaho Prepayment Penalty:
                                                                                                                                                                                                                 Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
4973563679 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - FACTA Disclosure MissingState Compliance - South Carolina
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2008 which is 1 months   Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
3125509841 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2008 which is 1   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.
8693150553 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Pennsylvania Prepayment Penalty First LienState Compliance -                                                                                         -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Pennsylvania First Lien Late Charge Grace Period TestingFederal Compliance - RESPA
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2008 which is 1 months   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] State Compliance - Pennsylvania Prepayment Penalty First Lien:
                                                                                                                                                                                                                 Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $217,873.00.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5806879782 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
9609926340 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Loan Application Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7042755280 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   amount, whichever applies.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
9223134356 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006    MissingClosing / Title - (Doc Error) TIL Error: Final TIL not signed by all required
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     parties
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
6952237594 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Lender)State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Verified)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales       Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2007.
8794436770 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                           -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   partiesClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                        clauses:: ___                                                                                            Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
2545435340 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
1054899432 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Pennsylvania First Lien Late Charge Grace Period
                                                                                                                                                                                                                 11/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2008 which is 1   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2008.
7302705406 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2008 which is 1 months   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
6020452945 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2003.
7714910645 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 12/XX/2006 which is 0 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
1203669115 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)                                                                                            Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Missing Note                                                                                             Compliance tests were run using an application date of 11/XX/2006 which is 1 months
                                                                                                        Addendum: Note                                                                                           prior to consummation. A lookback was performed to determine this application
                                                                                                        P&I does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        match                                                                                                    Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        calculated P&I:                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        Note P&I of ___                                                                                          to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        does not match                                                                                           information.
                                                                                                        Calculated P&I
                                                                                                        of ___
4083953664 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Late Charge
                                                                          Debt Consolidation                                                                                                                     Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Transaction DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 period less than 15 days.[B] Federal Compliance - ARM Disclosure Prior to Closing     TimingFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Save
                                                                                                                                                                                                                 Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not ProvidedFederal
                                                                                                                                                                                                                 borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 not start as an ARM.[B] Federal Compliance - CHARM Booklet Disclosure Prior to        Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower at least three (XXXXXXXXXXX)   MissingState Compliance - 10 days grace period is less than the 15 days minimum per state
                                                                                                                                                                                                                 days prior to consummation for a loan that did not start as an ARM.[B] Federal        of NJ.
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not
                                                                                                                                                                                                                 Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not
                                                                                                                                                                                                                 provided to borrower.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2008.
4052907058 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2009  3/XX/2009    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Security                                                                                                 04/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateState Compliance - New York Subprime Home Loan Threshold Fixed
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Non-CompliantState Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Legend Not on Mortgage)State Compliance - (State HPML Disclosure) New York Subprime Loan
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     (Counseling Disclosure Not Provided)State Compliance - (State HPML Provision) New York
                                                                                                        and does not                                                                                             using an application date of 03/XX/2009 which is 1 months prior to consummation. A    Subprime Loan (Ability to Repay not Verified)State Compliance - New York Late Charge
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - New  Percent TestingState Compliance - New York Late Charge Grace Period TestingFederal
                                                                                                        following                                                                                                York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        clauses:: ___                                                                                            days is less than the state minimum of 15 days.[B] State Compliance - New York Late   Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000%    Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                                                                                                                                 exceeds the state maximum of 2%.[B] State Compliance - (State HPML Provision) New     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:           Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Borrower's ability to repay not verified with reliable documentation.[B] State        Missing
                                                                                                                                                                                                                 Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure
                                                                                                                                                                                                                 Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.[B] State Compliance - (State HPML Disclosure) New York Subprime Loan
                                                                                                                                                                                                                 (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking
                                                                                                                                                                                                                 Law.[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant:
                                                                                                                                                                                                                 New York Subprime Loan: APR on subject loan of 10.05861% or Final Disclosure APR of
                                                                                                                                                                                                                 10.09000% is in excess of allowable threshold of Prime Mortgage Market Rate 4.86000 +
                                                                                                                                                                                                                 1.75%, or 6.61000%.  Non-Compliant SubPrime Loan.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2009, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2009.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
4264214144 XXXXXXXXXX XXXXXXXXXX WY    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 01/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2008 which is 1   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2009.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
2415023313 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
1162119939 XXXXXXXXXX XXXXXXXXXX LA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 using an application date of 01/XX/2008 which is 1 months prior to consummation. A    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1872003631 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                        and does not                                                                                             using an application date of 03/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        clauses:: ___                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
6243092069 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 using an application date of 12/XX/2007 which is 1 months prior to consummation. A    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6498046785 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TIL itemization did not disclose a Recording Service fee of $61 as a                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        prepaid finance charge.Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       FACTA Disclosure Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $652,122.46 is underdisclosed from calculated Finance Charge of $652,183.14 in the amount of $60.68.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.
1075048121 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7105183001 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL EstimatedFederal Compliance - RESPA Disclosure - Affiliated                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
5296337969 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Final                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     TIL EstimatedFederal Compliance - Under disclosed in the payments.  Unable to determine date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed  index used by lender; however, the closest index available for the look back period is
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        1.23%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $175,849.30 is underdisclosed from calculated Finance Charge of $176,239.09 in the amount of $389.79.[B] Federal Compliance - Final TIL Estimated: Final TIL
                                                                                                                                                                                                                 disclosure found in file had markings indicating one or more entries are estimates.
9042630868 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Transaction DateState Compliance - New York Prepayment PenaltyState Compliance - New York  (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Late Charge Percent TestingFederal Compliance - Missing Initial Loan Application           procure.                  procure.
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement MissingFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA  Testing
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New
                                                                                                                                                                                                                 York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of
                                                                                                                                                                                                                 2%.[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:
                                                                                                                                                                                                                 Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.87500% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.
7680376931 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1203897773 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1035519401 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                                 -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): Maximum prepay  allowed on a loan with an interest rate less than 8%   Application Test
                                                                                                                                                                                                                 is 6 months interest calculated on 80% of the original balance. ($5,541.15].  Loan contracts for maximum calculated prepay of $6,926.43, which exceeds max allowable.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7993148017 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5078786738 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8242459412 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  State Compliance - California Prepayment PenaltyFederal Compliance - Federal FACTA                                                                                      -
                                                                                                                                                                                                                 Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Disclosure Timing Test
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $15,592.50, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
1874549617 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5784149709 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4594216438 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9069365873 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4559244540 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 13.26000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9356051554 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7713181989 XXXXXXXXXX XXXXXXXXXX KS    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8043522808 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
2532944683 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.
6915320521 XXXXXXXXXX XXXXXXXXXX ID    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - CHARM
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Booklet Disclosure StatusState Compliance - Idaho Prepayment PenaltyState Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)Federal
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock    Within 3 Business Days of Application
                                                                                                                                                                                                                 Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float
                                                                                                                                                                                                                 Disclosure not provided to borrower.[B] State Compliance - Idaho Prepayment Penalty:
                                                                                                                                                                                                                 Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2007.
6754925478 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        (Missing Doc)                                                                                            09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  0.125%Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___                                                                                                   Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.89000% is underdisclosed from calculated APR of 9.18474% outside of 0.125% tolerance.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
8378152136 XXXXXXXXXX XXXXXXXXXX UT    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 08/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.[B] State
                                                                                                                                                                                                                 Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
8100762442 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    UTD        Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        generated using a defaulted value of Primary.General Appraisal Requirements - Due to lack
                                                                                                        (Missing Doc)                                                                                            provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Missing Note                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     contract sales price or original loan amount, whichever applies.Federal Compliance - TILA
                                                                                                        Addendum: Note                                                                                           using an application date of 09/XX/2007 which is 1 months prior to consummation. A    Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        P&I does not                                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure -
                                                                                                        match                                                                                                    Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        calculated P&I:                                                                                          than single family residence, state and federal testing may be impacted.[B] Federal   ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing
                                                                                                        Note P&I of ___                                                                                          Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Initial Loan Application Test
                                                                                                        does not match                                                                                           Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        Calculated P&I                                                                                           determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        of ___                                                                                                   applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
7970222486 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - Under disclosure due to loan is an arm and the lender TIL reflects                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Maximum prepay  allowed is 6 months interest calculated on 80% of the original        fixed rate.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Security                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $10,414.00,   Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            which exceeds max allowable. Prepay may be impermissible depending on the lender's    MissingFederal Compliance - CHARM Booklet Disclosure StatusState Compliance - California
                                                                                                        not on a                                                                                                 license type.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable   Prepayment PenaltyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingClosing
                                                                                                        and does not                                                                                             provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        contain the                                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        following                                                                                                Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance
                                                                                                        clauses:: ___                                                                                            testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,336.04 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $425,844.28 in the amount of
                                                                                                                                                                                                                 $2,508.24.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.
6960281096 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2008.
4383012395 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - Missing Initial Loan Application Test
                                                                                                        match                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I:                                                                                          business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        Note P&I of ___                                                                                          Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        does not match                                                                                           in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                        Calculated P&I                                                                                           (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
                                                                                                        of ___
6708533474 XXXXXXXXXX XXXXXXXXXX OR    3/XX/2008  2/XX/2008    UTD        Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - CHARM
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         Compliance - FACTA Disclosure MissingMiscellaneous Compliance - Unable to determine
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA
                                                                                                        contain the                                                                                              Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        following                                                                                                Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
9747113581 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.
1626619320 XXXXXXXXXX XXXXXXXXXX OR    1/XX/2009  12/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Amount FinancedState Compliance - Oregon Prepayment Penalty Max PrepayState Compliance -
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Oregon Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2008 which is 1 months   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 date.[B] State Compliance - Oregon Late Charge Grace Period Testing: Oregon Late      Missing
                                                                                                                                                                                                                 Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B]
                                                                                                                                                                                                                 State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty:
                                                                                                                                                                                                                 Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $186,756.42 is underdisclosed from calculated Finance Charge of $186,856.99 in the amount of $100.57.
1544504552 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5763160670 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7441255767 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8637088303 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Test
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2007.
7397337807 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5578043171 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2734668952 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6417441567 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Missing
                                                                                                                                                                                                                 01/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4296214222 XXXXXXXXXX XXXXXXXXXX ID    10/XX/2009 9/XX/2009    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement  Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular TransactionFederal                                                                                -
                                                                          Debt Consolidation                                                                                                                     Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float           Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                 Disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     ApplicationState Compliance - Idaho Residential Mortgage Practices Act (Rate Lock
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  Agreement Not Provided)Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                 Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - TIL-MDIA 2009 Three Day
                                                                                                                                                                                                                 Waiting Period Irregular Transaction: Truth in Lending Act (XXXXXXXXXXX):  Corrected
                                                                                                                                                                                                                 TIL for APR inaccuracy was not received by the borrower at least three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days prior to closing.
1910258775 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Amount Financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,843.13 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $415,923.09 in the amount of $79.96.
1307778414 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $445,733.09 is underdisclosed from calculated        Amount Financed
                                                                                                                                                                                                                 Finance Charge of $445,970.05 in the amount of $236.96.
4213051629 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8409049371 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6458996311 XXXXXXXXXX XXXXXXXXXX AR    10/XX/2006 8/XX/2006    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
9028632679 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #          Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Assignment Date missing.  Creditor application date used as FHA case # assignment     refiFederal Compliance - FHA Case Number Assignment Date MissingFederal Compliance - TILA
                                                                                                                                                                                                                 date for purposes of any applicable compliance testing.[B] State Compliance -         Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateState
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)State
                                                                                                                                                                                                                 Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights        Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] State Compliance - Michigan Consumer Caution  ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of
                                                                                                                                                                                                                 and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage         Rights Disclosure Not Provided)Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1692084633 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8291592246 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2008  4/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability   State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay                                                                                -
                                                                                                                                                                                                                 to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File    not Verified)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 does not contain evidence that analysis of borrower's ability to repay was performed  Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
1516603729 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  3/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationState                                                                                  -
                                                                                                                                                                                                                 Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Compliance - California Prepayment PenaltyFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $7,728.00,    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's    Application
                                                                                                                                                                                                                 license type.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
6258815475 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3762004939 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 refi: Original Lender was not able to be determined. Unable to determine if correct   Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated  to determine if loan is a same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8286139639 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not                                                                                            -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance - South
                                                                                                                                                                                                                 Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                 Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8097469967 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Score Disclosure was provided due to missing information.[B] Federal Compliance -     Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
2937759984 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months   Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4920755266 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1736423456 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8094170447 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL itemization did not disclose an e-doc fee of $75 or a wire fee of                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     $25 as prepaid finance charge.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $336,581.74 is underdisclosed from calculated Finance Charge of $336,682.93 in the amount of $101.19.
6396463676 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    Federal Compliance - (Missing Data) Last Rate Set Date                                                                                                                  -
                                                                          Other                                                                                                                                  Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
5877726161 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4540274626 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - RESPA                                                                                      -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Ohio Standard Prepayment
                                                                                                                                                                                                                 Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7288893014 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -                                                                              -
                                                                          Other                                                                                                                                  Maximum calculated prepay of $2,403.02 exceeds the state maximum of 2 months interest Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      Application
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
4855016255 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5818650349 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8442536917 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5440113496 XXXXXXXXXX XXXXXXXXXX LA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disbursement DateFederal Compliance - Final TIL Finance Charge Under DisclosedFederal
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2005 which is 1 months   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $235,554.07 is underdisclosed from calculated Finance Charge of $235,661.40 in the amount of $107.33.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
4080790526 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Til itemization did not disclose an Attorney fee of $450 as prepaid                                                                                -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     finance charge.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $271,720.83 is underdisclosed from calculated Finance Charge of $272,171.27 in the amount of $450.44.
5669433404 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5373751968 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6736130647 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Application
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
1992772483 XXXXXXXXXX XXXXXXXXXX MO    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Score Disclosure was provided due to missing information.[B] Federal Compliance -     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4119130712 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  State Compliance - California Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                          Other                                                                                                                                  Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $8,160.00,    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's    FACTA Disclosure Missing
                                                                                                                                                                                                                 license type.[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine
                                                                                                                                                                                                                 FACTA Credit Score Disclosure was provided due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5327484082 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data) Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be to determine if loan is a same lender refiFederal Compliance - FACTA Disclosure Missing determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
9148680218 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
2081167383 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
4238909278 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9481767171 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide         Disclosure Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8432912051 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
6347441136 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Grace Period Testing: Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 California Late Charge: Note grace period of 5 days is less than the state minimum of RefinanceState Compliance - California Primary Residence Late Charge Grace Period
                                                                                                                                                                                                                 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  Loan Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7379360196 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $9,880.00,    Business Days From Transaction DateState Compliance - California Prepayment PenaltyFederal
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 license type.  Prepay language states prepay will not exceed maximum permitted by     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 applicable law.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure    TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3311338547 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
8876430393 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable   (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] State Compliance -          to determine if loan is a same lender refiFederal Compliance - FACTA Disclosure            procure.                  procure.
                                                                                                                                                                                                                 California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed MissingState Compliance - California Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 is 6 months interest calculated on 80% of the original balance (XXXXXXXXXXX).  Loan   Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 contracts for maximum calculated prepay of $8,477.00, which exceeds max allowable.    providedFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For
                                                                                                                                                                                                                 Prepay may be impermissible depending on the lender's license type.  Prepay language  Fee Testing states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6379798737 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9633628197 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit   Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Score Disclosure was provided due to missing information.[B] State Compliance -       Disbursement DateState Compliance - Maryland Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 prepay of $2,337.49 exceeds the state maximum of 2 months interest calculated on 2/3  Business Days of ApplicationFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 of the original balance (XXXXXXXXXXX).[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9395074969 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Ohio Alternate Prepayment Penalty SMLA TestFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (XXXXXXXXXXX)[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
8805592283 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4964993239 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9003582741 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Days of ApplicationFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
2746858345 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3011622624 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  12/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1032501491 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4667188119 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
1525263551 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Days of Application
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.75000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
1623279828 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - New York Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    provided
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $250,000 and an introductory period less than 5 years.  Prepay language states prepay will not exceed maximum permitted by applicable law.
1917763484 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Initial Loan Application Test
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
2717322097 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8502781137 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment     State Compliance - Massachusetts Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                              -
                                                                          Other                                                                                                                                  Penalty: Maximum calculated prepay of $5,724.00 exceeds the state maximum of 3 months Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 interest  (XXXXXXXXXXX).[B] Federal Compliance - RESPA Disclosure - Affiliated        Application
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1492666777 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application Test
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7056007162 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Application Test
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2291774176 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Right                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Rescission Timing - Note Date used as Transaction DateFederal Compliance - CHARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
6166500080 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not                                                                                   -
                                                                          Other                                                                                                                                  Rights Disclosure Not Provided Timely): Unable to determine compliance with timing    Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
7318319925 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2003  7/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 refi: Original Lender was not able to be determined. Unable to determine if correct   refiFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated  RefinanceFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   itemization of amount financedFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $285,280.24 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $285,515.13 in the amount of $234.89.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Unable to determine if Notice of Right to Cancel was executed on the proper
                                                                                                                                                                                                                 Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4137637253 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2003  7/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8113263115 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2003  8/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed  Days of Application to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1987777087 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7597928780 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1100954698 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated       StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                 Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
5296188415 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated       Application
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8710648109 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1750191047 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Amount Financed.Federal Compliance - ARM Disclosure Status TestFederal Compliance - CHARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $867,639.61
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $867,811.13 in the amount of
                                                                                                                                                                                                                 $171.52.
5922259567 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - TILA
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
7166408921 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Finance Charges.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Business Days of ApplicationFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $895,504.12
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $895,712.51 in the amount of
                                                                                                                                                                                                                 $208.39.
8951158480 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7732978886 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
3167271262 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2008  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Final TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - Unable to
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   determine the reason for the under disclosure due to missing the itemization of amount
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    financed. Also Index used is unknown.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -     Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business      Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.39070% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.94311% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $820,937.17
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $1,044,074.79 in the amount of
                                                                                                                                                                                                                 $223,137.62.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9612639529 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8495195997 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
2565266391 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Application
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
4302271633 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9057570084 XXXXXXXXXX XXXXXXXXXX NV    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     itemization of amount financed.Federal Compliance - Right of Rescission Timing - Note Date
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   used as Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 05/XX/2007   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,642,425.40 is underdisclosed from calculated Finance Charge of $1,642,755.10 in the amount of $329.70.
6256442169 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7588203563 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9554154117 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2347694437 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3641466411 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated       Application
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4006964200 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Federal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9254278364 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     refiFederal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan   Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  Application Test were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7082950548 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Disclosure Timing Test
                                                                                                                                                                                                                 after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
3976555887 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5801748170 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9593938227 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
7363688352 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on     Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7948768485 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
6982996146 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     RefinanceFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Incorrect Right
                                                                                                                                                                                                                 To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
1152134865 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $736,851.22
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $739,733.60 in the amount of
                                                                                                                                                                                                                 $2,882.38.
9053881439 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1855889993 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score
                                                                                                                                                                                                                 Disclosure was provided due to missing information.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8812643847 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2874157744 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9215742450 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Under disclosure of finance charge is due to Lender gave the borrower                                                                              -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL      a credit on the 1st page of the HUD for $1,339 towards the borrowers overall closing
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of     costs.  This credit was not included in the prepaid finance charge calculation.Federal
                                                                                                                                                                                                                 $952,670.67 is underdisclosed from calculated Finance Charge of $954,075.25 in the    Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From amount of $1,404.58.[B] Federal Compliance - TILA Rescission - Disbursement Date Less Transaction DateFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
8498678556 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business   Itemization of Amount Financed.Federal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure  Within 3 Business Days of Application
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $850,216.11 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $851,033.67 in the amount of $817.56.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8471859546 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
5065741931 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4706335812 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
6351825354 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  3/XX/2007    Primary    Construction                                                               D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                      No         TNR Testing Not
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Status TestFederal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance -                                                                                Required
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.[B] Federal Compliance - CHARM Booklet Disclosure Status:
                                                                                                                                                                                                                 TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.
6587360796 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $917,358.22
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $917,847.49 in the amount of
                                                                                                                                                                                                                 $489.27.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
2216792843 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5533762010 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
3439167106 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Application
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
3431688731 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3156154152 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
3699367067 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2636539145 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7274965871 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2897835336 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to borrower.
6965367966 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Initial Loan Application Test
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7438829655 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Unable to determine under disclosure due to missing itemization of    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           amount financed.Federal Compliance - TILA Rescission - Disbursement Date Less than 3       (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -       procure.                  procure.
                                                                                                                                                                                                                 Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - CHARM Booklet Disclosure Status:    - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to           Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $785,701.03 is underdisclosed from calculated Finance Charge of $790,344.44 in the amount of $4,643.41.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
4436581893 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3233803526 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
6316716788 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9550879053 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
2853972724 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
9118324687 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5254942604 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
4012699081 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
6338720259 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Amount Financed.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three   Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 (XXXXXXXXXXX) days of application.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $439,966.44 is underdisclosed from calculated Finance Charge of $440,133.86 in the amount of $167.42.
1519292771 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Business Days of Application
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
8549824049 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Business Arrangement Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.
9347242834 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
9282569552 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure:       Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Status TestFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did  Affiliated Business Arrangement DisclosureFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 not start as an ARM.[B] Federal Compliance - FACTA Disclosure Missing: Unable to      Affiliated Business Arrangement Disclosure MissingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 determine FACTA Credit Score Disclosure was provided due to missing information.[B]   Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
5717387249 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
9685802173 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Disclosure Timing Test
                                                                                                                                                                                                                 after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $1,580,524.74 is underdisclosed from calculated Finance Charge of $1,581,399.87 in the amount of $875.13.
9558398705 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
9991262908 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8861015814 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8977409343 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Closing / Title - Close at Home Loan. Final TIL not signed however, Acknowledgement of     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Receipt in file signed by borrower.General Appraisal Requirements - Due to lack of         (2020-02-19): Received    (2020-02-19): Received                             Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        appraised value, compliance tests requiring an LTV were run off an assumed value of a      HUD.REVIEWER - GENERAL    HUD.
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     contract sales price or original loan amount, whichever applies.Federal Compliance - Right COMMENT (2020-02-19):
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2004 which is 1   of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan       Received HUD. Same as
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Close at Home Loan. Final HUD-1 not signed by         prior which is unsigned
                                                                                                                                                                                                                 date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      borrowers however, Acknowledgment of Receipt is in the file signed by borrowers. This      or stamped final.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission      unsigned HUD was used for compliance testing.
                                                                                                                                                                                                                 timing requirements.
7043845201 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - CHARM Booklet                                                                                -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
5511922743 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee        SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Testing                                                                                    (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                                                                                                                           procure.                  procure.
6188180148 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2003  4/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies                                                                                       -
                                                                                                                                                                                                                 Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 Bill of Rights disclosure not provided to borrower.[B] State Compliance - Michigan    ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of
                                                                                                                                                                                                                 Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Rights Disclosure Not Provided)
                                                                                                                                                                                                                 Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                                                                 provided to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.
4704307598 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2003  2/XX/2003    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
8036635004 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
6804130457 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Unable to determine the source of the under disclosure as the file    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           did not contain the Itemization of Amount Financed.Federal Compliance - Missing Initial    (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Loan Application TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or        procure.                  procure.
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Stamped Used For Fee Testing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $313,895.67 is underdisclosed from calculated Finance Charge of $314,023.28 in the amount of $127.61.
4825388612 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9553134768 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2004  2/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Unable                                                                              -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $344,775.54 is underdisclosed from calculated        to determine underdisclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $345,015.44 in the amount of $239.90.
3572025359 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2004 9/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.
8944613018 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2004 8/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Right of Rescission Timing - Note Date used as Transaction DateFederal Compliance - CHARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.
7667450584 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2004 8/XX/2004    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
1041987856 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2008  3/XX/2008    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4276681125 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 02/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2005 which is 1   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2005.
7821116439 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Amount Financed.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 12/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2004 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $315,945.80 is underdisclosed from calculated Finance Charge of $315,981.56 in the amount of $35.76.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
6854033156 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 12/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2004 which is 1   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
1176355480 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - TILA                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 09/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2004 which is 1   TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $297,109.60 is underdisclosed from calculated Finance Charge of $297,150.71 in the amount of $41.11.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2004.
6791852944 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 04/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2004 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2004.
1610945233 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2003 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2003.
9810629301 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Type Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2002 which is 1   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  not provided date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2002.
5337658758 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7053985065 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing Data)                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7940254536 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  5/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $382,138.95 is underdisclosed from calculated        Compliance - Unable to determine under disclosure due to missing Itemization of Amount
                                                                                                                                                                                                                 Finance Charge of $382,344.57 in the amount of $205.62.[B] Federal Compliance - Final Financed.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                 TIL was not provided to the borrower by closing.
6341184398 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2005  4/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1683491669 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4497538740 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
7424926292 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2006  3/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - CHARM Booklet                                                                                -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disclosure TimingFederal Compliance - ARM Disclosure Timing TestState Compliance - South
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              Days of Application
                                                                                                                                                                                                                 application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                 South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8918013808 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  2/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4713442319 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2005  10/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5709185757 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2001 9/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA - Final TIL MissingFederal Compliance - Right of Rescission                                                                                   -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Timing - Receipt Date MissingFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
                                                                                                                                                                                                                 Affiliated Business Disclosure due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA - Final TIL Missing: Missing Final TIL.
1605420213 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to borrower.
6866096803 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9250493593 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
6503138485 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.
5156009867 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc                                                                                   -
                                                                                                                                                                                                                                                                                                       Error) TIL Error: Borrower signature not dated.
9203699644 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
3842337414 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5708601245 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before              Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Final                                                                               -
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     TIL Not Provided to Borrower At or Before Consummation
                                                                                                                                                                                                                 closing.
4440618905 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
7932180474 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation                                                                                       -
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9732576450 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure.
9485485234 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6209390777 XXXXXXXXXX XXXXXXXXXX AL    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  PartiesFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing /
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to          Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5703467000 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        (Missing Doc)                                                                                            06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement DisclosureFederal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Affiliated Business Arrangement Disclosure MissingFederal Compliance - Payoff Statement
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        does not match                                                                                           Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Calculated P&I                                                                                           included in the pay-off which may impact high cost findings.[B] Federal Compliance -  amount, whichever applies.
                                                                                                        of ___                                                                                                   RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                                                                                                                                 Affiliated Business Disclosure due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1092615687 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
3179469215 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     - Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Right of Rescission Timing - Receipt Date MissingState Compliance - New York
                                                                                                                                                                                                                 date.[B] State Compliance - New York Late Charge Percent Testing: New York Late       Late Charge Percent TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Unable to determine if loan is a same lender      Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 refi: Original Lender was not able to be determined. Unable to determine if correct   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set   MissingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4993611813 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        match           with the loan                                                                            using an application date of 01/XX/2008 which is 1 months prior to consummation. A    Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Note P&I of ___ term, and                                                                                (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was or original loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            not able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                        Calculated P&I  on the loan                                                                              used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___[B]                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Closing / Title                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        - Security                                                                                               to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Instrument is                                                                                            information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        FNMA/FHLMC form                                                                                          disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        and does not                                                                                             date of 02/XX/2008.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8772501265 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
2326775018 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - The Approval indicates the Index used was 4.73%. The only Index                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available within the look-back period is 4.77%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $778,481.98 is underdisclosed from calculated Finance Charge of $782,174.78 in the amount of $3,692.80.
5474941166 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
7360638846 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates Lender used an Index of 5.216%. The closest Index                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in our look back period is 4.997%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - Illinois
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Prepayment Penalty
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $982,081.42 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,036,201.51 in the amount of
                                                                                                                                                                                                                 $54,120.09.
8123192823 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.997% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     is 5.15333%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $661,615.22
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $687,139.11 in the amount of
                                                                                                        contain the                                                                                              $25,523.89.
                                                                                                        following
                                                                                                        clauses:: ___
2913508789 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7128312723 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      value of 4.897% per approval, however the lowest index value available in the look back
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):  period is 5.08083%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater    ARM Disclosure Status TestState Compliance - Illinois Prepayment PenaltyFederal Compliance
                                                                                                                                                                                                                 than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states    - Missing Initial Loan Application Test
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $370,058.24 is underdisclosed from calculated Finance Charge of $384,701.03 in the amount of $14,642.79.
6478969493 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    TILA SOL.Federal Compliance - Approval indicates the Index used was 2.97%. The lowest
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Index available within the look-back period is 3.24%Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Compliance - ARM Disclosure Compliant TestFederal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date   ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 11/XX/2005   Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $285,515.56 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $303,755.39 in the amount of $18,239.83.
8900430701 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   1.9960% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 2.52000%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Prior to Closing TimingState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] State
                                                                                                                                                                                                                 Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $5,920.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 5.21600% is underdisclosed from calculated APR of 5.73375% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $326,209.80 is underdisclosed from calculated Finance Charge of $380,079.48 in the amount of $53,869.68.
2389952758 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business   Application
                                                                                                        Instrument is                                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        not on a                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          to applicant within three (XXXXXXXXXXX) business days of application.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5825091259 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2004  6/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7137393627 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2697235765 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Threshold)State Compliance - Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Licensing Act (Counseling Requirement)State Compliance - Minnesota Residential Mortgage
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Minnesota Residential Mortgage         Originator and Servicer Licensing Act (Ability to Repay not Verified)Federal Compliance -
                                                                                                                                                                                                                 Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to      Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 repay not verified with reliable documentation.[B] State Compliance - Minnesota       Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement):  Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a  Disclosure Missing
                                                                                                                                                                                                                 "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.[B] State Compliance -
                                                                                                                                                                                                                 (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime
                                                                                                                                                                                                                 Loan: APR on subject loan of 9.21463% or Final Disclosure APR of 9.23000% is in excess of allowable threshold of USTreasury 4.8400% + 3%, or 7.84000%.  Compliant
                                                                                                                                                                                                                 Subprime Loan.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2007.
6040918520 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - TILA - Final TIL MissingFederal Compliance - Right of Rescission Timing -
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        - ARM Disclosure Status TestFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006    loan is a same lender refiFederal Compliance - Disbursement Date MissingFederal Compliance
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        contain the                                                                                              Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        following                                                                                                Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        clauses:: ___                                                                                            evidence of application date located in file.  Compliance tests were run using an     amount, whichever applies.
                                                                                                                                                                                                                 application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                 TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
1024856939 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                          acknowledged                 B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:    Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       ARM Disclosure Compliant TestFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement DisclosureFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2006.
6699211294 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.              Disclosure Missing
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7194284589 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             using an application date of 07/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.
8715429758 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Final TIL                                                                                             -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     EstimatedFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Days From Transaction DateFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2006.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
4288095538 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on note of $3136 does not correspond with the loan                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   amount, loan term and interest rate on the note.Federal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             using an application date of 06/XX/2006 which is 1 months prior to consummation. A    Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $1,053,668.65 is underdisclosed from calculated Finance Charge of $1,053,717.27 in the amount of $48.62.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.
7723248163 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
9103944079 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1177222087 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Unable to determine under disclosure due to missing Itemization of Amount Financed.Federal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,044,096.81 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,044,296.54 in the amount of $199.73.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2007.
6893012697 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1246904229 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
3975386718 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1841413950 XXXXXXXXXX XXXXXXXXXX MS    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 06/XX/2008 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
5668957130 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TIL Itemization did not disclose the $80.60 recording service fee as                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     prepaid finance charges.Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $543,096.33 is underdisclosed from calculated Finance Charge of $543,183.22 in the amount of $86.89.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
8665335878 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                        Security                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 06/XX/2006
                                                                                                        following                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.
6340187461 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Security                                                                                                 information.[B] State Compliance - California Prepayment Penalty: California          Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                        Instrument is                                                                                            Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of Compliance - ARM Disclosure Timing TestState Compliance - California Prepayment
                                                                                                        not on a                                                                                                 the original balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of  PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          $21,839.95, which exceeds max allowable. Prepay may be impermissible depending on the Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        and does not                                                                                             lender's license type.  Prepay language states prepay will not exceed maximum         Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        contain the                                                                                              permitted by applicable law.[B] Federal Compliance - CHARM Booklet Disclosure Timing: FACTA Disclosure Missing
                                                                                                        following                                                                                                Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                        clauses:: ___                                                                                            Application Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement
                                                                                                                                                                                                                 Date Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                 Notary Date of 05/XX/2007 used as disbursement date for compliance testing.[B]
                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
3750704054 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3023620362 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
6455124459 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
5686168664 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Affiliated Business Arrangement DisclosureFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Affiliated Business Arrangement Disclosure MissingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                 Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
2007715538 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             using an application date of 06/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
8680764975 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6337826018 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
2994552842 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
1417107899 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9603698460 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Unable to determine cause of under-disclosure.
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Appears to be index related.Federal Compliance - CHARM Booklet Disclosure StatusState
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Pennsylvania Prepayment Penalty Banking CodeFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance         Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - Pennsylvania Prepayment
                                                                                                        clauses:: ___                                                                                            Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $383,594.83 is underdisclosed from calculated Finance Charge of $384,685.12 in the amount of $1,090.29.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2004.
9856542361 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
1278101249 XXXXXXXXXX XXXXXXXXXX IN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Application Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4888248945 XXXXXXXXXX XXXXXXXXXX DE    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL itemization did not disclose a Recording Service
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  fee of $172 as a prepaid financecharge.Federal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        contain the                                                                                              Lending Act: Final TIL Finance Charge of $222,871.47 is underdisclosed from
                                                                                                        following                                                                                                calculated Finance Charge of $223,045.69 in the amount of $174.22.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
6241192684 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2220137787 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] General                                  B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Appraisal                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Requirements -                                                                                           11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure MissingFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        Incorrect                                                                                                TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Appraisal Form                                                                                           Brochure not provided to borrower.[B] Federal Compliance - HELOC Fees Used For        Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms
                                                                                                        type: Appraisal                                                                                          Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed      Disclosure MissingFederal Compliance - HELOC Fees Used For TestingFederal Compliance -
                                                                                                        Form 2055                                                                                                those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, TILA HELOC - HELOC Brochure Missing
                                                                                                        (Exterior Only)                                                                                          and local high cost testing[B] Federal Compliance - TILA HELOC - Important Terms
                                                                                                        used for                                                                                                 Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure
                                                                                                        incorrect                                                                                                not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Subject                                                                                                  Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        property type.:                                                                                          using an application date of 10/XX/2005 which is 1 months prior to consummation. A
                                                                                                        -                                                                                                        lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                 - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2005.
1721303754 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important                                                                               -
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at Terms Disclosure MissingFederal Compliance - Costs and Fees Not Disclosed In HELOC
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    AgreementFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 01/XX/2006 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"
                                                                                                                                                                                                                 disclosure not provided to borrower.
2744017212 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Second     Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                               Home                                                                                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   appraised value, compliance tests requiring an LTV were run off an assumed value of a months prior to consummation. A lookback was performed to determine this application  contract sales price or original loan amount, whichever applies.Closing / Title - (Doc
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3024175350 XXXXXXXXXX XXXXXXXXXX DC    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     of Right To Cancel Not Provided to All Required PartiesFederal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        Addendum: Note  does not                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           same lender refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                        P&I does not    correspond                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        calculated P&I: amount, loan                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        Note P&I of ___ term, and                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        does not match  interest rate                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        of ___[B]                                                                                                Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        Closing / Title                                                                                          all parties whose ownership interest is or will be subject to the security interest.
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3657109205 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2006  3/XX/2006    Primary    Purchase                      [C] Closing /   Unable to                    B           B           B           B           B           [B] State Compliance - Massachusetts Late Charge Grace Period Testing: Massachusetts  State Compliance - Massachusetts Late Charge Percent TestingState Compliance -                                                                                          -
                                                                                                        Title -         determine                                                                                Late Charge: Note grace period of 10 days is less than the state minimum of 15        Massachusetts Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure -
                                                                                                        (Missing Doc)   under                                                                                    days.[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Missing Note    disclosure                                                                               Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.[B] ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        Addendum: Note  due to                                                                                   Federal Compliance - Missing Initial Loan Application Test: No evidence of            Compliance - (Doc Error) Initial GFE not provided
                                                                                                        P&I does not    Itemization                                                                              application date located in file.  Compliance tests were run using an application
                                                                                                        match           of Amount                                                                                date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        calculated P&I: Financed does                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Note P&I of ___ not contain                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        does not match  break down of                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        Calculated P&I  the fees.                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days of application due to missing information.
3582451014 XXXXXXXXXX XXXXXXXXXX NC    9/XX/2007  8/XX/2007    UTD        Refinance Cash-out -          [B] Closing /   Missing from                 B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - CHARM Booklet                                                                                -
                                                                          Other                         Title -         note.                                                                                    ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Property Type Not ProvidedFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007    of a contract sales price or original loan amount, whichever applies.Miscellaneous
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Compliance - Unable to determine occupancy, compliance results were generated using a
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.       defaulted value of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        following                                                                                                Compliance tests were run using an application date of 08/XX/2007 which is 1 months   providedApplication / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
6000866811 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 04/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   of a contract sales price or original loan amount, whichever applies.
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
5599545322 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -                                                                              -
                                                                          Debt Consolidation                                                                                                                     Maximum calculated prepay of $3,156.77 exceeds the state maximum of 2 months interest Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1587749265 XXXXXXXXXX XXXXXXXXXX MO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     ApplicationFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disclosure Missing
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
2982886788 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
8710025886 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Compliance - Connecticut Prepayment Penalty TestFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date Missing
                                                                                                                                                                                                                 using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
6729372128 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 using an application date of 12/XX/2006 which is 1 months prior to consummation. A    Initial Loan Application TestFederal Compliance - The disbursement date was missing from
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    the HUD-1.Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1555168243 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 using an application date of 10/XX/2006 which is 1 months prior to consummation. A    Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1336183463 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
6837833608 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.
7192653605 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2004 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8508067275 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2004 11/XX/2004   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
6872323516 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        State - NC
                                                                                                        Title -         payment on                                                                               Home Loan: Unable to determine if refinance loan was made without a tangible net      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note  does not                                                                                 not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement not providedState Compliance - North Carolina CHL Tangible Net Benefit Test
                                                                                                        P&I does not    correspond                                                                               date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        calculated P&I: amount, loan                                                                             using an application date of 12/XX/2006 which is 1 months prior to consummation. A
                                                                                                        Note P&I of ___ term and                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        does not match  interest rate                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Calculated P&I  on loan.                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
5152643670 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                                                        C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                State - NC
                                                                                                                                                                                                                 Home Loan: Unable to determine if refinance loan was made without a tangible net      Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 using an application date of 06/XX/2005 which is 1 months prior to consummation. A    amount, whichever applies.State Compliance - North Carolina CHL Tangible Net Benefit Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9464735841 XXXXXXXXXX XXXXXXXXXX DE    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Payment stream under disclosure due to DSI.Federal Compliance -                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance -
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $198,944.63 is underdisclosed from calculated Finance Charge of $199,740.84 in the amount of $796.21.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6186182700 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2008  6/XX/2008    UTD        Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Notice                                                                                -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)                                                                                            07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - Unable to
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      determine occupancy, compliance results were generated using a defaulted value of
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        of ___                                                                                                   In Lending Act: Final TIL Finance Charge of $369,803.33 is underdisclosed from calculated Finance Charge of $371,193.50 in the amount of $1,390.17.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8229482164 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   DSI Loan,                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc                                                                                   -
                                                                          Debt Consolidation            Title -         Disclosed                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) TIL Error: Borrower signature not dated.Federal Compliance - Notice of Right To
                                                                                                        (Missing Doc)   payment on                                                                               01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        Missing Note    note of                                                                                  Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        P&I does not    does not                                                                                 months prior to consummation. A lookback was performed to determine this application  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        match           correspond                                                                               date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        calculated P&I: with the loan                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement Date Missing
                                                                                                        Note P&I of ___ amount, loan                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  term, and                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  interest rate                                                                            information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___          on the loan.                                                                             Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9557396173 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3396252350 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Missing Initial Loan Application TestFederal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Expiration Date Prior or equal to Disbursement DateFederal Compliance - Notice of Right To
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days of ApplicationFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7245899488 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        Note P&I of ___ term, and                                                                                impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the loan.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2006.
1141256376 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2008  1/XX/2008    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           DisclosureFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance -
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Unable to determine occupancy, compliance results were generated using a defaulted value
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not provided business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2433718289 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2008  12/XX/2007   Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Disbursement Date MissingFederal Compliance - Notice of Right to      SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Cancel MissingFederal Compliance - Missing Initial Loan Application No FeesGeneral         (2020-02-20): Unable to   (2020-02-20): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
5308923420 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL itemization did not disclose an attorney closing fee of $615 as                                                                                -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     prepaid finance charge. Also the Lender Final TIL  payment stream reflects 360 payment of date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  $1524.80, however based on the loan amount, loan term, and interest rate the daily simple
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        interest calculation results in an additional $402.98 in finance charges resulting in 359
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     payments of $1524.80 and a final payment of $1927.78.Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $298,208.32 is underdisclosed from calculated Finance Charge of $299,226.30 in the amount of $1,017.98.
8276127734 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 02/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2004 which is 1   not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
5156484204 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal SELLER - GENERAL COMMENT  GENERAL COMMENT                         No         TNR Testing Not
                                                                                                                                                                                                                 Provided: Truth in Lending Act (XXXXXXXXXXX): Itemization of Final Costs and Fees at  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided    (2020-02-20): Unable to   (2020-02-20): Unable to                            Required
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with fee   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application procure.                  procure.
                                                                                                                                                                                                                 disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      No FeesFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance -
                                                                                                                                                                                                                 compliance points and fees tests.[B] Federal Compliance - TILA HELOC - HELOC Brochure Federal HELOC Itemization of Final Costs and Fees Not Provided
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1464729596 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 11/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       Missing
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2003.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9741243434 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Date of 10/XX/2007 used as disbursement date for compliance testing.[B] Federal       TestFederal Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Rate Set DateFederal Compliance - Costs and Fees Not Disclosed In HELOC AgreementFederal
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan   Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 were run using an application date of 09/XX/2007 which is 1 months prior to           contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement Missing: Missing
                                                                                                                                                                                                                 Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                 Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
4953919040 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingClosing / Title -                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   (Doc Error) TIL Error: Borrower signature not dated.General Appraisal Requirements - Due
                                                                                                        (Missing Doc)                                                                                            01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     value of a contract sales price or original loan amount, whichever applies.Federal
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        match                                                                                                    date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                        calculated P&I:                                                                                          Unable to determine if a prepayment penalty was included in the pay-off which may     Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Note P&I of ___                                                                                          impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated      Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        does not match                                                                                           Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   not provided
                                                                                                        Calculated P&I                                                                                           RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
6907479988 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2001 10/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 11/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2001 which is 1   Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement months prior to consummation. A lookback was performed to determine this application  DateFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission    MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature     refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal  Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2001.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3255808925 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
7854638052 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                        Calculated P&I  on the loan.                                                                             Business Disclosure due to missing information.[B] Federal Compliance - Right of
                                                                                                        of ___                                                                                                   Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                 determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8946552067 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7252382714 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5447245670 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - New York Late Charge Percent TestingFederal Compliance - Missing                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set DateFederal
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
3671191611 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestState Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application FileFederal Compliance - Loan Approval indicates the index used was 5.324%.  The closest
                                                                                                                                                                                                                 Date.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    index available in our look-back period is 5.333%
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $432,501.22 is underdisclosed from calculated Finance Charge of $432,623.40 in the amount of $122.18.
7146479343 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - New Jersey Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.
5407275525 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationState                                                                                  -
                                                                          Debt Consolidation                                                                                                                     No prepayment penalties are permissible in the state of New Jersey. Prepay language   Compliance - New Jersey Prepayment PenaltyFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA    lender refi
                                                                                                                                                                                                                 rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                 Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7350245561 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL Itemization only disclosed origination charges in the amount of                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     $2472.26 and final HUD reflects $5092.26Federal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,351.25 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $313,975.88 in the amount of
                                                                                                        and does not                                                                                             $2,624.63.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6767065918 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan    (2020-02-20): Received    (2020-02-20): Received                             Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Application TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped     HUD.REVIEWER - GENERAL    HUD.
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Used For Fee Testing                                                                       COMMENT (2020-02-20):
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1                                                                                              Received HUD, same as
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application                                                                                             prior. Unsigned or
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                 stamped final.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7620876862 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        5.217% per approval, however the lowest index value available in the look back period is
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     5.30083%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 02/XX/2007 which is 1
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application
                                                                                                        following                                                                                                date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $684,523.83
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $691,340.14 in the amount of
                                                                                                                                                                                                                 $6,816.31.
1301042258 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under-disclosure due to lender utilizing an index value of 3.46% per                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing approval, however the lowest index value available in the lookback period is 3.66%.Federal
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,183.77 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $323,126.08 in the amount of
                                                                                                                                                                                                                 $15,942.31.
7862790974 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 2.890% per the approval, however the lowest index value available in the look back period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 3.06000%Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Timing Test
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 09/XX/2005 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $268,484.88 is underdisclosed from calculated Finance Charge of $281,034.63 in the amount of $12,549.75.
9875073356 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - New York Late
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Charge Percent TestingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - (Missing Data) Last Rate Set DateFederal Compliance - Federal FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Disclosure Timing Test
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 05/XX/2008 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                 Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                 Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8072152937 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusClosing / Title - (Doc Error) TIL                                                                                   -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Error: Final TIL not signed by all required parties
                                                                                                        Security                                                                                                 provided to the borrower.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6608935755 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 09/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        contain the                                                                                              Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        following                                                                                                10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        clauses:: ___                                                                                            10/XX/2007.
3223000789 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       value of 4.92% per the loan approval,  however the lowest index value available in the
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              lookback period is 4.92%.Federal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                                                                                                                                 application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth  Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $1,115,790.14 is underdisclosed from calculated Finance Charge of $1,119,379.52 in the amount of $3,589.38.
7729788055 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 05/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.
3698109547 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 3.24%. The lowest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Index available within the look-back period is 3.46%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TimingState Compliance - Maryland Prepayment Penalty TestFederal Compliance - Federal
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] State
                                                                                                                                                                                                                 Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $5,920.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $318,744.37 is underdisclosed from calculated Finance Charge of $331,188.79 in the amount of $12,444.42.
1111471785 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     1.451% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    is 1.56333%.State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,453.83 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $190,332.48 in the amount of
                                                                                                                                                                                                                 $5,878.65.
5766378210 XXXXXXXXXX XXXXXXXXXX LA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal months prior to consummation. A lookback was performed to determine this application  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8358145520 XXXXXXXXXX XXXXXXXXXX SD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8750503299 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [B] General                                  B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Appraisal                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        Requirements -                                                                                           provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Incorrect                                                                                                Disbursement Date Missing: Evidence of disbursement date not found in file. Security  From Transaction DateFederal Compliance - Under disclosure due to the required rounding
                                                                                                        Appraisal Form                                                                                           Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance         factor of 0.125% on the note, when the note rate is 7.69%.Federal Compliance - Right of
                                                                                                        type: Appraisal                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Form 1004/70                                                                                             of application date located in file.  Compliance tests were run using an application  StatusFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        used for                                                                                                 date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed  Disbursement Date MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        incorrect                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission       dated.
                                                                                                        Subject                                                                                                  Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine
                                                                                                        property type.:                                                                                          compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                        -                                                                                                        Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $230,178.15 is underdisclosed from calculated Finance Charge of $231,994.24 in the amount of $1,816.09.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2005.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9325497621 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed Transaction Date on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.
2281237150 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5566033651 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure MissingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to borrower.
1917883414 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Missing Initial Loan Application No FeesFederal Compliance -          SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Disbursement Date MissingFederal Compliance - CHARM Booklet Disclosure TimingFederal       (2020-02-20): Unable to   (2020-02-20): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - ARM          Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -  Missing    procure.                  procure.
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Signature on Affiliated Business Arrangement DisclosureFederal Compliance - RESPA
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.
                                                                                                                                                                                                                 Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                 Unable to test Affiliated Business Disclosure due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.
9097604408 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL itemization did not include a Lien Protection fee of $61.50 in                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   the prepaid amount financed.  Additional under disclosure is in the payments due to the
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  simple interest calcuation.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor        MissingFederal Compliance - (Missing Data) Last Rate Set DateMiscellaneous Compliance -
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]     (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $219,352.90 is underdisclosed from calculated Finance Charge of $220,057.90 in the amount of $705.00.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3740937969 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [C] Closing /                                C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        State - NC
                                                                                                        Title -                                                                                                  Home Loan: Unable to determine if refinance loan was made without a tangible net      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)                                                                                            benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Days of ApplicationMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        Addendum: Note                                                                                           not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        P&I does not                                                                                             date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application applies.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        match                                                                                                    Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date MissingState Compliance - North Carolina CHL Tangible Net Benefit Test
                                                                                                        calculated P&I:                                                                                          using an application date of 01/XX/2007 which is 1 months prior to consummation. A
                                                                                                        Note P&I of ___                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        does not match                                                                                           RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Calculated P&I                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
1033297049 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2006  4/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing /
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
8665440519 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     loan is a same lender refiFederal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2967898551 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        (Missing Doc)                                                                                            09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2008 which is 1   Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I:                                                                                          Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing
                                                                                                        Note P&I of ___                                                                                          information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        does not match                                                                                           Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        Calculated P&I                                                                                           timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        of ___[B]                                                                                                than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        Closing / Title                                                                                          transaction disbursed on 09/XX/2008, prior to three (XXXXXXXXXXX) business days from
                                                                                                        - Security                                                                                               transaction date of 09/XX/2008.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8917877840 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1066503227 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA Disclosure
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    lender refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Doc Error) Initial GFE not provided
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6230291922 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application Test
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8859927114 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Right of                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission Timing - Receipt Date MissingFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a          Missing
                                                                                                                                                                                                                 prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,869.40 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $306,274.57 in the amount of
                                                                                                                                                                                                                 $405.17.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2025522590 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    requiring an LTV were run off an assumed value of a contract sales price or original loan included in the pay-off which may impact high cost findings.[B] Federal Compliance -  amount, whichever applies.
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7250595987 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests included in the pay-off which may impact high cost findings.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   amount, whichever applies.
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
9175812130 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1688366371 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days of ApplicationFederal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Used on Non Same Lender RefinanceMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   providedFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
3550720718 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Payoff Statement MissingFederal Compliance - (Missing Data) Unable to                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     determine if loan is a same lender refiFederal Compliance - Notice of Right To Cancel Not date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed  Provided to All Required PartiesFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 if a prepayment penalty was included in the pay-off which may impact high cost        or original loan amount, whichever applies.
                                                                                                                                                                                                                 findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1022857557 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2009  3/XX/2009    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - TIL underdisclosure due to variance in
                                                                                                                                                                                                                 04/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  APR's, and DSI payment calculations.  Prepaid finance charges match itemization.Federal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2009 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement MissingFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,251.71
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $56,433.65 in the amount of
                                                                                                                                                                                                                 $181.94.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1416533566 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2008  7/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1   MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  refiFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       Payoff Statement MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        does not match  interest rate                                                                            Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Calculated P&I  on the loan.                                                                             included in the pay-off which may impact high cost findings.[B] Federal Compliance -  Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                        of ___                                                                                                   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Initial GFE not provided
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2794586213 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4822832085 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6429991371 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Required PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Payoff Statement MissingFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9836982707 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Disclosed payment on Note of $1461.22 does not correspond
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   with the loan amount, loan term, and interest rate on the loan. Under disclosure is due to
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  DSI it is not fee relatedFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission Timing
                                                                                                        contain the                                                                                              Missing RTC Signature Date. Unable to determine compliance with rescission timing     - Receipt Date MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        following                                                                                                requirements.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $300,603.37 is underdisclosed from calculated Finance Charge of $301,207.67 in the amount of $604.30.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.
6426334162 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4827861405 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
3018146056 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Addendum: Note  does not                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not    correspond                                                                               disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006    Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            used as disbursement date for compliance testing.[B] Federal Compliance - Missing     TestFederal Compliance - Disbursement Date MissingClosing / Title - (Doc Error) TIL Error:
                                                                                                        calculated P&I: amount, loan                                                                             Initial Loan Application Test: No evidence of application date located in file.       Borrower signature not dated.Closing / Title - (Doc Error) TIL Error: Final TIL not signed
                                                                                                        Note P&I of ___ term and                                                                                 Compliance tests were run using an application date of 08/XX/2006 which is 1 months   by all required partiesMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I  on the loan.                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___                                                                                                   Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4763168039 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8252259282 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Arrangement Disclosure MissingFederal Compliance - Property Type Not ProvidedFederal
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                 Disclosure due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6249112690 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - TILA                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $267,722.96 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $269,564.38 in the amount of $1,841.42.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9358186255 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 using an application date of 10/XX/2005 which is 1 months prior to consummation. A    tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    loan amount, whichever applies.
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.
5273481413 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title -
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       (Doc Error) TIL Error: Final TIL not signed by all required parties signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2552134868 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Notice                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)                                                                                            10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   or original loan amount, whichever applies.
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        of ___                                                                                                   In Lending Act: Final TIL Finance Charge of $280,021.65 is underdisclosed from calculated Finance Charge of $281,810.64 in the amount of $1,788.99.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9848581304 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)                                                                                            08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      loan amount, whichever applies.
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
3571239092 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
7432975040 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   DSI loan,                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         $1.47 P&I                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   variance                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
1989811480 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 05/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2004 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9729763319 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Used on Non Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Less than 3 Business Days From Transaction DateFederal Compliance - (Missing Data) Unable
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        and does not                                                                                             Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was
                                                                                                        contain the                                                                                              executed on the proper Model Form. The H-9 form was used instead of the H-8 form,
                                                                                                        following                                                                                                however, the loan file does not contain evidence that the refinance was by the
                                                                                                        clauses:: ___                                                                                            original creditor.
7228790491 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Security                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     amount, whichever applies.
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7515503697 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Security                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Used on Non Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8122518810 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
8041023814 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date MissingFederal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   missing Itemization of amount financed.Federal Compliance - Final TIL APR Under/Over months prior to consummation. A lookback was performed to determine this application  Disclosed By Greater Than 0.125%Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   applies.Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   partiesClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL APR
                                                                                                                                                                                                                 Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 7.99600% is underdisclosed from calculated APR of 8.13078% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $63,472.41 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $63,746.06 in the amount of $273.65.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
1140964256 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
3029270884 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
4423673649 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     not provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
9072528554 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
1531302360 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - Notice
                                                                                                        (Missing Doc)                                                                                            06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right of
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Rescission Timing - Receipt Date MissingState Compliance - New York Late Charge Percent
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        match                                                                                                    using an application date of 05/XX/2008 which is 1 months prior to consummation. A    Loan Application TestFederal Compliance - (Missing Data) Last Rate Set DateFederal
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] State Compliance - New  Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Note P&I of ___                                                                                          York Late Charge Percent Testing: New York Late Charge: Note late charge percent of   not provided
                                                                                                        does not match                                                                                           4.00000% exceeds the state maximum of 2%.[B] Federal Compliance - (Missing Data) Last
                                                                                                        Calculated P&I                                                                                           Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                        of ___[B]                                                                                                Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                        Closing / Title                                                                                          determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        - Security                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        FNMA/FHLMC form                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        contain the                                                                                              to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8331346372 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2002  7/XX/2002    UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateState Compliance - New York Late Charge Grace Period TestingFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2002 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - New York Late Charge Grace Period Testing: New York Late  generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I: amount, loan                                                                             Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B]    Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        does not match  interest rate                                                                            refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                        Calculated P&I  on the loan                                                                              TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                        of ___                                                                                                   Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 08/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2002.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                 Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                 Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8703314425 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 08/XX/2006 which is 1 months   All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the note.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5826757832 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2005 which is 1   MissingState Compliance - Pennsylvania First Lien Late Charge Grace Period TestingFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] State Compliance - Pennsylvania First Lien  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        does not match  interest rate                                                                            Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10   (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        Calculated P&I  on the loan.                                                                             days is less than the state minimum of 15 days.[B] Federal Compliance - RESPA         appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        of ___                                                                                                   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2005.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2528175136 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                        (Missing Doc)                                                                                            07/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 06/XX/2003 which is 1   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                        does not match                                                                                           Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine
                                                                                                        Calculated P&I                                                                                           compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        of ___                                                                                                   Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4444613249 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   refiGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests months prior to consummation. A lookback was performed to determine this application  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    providedFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7954498589 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - HELOC Fees Used For TestingFederal Compliance - TILA Rescission -                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC -   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Credit Agreement Not Provided Timely: Truth in Lending Act (XXXXXXXXXXX): Credit      RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 Agreement not provided to borrower at time of account opening.[B] Federal Compliance  Missing Initial Loan Application TestFederal Compliance - TILA HELOC - Billing Rights
                                                                                                                                                                                                                 - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act    Disclosure Not Provided TimelyFederal Compliance - TILA HELOC - Credit Agreement Not
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Billing Rights" disclosure not provided to borrower at time of        Provided TimelyFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 account opening.[B] Federal Compliance - HELOC Fees Used For Testing: Truth in
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed those disclosed in
                                                                                                                                                                                                                 HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
2309493296 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2005  11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower at application.[B] Provided Within 3 Business Days of ApplicationFederal Compliance - HELOC Fees Used For
                                                                                                                                                                                                                 Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): TestingFederal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                 Itemization used in any federal, state, and local high cost testing[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
4167815994 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of months prior to consummation. A lookback was performed to determine this application  appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may     (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2007.
4593747534 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (XXXXXXXXXXX):    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 HELOC APR does not match Interest Rate.[B] Federal Compliance - Missing Initial Loan  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  DisclosureFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 were run using an application date of 11/XX/2005 which is 1 months prior to           PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days consummation. A lookback was performed to determine this application date.[B] Federal From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - APR Does Not Match
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    Interest Rate
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7060745951 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan                                                                              Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1430509816 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1441883380 XXXXXXXXXX XXXXXXXXXX HI    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - TILA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From months prior to consummation. A lookback was performed to determine this application  Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4907179006 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Date of 10/XX/2006 used as disbursement date for compliance testing.[B] Federal       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   MissingFederal Compliance - Costs and Fees Not Disclosed In HELOC AgreementGeneral
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 09/XX/2006   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this   were run off an assumed value of a contract sales price or original loan amount, whichever application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  applies.
                                                                                                                                                                                                                 is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3299142114 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5108147229 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Right of Rescission Timing - Note Date used as Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
4129729448 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9148042136 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2005529374 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Compliant TestFederal Compliance - RESPA Disclosure -                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2360626685 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4401144160 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
8589990455 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 tests were run using an application date of 06/XX/2007 which is 1 months prior to     Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1640339820 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
5597663605 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Pennsylvania First Lien Late Charge Grace Period TestingFederal                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                                                                                                                                 tests were run using an application date of 06/XX/2007 which is 1 months prior to     Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania
                                                                                                                                                                                                                 Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4409214876 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
4922233082 XXXXXXXXXX XXXXXXXXXX TN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9113873246 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance  Provided)Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Notice.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated   Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8382125536 XXXXXXXXXX XXXXXXXXXX TN    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Tennessee Prepayment Penalty TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Initial Loan Application Test of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment
                                                                                                                                                                                                                 Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
9034566325 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4761031999 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1553582971 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    State Compliance - Connecticut Prepayment Penalty TestFederal Compliance - RESPA                                                                                        -
                                                                          Other                                                                                                                                  Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Application Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
5500903514 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2007 which is 0 months prior to     Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal Test
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4652908264 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -      (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -        procure.                  procure.
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
8535036281 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3142305154 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Rate Set Date
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -  Missing Signature
                                                                                                                                                                                                                 on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6015895366 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine under disclosure. Itemization of finance charge                                                                                -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            was not provided.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2007 which is 0 months prior to     Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $588,260.94 is underdisclosed from calculated Finance Charge of $588,416.95 in the amount of $156.01.
9893966546 XXXXXXXXXX XXXXXXXXXX HI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2007 which is 1 months prior to     Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6720160249 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1299619261 XXXXXXXXXX XXXXXXXXXX OR    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Business Arrangement Disclosure
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.
9769860285 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9001104082 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6226295429 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
7371381421 XXXXXXXXXX XXXXXXXXXX MS    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1640916622 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8555522790 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2001 12/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
3013914558 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3647756814 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestState Compliance - New York                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Compliance - (Missing Data) Last Rate Set Date to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.40000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7560651314 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.State Compliance - New York Late Charge Percent TestingFederal Compliance - CHARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - New York Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.00000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
9654121571 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2780960688 XXXXXXXXXX XXXXXXXXXX AZ    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.
6390571097 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment Penalty                                                                                                                          -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 8.05000%.
4722976296 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1421514860 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        following                                                                                                Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        clauses:: ___                                                                                            Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2008.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1037013782 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
8741199871 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Percent TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New York Late Charge        Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.10000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2062006435 XXXXXXXXXX XXXXXXXXXX UT    2/XX/2008  1/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2008 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5691332592 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other                         Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4315816508 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4698042592 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  1/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
4113024306 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7217165894 XXXXXXXXXX XXXXXXXXXX UT    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 12/XX/2007 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
7575102773 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1279710245 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6329520645 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 12/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8960457627 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Home Improvement                                                                                                                       ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   RefinanceFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Disclosure Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
3162487197 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestState Compliance - Oregon Prepayment Penalty Max Prepay
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Oregon Prepayment
                                                                                                        FNMA/FHLMC form                                                                                          Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not
                                                                                                        and does not                                                                                             clearly state the maximum prepayment penalty applicable to each year of the loan.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6745704953 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3108195373 XXXXXXXXXX XXXXXXXXXX UT    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
7412459536 XXXXXXXXXX XXXXXXXXXX UT    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
2534773952 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing Data)                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7143968650 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4908680669 XXXXXXXXXX XXXXXXXXXX ID    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement  Federal Compliance - Missing Initial Loan Application TestState Compliance - Idaho                                                                                      -
                                                                          Other                                                                                                                                  Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float           Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)
                                                                                                                                                                                                                 Disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
4463325040 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
3125186681 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 12/XX/2007 which is 0 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9158032748 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5589916834 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Used on Same Lender Refinance (Third Circuit)Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5275821727 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
5076349080 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7784944883 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6748659373 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
1653615827 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7980023387 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6353036700 XXXXXXXXXX XXXXXXXXXX WI    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 11/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5521819564 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                                                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2821043088 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5138860836 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1776962593 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2542122392 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2843606396 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    State Compliance - Connecticut Prepayment Penalty Test                                                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
7519866361 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6573739220 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - Federal FACTA Disclosure Timing TestState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] State Compliance - Illinois Prepayment Penalty: Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 12.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9297799744 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  11/XX/2007   Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4622565902 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3421177018 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  State Compliance - New Jersey Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                          Debt Consolidation                                                                                                                     No prepayment penalties are permissible in the state of New Jersey. Prepay language   Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.
4907660412 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
6822447778 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2357230264 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9837817418 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2066063836 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure, due to missing itemization of                                                                                -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     amount financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $571,020.02 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $571,467.77 in the amount of
                                                                                                                                                                                                                 $447.75.
4432722112 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8636775764 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 10/XX/2007 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.
5418646821 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5252815811 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        and does not                                                                                             Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        following                                                                                                business days of application.
                                                                                                        clauses:: ___
4841055365 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State        Disbursement DateState Compliance - New York Prepayment PenaltyState Compliance - New York
                                                                                                                                                                                                                 Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay Late Charge Percent TestingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.23000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date
                                                                                                                                                                                                                 Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior
                                                                                                                                                                                                                 or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on
                                                                                                                                                                                                                 Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8322913917 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9590946397 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestState Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Oregon Prepayment Penalty Max Prepay
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty
                                                                                                                                                                                                                 Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
8305053308 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA Notice of Disbursement DateFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2260553240 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8951061597 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge                                                                                   -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Percent TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge        Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York  Rate Set Date
                                                                                                        and does not                                                                                             Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        contain the                                                                                              greater than 6% is 12 months.  Loan with an interest rate of 7.40000% contracts for a
                                                                                                        following                                                                                                prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6751483838 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Oregon Prepayment Penalty Loan AgreementFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   FACTA Disclosure Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] State Compliance - Oregon Prepayment
                                                                                                                                                                                                                 Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute.
7131784329 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5226984408 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8635015817 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
4467077423 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4741969818 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - ARM Disclosure Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                        Instrument is                                                                                            Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                        not on a                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected
                                                                                                        FNMA/FHLMC form                                                                                          date(XXXXXXXXXXX).
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2887500962 XXXXXXXXXX XXXXXXXXXX CO    9/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Not Provided)
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State
                                                                                                                                                                                                                 Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not
                                                                                                                                                                                                                 Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance
                                                                                                                                                                                                                 Notice.
7300015566 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6913119235 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5079458190 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     4.85% per the approval, however the lowest index value available in the look back period date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  is 4.88%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $529,512.35 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $532,910.21 in the amount of
                                                                                                                                                                                                                 $3,397.86.
5705662979 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge Percent TestingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
1842357451 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1184727155 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing:  Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -  (2020-02-20): Unable to   (2020-02-20): Unable to                            Indeterminable
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - ARM Disclosure Timing Test: Unable to     Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing                                 procure.                  procure.
                                                                                                                                                                                                                 determine if ARM disclosure was provided within three (XXXXXXXXXXX) days of application due to missing information.[B] Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2564321160 XXXXXXXXXX XXXXXXXXXX OR    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing Data)                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was
                                                                                                        contain the                                                                                              not able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                        following                                                                                                used.
                                                                                                        clauses:: ___
9496024310 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:     Maryland Prepayment Penalty Test
                                                                                                        Instrument is                                                                                            Maryland Prepayment Penalty: Maximum calculated prepay of $5,020.00 exceeds the state
                                                                                                        not on a                                                                                                 maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).
                                                                                                        FNMA/FHLMC form                                                                                          Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                        and does not                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                        contain the                                                                                              Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                        following                                                                                                to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        clauses:: ___
3855276224 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4950638694 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6081321919 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5734852524 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial   SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Loan Application TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or        (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - CHARM  Stamped Used For Fee Testing                                                               procure.                  procure.
                                                                                                        Instrument is                                                                                            Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        not on a                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        and does not                                                                                             located in file.  Compliance tests were run using an application date of 08/XX/2007
                                                                                                        contain the                                                                                              which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        following                                                                                                application date.
                                                                                                        clauses:: ___
2536027161 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1279008915 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $421,709.33 is underdisclosed from calculated Finance Charge of $423,570.76 in the amount of $1,861.43.
2027408387 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    State Compliance - Connecticut Prepayment Penalty TestFederal Compliance - Missing Initial                                                                              -
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Loan Application Test
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1417906206 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7809961756 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application
                                                                                                        FNMA/FHLMC form                                                                                          date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4840200118 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    State Compliance - New York Late Charge Percent TestingFederal Compliance - CHARM Booklet                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - New York Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        clauses:: ___                                                                                            Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.15000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7522203804 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Loan Application Test
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6156551149 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingState Compliance -                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       New York Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Rate Set Date
                                                                                                        not on a                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        FNMA/FHLMC form                                                                                          Compliance tests were run using an application date of 08/XX/2007 which is 1 months
                                                                                                        and does not                                                                                             prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                        following                                                                                                Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                        clauses:: ___                                                                                            State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay term allowed on a loan with an interest rate greater than 6% is 12 months.
                                                                                                                                                                                                                 Loan with an interest rate of 8.50000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
4242158912 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - New York Prepayment                                                                              -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        PenaltyState Compliance - New York Late Charge Percent TestingFederal Compliance - Missing
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                        and does not                                                                                             York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                        contain the                                                                                              5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                        following                                                                                                Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an
                                                                                                        clauses:: ___                                                                                            interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.05000%
                                                                                                                                                                                                                 contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
2183235331 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8663566534 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment
                                                                                                        and does not                                                                                             Penalty: Maximum calculated prepay of $9,500.00 exceeds the state maximum of 2 months
                                                                                                        contain the                                                                                              interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language
                                                                                                        following                                                                                                states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
3494478613 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Loan Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $950,977.18 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $952,522.83 in the amount of
                                                                                                                                                                                                                 $1,545.65.
9326893854 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     ARM Disclosure Timing Test
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - TILA Rescission -
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        and does not                                                                                             Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days from transaction date of 09/XX/2007.
                                                                                                        following
                                                                                                        clauses:: ___
4709764363 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Loan Approval indicates Index used was 5.333%; however, closest Index                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look back period is 5.34333%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $815,510.09 is underdisclosed from calculated Finance Charge of $816,652.91 in the amount of $1,142.82.
6209255361 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not      Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Other                                                                                                                                  Provided): South Carolina Home Loan: Borrower not provided with a document specifying Financed does not contain break down of the fees.State Compliance - South Carolina Home
                                                                                                                                                                                                                 the agency designated to receive complaints or inquiries about the origination and    Loan (Complaint Agency Disclosure Not Provided)
                                                                                                                                                                                                                 making of the loan.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $222,931.17 is underdisclosed from calculated Finance Charge of $222,985.91 in the amount of $54.74.
7802621194 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
1210659354 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TILA Rescission -         Test
                                                                                                        not on a                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        FNMA/FHLMC form                                                                                          Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days from transaction date of 09/XX/2007.[B] Federal Compliance - TILA
                                                                                                        contain the                                                                                              Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        following                                                                                                in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior
                                                                                                        clauses:: ___                                                                                            to expected date(XXXXXXXXXXX).
6836940003 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
2792229493 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1543602996 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4270952631 XXXXXXXXXX XXXXXXXXXX DE    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 using an application date of 08/XX/2007 which is 0 months prior to consummation. A    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Loan Application Test
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3813072698 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5473365090 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Compliance - Under disclosure is due to the lender utilizing an index value of 5.324% per consummation for a loan that did not start as an ARM.[B] State Compliance - Illinois  the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty   5.333%.State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                                                                                                                                 is not permissible on a loan with an interest rate of greater than 8%. Loan contracts Loan Application Test for an interest rate of 11.95000%.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $662,890.74 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $664,003.49 in the amount of $1,112.75.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9154672336 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
4000138465 XXXXXXXXXX XXXXXXXXXX DC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6812888257 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  State Compliance - New Jersey Prepayment Penalty                                                                                                                        -
                                                                          Debt Consolidation                                                                                                                     No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
6588949340 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6148171209 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed  TILA SOL.State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Initial Loan Application Test
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
5958546553 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Financed does not contain break down of the fees.State Compliance - New York Prepayment
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    PenaltyState Compliance - New York Late Charge Percent TestingFederal Compliance - Missing
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set DateFederal
                                                                                                                                                                                                                 tests were run using an application date of 07/XX/2007 which is 1 months prior to     Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New
                                                                                                                                                                                                                 York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.30000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date
                                                                                                                                                                                                                 Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $592,701.69 is underdisclosed from calculated Finance Charge of $593,250.64 in the amount of $548.95.
2538552106 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
1214471595 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8323657561 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - The Approval indicates the Index used was 4.90%. The lowest Index                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     available within the look-back period is 5.33%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Irregular TransactionFederal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Prior or equal to Disbursement DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement StatusFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 7.94200% is underdisclosed from calculated APR of 8.36870% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $654,609.29 is underdisclosed from calculated Finance Charge of $693,196.94 in the amount of $38,587.65.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6655756077 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9992093076 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9165428514 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8211502650 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
3743062365 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2466818503 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7789840845 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
3222770742 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Maximum calculated prepay of $5,900.00 exceeds the state maximum of 2 months interest Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      Business Days From Transaction DateState Compliance - Maryland Prepayment Penalty Test
                                                                                                        Instrument is                                                                                            prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        FNMA/FHLMC form                                                                                          Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to
                                                                                                        and does not                                                                                             three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal
                                                                                                        contain the                                                                                              Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                        following                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                        clauses:: ___                                                                                            to Cancel occurs prior to expected date(XXXXXXXXXXX).
5255046174 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Disclosure
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4940500020 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestState Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Charge Percent TestingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - New York Late Charge
                                                                                                        FNMA/FHLMC form                                                                                          Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        and does not                                                                                             the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                        contain the                                                                                              Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        following                                                                                                greater than 6% is 12 months.  Loan with an interest rate of 8.05000% contracts for a
                                                                                                        clauses:: ___                                                                                            prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
5865949042 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - TIL itemization did not disclose an email/e-doc fee fee of $50.00 as                                                                               -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            a prepaid finance charge.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $1,105,046.96 is underdisclosed from calculated Finance Charge of $1,105,101.03 in the amount of $54.07.
1496329151 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.
1947882174 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestState Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
3553021014 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1952369197 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                        not on a                                                                                                 FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA   Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                        and does not                                                                                             score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        contain the                                                                                              application date located in file.  Compliance tests were run using an application
                                                                                                        following                                                                                                date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        clauses:: ___                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9642836765 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Connecticut Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Connecticut Prepayment Penalty Test:  TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the
                                                                                                                                                                                                                 Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8188147036 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4062940429 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
3351680641 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     ApplicationFederal Compliance - ARM Disclosure Timing TestFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Disclosure Compliant TestFederal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     Date Prior or equal to Disbursement DateFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          timing requirements due to missing Initial Loan Application Date.[B] Federal          Application Test
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 05/XX/2007
                                                                                                        following                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2071733026 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine reason for under disclosure due to Final TIL                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     itemization does not itemize the finance charges.Federal Compliance - Missing Initial Loan date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $465,809.56 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $465,857.05 in the amount of $47.49.
7941100537 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4929541792 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine cause of under-disclosure due to missing                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed.Federal Compliance - Missing Initial Loan Application
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 04/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $1,089,297.02 is underdisclosed from calculated Finance Charge
                                                                                                        following                                                                                                of $1,089,486.40 in the amount of $189.38.
                                                                                                        clauses:: ___
3194813676 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
5656963263 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
1502334722 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 04/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
6039815871 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4649268385 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - The itemization of amount financed disclosed a lump sum of $6600.35                                                                                -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            as prepaid finance charge, the fees are not itemized.Federal Compliance - Missing Initial
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $544,246.26 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $544,883.02 in the amount of $636.76.
7241957420 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6230756635 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4071857052 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6705952272 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5452900079 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
8240920639 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  12/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Federal
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                        contain the                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                        clauses:: ___                                                                                            did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
9898440050 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5468311392 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7460300007 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.
9328640284 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - Missing Initial                                                                                 -
                                                                          Other                         Title -                                                                                                  Maximum calculated prepay of $7,520.00 exceeds the state maximum of 2 months interest Loan Application Test
                                                                                                        Security                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states
                                                                                                        Instrument is                                                                                            prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        FNMA/FHLMC form                                                                                          file.  Compliance tests were run using an application date of 04/XX/2007 which is 1
                                                                                                        and does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.
                                                                                                        following
                                                                                                        clauses:: ___
3024919852 XXXXXXXXXX XXXXXXXXXX DE    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
5596653867 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     4.92% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  4.94%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $540,600.21 is underdisclosed from calculated Finance Charge of $541,830.29 in the amount of $1,230.08.
9306079036 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4812203679 XXXXXXXXXX XXXXXXXXXX WA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of Application
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
6668714868 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        following                                                                                                Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        clauses:: ___                                                                                            in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9022166546 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestState Compliance - New Jersey                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Prepayment Penalty
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
8938422131 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Itemization of amount financed in file does not detail or specify                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            individual fees affecting TIL Finance Charge underdisclosure.  For that reason, cannot practicable time after using credit score.[B] State Compliance - Maryland Prepayment  determine which fees caused this.State Compliance - Prepayment penalty at the time of
                                                                                                                                                                                                                 Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $4,140.00     origination was as stated.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds the state maximum of 2 months interest calculated on 2/3 of the original      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan Application Test: Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  Disclosure Timing Test application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $440,252.16 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $440,499.87 in the amount of $247.71.
6613139162 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed Transaction Date
                                                                                                        Security                                                                                                 on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        Instrument is                                                                                            05/XX/2007.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5201032863 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine reason for under disclosure as the itemization                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     does not provide a break down.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $528,410.39 is underdisclosed from calculated Finance Charge of $529,159.57 in the amount of $749.18.
4092694953 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                                                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7120739781 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 04/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2197657856 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Initial GFE not providedFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
8567648624 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
2951018551 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
8509029006 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
5228048635 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                        Security                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7206299701 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,257.10 is           Underdisclosure appears to be due to index from approval at 5.301% and closest acceptable
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $407,817.93 in the amount of         in table is 5.33750%.
                                                                                                                                                                                                                 $1,560.83.
5082253326 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5824574626 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
7018851660 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
4548763015 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - TILA Rescission -         Test
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2007.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8267990766 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationState                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge Percent
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                        and does not                                                                                             Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        contain the                                                                                              greater than 6% is 12 months.  Loan with an interest rate of 7.50000% contracts for a
                                                                                                        following                                                                                                prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay
                                                                                                        clauses:: ___                                                                                            will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                 TIL was not provided to the borrower by closing.
8852868501 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6597282195 XXXXXXXXXX XXXXXXXXXX MN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Minnesota Residential Mortgage Originator and Servicer         State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act                                                                                 -
                                                                          Other                         Title -                                                                                                  Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator    (Prepayment Penalty Disclosure Not Provided Timely at application)Federal Compliance -
                                                                                                        Security                                                                                                 and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment        Missing Initial Loan Application TestState Compliance - Minnesota Residential Mortgage
                                                                                                        Instrument is                                                                                            penalty exceeding 60 days interest on the unpaid principal balance.[B] State          Originator and Servicer Licensing Act (Impermissible Prepayment Penalty)
                                                                                                        not on a                                                                                                 Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                        FNMA/FHLMC form                                                                                          (Prepayment Penalty Disclosure Not Provided Timely at application): Minnesota
                                                                                                        and does not                                                                                             Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not
                                                                                                        contain the                                                                                              provided to borrower within give (XXXXXXXXXXX) days of Application.[B] Federal
                                                                                                        following                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        clauses:: ___                                                                                            located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4632751559 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
2878285637 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8920386212 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
5297395459 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7668371724 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7183960761 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     5.266 % per the loan approval, however the lowest index value available in the lookback date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  period is 5.32417%. Prepaid Finance Charge on Til Itemization is in line.Federal to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $404,978.30 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $407,723.58 in the amount of
                                                                                                                                                                                                                 $2,745.28.
6783244208 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8264137926 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6058271993 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
9854422977 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of Application
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
1079747208 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7556375306 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 04/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        and does not                                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        contain the                                                                                              correct TILA rescission form was used.
                                                                                                        following
                                                                                                        clauses:: ___
6009305027 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 04/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1837651507 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Under disclosure due to lender approval reflects index of 4.75% and                                                                                -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM only index in look back is 4.77%Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Disclosure Compliant TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 03/XX/2007
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $546,469.33 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $548,689.20 in the amount of $2,219.87.
4996210845 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  Missing Initial Loan Application Test
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $399,566.49 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $400,005.42 in the amount of
                                                                                                                                                                                                                 $438.93.
7792331303 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing by lender, according to the Approval, is 4.750%, which is lower than the lowest index
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    value available in the look back period, which is 4.770%.Federal Compliance - CHARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $494,234.01 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $495,901.18 in the amount of $1,667.17.
4747461993 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6627321107 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2591471589 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5559691151 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Financed does not contain break down of the fees.Federal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $990,198.79
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $991,520.76 in the amount of
                                                                                                                                                                                                                 $1,321.97.
7064158320 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days From Transaction DateFederal Compliance - Under disclosure due to lender approval
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    indicates index of 2.6% and the lookback index is 5.32417%Federal Compliance - CHARM
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A    - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $397,987.55 is underdisclosed from calculated Finance Charge of $398,626.47 in the amount of $638.92.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
4496106472 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9980984400 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1992346184 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Missing Initial Loan Application TestClosing / Title - TIL was not dated at time of
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  signature.
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        not on a                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine
                                                                                                        FNMA/FHLMC form                                                                                          compliance with rescission timing requirements.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4747235932 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5969585674 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6660556769 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - CHARM                                                                                 -
                                                                          Debt Consolidation                                                                                                                     variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Booklet Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Application Test
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $355,955.44 is underdisclosed from calculated Finance Charge of $356,198.11 in the amount of $242.67.
3197373879 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9800232624 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5432510894 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA
                                                                                                        not on a                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        FNMA/FHLMC form                                                                                          in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior
                                                                                                        and does not                                                                                             to expected date(XXXXXXXXXXX).
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8534982955 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - TILA
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              Compliance - Approval indicates the Index used was 4.65%.  The lowest Index available
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth  within the look-back period is 4.73%.Federal Compliance - ARM Disclosure Timing Test
                                                                                                        and does not                                                                                             In Lending Act: Final TIL Finance Charge of $293,898.41 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $299,936.62 in the amount of $6,038.21.[B] Federal
                                                                                                        following                                                                                                Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                        clauses:: ___                                                                                            Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
7319022899 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - Fees are under disclosed $8,963.52.  Itemization provided does not                                                                                 -
                                                                          Other                         Title -                                                                                                  Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   itemize prepaid finance charges.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Security                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business      Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        and does not                                                                                             application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        contain the                                                                                              In Lending Act: Final TIL Finance Charge of $695,989.40 is underdisclosed from
                                                                                                        following                                                                                                calculated Finance Charge of $704,952.92 in the amount of $8,963.52.
                                                                                                        clauses:: ___
1568459129 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9430824042 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure due to lender approval indicates index of 4.65% and                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     only index in look back is 4.73%Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,030,841.08 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,052,270.04 in the amount of $21,428.96.
4619693204 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA           Transaction DateFederal Compliance - FACTA Disclosure Missing
                                                                                                        Security                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3345114666 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Index used was 4.65%. The lowest Index                                                                                      -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     available within the look-back period is 4.73%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                        and does not                                                                                             not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        contain the                                                                                              (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                        following                                                                                                Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $723,758.15
                                                                                                        clauses:: ___                                                                                            is underdisclosed from calculated Finance Charge of $737,533.32 in the amount of
                                                                                                                                                                                                                 $13,775.17.
2572757690 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3876502445 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure due to lender approval shows index is 5.081% and                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     only index in look back is 5.21667%Federal Compliance - Missing Initial Loan Application
                                                                                                        Security                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $486,281.09 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $492,961.75 in the amount of
                                                                                                        and does not                                                                                             $6,680.66.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4916779330 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure due to Approval reflects index of 5.081% and only                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   index in look back is 5.21667%Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $733,409.45 is underdisclosed from calculated Finance Charge of $743,630.42 in the amount of $10,220.97.
2175764784 XXXXXXXXXX XXXXXXXXXX AZ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     4.65% per the Approval, however the lowest index value available in the lookback period is date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  4.73%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $483,556.14 is underdisclosed from calculated Finance Charge of $485,254.93 in the amount of $1,698.79.
1344325865 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
5616333171 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3075962328 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
4463969143 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     State Compliance - Massachusetts Prepayment PenaltyFederal Compliance - Rescission date is                                                                              -
                                                                                                        Title -                                                                                                  Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   a day early on RTC.State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                        Security                                                                                                 document or worksheet indicating how the lender determined that the home loan is in   Tangible Net Benefit Worksheet Not in FileFederal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            the borrower's interest.[B] State Compliance - Massachusetts Prepayment Penalty:      Application Test
                                                                                                        not on a                                                                                                 Massachusetts Prepayment Penalty: Maximum calculated prepay of $5,760.00 exceeds the
                                                                                                        FNMA/FHLMC form                                                                                          state maximum of 3 months interest  (XXXXXXXXXXX).[B] Federal Compliance - Missing
                                                                                                        and does not                                                                                             Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        contain the                                                                                              Compliance tests were run using an application date of 01/XX/2007 which is 1 months
                                                                                                        following                                                                                                prior to consummation. A lookback was performed to determine this application
                                                                                                        clauses:: ___                                                                                            date.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice
                                                                                                                                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5287773792 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Initial Loan Application Test to determine this application date.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                 Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4434276626 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                                                                                                           requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
6175267027 XXXXXXXXXX XXXXXXXXXX OR    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure due to lender approval reflects index of 4.65% and   SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           lowest index in the look back is 4.69%Federal Compliance - CHARM Booklet Disclosure        (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Oregon procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Prepayment Penalty Max PrepayFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Compliance - Missing Initial Loan Application TestFederal Compliance - Missing Final
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon
                                                                                                                                                                                                                 Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $547,470.72 is underdisclosed from calculated Finance Charge of $549,426.90 in the amount of $1,956.18.
3800857218 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure due to lender approval reflects 4.65% and only index                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing in look back is 4.73000Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 01/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $649,952.11 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $654,478.39 in the amount of $4,526.28.
1135203263 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] State Compliance - Maryland
                                                                                                        following                                                                                                Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of
                                                                                                        clauses:: ___                                                                                            $5,390.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8604338454 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.6% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.73%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $602,502.45 is underdisclosed from calculated Finance Charge of $612,465.45 in the amount of $9,963.00.
7377553637 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5798931052 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  index value of 4.6% per approval, however the lowest index value available in the lookback
                                                                                                        Instrument is                                                                                            Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence   period is 4.69%Federal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        not on a                                                                                                 of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Missing
                                                                                                        and does not                                                                                             Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        contain the                                                                                              Compliance tests were run using an application date of 12/XX/2006 which is 1 months
                                                                                                        following                                                                                                prior to consummation. A lookback was performed to determine this application
                                                                                                        clauses:: ___                                                                                            date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $642,257.94 is underdisclosed from calculated Finance Charge of $654,481.13 in the amount of $12,223.19.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
2971431874 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6095879254 XXXXXXXXXX XXXXXXXXXX AZ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan    (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Application TestFederal Compliance - Federal FACTA Disclosure Timing TestFederal           procure.                  procure.
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6109637429 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Index used was 4.6%. The closest Index                                                                                      -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in our look-back period is 4.65%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $820,742.31
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $829,412.10 in the amount of
                                                                                                                                                                                                                 $8,669.79.
2558993766 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of practicable time after using credit score.[B] State Compliance - Illinois Prepayment  TILA SOL.State Compliance - Illinois Prepayment PenaltyFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not       Disclosure Timing TestFederal Compliance - Under disclosure is due to the lender utilizing permissible on a loan with an interest rate of greater than 8%. Loan contracts for an an index value of 4.65% per the approval, however the lowest index value available in the
                                                                                                                                                                                                                 interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum    lookback period is 4.69%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $529,066.38 is underdisclosed from calculated Finance Charge of $533,896.80 in the amount of $4,830.42.
9670360542 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
9194917566 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL itemization only disclosed a lump sum of $3540.98 while the HUD                                                                                -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     disclosed $3651.74 as prepaid finance charges.Federal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $635,323.88 is underdisclosed from calculated Finance Charge of $635,441.47 in the amount of $117.59.
9251418069 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    index value of 4.6% per the approval, however the lowest index value available in the
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   lookback period is 4.69%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Application Test
                                                                                                        and does not                                                                                             using an application date of 11/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $264,529.63 is underdisclosed from calculated Finance Charge of $270,525.80 in the amount of $5,996.17.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9992131751 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Approval indicates the Index used was 4.60%. The closest Index available in our look-back
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    period is 4.85%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $285,788.45 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $302,012.51 in the amount of $16,224.06.
2354880278 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Underdisclosure due to index rate per approval at 5.081%,
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   only available rate in table 5.21667%.Federal Compliance - ARM Disclosure Timing
                                                                                                        not on a                                                                                                 provided to the borrower.[B] State Compliance - Connecticut Prepayment Penalty Test:  TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance - CHARM
                                                                                                        FNMA/FHLMC form                                                                                          Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the     Booklet Disclosure StatusState Compliance - Connecticut Prepayment Penalty TestFederal
                                                                                                        and does not                                                                                             Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        contain the                                                                                              Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        following                                                                                                did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Test
                                                                                                        clauses:: ___                                                                                            after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $403,203.62 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $403,512.91 in the amount of $309.29.
7464222746 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9101400497 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        following                                                                                                Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        clauses:: ___                                                                                            in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9207381343 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3736068356 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1269308113 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - Under disclosure is due to the lender utilizing an index value of 5.081% per
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   5.153%.State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Loan Application Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $328,254.59 is underdisclosed from calculated Finance Charge of $342,621.88 in the amount of $14,367.29.
1923887679 XXXXXXXXXX XXXXXXXXXX WA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
3718213254 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Underdisclosure due to a payment stream issue as per the loan                                                                                      -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   approval lender has used a lower index at origination of 4.650% than the 4.690% Index
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business   available within the look-back period.Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance - ARM
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal      Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 TIL Finance Charge of $528,333.66 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $533,357.61 in the amount of $5,023.95.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2006.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3783889508 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                                                                                                                                 Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $4,450.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7907735248 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.997% per the approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 5.15333%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingState Compliance - Oregon Prepayment Penalty Max
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    PrepayFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $363,825.59 is underdisclosed from calculated Finance Charge of $369,011.39 in the amount of $5,185.80.
5092662755 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Approval indicates the Index used was 4.6%. The lowest Index                                                                                       -
                                                                          Other                         Title -                                                                                                  Act: Final TIL Finance Charge of $939,130.49 is underdisclosed from calculated        available within the look-back period is 4.69%.
                                                                                                        Security                                                                                                 Finance Charge of $947,391.28 in the amount of $8,260.79.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4480268703 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1037909143 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.                                                             TILA SOL.Federal Compliance - CHARM Booklet Disclosure Status
8811162119 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Lender used an Index of 4.99%. The closest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Index available in our look back period is 5.15%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $351,996.07
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $357,754.11 in the amount of
                                                                                                                                                                                                                 $5,758.04.
1518203575 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5321629628 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 11/XX/2006   Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Per State law, a lender may collect a late charge of 5% of any                                                                                       -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] State Compliance - Illinois Late    installment that is not paid within 10 days of its due date, if such a charge is
                                                                                                                                                                                                                 Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000%    authorized in the loan agreement.Federal Compliance - FACTA Disclosure Missing exceeds the state maximum of 5%.
8171172431 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       equal to Disbursement DateFederal Compliance - The Approval indicates the Index used was
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      4.997%. The lowest Index available within the look-back period is 5.15333%.Federal
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,118.48 Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $374,835.84 in the amount of      Test
                                                                                                                                                                                                                 $30,717.36.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8448355196 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9782080513 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the lender used an Index of 4.997%. The closest                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Index available in our look back period is 5.1533%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $566,488.90 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $582,380.82 in the amount of $15,891.92.
4967284314 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9355639507 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not TILA SOL.Federal Compliance - Under disclosure is payment stream related due to index.
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Index used was 4.997% (per Approval), however the closest available index within look back
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  period is 5.1533%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             ARM Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $386,666.98 is underdisclosed from calculated Finance Charge of $400,113.59 in the amount of $13,446.61.
1919412695 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     4.997% per the approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  is 5.15333%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $1,391,008.91 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,410,084.30 in the amount of $19,075.39.
5522227246 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 4.997%. The closest Index                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 5.15333%.Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Timing - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $613,162.53 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $630,106.03 in the amount of
                                                                                                                                                                                                                 $16,943.50.
8568772750 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 11/XX/2006 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9093994392 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Closing instructions indicate the index used was 4.997%. The closest                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        index available in the look back period is 5.08083%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Disclosure Timing Test
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application
                                                                                                        following                                                                                                date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        clauses:: ___                                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $801,571.41 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $818,224.95 in the amount of $16,653.54.
5078255053 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  Days From Transaction DateFederal Compliance - Under disclosure is due to the lender
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $324,316.31 is     utilizing an index value of 4.49% per approval, however the lowest index value available
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $326,773.12 in the amount of         in the lookback period is 4.65%Federal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             $2,456.81.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 11/XX/2006.
5612753581 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $340,180.92 is underdisclosed from calculated        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Finance Charge of $351,877.45 in the amount of $11,696.53.                            TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index value of 4.997% per the approval, however the lowest index value available in the lookback period is 5.15333%.
6062998661 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   4.65% per the Approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.69%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Application Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $664,961.52 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $669,775.82 in the amount of $4,814.30.
2457363295 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Approval indicates the Index used was 4.997%.  The lowest Index available within the
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application look-back period is 5.08083%.
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $724,252.75 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $728,493.34 in the amount of
                                                                                                                                                                                                                 $4,240.59.
1052476538 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction   Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8075029060 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Under disclosure is                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing due to the lender utilizing an index value of 4.897% per the Loan Approval, however the
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    lowest index value available in the look back period is 5.08083%.Federal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure -  Missing Signature
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     on Affiliated Business Arrangement DisclosureFederal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Timing Test
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $464,308.90 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $486,092.37 in the amount of
                                                                                                                                                                                                                 $21,783.47.
8928667724 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Disbursement DateFederal Compliance - ARM Disclosure Compliant TestFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2145388242 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The Approval states that the Lender used an Index of 4.897%. The only                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Index available in the drop down is 5.15333%.Federal Compliance - The Approval states that
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  the Lender used an Index of 4.897%. The only Index available in the drop down is
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   5.15333%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Prior to Closing TimingState Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 borrower.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL APR of 7.13100% is underdisclosed from calculated APR of 7.40985% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $710,045.77 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $751,615.45 in the amount of
                                                                                                                                                                                                                 $41,569.68.
2233137690 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Approval indicates the Index used was 4.897%.  The lowest Index available within the determine compliance with timing requirements due to missing Initial Loan Application look-back period is 5.08083%.
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $462,778.91 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $484,956.10 in the amount of
                                                                                                                                                                                                                 $22,177.19.
3511711558 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.897% per the Approval, however the lowest index value available in the look-back period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 5.083%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $536,696.08 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $560,543.40 in the amount of $23,847.32.
9911765241 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  to determine if a prepayment penalty was included in the pay-off which may impact     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 high cost findings.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:  TILA SOL.Federal Compliance - Payoff Statement MissingFederal Compliance - Loan Commitment
                                                                                                        Instrument is                                                                                            Truth In Lending Act:  Final TIL APR of 6.83300% is underdisclosed from calculated    and Approval indicate the Index used was 3.940%. The closest Index available in our
                                                                                                        not on a                                                                                                 APR of 7.17830% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL        look-back period is 4.340%. Under disclosure is not fee related.Federal Compliance - TIL
                                                                                                        FNMA/FHLMC form                                                                                          Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of     APR Tolerance Irregular Transaction
                                                                                                        and does not                                                                                             $392,591.32 is underdisclosed from calculated Finance Charge of $428,748.61 in the
                                                                                                        contain the                                                                                              amount of $36,157.29.
                                                                                                        following
                                                                                                        clauses:: ___
7972781308 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Approval indicates the Lender used an Index of 3.79%. The closest                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Index available in our look back period is 4.11%Federal Compliance - TIL APR Tolerance
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - TIL APR Tolerance Irregular         Irregular TransactionFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                        Instrument is                                                                                            Transaction: Truth In Lending Act:  Final TIL APR of 7.20500% is underdisclosed from
                                                                                                        not on a                                                                                                 calculated APR of 7.51702% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                        FNMA/FHLMC form                                                                                          TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        and does not                                                                                             $1,033,803.15 is underdisclosed from calculated Finance Charge of $1,077,176.78 in
                                                                                                        contain the                                                                                              the amount of $43,373.63.
                                                                                                        following
                                                                                                        clauses:: ___
4254786823 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     3.79% per the Loan Approval, however the lowest index value available in the look back
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   period is 4.11%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $327,124.66 is underdisclosed from calculated Finance Charge of $351,471.41 in the amount of $24,346.75.
5485550914 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - The index used was 3.79%. Most recent index value in lookback period                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     was 4.110%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 7.26700% is underdisclosed from calculated APR of 7.57223% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $299,830.59 is underdisclosed from calculated Finance Charge of $312,236.43 in the amount of $12,405.84.
9781651110 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Loan Approval indicates the index used was 3.79%.  The
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   closest index available in our look-back period is 4.11%.Federal Compliance - Right of
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 borrower.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New
                                                                                                                                                                                                                 Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay   Jersey Prepayment PenaltyClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        dated.
                                                                                                                                                                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                 TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $308,774.63 is underdisclosed from calculated Finance Charge of $331,373.94 in the amount of $22,599.31.
9732840604 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.79% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     4.110%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          Compliance - New Jersey Prepayment PenaltyFederal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit  Timing Test
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 7.68900% is underdisclosed from calculated APR of 7.99817% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $746,164.75 is underdisclosed from calculated Finance Charge of $807,531.81 in the amount of $61,367.06.
2385218099 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Per Approval, the Lender used and Index of 3.79%  The only Index                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in the drop down is 4.11%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             using an application date of 06/XX/2006 which is 1 months prior to consummation. A    DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.47100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.78034% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $496,852.02 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $509,646.08 in the amount of $12,794.06.
2286911021 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Loan Commitment and Approval indicate the Index used was 3.790%. The                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     closest Index available in our look-back period is 4.110%.Federal Compliance - TIL APR
                                                                                                        Security                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  Tolerance Irregular TransactionFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement            DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.29200% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.60691% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $875,768.99 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $912,505.33 in the amount of $36,736.34.
8998197708 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8303951965 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicate an index value of 3.79%. The closest index value                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in the lookback period is 3.94%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Test
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 06/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $344,132.07 is underdisclosed from calculated Finance Charge of $357,261.37 in the amount of $13,129.30.
3807231685 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  index value of 3.79% per approval, however the lowest index value available in the look
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   back period is 4.43%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment      Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an      Initial Loan Application Test
                                                                                                                                                                                                                 interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.67300% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.20816% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $517,278.34 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $595,460.17 in the amount of $78,181.83.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3805585581 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Compliance - Under-disclosure due to the lender utilizing an index value of 3.79% per the
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     approval, however the lowest index value available within the look-back period is
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       4.11000%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit  Compliance - New Jersey Prepayment PenaltyFederal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]    Timing Test
                                                                                                                                                                                                                 State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 6.67600% is underdisclosed from calculated APR of 7.00341% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $431,272.95 is underdisclosed from calculated Finance Charge of $469,400.88 in the amount of $38,127.93.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
7211430316 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     RefinanceFederal Compliance - The Approval indicates the Index used was 3.79%. The lowest
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Index available within the look-back period is 3.94%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business      Days of Application
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $1,032,688.08 is underdisclosed from calculated Finance Charge of $1,065,814.63 in the amount of $33,126.55.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
1009006396 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Loan Approval indicates Index used was 3.79%; however to determine this application date.[B] Federal Compliance - Payoff Statement Missing: closest Index available in our look back period is 4.11%.Federal Compliance - Payoff
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in Statement MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $246,105.00 is underdisclosed from calculated Finance Charge of $255,110.03 in the amount of $9,005.03.
2480370621 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.790% per the approval, however the lowest index value available in the look-back period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 3.940%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect determine compliance with timing requirements due to missing Initial Loan Application payment stream between Final TIL and actual TIL calculation.Federal Compliance - CHARM
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $316,156.23 is underdisclosed from calculated Finance Charge of $328,262.27 in the amount of $12,106.04.
2780971418 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.66% per the loan approval, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 4.11%.Federal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Instrument is                                                                                            Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:   index value of 3.66% per the approval, however the lowest index value available in the
                                                                                                        not on a                                                                                                 Final TIL APR of 6.53600% is underdisclosed from calculated APR of 6.97725% outside   lookback period is 4.11%.Federal Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                        FNMA/FHLMC form                                                                                          of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                        and does not                                                                                             Disclosed: Truth In Lending Act: Final TIL Finance Charge of $504,210.17 is
                                                                                                        contain the                                                                                              underdisclosed from calculated Finance Charge of $567,095.78 in the amount of
                                                                                                        following                                                                                                $62,885.61.
                                                                                                        clauses:: ___
6117482868 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.660% per the approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 3.94%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 06/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of
                                                                                                        clauses:: ___                                                                                            7.35000% is underdisclosed from calculated APR of 7.61982% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $464,407.21 is underdisclosed from calculated Finance Charge of $497,839.55 in the amount of $33,432.34.
7845921509 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.66% per the Approval, however the lowest index value available in the lookback period is days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: 3.94%.Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 6.54600% is underdisclosed from calculated    of 3.66% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 APR of 6.80876% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL        is 3.94%.Federal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $979,413.07 is underdisclosed from calculated Finance Charge of $1,053,516.97 in the amount of $74,103.90.
6612335245 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.660% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 3.94%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Test
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] State
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 7.08900% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.36211% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $619,856.86
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $665,516.85 in the amount of
                                                                                                                                                                                                                 $45,659.99.
5149324777 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   value of 3.66 % per the loan approval, however the lowest index value available in the
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   lookback period is 3.94%.TIL Itemization is in line.Federal Compliance - CHARM Booklet provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $269,060.27 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $285,814.46 in the amount of $16,754.19.
1297530402 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 3.66%. The closest Index                                                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 3.79%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $480,995.05 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $497,562.28 in the amount of
                                                                                                                                                                                                                 $16,567.23.
3306449632 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     TILA SOL.Federal Compliance - Loan Commitment and Approval indicate the Index used was
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       3.660%. The closest Index available in our look-back period is 3.940%.Federal Compliance -
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        and does not                                                                                             In Lending Act: Final TIL Finance Charge of $269,937.72 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $287,912.51 in the amount of $17,974.79.
                                                                                                        following
                                                                                                        clauses:: ___
5251086271 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       value of 3.680% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          period is 4.11000%, in addition the Final TIL Finance Charge is under-disclosed due to
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit  incorrect payment stream between Final TIL and actual TIL calculation.Federal Compliance -
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]    TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No   StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - New Jersey
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language      Prepayment PenaltyFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 6.56000% is underdisclosed from calculated APR of 6.96430% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $330,677.97 is underdisclosed from calculated Finance Charge of $366,841.02 in the amount of $36,163.05.
6741068213 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     3.66% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  3.94%.Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TIL APR Tolerance         of 3.66% per the approval, however the lowest index value available in the lookback period
                                                                                                        not on a                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.54500% is            is 3.94%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated APR of 6.81728% outside of 0.125% tolerance.[B]
                                                                                                        and does not                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        contain the                                                                                              Final TIL Finance Charge of $424,923.61 is underdisclosed from calculated Finance
                                                                                                        following                                                                                                Charge of $455,024.03 in the amount of $30,100.42.
                                                                                                        clauses:: ___
1911161836 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates lender used Index of 4.318%. The closest Index                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in our look back period is 4.482%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $513,754.15
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $535,098.86 in the amount of
                                                                                                                                                                                                                 $21,344.71.
6730865899 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Under disclosure is due to the lender utilizing an index value of 3.79% per the approval,
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application however the lowest index value available in the lookback period is 4.24%.Federal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     DateFederal Compliance - Under disclosure is due to the lender utilizing an index value of
                                                                                                        and does not                                                                                             date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  3.79% per the approval, however the lowest index value available in the lookback period is
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -        4.24%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Not Provided Within 3 Business Days of Application
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.36600%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.81201% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $580,078.59 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $611,866.85 in the amount of $31,788.26.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9528156303 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Federal FACTA Disclosure Timing TestFederal Compliance - Under disclosure is
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    due to payment stream.  Original index value used by lender, according to the Approval, is
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         3.660%, which is lower than the lowest index value available in the look back period,
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      which is 3.940%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.54900% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.82076% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,571.48
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $341,854.88 in the amount of
                                                                                                                                                                                                                 $24,283.40.
3100206111 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Approval indicates the Index was 3.66%.  The lowest Index available                                                                                -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     within the look-back period is 3.94%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal TransactionState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Initial Loan Application Test
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 7.11600% is underdisclosed from calculated
                                                                                                                                                                                                                 APR of 7.38665% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $348,382.31 is underdisclosed from calculated Finance Charge of $373,839.84 in the amount of $25,457.53.
8693912631 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Closing instructions indicate the Index used was 3.66%. The closest                                                                                -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Index available in our look-back period is 3.94%.Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - CHARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $735,345.02 is underdisclosed from calculated Finance Charge of $783,490.40 in the amount of $48,145.38.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
9289813421 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Initial Loan Application Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4488689808 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - The Approval shows the Lender used an Index of 3.66%.  The only Index                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     available in the drop down is 3.66%.Federal Compliance - The Approval shows the Lender
                                                                                                        Security                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  used an Index of 3.66%.  The only Index available in the drop down is 3.66%.Federal
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated         DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          Business Disclosure due to missing information.[B] Federal Compliance - RESPA         Disclosure MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                        contain the                                                                                              Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                        clauses:: ___                                                                                            Lending Act:  Final TIL APR of 7.26400% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.53133% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $474,558.55
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $509,544.83 in the amount of
                                                                                                                                                                                                                 $34,986.28.
4574605343 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $367,778.72 is underdisclosed from calculated        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Finance Charge of $391,366.18 in the amount of $23,587.46.[B] Federal Compliance -    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  value of 3.66% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to     period is 3.94%.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.                Business Days From Transaction Date
9201632042 XXXXXXXXXX XXXXXXXXXX NV    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.158% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.48250%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 05/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 7.17500% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.50706% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,719.68
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $266,742.02 in the amount of
                                                                                                                                                                                                                 $21,022.34.
1449098538 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Compliance - Approval indicates the Index used was 3.66%. The closest Index available in
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   our look-back period is 3.94%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         TransactionState Compliance - Illinois Prepayment Penalty
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State
                                                                                                        contain the                                                                                              Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):
                                                                                                        following                                                                                                A prepayment penalty is not permissible on a loan with an interest rate of greater
                                                                                                        clauses:: ___                                                                                            than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 6.59100% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.86179% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $442,927.89
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $476,636.32 in the amount of
                                                                                                                                                                                                                 $33,708.43.
2780521018 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] State Compliance -       4.158% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate is 4.4825%.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 increase may be invalid due to borrower not being permitted to prepay the loan        value of 4.158% per the approval, however the lowest index value available in the lookback without penalty within 90 days of notification of any increase in the interest rate,  period is 4.4825%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 depending on the lender's license type.[B] Federal Compliance - CHARM Booklet         ARM Disclosure Status TestState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                                                                                                                                 Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance -       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.98200% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.28499% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $542,815.72
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $588,973.78 in the amount of
                                                                                                                                                                                                                 $46,158.06.
7857659458 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingFederal Compliance - Under disclosure is due to the
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   lender utilizing an index value of 3.90% per the approval, however the lowest index value
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    available in the lookback period is 4.110%.Federal Compliance - TIL APR Tolerance borrower.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment  Irregular TransactionState Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL APR of 6.67400% is underdisclosed from calculated APR of 6.99766% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $475,159.42 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $516,697.73 in the amount of
                                                                                                                                                                                                                 $41,538.31.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9632408260 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] State Compliance - New       value of 3.66% per the Commitment letter, however the lowest index value available in the
                                                                                                                                                                                                                 Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties    look back period is 3.94%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 are permissible in the state of New Jersey.[B] Federal Compliance - Final TIL Finance TimingState Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $407,630.21
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $433,217.03 in the amount of
                                                                                                                                                                                                                 $25,586.82.
2844222735 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - The Approval indicates the Index used was 3.66%. The lowest
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Index available within the look-back period is 3.79%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 04/XX/2006   Missing Initial Loan Application Test
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $191,802.92 is underdisclosed from calculated Finance Charge of $197,266.36 in the amount of $5,463.44.
4987402088 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     3.660% per the Approval, however the lowest index value available in the lookback period date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  is 3.7900%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $372,052.23 is underdisclosed from calculated Finance Charge of $381,140.35 in the amount of $9,088.12.
9432377082 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.560% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     is 3.790%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,295.29
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $323,583.00 in the amount of
                                                                                                                                                                                                                 $16,287.71.
9714853749 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - Closing instructions indicate the Index used was
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.158%. The closest Index available in our look-back period is 4.4825%.Federal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.05300%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.33389% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $605,574.05 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $651,924.90 in the amount of $46,350.85.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4058810269 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - Approval indicates the Index used was 3.56%. The
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     closest Index available in our look-back period is 3.79%.Federal Compliance - CHARM
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Booklet Disclosure StatusFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $593,605.03 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $628,185.21 in the amount of $34,580.18.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4363043177 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Loan Approval indicates the index used was 3.56%.  The closest index
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     available in our look-back period is 3.79%.Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $340,109.26 is underdisclosed from calculated Finance Charge of $358,010.57 in the amount of $17,901.31.
8747100098 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing is due to the lender utilizing an index value of 3.56% per the loan approval, however the
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       lowest index value available in the lookback period is 3.79%.Federal Compliance - ARM determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $694,780.89 is underdisclosed from calculated Finance Charge of $737,306.62 in the amount of $42,525.73.
6354898098 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - CHARM                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     New Jersey Prepayment PenaltyFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                        contain the                                                                                              State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                        following                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language
                                                                                                        clauses:: ___                                                                                            states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $966,911.99 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $997,566.17 in the amount of $30,654.18.
5305508909 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.56% per approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.79%Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $699,448.59 is underdisclosed from calculated Finance Charge of $741,105.34 in the amount of $41,656.75.
8734383508 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - The under disclosure appears to be due to the lender using an index                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of 3.56% and the lowest index available in the look back period is 3.66%.Federal
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    RefinanceFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        not on a                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationGeneral Appraisal
                                                                                                        and does not                                                                                             not provide Affiliated Business Arrangement Disclosure to applicant within three      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        contain the                                                                                              (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        following                                                                                                Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $599,589.43
                                                                                                        clauses:: ___                                                                                            is underdisclosed from calculated Finance Charge of $636,015.85 in the amount of
                                                                                                                                                                                                                 $36,426.42.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
1615914146 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9808977619 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       value of 3.560% per the Approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              period is 3.940%Federal Compliance - APR is under disclosed due to the Lender utilizing an
                                                                                                                                                                                                                 application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth   initial pick a payment rate of 2.600%Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.45600% is underdisclosed from calculated APR of   TimingFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 6.78500% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,053.60
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $321,697.40 in the amount of
                                                                                                                                                                                                                 $26,643.80.
8990748925 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 3.56%. The closest Index                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 3.79%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $399,115.54 is underdisclosed from calculated Finance Charge of $423,514.40 in the amount of $24,398.86.
7833693062 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 3.56%. The closest Index                                                                                     -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 3.79%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $827,255.88 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $877,598.37 in the amount of
                                                                                                                                                                                                                 $50,342.49.
8505590999 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     4.318% per the approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  is 4.4825%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $543,843.18 is underdisclosed from calculated Finance Charge of $566,221.49 in the amount of $22,378.31.
3247438242 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    value of 3.56% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 TIL Finance Charge of $567,233.95 is underdisclosed from calculated Finance Charge of period is 3.79%.State Compliance - Illinois Prepayment Penalty
                                                                                                        FNMA/FHLMC form                                                                                          $596,321.11 in the amount of $29,087.16.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5957142216 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 3.56%. The closest Index                                                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 3.66%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $403,226.16 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $413,410.57 in the amount of
                                                                                                                                                                                                                 $10,184.41.
8514844174 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure is due to the lender utilizing an index value of     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           3.56% per the approval, however the lowest index value available in the lookback period is (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        3.66%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure   procure.                  procure.
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2006 which is 1   Loan Application TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Stamped Used For Fee Testing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $580,004.67 is underdisclosed from calculated Finance Charge of $594,645.54 in the amount of $14,640.87.
4193697545 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Compliance - Approval indicates the Index used was 3.56%.  The lowest Index available practicable time after using credit score.[B] Federal Compliance - Final TIL Finance  within the look-back period is 3.79%.Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $523,944.52 Test
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $557,243.67 in the amount of
                                                                                                                                                                                                                 $33,299.15.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3602239539 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - approval indicates the lender used index of 3.66%. The closest Index                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look back period is 3.56%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment      California Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -    Disclosure Timing Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $361,220.82 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $369,458.37 in the amount of $8,237.55.
4585539845 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval shows the Lender used an Index of 3.56%.  The only available                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Index in the drop down is 3.79%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $350,015.47 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $370,821.26 in the amount of
                                                                                                                                                                                                                 $20,805.79.
3087002264 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Under disclosure is payment stream related due to index.
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Index used was 3.660% (per Approval), however the closest available index within the look
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    back period is 3.560%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 using an application date of 04/XX/2006 which is 1 months prior to consummation. A    Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $308,433.53 is underdisclosed from calculated Finance Charge of $315,072.04 in the amount of $6,638.51.
2172777327 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.56% per the Approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business   3.66%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure  Application
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $624,101.25 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $639,858.03 in the amount of $15,756.78.
8091670583 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Approval indicates Index used was 3.56%; however closest Index                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look back period is 3.66%.Unable to determine fees under disclosure due
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  to TIL Itemization missing break down of prepaid finance charge.Federal Compliance - CHARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Penalty: Maximum calculated prepay of $4,550.00 exceeds the state maximum of 2 months ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language
                                                                                                        following                                                                                                states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,102.00
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $374,971.49 in the amount of
                                                                                                                                                                                                                 $8,869.49.
1441476077 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    value of 3.46% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    period is 3.66%.Federal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        FNMA/FHLMC form                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time    index value of 3.46% per the approval, however the lowest index value available in the
                                                                                                        and does not                                                                                             after using credit score.[B] Federal Compliance - Missing Initial Loan Application    lookback period is 3.66%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run     Compliance - ARM Disclosure Status TestFederal Compliance - Missing Initial Loan
                                                                                                        following                                                                                                using an application date of 04/XX/2006 which is 0 months prior to consummation. A    Application TestFederal Compliance - Federal FACTA Disclosure Timing TestMiscellaneous
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 7.17200% is underdisclosed from calculated APR of 7.67340% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $198,802.59 is underdisclosed from calculated Finance Charge of $212,758.53 in the amount of $13,955.94.
5049577535 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 document or worksheet indicating how the lender determined that the home loan is in   TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            the borrower's interest.[B] State Compliance - Massachusetts Prepayment Penalty:      value of 3.46% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a        period is 3.79%.State Compliance - Massachusetts Prepayment PenaltyFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          partial prepayment.  Prepay language states prepay will not exceed maximum permitted  Under disclosure is due to the lender utilizing an index value of 3.46% per the approval,
                                                                                                        and does not                                                                                             by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No  however the lowest index value available in the lookback period is 3.79%.State Compliance
                                                                                                        contain the                                                                                              evidence of application date located in file.  Compliance tests were run using an     - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                        following                                                                                                application date of 04/XX/2006 which is 1 months prior to consummation. A lookback    FileFederal Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan
                                                                                                        clauses:: ___                                                                                            was performed to determine this application date.[B] Federal Compliance - Payoff      Application Test
                                                                                                                                                                                                                 Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 6.94800% is underdisclosed from calculated APR of 7.23560% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $470,232.18 is underdisclosed from calculated Finance Charge of $503,621.41 in the amount of $33,389.23.
3246324833 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 3.46%. The closest Index                                                                                     -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in the look-back period is 3.66.%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - PPP expired.  Subject Note is Neg Am ARM with 7.010% start rate, therefore 3
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   years PPP 3% first year, 2% second year, 3% third year of amount prepaid which exceeds
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  $5000 in a 12 month period is not allowed in the state of NY which specifies "If the rate
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     of interest on a mortgage loan exceeds 6% per annum, the unpaid balance of the loan may be
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests  prepaid at any time, in whole or in part. In such loans, no prepayment penalty may be
                                                                                                        following                                                                                                were run using an application date of 03/XX/2006 which is 1 months prior to           imposed on or after one year from the date the loan is made..."State Compliance - 5% late
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] State   charge exceeds 2% maximum for the state of NY.Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late    Application Test
                                                                                                                                                                                                                 charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New
                                                                                                                                                                                                                 York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.01000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $544,735.52 is underdisclosed from calculated Finance Charge of $572,595.83 in the amount of $27,860.31.
6571617956 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 3.46%. The closest Index                                                                                     -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 3.66%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 04/XX/2006 which is 0
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $650,261.03 is underdisclosed from calculated Finance Charge of $684,056.83 in the amount of $33,795.80.
3825945177 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Payoff Statement MissingFederal Compliance - TILA Notice of
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - The Approval indicates the Index used was 3.56%. The lowest Index available
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   within the look-back period is 3.66%.Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 tests were run using an application date of 04/XX/2006 which is 0 months prior to     TimingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $237,850.06 is underdisclosed from calculated Finance Charge of $242,271.36 in the amount of $4,421.30.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2927206172 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Lender used and Index of 3.46%. The closest                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Index available in our look back period is 3.66%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Illinois Prepayment PenaltyFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $240,552.00 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $253,054.56 in the amount of $12,502.56.
9797655012 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of days of application.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not   equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance than 3 Business Days From Transaction DateFederal Compliance - Under disclosure is due to
                                                                                                                                                                                                                 - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance   the lender utilizing an index value of 3.460% per the Approval, however the lowest index
                                                                                                                                                                                                                 Charge of $347,188.15 is underdisclosed from calculated Finance Charge of $364,280.15 value available in the lookback period is 3.66%.Federal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 in the amount of $17,092.00.[B] Federal Compliance - TILA Rescission - Disbursement   TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject  Arrangement Disclosure
                                                                                                                                                                                                                 loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4721113248 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Loan Application Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7469815177 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Under                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   disclosure is due to the lender utilizing an index value of 3.46% per the Approval,
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - Final TIL Finance Charge Under           however the lowest index value available in the lookback period is 3.66%.Federal
                                                                                                        Instrument is                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $607,528.24 is           Compliance - ARM Disclosure Timing Test
                                                                                                        not on a                                                                                                 underdisclosed from calculated Finance Charge of $641,435.31 in the amount of
                                                                                                        FNMA/FHLMC form                                                                                          $33,907.07.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6891471646 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 3.46%. The closest Index                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 3.66%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 03/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $433,808.02 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $455,857.60 in the amount of $22,049.58.
5393041313 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - The Approval shows the Lender used the Index of 3.46%.  The only                                                                                   -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Index available in the drop down is 3.66%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - California
                                                                                                                                                                                                                 California Prepayment Penalty:  Interest rate increase may be invalid due to borrower Prepayment Penalty ARM Test not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $578,683.59 is underdisclosed from calculated Finance Charge of $596,443.43 in the amount of $17,759.84.
3868472337 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.46% per the loan approval, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 3.56%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        contain the                                                                                              tests were run using an application date of 03/XX/2006 which is 1 months prior to
                                                                                                        following                                                                                                consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $595,052.83 is underdisclosed from calculated Finance Charge of $610,634.73 in the amount of $15,581.90.
8022403133 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Approval indicates the index used was 2.97%.  The closest index                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 3.24%.Federal Compliance - TILA Notice of Right to
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Test
                                                                                                        FNMA/FHLMC form                                                                                          date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        contain the                                                                                              Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,270.73 is
                                                                                                        following                                                                                                underdisclosed from calculated Finance Charge of $209,560.26 in the amount of
                                                                                                        clauses:: ___                                                                                            $13,289.53.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4885013982 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       State Compliance - Illinois Prepayment PenaltyFederal Compliance - Lender utilized an                                                                                   -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing index of  2.970% at origination but the lowest index available in our look-back is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       3.14%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,710.45 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $386,451.95 in the amount of
                                                                                                                                                                                                                 $16,741.50.
8506288667 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 10/XX/2005   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Approval indicates Index used was 2.97%; however closest Index                                                                                -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look back period is 3.06%Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Test
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 10/XX/2005 which is 0 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $441,870.70 is underdisclosed from calculated Finance Charge of $452,646.88 in the amount of $10,776.18.
5819964110 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   value of 3.06% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   period is 3.14%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] State Compliance - Maryland Prepayment        Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $5,780.00     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 exceeds the state maximum of 2 months interest calculated on 2/3 of the original      Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $341,691.58 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $347,849.59 in the amount of $6,158.01.
6213932630 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    value of 2.97% per the Approval, however the lowest index value available in the look-back
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   period is 3.14%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $349,893.68 is underdisclosed from calculated Finance Charge of $366,048.40 in the amount of $16,154.72.
3725995293 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - The Approval indicates the Index used was 2.97%. The
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    lowest Index available within the look-back period is 3.06%.Federal Compliance - CHARM
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 using an application date of 10/XX/2005 which is 1 months prior to consummation. A    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $581,354.88 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $591,420.88 in the amount of $10,066.00.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6866112950 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   The under disclosure appears to be due to the lender using an index of 3.060% and the
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    lowest index available in the look back period is 3.14%.Federal Compliance - CHARM Booklet
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In  Disclosure Status
                                                                                                        and does not                                                                                             Lending Act: Final TIL Finance Charge of $340,251.11 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $346,479.62 in the amount of $6,228.51.
                                                                                                        following
                                                                                                        clauses:: ___
4483391086 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is payment stream related due to index.  Index used                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   was 2.890% (per Approval), however the closest index available within the look back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 3.060%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - RESPA
                                                                                                        following                                                                                                Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,742.40 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $309,474.13 in the amount of
                                                                                                                                                                                                                 $13,731.73.
7894907018 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - Under disclosure is due to payment stream.  Original index
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       value used by lender, according to the Approval, is 2.89%, which is lower than the lowest
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          index value available in the look back period, which is 3.14Federal Compliance - CHARM
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]    - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $468,307.57 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $496,898.14 in the amount of $28,590.57.
5547620990 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure is due to the lender utilizing an index value of 3%  SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           per approval, however the lowest index value available in the look back period is          (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    3.345%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -    procure.                  procure.
                                                                                                        Instrument is                                                                                            Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Compliance - Missing Initial Loan Application TestFederal Compliance - Missing Final
                                                                                                        and does not                                                                                             Initial Loan Application Test: No evidence of application date located in file.       HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                        contain the                                                                                              Compliance tests were run using an application date of 10/XX/2005 which is 1 months
                                                                                                        following                                                                                                prior to consummation. A lookback was performed to determine this application
                                                                                                        clauses:: ___                                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.78100% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.08659% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $698,543.81
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $757,789.34 in the amount of
                                                                                                                                                                                                                 $59,245.53.
5719565757 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Loan Approval indicates Index used was 2.97%; however closest Index                                                                                -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in our look back period is 3.06%Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 using an application date of 10/XX/2005 which is 1 months prior to consummation. A    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $484,569.17 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $496,195.98 in the amount of $11,626.81.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2005.
4856926960 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Approval indicate the Index used was 2.89%. The
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    closest Index available in our look-back period is 3.06%.Federal Compliance - CHARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Booklet Disclosure StatusState Compliance - Illinois Prepayment PenaltyFederal Compliance
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] State Compliance -
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $252,748.33 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $264,333.22 in the amount of $11,584.89.
7775513840 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Lender utilized an index of 3% but the lowest index available in our                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   look-back is 3.17417%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Instrument is                                                                                            Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        and does not                                                                                             Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        contain the                                                                                              tests were run using an application date of 09/XX/2005 which is 1 months prior to
                                                                                                        following                                                                                                consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $487,251.80 is underdisclosed from calculated Finance Charge of $510,392.45 in the amount of $23,140.65.
7790628128 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Lender used an Index of 2.89%. The
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   closest Index available in our look back period is 3.06%.Federal Compliance - CHARM
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests  Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        following                                                                                                were run using an application date of 09/XX/2005 which is 1 months prior to           provided
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $248,173.72 is underdisclosed from calculated Finance Charge of $258,141.81 in the amount of $9,968.09.
4140896462 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   2.833% per the Loan Approval, however the lowest index value available in the look back
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     period is 3.17417%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL APR of 6.49700% is underdisclosed from calculated APR of 6.82636% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $922,253.10 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,008,581.95 in the amount of
                                                                                                                                                                                                                 $86,328.85.
9353209740 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under-disclosure due to the lender utilizing an index value of 2.89%                                                                               -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing per the approval, however the lowest index value available within the look-back period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       2.97000%.Federal Compliance - Right of Rescission Timing - Note Date used as Transaction determine compliance with timing requirements due to missing Initial Loan Application DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $347,387.28 is underdisclosed from calculated Finance Charge of $352,621.57 in the amount of $5,234.29.
5921298025 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Federal Compliance - Approval shows the Index used was 2.89%. The only Index available in                                                                               -
                                                                          Other                                                                                                                                  Maximum calculated prepay of $5,738.00 exceeds the state maximum of 2 months interest the drop down is  3.06%.State Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                                                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $432,014.19 is underdisclosed from calculated Finance Charge of $451,733.20 in the amount of $19,719.01.
5306238522 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The Approval indicates the Index used was 2.89%. The lowest Index                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 2.97%.Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Timing - Note Date used as Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   StatusFederal Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $245,072.93 is underdisclosed from calculated Finance Charge of $250,271.37 in the amount of $5,198.44.
4618916110 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Under-disclosure due to the lender utilizing an date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed  index value of 2.89% per the approval, however the lowest index value available within the
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        look-back period is  3.06%.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $560,316.66
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $571,934.75 in the amount of
                                                                                                                                                                                                                 $11,618.09.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4121805010 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   2.78% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     is 2.97%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $494,312.77 is underdisclosed from calculated Finance Charge of $520,939.92 in the amount of $26,627.15.
3934865542 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - The Approval indicates the Index used was 2.89%. The only
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Index available within the look-back period is 3.06%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,031.91 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $358,288.84 in the amount of
                                                                                                                                                                                                                 $14,256.93.
9948976874 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The under disclosure is due to the Approval showing that the Lender                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   used an Index of  2.78%. The only available Index in the drop down is  2.89%.Federal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $608,364.13
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $626,687.07 in the amount of
                                                                                                                                                                                                                 $18,322.94.
1599163384 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Approval indicates the Lender used an Index of 2.78%. The closest                                                                                  -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Index available in our look back period is 2.89%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      Disclosure Status
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,551.46 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $342,560.02 in the amount of
                                                                                                                                                                                                                 $10,008.56.
5994960886 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Under disclosure is due to the lender utilizing an information.[B] State Compliance - California Prepayment Penalty ARM Test: California index value of 2.7% per the approval, however the lowest index value available in the
                                                                                                                                                                                                                 Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being  lookback period is 2.89%.Federal Compliance - Under disclosure is due to the lender
                                                                                                                                                                                                                 permitted to prepay the loan without penalty within 90 days of notification of any    utilizing an index value of 2.7% per the approval, however the lowest index value
                                                                                                                                                                                                                 increase in the interest rate, depending on the lender's license type.[B] Federal     available in the lookback period is 2.89%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  StatusState Compliance - California Prepayment Penalty ARM TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Affiliated Business Arrangement Disclosure date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.06100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.57488% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $236,206.38 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $273,204.31 in the amount of $36,997.93.
5346462581 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   value of 2.70% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 tests were run using an application date of 08/XX/2005 which is 0 months prior to     period is 2.89%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $424,228.40 is underdisclosed from calculated Finance Charge of $445,031.04 in the amount of $20,802.64.
3824734953 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Approval indicates the Lender used an Index of 3%. The closest Index  SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           available in our look back period is 2.658%.Federal Compliance - Approval indicates the    (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - CHARM  Lender used an Index of 3%. The closest Index available in our look back period is         procure.                  procure.
                                                                                                        Instrument is                                                                                            Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         2.658%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                        and does not                                                                                             TIL APR of 6.31800% is underdisclosed from calculated APR of 6.65758% outside of
                                                                                                        contain the                                                                                              0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                        following                                                                                                Truth In Lending Act: Final TIL Finance Charge of $613,091.17 is underdisclosed from
                                                                                                        clauses:: ___                                                                                            calculated Finance Charge of $671,940.64 in the amount of $58,849.47.
7527882928 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is payment stream related due to index.  Index used                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   was 2.70% (per Approval), however the closest available index within the look back period
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     is 2.89%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Status
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,821.04
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $295,149.01 in the amount of
                                                                                                                                                                                                                 $13,327.97.
7477576240 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Closing instructions indicate the index used was
                                                                                                        Security                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  2.70%. The closest index available in the look back period is 2.89%.Federal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $211,041.70 is underdisclosed from calculated Finance Charge of $221,433.18 in the amount of $10,391.48.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
2061812709 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        value of 2.70% per the Approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     period is 2.89%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Initial Loan Application Test
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $545,266.09 is underdisclosed from calculated Finance Charge of $571,357.90 in the amount of $26,091.81.
2061941112 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                        Security                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9585996088 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Provided Within 3 Business Days of ApplicationFederal Compliance - The Approval shows the
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Lender used an Index of 2.70%. The only Index Available in the drop down is 2.89%.Federal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $584,548.18 is underdisclosed from calculated Finance Charge of $616,358.41 in the amount of $31,810.23.
1686836713 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   value of 2.7% per approval, however the lowest index value available in the look back
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    period is 2.78%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment      ARM Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an      PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,243.76 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $209,029.89 in the amount of
                                                                                                                                                                                                                 $3,786.13.
2724817740 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  7/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Under disclosure is                                                                                -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   due to the lender utilizing an index value of 2.70% per the loan approval, however the
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey  lowest index value available in the lookback period is 2.97%. Fee itemization is in
                                                                                                        Instrument is                                                                                            Prepayment Penalty: No prepayment penalties are permissible in the state of New       line.Federal Compliance - ARM Disclosure Timing Test
                                                                                                        not on a                                                                                                 Jersey. Prepay language states prepay will not exceed maximum permitted by applicable
                                                                                                        FNMA/FHLMC form                                                                                          law.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        and does not                                                                                             Lending Act: Final TIL Finance Charge of $382,332.98 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $410,879.31 in the amount of $28,546.33.
                                                                                                        following
                                                                                                        clauses:: ___
1505532914 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Compliance - Loan Approval indicates the index used was 2.70%. The closest index available
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  in the look back period is 2.89%.Federal Compliance - CHARM Booklet Disclosure Prior to
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Closing TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Within 3 Business Days of Application
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $297,997.83 is underdisclosed from calculated Finance Charge of $314,566.78 in the amount of $16,568.95.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7953015719 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing:  Federal Compliance - Approval indicates the Index used was 2.610%. The closest Index       SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Debt Consolidation                                                                                                                     Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local available in our look-back period is 2.78%.Federal Compliance - TILA Notice of Right to    (2020-02-20): Unable to   (2020-02-20): Unable to                            Indeterminable
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - ARM Disclosure Prior to Closing Timing:   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - ARM         procure.                  procure.
                                                                                                                                                                                                                 TIL variable rate disclosure: ARM loan program disclosure not provided to the         Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did  TestFederal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance - Missing
                                                                                                                                                                                                                 not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:    Final HUD-1:  Estimated HUD-1 Used For Fee Testing
                                                                                                                                                                                                                 FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $217,937.00 is underdisclosed from calculated Finance Charge of $228,345.83 in the amount of $10,408.83.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
2048412133 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    TILA SOL.Federal Compliance - The Approval indicates the Index used was 2.61%. The lowest
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Index available within the look-back period is 2.78%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Compliance - ARM Disclosure Compliant TestFederal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date   ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 06/XX/2005
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $613,583.06
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $640,002.26 in the amount of
                                                                                                                                                                                                                 $26,419.20.
7531382937 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Loan Approval indicates Index used was 2.25%; however
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     closest Index available in our look back period is 2.7%State Compliance - Illinois
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Prepayment Penalty
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $197,979.68 is underdisclosed from calculated Finance Charge of $205,934.65 in the amount of $7,954.97.
4247404220 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   2.52% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     2.78%.Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       of 2.52% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     is 2.78%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business      Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 5.77000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.05895% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,290.28
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $303,052.33 in the amount of
                                                                                                                                                                                                                 $21,762.05.
6727283115 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Index used per final loan approval is 2.52% and the only index                                                                                     -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available to select in our look-back is 2.61%.Federal Compliance - ARM Disclosure Timing
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within
                                                                                                        not on a                                                                                                 a reasonably practicable time after using credit score.[B] Federal Compliance - Final
                                                                                                        FNMA/FHLMC form                                                                                          TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        and does not                                                                                             $267,417.67 is underdisclosed from calculated Finance Charge of $274,361.17 in the
                                                                                                        contain the                                                                                              amount of $6,943.50.
                                                                                                        following
                                                                                                        clauses:: ___
6279272056 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   2.39% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  2.7%.Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   of 2.39% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    is 2.7%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.34700%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 5.65621% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $535,350.01 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $583,681.04 in the amount of $48,331.03.
2544220453 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The approval indicates the lender used the index of 2.39%, the lowest                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing index in the look back is 2.61%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated       Application
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $861,851.43 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $915,817.72 in the amount of $53,966.29.
4941270582 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Approval indicates the Index used was 2.28%. The closest Index                                                                                     -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     available in the look-back period is 2.52%.Federal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $323,806.42 is underdisclosed from calculated Finance Charge of $345,718.02 in the amount of $21,911.60.
5816554846 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The index the lender used per the approval is 1.836%, the lowest                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing index in the look back is 2.1633%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Disclosure Timing Test
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 5.60900% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 5.93891% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $357,987.66
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $391,671.69 in the amount of
                                                                                                                                                                                                                 $33,684.03.
6070024269 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Approval shows the Lender used an Index of 2.52%, whereas the only    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Index available in the drop down is 2.61%.Federal Compliance - CHARM Booklet Disclosure    (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -      procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Testing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $540,922.71
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $554,865.95 in the amount of
                                                                                                                                                                                                                 $13,943.24.
2283233485 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  1/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    State Compliance - California Prepayment Penalty ARM TestFederal Compliance - Under                                                                                     -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   disclosure is due to payment stream.  Original index value used by lender, according to
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    the Approval, is 1.639%, which is lower than the lowest index value available in the look
                                                                                                        Instrument is                                                                                            California Prepayment Penalty:  Interest rate increase may be invalid due to borrower back period, which is 2.390%.Federal Compliance - Under disclosure is due to payment
                                                                                                        not on a                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification stream.  Original index value used by lender, according to the Approval, is 1.639%, which
                                                                                                        FNMA/FHLMC form                                                                                          of any increase in the interest rate, depending on the lender's license type.[B]      is lower than the lowest index value available in the look back period, which is
                                                                                                        and does not                                                                                             Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   2.390%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        contain the                                                                                              Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        following                                                                                                borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        clauses:: ___                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.15100%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 5.83635% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $215,921.58 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $258,305.31 in the amount of $42,383.73.
1915074817 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure due to the Approval indicating the Index the Lender                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     used was 1.693% and closest index at look back period is reflecting 1.99583%.Federal date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed  Compliance - Under disclosure due to the Approval indicating the Index the Lender used was
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        1.693% and closest index at look back period is reflecting 1.99583%.Federal Compliance -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.47600%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 5.75286% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $277,166.79 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $301,842.52 in the amount of $24,675.73.
2421791530 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Days From Transaction DateFederal Compliance - Approval indicates the Lender used
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   an Index of 1.693%. The closest Index available in our look back period is 1.995%.Federal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.       TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 5.08200% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 5.37550% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $487,505.23
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $532,415.31 in the amount of
                                                                                                                                                                                                                 $44,910.08.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1804655021 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - CHARM                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 01/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $384,842.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $406,171.25 in the amount of $21,328.65.
5987657124 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 1.355%. The closest Index                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 1.56333%.Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - CHARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $266,102.29 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $281,892.04 in the amount of $15,789.75.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1002331137 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Lender used an index value of 1.212%. The lowest index in the                                                                                      -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   look-back period is 1.355%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $246,303.00 is underdisclosed from calculated Finance Charge of $256,990.77 in the amount of $10,687.77.
9812738078 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     2.7% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           2.89%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          file.  Compliance tests were run using an application date of 08/XX/2005 which is 0   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             months prior to consummation. A lookback was performed to determine this application  DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        following                                                                                                Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain
                                                                                                        clauses:: ___                                                                                            signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $508,846.27 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $530,059.91 in the amount of $21,213.64.
1557175665 XXXXXXXXXX XXXXXXXXXX NV    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 2.78% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    2.97%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             using an application date of 08/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $375,485.97 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $396,444.52 in the amount of $20,958.55.
5532242460 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  8/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        2.78% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     2.99%.Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Illinois
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Prepayment PenaltyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] State Compliance -  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment
                                                                                                        and does not                                                                                             penalty is not permissible on a loan with an interest rate of greater than 8%. Loan
                                                                                                        contain the                                                                                              contracts for an interest rate of 11.95000%.[B] Federal Compliance - Missing Initial
                                                                                                        following                                                                                                Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        clauses:: ___                                                                                            tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $309,460.72 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $317,664.03 in the amount of $8,203.31.
4377452319 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the index used was 2.780%.  The closest index in                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   our look-back period is 2.97%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Loan Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,381.45 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $325,470.13 in the amount of
                                                                                                                                                                                                                 $16,088.68.
5660313248 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   2.78% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  2.97%General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    amount, whichever applies.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $355,966.60 is underdisclosed from calculated Finance Charge of $375,502.06 in the amount of $19,535.46.
3428710287 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - TILA Notice of                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Under disclosure is due to the lender utilizing an index value of 2.52% per the loan determine compliance with timing requirements due to missing Initial Loan Application approval, however the lowest index value available in the lookback period is 2.78%.Federal
                                                                                                                                                                                                                 Date.[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment     Compliance - Under disclosure is due to the lender utilizing an index value of 2.52% per
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $5,690.00 exceeds the state maximum of 2 months the loan approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language    2.78%.Federal Compliance - ARM Disclosure Timing TestState Compliance - Maryland
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 06/XX/2005   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.99200% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.25051% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $382,430.01 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $411,120.61 in the amount of $28,690.60.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8793666976 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 2.520%. The closest Index                                                                                    -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 2.70%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $363,482.53 is underdisclosed from calculated Finance Charge of $382,418.15 in the amount of $18,935.62.
7990162720 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - The under disclosure appears to be due to the lender using
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    an index of 2.520% and the lowest index available in the look back period is 2.70%.Federal
                                                                                                        not on a                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Compliant
                                                                                                        FNMA/FHLMC form                                                                                          TIL Finance Charge of $152,605.20 is underdisclosed from calculated Finance Charge of Test
                                                                                                        and does not                                                                                             $158,614.29 in the amount of $6,009.09.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7752102529 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Lender used an Index of 2.61%. The closest                                                                                  -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Index available in our look back period is 2.78%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    Disclosure TimingFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                        Instrument is                                                                                            California Prepayment Penalty:  Interest rate increase may be invalid due to borrower California Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          of any increase in the interest rate, depending on the lender's license type.[B]
                                                                                                        and does not                                                                                             Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                        contain the                                                                                              Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        following                                                                                                borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,803.68 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $233,185.38 in the amount of
                                                                                                                                                                                                                 $10,381.70.
1846551217 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Unable to                                                                                      -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   determine source of under disclosure as the Itemization of Amount Financed does not break
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     down fee's.Federal Compliance - ARM Disclosure Timing TestState Compliance - Illinois
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Prepayment Penalty
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $400,916.32 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $400,964.91 in the amount of $48.59.
6288466148 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     2.78% per approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    2.89%State Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $262,553.79 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $270,189.58 in the amount of $7,635.79.
6209769537 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Index used was 2.7%. The closest Index                                                                                      -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in our look-back period is 2.79%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - Illinois
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Prepayment Penalty
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $469,053.30 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $475,620.42 in the amount of
                                                                                                                                                                                                                 $6,567.12.
7507121616 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.State Compliance - Per State law Prepayment in full of a "mortgage loan"69 (as
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   defined) may be made by or on behalf of a mortgagor at any time without penalty.Federal
                                                                                                        not on a                                                                                                 tests were run using an application date of 07/XX/2005 which is 1 months prior to     Compliance - Under disclosure is due to the lender utilizing an index value of 2.700% per
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] State   the Approval, however the lowest index value available in the lookback period is
                                                                                                        and does not                                                                                             Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No         2.780%.Federal Compliance - Payoff Statement MissingFederal Compliance - Missing Initial
                                                                                                        contain the                                                                                              prepayment penalties are permissible in the state of New Jersey. Prepay language      Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        following                                                                                                states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $369,566.16 is underdisclosed from calculated Finance Charge of $376,623.67 in the amount of $7,057.51.
4186324021 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Lender used Index of 2.4%. The closest Index                                                                                -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look back period is 2.676%.Federal Compliance - Approval indicates the
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Lender used Index of 2.4%. The closest Index available in our look back period is
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   2.676%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Loan Application Test
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 05/XX/2005 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 6.04800% is underdisclosed from calculated APR of 6.33275% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $266,900.03 is underdisclosed from calculated Finance Charge of $288,283.13 in the amount of $21,383.10.
3988706855 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Approval indicates the Index used was 2.39%.  The lowest Index                                                                                     -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     available within the look-back period is 2.70%.Federal Compliance - TIL APR Tolerance
                                                                                                        Security                                                                                                 date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  Irregular TransactionFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        not on a                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.97100% is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated APR of 6.28159% outside of 0.125% tolerance.[B]
                                                                                                        and does not                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        contain the                                                                                              Final TIL Finance Charge of $349,424.96 is underdisclosed from calculated Finance
                                                                                                        following                                                                                                Charge of $380,850.08 in the amount of $31,425.12.
                                                                                                        clauses:: ___
6528420209 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     refiFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                                                                                                                                 using an application date of 03/XX/2004 which is 1 months prior to consummation. A    Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7764320877 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Approval indicates the Index used was 1.162%.  The lowest determine compliance with timing requirements due to missing Initial Loan Application Index available within the look-back period is 1.355%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,417.60 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $173,334.59 in the amount of
                                                                                                                                                                                                                 $7,916.99.
4002878781 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     lender refi
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        and does not                                                                                             same lender refi: Original Lender was not able to be determined. Unable to determine
                                                                                                        contain the                                                                                              if correct TILA rescission form was used.
                                                                                                        following
                                                                                                        clauses:: ___
7953913083 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 01/XX/2004 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.
9801842559 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
5306183871 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2004  2/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                        Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan    (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Application TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped     procure.                  procure.
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Used For Fee Testing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2004 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8614683724 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
1792182877 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestClosing / Title - (Doc Error) TIL Error:
                                                                                                                                                                                                                 using an application date of 08/XX/2003 which is 1 months prior to consummation. A    Borrower signature not dated.
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.
2188114838 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
6998319235 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Michigan Prepayment                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        PenaltyState Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Michigan Consumer Mortgage Protection List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage     ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of
                                                                                                                                                                                                                 Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.[B]      Rights Disclosure Not Provided)
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                 Ownership Counseling Notice not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                 Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan Prepayment Penalty: Michigan
                                                                                                                                                                                                                 Prepayment Penalty: Maximum calculated prepay of $2,800.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
5720000357 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Application Test
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 06/XX/2003
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
1579029867 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Home Improvement                                                                                                                       disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7050078818 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2004  3/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5146070130 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.State Compliance - Maryland Prepayment Penalty TestFederal Compliance - CHARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $2,880.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
4612258317 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                   -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1522395727 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2003  4/XX/2003    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge:    State Compliance - Illinois Late Charge Percent TestingFederal Compliance - Missing                                                                                     -
                                                                          Other                                                                                                                                  Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B] Federal      Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5164732218 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3059566722 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2002  9/XX/2002    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                        (Missing Doc)                                                                                            information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Compliance - Missing Initial Loan Application TestClosing / Title - (Doc Error) TIL Error:
                                                                                                        Missing Note                                                                                             determine compliance with timing requirements due to missing Initial Loan Application Final TIL not signed by all required partiesClosing / Title - (Doc Error) TIL Error:
                                                                                                        Addendum: Note                                                                                           Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Borrower signature not dated.
                                                                                                        P&I does not                                                                                             application date located in file.  Compliance tests were run using an application
                                                                                                        match                                                                                                    date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed
                                                                                                        calculated P&I:                                                                                          to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        Note P&I of ___                                                                                          Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine
                                                                                                        does not match                                                                                           compliance with rescission timing requirements.
                                                                                                        Calculated P&I
                                                                                                        of ___
6287420554 XXXXXXXXXX XXXXXXXXXX WA    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1905483090 XXXXXXXXXX XXXXXXXXXX MN    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4851252258 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2002  4/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - CHARM Booklet                                                                                -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disclosure StatusState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
7631332230 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2002  12/XX/2001   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4618673772 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 12/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Itemization of Amount Financed.Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $407,847.27 is underdisclosed from calculated Finance Charge of $408,074.83 in the amount of $227.56.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2002.
1392859349 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2001  2/XX/2001    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Unable to determine reason for under disclosure. Itemization
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    of Amount Financed is in file, however, prepaid finance charges are not broken out.Federal
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 02/XX/2001   TestState Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this   Loan Application Test
                                                                                                        contain the                                                                                              application date.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey
                                                                                                        following                                                                                                Prepayment Penalty: No prepayment penalties are permissible in the state of New
                                                                                                        clauses:: ___                                                                                            Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $456,910.79 is underdisclosed from calculated Finance Charge of $457,692.53 in the amount of $781.74.
6267960440 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2001  2/XX/2001    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingState Compliance -                                                                                 -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Connecticut Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] State Compliance -           Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9627047869 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2000  4/XX/2000    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - TIL APR Tolerance Irregular    TILA SOL.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 7.91900% is overdisclosed from   Final TIL Finance Charge Under DisclosedFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 calculated APR of 7.53140% outside of 0.125% tolerance.[B] Federal Compliance - Final determine if loan is a same lender refi
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $277,954.00 is underdisclosed from calculated Finance Charge of $287,541.53 in the amount of $9,587.53.
5675453120 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2008  6/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
8953687691 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2008  5/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Max late penalty per State of NY is 2%State Compliance - New York                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Prepayment PenaltyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed  Compliance - (Missing Data) Last Rate Set Date to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.15000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
1426692089 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing RefinanceFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    equal to Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5343781783 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Disbursement DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    itemization of amount financedFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $348,091.03 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $351,010.39 in the amount of $2,919.36.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6727974191 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1078854374 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5239405245 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - New Jersey Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1678308901 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3149154563 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - The itemization of amount financed indicates $4052.72 in prepaid                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     finance charges, the HUD indicates $4259.72. Unable to determine under disclosure due to date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  fees not being itemized on the itemization.Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New York Late Charge        Disbursement Date Less than 3 Business Days From Transaction DateState Compliance - New
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   York Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                                                                                                                                 the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 greater than 6% is 12 months.  Loan with an interest rate of 7.15000% contracts for a determine if loan is a same lender refiFederal Compliance - Missing Initial Loan prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $418,398.59 is underdisclosed from calculated Finance Charge of $418,605.59 in the amount of $207.00.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.
1336849536 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2527093900 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7936384374 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2008  4/XX/2008    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - The Approval indicates the Index used was 4.65%. The lowest Index                                                                                  -
                                                               Home                                                                                                                                              Creditor did not provide FACTA Credit Score Disclosure within a reasonably            available within the look-back period is 4.79%.State Compliance - Illinois Prepayment practicable time after using credit score.[B] State Compliance - Illinois Prepayment  PenaltyFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not       Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $449,694.88 is underdisclosed from calculated Finance Charge of $464,895.08 in the amount of $15,200.20.
2059440327 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7212527951 XXXXXXXXXX XXXXXXXXXX WA    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
3244659922 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2560615399 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8950148611 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Payoff Statement MissingState Compliance - New Jersey Prepayment                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
2491849430 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2605836722 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 10/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
3472725110 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2542090855 XXXXXXXXXX XXXXXXXXXX VA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8733946558 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Federal Compliance - Missing Initial Loan Application TestState Compliance - Maryland                                                                                   -
                                                                                                                                                                                                                 Maximum calculated prepay of $9,420.00 exceeds the state maximum of 2 months interest Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal Compliance -      Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8447229617 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 09/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2964037101 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
1456942721 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
3828727281 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.850% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 4.88%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $357,737.62 is underdisclosed from calculated Finance Charge of $359,184.76 in the amount of $1,447.14.
1649622275 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8411841462 XXXXXXXXXX XXXXXXXXXX WI    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      TILA SOL.State Compliance - Wisconsin Prepayment Penalty ARM TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,665.54 is           Under disclosure is due to the lender utilizing an index value of 4.85% per approval,
                                                                                                        not on a                                                                                                 underdisclosed from calculated Finance Charge of $319,686.93 in the amount of         however the lowest index value available in the lookback period is 4.9%Federal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          $3,021.39.[B] State Compliance - Wisconsin Prepayment Penalty ARM Test: Wisconsin     - CHARM Booklet Disclosure Status
                                                                                                        and does not                                                                                             Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not
                                                                                                        contain the                                                                                              provide disclosure stating that there are also loans available without prepayment
                                                                                                        following                                                                                                penalties.
                                                                                                        clauses:: ___
6761383977 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Final TIL EstimatedFederal Compliance - CHARM Booklet Disclosure                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
4129596639 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Payment stream under disclosure appears to be due to TIL APR                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        calculation.  Used Lowest Index available of 4.85% in the look back period which matches
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - (Missing Data) Unable to determine  Lender index used as indicated on the Loan Approval.Federal Compliance - Payment stream
                                                                                                        Instrument is                                                                                            if loan is a same lender refi: Original Lender was not able to be determined. Unable  under disclosure appears to be due to TIL APR calculation.  Used Lowest Index available of
                                                                                                        not on a                                                                                                 to determine if correct TILA rescission form was used.[B] Federal Compliance - TIL    4.85% in the look back period which matches Lender index used as indicated on the Loan
                                                                                                        FNMA/FHLMC form                                                                                          APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17300% Approval.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing
                                                                                                        and does not                                                                                             is underdisclosed from calculated APR of 7.15679% outside of 0.125% tolerance.[B]     Data) Unable to determine if loan is a same lender refi
                                                                                                        contain the                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL Finance Charge of $252,551.43 is underdisclosed from calculated Finance
                                                                                                        clauses:: ___                                                                                            Charge of $329,750.71 in the amount of $77,199.28.
6344961083 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 10/XX/2007   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment     State Compliance - Massachusetts law limits the maximum amount of prepayment in connection                                                                              -
                                                                                                        Title -                                                                                                  Penalty: A prepayment penalty is not permissible on a partial prepayment.  Prepay     with a loan to the lesser of 3 months' interest or the balance of the first year's
                                                                                                        Security                                                                                                 language states prepay will not exceed maximum permitted by applicable law.           interest. No prepayment penalty may be charged on a partial prepayment.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3980119700 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Under disclosure is due to the
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        lender utilizing an index value of 4.85% per approval, however the lowest index value
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     available in the lookback period is 4.9%Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $447,938.37 is underdisclosed from calculated Finance Charge of $451,986.49 in the amount of $4,048.12.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6914158049 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - The Approval indicates the Index used was 4.85%. The lowest Index                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available within the look-back period is 4.90%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $1,172,767.25 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $1,272,810.45 in the amount of $100,043.20.
                                                                                                        clauses:: ___
6141465890 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2785952651 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.85% per approval, however the lowest index value available in the look back period is
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     4.88%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $689,135.98
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $694,136.21 in the amount of
                                                                                                        contain the                                                                                              $5,000.23.
                                                                                                        following
                                                                                                        clauses:: ___
4352719609 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6361683161 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.
                                                                                                        clauses:: ___
3552957967 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2619702059 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2007 9/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        4.85% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    4.88%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Initial Loan Application Test
                                                                                                        not on a                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $441,579.03 is underdisclosed from calculated Finance Charge of $444,612.03
                                                                                                        following                                                                                                in the amount of $3,033.00.
                                                                                                        clauses:: ___
7183224947 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     itemization of amount financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,115,842.16 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,115,974.61 in the amount of
                                                                                                                                                                                                                 $132.45.
9359831329 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Closing instructions indicate the Index used was 5.333%. The closest                                                                               -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Index available in our look-back period is 5.34333%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,018,773.99 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,019,963.29 in the amount of $1,189.30.
5892552815 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     equal to Disbursement Date
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2818850134 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Payoff Statement                                                                               -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
3534941857 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  9/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 09/XX/2007 which is 0 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6488858392 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure is due to payment stream.  Original
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          index value used by lender, according to the Approval, is 5.324%, which is lower than the
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  lowest index value available in the look back period, which is 5.34333%.Federal Compliance
                                                                                                        not on a                                                                                                 Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance         - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          TestFederal Compliance - Disbursement Date MissingFederal Compliance - Federal FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Disclosure Timing Test
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $918,570.42 is underdisclosed from calculated Finance Charge of $921,257.26 in the amount of $2,686.84.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
5866266583 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7313085414 XXXXXXXXXX XXXXXXXXXX UT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     ARM Disclosure Timing TestFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                        and does not                                                                                             Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                        contain the                                                                                              Date of 09/XX/2007 used as disbursement date for compliance testing.[B] Federal
                                                                                                        following                                                                                                Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        clauses:: ___                                                                                            Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
6387869291 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     No prepayment penalties are permissible in the state of New Jersey. Prepay language   4.88% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         is 4.850%.State Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $533,946.27 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $536,992.40 in the amount of $3,046.13.
8720276406 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days of Application
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 08/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6222116352 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Act: Final TIL Finance Charge of $569,385.67 is underdisclosed from calculated        Transaction DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Security                                                                                                 Finance Charge of $571,352.31 in the amount of $1,966.64.[B] Federal Compliance -     index value of 4.88% per approval, however the lowest index value available in the
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  lookback period is 4.9%
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5051793549 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Approval indicates the index used was 4.9%.  The closest index                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 5.33%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Loan Application Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.20200% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 8.62293% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $1,029,065.55 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $1,082,823.34 in the amount of $53,757.79.
2464268452 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New York Prepayment PenaltyState Compliance - 5% late charge exceeds 2%                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     maximum per state NYFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - (Missing Data) Last Rate Set Date
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                        and does not                                                                                             Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        contain the                                                                                              greater than 6% is 12 months.  Loan with an interest rate of 8.50000% contracts for a
                                                                                                        following                                                                                                prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay
                                                                                                        clauses:: ___                                                                                            will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
3321478803 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Loan Approval indicates the index used was 5.324%.  The closest index                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in our look-back period is 5.333%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    StatusState Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Charge Percent TestingFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not on a                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A    same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] State Compliance - New  Compliance - (Missing Data) Last Rate Set Date
                                                                                                        and does not                                                                                             York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                        contain the                                                                                              5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                        following                                                                                                Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an
                                                                                                        clauses:: ___                                                                                            interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.32400%
                                                                                                                                                                                                                 contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $773,581.05 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $774,893.21 in the amount of
                                                                                                                                                                                                                 $1,312.16.
2097751202 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6148786735 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   by lender, according to the Approval, is 4.850%, which is lower than the lowest index
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  value available in the look back period, which is 4.880%.Federal Compliance - CHARM
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Compliance - California Prepayment Penalty ARM TestFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in  Loan Application Test
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        following                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $549,244.19 is underdisclosed from calculated Finance Charge of $552,280.45 in the amount of $3,036.26.
9270256289 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5841383241 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9831343886 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Under disclosure is payment stream related due to
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  index.  Index used was 5.324% (per Approval), however the closest available index within
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     the look back period is 5.333%.Federal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 0   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $851,469.92 is underdisclosed from calculated Finance Charge of $852,551.22 in the amount of $1,081.30.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.
4652877507 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL Itemization disclosed lump sum prepaid finance charges in the                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     amount of $1562.40 however, Final HUD reflects $1779.08 in prepaid finance charges.Federal
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Application Test
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $218,209.28 is underdisclosed from calculated Finance Charge of $218,425.97 in the amount of $216.69.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6882314691 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2686792073 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Approval indicates Lender used Index of 5.324%. The closest Index                                                                                  -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in our look back period is 5.333%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $538,767.12 is underdisclosed from calculated Finance Charge of $539,460.89 in the amount of $693.77.
3215878909 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3765543972 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - Loan Approval indicates Index used was 4.85%; however, closest Index                                                                               -
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          available in our look back period is 4.88%State Compliance - Connecticut Prepayment
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      Penalty TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $544,748.52 is underdisclosed from calculated Finance Charge of $549,012.60 in the amount of $4,264.08.
7617813331 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Compliant TestFederal Compliance - Missing Initial                                                                                  -
                                                                                                        Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                        Instrument is                                                                                            FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                        not on a                                                                                                 score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
1383542120 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3768907653 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                                                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4412682001 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Compliant Test
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                        and does not                                                                                             to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3516183618 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
9115528308 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        Security                                                                                                 provided to the borrower.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1728207444 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
6984659710 XXXXXXXXXX XXXXXXXXXX DE    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Right of Rescission Timing - Note Date used as Transaction DateFederal Compliance - CHARM
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7472980230 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing Test                                                                                                                         -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing
                                                                                                        Security                                                                                                 information.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9102721261 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing a reduced
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        rate pick a payment arm plan and index value of 4.90% per the loan approval, however the
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     loan is set up as a biweekly arm plan with an index value of 4.79%.Federal Compliance -
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Under disclosure is due to the lender utilizing a reduced rate pick a payment arm plan and
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    index value of 4.90% per the loan approval, however the loan is set up as a biweekly arm business days of application due to missing information.[B] Federal Compliance - TIL  plan with an index value of 4.79%.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.06400% Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 6.95700% outside of 0.125% tolerance.[B]     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $497,286.21 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $608,521.75 in the amount of $111,235.54.
9470241065 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure                                                                                      -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Compliant TestState Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] State
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
9931750756 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to      SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Disbursement DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing            (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -      procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer    Application TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at Used For Fee Testing least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4878807389 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3107421544 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - California                                                                                       -
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Affiliated Business Arrangement DisclosureMiscellaneous Compliance - (Doc Error) Initial
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -    GFE not provided
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.
9003929775 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Timing Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5562917098 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
4200344533 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure StatusState Compliance - New
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Jersey Prepayment Penalty
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
2417247437 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Timing Test                                                                                                                         -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)
                                                                                                        Security                                                                                                 days of application.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9192408666 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
9500863377 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2007  7/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4866937028 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
9908619518 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4861707678 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6555273780 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
1247741513 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8543630998 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        following                                                                                                Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        clauses:: ___                                                                                            in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7825670678 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 02/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
9218833648 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
1135897448 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        and does not                                                                                             application.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4548086419 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed Transaction Date on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
3708942539 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL Itemization only disclosed origination charges in the amount of                                                                                -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     $1862.94 and final HUD reflects $1999.22Federal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $522,389.59 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $522,528.80 in the amount of
                                                                                                        and does not                                                                                             $139.21.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3807459871 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.State Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Charge Percent TestingFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 using an application date of 01/XX/2007 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 York Late Charge Percent Testing: New York Late Charge: Note late charge percent of
                                                                                                                                                                                                                 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                 Penalty: New York Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $250,000 and an introductory period less than 5 years.
5902243618 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        and does not                                                                                             application.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6250237398 XXXXXXXXXX XXXXXXXXXX DE    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5812172374 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7659648131 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateState Compliance - New Jersey Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Initial Loan Application Test to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4716464748 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
9154422540 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.69% per the loan commitment, however the lowest index value available in the lookback
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     period is 4.75%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $494,557.38 is underdisclosed from calculated Finance Charge of $501,894.41 in the amount of $7,337.03.
7848125862 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The index the lender used per approval is 4.69%, the closest index in                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   the look back is 4.75%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Test
                                                                                                        FNMA/FHLMC form                                                                                          date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $691,024.17 is underdisclosed from calculated Finance Charge of $701,399.04 in the amount of $10,374.87.
4637000512 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 tests were run using an application date of 01/XX/2007 which is 1 months prior to     Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                 Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5372479889 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other                         Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5859832331 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5821438301 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        4.69% per the Approval, however the the only index value available in the lookback period
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   is 4.73%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - RESPA
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did   Days of Application
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,175,697.94 is underdisclosed from calculated Finance Charge of $1,186,068.30 in the amount of $10,370.36.
5984736680 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The index the lender used per approval is 4.69%, the closest index in                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   the look back is 4.73%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $369,079.42 is underdisclosed from calculated Finance Charge of $369,216.56 in the amount of $137.14.
3792983711 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8502554356 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
8649532906 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Approval indicates Index used was 4.69%; however closest Index                                                                                -
                                                                          Home Improvement              Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look back period is 4.73%.Federal Compliance - Right of Rescission Timing
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Loan Application TestClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  dated.
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $330,584.11 is underdisclosed from calculated Finance Charge of $331,602.12 in the amount of $1,018.01.
3531494637 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4960689407 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1307017787 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Approval lists the Index used as 4.65%. The only available determine compliance with timing requirements due to missing Initial Loan Application Index in the Drop down is 4.75%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   TimingFederal Compliance - ARM Disclosure Timing TestState Compliance - New Jersey
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Initial Loan Application Test
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,850.79
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $343,510.53 in the amount of
                                                                                                                                                                                                                 $7,659.74.
4836629987 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                        Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data) RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Security                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be refiFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        FNMA/FHLMC form                                                                                          Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was
                                                                                                        and does not                                                                                             executed on the proper Model Form. The H-9 form was used instead of the H-8 form,
                                                                                                        contain the                                                                                              however, the loan file does not contain evidence that the refinance was by the
                                                                                                        following                                                                                                original creditor.
                                                                                                        clauses:: ___
8951940121 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - Missing Initial                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Maximum calculated prepay of $6,140.00 exceeds the state maximum of 2 months interest Loan Application Test calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
1334400063 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Transaction DateFederal Compliance - Approval indicated the Index used was 4.65%. The
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    closest Index available in our look-back period is 4.73%.Federal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2007 which is 0 months prior to     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $757,651.97 is underdisclosed from calculated Finance Charge of $765,351.42 in the amount of $7,699.45.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
4661499943 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.
3371506945 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2007.
9060486525 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [C] Lien -                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Missing                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Notice of Right to
                                                                                                        evidence of                                                                                              date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - Missing
                                                                                                        lien position                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                        on Other                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Financing.: -                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4611409335 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.State Compliance - New York Prepayment PenaltyFederal Compliance - Under
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application disclosure is due to payment stream.  Original index value used by lender, according to
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   the Approval, is 5.081%, which is lower than the lowest index value available in the look
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     back period, which is 5.21667%.Federal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                        and does not                                                                                             date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed  Compliance - ARM Disclosure Timing TestState Compliance - New York Late Charge Percent
                                                                                                        contain the                                                                                              to determine this application date.[B] State Compliance - New York Late Charge        TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        clauses:: ___                                                                                            the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.83100% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $660,385.00 is underdisclosed from calculated Finance Charge of $663,530.95 in the amount of $3,145.95.
8593081913 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Payoff Statement                                                                                   -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
3504774912 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9211753140 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Federal FACTA Disclosure Timing TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 tests were run using an application date of 12/XX/2006 which is 1 months prior to     Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3328067803 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7575252631 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5019550154 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.6% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     4.69%Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestState Compliance - Illinois does not allow prepayment penalties on
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              loans with an interest rate higher than 8%. The max rate for the loan is 11.950 application.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $470,457.60 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $481,295.26 in the amount of $10,837.66.
6974834271 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - Loan approval indicates the index used was 5.081%.  The
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       closest index available in the look back period is 5.15333%.Federal Compliance - CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $483,155.75
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $483,710.10 in the amount of
                                                                                                        contain the                                                                                              $554.35.
                                                                                                        following
                                                                                                        clauses:: ___
5198309105 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 4.987%.  The lowest Index                                                                                    -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available within the look-back period is 5.15333%.Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $509,255.81 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $523,267.27 in the amount of
                                                                                                                                                                                                                 $14,011.46.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
4223982475 XXXXXXXXXX XXXXXXXXXX AZ    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        value of 4.997% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     period is 5.15333%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Initial Loan Application Test
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,093,042.70 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,125,709.61 in the amount of $32,666.91.
2276632609 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Closing instructions indicate the Index used was 5.081%. The closest                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Index available in our look-back period is 5.15333%.Federal Compliance - ARM Disclosure
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Final TIL Finance Charge Under           Timing Test
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $442,421.26 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $460,218.79 in the amount of
                                                                                                                                                                                                                 $17,797.53.
6124272187 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                        Security                                                                                                 Affiliated Business Arrangement Disclosure.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7159379464 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3532026447 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Federal FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Disclosure Timing TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    providedFederal Compliance - The index the lender used per the approval is 4.897%, the
                                                                                                        contain the                                                                                              Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    closest index available in the look back is 5.2166%.Federal Compliance - TIL APR Tolerance
                                                                                                        following                                                                                                did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Irregular TransactionFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.81400% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.57352% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $288,356.75 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $380,791.70 in the amount of $92,434.95.
3187356975 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Compliance - Unable to determine under disclosure due to Itemization of Amount Financed date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  does not contain break down of the fees.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $845,006.17 is underdisclosed from calculated Finance Charge of $845,136.77 in the amount of $130.60.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                 At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6872926066 XXXXXXXXXX XXXXXXXXXX WI    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1987668472 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Under disclosure
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   is due to the lender utilizing an index value of 4.897 % per the loan approval, however
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  the lowest index value available in the lookback period is 5.15333%.Federal Compliance -
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 11/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $290,718.93 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $307,701.80 in the amount of $16,982.87.
2164318633 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.49% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.65%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingState Compliance - Maryland Prepayment Penalty
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] State Compliance - Maryland
                                                                                                        following                                                                                                Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of
                                                                                                        clauses:: ___                                                                                            $8,770.52 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $743,148.59 is underdisclosed from calculated Finance Charge of $758,326.51 in the amount of $15,177.92.
8520092896 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    TILA SOL.Federal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance -
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal Compliance -
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                        following                                                                                                did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                        clauses:: ___                                                                                            after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2993848381 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    or equal to Disbursement DateFederal Compliance - Loan Approval indicates Index used was
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     4.897%; however closest Index available in our look back period is 5.08083%.Federal
                                                                                                                                                                                                                 using an application date of 10/XX/2006 which is 1 months prior to consummation. A    Compliance - CHARM Booklet Disclosure StatusState Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - New  PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $562,276.59 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $574,184.18 in the amount of
                                                                                                                                                                                                                 $11,907.59.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5037072445 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   RefinanceFederal Compliance - Under disclosure due to lender approval reflects index of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.897% and only index in look back is 5.08083%Federal Compliance - ARM Disclosure Prior to
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        FNMA/FHLMC form                                                                                          date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Initial Loan Application Test
                                                                                                        contain the                                                                                              determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        following                                                                                                determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $758,375.92 is underdisclosed from calculated Finance Charge of $792,825.55 in the amount of $34,449.63.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7283872591 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.897% per the loan commitment, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 5.08083%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Disclosure Timing Test
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $721,527.86 is underdisclosed from calculated Finance Charge of $734,593.80 in the amount of $13,065.94.
9322227848 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - New York Late Charge Percent Testing: TILA SOL.State Compliance - Late charge per note is 5% and maximum per NY state is
                                                                                                        Instrument is                                                                                            New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum  2%Federal Compliance - Index used per final loan approval is 4.897 and the only index
                                                                                                        not on a                                                                                                 of 2%.[B] State Compliance - New York Prepayment Penalty: New York Prepayment         available to select in our lookback is 5.15333%.Federal Compliance - CHARM Booklet
                                                                                                        FNMA/FHLMC form                                                                                          Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6%  Disclosure StatusState Compliance - New York Prepayment Penalty
                                                                                                        and does not                                                                                             is 12 months.  Loan with an interest rate of 6.99700% contracts for a prepay term of
                                                                                                        contain the                                                                                              36 months, which exceeds max allowable.  Prepay language states prepay will not
                                                                                                        following                                                                                                exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $396,583.35
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $417,606.13 in the amount of
                                                                                                                                                                                                                 $21,022.78.
6170868666 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.897% per the loan commitment, however the lowest index value available in the lookback
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 5.08083%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $697,069.23 is underdisclosed from calculated Finance Charge of $710,706.84 in the amount of $13,637.61.
1946351587 XXXXXXXXXX XXXXXXXXXX SC    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Lender utilized an index of 4.897% at origination and the lowest                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing index available in our look-back period is 5.08083%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure TimingFederal Compliance - ARM Disclosure Timing TestState Compliance - South
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance - South
                                                                                                                                                                                                                 Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                 Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $342,420.18 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $361,223.37 in the amount of $18,803.19.
3306160509 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3638028467 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.34% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    4.6%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in   Business Arrangement DisclosureFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 7.98800% is underdisclosed from calculated APR of 8.24114% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $279,812.50 is underdisclosed from calculated Finance Charge of $288,732.80 in the amount of $8,920.30.
1745797980 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Missing                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Initial Loan Application Test
                                                                                                                                                                                                                 date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,093.12 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $247,413.60 in the amount of
                                                                                                                                                                                                                 $320.48.
6099719437 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  Act: Final TIL Finance Charge of $377,822.90 is underdisclosed from calculated        5.081% per the Approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 Finance Charge of $384,352.75 in the amount of $6,529.85.                             is 5.15333%.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2093027291 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.897% per the Approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.99667%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $871,992.18 is underdisclosed from calculated Finance Charge of $888,632.17 in the amount of $16,639.99.
4609413845 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - The Approval indicates the Index used was 4.774%. The lowest
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Index available within the look-back period is 4.99667%.Federal Compliance - ARM
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  Business Arrangement Disclosure
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $567,429.05
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $594,534.99 in the amount of
                                                                                                                                                                                                                 $27,105.94.
3738793643 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  Act: Final TIL Finance Charge of $553,991.82 is underdisclosed from calculated        4.774% per the Approval; however, the lowest index value available in the look back period
                                                                                                        Security                                                                                                 Finance Charge of $567,011.67 in the amount of $13,019.85.                            is 4.99667%
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8345065753 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       value of 4.774% per the Approval, however the lowest index value available in the
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              look-back period is 4.99667%.Federal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth  Compliance - ARM Disclosure Timing Test
                                                                                                        and does not                                                                                             In Lending Act: Final TIL Finance Charge of $703,332.79 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $737,244.60 in the amount of $33,911.81.
                                                                                                        following
                                                                                                        clauses:: ___
8395844391 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 4.774% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 4.99667%.Federal Compliance - Under disclosure is due to the lender utilizing an index determine compliance with timing requirements due to missing Initial Loan Application value of 4.774% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   period is 4.99667%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.00000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.55755% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $356,541.91 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $376,661.96 in the amount of $20,120.05.
5225466133 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 4.99667%. The closest Index                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 4.774%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $626,744.12 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $641,480.13 in the amount of $14,736.01.
5020933476 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Federal FACTA Disclosure Timing TestFederal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Borrower At or Before ConsummationFederal Compliance - Under disclosure is due to the
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   lender utilizing an index value of 4.111% per the approval, however the lowest index value within a reasonably practicable time after using credit score.[B] Federal Compliance  available in the lookback period is 4.49%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in   TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Disclosure Timing Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 7.85900% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 8.18920% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $403,292.68
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $406,508.96 in the amount of
                                                                                                                                                                                                                 $3,216.28.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2620961754 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.
6742411501 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment        value of 4.11% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          period is 4.49%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Per State law, no
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   mortgage lender or mortgage correspondent lender making a secondary mortgage loan may
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide charge, impose or cause to be paid, directly or indirectly, in connection with any
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit secondary mortgage loan transaction, prepaid finance charges that exceed in the aggregate score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  8% of the principal amount of the loan.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Timing Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.77200%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 8.09500% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $507,427.94 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $548,851.30 in the amount of $41,423.36.
3097244980 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Approval
                                                                                                        Instrument is                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,089.56 is           indicates the index used was 3.560%  The closest index in our look-back period is 3.79%.
                                                                                                        not on a                                                                                                 underdisclosed from calculated Finance Charge of $278,235.51 in the amount of         The payment stream differs on the eleventh payment.Federal Compliance - TILA Notice of
                                                                                                        FNMA/FHLMC form                                                                                          $15,145.95.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3   Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                        and does not                                                                                             Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
                                                                                                        contain the                                                                                              disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        following                                                                                                date of 05/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        clauses:: ___                                                                                            Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9057783764 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application value of 3.24% per approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   period is 3.46%Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,713.77 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $266,269.25 in the amount of
                                                                                                                                                                                                                 $12,555.48.
4797386090 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The Approval indicates the Index used was 3.24%. The lowest Index                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available within the look-back period is 3.46%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $788,468.69 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $837,272.86 in the amount of $48,804.17.
8648012782 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Closing instructions indicate the index used was 3.240%. The closest                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   index available in the look back period is 3.460%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Timing Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $396,113.95 is underdisclosed from calculated Finance Charge of $419,233.39 in the amount of $23,119.44.
9505922823 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  No prepayment penalties are permissible in the state of New Jersey. Prepay language   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         TILA SOL.Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Lender RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA    lender refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 rescission form was used.[B] Federal Compliance - Final TIL Finance Charge Under      equal to Disbursement DateFederal Compliance - Loan Approval indicates the index used was
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,614.22 is           3.24%.  The closest index available in our look-back period is 3.46%.State Compliance -
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $339,882.39 in the amount of         New Jersey Prepayment Penalty
                                                                                                                                                                                                                 $13,268.17.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7880925717 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - Loan Approval indicates the index used was 3.24%.
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  The closest index available in our look-back period is 3.56%.Federal Compliance - TIL APR
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Loan Application Test of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.64100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.95634% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $530,653.39 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $577,283.23 in the amount of $46,629.84.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5214483482 XXXXXXXXXX XXXXXXXXXX CO    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            3.24% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    3.46%.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $239,148.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $251,713.23 in the amount of $12,564.63.
5521278455 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Loan Approval indicates an Index of 3.24%; however, the closest                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in the look back period is 3.36%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $615,954.46
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $636,139.27 in the amount of
                                                                                                        contain the                                                                                              $20,184.81.
                                                                                                        following
                                                                                                        clauses:: ___
2599871740 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 3.24%.  The lowest Index                                                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 3.36%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   TimingState Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] State Compliance - Maryland Prepayment        Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $4,800.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $376,226.39 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $388,086.75 in the amount of $11,860.36.
9451004924 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2837408543 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] State Compliance - California Prepayment Penalty ARM Test: California TILA SOL.Federal Compliance - The Approval indicates lender utilizing an index value of
                                                                                                        Instrument is                                                                                            Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being  3.14%. The lowest index value available in the look-back period is 3.46%.Federal
                                                                                                        not on a                                                                                                 permitted to prepay the loan without penalty within 90 days of notification of any    Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                        FNMA/FHLMC form                                                                                          increase in the interest rate, depending on the lender's license type.[B] Federal     Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                        and does not                                                                                             Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  California Prepayment Penalty ARM TestFederal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Application Test
                                                                                                        following                                                                                                borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        clauses:: ___                                                                                            of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.80800% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.11520% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $381,368.83 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $410,575.74 in the amount of $29,206.91.
5078526707 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            3.14% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] State Compliance - Massachusetts Home   3.36%.State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net
                                                                                                        Instrument is                                                                                            Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts  Benefit Worksheet Not in FileFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Home Loan: No evidence in loan file of document or worksheet indicating how the
                                                                                                        FNMA/FHLMC form                                                                                          lender determined that the home loan is in the borrower's interest.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $326,649.12 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $346,361.07 in the amount of $19,711.95.
                                                                                                        clauses:: ___
4333431331 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Transaction DateFederal Compliance - Closing instructions indicate the Index used was
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     3.14%. The closest Index available in our look-back period is 3.24%.Federal Compliance -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              Compliance - Illinois Prepayment PenaltyFederal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA      Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] State Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,012.76 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $290,917.61 in the amount of
                                                                                                                                                                                                                 $6,904.85.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
1666098294 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under-disclosure due to the lender utilizing an index value of 3.46%  SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           per the approval, however the lowest index value available within the look-back period is  (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    3.56%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal         procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer    Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $288,704.82 is underdisclosed from calculated Finance Charge of $296,005.81 in the amount of $7,300.99.
3018812559 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is payment stream related due to index.  Index used                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   was 3.140% (per Approval), however the closest available index within the look back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 3.36%.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   PartiesFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing Disclosure Timing Test
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $261,336.19 is underdisclosed from calculated Finance Charge of $276,439.69 in the amount of $15,103.50.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9302911667 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Approval indicated the Index used was 3.36%. The closest Index                                                                                     -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     available in our look-back period is 3.56%.Federal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $395,272.10 is underdisclosed from calculated Finance Charge of $415,851.54 in the amount of $20,579.44.
6650476266 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.State Compliance - New York Prepayment PenaltyFederal Compliance - Under
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   disclosure is due to the lender utilizing an index value of 3.06% per the Loan Approval,
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    however the lowest index value available in the look back period is 3.30%.Federal borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Closing TimingState Compliance - New York Late Charge Percent TestingFederal Compliance -
                                                                                                                                                                                                                 date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed  RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New York Late Charge        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.61000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $368,448.42 is underdisclosed from calculated Finance Charge of $383,611.74 in the amount of $15,163.32.
7861062859 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - Loan Commitment and Approval indicate the Index used was 3.240%. The                                                                               -
                                                                          Other                         Title -                                                                                                  Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   closest Index available in our look-back period is 3.360%.Federal Compliance - RESPA
                                                                                                        Security                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - Final TIL Finance Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $685,486.35
                                                                                                        not on a                                                                                                 is underdisclosed from calculated Finance Charge of $707,361.89 in the amount of
                                                                                                        FNMA/FHLMC form                                                                                          $21,875.54.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8775332697 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.State Compliance - New York Prepayment PenaltyFederal Compliance - TILA Notice of
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Closing instructions indicate the index used was 3.060%. The closest index available in
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  the look back period is 3.36%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     TransactionFederal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests  Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New York Late Charge
                                                                                                        following                                                                                                were run using an application date of 12/XX/2005 which is 1 months prior to           Percent TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New
                                                                                                                                                                                                                 York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.61000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 6.84100% is underdisclosed from calculated
                                                                                                                                                                                                                 APR of 7.11240% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $476,400.94 is underdisclosed from calculated Finance Charge of $509,797.91 in the amount of $33,396.97.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6941102748 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - New York Prepayment PenaltyState Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  New York Late Charge Percent TestingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                 Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay term allowed on a loan with an interest rate greater than 6% is 12 months.
                                                                                                                                                                                                                 Loan with an interest rate of 6.61000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
5394148812 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - The payment stream is different from actual.Approval indicates the                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Index used was 3.06%. The closest Index available in our look-back period is 3.24%.Federal
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     Loan Application Test
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $392,339.09 is underdisclosed from calculated Finance Charge of $409,511.08 in the amount of $17,171.99.
4079229870 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.Federal Compliance - Approval indicates the Index used was 3.06%.  The lowest
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Index available within the look-back period is 3.14%.State Compliance - New Jersey
                                                                                                                                                                                                                 tests were run using an application date of 11/XX/2005 which is 1 months prior to     Prepayment PenaltyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State   Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $334,434.06 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $339,356.26 in the amount of $4,922.20.
9521077875 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Approval indicated the Index used was 3.06%. The closest
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Index available in our look-back period is 3.24%.Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 11/XX/2005   ApplicationFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this   Disclosure Status TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,252.41
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $441,360.03 in the amount of
                                                                                                                                                                                                                 $18,107.62.
8286237264 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Approval indicates the Index used was 3.06%.  The lowest Index available within the
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     look-back period is 3.14%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $814,077.91 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $831,714.17 in the amount of $17,636.26.
4974206550 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                          The Approval                 B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - TILA                                                                                  -
                                                                          Home Improvement                              indicates the                                                                            disclosure: ARM loan program disclosure not provided to the borrower at least three   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                        Index used                                                                               (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                        was 3.060%.                                                                              Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                        The lowest                                                                               Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                        Index                                                                                    borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                        available                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                        within the                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                                        look-back                                                                                within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                        period is                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                        3.14%.                                                                                   Charge of $440,435.40 is underdisclosed from calculated Finance Charge of $449,783.33 in the amount of $9,347.93.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
2324497066 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicated the Index used was 3.06%. The closest Index                                                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 3.24%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $450,694.45 is underdisclosed from calculated Finance Charge of $473,239.30 in the amount of $22,544.85.
9523622374 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.06% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.14%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $783,128.03 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $801,568.94 in the amount of $18,440.91.
4368593736 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - Approval indicates the Lender used an Index of 3.06%.
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       The closest Index available in our look back period is 3.14%.Federal Compliance - CHARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $425,684.55 is underdisclosed from calculated Finance Charge of $434,858.47 in the amount of $9,173.92.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
6931711033 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   value of 3.050% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   period is 3.14%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        contain the                                                                                              Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       Test
                                                                                                        following                                                                                                Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $249,549.91 is underdisclosed from calculated Finance Charge of $253,901.46 in the amount of $4,351.55.
1253051529 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - TILA                                                                                   -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Compliance - Lender utilized an index of 2.972% and the lowest index available in our
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application look-back is 3.296%Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        clauses:: ___                                                                                            determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.49900% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.81710% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $740,148.90
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $806,368.54 in the amount of
                                                                                                                                                                                                                 $66,219.64.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6193565429 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   3.06% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.24%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $501,749.74
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $526,213.84 in the amount of
                                                                                                                                                                                                                 $24,464.10.
9506507515 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing by lender, according to the Approval, is 2.970%, which is lower than the lowest index
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       value available in the look back period, which is 3.14%.Federal Compliance - CHARM Booklet determine compliance with timing requirements due to missing Initial Loan Application Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 Date.[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment     Missing Initial Loan Application TestState Compliance - Maryland Prepayment Penalty
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $5,660.00 exceeds the state maximum of 2 months TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language    Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $433,993.20
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $453,788.04 in the amount of
                                                                                                                                                                                                                 $19,794.84.
3341036285 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Approval
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   indicated the Index used was 2.97%. The closest Index available in our look-back period is
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     3.14%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,836.93 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $358,639.96 in the amount of
                                                                                                                                                                                                                 $13,803.03.
1740770023 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Closing instructions indicate the Index used was 2.97%. The closest                                                                                -
                                                                          Debt Consolidation                                                                                                                     (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Index available in our look-back period is 3.06%.State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,482.91 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $202,844.46 in the amount of
                                                                                                                                                                                                                 $3,361.55.
9863403314 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - RESPA                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Days of ApplicationFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - ARM Disclosure Prior to Closing TimingFederal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal of application date located in file.  Compliance tests were run using an application  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $624,578.60 is underdisclosed from calculated Finance Charge of $648,004.46 in the amount of $23,425.86.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4815752972 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  10/XX/2005   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to lender utilizing an index of 3.24% per the                                                                              -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Approval; however, the closest available index within the look back period 3.46%.Federal
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                        Instrument is                                                                                            California Prepayment Penalty:  Interest rate increase may be invalid due to borrower TestState Compliance - California Prepayment Penalty ARM TestFederal Compliance - RESPA
                                                                                                        not on a                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        FNMA/FHLMC form                                                                                          of any increase in the interest rate, depending on the lender's license type.[B]      Days of Application
                                                                                                        and does not                                                                                             Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        contain the                                                                                              Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        following                                                                                                borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        clauses:: ___                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $545,567.40 is underdisclosed from calculated Finance Charge of $574,753.24 in the amount of $29,185.84.
3141623030 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan approval indicates the Index used was 2.97%. The closest Index                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 3.14%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $178,510.62 is underdisclosed from calculated Finance Charge of $186,739.05 in the amount of $8,228.43.
9481693382 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        contain the                                                                                              date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
9816759179 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   ConsummationFederal Compliance - Under-disclosure is due to clarity is calculating index
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    at 3.06% and the lender calculated at 2.970%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $435,124.22 is underdisclosed from calculated Finance Charge of $444,219.49 in the amount of $9,095.27.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
8837331451 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9288475331 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   2.89% per the approval, however the lowest index value available in the look back period
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     is 3.06%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                        contain the                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL Finance Charge of $711,598.90 is underdisclosed from calculated Finance
                                                                                                        clauses:: ___                                                                                            Charge of $746,648.57 in the amount of $35,049.67.
2993718469 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 10/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   2.89% per the Approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.06%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Disclosure Prior to Closing TimingState Compliance - California Prepayment Penalty ARM
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $361,560.19 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $378,377.12 in the amount of $16,816.93.
5671063383 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New York Late Charge        value of 2.89% per approval, however the lowest index value available in the look back
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   period is 3.14%State Compliance - New York Prepayment PenaltyState Compliance - New York
                                                                                                                                                                                                                 the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York  Late Charge Percent TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.59000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $301,210.29 is underdisclosed from calculated Finance Charge of $318,919.47 in the amount of $17,709.18.
3583250620 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] General                                  B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - RESPA                                                                                  -
                                                                          Other                         Appraisal                                                                                                disclosure: ARM loan program disclosure not provided to the borrower at least three   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Requirements -                                                                                           (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Days of ApplicationFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Incorrect                                                                                                Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   index value of 2.89% per approval, however the lowest index value available in the look
                                                                                                        Appraisal Form                                                                                           rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   back period is 3.14%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                        type: Appraisal                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Form 2055                                                                                                a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        (Exterior Only)                                                                                          Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       Test
                                                                                                        used for                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                        incorrect                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        Subject                                                                                                  located in file.  Compliance tests were run using an application date of 10/XX/2005
                                                                                                        property type.:                                                                                          which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        -[B] Closing /                                                                                           application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Title -                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        Security                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        Instrument is                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        not on a                                                                                                 application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        FNMA/FHLMC form                                                                                          Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.94000% is
                                                                                                        and does not                                                                                             underdisclosed from calculated APR of 6.21626% outside of 0.125% tolerance.[B]
                                                                                                        contain the                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL Finance Charge of $324,545.06 is underdisclosed from calculated Finance
                                                                                                        clauses:: ___                                                                                            Charge of $347,658.69 in the amount of $23,113.63.
5584242431 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   2.89% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.06%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $270,301.50 is underdisclosed from calculated Finance Charge of $282,541.79 in the amount of $12,240.29.
7238334468 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -  REVIEWER - OPEN - UNABLE                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Index source indicates the Index used was 2.89%. The closest Index available in our        TO CLEAR COMMENT
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  look-back period is 3.06%.Federal Compliance - ARM Disclosure Prior to Closing TimingState (2020-02-24): Trailing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan          docs received. Unable to
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Application Test                                                                           clear exception.
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $738,236.06 is underdisclosed from calculated Finance Charge of $772,389.56 in the amount of $34,153.50.
7936529202 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM by lender, according to the Approval, is 2.890%, which is lower than the lowest index
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not value available in the look back period, which is 3.060%.Federal Compliance - ARM
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] State     Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant TestState Compliance -
                                                                                                                                                                                                                 Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum   Maryland Prepayment Penalty Test
                                                                                                                                                                                                                 calculated prepay of $3,300.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $215,870.64 is underdisclosed from calculated Finance Charge of $225,803.54 in the amount of $9,932.90.
6388706947 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - The Approval indicates the Index used was 2.89%. The lowest
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Index available within the look-back period is 3.06%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - New
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             using an application date of 09/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                        following                                                                                                Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties
                                                                                                        clauses:: ___                                                                                            are permissible in the state of New Jersey.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,098.56
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $311,035.91 in the amount of
                                                                                                                                                                                                                 $8,937.35.
6562440715 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    State Compliance - Illinois Prepayment PenaltyFederal Compliance - Closing instructions                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   indicate the Index used was 2.89%. The closest Index available in our look-back period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  2.975%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] State Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $539,003.15 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $550,601.30 in the amount of $11,598.15.
8422775669 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   value of 2.89% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    period is 3.06%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In  ARM Disclosure Prior to Closing Timing
                                                                                                        and does not                                                                                             Lending Act: Final TIL Finance Charge of $869,029.13 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $903,344.08 in the amount of $34,314.95.
                                                                                                        following
                                                                                                        clauses:: ___
8798936704 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Compliance - Under disclosure is due to the lender utilizing an index value of 2.89% from
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  approval , however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   2.97%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $297,128.01 is underdisclosed from calculated Finance Charge of $301,277.32 in the amount of $4,149.31.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
9247217263 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   2.89% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     2.80%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,381.04
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $195,129.22 in the amount of
                                                                                                                                                                                                                 $7,748.18.
6130320242 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Federal Compliance - Per loan approval document index used was 2.89 and available look                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        back is 3.060Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          Business Arrangement Disclosure.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        and does not                                                                                             Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $565,134.36 is
                                                                                                        contain the                                                                                              underdisclosed from calculated Finance Charge of $592,900.84 in the amount of
                                                                                                        following                                                                                                $27,766.48.
                                                                                                        clauses:: ___
1284896521 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Approval indicates the Index used was 2.89%. The closest Index                                                                                     -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM available in our look-back period is 2.97%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Compliant Test
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $282,563.58 is underdisclosed from calculated Finance Charge of $288,698.95 in the amount of $6,135.37.
3840679047 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Days From Transaction DateFederal Compliance - Index source indicates the Index
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   used was 2.78%. The closest Index available in our look-back period is 3.97%.Federal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        contain the                                                                                              date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Test
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.01000%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 6.63613% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $252,984.81 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $317,937.58 in the amount of $64,952.77.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5904660404 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Approval indicates the Index used was 2.78%. The closest
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Index available in our look-back period is 2.97%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    Disclosure StatusFederal Compliance - ARM Disclosure Compliant Test
                                                                                                                                                                                                                 TIL Finance Charge of $389,076.17 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $403,526.48 in the amount of $14,450.31.
3994335151 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under-disclosure due to lender utilizing an index value of 2.78% per                                                                               -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   approval, however the lowest index value available in the lookback period is 2.97%.Federal
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,745.14
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $289,334.85 in the amount of
                                                                                                        contain the                                                                                              $14,589.71.
                                                                                                        following
                                                                                                        clauses:: ___
1712701301 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2005 8/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not TILA SOL.State Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Charge Percent TestingFederal Compliance - Under disclosure is due to the lender utilizing
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  an index value of 2.78% per the approval, however the lowest index value available in the
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             lookback period is 2.97%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 borrower.[B] State Compliance - New York Late Charge Percent Testing: New York Late   Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant Test
                                                                                                                                                                                                                 Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay term allowed on a loan with an interest rate greater than 6% is 12 months.
                                                                                                                                                                                                                 Loan with an interest rate of 6.48000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $395,553.75 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $415,155.70 in the amount of
                                                                                                                                                                                                                 $19,601.95.
4684777966 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - The
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Approval indicates the Index used was 2.78%. The lowest Index available within the
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   look-back period is 2.97%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     TransactionFederal Compliance - Right of Rescission Timing - Note Date used as Transaction date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed  DateFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Right of Rescission       Loan Application Test
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TIL APR
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.53900% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.88500% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $203,499.71 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $209,895.14 in the amount of $6,395.43.
7112907929 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates lender used Index of 2.78%. The closest Index                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look back period is 2.89%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $301,367.74 is underdisclosed from calculated Finance Charge of $310,947.02 in the amount of $9,579.28.
9521705067 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - The Approval indicates the Index used was 2.78%. The lowest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the look-back period is 2.89%.Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,974.71 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $216,845.26 in the amount of
                                                                                                                                                                                                                 $5,870.55.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8317352518 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2005 8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Non Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       than 3 Business Days From Transaction DateFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - (Missing Data) Unable  TestFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 to determine if loan is a same lender refi: Original Lender was not able to be        refiFederal Compliance - Closing instructions indicate the Index used was 2.78%. The determined. Unable to determine if correct TILA rescission form was used.[B] Federal  closest Index available in our look-back period is 2.97%.Federal Compliance - CHARM
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    Booklet Disclosure Status
                                                                                                                                                                                                                 TIL Finance Charge of $600,246.79 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $633,330.77 in the amount of $33,083.98.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2005.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Unable to determine if Notice of Right to Cancel was executed on the proper
                                                                                                                                                                                                                 Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5149708686 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Under disclosure is due to the lender utilizing an index value of 2.78% per
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    2.89%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower.[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $4,940.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $340,517.80 is underdisclosed from calculated Finance Charge of $349,235.54 in the amount of $8,717.74.
6313747849 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Illinois Prepayment PenaltyFederal Compliance - Under disclosure is due                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        to the lender utilizing an index value of 2.7% per the approval, however the lowest index provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois value available in the lookback period is 2.97%. Itemization of fees is in line.Federal
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of      Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.41800% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 5.68223% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $402,195.60 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $426,662.59 in the amount of $24,466.99.
5909575883 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - The under disclosure is payment stream related due to the lender                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM using an index of 2.7% (per Approval) when the closest index available within the look
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    back period is 2.89%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Compliant TestState Compliance - Maryland Prepayment Penalty TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State
                                                                                                        contain the                                                                                              Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                        following                                                                                                calculated prepay of $9,436.00 exceeds the state maximum of 2 months interest
                                                                                                        clauses:: ___                                                                                            calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $608,246.40 is underdisclosed from calculated Finance Charge of $640,444.44 in the amount of $32,198.04.
6087940485 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Closing                                                                                        -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        instructions indicate the Index used was 2.70%. The closest Index available in our
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    look-back period is 2.89%.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 using an application date of 08/XX/2005 which is 1 months prior to consummation. A    Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                        contain the                                                                                              RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        clauses:: ___                                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $508,901.38
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $535,977.40 in the amount of
                                                                                                                                                                                                                 $27,076.02.
7137233409 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Index reflected on Approval is 2.700%, however the closest index                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in the lookback period is 2.7800%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 using an application date of 08/XX/2005 which is 1 months prior to consummation. A    Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $345,839.73 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $353,371.88 in the amount of $7,532.15.
9869828103 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the lender used an index of 2.700%. The closest                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   index available in our look back period was 2.89%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $240,177.69 is underdisclosed from calculated Finance Charge of $253,254.55 in the amount of $13,076.86.
4874981659 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Days From Transaction DateFederal Compliance - Under disclosure is due to the lender
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     utilizing an index value of 2.7 % per the loan approval, however the lowest index value
                                                                                                        and does not                                                                                             date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  available in the lookback period is 2.78%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -        TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $415,863.93 is underdisclosed from calculated Finance Charge of $424,088.16 in the amount of $8,224.23.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - Final TIL Not Provided
                                                                                                                                                                                                                 to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                 provided to the borrower by closing.
1589425905 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Under                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     disclosure is due to the lender utilizing an index value of 2.7% per the approval, however
                                                                                                        Security                                                                                                 date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed  the lowest index value available in the lookback period is 2.97%.Federal Compliance - TILA
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Within 3 Business Days of Application
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $514,544.71 is underdisclosed from calculated Finance Charge of $551,724.62 in the amount of $37,179.91.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8128930596 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure is due to the lender utilizing an index value of     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           2.02% per the approval, however the lowest index value available in the lookback period is (2020-02-20): Unable to   (2020-02-20): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    2.08%.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal   procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    to Disbursement DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee
                                                                                                                                                                                                                 least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as Testing an ARM.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $224,771.80 is underdisclosed from calculated Finance Charge of $228,114.06 in the amount of $3,342.26.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1779684848 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    TILA SOL.Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         index value of 2.00% per the approval, however the lowest index value available in the
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    lookback period is 2.08%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 11/XX/2004   Compliant TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $160,243.61 is underdisclosed from calculated Finance Charge of $166,454.96 in the amount of $6,211.35.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6733691159 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - Under Disclosure is due to the Index.  The Approval
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     shows the Index used was 2.08%.  The only Index available in the drop down is
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       2.28%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $646,844.74
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $685,829.04 in the amount of
                                                                                                        contain the                                                                                              $38,984.30.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        following                                                                                                Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                        clauses:: ___                                                                                            on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4105879832 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Loan Approval indicates Index used was 1.836%; however,
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - TIL APR Tolerance         closest Index available in the look-back period is 1.99583%.Unable to determine fees under
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.40800% is            disclosure due to TIL Itemization missing break down of prepaid finance charge.Federal overdisclosed from calculated APR of 5.53430% outside of 0.125% tolerance.[B] Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    Loan Application Test
                                                                                                                                                                                                                 TIL Finance Charge of $384,940.36 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $401,684.54 in the amount of $16,744.18.
1791235824 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     by lender, according to the Approval, is 2.000%, which is lower than the lowest index
                                                                                                        Security                                                                                                 date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed  value available in the look back period, which is 2.390%.State Compliance - New York
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge        Prepayment PenaltyState Compliance - New York Late Charge Percent TestingFederal
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York  Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        and does not                                                                                             Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds    Application Test
                                                                                                        following                                                                                                max allowable.[B] Federal Compliance - (Missing Data) Unable to determine if loan is
                                                                                                        clauses:: ___                                                                                            a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $482,338.64 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $497,968.28 in the amount of $15,629.64.
7561941572 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA Disclosure                                                                               -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   MissingFederal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  of 1.563% per the Approval, however the lowest index value available in the look-back
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   period is 1.83583%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 01/XX/2005 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 5.14900% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 5.40800% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $269,374.21
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $291,281.75 in the amount of
                                                                                                                                                                                                                 $21,907.54.
7961943302 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       index value of 2.080% per the approval, however the lowest index value available in the determine compliance with timing requirements due to missing Initial Loan Application lookback period is 2.280%.Federal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $251,780.86 is underdisclosed from calculated Finance Charge of $265,919.72 in the amount of $14,138.86.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9762590607 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Loan Approval indicates the index used was 1.996%.  The
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   closest index available in our look-back period is 2.1633%.Federal Compliance - Incorrect
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In  CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                        and does not                                                                                             Lending Act: Final TIL Finance Charge of $341,884.21 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $356,282.82 in the amount of $14,398.61.[B] Federal
                                                                                                        following                                                                                                Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        clauses:: ___                                                                                            Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
1537926399 XXXXXXXXXX XXXXXXXXXX NV    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       RefinanceFederal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Security                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      value of 1.693% per approval, however the lowest index value available in the look back
                                                                                                        Instrument is                                                                                            consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing period is 1.99583%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal
                                                                                                        not on a                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          Compliance tests were run using an application date of 02/XX/2005 which is 1 months   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        and does not                                                                                             prior to consummation. A lookback was performed to determine this application         Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 4.91300% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 5.21428% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $379,862.97
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $412,833.52 in the amount of
                                                                                                                                                                                                                 $32,970.55.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
3624560797 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   by lender, according to the Approval, is 2.020%, which is lower than the lowest index
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  value available in the look back period, which is 2.080%.Federal Compliance - ARM
                                                                                                                                                                                                                 State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty           Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,921.88 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $202,760.79 in the amount of
                                                                                                                                                                                                                 $2,838.91.
7231856223 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Approval indicates the Index used was 2.02%. The closest Index                                                                                     -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in our look-back period is 2.08%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     StatusState Compliance - Ohio Prepayment PenaltyFederal Compliance - Federal FACTA
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Disclosure Timing Test
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] State Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of
                                                                                                        and does not                                                                                             $3,825.00 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).[B]
                                                                                                        contain the                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL Finance Charge of $211,887.39 is underdisclosed from calculated Finance
                                                                                                        clauses:: ___                                                                                            Charge of $215,287.58 in the amount of $3,400.19.
3050547489 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Loan Approval indicates the index used was 2.00%.
                                                                                                                                                                                                                 date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed  The closest index available in our look-back period is 2.19%.State Compliance - New Jersey
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $231,641.11 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $242,745.56 in the amount of
                                                                                                                                                                                                                 $11,104.45.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2914251843 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 1.97%. The closest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available in our look-back period is 2.02%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Application Test date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,062.97 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $194,464.94 in the amount of
                                                                                                                                                                                                                 $2,401.97.
5192444798 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2005  11/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    State Compliance - New Jersey Prepayment PenaltyFederal Compliance - CHARM Booklet                                                                                      -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Payoff Statement MissingFederal Compliance - The Approval indicates the Index used was
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       2.00%. The lowest Index available within the look-back period is 2.08%.
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $291,011.84 is underdisclosed from calculated Finance Charge of $297,316.50 in the amount of $6,304.66.
7655679367 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the lender used an Index of 2.52%. The closest                                                                                  -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Index available in our look back period is 2.7%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        not on a                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    Test
                                                                                                        FNMA/FHLMC form                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                        and does not                                                                                             after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        following                                                                                                using an application date of 06/XX/2005 which is 1 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $286,699.23 is underdisclosed from calculated Finance Charge of $298,457.46 in the amount of $11,758.23.
7691425025 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Approval indicated Index used was 1.355%; however , closest                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   index available in the look-back period is 1.83583%.Unable to determine reason for fees
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  under disclosure due to the TIL Itemization missing breakdown of Prepaid finance
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   charge.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Federal
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       FACTA Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.08700% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 5.55922% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $363,445.36 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $416,270.55 in the amount of $52,825.19.
6322252267 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Initial Loan Application TestFederal Compliance - Under disclosure is due to the lender determine compliance with timing requirements due to missing Initial Loan Application utilizing an index value of 1.277% per the approval, however the lowest index value
                                                                                                                                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty  available in the lookback period is 1.355%.  Also under disclosed in fees.  Unable to
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     determine reason for under disclosure of fees due to the itemization not providing a break
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    down.
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,388.56 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $342,269.53 in the amount of
                                                                                                                                                                                                                 $7,880.97.
3491458230 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
8746830320 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Approval                                                                                       -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        indicates the index used was 1.212%.  The closest index in our look-back period is
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    1.355%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 using an application date of 09/XX/2004 which is 1 months prior to consummation. A    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                        contain the                                                                                              RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        clauses:: ___                                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,371.74
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $291,276.54 in the amount of
                                                                                                                                                                                                                 $11,904.80.
7174812035 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.940% per the Approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 1.970%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $234,839.82 is underdisclosed from calculated Finance Charge of $236,784.57 in the amount of $1,944.75.
8976750328 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Under disclosure is due to payment stream.  Original index
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   value used by lender, according to the Approval, is 1.212%, which is lower than the lowest provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois index value available in the look back period, which is 1.45083%.Federal Compliance -
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of      Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by        Application Test
                                                                                                                                                                                                                 applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $254,380.09 is underdisclosed from calculated Finance Charge of $266,748.25 in the amount of $12,368.16.
3020617940 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New York Late Charge        equal to Disbursement DateFederal Compliance - Loan Commitment and Approval indicate the
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   Index used was 2.610%. The closest Index available in our look-back period is 2.780%State the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York  Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge Percent
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate       TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 greater than 6% is 12 months.  Loan with an interest rate of 6.16000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $461,392.90 is underdisclosed from calculated Finance Charge of $480,783.48 in the amount of $19,390.58.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6484516850 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Lender RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    lender refiFederal Compliance - Underdisclosure is due to the lender utilizing an index
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     value of 1.97% per the loan approval, however the lowest index value available in the
                                                                                                        and does not                                                                                             using an application date of 11/XX/2004 which is 1 months prior to consummation. A    lookback period is 2.02%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        following                                                                                                (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        clauses:: ___                                                                                            not able to be determined. Unable to determine if correct TILA rescission form was    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $199,699.05 is underdisclosed from calculated Finance Charge of $202,501.37 in the amount of $2,802.32.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8056486307 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicated the Index used was 1.212%. The closest Index                                                                                    -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 1.355%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - Illinois
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $258,976.85 is underdisclosed from calculated Finance Charge of $270,004.43 in the amount of $11,027.58.
9655507711 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2004 11/XX/2004   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Under                                                                                        -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        disclosure is due to the lender utilizing an index value of 1.97% per approval, however
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    the lowest index value available in the lookback period is 2.02%Federal Compliance - CHARM
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Booklet Disclosure StatusState Compliance - Wisconsin Prepayment Penalty ARM
                                                                                                        not on a                                                                                                 using an application date of 11/XX/2004 which is 0 months prior to consummation. A    TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $435,227.35 is underdisclosed from calculated Finance Charge of $441,661.52
                                                                                                        following                                                                                                in the amount of $6,434.17.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                        clauses:: ___                                                                                            Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B] State
                                                                                                                                                                                                                 Compliance - Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty:
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a first lien adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
5193395048 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  index value of 1.27% per the approval, however the lowest index value available in the
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   lookback period is 1.56%.Federal Compliance - Under disclosure is due to the lender
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    utilizing an index value of 1.27% per the approval, however the lowest index value borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  available in the lookback period is 1.56%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.04300%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 5.30798% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $304,969.96 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $329,698.67 in the amount of $24,728.71.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3862761801 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.162% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    1.27667%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $194,380.70 is underdisclosed from calculated Finance Charge of $200,938.87 in the amount of $6,558.17.
1269223992 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2004  8/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Approval lists the Index the Lender used as
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  1.94%.  The only available Index in the drop down is 1.88%.Federal Compliance - Missing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,113.69 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $273,064.19 in the amount of
                                                                                                                                                                                                                 $14,950.50.
4810463946 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Approval
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        indicated the Index used was 1.162%. The closest Index available in our look-back period
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  is 1.27667%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Disclosure Compliant TestState Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application Test of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,980.91 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $336,351.83 in the amount of
                                                                                                                                                                                                                 $9,370.92.
5296926276 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under disclosure                                                                               -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing is due to the lender utilizing an index value of 1.212% per the approval, however the
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       lowest index value available in the lookback period is 1.3550%, in addition the Final TIL determine compliance with timing requirements due to missing Initial Loan Application Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   actual TIL calculation.Federal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $352,572.66 is underdisclosed from calculated Finance Charge of $367,145.84 in the amount of $14,573.18.
3528041089 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        -  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Compliance - The Approval indicates the Index used was 1.355%. The lowest Index available
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    within the look-back period is 1.45083%.
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,125.70 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $196,550.57 in the amount of
                                                                                                                                                                                                                 $5,424.87.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2328072638 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the lender used an Index Value of 2.0%. The                                                                                     -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   closest Index available in our look back period is 2.08%.Federal Compliance - CHARM
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Initial Loan Application Test a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $331,704.29 is underdisclosed from calculated Finance Charge of $336,236.19 in the amount of $4,531.90.
5229168820 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2005  2/XX/2005    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge:    State Compliance - 6% late charge exceeds 5% maximum per state (IL)Federal Compliance -                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B] Federal      Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3325105601 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2004  7/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance     value of 1.118% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Charge of $349,490.74 is underdisclosed from calculated Finance Charge of $358,364.85 period is 1.21167%.State Compliance - Connecticut Prepayment Penalty Test
                                                                                                                                                                                                                 in the amount of $8,874.11.
6499933102 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    index value of 1.162% per the approval, however the lowest index value available in the
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   lookback period is 1.21167%%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Application Test
                                                                                                        and does not                                                                                             using an application date of 07/XX/2004 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $245,425.11 is underdisclosed from calculated Finance Charge of $248,560.44 in the amount of $3,135.33.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7151941759 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      TILA SOL.Federal Compliance - Loan Approval indicated an Index of 1.94%; however, closet
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,643.48 is           available index in the look-back period is 2.02%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $219,184.66 in the amount of         Disclosure Status
                                                                                                                                                                                                                 $4,541.18.
3933609060 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicated the Index used was 1.880%. The closest Index                                                                                    -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 1.940%.Federal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance - CHARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Booklet Disclosure Status
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $479,694.74 is underdisclosed from calculated Finance Charge of $488,018.45 in the amount of $8,323.71.
4756156360 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - The index the lender used per approval is 1.118%, the
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    closest index available in the look back is 1.91%.Federal Compliance - TIL APR Tolerance
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 06/XX/2004   Compliance - ARM Disclosure Compliant TestFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this   Application Test
                                                                                                        contain the                                                                                              application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                        following                                                                                                Truth In Lending Act:  Final TIL APR of 4.98700% is underdisclosed from calculated
                                                                                                        clauses:: ___                                                                                            APR of 5.71370% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $90,865.24 is underdisclosed from calculated Finance Charge of $111,742.80 in the amount of $20,877.56.
7869277906 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA Notice of                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      Loan Approval indicates the index used was 1.85%.  The closest index available in our
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,996.39 is           look-back period is 1.914%.
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $250,343.48 in the amount of
                                                                                                                                                                                                                 $6,347.09.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8365423832 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2004  8/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The index the lender used per approval is 1.91%, the closest index                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in the look back is 1.94%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - Illinois
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,052.15 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $213,700.49 in the amount of
                                                                                                                                                                                                                 $648.34.
5152224191 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    value of 1.91% per the loan approval, however the lowest index value available in the
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final    lookback period is 1.162%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 TIL APR of 4.55500% is underdisclosed from calculated APR of 5.23780% outside of      TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:   Disclosure Compliant Test
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $177,156.16 is underdisclosed from calculated Finance Charge of $216,854.70 in the amount of $39,698.54.
4776717972 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Approval indicates the Index used was 1.083%. The closest Index                                                                                    -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in our look-back period is 1.6167%.Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - RESPA Disclosure -  Missing         Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Final TIL Finance Charge of $274,432.81 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $280,619.15 in the amount of $6,186.34.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
6113309940 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  7/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Unable
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application to determine under disclosure due to missing itemization of amount financed.Federal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $134,068.13 is underdisclosed from calculated Finance Charge of $135,967.00 in the amount of $1,898.87.
3361029013 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
1931578413 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        1.083% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      is 1.16%.Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,033.82 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $338,098.26 in the amount of
                                                                                                                                                                                                                 $3,064.44.
9439337947 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Approval indicates the index rate
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    used is 1.850%.  The closest index in our look-back period is 1.88%.  There is a payment
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  stream difference beginning with the 6th payment.Federal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Application Test
                                                                                                        contain the                                                                                              date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,192.03 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $138,607.20 in the amount of
                                                                                                                                                                                                                 $415.17.
4361023352 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicated the Index used was 1.083%. The closest Index                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 1.11833%.State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  PenaltyFederal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $141,082.20 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $142,581.73 in the amount of $1,499.53.
9040788427 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2004  6/XX/2004    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.85% per the Approval; however, the lowest index value available in the look back period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 1.88%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $389,148.03 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $393,360.12 in the amount of
                                                                                                                                                                                                                 $4,212.09.
9643607777 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.97% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       2.00%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,805.01 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $237,002.35 in the amount of
                                                                                                                                                                                                                 $2,197.34.
6687864103 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.94% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       2.00%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,735.65 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $225,755.96 in the amount of
                                                                                                                                                                                                                 $4,020.31.
1750888556 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Approval indicates the index used was 1.085%.  The closest index                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 1.11833%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,681.34 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $193,321.34 in the amount of
                                                                                                                                                                                                                 $1,640.00.
7661405870 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 06/XX/2004 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2004.
3286372239 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 using an application date of 05/XX/2004 which is 1 months prior to consummation. A    Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4712976856 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2004  5/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Georgia Home Loan                                                                                -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        (Arbitration Clause)Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Georgia Home Loan (Arbitration
                                                                                                                                                                                                                 Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6263521663 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    DisclosureFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  refiFederal Compliance - Final TIL EstimatedFederal Compliance - The Approval indicates
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  the Index used was 1.085%. The lowest Index available within the look-back period is
                                                                                                        contain the                                                                                              date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed  1.11883%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        clauses:: ___                                                                                            determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $287,923.25 is underdisclosed from calculated Finance Charge of $319,160.40 in the amount of $31,237.15.[B] Federal Compliance - Final TIL Estimated: Final TIL
                                                                                                                                                                                                                 disclosure found in file had markings indicating one or more entries are estimates.
1668570852 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    Business Days From Transaction DateFederal Compliance - Approval indicates the Lender used
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        an Index of 1.085%. The closest Index available in our look back period is 1.161%.State
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $172,728.52 is underdisclosed from calculated Finance Charge of $176,671.26 in the amount of $3,942.74.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 06/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2004.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4818620713 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  3/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  Federal Compliance - Unable to determine under disclosure due to missing detailed                                                                                       -
                                                                                                                                                                                                                 No prepayment penalties are permissible in the state of New Jersey. Prepay language   itemization of amount financedState Compliance - New Jersey Prepayment Penalty states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $225,608.93 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $226,993.45 in the amount of $1,384.52.
5754032347 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2004  5/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application ConsummationFederal Compliance - The index the lender used per approval is 1.098%, the
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   closest index available in the look back is 1.11833%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure TimingFederal Compliance - ARM Disclosure Timing TestState Compliance - New
                                                                                                                                                                                                                 date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed  Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,052.43 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $285,896.29 in the amount of
                                                                                                                                                                                                                 $2,843.86.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6333701917 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
4578786595 XXXXXXXXXX XXXXXXXXXX CO    10/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Missing Initial Loan Application Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.
4645468651 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Initial Loan Application TestFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Affiliated Business Arrangement Disclosure Missing
                                                                                                        and does not                                                                                             borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        contain the                                                                                              of application date located in file.  Compliance tests were run using an application
                                                                                                        following                                                                                                date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        clauses::                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        ___[B] Closing                                                                                           Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                        / Title -                                                                                                did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5549783888 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8445510505 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2004  1/XX/2004    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Compliance - ARM Disclosure Prior to Closing TimingState Compliance - California
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in  Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                        following                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        clauses:: ___                                                                                            borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1794712245 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1928158608 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2003  8/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                   -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8212986316 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2002  4/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
1516689489 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2002  6/XX/2002    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Unable to determine under disclosure due to generalized
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      prepaid fees  (lump sum)  disclosed of amount financed.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late    Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestState Compliance - New
                                                                                                                                                                                                                 charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.28000% contracts for a prepay term of 36 months, which exceeds max allowable.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $300,531.98 is underdisclosed from calculated Finance Charge of $302,366.87 in the amount of $1,834.89.
4439048348 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2002  6/XX/2002    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 06/XX/2002 which is 0 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4285275026 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2002 12/XX/2002   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B] Federal      of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   TILA SOL.State Compliance - 6% late charge exceeds 5% maximum per state ILFederal
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 12/XX/2002   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 which is 0 months prior to consummation. A lookback was performed to determine this application date.
6714259432 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2002  3/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5273462348 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2002  1/XX/2002    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2002 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7853304098 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2001 11/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6667376514 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Disbursement Date Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 10/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2003.
2708040375 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2002  6/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        2.723% per the approval, however the lowest index value available in the lookback period provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois is 2.847%.Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of      Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 06/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,012.33
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $192,408.13 in the amount of
                                                                                                                                                                                                                 $6,395.80.
5732829702 XXXXXXXXXX XXXXXXXXXX MO    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
7846731059 XXXXXXXXXX XXXXXXXXXX OR    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - CHARM
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2007.
5075406707 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance         Initial Loan Application TestFederal Compliance - It appears the lender used an index
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     lower than 7%, which is the lowest rate in the look back period.Federal Compliance - TILA
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $307,901.46 is underdisclosed from calculated Finance Charge of $314,935.70 in the amount of $7,034.24.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.
2593817117 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
3187128841 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - TILA                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Disbursement Date
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance - Ohio
                                                                                                        contain the                                                                                              Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not
                                                                                                        following                                                                                                permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not
                                                                                                        clauses:: ___                                                                                            exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2005.
3468841953 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 07/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
9007551280 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
3643523077 XXXXXXXXXX XXXXXXXXXX AZ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2006.
2589396416 XXXXXXXXXX XXXXXXXXXX RI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateState Compliance - Rhode Island Prepayment Penalty NonPurchase
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 using an application date of 10/XX/2006 which is 1 months prior to consummation. A    Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island
                                                                                                                                                                                                                 Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6471919528 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Disbursement Date MissingFederal Compliance - Incorrect Right To                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6217867163 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          amount, whichever applies.Federal Compliance - Finance charge variance coming from payment
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  stream. It appears to be Index related. However, could not locate the Index used by the
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance         Lender.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -         - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance -
                                                                                                        contain the                                                                                              Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided TimelyState
                                                                                                        following                                                                                                Provided Timely): Unable to determine compliance with timing requirements due to      Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure
                                                                                                        clauses:: ___                                                                                            missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Not Provided Timely)Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                                                                                                                                 List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $447,921.37 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $458,126.99 in the amount of $10,205.62.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2005.
9311440631 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007    Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
1977824474 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
9172349517 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $6,533.12,    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's    CHARM Booklet Disclosure StatusState Compliance - California Prepayment PenaltyFederal
                                                                                                                                                                                                                 license type.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
6210584366 XXXXXXXXXX XXXXXXXXXX AL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
2245076511 XXXXXXXXXX XXXXXXXXXX ID    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Days From Transaction DateState Compliance - Idaho Prepayment PenaltyState Compliance -
                                                                                                                                                                                                                 Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho    Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)Federal
                                                                                                                                                                                                                 Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 borrower.[B] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Loan contains a prepayment penalty which was not disclosed separately in writing to   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
9831539322 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9729429062 XXXXXXXXXX XXXXXXXXXX OR    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - Notice of Right to                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Cancel MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8872128445 XXXXXXXXXX XXXXXXXXXX OR    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 02/XX/2008 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
2020441387 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Pennsylvania Prepayment Penalty Banking CodeFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance         Disclosure Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Pennsylvania Prepayment Penalty Banking Code:
                                                                                                                                                                                                                 Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2005.
4987162154 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             using an application date of 07/XX/2007 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2878774537 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
8254005071 XXXXXXXXXX XXXXXXXXXX MS    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        and does not                                                                                             Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance         Disclosure Timing TestState Compliance - Mississippi Prepayment PenaltyFederal Compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Mississippi Prepayment Penalty: Mississippi Prepayment
                                                                                                                                                                                                                 Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan
                                                                                                                                                                                                                 contracts for prepay percentages of 3.74500%, 3.74500%, 3.74500%,   which exceeds the
                                                                                                                                                                                                                 max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2005.
9431203669 XXXXXXXXXX XXXXXXXXXX NV    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                C           C           C           C           C           [C] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 State - NC
                                                                          Debt Consolidation            Title -                                                                                                  Loan:  File does not contain evidence that analysis of borrower's ability to repay    Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 was performed based on verified income, obligations, assets, and/or employment.[B]    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence   Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 Compliance - FACTA Disclosure MissingState Compliance - Nevada Home Loan (Ability to Repay
                                                                                                        FNMA/FHLMC form                                                                                          used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       not Verified)
                                                                                                        and does not                                                                                             Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        contain the                                                                                              Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                        following                                                                                                evidence of application date located in file.  Compliance tests were run using an
                                                                                                        clauses:: ___                                                                                            application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.
2313644571 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1303038838 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
6271997012 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2007.
9674438181 XXXXXXXXXX XXXXXXXXXX DE    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Itemization of Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        not on a                                                                                                 Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance         MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 02/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $271,218.28 is underdisclosed from calculated Finance Charge of $271,261.66 in the amount of $43.38.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
3317008797 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                        Security                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Missing
                                                                                                        Instrument is                                                                                            Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        FNMA/FHLMC form                                                                                          business days of application.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4760730350 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        StatusState Compliance - Tennessee Prepayment Penalty TestFederal Compliance - RESPA
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment
                                                                                                                                                                                                                 Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
9308519250 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                                                                                                                                  Maximum prepay  allowed is 6 months interest calculated on 80% of the original        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $16,936.74,   ApplicationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's    Days From Transaction DateFederal Compliance - Under disclosure is due to the lender's TIL
                                                                                                                                                                                                                 license type.  Prepay language states prepay will not exceed maximum permitted by     payment stream  captured differs from the actual payment stream.State Compliance -
                                                                                                                                                                                                                 applicable law.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable California Prepayment PenaltyFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,082,430.97 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,091,122.33 in the amount of $8,691.36.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.
3838293989 XXXXXXXXXX XXXXXXXXXX NV    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine, Amortized Points loan evaluation completed.                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Reviewed itemization and HUD and still unable to determine.Federal Compliance - RESPA
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days of ApplicationFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        - ARM Disclosure Status TestFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006    than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        following                                                                                                Compliance tests were run using an application date of 04/XX/2006 which is 1 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $792,583.82 is underdisclosed from calculated Finance Charge of $818,120.93 in the amount of $25,537.11.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.
5345072290 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Security                                                                                                 01/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2004 which is 1   dated.
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                        contain the                                                                                              Missing Final TIL Signature Date. Unable to determine compliance with rescission
                                                                                                        following                                                                                                timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        clauses:: ___                                                                                            than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.
7472937587 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
7551309392 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Compliant TestFederal Compliance - TILA Rescission -                                                                                -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disbursement Date MissingFederal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Before ConsummationFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Virginia Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $5,512.45 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $3,674.97.
7983979853 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Alternate source used for application dateApplication /                                                                                      -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Processing - Missing Document: Missing Lender's Initial 1003Federal Compliance - FACTA
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Disclosure MissingFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
7475243813 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 06/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
6027591896 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - North Carolina Home Loan (Impermissible Prepayment
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Penalty)Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - North Carolina Home Loan (Impermissible Prepayment
                                                                                                                                                                                                                 Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                 - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2007.
9963901390 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA - Final TIL MissingFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Receipt Date MissingFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
7538340749 XXXXXXXXXX XXXXXXXXXX TN    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 12/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.
9600456180 XXXXXXXXXX XXXXXXXXXX OR    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Oregon Prepayment Penalty Max PrepayFederal Compliance
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
1509672214 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        not on a                                                                                                 Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance         Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 01/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6361497768 XXXXXXXXXX XXXXXXXXXX UT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Utah Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] State Compliance
                                                                                                                                                                                                                 - Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
5566963692 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
9829895969 XXXXXXXXXX XXXXXXXXXX OR    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.State Compliance - Oregon Prepayment Penalty Max PrepayFederal
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - Oregon Prepayment Penalty   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          the maximum prepayment penalty applicable to each year of the loan.[B] Federal        Test
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5231177329 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 06/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
3689544032 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 06/XX/2006 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9515166635 XXXXXXXXXX XXXXXXXXXX DE    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
6296902563 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - ARM Disclosure Status TestFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005    Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        following                                                                                                Compliance tests were run using an application date of 06/XX/2005 which is 1 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.
9780700546 XXXXXXXXXX XXXXXXXXXX LA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date  - FACTA Disclosure Missing
                                                                                                        P&I does not    correspond                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        match           with the loan                                                                            transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from
                                                                                                        calculated P&I: amount, loan                                                                             transaction date of 02/XX/2008.
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
7906753664 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.
3515183856 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2007.
1283910933 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.       Missing
                                                                                                        following                                                                                                Compliance tests were run using an application date of 09/XX/2006 which is 1 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
6935312940 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -         payment on                                                                               disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               determine compliance with timing requirements due to missing Initial Loan Application Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                        Addendum: Note  does not                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        P&I does not    correspond                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due
                                                                                                        Note P&I of ___ term, and                                                                                Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                        does not match  interest rate                                                                            Test: No evidence of application date located in file.  Compliance tests were run     value of a contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I  on the loan                                                                              using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                        of ___[B]                                                                                                lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Closing / Title                                                                                          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        - Security                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Instrument is                                                                                            provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        and does not                                                                                             Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        contain the                                                                                              10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        following                                                                                                10/XX/2006.
                                                                                                        clauses:: ___
4125891816 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                                                                                                                                 Affiliated Business Disclosure due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
4485937157 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
8131042890 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disbursement Date MissingFederal Compliance - TILA - Incorrect Right                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          DC)Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 06/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4185427474 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA
                                                                                                        Missing Note                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.              Disclosure Missing
                                                                                                        Addendum: Note
                                                                                                        P&I does not
                                                                                                        match
                                                                                                        calculated P&I:
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2548977837 XXXXXXXXXX XXXXXXXXXX ID    7/XX/2007  6/XX/2007    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Idaho Residential Mortgage Practices   Compliance - Idaho Prepayment PenaltyState Compliance - Idaho Residential Mortgage
                                                                                                                                                                                                                 Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act:     Practices Act (Rate Lock Agreement Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Rate Lock-In/Float Disclosure not provided to borrower.[B] State Compliance - Idaho   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 which was not disclosed separately in writing to borrower.[B] Federal Compliance -    Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingGeneral Appraisal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1360408944 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL itemization did not disclose a recording service fee of $108 as                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   prepaid finance charge.Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateState Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       (No Documentation of Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Practices Act (Ability to Repay not Verified)State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A    Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - Ohio Retained by Lender)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:      Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 lender.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.[B] State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                 Consumer did not receive the required Closing Disclosure.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $276,002.56 is underdisclosed from calculated Finance Charge of $276,112.25 in the amount of $109.69.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
8357556200 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
3873557198 XXXXXXXXXX XXXXXXXXXX LA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3207472543 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - FACTA Disclosure
                                                                                                        contain the                                                                                              Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                        following                                                                                                Disclosure.
                                                                                                        clauses:: ___
8778109394 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 08/XX/2005 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7260167708 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Missing Note                                                                                             rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Addendum: Note                                                                                           provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        P&I does not                                                                                             Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        match                                                                                                    Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        calculated P&I:                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Note P&I of ___                                                                                          Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        does not match                                                                                           Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Calculated P&I                                                                                           file.  Compliance tests were run using an application date of 09/XX/2006 which is 1
                                                                                                        of ___                                                                                                   months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3174512781 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   amount financedFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $445,015.98 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $445,087.05 in the amount of $71.07.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2007.
7554831073 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
1648500078 XXXXXXXXXX XXXXXXXXXX KY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
9413835480 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: Unable to
                                                                                                                                                                                                                 determine FACTA Credit Score Disclosure was provided due to missing information.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2812005740 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment of                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   $1432.92 does                                                                            provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Missing Note    not                                                                                      Test: No evidence of application date located in file.  Compliance tests were run     equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Addendum: Note  correspond                                                                               using an application date of 01/XX/2008 which is 0 months prior to consummation. A    than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        P&I does not    with the loan                                                                            lookback was performed to determine this application date.[B] Federal Compliance -    StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        match           amount, loan                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        calculated P&I: term and                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  Loan Application Test
                                                                                                        Note P&I of ___ interest rate                                                                            provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        does not match  on the loan.                                                                             (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Calculated P&I                                                                                           Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        of ___                                                                                                   Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9352673264 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] State Compliance -       Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 is 6 months interest calculated on 80% of the original balance (XXXXXXXXXXX).  Loan   StatusFederal Compliance - ARM Disclosure Compliant TestState Compliance - California
                                                                                                                                                                                                                 contracts for maximum calculated prepay of $20,147.41, which exceeds max allowable.   Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Prepay may be impermissible depending on the lender's license type.  Prepay language  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 10/XX/2006 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2006.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8555240834 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1764012547 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
5489455021 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
1810089769 XXXXXXXXXX XXXXXXXXXX CO    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Security                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9805070884 XXXXXXXXXX XXXXXXXXXX OR    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Oregon Prepayment Penalty Max PrepayFederal Compliance - RESPA                                                                                       -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2006 which is 1 months   Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3132676561 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
1134486006 XXXXXXXXXX XXXXXXXXXX MN    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                        not on a                                                                                                 Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance         appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     contract sales price or original loan amount, whichever applies.
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 03/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
2717217080 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  0.125%Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     FACTA Disclosure Missing
                                                                                                        match           with the loan                                                                            using an application date of 06/XX/2007 which is 1 months prior to consummation. A
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan                                                                              provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 6.87000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.08862% outside of 0.125% tolerance.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2007.
3165111796 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Missing
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        contain the                                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain
                                                                                                        following                                                                                                signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2008.
6083299628 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - TILA
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
4367198439 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             using an application date of 12/XX/2005 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2006.
2414736893 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingMiscellaneous Compliance - Unable to determine
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
9230759229 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8543865513 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2006  1/XX/2006    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - Unable to determine
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2006.
2203147179 XXXXXXXXXX XXXXXXXXXX DE    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
7490042157 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
4188762091 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
9048444683 XXXXXXXXXX XXXXXXXXXX ID    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Idaho Residential Mortgage Practices Act (Rate Lock
                                                                                                        Security                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Agreement Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Idaho Residential Mortgage Practices   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act:     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Rate Lock-In/Float Disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 01/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
1493090299 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TIL itemization did not disclose an recording service fee of $38 as                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        prepaid finance charge.Federal Compliance - CHARM Booklet Disclosure StatusState
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - Utah Late Charge Grace Period TestingFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Loan Application Test
                                                                                                        not on a                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $341,673.61 is underdisclosed from calculated Finance Charge of $341,714.34
                                                                                                        following                                                                                                in the amount of $40.73.[B] State Compliance - Utah Late Charge Grace Period Testing:
                                                                                                        clauses:: ___                                                                                            Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
7227688038 XXXXXXXXXX XXXXXXXXXX WA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
5915870911 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as      Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff
                                                                                                                                                                                                                 Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
5195797819 XXXXXXXXXX XXXXXXXXXX OR    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA - Final TIL                                                                                      -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        MissingFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2008 which is 1 months   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Receipt Date MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
3426182037 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
7668921134 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingState Compliance - Ohio Prepayment PenaltyFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Missing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 08/XX/2004 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $16,214.65 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2004.
3384366953 XXXXXXXXXX XXXXXXXXXX NM    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2003.
9285947245 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - ARM Disclosure Status TestFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                 determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4568910806 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2005.
4752970293 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
9824136642 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Notice of Right to                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                        Security                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                        contain the                                                                                              Missing Final TIL Signature Date. Unable to determine compliance with rescission
                                                                                                        following                                                                                                timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        clauses:: ___                                                                                            than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
3280361739 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Application TestFederal Compliance - FACTA Disclosure MissingFederal Compliance - TILA
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance         Compliance - CHARM Booklet Disclosure StatusState Compliance - Maryland Late Charge Grace
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Period TestingFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                        contain the                                                                                              Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of
                                                                                                        following                                                                                                7 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing
                                                                                                        clauses:: ___                                                                                            Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
7057096372 XXXXXXXXXX XXXXXXXXXX LA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - TILA                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - Under disclosure due to the required rounding factor of 0.125% on the note,
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    when the note rate is 9.69%Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - ARM Disclosure Status TestState Compliance - Louisiana Late Charge Grace
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005    Period TestingFederal Compliance - Missing Initial Loan Application TestFederal Compliance
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] State Compliance - Louisiana Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of
                                                                                                                                                                                                                 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 10.20000% is
                                                                                                                                                                                                                 overdisclosed from calculated APR of 9.89672% outside of 0.125% tolerance.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $201,935.02 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $203,879.00 in the amount of $1,943.98.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2005.
4589996545 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA Rescission -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance - It
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          appears a lower Index was used at origination than the 4.00% Index available within the
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  look-back period.Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance         Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,953.26 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $381,104.09 in the amount of
                                                                                                                                                                                                                 $2,150.83.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2003.
5083191100 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Not Provided)State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Receipt of Home Mortgage Loan Information Document Not Retained by Lender)State Compliance
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)Federal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Compliance - Ohio Prepayment PenaltyFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not        TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $6,139.51 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2007.
3741383870 XXXXXXXXXX XXXXXXXXXX WI    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 using an application date of 09/XX/2005 which is 1 months prior to consummation. A    Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
8952029358 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             using an application date of 05/XX/2006 which is 1 months prior to consummation. A    DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2006.
3139088484 XXXXXXXXXX XXXXXXXXXX NH    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Addendum: Note  does not                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   amount, whichever applies.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        P&I does not    correspond                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2006   Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        match           with the loan                                                                            which is 1 months prior to consummation. A lookback was performed to determine this   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business      Compliance - Missing Initial Loan Application Test
                                                                                                        Note P&I of ___ term, and                                                                                Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        does not match  interest rate                                                                            Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        Calculated P&I  on the loan.                                                                             Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        of ___                                                                                                   application due to missing information.
9135422623 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - TILA
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 02/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2005.
5081189150 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  State Compliance - California Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                               -
                                                                          Debt Consolidation                                                                                                                     Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $21,272.87, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3508784344 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1264982368 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $3,231.69 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
5013195044 XXXXXXXXXX XXXXXXXXXX MN    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
5331919355 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 10/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
4718180873 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 09/XX/2006.
                                                                                                        following
                                                                                                        clauses:: ___
2743560379 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Maryland Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 7 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
2965909200 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan
                                                                                                        Security                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Consumer Caution and Home Ownership Counseling Notice Not Provided TimelyState Compliance
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Michigan Consumer Mortgage Protection  - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not
                                                                                                        FNMA/FHLMC form                                                                                          Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine     Provided Timely)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             compliance with timing requirements due to missing Initial Loan Application Date.[B]  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        contain the                                                                                              State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        following                                                                                                Provided Timely: Unable to determine compliance with timing requirements due to       Compliance - FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer
                                                                                                                                                                                                                 Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                 Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $5,278.49 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
2719007913 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 01/XX/2007 which is 0 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
9522711652 XXXXXXXXXX XXXXXXXXXX WV    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date MissingFederal Compliance - Unable to determine under disclosure due to
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  missing itemization of amount financed, does not appear to be fee related.
                                                                                                        not on a                                                                                                 Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        and does not                                                                                             Lending Act: Final TIL Finance Charge of $244,383.85 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $244,701.40 in the amount of $317.55.[B] Federal
                                                                                                        following                                                                                                Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        clauses:: ___                                                                                            Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2004.
2581215645 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.
7014011844 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8103489288 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - (State HPML)                                                                                     -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Minnesota Subprime (APR Exceeds Subprime Threshold)State Compliance - Minnesota
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Minnesota Residential Mortgage        Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)State
                                                                                                                                                                                                                 Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota      Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability
                                                                                                                                                                                                                 Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to      to Repay not Verified)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 repay not verified with reliable documentation.[B] State Compliance - Minnesota       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement):  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a
                                                                                                                                                                                                                 "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.[B] State Compliance -
                                                                                                                                                                                                                 (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime
                                                                                                                                                                                                                 Loan: APR on subject loan of 9.44650% or Final Disclosure APR of 9.44000% is in excess of allowable threshold of USTreasury 4.6500% + 3%, or 7.65000%.  Compliant
                                                                                                                                                                                                                 Subprime Loan.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
5394408487 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA - Final TIL                                                                                     -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                        Security                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             using an application date of 06/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                        clauses:: ___                                                                                            Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5729067906 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2006.
4069407801 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Cancel Not Provided to All Required PartiesFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        MissingFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff
                                                                                                                                                                                                                 Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5541857726 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
4215330726 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2006 which is 1 months   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1308232195 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance         Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        contain the                                                                                              date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission       Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                 TIL was not provided to the borrower by closing.
9156779053 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
3976068227 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - FACTA Disclosure                                                                                    -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2005.
8008629401 XXXXXXXXXX XXXXXXXXXX OR    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateState Compliance - Oregon
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Prepayment Penalty Max PrepayFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or
                                                                                                                                                                                                                 Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
4473838152 XXXXXXXXXX XXXXXXXXXX LA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment of                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   $1100.80 does                                                                            Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Missing Note    not                                                                                      Compliance tests were run using an application date of 08/XX/2006 which is 1 months   equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Addendum: Note  correspond                                                                               prior to consummation. A lookback was performed to determine this application         than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                        P&I does not    with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        match           amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        calculated P&I: term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   FACTA Disclosure Missing
                                                                                                        Note P&I of ___ interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        does not match  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Calculated P&I                                                                                           Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        of ___                                                                                                   disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6183869971 XXXXXXXXXX XXXXXXXXXX UT    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Lender appears to have used a lower index than is available.  Finance                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing charges match Itemization.Federal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Compliance - ARM Disclosure Timing TestState Compliance - 7 day grace period is less than determine compliance with timing requirements due to missing Initial Loan Application 10 days per state (UT).Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,338.40 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $223,001.09 in the amount of
                                                                                                                                                                                                                 $662.69.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah Late
                                                                                                                                                                                                                 Charge: Note grace period of 7 days is less than the state minimum of 10 days.
7227926506 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                           -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        partiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance         MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
4019125423 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4442792602 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was       Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 provided due to missing information.[B] State Compliance - Michigan Consumer Mortgage (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA
                                                                                                                                                                                                                 Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Date.[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer
                                                                                                                                                                                                                 Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                 Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
3775637127 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
3559649001 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
5302073800 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Not Provided)State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2007 which is 1 months   Receipt of Home Mortgage Loan Information Document Not Retained by Lender)Federal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Missing
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                 Information Document not retained by lender.[B] State Compliance - Ohio Consumer
                                                                                                                                                                                                                 Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices
                                                                                                                                                                                                                 Act:  Consumer did not receive the required Closing Disclosure.[B] State Compliance -
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit
                                                                                                                                                                                                                 Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
9603480978 XXXXXXXXXX XXXXXXXXXX KS    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
7644552277 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                        contain the                                                                                              date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
3174846803 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 05/XX/2006 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
6187891530 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Notice of      of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of TILA SOL.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be  PartiesFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 subject to the security interest.
3180247320 XXXXXXXXXX XXXXXXXXXX NC    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Lender rounded paymentFederal Compliance - Right of Rescission Timing -
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                        not on a                                                                                                 Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance         - Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $278,464.65 is underdisclosed from calculated Finance Charge of $280,415.46 in the amount of $1,950.81.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2003.
5237477441 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 11/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
2268898402 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL      Amount Financed.Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $341,502.57 is underdisclosed from calculated Finance Charge of $341,577.84 in the amount of $75.27.
3083915394 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - ARM Disclosure Timing TestState Compliance - South Carolina CHL Complaint
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Agency Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance         Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
8095944319 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Transaction DateState Compliance - Connecticut Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement Missing date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2008.
9614641631 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        (Missing Doc)                                                                                            12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 11/XX/2005 which is 1
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        match                                                                                                    date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        calculated P&I:                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Note P&I of ___                                                                                          disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        does not match                                                                                           date of 12/XX/2005.
                                                                                                        Calculated P&I
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2911438358 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 using an application date of 04/XX/2007 which is 1 months prior to consummation. A    Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
2329811444 XXXXXXXXXX XXXXXXXXXX TN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
7977777506 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2003.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
1977627121 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
2975274960 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
6254450946 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
1617266017 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
6041221803 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
7406529003 XXXXXXXXXX XXXXXXXXXX IN    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9138418873 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 11/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.
9196666316 XXXXXXXXXX XXXXXXXXXX LA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $1194.27 does not correspond with the                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as      loan amount, loan term, and interest rate on the loan.Federal Compliance - Final TIL APR
                                                                                                        (Missing Doc)                                                                                            disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Under/Over Disclosed By Greater Than 0.125%Federal Compliance - TILA Rescission -
                                                                                                        Missing Note                                                                                             Loan Application Test: No evidence of application date located in file.  Compliance   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note                                                                                           tests were run using an application date of 09/XX/2007 which is 1 months prior to     Right of Rescission Timing - Note Date used as Transaction DateFederal Compliance - RESPA
                                                                                                        P&I does not                                                                                             consummation. A lookback was performed to determine this application date.[B] Federal Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        match                                                                                                    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        calculated P&I:                                                                                          Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___                                                                                          determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        does not match                                                                                           applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                        of ___                                                                                                   Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Final TIL APR Under/Over Disclosed By
                                                                                                                                                                                                                 Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.15000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 10.46781% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $295,549.97 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $307,299.23 in the amount of $11,749.26.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
9867494749 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance -
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance - TILA
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___[B]                                                                                                Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.14000% is underdisclosed from
                                                                                                        Closing / Title                                                                                          calculated APR of 8.63299% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                        - Security                                                                                               TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        Instrument is                                                                                            $209,199.33 is underdisclosed from calculated Finance Charge of $222,811.49 in the
                                                                                                        not on a                                                                                                 amount of $13,612.16.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 04/XX/2007.
                                                                                                        following
                                                                                                        clauses:: ___
1261172378 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - FACTA Disclosure MissingFederal Compliance - Final TIL Finance Charge                                                                              -
                                                                                                        Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Under DisclosedFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        (Missing Doc)                                                                                            CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - Right of
                                                                                                        Missing Note                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Addendum: Note                                                                                           Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        StatusFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - RESPA
                                                                                                        P&I does not                                                                                             provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        match                                                                                                    Application Test: No evidence of application date located in file.  Compliance tests  Days of Application
                                                                                                        calculated P&I:                                                                                          were run using an application date of 03/XX/2007 which is 1 months prior to
                                                                                                        Note P&I of ___                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        does not match                                                                                           Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        Calculated P&I                                                                                           Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        of ___                                                                                                   determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 8.11000% is underdisclosed from calculated
                                                                                                                                                                                                                 APR of 8.46623% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $613,592.00 is underdisclosed from calculated Finance Charge of $650,470.24 in the amount of $36,878.24.
7171680857 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8183490859 XXXXXXXXXX XXXXXXXXXX MS    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
5848106705 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Not a fee issue - payment stream issue.Federal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007    Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 8.74000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 9.37725% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $664,600.57
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $734,365.01 in the amount of
                                                                                                                                                                                                                 $69,764.44.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
9514311759 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.State Compliance - South Carolina Home Loan (No Tangible Net Benefit)Federal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Transaction DateState Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.[B] State Compliance - South  Application Test
                                                                                                        Note P&I of ___ term, and                                                                                Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance
                                                                                                        does not match  interest rate                                                                            with timing requirements due to missing Initial Loan Application Date.[B] State
                                                                                                        Calculated P&I  on the loan.                                                                             Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home
                                                                                                        of ___                                                                                                   Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
5616886096 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
2266897420 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - TILA - Final TIL MissingFederal Compliance - Right of
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Rescission Timing - Receipt Date MissingState Compliance - South Carolina CHL Complaint
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Agency Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2466762537 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
9250660210 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateState Compliance - Ohio Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date MissingFederal Compliance - CHARM Booklet Disclosure StatusState
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Ohio Consumer Sales Practices Act (Unconscionable Clause)State Compliance -
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Document Not Retained by Lender)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     (Ability to Repay not Verified)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Missing
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (Unconscionable
                                                                                                                                                                                                                 Clause): Ohio Consumer Sales Practices Act: Mortgage loan contains an unconscionable clause.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $4,516.68 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
1852722177 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Under disclosure due to lender TIL reflects loan is
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  fixed rate, however per note this is ARM that will adjust after first 36 months.Federal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A    Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 7.22000% is underdisclosed from calculated APR of 8.54573% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $1,167,263.70 is underdisclosed from calculated Finance Charge of $1,495,646.79 in the amount of $328,383.09.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
1263655633 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as      Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.
2524951443 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 11/XX/2006   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - Unable to                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Primary.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
4078887724 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.
9413610811 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2006.
2529582522 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
7526784654 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                                                                                                           of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                                                                                                       TILA SOL.
1046838266 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.
6538263625 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006    - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disbursement Date Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
2829409435 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingMiscellaneous        (2020-02-14): Unable to   (2020-02-14): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to   procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for     of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
5029793449 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Missing Initial Loan Application TestFederal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Less than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 using an application date of 09/XX/2005 which is 1 months prior to consummation. A    Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    DisclosureFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  Disclosure MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5807599284 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Purchase                                                                   C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              Late Charge
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Loan Application TestFederal Compliance - HELOC Fees Used For TestingFederal Compliance -
                                                                                                                                                                                                                 period less than 15 days.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     FACTA Disclosure MissingState Compliance - 10 day grace period less than 15 day per state
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   (NJ).
                                                                                                                                                                                                                 Compliance - HELOC Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees
                                                                                                                                                                                                                 disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                 Itemization used in any federal, state, and local high cost testing[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1180379920 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date    Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Compliance - TILA HELOC - Impermissible Provision on HELOC AgreementFederal Compliance -
                                                                                                                                                                                                                 Date of 03/XX/2007 used as disbursement date for compliance testing.[B] Federal       TILA HELOC - Tax Advisor Statement MissingFederal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC - Credit    Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - TILA
                                                                                                                                                                                                                 Agreement Missing: Truth in Lending Act (XXXXXXXXXXX): Credit Agreement not provided  HELOC - Credit Agreement MissingFederal Compliance - Costs and Fees Not Disclosed In HELOC
                                                                                                                                                                                                                 to borrower[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing :  AgreementFederal Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to       to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in       value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act
                                                                                                                                                                                                                 (XXXXXXXXXXX): Creditor did not provide statement that the consumer should consult a tax advisor.[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC
                                                                                                                                                                                                                 Agreement: Truth in Lending Act (XXXXXXXXXXX): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
8877449525 XXXXXXXXXX XXXXXXXXXX MN    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Notice of Right to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA HELOC - Billing Rights          MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure  HELOC - Billing Rights Disclosure Missing Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 not provided to borrower.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
6678033022 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            10/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of MissingState Compliance - Maryland Late Charge Grace Period TestingFederal Compliance -
                                                                                                        Addendum: Note                                                                                           10 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not                                                                                             Initial Loan Application Test: No evidence of application date located in file.       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match                                                                                                    Compliance tests were run using an application date of 09/XX/2006 which is 1 months   TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I:                                                                                          prior to consummation. A lookback was performed to determine this application         Initial GFE not provided
                                                                                                        Note P&I of ___                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        does not match                                                                                           Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Calculated P&I                                                                                           Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        of ___                                                                                                   to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
6642228244 XXXXXXXXXX XXXXXXXXXX OR    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at Transaction DateState Compliance - Oregon Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date    MissingFederal Compliance - Costs and Fees Not Disclosed In HELOC AgreementGeneral
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 Date of 02/XX/2004 used as disbursement date for compliance testing.[B] Federal       were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   applies.
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2004.
9978733007 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1892046429 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Right of Rescission Timing - Receipt Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Initial GFE not providedState Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2008 which is 1 months   Disclosure Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] State Compliance - South Carolina
                                                                                                                                                                                                                 Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                 Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
1813917390 XXXXXXXXXX XXXXXXXXXX WY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX):  Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 "Billing Rights" disclosure not provided to borrower.[B] Federal Compliance - Missing Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
8967200900 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
8124822525 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        match                                                                                                    date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        calculated P&I:                                                                                          Unable to determine if a prepayment penalty was included in the pay-off which may     tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        Note P&I of ___                                                                                          impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated      loan amount, whichever applies.
                                                                                                        does not match                                                                                           Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I                                                                                           RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2005.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8220120034 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2004  7/XX/2004    UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 08/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingMiscellaneous
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       Compliance - Unable to determine occupancy, compliance results were generated using a
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     defaulted value of Primary.General Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 were run using an application date of 07/XX/2004 which is 1 months prior to           price or original loan amount, whichever applies.
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
6488258805 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Doc Error) Initial GFE not provided
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4466126563 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        (Missing Doc)                                                                                            12/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 11/XX/2004 which is 1   All Required PartiesFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        does not match                                                                                           Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        Calculated P&I                                                                                           included in the pay-off which may impact high cost findings.[B] Federal Compliance -  Initial GFE not provided
                                                                                                        of ___                                                                                                   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4376910174 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedMiscellaneous Compliance -                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   (Doc Error) Initial GFE not providedFederal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Less than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: MissingGeneral - No signature or date signed.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $373,033.33 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $375,086.21 in the amount of
                                                                                                                                                                                                                 $2,052.88.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3093230330 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2004  2/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act:     Federal Compliance - Notice of Right to Cancel Missing                                                                                                                  -
                                                                                                                                                                                                                 Notice of Right to Cancel was not provided.
7818917676 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Missing
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6872721695 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2691458315 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   not provided
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___          Due to DSI                                                                               Lending Act: Notice of Right to Cancel was not provided.
1673823827 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     contract sales price or original loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        Instrument is                                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        FNMA/FHLMC form                                                                                          Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to
                                                                                                        and does not                                                                                             three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8042701345 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Loan terms do                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         not match                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        (Missing Doc)   loan amount                                                                              02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note    and payment                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___[B]                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Closing / Title                                                                                          disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        - Security                                                                                               date of 02/XX/2007.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2493141836 XXXXXXXXXX XXXXXXXXXX OR    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        than 3 Business Days From Transaction DateState Compliance - Oregon Late Charge Grace
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - Missing Initial Loan       Period TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 were run using an application date of 01/XX/2007 which is 1 months prior to           Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State   Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Compliance - Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace  Compliance - TILA HELOC - HELOC Brochure Missing period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
3998218534 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  to determine if loan is a same lender refiFederal Compliance - Notice of Right To Cancel
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Not Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Date Less than 3 Business Days From Transaction DateFederal Compliance - Right of
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Rescission Timing - Receipt Date MissingState Compliance - New York Late Charge Percent
                                                                                                        and does not                                                                                             date.[B] State Compliance - New York Late Charge Percent Testing: New York Late       TestingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        contain the                                                                                              Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]      Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set DateGeneral
                                                                                                        following                                                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a same lender      Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        clauses:: ___                                                                                            refi: Original Lender was not able to be determined. Unable to determine if correct   were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set   applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5647069632 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Miscellaneous                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 11/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2008 which is 1   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2008.
1704850786 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Error) Initial GFE not provided
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8888099357 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 09/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX):  Disclosure MissingFederal Compliance - HELOC Fees Used For TestingFederal Compliance -
                                                                                                                                                                                                                 "Billing Rights" disclosure not provided to borrower.[B] Federal Compliance - TILA    TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA HELOC - Billing Rights
                                                                                                                                                                                                                 HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure    Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, not provided to borrower.[B] Federal Compliance - HELOC Fees Used For Testing: Truth  compliance tests requiring an LTV were run off an assumed value of a contract sales price in Lending Act (XXXXXXXXXXX): Fees disclosed on Estimated HUD1 exceed those disclosed or original loan amount, whichever applies.
                                                                                                                                                                                                                 in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2004.
8373450563 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7101874077 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL Finance Charge Under DisclosedMiscellaneous Compliance -                                                                                 -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        (Missing Doc)                                                                                            date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        Addendum: Note                                                                                           Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,617.23 is     Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        P&I does not                                                                                             underdisclosed from calculated Finance Charge of $248,680.58 in the amount of         Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        match                                                                                                    $1,063.35.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3    Compliance - Missing Initial Loan Application Test
                                                                                                        calculated P&I:                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Note P&I of ___                                                                                          disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        does not match                                                                                           date of 01/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Calculated P&I                                                                                           All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        of ___                                                                                                   by all parties whose ownership interest is or will be subject to the security interest.
6905184967 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        does not match  interest rate                                                                            Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    Compliance - Payoff Statement MissingFederal Compliance - (Missing Data) Unable to
                                                                                                        Calculated P&I  on the loan.                                                                             included in the pay-off which may impact high cost findings.[B] Federal Compliance -  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        of ___[B]                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Closing / Title                                                                                          Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        - Security                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        Instrument is                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                        FNMA/FHLMC form                                                                                          Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        and does not                                                                                             Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        contain the                                                                                              Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        following                                                                                                08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        clauses:: ___                                                                                            08/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
6699768275 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingClosing / Title -                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   (Doc Error) TIL Error: Borrower signature not dated.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   or original loan amount, whichever applies.Federal Compliance - TILA Notice of Right to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - Notice of
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        TestFederal Compliance - Disbursement Date Missing
                                                                                                        of ___[B]                                                                                                Missing: Missing Final TIL Signature Date. Unable to determine compliance with
                                                                                                        Closing / Title                                                                                          rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                        - Security                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Instrument is                                                                                            Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                        not on a                                                                                                 business days from transaction date of 12/XX/2008.[B] Federal Compliance - Notice of
                                                                                                        FNMA/FHLMC form                                                                                          Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                        and does not                                                                                             Right to Cancel was not signed by all parties whose ownership interest is or will be
                                                                                                        contain the                                                                                              subject to the security interest.[B] Federal Compliance - TILA Notice of Right to
                                                                                                        following                                                                                                Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                        clauses:: ___                                                                                            Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8938369629 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
6717437602 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided TimelyFederal                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA HELOC - Credit Agreement Not Provided TimelyFederal Compliance - Notice
                                                                                                                                                                                                                 10/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  of Right to Cancel MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act               TestFederal Compliance - Disbursement Date MissingFederal Compliance - HELOC Fees Used For
                                                                                                                                                                                                                 (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of account           Testing
                                                                                                                                                                                                                 opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - HELOC Fees Used For
                                                                                                                                                                                                                 Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
7360784280 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        (Missing Doc)                                                                                            12/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of MissingState Compliance - Maryland Prepayment Penalty TestState Compliance - Maryland Late
                                                                                                        Addendum: Note                                                                                           10 days is less than the state minimum of 15 days.[B] State Compliance - Maryland     Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not                                                                                             Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 240 months  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match                                                                                                    exceeds state maximum of 36 months.  Prepay language states prepay will not exceed    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        calculated P&I:                                                                                          maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___                                                                                          Application Test: No evidence of application date located in file.  Compliance tests  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        does not match                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to           Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Calculated P&I                                                                                           consummation. A lookback was performed to determine this application date.[B] Federal off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        of ___                                                                                                   Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
2906809872 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to borrower.[B]   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act        Application TestFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA  MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 HELOC - Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX):       HELOC - Billing Rights Disclosure Missing General Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3777733194 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2003  2/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 03/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2003 which is 1   Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2003.
7249008377 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act            State Compliance - Pennsylvania First Lien Late Charge Grace Period TestingFederal                                                                                      -
                                                                          Debt Consolidation                                                                                                                     (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed those disclosed in HELOC           Compliance - Missing Initial Loan Application TestFederal Compliance - HELOC Fees Used For
                                                                                                                                                                                                                 Agreement. Fees from Itemization used in any federal, state, and local high cost      Testing
                                                                                                                                                                                                                 testing[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Pennsylvania First Lien
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
6112600914 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Appraisal                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Documentation -                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Incorrect                                                                                                12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Appraisal Form                                                                                           Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date Missing
                                                                                                        type: Appraisal                                                                                          file.  Compliance tests were run using an application date of 11/XX/2007 which is 1
                                                                                                        Form 2055 w/                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        Interior used                                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        for incorrect                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Subject                                                                                                  Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        property type.:                                                                                          to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        -                                                                                                        information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
7213716752 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___[B]                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Closing / Title                                                                                          disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        - Security                                                                                               date of 04/XX/2007.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1156486340 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC -   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 HELOC Brochure Not Provided Timely: Unable to determine compliance with timing        Application TestFederal Compliance - HELOC Fees Used For TestingFederal Compliance - TILA
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    HELOC - HELOC Brochure Not Provided TimelyFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 HELOC Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on    MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 any federal, state, and local high cost testing[B] Federal Compliance - Missing       amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9018906555 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right to Cancel MissingState Compliance - Pennsylvania                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     First Lien Late Charge Grace Period TestingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Pennsylvania First Lien     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10   or original loan amount, whichever applies.
                                                                                                                                                                                                                 days is less than the state minimum of 15 days.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
4206468798 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        (Missing Doc)   note of                                                                                  date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Addendum: Note  does not                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        P&I does not    correspond                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        calculated P&I: amount, loan                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      applies.
                                                                                                        Note P&I of ___ term, and                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        does not match  interest rate                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        of ___[B]                                                                                                Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        Closing / Title                                                                                          all parties whose ownership interest is or will be subject to the security interest.
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2732590970 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                                                        Title -         payment of                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        (Missing Doc)   $1582.40 does                                                                            03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Missing Note    not                                                                                      Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note  correspond                                                                               file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Missing
                                                                                                        P&I does not    with the loan                                                                            months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           amount, loan                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: term and                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ interest rate                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  on the loan.                                                                             to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
1338733587 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       applies.Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        match           with the loan                                                                            using an application date of 10/XX/2005 which is 1 months prior to consummation. A    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.
1252675983 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Disbursement Date MissingFederal Compliance - Notice of Right To Cancel Not
                                                                                                        (Missing Doc)                                                                                            11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   of a contract sales price or original loan amount, whichever applies.
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2779029703 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        and does not                                                                                             Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        contain the                                                                                              interest is or will be subject to the security interest.
                                                                                                        following
                                                                                                        clauses:: ___
6291733677 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   MissingFederal Compliance - Payoff Statement MissingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may     lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated      of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                 Disclosure due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9947220303 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
4594664350 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Maryland Late Charge Grace Period TestingFederal
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note  does not                                                                                 10 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing    TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        P&I does not    correspond                                                                               Initial Loan Application Test: No evidence of application date located in file.       Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        match           with the loan                                                                            Compliance tests were run using an application date of 12/XX/2005 which is 1 months   compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        calculated P&I: amount, loan                                                                             prior to consummation. A lookback was performed to determine this application         or original loan amount, whichever applies.
                                                                                                        Note P&I of ___ term, and                                                                                date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        does not match  interest rate                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Calculated P&I  on the loan.                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        of ___                                                                                                   to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
9630206384 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Non Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission Timing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2770000892 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7652935996 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___          DSI loan                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3296801310 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
5474157039 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    UTD        Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Security                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Final TIL not signed by
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine all required partiesClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6909966022 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2008 10/XX/2008   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 using an application date of 10/XX/2008 which is 1 months prior to consummation. A    tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    loan amount, whichever applies.
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2008.
2038578176 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationGeneral Appraisal Requirements - Due to lack
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   (Doc Error) Initial GFE not providedFederal Compliance - Incorrect Right To Cancel Form
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - Notice of Right To Cancel
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Not Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Date Less than 3 Business Days From Transaction DateFederal Compliance - Missing Initial
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4924144966 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL EstimatedFederal Compliance - TILA Notice of Right to                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Unable to determine under disclosure, this is a DSI loanFederal Compliance -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 using an application date of 01/XX/2008 which is 1 months prior to consummation. A    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $185,787.33 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $186,792.79 in the amount of $1,005.46.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2008.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final TIL Estimated: Final TIL
                                                                                                                                                                                                                 disclosure found in file had markings indicating one or more entries are estimates.
8956439258 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing      loan amount, whichever applies.
                                                                                                        Note P&I of ___ term, and                                                                                information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        does not match  interest rate                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Calculated P&I  on the loan                                                                              disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        of ___                                                                                                   date of 03/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6234631823 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)                                                                                            08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        calculated P&I:                                                                                          Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___                                                                                          signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                        does not match                                                                                           RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Calculated P&I                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
3226418658 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
4919973538 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure MissingFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     loan is a same lender refiFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                        Calculated P&I  on the loan.                                                                             Business Disclosure due to missing information.[B] Federal Compliance - RESPA
                                                                                                        of ___                                                                                                   Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
1971395872 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Compliance - Missing Initial Loan Application Test
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
3717496824 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
7048327556 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2005 which is 1 months   (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1809456789 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2005  3/XX/2005    UTD        Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  of Payments, and Projected Payments) testing was not performed, however loan is outside of (2020-02-20): Unable to   (2020-02-20): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement TILA SOL.Federal Compliance - Notice of Right to Cancel MissingState Compliance - Virginia procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   Tangible Net Benefit TestFederal Compliance - Missing Initial Loan Application No
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for     FeesFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  of a contract sales price or original loan amount, whichever applies.Miscellaneous
                                                                                                                                                                                                                 application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback   Compliance - (Doc Error) Initial GFE not providedMiscellaneous Compliance - Unable to
                                                                                                                                                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing     determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to  Primary.Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                 State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
4023299223 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingState Compliance - New York Late                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Charge Percent TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal months prior to consummation. A lookback was performed to determine this application  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 date.[B] State Compliance - New York Late Charge Percent Testing: New York Late       off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
6629726034 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Security                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   not provided
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
7398377854 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9522677775 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)                                                                                            02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
4110623564 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2524005373 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                           -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   partiesClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance results were generated using a defaulted value of Primary.Miscellaneous
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
8313126515 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Brochure Missing
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
2131649058 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A    FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2243448560 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    UTD        Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingMiscellaneous        (2020-02-14): Unable to   (2020-02-14): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - Unable to determine occupancy, compliance results were generated using a      procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   defaulted value of Primary.General Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for     value, compliance tests requiring an LTV were run off an assumed value of a contract sales compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: price or original loan amount, whichever applies.Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  Initial GFE not providedFederal Compliance - Missing Final HUD-1:  No Document Used For
                                                                                                                                                                                                                 application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback   Fee Testing
                                                                                                                                                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
9862469551 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        Security                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Disbursement Date MissingGeneral - Right to Cancel is missing borrower's
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     signature and signature date.
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4389634656 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Unable to determine if late charge exceeds state maximum due to missing               Transaction DateState Compliance - California Primary Residence Late Charge Percent
                                                                                                                                                                                                                 information.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in    TestingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal        refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA
                                                                                                                                                                                                                 Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act    HELOC - Important Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal      Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2004.
7071043585 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2001  7/XX/2001    Primary    Refinance Cash-out -          [C] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Missing Initial Loan Application TestClosing / Title - (Doc Error)    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           TIL Error: Borrower signature not dated.Federal Compliance - TILA Notice of Right to       (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                        (Missing Doc)                                                                                            applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA        procure.                  procure.
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Addendum: Note                                                                                           not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -
                                                                                                        P&I does not                                                                                             date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        match                                                                                                    Test: No evidence of application date located in file.  Compliance tests were run     providedClosing / Title - (Doc Error) TIL Error: Final TIL not signed by all required
                                                                                                        calculated P&I:                                                                                          using an application date of 07/XX/2001 which is 1 months prior to consummation. A    partiesFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee
                                                                                                        Note P&I of ___                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Testing
                                                                                                        does not match                                                                                           Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                        Calculated P&I                                                                                           Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        of ___[B]                                                                                                Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Closing / Title                                                                                          Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        - Security                                                                                               08/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        Instrument is                                                                                            08/XX/2001.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        not on a                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                        FNMA/FHLMC form                                                                                          on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9204674780 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Notice of Right To                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        (Missing Doc)                                                                                            03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5611144168 XXXXXXXXXX XXXXXXXXXX NC    9/XX/2002  8/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 09/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2002.
5479369441 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     HELOC - HELOC Brochure MissingGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 were run using an application date of 04/XX/2006 which is 1 months prior to           price or original loan amount, whichever applies.
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2006.
2652912395 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    UTD        Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        (Missing Doc)                                                                                            date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - Property Type Not         Days of ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                        Addendum: Note                                                                                           Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to lack of
                                                                                                        P&I does not                                                                                             residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        match                                                                                                    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                        calculated P&I:                                                                                          Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  Unable to determine occupancy, compliance results were generated using a defaulted value
                                                                                                        Note P&I of ___                                                                                          provided Affiliated Business Arrangement Disclosure to applicant within three         of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title
                                                                                                        does not match                                                                                           (XXXXXXXXXXX) business days of application due to missing information.[B] Federal     - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        Calculated P&I                                                                                           Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                        of ___[B]                                                                                                Signature Date. Unable to determine compliance with rescission timing
                                                                                                        Closing / Title                                                                                          requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        - Security                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        Instrument is                                                                                            all parties whose ownership interest is or will be subject to the security interest.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1448689172 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc Error) TIL Error:
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Borrower signature not dated.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6525792281 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2001  7/XX/2001    Primary    Refinance Cash-out -          [C] Lien -      The disclosed                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Missing         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -
                                                                                                        evidence of     note of                                                                                  date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        lien position   XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        on Other        does not                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           not provided
                                                                                                        Financing.:     correspond                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        -[C] Closing /  with the loan                                                                            Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                        Title -         amount, loan                                                                             Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        (Missing Doc)   term, and                                                                                Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        Missing Note    interest rate                                                                            Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        Addendum: Note  on the loan.                                                                             interest is or will be subject to the security interest.
                                                                                                        P&I does not
                                                                                                        match
                                                                                                        calculated P&I:
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___
5122089600 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     (Doc Error) Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Borrower
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     signature not dated.
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                 To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8197358333 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2010 6/XX/2010    Primary    Purchase                      [C] Government                               B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without CureFederal Compliance                                                                              -
                                                                                                        Documentation -                                                                                          did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - FHA Case       - RESPA Servicing Disclosure:  Servicing Disclosure Statement MissingFederal Compliance -
                                                                                                        FHA MIP Error                                                                                            Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor         RESPA Disclosure -  HUD Settlement Cost Booklet MissingFederal Compliance - RESPA (2010)
                                                                                                        (Borrower                                                                                                application date used as FHA case # assignment date for purposes of any applicable    Written Service Provider List MissingFederal Compliance - RESPA (2010) -  Initial Payment
                                                                                                        Paid)::                                                                                                  compliance testing.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last   on GFE InaccurateFederal Compliance - RESPA (2010) -  Interest Rate on GFE
                                                                                                        Calculated                                                                                               Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   InaccurateFederal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE
                                                                                                        Borrower paid                                                                                            Creditor Application Date and Transaction Date used to determine rate used for        InaccurateFederal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less
                                                                                                        FHA upfront                                                                                              testing.[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: than 10 DaysFederal Compliance - FHA Case Number Assignment Date MissingFederal Compliance
                                                                                                        premium of ___                                                                                           RESPA (XXXXXXXXXXX): 0% tolerance violation for 802 fee without evidence of           - (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure Missing
                                                                                                        does not match                                                                                           sufficient cure provided.[B] Federal Compliance - RESPA (2010) -   GFE Settlement
                                                                                                        the mortgage                                                                                             charges Good Thru Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide
                                                                                                        insurance                                                                                                minimum ten (XXXXXXXXXXX) business day availability for estimate of charges and terms
                                                                                                        premium                                                                                                  for all other settlement charges.[B] Federal Compliance - RESPA (2010) -  Existence
                                                                                                        collected on                                                                                             of Escrow Account on Final GFE Inaccurate: RESPA (XXXXXXXXXXX): Existence of escrow
                                                                                                        the HUD-1 of                                                                                             account disclosed on Final GFE does not match actual terms.[B] Federal Compliance -
                                                                                                        ___                                                                                                      RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (XXXXXXXXXXX): Interest Rate
                                                                                                                                                                                                                 on GFE does not match Note.[B] Federal Compliance - RESPA (2010) -  Initial Payment
                                                                                                                                                                                                                 on GFE Inaccurate: RESPA (XXXXXXXXXXX): Initial payment on GFE does not match actual
                                                                                                                                                                                                                 payment on loan.[B] Federal Compliance - RESPA (2010)   Written Service Provider List
                                                                                                                                                                                                                 Missing: RESPA (XXXXXXXXXXX):  Borrower not provided with list of service providers.[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet
                                                                                                                                                                                                                 Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                                                                                                                                                                                 Booklet.[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure
                                                                                                                                                                                                                 Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Servicing Disclosure Statement.
3763312884 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2013 9/XX/2013    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA   Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With CureFederal Compliance -                                                                               -
                                                                                                                                                                                                                 (XXXXXXXXXXX): 0% tolerance violation for 803 fee without evidence of sufficient cure RESPA (2010) -  Initial Payment on GFE InaccurateFederal Compliance - RESPA (2010) -  Loan
                                                                                                                                                                                                                 provided.[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru   Amount on Final GFE InaccurateFederal Compliance - RESPA (2010) -   GFE Settlement charges
                                                                                                                                                                                                                 Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum ten        Good Thru Date Less than 10 DaysFederal Compliance - RESPA (2010) - 0% Tolerance (Line
                                                                                                                                                                                                                 (XXXXXXXXXXX) business day availability for estimate of charges and terms for all     803) Without Cure
                                                                                                                                                                                                                 other settlement charges.[B] Federal Compliance - RESPA (2010) -  Loan Amount on
                                                                                                                                                                                                                 Final GFE Inaccurate: RESPA (XXXXXXXXXXX): Loan Amount on Final GFE does not match
                                                                                                                                                                                                                 Note.[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate:
                                                                                                                                                                                                                 RESPA (XXXXXXXXXXX): Initial payment on GFE does not match actual payment on loan.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA
                                                                                                                                                                                                                 (XXXXXXXXXXX): 0% tolerance violation for 801 fee with  evidence of cure provided on
                                                                                                                                                                                                                 Final HUD-1
9387730033 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2013  3/XX/2013    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not                                                                                    -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right to
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Cancel MissingFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2013 which is 1 months   Itemization of Amount Financed.Federal Compliance - TIL-MDIA - Initial TIL Not Provided
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         within 3 Business Days of ApplicationState Compliance - South Carolina Home Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]     ApplicationFederal Compliance - RESPA (2010) -  Initial Payment on GFE InaccurateFederal
                                                                                                                                                                                                                 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than Compliance - RESPA (2010) -  Loan Amount on Final GFE InaccurateFederal Compliance - RESPA
                                                                                                                                                                                                                 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum ten (XXXXXXXXXXX)         -  Initial GFE Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                                                                                                                                 business day availability for estimate of charges and terms for all other settlement  RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 DaysFederal Compliance charges.[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business  - Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Days of Application: Unable to determine compliance with timing requirements due to   DateFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] Federal Compliance - RESPA (2010) -  Loan
                                                                                                                                                                                                                 Amount on Final GFE Inaccurate: RESPA (XXXXXXXXXXX): Loan Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE
                                                                                                                                                                                                                 Inaccurate: RESPA (XXXXXXXXXXX): Initial payment on GFE does not match actual payment on loan.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing
                                                                                                                                                                                                                 Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $710,387.21 is underdisclosed from calculated Finance Charge of $710,549.29 in the amount of $162.08.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.[B] Federal Compliance - TIL-MDIA - Initial TIL Not
                                                                                                                                                                                                                 Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
4129258379 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2012 7/XX/2012    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less  Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement                                                                                        -
                                                                                                                                                                                                                 than 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum ten (XXXXXXXXXXX)    MissingFederal Compliance - RESPA (2010) -  Initial Payment on GFE InaccurateFederal
                                                                                                                                                                                                                 business day availability for estimate of charges and terms for all other settlement  Compliance - RESPA (2010) -  Loan Amount on Final GFE InaccurateFederal Compliance - RESPA
                                                                                                                                                                                                                 charges.[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: (2010) -   GFE Settlement charges Good Thru Date Less than 10 DaysFederal Compliance -
                                                                                                                                                                                                                 RESPA (XXXXXXXXXXX): Loan Amount on Final GFE does not match Note.[B] Federal         SAFE Act - Individual LO NMLS does not match NMLS
                                                                                                                                                                                                                 Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (XXXXXXXXXXX):
                                                                                                                                                                                                                 Initial payment on GFE does not match actual payment on loan.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.[B] Federal
                                                                                                                                                                                                                 Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair
                                                                                                                                                                                                                 Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
5859293407 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2012 11/XX/2012   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine source of under-disclosure due to missing                                                                                      -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     itemization of amount financed.Federal Compliance - TIL-MDIA - Initial TIL Not Provided
                                                                                                                                                                                                                 date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed  within 3 Business Days of ApplicationFederal Compliance - RESPA Servicing Disclosure:
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Servicing Disclosure Statement MissingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 the pay-off which may impact high cost findings.[B] Federal Compliance - (Missing     Compliance - RESPA (2010) -  Initial Payment on GFE InaccurateFederal Compliance - RESPA
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. (2010) -  Loan Amount on Final GFE InaccurateFederal Compliance - RESPA -  Initial GFE Not
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to    Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA (2010) -   GFE
                                                                                                                                                                                                                 determine rate used for testing.[B] Federal Compliance - RESPA (2010) -   GFE         Settlement charges Good Thru Date Less than 10 DaysFederal Compliance - SAFE Act - LO
                                                                                                                                                                                                                 Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does   Company NMLS license status not approvedFederal Compliance - SAFE Act - Individual LO not
                                                                                                                                                                                                                 not provide minimum ten (XXXXXXXXXXX) business day availability for estimate of       licensed at time of applicationFederal Compliance - SAFE Act - Individual LO NMLS license
                                                                                                                                                                                                                 charges and terms for all other settlement charges.[B] Federal Compliance - RESPA -   status not approvedFederal Compliance - SAFE Act - LO Company not licensed at time of
                                                                                                                                                                                                                 Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine   applicationFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA
                                                                                                                                                                                                                 (XXXXXXXXXXX): Loan Amount on Final GFE does not match Note.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (XXXXXXXXXXX): Initial
                                                                                                                                                                                                                 payment on GFE does not match actual payment on loan.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                 RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                 Statement.[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.[B]
                                                                                                                                                                                                                 Federal Compliance - SAFE Act - Individual LO NMLS license status not approved:
                                                                                                                                                                                                                 Unable to test Individual Loan Originator license status due to missing information.[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.[B]
                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $215,505.63 is underdisclosed from calculated Finance Charge of $215,974.79 in the amount of $469.16.[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within
                                                                                                                                                                                                                 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7795998554 XXXXXXXXXX XXXXXXXXXX CO    3/XX/2013  1/XX/2013    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003State Compliance -                                                                                   -
                                                                                                                                                                                                                 Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance  Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)Federal Compliance
                                                                                                                                                                                                                 Notice.[B] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003:       - RESPA Servicing Disclosure:  Servicing Disclosure Statement MissingFederal Compliance -
                                                                                                                                                                                                                 Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is   FACTA Disclosure MissingFederal Compliance - TIL-MDIA - Initial TIL MissingFederal
                                                                                                                                                                                                                 not clearly displayed on loan application.[B] Federal Compliance - FACTA Disclosure   Compliance - RESPA (2010) -  Initial Payment on GFE InaccurateFederal Compliance - RESPA
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           (2010) -  Loan Amount on Final GFE InaccurateFederal Compliance - RESPA (2010) -  Interest
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Rate on GFE InaccurateFederal Compliance - RESPA (2010) -   GFE Settlement charges Good
                                                                                                                                                                                                                 Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor    Thru Date Less than 10 DaysFederal Compliance - SAFE Act - NMLS Info Not in FileFederal
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]     Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than
                                                                                                                                                                                                                 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum ten (XXXXXXXXXXX)
                                                                                                                                                                                                                 business day availability for estimate of charges and terms for all other settlement charges.[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate:
                                                                                                                                                                                                                 RESPA (XXXXXXXXXXX): Interest Rate on GFE does not match Note.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (XXXXXXXXXXX): Loan
                                                                                                                                                                                                                 Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -
                                                                                                                                                                                                                 Initial Payment on GFE Inaccurate: RESPA (XXXXXXXXXXX): Initial payment on GFE does not match actual payment on loan.[B] Federal Compliance - RESPA Servicing Disclosure:
                                                                                                                                                                                                                 Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Servicing Disclosure Statement.[B] Federal Compliance - SAFE Act - NMLS
                                                                                                                                                                                                                 Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR
                                                                                                                                                                                                                 information not present on loan application.[B] Federal Compliance - TIL-MDIA -
                                                                                                                                                                                                                 Initial TIL Missing: Truth in Lending Act (XXXXXXXXXXX): Initial TIL was not provided to the borrower.
2764075764 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2011  5/XX/2011    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less  Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet MissingFederal                                                                                     -
                                                                                                                                                                                                                 than 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum ten (XXXXXXXXXXX)    Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
                                                                                                                                                                                                                 business day availability for estimate of charges and terms for all other settlement charges.[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet
                                                                                                                                                                                                                 Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
8586270569 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4492235018 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
8909500357 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
6860714006 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A    Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7942649430 XXXXXXXXXX XXXXXXXXXX AR    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A    Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
3964141942 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A    not providedMiscellaneous Compliance - Prepayment Penalty Discrepancy
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD
                                                                                                                                                                                                                 indicates loan has PPP, however file does not contain prepayment penalty addendum.
                                                                                                                                                                                                                 Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
4171038492 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
6945994461 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
6166751286 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    3 Business Days From Transaction DateState Compliance - Illinois Prepayment PenaltyFederal
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): Maximum       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 prepay  allowed on a loan with an interest rate less than 8% is 6 months interest     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 calculated on 80% of the original balance. ($4,098.20].  Loan contracts for maximum   Test
                                                                                                                                                                                                                 calculated prepay of $5,122.75, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
1475544068 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
7780127987 XXXXXXXXXX XXXXXXXXXX ID    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Idaho Prepayment PenaltyState Compliance - Idaho Residential Mortgage
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Practices Act (Rate Lock Agreement Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Idaho Residential Mortgage Practices   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act:     ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Rate Lock-In/Float Disclosure not provided to borrower.[B] State Compliance - Idaho   lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
2764243416 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2412365112 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Illinois Prepayment Penalty: Illinois  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): Maximum prepay  allowed on a loan with an interest  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided rate less than 8% is 6 months interest calculated on 80% of the original balance.
                                                                                                                                                                                                                 ($8,974.40].  Loan contracts for maximum calculated prepay of $11,218.00, which exceeds max allowable.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.
2413457638 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - utdState Compliance - okFederal Compliance - signed 4/16/07Federal                                                                                 -
                                                                          Other                                                                                                                                  Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Compliance - ok
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
9831083754 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
6500595974 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7994188121 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A    not providedMiscellaneous Compliance - Prepayment Penalty Discrepancy
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD
                                                                                                                                                                                                                 indicates loan has PPP, however file does not contain prepayment penalty addendum.
                                                                                                                                                                                                                 Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
7691954493 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateState Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Illinois Prepayment Penalty: Illinois  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): Maximum prepay  allowed on a loan with an interest  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 rate less than 8% is 6 months interest calculated on 80% of the original balance.     MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 ($6,619.60].  Loan contracts for maximum calculated prepay of $9,655.44, which        Initial GFE not provided
                                                                                                                                                                                                                 exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
3378991983 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months   (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7475855631 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A    Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
3349885307 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months   Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4651927258 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7487331909 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
2766609971 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Standard Prepayment Penalty SMLAState Compliance -
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)State
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Mortgage Loan Information Document Not Retained by Lender)State Compliance - Ohio Consumer
                                                                                                                                                                                                                 using an application date of 02/XX/2007 which is 1 months prior to consummation. A    Sales Practices Act (Ability to Repay not Verified)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - Ohio Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales     ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Practices Act:  Borrower's ability to repay not verified with reliable                lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 documentation.[B] State Compliance - Ohio Consumer Sales Practices Act                Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous
                                                                                                                                                                                                                 (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                 Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                 TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2007.
7614686866 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3560040159 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
2813210736 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)                                                                                     -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.                                        Initial GFE not provided
8207021576 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
9451041773 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
9180934289 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
6518379655 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - GFE provided but not dated.Federal Compliance - TILA Rescission                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Property Type Not ProvidedFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
4941573031 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 12/XX/2006 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
2340922209 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 11/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Initial GFE not provided
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5357946117 XXXXXXXXXX XXXXXXXXXX ID    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  (Doc Error) Initial GFE not providedState Compliance - Idaho Prepayment PenaltyState
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Idaho Residential Mortgage Practices   Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act:     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Rate Lock-In/Float Disclosure not provided to borrower.[B] State Compliance - Idaho   Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.
3959303748 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3063087829 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
7048505808 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - The disbursement date was missing from the HUD-1.Federal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 using an application date of 10/XX/2006 which is 1 months prior to consummation. A    Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
2337026169 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance - Ohio                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - Ohio Standard    Standard Prepayment Penalty SMLAFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.
7488139627 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - RESPA                                                                                      -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2006 which is 1 months   Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         not provided
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4805766055 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
2974561994 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2006 which is 1 months   Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7147754078 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Ohio Alternate Prepayment Penalty SMLA TestFederal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (XXXXXXXXXXX)[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
7107903650 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Amount Financed.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 using an application date of 08/XX/2006 which is 1 months prior to consummation. A    Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $237,678.40 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $237,732.96 in the amount of $54.56.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2006.
2467920316 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as      Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 application date of 07/XX/2006 which is 1 months prior to consummation. A lookback    Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 was performed to determine this application date.[B] Federal Compliance - (Missing    not provided
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
5679185958 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2006 which is 1 months   Initial Loan Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
3362378448 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 using an application date of 07/XX/2006 which is 1 months prior to consummation. A    Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
8618653246 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
1068190267 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 07/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Initial GFE not provided
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4530747017 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2006 which is 1 months   (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1510718782 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A    Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7110716503 XXXXXXXXXX XXXXXXXXXX WI    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Wisconsin Prepayment PenaltyFederal Compliance - (Missing Data) Unable                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   to determine if loan is a same lender refiFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A    Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $6,818.27, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
6948659602 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
4637782138 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.
3414667975 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as      Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2006 which is 1 months prior to     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing consummation. A lookback was performed to determine this application date.[B] Federal Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
2516580952 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1113254808 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      Compliance - Connecticut Prepayment Penalty TestFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2006.
6173878759 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 05/XX/2006 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
5873969706 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Notice Not ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Michigan Consumer Mortgage Protection  Bill of Rights Disclosure Not Provided)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.[B]      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home       Initial GFE not provided
                                                                                                                                                                                                                 Ownership Counseling Notice not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                 Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2006.
4573896523 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
9864271719 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 05/XX/2006 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
8424463463 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Days of ApplicationFederal Compliance - FACTA Disclosure MissingState Compliance - South
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2006 which is 1 months   Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - TILA
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2006.
1362737420 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2006 which is 1 months   Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1348486512 XXXXXXXXXX XXXXXXXXXX WI    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Initial GFE not provided
                                                                                                                                                                                                                 using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.
1128539183 XXXXXXXXXX XXXXXXXXXX TN    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateState Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Tennessee Prepayment Penalty TestFederal Compliance - (Missing Data) Unable to determine
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     if loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 using an application date of 04/XX/2006 which is 1 months prior to consummation. A    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee
                                                                                                                                                                                                                 Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the
                                                                                                                                                                                                                 Note in bold language separated from other language by bold dividing lines.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.
1322220900 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2006.
5438349183 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        refiFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       RefinanceMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2006 which is 1 months   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9593350243 XXXXXXXXXX XXXXXXXXXX MO    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2006.
5707135634 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Pennsylvania Prepayment Penalty Banking CodeFederal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Affiliated Business Arrangement DisclosureFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 using an application date of 03/XX/2006 which is 1 months prior to consummation. A    determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Disclosure Missing not able to be determined. Unable to determine if correct TILA rescission form was used.[B] State Compliance - Pennsylvania Prepayment Penalty Banking Code:
                                                                                                                                                                                                                 Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
4058953018 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Miscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance -                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Connecticut Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
2330257816 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Maryland Prepayment Penalty Test:      Days From Transaction DateState Compliance - Maryland Prepayment Penalty TestFederal
                                                                                                                                                                                                                 Maryland Prepayment Penalty: Maximum calculated prepay of $2,161.75 exceeds the state Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 maximum of 2 months interest calculated on 2/3 of the original balance                Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan Application Test: No      determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 application date of 02/XX/2006 which is 1 months prior to consummation. A lookback    Disclosure Missing
                                                                                                                                                                                                                 was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7835406574 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.
8646842960 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 02/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Initial GFE not provided
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
2338177617 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 02/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7437972769 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2006.
9711490933 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  From Transaction DateState Compliance - Ohio Alternate Prepayment Penalty SMLA TestFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (XXXXXXXXXXX)[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.
4102834026 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 02/XX/2006 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.
4398155074 XXXXXXXXXX XXXXXXXXXX MO    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2006.
9673102753 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed  refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           off an assumed value of a contract sales price or original loan amount, whichever determined. Unable to determine if correct TILA rescission form was used.[B] Federal  applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Loan Application Test
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used
                                                                                                                                                                                                                 on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3612940617 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 10/XX/2004 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
3449448232 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $1,881.04 does not correspond with the                                                                                -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Closing / Title - (Doc Error) TIL
                                                                                                        (Missing Doc)                                                                                            08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Error: Borrower signature not dated.Federal Compliance - Notice of Right To Cancel Not
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Less than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing   Requirements - Appraisal fee was charged but no proof of appraisal or value was in file.
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $129,240.57 is underdisclosed from calculated Finance Charge of $129,731.80 in the amount of $491.23.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
3579977275 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1281561270 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8643153130 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)                                                                                            08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2008 which is 1   Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        Instrument is                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        not on a                                                                                                 requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC form                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        and does not                                                                                             disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        contain the                                                                                              date of 08/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        following                                                                                                All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        clauses:: ___                                                                                            by all parties whose ownership interest is or will be subject to the security interest.
9153714679 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - TILA
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - New York Late Charge Percent TestingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 date.[B] State Compliance - New York Late Charge Percent Testing: New York Late       Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]      DateMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and        Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor            off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
6473406913 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7582498036 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Under disclosure is both fee and payment related.  TIL itemization                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   does not include an attorney's fee of $1218 in the prepaid amount financed.   Disclosed
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  payment on Note of $1686.75 does not correspond with the loan amount, loan term, and
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       interest rate on the loan.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 using an application date of 12/XX/2005 which is 1 months prior to consummation. A    Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  MissingFederal Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due
                                                                                                                                                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three         to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal     value of a contract sales price or original loan amount, whichever applies.Miscellaneous
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $344,223.31 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $346,741.09 in the amount of $2,517.78.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6791057245 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     missing Itemization of Amount Financed.Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   not providedFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  equal to Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission   Missing
                                                                                                                                                                                                                 timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,184.30 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $258,458.67 in the amount of
                                                                                                                                                                                                                 $274.37.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3476976374 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        (Missing Doc)                                                                                            11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        and does not                                                                                             Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        contain the                                                                                              interest is or will be subject to the security interest.
                                                                                                        following
                                                                                                        clauses:: ___
4162656676 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)                                                                                            date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        P&I does not                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I:                                                                                          business days of application due to missing information.
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___
4655519526 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2003  3/XX/2003    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        (Missing Doc)                                                                                            04/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 03/XX/2003 which is 1   applies.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                        does not match                                                                                           Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Calculated P&I                                                                                           Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days from transaction date of 04/XX/2003.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5960015208 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
6824489757 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Payment stream under disclosure is due to daily
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      simple interest.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $450,593.62 is underdisclosed from calculated Finance Charge of $450,877.39 in the amount of $283.77.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8659409313 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                        (Missing Doc)                                                                                            06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7753728604 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Signature on Affiliated Business Arrangement DisclosureFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance - Payoff
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may     not provided
                                                                                                                                                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                 Disclosure due to missing information.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3575883938 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
4180590349 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    UTD        Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TIL Itemization did not disclose the
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     attorney's fee of $1005 as a prepaid finance charge.Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  ApplicationFederal Compliance - Disbursement Date MissingFederal Compliance - Notice of
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   Application TestMiscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        results were generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission   Error) Initial GFE not provided
                                                                                                                                                                                                                 timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,416.20 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $244,480.16 in the amount of
                                                                                                                                                                                                                 $4,063.96.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3540532158 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as      Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                        (Missing Doc)                                                                                            disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Refinance (Third Circuit)Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Missing Note                                                                                             Loan Application Test: No evidence of application date located in file.  Compliance   than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission Timing
                                                                                                        Addendum: Note                                                                                           tests were run using an application date of 05/XX/2007 which is 1 months prior to     - Receipt Date MissingFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                        P&I does not                                                                                             consummation. A lookback was performed to determine this application date.[B] Federal Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        match                                                                                                    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        calculated P&I:                                                                                          Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Note P&I of ___                                                                                          determine if Creditor provided Affiliated Business Arrangement Disclosure to          Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        does not match                                                                                           applicant within three (XXXXXXXXXXX) business days of application due to missing      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as   of a contract sales price or original loan amount, whichever applies.
                                                                                                        of ___[B]                                                                                                Transaction Date: Unable to conclusively determine date of consummation. Note date
                                                                                                        Closing / Title                                                                                          used as transaction date for purposes of determining compliance with rescission
                                                                                                        - Security                                                                                               timing requirements[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        not on a                                                                                                 timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        FNMA/FHLMC form                                                                                          than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 06/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                        following                                                                                                Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                        clauses:: ___                                                                                            Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1041129820 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2525589388 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  - Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance -
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:   DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Unable to test Affiliated Business Disclosure due to missing information.[B] Federal  Disclosure MissingFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        following                                                                                                Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement same lender refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2541662373 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2003  12/XX/2002   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 01/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2002 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Right of Rescission Timing - Receipt Date MissingFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1029396628 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2003  2/XX/2003    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            03/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 02/XX/2003 which is 1   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission    amount, whichever applies.
                                                                                                        does not match                                                                                           Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine
                                                                                                        Calculated P&I                                                                                           compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        of ___                                                                                                   Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3593100521 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                        clauses:: ___                                                                                            Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6616687795 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5019043266 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
2612269972 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        does not match  interest rate                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        Calculated P&I  on the loan.                                                                             Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                        of ___          Due to DSI                                                                               Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9582449918 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Error) TIL Error: Borrower signature not dated.Federal Compliance - RESPA Disclosure -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5402287614 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1496002435 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5493818631 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         payment of                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   $1601.05 does                                                                            03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Missing Note    not                                                                                      Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Addendum: Note  correspond                                                                               file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        P&I does not    with the loan                                                                            months prior to consummation. A lookback was performed to determine this application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           amount, loan                                                                             date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I: term and                                                                                 Type. If property type is other than single family residence, state and federal       Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        Note P&I of ___ interest rate                                                                            testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        (Doc Error) Initial GFE not providedApplication / Processing - Missing Document: Missing
                                                                                                        does not match  on the loan.                                                                             Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Lender's Initial 1003
                                                                                                        Calculated P&I                                                                                           RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___[B]                                                                                                Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        Closing / Title                                                                                          application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                        - Security                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Instrument is                                                                                            Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                        not on a                                                                                                 business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of
                                                                                                        FNMA/FHLMC form                                                                                          Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                        and does not                                                                                             Right to Cancel was not signed by all parties whose ownership interest is or will be
                                                                                                        contain the                                                                                              subject to the security interest.
                                                                                                        following
                                                                                                        clauses:: ___
3066292312 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Notice of Right To                                                                                    -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Cancel Not Provided to All Required PartiesFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)                                                                                            Initial Loan Application Test: No evidence of application date located in file.       Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Missing Note                                                                                             Compliance tests were run using an application date of 08/XX/2007 which is 1 months
                                                                                                        Addendum: Note                                                                                           prior to consummation. A lookback was performed to determine this application
                                                                                                        P&I does not                                                                                             date.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        match                                                                                                    Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all
                                                                                                        calculated P&I:                                                                                          parties whose ownership interest is or will be subject to the security interest.
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___
8744519105 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
7109023280 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                        match           with the loan                                                                            using an application date of 02/XX/2008 which is 1 months prior to consummation. A
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.
1423150098 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2008  7/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   The payment                  B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                        Title -         is showing a                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   difference of                                                                            08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    $9.83. No                                                                                Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  reason can be                                                                            file.  Compliance tests were run using an application date of 07/XX/2008 which is 1   PartiesFederal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                        P&I does not    found except                                                                             months prior to consummation. A lookback was performed to determine this application  Lender Refinance (Third Circuit)Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        match           that                                                                                     date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Less than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission
                                                                                                        calculated P&I: borrower's                                                                               Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing      Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        Note P&I of ___ payment went                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        TestFederal Compliance - Disbursement Date MissingFederal Compliance - Date of disclosure
                                                                                                        does not match  out higher                                                                               Missing: Missing RTC Signature Date. Unable to determine compliance with rescission   missing
                                                                                                        Calculated P&I  then it                                                                                  timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        of ___[B]       should                                                                                   than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        Closing / Title have.The                                                                                 transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from
                                                                                                        - Security      initial and                                                                              transaction date of 08/XX/2008.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                        Instrument is   final 1003s                                                                              Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                        not on a        are missing                                                                              Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for
                                                                                                        FNMA/FHLMC form from this                                                                                a refinancing by the same creditor. The H-8 form was used, the H-9 form should have
                                                                                                        and does not    file.There is                                                                            been used.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        contain the     no evidence                                                                              Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        following       of title for                                                                             all parties whose ownership interest is or will be subject to the security interest.
                                                                                                        clauses:: ___   this loan
                                                                                                                        transaction
                                                                                                                        in the file.
9758448319 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           appraised value, compliance tests requiring an LTV were run off an assumed value of a determined. Unable to determine if correct TILA rescission form was used.[B] Federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3269937545 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Notice of Right To                                                                                    -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Cancel Not Provided to All Required PartiesFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)                                                                                            Initial Loan Application Test: No evidence of application date located in file.       Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Missing Note                                                                                             Compliance tests were run using an application date of 08/XX/2007 which is 1 months
                                                                                                        Addendum: Note                                                                                           prior to consummation. A lookback was performed to determine this application
                                                                                                        P&I does not                                                                                             date.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        match                                                                                                    Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all
                                                                                                        calculated P&I:                                                                                          parties whose ownership interest is or will be subject to the security interest.
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___
2478463363 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2008  6/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not                                                                                       -
                                                                                                                                                                                                                 Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance  Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Notice.[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement:      Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs    Initial Loan Application TestFederal Compliance - Costs and Fees Not Disclosed In HELOC
                                                                                                                                                                                                                 and Fees at Account opening. Unable to validate accuracy of and compliance with fee   AgreementFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 disclosure requirements.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8640088605 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
7534662560 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Virginia Tangible Net Benefit TestFederal Compliance -
                                                                                                                                                                                                                 03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2005 which is 1   TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2005.[B] State Compliance - Virginia Tangible Net Benefit Test:
                                                                                                                                                                                                                 Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (XXXXXXXXXXX) months without a tangible net benefit to the borrower due to missing prior loan information.
6048336805 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    UTD        Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Unable to determine occupancy, compliance results were generated using a
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      defaulted value of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9920863805 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        match           with the loan                                                                            using an application date of 12/XX/2006 which is 1 months prior to consummation. A    off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                        does not match  interest rate                                                                            Affiliated Business Disclosure due to missing information.[B] Federal Compliance -
                                                                                                        Calculated P&I  on the loan.                                                                             TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        of ___                                                                                                   Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
7734507712 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7461263211 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - Right of Rescission Timing - Receipt Date MissingGeneral Appraisal
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007    From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.       Business Arrangement Disclosure MissingFederal Compliance - (Missing Data) Unable to
                                                                                                        following                                                                                                Compliance tests were run using an application date of 01/XX/2007 which is 1 months   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application         Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3170170330 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Notice of Right To                                                                                   -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - (Missing Data) Last Rate Set DateMiscellaneous Compliance - (Doc
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                        calculated P&I: amount, loan                                                                             and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor        value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                        Note P&I of ___ term, and                                                                                Application Date and Transaction Date used to determine rate used for testing.[B]     price or original loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Calculated P&I  on the loan.                                                                             Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        of ___                                                                                                   determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6612799739 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        (Missing Doc)                                                                                            date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed  Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Addendum: Note                                                                                           Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not                                                                                             Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        match                                                                                                    Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            DisclosureFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        calculated P&I:                                                                                          Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Note P&I of ___                                                                                          Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        does not match                                                                                           Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of       of a contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I                                                                                           application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                        of ___                                                                                                   Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2005.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8383354455 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment of                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingState Compliance - New York
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Late Charge Percent TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - New York Late Charge Percent Testing: New York Late       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]      Missing
                                                                                                        Note P&I of ___ term, and                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        Calculated P&I  on the loan.                                                                             determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        of ___                                                                                                   applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
6793249143 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
3896475994 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1481693618 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 using an application date of 02/XX/2007 which is 1 months prior to consummation. A    contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
6216121812 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6441801974 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     lender refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   - Virginia Tangible Net Benefit TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Missing
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] State Compliance -
                                                                                                                                                                                                                 Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
1488157708 XXXXXXXXXX XXXXXXXXXX NC    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
3406713650 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   refiFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 01/XX/2007   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8363434420 XXXXXXXXXX XXXXXXXXXX IN    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
5017220909 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
3467534929 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 10/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
9641423922 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Threshold)State Compliance - Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Licensing Act (Ability to Repay not Verified)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Minnesota Residential Mortgage         Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Residential Mortgage Originator and Servicer Licensing Act: File does not contain     Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingApplication /
                                                                                                                                                                                                                 evidence that analysis of borrower's ability to repay was performed based on verified Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                 income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.[B] State Compliance - (State HPML)
                                                                                                                                                                                                                 Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on
                                                                                                                                                                                                                 subject loan of 9.42971% or Final Disclosure APR of 9.44000% is in excess of allowable threshold of USTreasury 4.6500% + 3%, or 7.65000%.  Compliant Subprime
                                                                                                                                                                                                                 Loan.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
2257130228 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
3029107734 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                 TIL was not provided to the borrower by closing.
2542204306 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
1923072682 XXXXXXXXXX XXXXXXXXXX NV    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - CHARM
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Booklet Disclosure StatusFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA
                                                                                                        contain the                                                                                              Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        following                                                                                                in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
7661916698 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Transaction DateState Compliance - Connecticut Prepayment Penalty TestFederal Compliance -
                                                                                                        (Missing Doc)                                                                                            Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Missing Note                                                                                             prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note                                                                                           Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        P&I does not                                                                                             not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement Missing
                                                                                                        match                                                                                                    date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                        calculated P&I:                                                                                          Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                        Note P&I of ___                                                                                          Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        does not match                                                                                           located in file.  Compliance tests were run using an application date of 10/XX/2006
                                                                                                        Calculated P&I                                                                                           which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        of ___                                                                                                   application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.
6474523501 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   MissingApplication / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
9587782268 XXXXXXXXXX XXXXXXXXXX AZ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 11/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
3302894056 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4394061279 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
5138688567 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 10/XX/2007.
                                                                                                        following
                                                                                                        clauses:: ___
7193247980 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - FACTA                                                                                      -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - Ohio Standard    Disclosure Missing
                                                                                                                                                                                                                 Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.
4779602518 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date of   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TestFederal Compliance - Disbursement Date MissingApplication / Processing - Missing
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Document: Missing Lender's Initial 1003
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 07/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
3029631450 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
6416550658 XXXXXXXXXX XXXXXXXXXX ID    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusState Compliance - Idaho Prepayment PenaltyState Compliance
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)Federal
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance - Idaho
                                                                                                                                                                                                                 Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho
                                                                                                                                                                                                                 Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:
                                                                                                                                                                                                                 Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
2231828448 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Missing Note                                                                                             three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Addendum: Note                                                                                           Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        P&I does not                                                                                             Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - ARM Disclosure
                                                                                                        match                                                                                                    borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date        Compliant TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I:                                                                                          Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Note P&I of ___                                                                                          Date of 03/XX/2006 used as disbursement date for compliance testing.[B] Federal       Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match                                                                                           Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        Calculated P&I                                                                                           located in file.  Compliance tests were run using an application date of 02/XX/2006
                                                                                                        of ___                                                                                                   which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2006.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6865318948 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      applies.
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
8518265509 XXXXXXXXXX XXXXXXXXXX ND    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  CHARM Booklet Disclosure StatusState Compliance - North Dakota Prepayment PenaltyFederal
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - North Dakota Prepayment
                                                                                                                                                                                                                 Penalty: North Dakota Prepayment Penalty:  Loan contains prepayment penalty which was not disclosed separately to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
4706142446 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2005.
3281606243 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance         StatusFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
9258405884 XXXXXXXXXX XXXXXXXXXX WA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.
6457448556 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
8268039332 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   TestFederal Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Rate Set Date date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing: Unable to test Affiliated Business Disclosure due to missing information.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2007.
4597191742 XXXXXXXXXX XXXXXXXXXX UT    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        StatusFederal Compliance - ARM Disclosure Status TestState Compliance - Utah Late Charge
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008    Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2008 which is 1 months   Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah
                                                                                                                                                                                                                 Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
6081116752 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - FACTA Disclosure MissingFederal Compliance
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        and does not                                                                                             using an application date of 10/XX/2007 which is 1 months prior to consummation. A    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Missing
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2015.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4512209503 XXXXXXXXXX XXXXXXXXXX UT    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah Late
                                                                                                                                                                                                                 Charge: Note grace period of 7 days is less than the state minimum of 10 days.
2213951712 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
7969197726 XXXXXXXXXX XXXXXXXXXX CO    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  contract sales price or original loan amount, whichever applies.Federal Compliance - TILA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     - Final TIL MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
6726343924 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       ConsummationFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             using an application date of 12/XX/2006 which is 1 months prior to consummation. A    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
5256884661 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
6798428335 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
2267647222 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Disclosed payment on Note of $1394.00 does not correspond with the                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing loan amount, loan term, and interest rate on the loan.Federal Compliance - TILA Rescission
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Missing
                                                                                                                                                                                                                 02/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $309,951.65 is underdisclosed from calculated Finance Charge of $310,373.98 in the amount of $422.33.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2005.
4767908334 XXXXXXXXXX XXXXXXXXXX AZ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
8567166378 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2008.
2778577391 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
4694999740 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  1/XX/2005    UTD        Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Disclosed payment on Note of $1693.00 does not
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          correspond with the loan amount, loan term, and interest rate on the loan.Federal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing Data) Unable to
                                                                                                        not on a                                                                                                 Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance         determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Unable to determine occupancy, compliance results were generated using a defaulted value
                                                                                                        contain the                                                                                              date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed  of Primary.
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        clauses:: ___                                                                                            determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $344,250.52 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $345,882.14 in the amount of $1,631.62.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2005.
2497834737 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
3457443656 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     ARM Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
6571312847 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             using an application date of 03/XX/2007 which is 0 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
2048597022 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
7519404168 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007    Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
8252055393 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2006 which is 1 months   Application Test
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4207619984 XXXXXXXXXX XXXXXXXXXX MO    5/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Disbursement Date MissingGeneral
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.[B] Federal     applies.
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
8398712035 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007    Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
7700775073 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Alternate source used for application dateApplication /         REVIEWER - GENERAL                                                           -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Processing - Missing Document: Missing Lender's Initial 1003Federal Compliance - TILA      COMMENT (2020-02-28):
                                                                                                        Security                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] State Compliance -    Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState        Updated from: New York
                                                                                                        Instrument is                                                                                            New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Subprime Loan: APR on
                                                                                                        not on a                                                                                                 10 days is less than the state minimum of 15 days.[B] State Compliance - New York     Not Provided)State Compliance - New York Subprime Home Loan Threshold Fixed                subject loan of 12.43092%
                                                                                                        FNMA/FHLMC form                                                                                          Late Charge Percent Testing: New York Late Charge: Note late charge percent of        Non-CompliantState Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime   or Final Disclosure APR
                                                                                                        and does not                                                                                             5.00000% exceeds the state maximum of 2%.[B] State Compliance - (State HPML           Legend Not on Mortgage)State Compliance - (State HPML Disclosure) New York Subprime Loan   of 12.46000% is in excess
                                                                                                        contain the                                                                                              Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime  (Counseling Disclosure Not Provided)State Compliance - (State HPML Provision) New York     of allowable threshold of
                                                                                                        following                                                                                                Loan:  Borrower's ability to repay not verified with reliable documentation.[B] State Subprime Loan (Ability to Repay not Verified)State Compliance - New York Late Charge       Prime Mortgage Market
                                                                                                        clauses:: ___                                                                                            Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure    Percent TestingState Compliance - New York Late Charge Grace Period TestingFederal         Rate 6.13000 + 1.75%, or
                                                                                                                                                                                                                 Not Provided): New York Subprime Loan: Counseling Disclosure not provided to          Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set    7.88000%.  Non-Compliant
                                                                                                                                                                                                                 borrower.[B] State Compliance - (State HPML Disclosure) New York Subprime Loan        Date                                                                                       SubPrime Loan.
                                                                                                                                                                                                                 (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking
                                                                                                                                                                                                                 Law.[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant:
                                                                                                                                                                                                                 New York Subprime Loan: APR on subject loan of 12.43092% or Final Disclosure APR of
                                                                                                                                                                                                                 12.46000% is in excess of allowable threshold of Prime Mortgage Market Rate 5.83000 +
                                                                                                                                                                                                                 1.75%, or 7.58000%.  Non-Compliant SubPrime Loan.[B] State Compliance - (State HPML
                                                                                                                                                                                                                 Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New
                                                                                                                                                                                                                 York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last
                                                                                                                                                                                                                 Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.
2616795942 XXXXXXXXXX XXXXXXXXXX IA    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Iowa Prepayment PenaltyFederal Compliance - RESPA
                                                                                                        Security                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] State Compliance -    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not         Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 permitted per state law.  Prepay language states prepay will not exceed maximum       Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        contain the                                                                                              using an application date of 08/XX/2008 which is 1 months prior to consummation. A
                                                                                                        following                                                                                                lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2008.
2964200987 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          ApplicationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
3978229855 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
1207946615 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestClosing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       required partiesClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     dated.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Arrangement DisclosureFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
7787492989 XXXXXXXXXX XXXXXXXXXX NM    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   Compliance - (Missing Data) Last Rate Set Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                        contain the                                                                                              and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                        following                                                                                                Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                        clauses:: ___                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
6097480748 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Status
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
4203955089 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
3726399805 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Refinance (Third Circuit)Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   FACTA Disclosure Missing
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                 Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
6176225645 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
8083443760 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Unable to determine under disclosure, it appears lender used an index                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        lower than available within look back. Lowest index within look back is 5.75%Federal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $408,628.46 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $410,107.72 in the amount of
                                                                                                                                                                                                                 $1,479.26.
5279708803 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA
                                                                                                        (Missing Doc)                                                                                            Initial Loan Application Test: No evidence of application date located in file.       Disclosure Missing
                                                                                                        Missing Note                                                                                             Compliance tests were run using an application date of 02/XX/2007 which is 1 months
                                                                                                        Addendum: Note                                                                                           prior to consummation. A lookback was performed to determine this application
                                                                                                        P&I does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        match                                                                                                    lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        calculated P&I:                                                                                          correct TILA rescission form was used.
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5179660116 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5097815648 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  0.125%Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        and does not                                                                                             using an application date of 02/XX/2007 which is 1 months prior to consummation. A    Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL APR
                                                                                                                                                                                                                 Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 8.36000% is underdisclosed from calculated APR of 8.63006% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
7544412130 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
3483706299 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 02/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2006.
9228354949 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2007.
5318625616 XXXXXXXXXX XXXXXXXXXX WI    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - Wisconsin
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance         Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] State Compliance - Wisconsin Prepayment Penalty ARM Test:
                                                                                                                                                                                                                 Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.
7294428725 XXXXXXXXXX XXXXXXXXXX AL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
2365320086 XXXXXXXXXX XXXXXXXXXX MT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
3962214235 XXXXXXXXXX XXXXXXXXXX NM    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
3051620253 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
5919695704 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Final til payment stream does not match note terms. The TIL                                                                                        -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Itemization did not disclose a recording service fee of $34 as a prepaid finance
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          charge.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance         Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Initial Loan Application TestFederal Compliance - Disbursement Date MissingClosing / Title
                                                                                                        contain the                                                                                              date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed  - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $622,783.83 is underdisclosed from calculated Finance Charge of $623,675.40 in the amount of $891.57.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7267984489 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA Rescission -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2006.
6560146485 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Security                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - (Missing Data) Unable to determine
                                                                                                        FNMA/FHLMC form                                                                                          if loan is a same lender refi: Original Lender was not able to be determined. Unable
                                                                                                        and does not                                                                                             to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                        contain the                                                                                              Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        following                                                                                                in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
5047195838 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 04/XX/2008.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5839679550 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
1377633329 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Compliant TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007    Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
9226310402 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure due to payment stream issue due to
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Final TIL set up as straight fixed loan and note is an arm. Missing TIL Itemization to
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  verify fees.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance         Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,557.70 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $321,977.51 in the amount of
                                                                                                                                                                                                                 $419.81.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2003.
1753826403 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
3972332509 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure due to payment stream issue. The
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          payment stream does not match the note with the til based on a fixed payment and the note
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  is an arm.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance         Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $578,934.32 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $598,815.56 in the amount of
                                                                                                                                                                                                                 $19,881.24.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2005.
6440339060 XXXXXXXXXX XXXXXXXXXX DE    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA                                                                                     -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
2324544192 XXXXXXXXXX XXXXXXXXXX LA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
7524831335 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9905719976 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        and does not                                                                                             Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        following                                                                                                of application date located in file.  Compliance tests were run using an application
                                                                                                        clauses:: ___                                                                                            date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2007.
6280069210 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -          [B] Closing /                                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   Late Charge
                                                                          Debt Consolidation            Title -                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance         Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       MissingState Compliance - 10 day grace period is less than 15 day minimum per state of New
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Jersey
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 11/XX/2008 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2009.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3639383622 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 11/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 10/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2008.
3838589282 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Notice of Right to                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - RESPA
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 03/XX/2008 which is 1 months   Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2534261889 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.
7895631118 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 using an application date of 01/XX/2007 which is 1 months prior to consummation. A    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6656133743 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 03/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2006.
4876498368 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        (Missing Doc)                                                                                            CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Missing Note                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note                                                                                           Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not                                                                                             disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        match                                                                                                    used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                        calculated P&I:                                                                                          Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        Note P&I of ___                                                                                          Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                        does not match                                                                                           evidence of application date located in file.  Compliance tests were run using an
                                                                                                        Calculated P&I                                                                                           application date of 05/XX/2007 which is 1 months prior to consummation. A lookback
                                                                                                        of ___[B]                                                                                                was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                        Closing / Title                                                                                          Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        - Security                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Instrument is                                                                                            provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        and does not                                                                                             Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        contain the                                                                                              06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        following                                                                                                06/XX/2007.
                                                                                                        clauses:: ___
8395517343 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
9863745918 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
8581396898 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Final TIL Missing: Missing Final TIL.
8555074759 XXXXXXXXXX XXXXXXXXXX NV    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Security                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 10/XX/2005.
                                                                                                        following
                                                                                                        clauses:: ___
4391107108 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure Missing
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
3694403271 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.
7009667161 XXXXXXXXXX XXXXXXXXXX MN    1/XX/2009  12/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestState Compliance - (State HPML) Minnesota Subprime (APR Exceeds
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Subprime Threshold)State Compliance - Minnesota Residential Mortgage Originator and
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Servicer Licensing Act (Counseling Requirement)State Compliance - Minnesota Residential
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance         penalty exceeding 2% of the unpaid principal balance of the loan.State Compliance -
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -         Prepayment Penalty)State Compliance - Minnesota Residential Mortgage Originator and
                                                                                                                                                                                                                 Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to      Servicer Licensing Act (Ability to Repay not Verified)Federal Compliance - RESPA
                                                                                                                                                                                                                 Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Act Borrower's ability to repay not verified with reliable documentation.[B] State    Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act     Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer     DateFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding
                                                                                                                                                                                                                 60 days interest on the unpaid principal balance.[B] State Compliance - Minnesota
                                                                                                                                                                                                                 Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.[B] State Compliance - Minnesota
                                                                                                                                                                                                                 Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement):
                                                                                                                                                                                                                 Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a
                                                                                                                                                                                                                 "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.[B] State Compliance -
                                                                                                                                                                                                                 (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime
                                                                                                                                                                                                                 Loan: APR on subject loan of 8.73565% or Final Disclosure APR of 8.76000% is in excess of allowable threshold of USTreasury 2.8600% + 3%, or 5.86000%.  Compliant
                                                                                                                                                                                                                 Subprime Loan.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2009.
1305668802 XXXXXXXXXX XXXXXXXXXX MT    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
7222119298 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    State Compliance - Connecticut Prepayment Penalty TestFederal Compliance - TILA Rescission                                                                              -
                                                                          Debt Consolidation                                                                                                                     Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      Unable to determine under disclosure due to missing itemization of amount financed.Federal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $515,166.25 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $515,282.75 in the amount of $116.50.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2007.
4791733277 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Notice of Right to                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - Incorrect
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 using an application date of 09/XX/2006 which is 1 months prior to consummation. A    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    amount, whichever applies.
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
4083131557 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure due to the required rounding factor of 0.125% on the                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     note, when the note rate is 7.64%.Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Less than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure StatusFederal Compliance - ARM Disclosure Status TestState Compliance -
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Pennsylvania Prepayment Penalty Banking CodeFederal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.       Disbursement Date Missing
                                                                                                        following                                                                                                Compliance tests were run using an application date of 07/XX/2003 which is 1 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Pennsylvania Prepayment Penalty Banking Code:
                                                                                                                                                                                                                 Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $492,665.06 is underdisclosed from calculated Finance Charge of $497,743.95 in the amount of $5,078.89.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2003.
7338642580 XXXXXXXXXX XXXXXXXXXX OR    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL Itemization did not disclose a Recording Service Fee of $81 in                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   prepaid finance charges.State Compliance - Oregon Prepayment Penalty Max PrepayFederal
                                                                                                        Security                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - FACTA Disclosure MissingFederal Compliance - (Missing Data)
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Unable to determine if loan is a same lender refiFederal Compliance - TILA Rescission -
                                                                                                        and does not                                                                                             using an application date of 03/XX/2007 which is 1 months prior to consummation. A    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance -      Disbursement Date Missing
                                                                                                        following                                                                                                Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or
                                                                                                        clauses:: ___                                                                                            Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $137,104.64 is underdisclosed from calculated Finance Charge of $137,186.24 in the amount of $81.60.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
6492364412 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Security                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  contract sales price or original loan amount, whichever applies.Federal Compliance - TILA
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             using an application date of 06/XX/2007 which is 1 months prior to consummation. A    TestFederal Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    Rate Set Date
                                                                                                        following                                                                                                (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        clauses:: ___                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
1070351392 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                        clauses:: ___                                                                                            evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
2612913543 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Days From Transaction DateFederal Compliance - unable to determine cause of under
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   disclosureFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 using an application date of 11/XX/2007 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $736,494.20 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $736,531.71 in the amount of $37.51.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2007.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3102913801 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - FACTA Disclosure                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
9466386192 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date of   Missing
                                                                                                        and does not                                                                                             03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 02/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.
3683286523 XXXXXXXXXX XXXXXXXXXX UT    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestState Compliance - Utah Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah
                                                                                                                                                                                                                 Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
3913574954 XXXXXXXXXX XXXXXXXXXX WI    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL Itemization did not disclose the $42 recording service fee as                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   prepaid finance charges.Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $473,213.92 is underdisclosed from calculated Finance Charge of $473,254.71 in the amount of $40.79.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
2605485748 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - The TIL Itemization did not
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  disclose a recording service fee of $61 as a prepaid finance charge.Federal Compliance -
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance         CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 05/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $672,905.52 is underdisclosed from calculated Finance Charge of $672,980.67 in the amount of $75.15.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4526308989 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financedFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        following                                                                                                Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                        clauses:: ___                                                                                            evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $368,914.85 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $369,059.56 in the amount of $144.71.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2008.
8576718919 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        (Missing Doc)   note of                                                                                  information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note  does not                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing
                                                                                                        match           with the loan                                                                            Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance
                                                                                                        calculated P&I: amount, loan                                                                             testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        Note P&I of ___ term, and                                                                                of application date located in file.  Compliance tests were run using an application
                                                                                                        does not match  interest rate                                                                            date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Calculated P&I  on the loan                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
2938930189 XXXXXXXXXX XXXXXXXXXX OR    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Oregon Prepayment Penalty Max PrepayFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        TestFederal Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1753132633 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA
                                                                                                        and does not                                                                                             using an application date of 12/XX/2007 which is 1 months prior to consummation. A    Disclosure Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        clauses:: ___                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2008.
2257667825 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Data entry on TIL screen matches Itemization of
                                                                                                        (Missing Doc)   note of                                                                                  provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        Addendum: Note  does not                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         Compliance - FACTA Disclosure Missing
                                                                                                        P&I does not    correspond                                                                               testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        match           with the loan                                                                            Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Note P&I of ___ term, and                                                                                file.  Compliance tests were run using an application date of 06/XX/2007 which is 1
                                                                                                        does not match  interest rate                                                                            months prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I  on the loan                                                                              date.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        of ___[B]                                                                                                0.125%: Truth In Lending Act:  Final TIL APR of 9.65000% is underdisclosed from
                                                                                                        Closing / Title                                                                                          calculated APR of 9.96412% outside of 0.125% tolerance.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1560300526 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        (Missing Doc)   note of                                                                                  provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          0.125%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Addendum: Note  does not                                                                                 Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        P&I does not    correspond                                                                               testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Disbursement Date Missing
                                                                                                        match           with the loan                                                                            of application date located in file.  Compliance tests were run using an application
                                                                                                        calculated P&I: amount, loan                                                                             date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Note P&I of ___ term, and                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:
                                                                                                        Instrument is                                                                                            Final TIL APR of 7.86000% is underdisclosed from calculated APR of 8.11374% outside
                                                                                                        not on a                                                                                                 of 0.125% tolerance.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        FNMA/FHLMC form                                                                                          than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 10/XX/2006.
                                                                                                        following
                                                                                                        clauses:: ___
1860793202 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance         Application Test
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 15.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.
2552264000 XXXXXXXXXX XXXXXXXXXX TN    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Final TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - TILA
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Right of Rescission Timing - Receipt Date MissingState Compliance - Tennessee
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee
                                                                                                                                                                                                                 Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the
                                                                                                                                                                                                                 Note in bold language separated from other language by bold dividing lines.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4382791143 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
2585680445 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2004.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7997610779 XXXXXXXXXX XXXXXXXXXX MO    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestState Compliance - Missouri Prepayment PenaltyFederal Compliance
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Missing
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Missouri
                                                                                                                                                                                                                 Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $4,210.12 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
7275114087 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] State Compliance -       Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed ARM Disclosure Compliant TestState Compliance - California Prepayment PenaltyFederal
                                                                                                                                                                                                                 is 6 months interest calculated on 80% of the original balance (XXXXXXXXXXX).  Loan   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 contracts for maximum calculated prepay of $30,398.23, which exceeds max allowable.   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Prepay may be impermissible depending on the lender's license type.  Prepay language  TestFederal Compliance - Disbursement Date Missing states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 03/XX/2008 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2008.
3140378429 XXXXXXXXXX XXXXXXXXXX MS    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
7307935561 XXXXXXXXXX XXXXXXXXXX OR    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
1477384982 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL Itemization did not disclose the $51 recording
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  service fee as prepaid finance charges.Federal Compliance - Disbursement Date
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $906,496.50 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $906,547.13 in the amount of $50.63.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2007.
9521734916 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 08/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:
                                                                                                        clauses:: ___                                                                                            Final TIL APR of 1.00000% is underdisclosed from calculated APR of 10.19825% outside of 0.125% tolerance.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
8118837934 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Itemization of Amount Financed.Federal Compliance - RESPA Disclosure -  Missing Signature
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       on Affiliated Business Arrangement DisclosureFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - (Missing Data) Last Rate Set Date:   MissingFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA
                                                                                                                                                                                                                 Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario      Disclosure Missing
                                                                                                                                                                                                                 between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,065,527.99 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,065,616.26 in the amount of $88.27.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2007.
8134480059 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
6972957327 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   the Disclosed                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL Itemization did not disclose the $62 recording fee as prepaid                                                                                  -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   finance charges.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        match           with the loan                                                                            using an application date of 11/XX/2006 which is 1 months prior to consummation. A
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___          TIL does not                                                                             (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                        reflect arm                                                                              Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                        terms.                                                                                   TIL Finance Charge of $490,848.47 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $490,915.76 in the amount of $67.29.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2006.
4249555093 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        following                                                                                                Compliance tests were run using an application date of 03/XX/2004 which is 1 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2004.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1965496254 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        (Missing Doc)                                                                                            provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note                                                                                           Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        P&I does not                                                                                             testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                        match                                                                                                    Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        calculated P&I:                                                                                          Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Note P&I of ___                                                                                          file.  Compliance tests were run using an application date of 10/XX/2006 which is 1
                                                                                                        does not match                                                                                           months prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I                                                                                           date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
9991831009 XXXXXXXXXX XXXXXXXXXX MN    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement DisclosureFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance         Less than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2007.
8465662988 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
4967872139 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                                                                                                                                 List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
2870452050 XXXXXXXXXX XXXXXXXXXX WI    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Wisconsin Prepayment PenaltyState Compliance -
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Wisconsin Late Charge Grace Period Testing > $25,000Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2008 which is 1   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2008.[B] State Compliance - Wisconsin Late Charge Grace Period Testing
                                                                                                                                                                                                                 > $25,000: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $4,308.88, which exceeds max allowable.
5322243460 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        (Missing Doc)   note of                                                                                  CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   0.125%Federal Compliance - Missing Initial Loan Application TestFederal Compliance - CHARM
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                        Addendum: Note  does not                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        P&I does not    correspond                                                                               disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005    Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date Missing
                                                                                                        match           with the loan                                                                            used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                        calculated P&I: amount, loan                                                                             Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        Note P&I of ___ term, and                                                                                Compliance tests were run using an application date of 11/XX/2005 which is 1 months
                                                                                                        does not match  interest rate                                                                            prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I  on the loan                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___[B]                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Closing / Title                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        - Security                                                                                               to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Instrument is                                                                                            information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        not on a                                                                                                 Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.42000% is underdisclosed from
                                                                                                        FNMA/FHLMC form                                                                                          calculated APR of 6.63034% outside of 0.125% tolerance.[B] Federal Compliance - TILA
                                                                                                        and does not                                                                                             Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        contain the                                                                                              in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three
                                                                                                        following                                                                                                (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
                                                                                                        clauses:: ___
1353233340 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance
                                                                                                        Addendum: Note  does not                                                                                 Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance         - Under disclosure due to the required rounding factor of .125% on the note, when the note
                                                                                                        P&I does not    correspond                                                                               testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     rate is 6.88%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        match           with the loan                                                                            Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final FACTA Disclosure Missing
                                                                                                        calculated P&I: amount, loan                                                                             TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        Note P&I of ___ term and                                                                                 $681,638.75 is underdisclosed from calculated Finance Charge of $696,312.92 in the
                                                                                                        does not match  interest rate                                                                            amount of $14,674.17.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        Calculated P&I  on the loan.                                                                             Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        of ___[B]                                                                                                transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from
                                                                                                        Closing / Title                                                                                          transaction date of 09/XX/2005.
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4000964495 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)                                                                                            08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        match                                                                                                    using an application date of 07/XX/2007 which is 1 months prior to consummation. A
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___                                                                                          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I                                                                                           provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2007.
6814737174 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9454439262 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
3663614588 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4371935872 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9577211773 XXXXXXXXXX XXXXXXXXXX NM    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last
                                                                                                                                                                                                                 Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1609275751 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Itemization of amount financed did not disclose a recording service                                                                                -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     fee in the amount of $57 as a prepaid finance charge.Federal Compliance - TILA Rescission
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $914,047.45 is underdisclosed from calculated Finance Charge of $914,106.72 in the amount of $59.27.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
1005493955 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
3037635750 XXXXXXXXXX XXXXXXXXXX NV    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 State - NC
                                                                          Other                                                                                                                                  Loan:  File does not contain evidence that analysis of borrower's ability to repay    Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 was performed based on verified income, obligations, assets, and/or employment.[B]    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence   Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 Compliance - FACTA Disclosure MissingState Compliance - Nevada Home Loan (Ability to Repay
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       not Verified)
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.
2835806275 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
6621910665 XXXXXXXXXX XXXXXXXXXX WI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  CHARM Booklet Disclosure StatusState Compliance - Wisconsin Prepayment Penalty ARM
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] State Compliance - Wisconsin Prepayment Penalty ARM Test: Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.
5809181990 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2007.
2607565187 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
8870583443 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Missing
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 11/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
9960033042 XXXXXXXXXX XXXXXXXXXX HI    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - TILA Rescission -         Test
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2005.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6985439621 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.
7494350342 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 10/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.
7708981797 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   the Disclosed                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        calculated P&I: amount, loan                                                                             Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Note P&I of ___ term, and                                                                                disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        does not match  interest rate                                                                            date of 02/XX/2007.
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___          TIL does not
                                                                                                                        reflect arm
                                                                                                                        terms.
2257270043 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                        (Missing Doc)                                                                                            information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - TILA
                                                                                                        Missing Note                                                                                             rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        Addendum: Note                                                                                           provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        P&I does not                                                                                             Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match                                                                                                    Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance         Compliance - Disbursement Date Missing
                                                                                                        calculated P&I:                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        Note P&I of ___                                                                                          of application date located in file.  Compliance tests were run using an application
                                                                                                        does not match                                                                                           date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Calculated P&I                                                                                           to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Closing / Title                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        - Security                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Instrument is                                                                                            business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        not on a                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        FNMA/FHLMC form                                                                                          in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three
                                                                                                        and does not                                                                                             (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal
                                                                                                        contain the                                                                                              Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                        following                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                        clauses:: ___                                                                                            to Cancel occurs prior to expected date(XXXXXXXXXXX).
6720688618 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
3784928433 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Disbursement Date        Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.  TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2006 used as disbursement date for           Missing
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.
6979177337 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - FACTA Disclosure       Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
7383544031 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  TestFederal Compliance - Disbursement Date Missing
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
3073119275 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.
7419211795 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 11/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2005.
9603366006 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1021001720 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
7079233271 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateState Compliance - (State
                                                                                                        (Missing Doc)                                                                                            08/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)State Compliance - Minnesota
                                                                                                        Missing Note                                                                                             Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to      Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)State
                                                                                                        Addendum: Note                                                                                           Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability
                                                                                                        P&I does not                                                                                             Act Borrower's ability to repay not verified with reliable documentation.[B] State    to Repay not Verified)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match                                                                                                    Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I:                                                                                          (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer      Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to
                                                                                                        Note P&I of ___                                                                                          Licensing Act: Refinance of a "special mortgage" without evidence that borrower       lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        does not match                                                                                           received counseling on advisability of transaction by an authorized independent loan  of a contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I                                                                                           counselor.[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds
                                                                                                        of ___                                                                                                   Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.40142% or
                                                                                                                                                                                                                 Final Disclosure APR of 10.43000% is in excess of allowable threshold of USTreasury
                                                                                                                                                                                                                 4.7800% + 3%, or 7.78000%.  Compliant Subprime Loan.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
9257469878 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Security                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6061476031 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 07/XX/2006 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
3330830967 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007    Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
1550599148 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   amount financed.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $919,232.93 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $919,339.93 in the amount of $107.00.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2008.
3741103210 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
1447234936 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Addendum: Note  does not                                                                                 using an application date of 11/XX/2007 which is 1 months prior to consummation. A    Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        P&I does not    correspond                                                                               lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        match           with the loan                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        calculated P&I: amount, loan                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Note P&I of ___ term, and                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        does not match  interest rate                                                                            (XXXXXXXXXXX) business days of application due to missing information.
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8727633093 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Unable to determine under disclosure, prepaid finance
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   charges match itemization of amount financedFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $496,835.03 is underdisclosed from calculated Finance Charge of $496,879.36 in the amount of $44.33.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.
7604923127 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
2885908825 XXXXXXXXXX XXXXXXXXXX ME    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Addendum: Note  does not                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        P&I does not    correspond                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                        Note P&I of ___ term, and                                                                                of application date located in file.  Compliance tests were run using an application
                                                                                                        does not match  interest rate                                                                            date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Calculated P&I  on the loan                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
1977026836 XXXXXXXXXX XXXXXXXXXX MN    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
2121807679 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing                                                                                 -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Data) Last Rate Set DateFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
3810258875 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
4706356816 XXXXXXXXXX XXXXXXXXXX WI    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    From Transaction DateFederal Compliance - Unable to determine under disclosure due to
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        missing Itemization of Amount Financed.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007    StatusFederal Compliance - ARM Disclosure Status TestState Compliance - Wisconsin Late
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Charge Amount Testing First LienFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        following                                                                                                Compliance tests were run using an application date of 06/XX/2007 which is 1 months   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application         Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $1,076,178.98 is underdisclosed from calculated Finance Charge of $1,076,241.11 in the amount of $62.13.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2012.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.[B] State
                                                                                                                                                                                                                 Compliance - Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge:
                                                                                                                                                                                                                 Note late charge percent of 20.00000% exceeds the state maximum of 5%.
5783643436 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2003 5/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North   State Compliance - North Carolina First Lien Late Charge Percent Testing                                                                                                -
                                                                                                                                                                                                                 Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
6099281578 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
8616030988 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2004  10/XX/2003   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $311,713.59 is underdisclosed from calculated        Final TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - Unable to
                                                                                                                                                                                                                 Finance Charge of $312,788.60 in the amount of $1,075.01.[B] Federal Compliance -     determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
4141768660 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2004  3/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
6873422492 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2003  3/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
5229722407 XXXXXXXXXX XXXXXXXXXX VA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit Compliance - Federal FACTA Disclosure Timing Test score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
7241486349 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
4059853789 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Consumer Caution and Home Ownership Counseling Notice Not Provided TimelyState Compliance
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights       - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not
                                                                                                                                                                                                                 Disclosure Not Provided Timely): Unable to determine compliance with timing           Provided Timely)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:   Initial Loan Application Test
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance
                                                                                                                                                                                                                 - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $7,267.50 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
5364545742 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3816643484 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5294137550 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    State Compliance - California Prepayment PenaltyFederal Compliance - ARM Disclosure Status                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] State Compliance -       TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 is 6 months interest calculated on 80% of the original balance (XXXXXXXXXXX).  Loan   Missing
                                                                                                                                                                                                                 contracts for maximum calculated prepay of $14,790.00, which exceeds max allowable.
                                                                                                                                                                                                                 Prepay may be impermissible depending on the lender's license type.[B] Federal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1325961880 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.
6703175792 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6030726558 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TIL itemization did not disclose a Document Signing fee of $125 as a                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     prepaid financecharge.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $512,197.81
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $512,325.91 in the amount of
                                                                                                                                                                                                                 $128.10.
1714458878 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TIL Itemization did not disclose a Courier Fee of $20 as a prepaid                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     fiance charge.  Payment stream under disclosure of  $26.56 due to final Balloon payment of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   $187874.65 as reflected on TIL and Actual final Balloon payment of $187904.74Federal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did   Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $849,464.64
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $849,511.20 in the amount of
                                                                                                                                                                                                                 $46.56.
9307909593 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7387519707 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
2106332175 XXXXXXXXXX XXXXXXXXXX RI    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  State - NC
                                                                          Other                                                                                                                                  Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine   Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[C]  MissingFederal Compliance - Missing Initial Loan Application TestState Compliance -
                                                                                                                                                                                                                 State Compliance - Rhode Island High Cost Analysis Timing: Rhode Island Home Loan:    Initial loan application is in the file but undated. Credit app with date in the file but
                                                                                                                                                                                                                 High-cost Analysis not documented and substantiated prior to closing of the loan.[C]  unable to add due to deal doc instructionState Compliance - Initial loan application is in
                                                                                                                                                                                                                 State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding    the file but undated. Credit app with date in the file but unable to add due to deal doc
                                                                                                                                                                                                                 Home Loans Disclosure Not Provided Timely): Unable to determine compliance with       instructionState Compliance - (Missing Data) Last Transaction DateState Compliance - Rhode
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[C] State Compliance Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not
                                                                                                                                                                                                                 - (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to     Provided Timely)
                                                                                                                                                                                                                 conclusively determine if loan is subject to Rhode Island Tangible Net Benefit[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
2538680064 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State
                                                                                                                                                                                                                 Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $3,696.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.
7115772320 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3248341713 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8994678203 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
6397962324 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] State Compliance -       Status TestState Compliance - California Prepayment Penalty
                                                                                                                                                                                                                 California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $20,580.00, which exceeds max allowable.
                                                                                                                                                                                                                 Prepay may be impermissible depending on the lender's license type.[B] Federal
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
6368693238 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] State Compliance -       Status TestState Compliance - PPP expired.  24 months PPP of 3% of original principal
                                                                                                                                                                                                                 California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed balance first year, and 2% of original principal balance second year is outside parameters
                                                                                                                                                                                                                 is 6 months interest calculated on 80% of the original balance (XXXXXXXXXXX).  Loan   for the state of CA which specify "The lender may, however, require the borrower in a
                                                                                                                                                                                                                 contracts for maximum calculated prepay of $5,760.00, which exceeds max allowable.    written agreement to pay a prepayment penalty during the first 5 years of the date of
                                                                                                                                                                                                                 Prepay may be impermissible depending on the lender's license type.  Prepay language  execution of the mortgage. A prepayment penalty may be assessed on any amount prepaid in
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         any 12-month period in excess of 20% of the original amount, not to exceed an amount equal
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  to 6 months' interest on the amount prepaid in excess of 20%."Federal Compliance - RESPA
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  Days of Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2846178992 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestState Compliance - California Prepayment                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] State Compliance -       PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed Not Provided Within 3 Business Days of Application is 6 months interest calculated on 80% of the original balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $17,892.00, which exceeds max allowable.
                                                                                                                                                                                                                 Prepay may be impermissible depending on the lender's license type.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5385623280 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3718393756 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
4839971108 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     refiFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA    Disclosure
                                                                                                                                                                                                                 rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
6572947191 XXXXXXXXXX XXXXXXXXXX MN    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Business Arrangement Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.
4373260180 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TIL Itemization did not disclose a Recording Fee of $405 as a prepaid                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     finance charge.  Additionally, TIL Itemization disclosed Settlement/Closing Fees of $900
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   and Final HUD reflects $750.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Compliance - ARM Disclosure Status TestState Compliance - New York Prepayment
                                                                                                                                                                                                                 Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 an interest rate of 6.95000% contracts for a prepay term of 24 months, which exceeds  Rate Set Date max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date
                                                                                                                                                                                                                 Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,021,380.37 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,021,628.53 in the amount of $248.16.
8187125964 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4116929827 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Second     Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                               Home                                                                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Initial GFE not provided
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.
9531736016 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8709941286 XXXXXXXXXX XXXXXXXXXX IA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
2891619174 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Unable to determine source of under disclosure as final Itemization                                                                                -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of Amount Financed not provided.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $277,395.21 is underdisclosed from calculated Finance Charge of $277,617.23 in the amount of $222.02.
1926099425 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2484121464 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Status Test
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                 TIL was not provided to the borrower by closing.
5480164499 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
4625176571 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
4362665101 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     to determine if a prepayment penalty was included in the pay-off which may impact     Refinance (Third Circuit)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                 Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4002450992 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                                                                                                                                 Business Disclosure due to missing information.
7418012969 XXXXXXXXXX XXXXXXXXXX AZ    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TIL Itemization does not reflect email doc fee of $35 as a prepaid                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     finance chargeFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Status Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $895,830.02 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $895,865.16 in the amount of $35.14.
3798161789 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2124934292 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8618092873 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
3815957978 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - CHARM Booklet                                                                                       -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disclosure Status
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
9806237902 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
3623809592 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Wisconsin Prepayment Penalty ARM Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) days of application.[B] State Compliance - Wisconsin Prepayment Penalty
                                                                                                                                                                                                                 ARM Test: Unable to determine if loan contains an impermissible prepayment penalty due to missing information.
7898147581 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  State Compliance - California Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                                                                                                                                                                 Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $12,555.00,   Application
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1921918804 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
9188352995 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5228051111 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to payment stream.  Original index value used                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   by lender, according to the Approval, is 5.030%, which is lower than the lowest index
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  value available in the look back period, which is 5.360%.Federal Compliance - CHARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $575,357.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $605,064.06 in the amount of $29,706.46.
3706075592 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                          Unable to                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - CHARM                                                                                 -
                                                                          Other                                         determine the                                                                            ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                                        reason for                                                                               CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                        the under                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Days of Application
                                                                                                                        disclosure                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                        due to                                                                                   Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                        missing the                                                                              not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                        itemization                                                                              (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                        of amount                                                                                Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $784,768.58
                                                                                                                        financed.                                                                                is underdisclosed from calculated Finance Charge of $784,861.55 in the amount of
                                                                                                                                                                                                                 $92.97.
1412828222 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8678187551 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) days of application.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1734133371 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6243126152 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3919961051 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2766738670 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
1789090729 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2815505740 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Benefit Worksheet Not in FileFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] State Compliance - Massachusetts Home Loan
                                                                                                                                                                                                                 - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
6162045513 XXXXXXXXXX XXXXXXXXXX MI    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
6658631005 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2003.
9059686108 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Unable to                                                                                -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                 date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,091.00 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $264,331.82 in the amount of
                                                                                                                                                                                                                 $240.82.
9180131087 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2003  4/XX/2003    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7491256873 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2010  2/XX/2010    Primary    Purchase                                                                   B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through State Compliance - North Carolina First Lien Late Charge Percent TestingFederal Compliance                                                                              -
                                                                                                                                                                                                                 date not provided.: -[B] State Compliance - North Carolina First Lien Late Charge     - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3
                                                                                                                                                                                                                 Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000%     Business Days of ApplicationFederal Compliance - RESPA Disclosure -  HUD Settlement Cost
                                                                                                                                                                                                                 exceeds the state maximum of 4%.[B] Federal Compliance - RESPA (2010) -   GFE         Booklet MissingFederal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                 Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does   Less than 10 DaysClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                                                                                                                                 not provide minimum ten (XXXXXXXXXXX) business day availability for estimate of       dated.Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through
                                                                                                                                                                                                                 charges and terms for all other settlement charges.[B] Federal Compliance - RESPA     date not provided.Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence
                                                                                                                                                                                                                 Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor    that the interest rate was locked prior to closing
                                                                                                                                                                                                                 did not provide HUD Settlement Cost Booklet.[B] Federal Compliance - RESPA Servicing
                                                                                                                                                                                                                 Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing
                                                                                                                                                                                                                 Disclosure Statement to applicant within three (XXXXXXXXXXX) business days of application.
5299005715 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2010  2/XX/2010    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of                                                                                      -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     ApplicationFederal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure
                                                                                                                                                                                                                 date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed  Statement Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA (2010) -   GFE      Initial GFE Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does   Initial Loan Application TestFederal Compliance - RESPA Disclosure -  HUD Settlement Cost
                                                                                                                                                                                                                 not provide minimum ten (XXXXXXXXXXX) business day availability for estimate of       Booklet MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 charges and terms for all other settlement charges.[B] Federal Compliance - RESPA -   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine   (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet
                                                                                                                                                                                                                 Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                                                                                                                                                                                 Booklet.[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure
                                                                                                                                                                                                                 Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                 Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                 Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
3318960767 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2010  1/XX/2010    Primary    Purchase                                                                   B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from                                                                                  -
                                                                                                                                                                                                                 date not provided.: -[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges ConsummationFederal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                 Good Thru Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum  Days of ApplicationFederal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure
                                                                                                                                                                                                                 ten (XXXXXXXXXXX) business day availability for estimate of charges and terms for all Statement MissingFederal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet
                                                                                                                                                                                                                 other settlement charges.[B] Federal Compliance - RESPA (2010) -  Loan Amount on      MissingFederal Compliance - RESPA (2010) -  Initial Payment on GFE InaccurateFederal
                                                                                                                                                                                                                 Final GFE Inaccurate: RESPA (XXXXXXXXXXX): Loan Amount on Final GFE does not match    Compliance - RESPA (2010) -  Loan Amount on Final GFE InaccurateFederal Compliance - RESPA
                                                                                                                                                                                                                 Note.[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate:      (2010) -   GFE Settlement charges Good Thru Date Less than 10 DaysMiscellaneous Compliance
                                                                                                                                                                                                                 RESPA (XXXXXXXXXXX): Initial payment on GFE does not match actual payment on loan.[B] - (Doc Error) GFE Error: Interest rate available through date not provided.
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                 RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                 Statement.[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3
                                                                                                                                                                                                                 Business Days of Application: Truth in Lending Act (XXXXXXXXXXX): Initial TIL was not
                                                                                                                                                                                                                 sent within three (XXXXXXXXXXX) business days of the creditor application date.[B]
                                                                                                                                                                                                                 Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (XXXXXXXXXXX):  Initial TIL was not delivered to the borrower at least seven (XXXXXXXXXXX) business days prior to note date.
3485112489 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2008 10/XX/2008   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - Unable to determine the source of the under disclosure as the loan file is
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       missing the Itemization of Amount Financed.Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2008 which is 1 months   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $523,812.11 is underdisclosed from calculated Finance Charge of $524,237.42 in the amount of $425.31.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
9091791682 XXXXXXXXXX XXXXXXXXXX NM    9/XX/2008  9/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2523335619 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2008 9/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1904754251 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Final TIL payment stream does does match actual payment stream on the                                                                              -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: loan.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL  Business Days of Application
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.88490%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 6.21717% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $2,226,486.49 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $2,366,554.00 in the amount of $140,067.51.
9666160914 XXXXXXXXXX XXXXXXXXXX NM    5/XX/2008  4/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6010304383 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Construction-Permanent                                                     B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
9956304109 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.
3284911678 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     refiFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Status Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6970822239 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
3851534406 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing:  Federal Compliance - ARM Disclosure Status TestFederal Compliance - CHARM Booklet          SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local Disclosure StatusFederal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee   (2020-02-11): Unable to   (2020-02-11): Unable to                            Indeterminable
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - ARM Disclosure Status Test: TIL variable  Testing                                                                                    procure.                  procure.
                                                                                                                                                                                                                 rate disclosure: ARM loan program disclosure not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
2057722785 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
4380741384 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2007.
2108041714 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction   Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date                                                                                    -
                                                                                                                                                                                                                 Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
3128473584 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated       Application
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5418415691 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
4854016752 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Home Improvement                                                                                                                       ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
9432002517 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Loan Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1837552213 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Underdisclosure is payment stream related.  TIL provides a range for payments
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      for first 60 months and then only 1 payment amount for remaining term.Federal Compliance -
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL  TIL APR Tolerance Irregular TransactionFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.02050% Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationClosing
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.74457% outside of 0.125% tolerance.[B]     / Title - (Doc Error) TIL Error: Final TIL not signed by all required partiesClosing /
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Final TIL Finance Charge of $375,300.91 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $407,597.63 in the amount of $32,296.72.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
7996789710 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing:  Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement         (2020-02-11): Unable to   (2020-02-11): Unable to                            Indeterminable
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - ARM Disclosure Timing Test: Unable to     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing  procure.                  procure.
                                                                                                                                                                                                                 determine if ARM disclosure was provided within three (XXXXXXXXXXX) days of           Initial Loan Application TestFederal Compliance - Missing Final HUD-1:  Estimated HUD-1
                                                                                                                                                                                                                 application due to missing information.[B] Federal Compliance - CHARM Booklet         Used For Fee Testing
                                                                                                                                                                                                                 Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3268654259 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5823129703 XXXXXXXXXX XXXXXXXXXX ID    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - ARM index is at lowest available rate and payment variance is under                                                                                -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        disclosed by $17,488.55.Federal Compliance - ARM index is at lowest available rate and
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     payment variance is under disclosed by $17,488.55.Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] State     Cancel MissingFederal Compliance - CHARM Booklet Disclosure StatusState Compliance - Idaho
                                                                                                                                                                                                                 Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not        Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)Federal Compliance -
                                                                                                                                                                                                                 Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure    Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 8.83900% is overdisclosed from calculated APR of 7.82960% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $22,295.65 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $39,609.67 in the amount of $17,314.02.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
5468086431 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
2911601488 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8653760393 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Unable to determine the source of the under disclosure as the loan                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing file is missing the Itemization of Amount Financed.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: Unable to Days of ApplicationFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 determine FACTA Credit Score Disclosure was provided due to missing information.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,028,557.87 is underdisclosed from calculated Finance Charge of $1,029,653.13 in the amount of $1,095.26.
5346626009 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
3156629158 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1209838573 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6044701637 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     itemization of amount financed.Federal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $470,356.85 is underdisclosed from calculated Finance Charge of $470,829.39 in the amount of $472.54.
5559055425 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5364067209 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
8815735425 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2007.
1515072390 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financed.Federal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $463,527.52 is underdisclosed from calculated Finance Charge of $463,777.47 in the amount of $249.95.
8796552875 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any        Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement    (2020-02-11): Unable to   (2020-02-11): Unable to                            Indeterminable
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - RESPA  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing  procure.                  procure.
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Final HUD-1:  Title Co. Closing Statement Used For Fee Testing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
3987595147 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Missing Initial Loan Application TestFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan   Missing
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $478,402.79 is underdisclosed from calculated Finance Charge of $478,552.50 in the amount of $149.71.
5150938140 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last
                                                                                                                                                                                                                 Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                 Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4585444113 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Initial Loan Application Test
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5760649713 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ApplicationFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
8975628809 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        amount financedFederal Compliance - CHARM Booklet Disclosure Status provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $623,587.03 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $623,754.96 in the amount of
                                                                                                                                                                                                                 $167.93.
3348987866 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Final TIL EstimatedFederal Compliance - RESPA Disclosure - Affiliated                                                                              -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
1306425559 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Amount Financed.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $381,516.76 is underdisclosed from calculated Finance Charge of $381,610.84 in the amount of $94.08.
8987686133 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $768,087.24
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $768,644.63 in the amount of
                                                                                                                                                                                                                 $557.39.
7644549551 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1271286830 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
8797573001 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Final                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Days of ApplicationFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4754490654 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            refiFederal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    ConsummationFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 tests were run using an application date of 06/XX/2008 which is 1 months prior to     Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
2055091231 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
8807657063 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
8383547234 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5018660160 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5696970346 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8528723782 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score
                                                                                                                                                                                                                 Disclosure was provided due to missing information.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7232515393 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
3671878562 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,373,884.54 is underdisclosed from calculated Finance Charge of $1,375,463.48 in the amount of $1,578.94.
7778673376 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
7247175006 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4598565679 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Initial Loan Application Test
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8623115462 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Initial Loan Application TestGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 11/XX/2006   value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this   price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6605557943 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5748518216 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9444288066 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7208307105 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine source of under disclosure due to missing                                                                                      -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Itemization of Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $790,731.43 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $791,005.93 in the amount of $274.50.
1083332856 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine the reason for the under disclosure due to                                                                                     -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     missing itemization of amount financed.Unable to determine the reason for the under
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           disclosure due to missing itemization of amount financed.Federal Compliance - CHARM
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Booklet Disclosure TimingFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Affiliated Business Arrangement DisclosureFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Application Test
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $601,188.82
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $601,323.77 in the amount of
                                                                                                                                                                                                                 $134.95.
3827824160 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
7759201563 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1486678831 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4091705431 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2299864017 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2006.
8733149325 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine the reason for the under disclosure due to                                                                                     -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     missing the itemization of amount financed.Federal Compliance - Right of Rescission Timing
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - Note Date used as Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -     ApplicationFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $717,773.61 is underdisclosed from calculated Finance Charge of $717,828.22 in the amount of $54.61.
9746692042 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.
4683311265 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Federal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8906031376 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,061,722.32 is underdisclosed from calculated Finance Charge of $1,061,932.49 in the amount of $210.17.
7916371336 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3025908903 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time    ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5515204678 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
8825754205 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Application
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
1866294590 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2006.
6495620446 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.
1777838114 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure:       Prior to Closing TimingFederal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did  Business Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:
                                                                                                                                                                                                                 FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                 DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4298700762 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5086686804 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4526932108 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Amount Financed,Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  FACTA Disclosure Missing were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $976,934.47 is underdisclosed from calculated Finance Charge of $977,023.59 in the amount of $89.12.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
7310568726 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9470039852 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Federal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5766432067 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
3775107361 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - CHARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
9118483729 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Federal FACTA                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disclosure Timing TestFederal Compliance - TILA - Incorrect Right To Cancel Form Used -
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance -
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Business Days of Application
                                                                                                                                                                                                                 after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                 Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4224061422 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3794200145 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Itemization of Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $829,393.55
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $831,088.44 in the amount of
                                                                                                                                                                                                                 $1,694.89.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
2235365984 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score         Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure was provided due to missing information.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1461241027 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business   Application
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8666246550 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financedFederal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,701.47 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $307,815.26 in the amount of
                                                                                                                                                                                                                 $113.79.
6448410132 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
5779593601 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet                                                                                       -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5992379277 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2007 9/XX/2007    Primary    Construction-Permanent                                                     B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    MissingFederal Compliance - Federal FACTA Disclosure Timing TestMiscellaneous Compliance -
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                 Disclosure due to missing information.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                 provided to the borrower by closing.
1415985246 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
7418386774 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Initial GFE not provided
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2218094377 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
5720696929 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  1/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8270147425 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - TIL itemization did not disclose a Recording Service fee of $95 as a                                                                               -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: prepaid financecharge.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $200,095.10 is underdisclosed from calculated Finance Charge of $200,139.99 in the amount of $44.89.
3952144142 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7739362524 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3684173562 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2008  11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9103224473 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before              Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Final                                                                               -
                                                                          Other                                                                                                                                  Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     TIL Not Provided to Borrower At or Before Consummation
                                                                                                                                                                                                                 closing.
2084851735 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5296331313 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
2550887411 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing   Federal Compliance - TIL appears to be final but not signed nor initialed by                                                                                            -
                                                                          Debt Consolidation                                                                                                                     Final TIL Signature Date. Unable to determine compliance with rescission timing       borrowerClosing / Title - TIL appears to be final but not signed nor initialed by requirements.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before borrowerClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 closing.
3928390273 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TIL itemization did not disclose a Release Tracking fee of $70 and a                                                                               -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $849,805.58 is underdisclosed from calculated        Service Fee of $75 as prepaid financecharges.
                                                                                                                                                                                                                 Finance Charge of $849,960.07 in the amount of $154.49.
9407259240 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8472595269 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9187265052 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation                                                                                       -
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7264051661 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Final TIL Not Provided to Borrower At or Before ConsummationFederal Compliance -
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Missing
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
6108886709 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6835184083 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
3033180692 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $566,201.65 is underdisclosed from calculated        Compliance - TIL itemization did not disclose an origination fee of $3,960, an application
                                                                                                                                                                                                                 Finance Charge of $570,231.64 in the amount of $4,029.99.[B] Federal Compliance -     fee of $60, a wire fee of $25 or a warehousing fee of $45 as prepaid finance charges.
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
4370145699 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
3118668946 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not      State Compliance - South Carolina Home Loan (No Tangible Net Benefit)State Compliance -                                                                                 -
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
                                                                                                                                                                                                                 the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] State Compliance - South Carolina Home Loan (No Tangible Net
                                                                                                                                                                                                                 Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
7152719986 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9845588939 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9820502074 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  1/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7678539131 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           RefinanceFederal Compliance - Unable to determine under disclosure due to missing          (2020-02-11): Unable to   (2020-02-11): Unable to                            Deficiency (UAL
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - Final  Itemization of Amount Financed.Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed procure.                  procure.                                           State)
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of or Stamped Used For Fee Testing
                                                                                                                                                                                                                 $284,953.08 is underdisclosed from calculated Finance Charge of $284,992.92 in the amount of $39.84.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
5137484434 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
1710670013 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7296645250 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
2493745670 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5134679728 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Unable
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   to determine reason for under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $590,271.04 is underdisclosed from calculated Finance Charge of $590,353.99 in the amount of $82.95.
4858365713 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2006  1/XX/2006    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
1785784081 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
8405888826 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
                                                                          Other
4620290519 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2005.
5748253239 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Massachusetts Late Charge Percent TestingState
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Not in FileFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Massachusetts Home Loan - Borrower's   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No      Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 evidence in loan file of document or worksheet indicating how the lender determined   Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of
                                                                                                                                                                                                                 5.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2005.
5080023658 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Application TestFederal Compliance - Federal FACTA Disclosure Timing TestMiscellaneous
                                                                                                                                                                                                                 tests were run using an application date of 07/XX/2005 which is 1 months prior to     Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8467935256 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
9909959868 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3334081762 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine source of under disclosure due to missing                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Itemization of Amount Financed.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing TestMiscellaneous Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $266,278.24 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $266,333.36 in the amount of $55.12.
2130152224 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2005.
8770367288 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Initial GFE not provided
                                                                                                                                                                                                                 using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2005.
6572478123 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
4753072513 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4839949643 XXXXXXXXXX XXXXXXXXXX MN    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2184376001 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Under disclosure is in the payments.  Disclosed payment on Note of    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation            Title -         payment on                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           $1874.76 does not correspond with the loan amount, loan term, and interest rate on the     (2020-02-14): Unable to   (2020-02-14): Unable to                            Deficiency
                                                                                                        (Missing Doc)   note of                                                                                  applicable Federal, State or Local compliance testing.[B] Federal Compliance -        loan.Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required         procure.                  procure.
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   partiesClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Miscellaneous
                                                                                                        Addendum: Note  does not                                                                                 not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            Test: No evidence of application date located in file.  Compliance tests were run     of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             using an application date of 04/XX/2006 which is 1 months prior to consummation. A    TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        Note P&I of ___ term, and                                                                                lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        does not match  interest rate                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Calculated P&I  on the loan.                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL     Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $449,913.60 is underdisclosed from calculated Finance Charge of $451,969.37 in the amount of $2,055.77.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2672007795 XXXXXXXXXX XXXXXXXXXX NV    2/XX/2005  1/XX/2005    Primary    UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal           SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run  (2020-02-14): Unable to   (2020-02-14): Unable to
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement off an assumed value of a contract sales price or original loan amount, whichever          procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  Application No FeesFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback   Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6436365271 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2838265794 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Application TestFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1540707062 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   DisclosureFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
9450008429 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Maryland Prepayment                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Penalty TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:
                                                                                                        Instrument is                                                                                            Maryland Prepayment Penalty: Maximum calculated prepay of $8,940.00 exceeds the state
                                                                                                        not on a                                                                                                 maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).
                                                                                                        FNMA/FHLMC form                                                                                          Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                        and does not                                                                                             Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        contain the                                                                                              application date located in file.  Compliance tests were run using an application
                                                                                                        following                                                                                                date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        clauses:: ___                                                                                            to determine this application date.
7378567241 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
2932472088 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7598251515 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2287342002 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing Data) Last
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Rate Set Date
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                        clauses:: ___                                                                                            Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1501015456 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Data) Last Rate Set Date
                                                                                                                                                                                                                 date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
4234005606 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - (Missing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4595081788 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6195235869 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -                                                                              -
                                                                          Other                         Title -                                                                                                  Maximum calculated prepay of $4,780.00 exceeds the state maximum of 2 months interest Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        FNMA/FHLMC form                                                                                          file.  Compliance tests were run using an application date of 10/XX/2007 which is 1
                                                                                                        and does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9846026288 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4399735165 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
3881327058 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9357045470 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6732157300 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                                 -
                                                                          Debt Consolidation                                                                                                                     (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Application Test
                                                                                                                                                                                                                 rate of  greater than 8%. Loan contracts for an interest rate of 8.30000%.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1961421837 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Other                         Title -                                                                                                  Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                        Security                                                                                                 Affiliated Business Arrangement Disclosure.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9768989307 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application
                                                                                                        FNMA/FHLMC form                                                                                          date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        following                                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2851711938 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Closing instructions indicate the Index used was 4.75%. The
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   closest Index available in our look-back period is 4.79%.Federal Compliance - CHARM
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $416,994.40 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $419,337.63 in the amount of $2,343.23.
9526253565 XXXXXXXXXX XXXXXXXXXX RI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in   Federal Compliance - Payoff Statement MissingFederal Compliance - Federal FACTA Disclosure                                                                              State - NC
                                                                          Debt Consolidation                                                                                                                     File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation   Timing TestFederal Compliance - (Missing Data) Last Rate Set DateState Compliance - Rhode
                                                                                                                                                                                                                 in loan file to confirm third party fees listed on the HUD-1.[B] Federal Compliance - Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Fide)
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - (Missing Data) Last Rate Set Date:
                                                                                                                                                                                                                 Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
5928446875 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
7078404430 XXXXXXXXXX XXXXXXXXXX UT    2/XX/2007  1/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Loan Approval indicated the index used was 5.217%;
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    however, the closest index available in the look-back period is 5.26583%.Federal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - CHARM Booklet Disclosure Status
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 01/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $920,572.77 is underdisclosed from calculated Finance Charge of $925,468.59 in the amount of $4,895.82.
8782267408 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 02/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
5067097184 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6059243184 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine the fee under disclosure due to missing the                                                                                    -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Loan Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $462,605.78 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $462,722.38 in the amount of
                                                                                                                                                                                                                 $116.60.
5818585597 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
9786507719 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.60% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 4.690%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $397,978.34 is underdisclosed from calculated Finance Charge of $404,386.58 in the amount of $6,408.24.
7048520229 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - The approval indicates the Lender used an Index of 4.997%; however,                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing the closest Index available in our look back period is 5.153%.Federal Compliance - CHARM
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $702,776.92 is underdisclosed from calculated Finance Charge of $730,509.87 in the amount of $27,732.95.
7010081879 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $371,822.18 is underdisclosed from calculated        itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $372,290.00 in the amount of $467.82.
8342551921 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  10/XX/2003   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5908088521 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - ARM                                                                                    -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Compliance - The Approval indicates the Index used was 3.79%. The closest Index available
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     in our look-back period is 4.11%.Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.67900% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.98969% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,657.30
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $360,508.29 in the amount of
                                                                                                                                                                                                                 $27,850.99.
1646456408 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Loan Approval indicates the index used was 3.56%.  The closest index                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 3.79%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $267,535.14 is underdisclosed from calculated Finance Charge of $281,685.82 in the amount of $14,150.68.
2841012960 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.56% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 3.66%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application Test of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $324,417.53 is underdisclosed from calculated Finance Charge of $331,511.48 in the amount of $7,093.95.
2287833954 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:    TILA SOL.Federal Compliance - Approval indicates the Index used was 3.460%. The closest
                                                                                                                                                                                                                 FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within  Index available in our look-back period is 3.66%.Federal Compliance - ARM Disclosure a reasonably practicable time after using credit score.[B] Federal Compliance - Final Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $585,286.75 is underdisclosed from calculated Finance Charge of $612,992.23 in the amount of $27,705.48.
6658320058 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.24% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     3.46%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $412,284.91 is underdisclosed from calculated Finance Charge of $437,053.61 in the amount of $24,768.70.
2594833041 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2937449143 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       ConsummationFederal Compliance - The index the lender used per approval is 2.97%, the
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      closest index available in the look back is 3.14%.Federal Compliance - CHARM Booklet
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,978.14 Disclosure StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $191,518.91 in the amount of
                                                                                                        contain the                                                                                              $7,540.77.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        following                                                                                                Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by
                                                                                                        clauses:: ___                                                                                            closing.
8433693884 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure caused by the lender's use if a 2.97% index
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   when the only index available was 3.14%Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $170,985.82 is underdisclosed from calculated Finance Charge of $178,413.30 in the amount of $7,427.48.
8995205225 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Transaction DateFederal Compliance - unable to determine cause of under disclosureFederal
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:    Compliance - ARM Disclosure Timing TestFederal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within  Timing Test a reasonably practicable time after using credit score.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $376,703.99 is underdisclosed from calculated Finance Charge of $398,081.35 in the amount of $21,377.36.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
1795822622 XXXXXXXXXX XXXXXXXXXX MO    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Itemization of amount financed reflects a lump sum for
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   prepaid finance charges in an amount of $3413.98, however calculated reflects an amount of
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    $3832.77Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             using an application date of 11/XX/2004 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $138,031.05 is underdisclosed from calculated Finance Charge of $139,169.74 in the amount of $1,138.69.
4347363581 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing Timing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
2557334586 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2004  11/XX/2003   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.               Disclosure Compliant TestApplication / Processing - acknowledged
4099758456 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9947710039 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2004  5/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9435521213 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2000 11/XX/2000   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 5.37% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    5.46%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.96000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $727,241.93 is underdisclosed from calculated Finance Charge of $745,109.35 in the amount of $17,867.42.
4785155262 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8566044528 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8218232031 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - Unable to determine under disclosure due to TIL itemization
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  reflecting prepaid finance charge as lump sum.Federal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  Application Test
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $461,842.79 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $462,367.05 in the amount of
                                                                                                        and does not                                                                                             $524.26.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        contain the                                                                                              Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                        following                                                                                                executed on the proper Model Form for a refinance by a creditor that is not
                                                                                                        clauses:: ___                                                                                            considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6625289293 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure, due to missing itemization of                                                                                -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $460,801.59 is underdisclosed from calculated        amount financed.
                                                                                                                                                                                                                 Finance Charge of $461,108.80 in the amount of $307.21.
1766271892 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The Approval indicates the Index used was 4.85%. The lowest Index                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 4.90%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure Timing Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $683,851.88 is underdisclosed from calculated Finance Charge of $686,245.68 in the amount of $2,393.80.
2239942798 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8627259836 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 07/XX/2007 which is 0 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.
4071523836 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingState Compliance - New Jersey
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Prepayment PenaltyFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Missing Initial Loan Application Test a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
7874282946 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9712416758 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                                             -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   PartiesMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Rate Set DateGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor        tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]     loan amount, whichever applies.
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5982157748 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2003  12/XX/2002   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 01/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2002 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with        amount, whichever applies.
                                                                                                                                                                                                                 rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2003.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
6089277118 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
1222512006 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TIL Itemization did not disclose the $74 recording service as prepaid                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL      finance charges.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of     Business Days From Transaction DateFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 $536,594.04 is underdisclosed from calculated Finance Charge of $536,673.33 in the amount of $79.29.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
2764661064 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio CSPA Tangible Net Benefit TestState Compliance -
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act      Document Not Retained by Lender)Federal Compliance - Disbursement Date MissingFederal
                                                                                                        FNMA/FHLMC form                                                                                          (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained   Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                        contain the                                                                                              Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                        following                                                                                                Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                        clauses:: ___                                                                                            Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                 Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                 Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
3884521010 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
5839498649 XXXXXXXXXX XXXXXXXXXX HI    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   missing Itemization of Amount Financed.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $907,417.02 is underdisclosed from calculated Finance Charge of $907,456.76 in the amount of $39.74.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.
1043077734 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 03/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2006.
1090761336 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5165270919 XXXXXXXXXX XXXXXXXXXX OR    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Itemization of amount financed did not disclose the
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Recording service fee of $101 or the release recording fee of $62State Compliance - Oregon
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Prepayment Penalty Max PrepayFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment   Missing
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,035,745.96 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,035,929.18 in the amount of $183.22.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2007.
6113301951 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement Date Missing
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5243810906 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6233969088 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9148947296 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance         than 3 Business Days From Transaction DateFederal Compliance - Disclosed payment on Note
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   of $2408 does not correspond with the loan amount, loan term, and interest rate on the of application date located in file.  Compliance tests were run using an application  loan. XXX amortized points were not considered on the Final TIL.Federal Compliance - CHARM date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,863.53 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $286,871.31 in the amount of
                                                                                                                                                                                                                 $13,007.78.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3252646501 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Final
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - TILA Rescission
                                                                                                        not on a                                                                                                 Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance         - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2004.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
3419075874 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL itemization does not reflect recording fee of $33.00 as a prepaid                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     finance chargeFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $403,668.56 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $403,704.47 in the amount of $35.91.
1320869091 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Payoff Statement MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.
4535262369 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - TIL itemization did not disclose an recording service
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          fee of $66 as prepaid finance charge.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       FACTA Disclosure Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $386,377.04 is underdisclosed from calculated Finance Charge of $386,445.45 in the amount of $68.41.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2006.
2076599089 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.
3343507269 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Connecticut Prepayment Penalty Test:  Connecticut Prepayment Penalty TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the
                                                                                                                                                                                                                 Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence
                                                                                                                                                                                                                 of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
7376207152 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7920049489 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.
7245837960 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  State Compliance - California Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $12,994.66,   ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
3950142547 XXXXXXXXXX XXXXXXXXXX LA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Louisiana Late                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Charge Grace Period TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Louisiana Late Charge Grace Period
                                                                                                                                                                                                                 Testing: Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9077616939 XXXXXXXXXX XXXXXXXXXX UT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Utah Late Charge                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Grace Period TestingFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Affiliated Business Arrangement DisclosureFederal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Affiliated Business Arrangement Disclosure MissingFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A    Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                        contain the                                                                                              Affiliated Business Disclosure due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] State Compliance - Utah Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
6618330932 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL itemization did not disclose a recording service fee of $47 as                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   prepaid finance charge.Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $790,118.95 is underdisclosed from calculated Finance Charge of $790,176.67 in the amount of $57.72.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
9659455993 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Notice of
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2006 which is 1 months   Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction  lack of appraised value, compliance tests requiring an LTV were run off an assumed value disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date of 07/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6913160349 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
8271925098 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.
6133518291 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2006.
3630721186 XXXXXXXXXX XXXXXXXXXX UT    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.[B] State
                                                                                                                                                                                                                 Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
8353416113 XXXXXXXXXX XXXXXXXXXX CO    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
8405611213 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 06/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
5654037102 XXXXXXXXXX XXXXXXXXXX ID    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance         StatusState Compliance - Idaho Prepayment PenaltyState Compliance - Idaho Residential
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Mortgage Practices Act (Rate Lock Agreement Not Provided)Federal Compliance - Disbursement
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance - Idaho   Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho
                                                                                                        following                                                                                                Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to
                                                                                                        clauses:: ___                                                                                            borrower.[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:
                                                                                                                                                                                                                 Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
5424072390 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Final TIL is disclosed with the payment streams
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     calculated at the note rate for the life of the loan,Federal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        contain the                                                                                              Lending Act: Final TIL Finance Charge of $419,440.42 is underdisclosed from
                                                                                                        following                                                                                                calculated Finance Charge of $437,044.82 in the amount of $17,604.40.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6201855449 XXXXXXXXXX XXXXXXXXXX MI    11/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
3139269879 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007    than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2007 which is 1 months   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
1711951169 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of ApplicationFederal Compliance - Right of Rescission
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Timing - Note Date used as Transaction Date
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8768670322 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4588448259 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9697516144 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
7843471256 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Business Arrangement Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.
4292946502 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestFederal Compliance - Federal FACTA Disclosure Timing TestMiscellaneous Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9876383109 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine source of under disclosure due to missing TIL                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     itemization.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $775,287.84
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $775,440.96 in the amount of
                                                                                                                                                                                                                 $153.12.
1685947214 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - CHARM                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Business Days of Application
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $536,821.64 is underdisclosed from calculated Finance Charge of $537,835.89 in the amount of $1,014.25.
2409212368 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $421,263.74
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $421,312.96 in the amount of
                                                                                                                                                                                                                 $49.22.
6532216050 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6965232751 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
1109600019 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
9363791248 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
3363607522 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
1104902892 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Compliance - Unable to determine under disclosure due to missing Itemization of Amount practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Financed.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Federal
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business      FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $252,350.18 is underdisclosed from calculated Finance Charge of $252,460.16 in the amount of $109.98.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
8245701345 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8485358035 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - h. Unable to determine under disclosure -TIL Itemization does not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL      itemize prepaid finance charges.  Total prepaid finance charges disclosed was $7,720 and
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of     audit calculates $7,765.Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 $476,900.60 is underdisclosed from calculated Finance Charge of $476,957.87 in the amount of $57.27.
8134778251 XXXXXXXXXX XXXXXXXXXX LA    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] State Compliance -    TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge        equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 percent of 25.00000% exceeds the state maximum of 5%.[B] Federal Compliance - Missing than 3 Business Days From Transaction DateState Compliance - Louisiana Late Charge Percent
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2008 which is 1 months   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8534489169 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - TILA                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Compliance - Final til payment stream does not match note ARM terms causing an
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       underdisclosure. TIL itemization is in line.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Disbursement Date      StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Disbursement
                                                                                                        FNMA/FHLMC form                                                                                          Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.  Date Missing
                                                                                                        and does not                                                                                             Security Instrument Notary Date of 01/XX/2005 used as disbursement date for
                                                                                                        contain the                                                                                              compliance testing.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio
                                                                                                        following                                                                                                Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)
                                                                                                        clauses:: ___                                                                                            Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $228,708.68 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $229,290.35 in the amount of $581.67.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.
5839201270 XXXXXXXXXX XXXXXXXXXX KY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
8030438119 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2006.
1381633744 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA Disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Missing
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5028554766 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestState Compliance - Connecticut Prepayment Penalty TestFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 prepayment penalty is not permissible under the Mortgage Lenders, Correspondent       Test
                                                                                                                                                                                                                 Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
5715527297 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 01/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2006.
2004794949 XXXXXXXXXX XXXXXXXXXX NM    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set DateFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4211670408 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)                                                                                            10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                        match                                                                                                    using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Note P&I of ___                                                                                          RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  not provided
                                                                                                        does not match                                                                                           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                        Calculated P&I                                                                                           Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        of ___                                                                                                   Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3741956718 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9426987886 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2012  10/XX/2011   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without CureFederal                                                                                        -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data) Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement MissingFederal
                                                                                                                                                                                                                 Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to    Within 3 Business Days of ApplicationFederal Compliance - RESPA (2010)   Written Service
                                                                                                                                                                                                                 determine rate used for testing.[B] Federal Compliance - RESPA (2010) - 0% Tolerance  Provider List Not Provided TimelyFederal Compliance - RESPA (2010) -   GFE Settlement
                                                                                                                                                                                                                 (Line 1203) Without Cure: RESPA (XXXXXXXXXXX): 0% tolerance violation for 1203 fee    charges Good Thru Date Less than 10 DaysFederal Compliance - SAFE Act - NMLS Info Not in without evidence of sufficient cure provided.[B] Federal Compliance - RESPA (2010) -  FileFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA
                                                                                                                                                                                                                 GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE    Disclosure Missing
                                                                                                                                                                                                                 does not provide minimum ten (XXXXXXXXXXX) business day availability for estimate of charges and terms for all other settlement charges.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 (2010)   Written Service Provider List Not Provided Timely: RESPA (XXXXXXXXXXX) -
                                                                                                                                                                                                                 Borrower did not receive a list of service providers at the time the Good Faith
                                                                                                                                                                                                                 Estimate was provided.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                 RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                 Statement.[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair
                                                                                                                                                                                                                 Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
1521027120 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   Lender Refinance (Third Circuit)Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Less than 3 Business Days From Transaction DateState Compliance - Pennsylvania First Lien
                                                                                                                                                                                                                 date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 of 15 days.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Missing
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2005.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third
                                                                                                                                                                                                                 Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the
                                                                                                                                                                                                                 H-9 form should have been used.
2002653818 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) TIL Error: Borrower signature not dated.Federal Compliance - TILA Notice of Right
                                                                                                        (Missing Doc)                                                                                            09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - Notice
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - Disbursement Date Missing
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        Instrument is                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        not on a                                                                                                 requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC form                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        and does not                                                                                             disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        contain the                                                                                              date of 09/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                        following                                                                                                Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                        clauses:: ___                                                                                            Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                 To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7432691657 XXXXXXXXXX XXXXXXXXXX LA    12/XX/2004 11/XX/2004   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 12/XX/2004 used as disbursement date for compliance testing.[B] State Compliance -    amount, whichever applies.Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Louisiana Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period  Date Prior or equal to Disbursement DateFederal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 of 7 days is less than the state minimum of 10 days.[B] Federal Compliance - Missing  Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Disbursement Date Less than 3 Business Days From Transaction DateState Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2004 which is 1 months   Louisiana Late Charge Grace Period TestingFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Unable to determine occupancy, compliance results were generated using a defaulted value
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -      of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2004.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Unable to determine if Notice of Right to Cancel was executed on the proper
                                                                                                                                                                                                                 Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
1612126889 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8760971625 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - TIL itemization only disclosed a lump sum of $8846.96
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          while the HUD disclosed $9271.96 as prepaid finance charges.Federal Compliance - TIL APR
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Missing
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 09/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 8.38000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 8.76557% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $578,173.14
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $578,223.77 in the amount of
                                                                                                                                                                                                                 $50.63.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
5090682602 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 01/XX/2007.
8697482750 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
9470296748 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
2062396529 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
5840435880 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 10/XX/2007 which is 1 months   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application         Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
5484105293 XXXXXXXXXX XXXXXXXXXX LA    1/XX/2009  1/XX/2009    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL Itemization did not disclose the $126.50 recording service fee as                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   prepaid finance charges.Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                        Security                                                                                                 01/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        not on a                                                                                                 Charge of $317,626.00 is underdisclosed from calculated Finance Charge of $317,674.27
                                                                                                        FNMA/FHLMC form                                                                                          in the amount of $48.27.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        and does not                                                                                             Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        contain the                                                                                              transaction disbursed on 01/XX/2009, prior to three (XXXXXXXXXXX) business days from
                                                                                                        following                                                                                                transaction date of 01/XX/2009.
                                                                                                        clauses:: ___
9543446217 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.
1705823573 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Maryland Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 7 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
4470915834 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3963785096 XXXXXXXXXX XXXXXXXXXX NH    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2504458305 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1218636346 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
                                                                          Debt Consolidation
7049720296 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Application
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9,
                                                                                                                                                                                                                 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the
                                                                                                                                                                                                                 H-9 form should have been used.
4223797556 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Business Days of Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4068741297 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1998760815 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - Wells Fargo close at home, signed closing instructions in                                                                                             -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data) file.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Affiliated Business Arrangement Disclosure MissingFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:   Unable to determine if loan is a same lender refiFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Disclosure to borrower.[B] Federal Compliance - Right of Rescission Timing - Receipt  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   amount, whichever applies.
                                                                                                                                                                                                                 rescission timing requirements.
1442859601 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2003  1/XX/2003    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
1851433456 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3286370530 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - New York Prepayment PenaltyFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateState Compliance - New
                                                                                                                                                                                                                 01/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  York Late Charge Percent TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2002 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                 Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay term allowed on a loan with an interest rate greater than 6% is 12 months.
                                                                                                                                                                                                                 Loan with an interest rate of 6.37000% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2003.
4447644451 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2001 9/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 10/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2001 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2001.
9388542032 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        Addendum: Note  does not                                                                                 Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance         Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        P&I does not    correspond                                                                               testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        match           with the loan                                                                            of application date located in file.  Compliance tests were run using an application  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        calculated P&I: amount, loan                                                                             date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        Note P&I of ___ term, and                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        does not match  interest rate                                                                            Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Missing
                                                                                                        Calculated P&I  on the loan.                                                                             Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        of ___[B]                                                                                                Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Closing / Title                                                                                          Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        - Security                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        Instrument is                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        not on a                                                                                                 application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        and does not                                                                                             Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days from transaction date of 12/XX/2006.[B] Federal Compliance - TILA
                                                                                                        following                                                                                                Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        clauses:: ___                                                                                            in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4972533900 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2006 which is 1 months   Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6705421242 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateState Compliance - Virginia Tangible Net Benefit TestFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan                                                                              Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] State Compliance - Virginia Tangible Net Benefit Test: Unable
                                                                                                                                                                                                                 to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
9694492699 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestFederal Compliance - Approval indicates the Index used was 5.2170%.
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              The closest Index available in our look-backperiod is 5.30083%.Federal Compliance -
                                                                                                                                                                                                                 application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA      Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $420,252.42 is underdisclosed from calculated Finance Charge of $420,935.35 in the amount of $682.93.
5793201912 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        (Missing Doc)   note of                                                                                  date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement MissingFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                        Addendum: Note  does not                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        P&I does not    correspond                                                                               the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA        compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        match           with the loan                                                                            Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Note P&I of ___ term and                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        does not match  interest rate                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Calculated P&I  on the note.                                                                             Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1089738531 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction DateFederal Compliance - (Missing Data) Unable to determine
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    if loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -      TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Calculated P&I  on the note.                                                                             Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days from transaction date of 02/XX/2007.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Unable to determine if Notice of Right to Cancel was executed on the proper
                                                                                                                                                                                                                 Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9454673489 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   MissingFederal Compliance - Payoff Statement MissingFederal Compliance - (Missing Data)
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                        does not match  interest rate                                                                            Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was
                                                                                                        Calculated P&I  on the note.                                                                             included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                        of ___                                                                                                   Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1395603398 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     or original loan amount, whichever applies.
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7308372500 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may     loan amount, whichever applies.
                                                                                                                                                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2006.
6081364590 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 11/XX/2005 which is 1 months   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        calculated P&I: amount, loan                                                                             correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Note P&I of ___ term and                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        does not match  interest rate                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        Calculated P&I  on the note.                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3082739919 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8893371802 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        and does not                                                                                             using an application date of 09/XX/2005 which is 1 months prior to consummation. A    tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    loan amount, whichever applies.
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2005.
7128847214 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4216036240 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Type Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2005.
3335444853 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - Payoff Statement MissingFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3866627369 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.General Appraisal                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Security                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2005 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          (Doc Error) Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Final TIL not
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    signed by all required parties
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4206573787 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2004 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5121458077 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal           SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation            Title -         payment on                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run  (2020-02-25): Unable to   (2020-02-25): Unable to                            Deficiency
                                                                                                        (Missing Doc)   note of                                                                                  applicable Federal, State or Local compliance testing.[B] Federal Compliance -        off an assumed value of a contract sales price or original loan amount, whichever          procure.                  procure.
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match           with the loan                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             using an application date of 02/XX/2004 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ term and                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    MissingApplication / Processing - Missing Document: Missing Lender's Initial 1003Federal
                                                                                                        does not match  interest rate                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                        Calculated P&I  on the note.                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2225524554 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.General Appraisal                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2004 which is 1   - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  DateFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2004.
3568723752 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2008 which is 1   MissingState Compliance - New York Late Charge Percent TestingFederal Compliance - RESPA
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - New York Late Charge Percent Testing: New York Late       Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        calculated P&I: amount, loan                                                                             Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.[B]      same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Note P&I of ___ term and                                                                                 Federal Compliance - (Missing Data) Unable to determine if loan is a same lender      Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set
                                                                                                        does not match  interest rate                                                                            refi: Original Lender was not able to be determined. Unable to determine if correct   DateMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        Calculated P&I  on the note.                                                                             TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        of ___[B]                                                                                                Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case         off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Closing / Title                                                                                          Scenario between Creditor Application Date and Transaction Date used to determine     applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        - Security                                                                                               rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        not on a                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        and does not                                                                                             application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                        contain the                                                                                              Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                        following                                                                                                Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
5084799765 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        (Missing Doc)   note of                                                                                  date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                        does not match  interest rate                                                                            Notice of Right to Cancel was not signed by all parties whose ownership interest is
                                                                                                        Calculated P&I  on the note.                                                                             or will be subject to the security interest.
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6666229019 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Security                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3334149186 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       amount, whichever applies.Federal Compliance - FACTA Disclosure MissingFederal Compliance
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 10/XX/2006 which is 1 months   - Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        match           with the loan                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term and                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        does not match  interest rate                                                                            information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Calculated P&I  on the note.                                                                             Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        of ___[B]                                                                                                timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                        Closing / Title                                                                                          to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                        - Security                                                                                               signed by all parties whose ownership interest is or will be subject to the security
                                                                                                        Instrument is                                                                                            interest.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4508344500 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Required PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Receipt Date MissingFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2399916072 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - Property Type Not         All Required PartiesFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Note P&I of ___ term and                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        does not match  interest rate                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Calculated P&I  on the note.                                                                             Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8169516772 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9453860121 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2007  12/XX/2006   UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine occupancy, compliance results were generated using a defaulted value
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Calculated P&I  on the note.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          applies.
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        Instrument is                                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        FNMA/FHLMC form                                                                                          Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to
                                                                                                        and does not                                                                                             three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7592502909 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
9910755219 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Disclosed payment on                                                                                  -
                                                                          Other                         Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        note of $773.58 does not correspond with the loan amount, loan term and interest rate on
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       the note.Federal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 03/XX/2006 which is 1 months   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      of a contract sales price or original loan amount, whichever applies.
                                                                                                        match           with the loan                                                                            Lending Act: Final TIL Finance Charge of $162,162.30 is underdisclosed from
                                                                                                        calculated P&I: amount, loan                                                                             calculated Finance Charge of $162,348.44 in the amount of $186.14.
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the note.
                                                                                                        of ___
2687912947 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingState Compliance -
                                                                                                        (Missing Doc)   note of                                                                                  date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  Pennsylvania First Lien Late Charge Grace Period TestingFederal Compliance - RESPA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] State Compliance - Pennsylvania First Lien     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Addendum: Note  does not                                                                                 Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        P&I does not    correspond                                                                               days is less than the state minimum of 15 days.[B] Federal Compliance - RESPA         Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        calculated P&I: amount, loan                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Note P&I of ___ term and                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        does not match  interest rate                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Calculated P&I  on the note.                                                                             Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                        of ___                                                                                                   Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5058230494 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingState
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Pennsylvania First Lien Late Charge Grace Period TestingFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I: amount, loan                                                                             Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum Initial GFE not provided
                                                                                                        Note P&I of ___ term and                                                                                 of 15 days.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        does not match  interest rate                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        Calculated P&I  on the note.                                                                             Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
4789968887 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
4864861026 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect
                                                                                                                                                                                                                 01/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2004 which is 1   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8648651901 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2004 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
3610862096 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2004 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2004.
8996271310 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8262787494 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        providedFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not    correspond                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        match           with the loan                                                                            Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Missing Initial Loan Application Test
                                                                                                        Note P&I of ___ term and                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        does not match  interest rate                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        Calculated P&I  on the note.                                                                             application due to missing information.[B] Federal Compliance - Notice of Right To
                                                                                                        of ___                                                                                                   Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                 Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4850393059 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedFederal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Date Prior or equal to Disbursement DateFederal Compliance - Notice of Right To Cancel Not
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Less than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___[B]                                                                                                Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        Closing / Title                                                                                          timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        - Security                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        Instrument is                                                                                            transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from
                                                                                                        not on a                                                                                                 transaction date of 12/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                        FNMA/FHLMC form                                                                                          Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                        and does not                                                                                             not signed by all parties whose ownership interest is or will be subject to the
                                                                                                        contain the                                                                                              security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        following                                                                                                Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                        clauses:: ___                                                                                            Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8117964665 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
9457945256 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - (Doc Error) Initial GFE not provided
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        does not match  interest rate                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        Calculated P&I  on the note.                                                                             Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                        of ___[B]                                                                                                Notice of Right to Cancel was not signed by all parties whose ownership interest is
                                                                                                        Closing / Title                                                                                          or will be subject to the security interest.
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3816405544 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 07/XX/2005 which is 1 months   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        match           with the loan                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   loan amount, whichever applies.
                                                                                                        Note P&I of ___ term and                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        does not match  interest rate                                                                            information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Calculated P&I  on the note.                                                                             Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        of ___                                                                                                   timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                                                                                                                 to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 signed by all parties whose ownership interest is or will be subject to the security interest.
9135878066 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                        match           with the loan                                                                            using an application date of 02/XX/2005 which is 1 months prior to consummation. A
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the note.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2005.
2661827302 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2004 which is 1   From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - Missing Initial Loan Application TestGeneral Appraisal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4010515492 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2003 10/XX/2003   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        Addendum: Note  does not                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        P&I does not    correspond                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        provided
                                                                                                        calculated P&I: amount, loan                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        Note P&I of ___ term and                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        does not match  interest rate                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8713471918 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure MissingFederal Compliance - (TX50(a)(6)) Texas Cash-out Loan
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  information)Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated         or original loan amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial
                                                                                                        Calculated P&I  on the note.                                                                             Business Disclosure due to missing information.[B] Federal Compliance - RESPA         GFE not provided
                                                                                                        of ___[B]                                                                                                Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                        Closing / Title                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        - Security                                                                                               Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        not on a                                                                                                 disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        FNMA/FHLMC form                                                                                          date of 10/XX/2006.[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable
                                                                                                        and does not                                                                                             to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information):
                                                                                                        contain the                                                                                              Unable to determine if the loan is a Previous Texas 50(XXXXXXXXXXX)(XXXXXXXXXXX) loan
                                                                                                        following                                                                                                due to missing information.
                                                                                                        clauses:: ___
3791149431 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2008  8/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2008 which is 1   From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2008.
3374772536 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8214752820 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal           SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                         Title -         payment on                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run  (2020-02-25): Unable to   (2020-02-25): Unable to                            Deficiency
                                                                                                        (Missing Doc)   note of                                                                                  applicable Federal, State or Local compliance testing.[B] Federal Compliance -        off an assumed value of a contract sales price or original loan amount, whichever          procure.                  procure.
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note  does not                                                                                 not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not    correspond                                                                               date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I: amount, loan                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date   Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Note P&I of ___ term and                                                                                 located in file.  Compliance tests were run using an application date of 06/XX/2007   Disclosure MissingFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                        does not match  interest rate                                                                            which is 1 months prior to consummation. A lookback was performed to determine this   Used For Fee Testing
                                                                                                        Calculated P&I  on the note.                                                                             application date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
9380252675 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 using an application date of 07/XX/2006 which is 1 months prior to consummation. A    contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
3264737913 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   to Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Required PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Calculated P&I  on the note.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      Missing
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9676919913 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Pennsylvania First Lien Late Charge Grace Period TestingFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days of ApplicationFederal Compliance - Property Type Not ProvidedFederal
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Note P&I of ___ term and                                                                                 of 15 days.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX)         requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        does not match  interest rate                                                                            Property Type. If property type is other than single family residence, state and      amount, whichever applies.
                                                                                                        Calculated P&I  on the note.                                                                             federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3560587846 XXXXXXXXXX XXXXXXXXXX MN    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC -   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Billing Rights Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX): "Billing      amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                                                                                                                                 Rights" disclosure not provided to borrower.[B] Federal Compliance - TILA HELOC -     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not        Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure TestFederal Compliance - TILA HELOC - Impermissible Provision on HELOC AgreementFederal
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not         Compliance - TILA HELOC - Tax Advisor Statement MissingFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                 provided to borrower.[B] Federal Compliance - TILA HELOC - APR Does Not Match         APR Does Not Match Interest RateFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 Interest Rate: Truth in Lending Act (XXXXXXXXXXX): HELOC APR does not match Interest  Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal
                                                                                                                                                                                                                 Rate.[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in    Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - FACTA
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): Creditor did not provide statement that the consumer       Disclosure Missing
                                                                                                                                                                                                                 should consult a tax advisor.[B] Federal Compliance - TILA HELOC - Impermissible
                                                                                                                                                                                                                 Provision on HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
4147740311 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2000  6/XX/2000    UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to       SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Cancel MissingFederal Compliance - Missing Initial Loan Application No FeesFederal         (2020-02-25): Unable to   (2020-02-25): Unable to
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - FHA Case Number Assignment Date MissingFederal Compliance - Disbursement Date procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for     generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - FHA Case Number Assignment Date Missing:  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 FHA Case # Assignment Date missing.  Creditor application date used as FHA case #     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 assignment date for purposes of any applicable compliance testing.[B] Federal         or original loan amount, whichever applies.Federal Compliance - Missing Final HUD-1:  No
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application No Fees: No evidence of application     Document Used For Fee Testing
                                                                                                                                                                                                                 date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                 06/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA - Final TIL Missing: Missing Final TIL.
8145723518 XXXXXXXXXX XXXXXXXXXX LA    4/XX/2000  3/XX/2000    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Missing                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Initial Loan Application Test
                                                                                                                                                                                                                 date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $54,986.29 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $55,110.56 in the amount of $124.27.
8502533555 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2002  12/XX/2001   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4663445601 XXXXXXXXXX XXXXXXXXXX MO    1/XX/2002  12/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine due to missing itemization.Federal Compliance -                                                                                -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $88,540.22 is underdisclosed from calculated Finance Charge of $88,609.78 in the amount of $69.56.
2365838198 XXXXXXXXXX XXXXXXXXXX MI    8/XX/1998  8/XX/1998    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        amount financedFederal Compliance - CHARM Booklet Disclosure Status provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,314.22 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $172,492.01 in the amount of
                                                                                                                                                                                                                 $177.79.
4846996882 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4617495346 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9650925089 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
9551722152 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
9260198397 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3722062480 XXXXXXXXXX XXXXXXXXXX NM    3/XX/2002  2/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8791972565 XXXXXXXXXX XXXXXXXXXX MI    11/XX/1998 8/XX/1998    Primary    Refinance UTD                 [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      General Appraisal Requirements - Due to lack of appraised value, compliance tests          SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                        Title -                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  requiring an LTV were run off an assumed value of a contract sales price or original loan  (2020-02-25): Unable to   (2020-02-25): Unable to                            Indeterminable
                                                                                                        Security                                                                                                 State or Local compliance testing is unreliable.                                      amount, whichever applies.Federal Compliance - Missing Final HUD-1:  No Document Used For  procure.                  procure.
                                                                                                        Instrument is                                                                                                                                                                                  Fee Testing
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3900593754 XXXXXXXXXX XXXXXXXXXX KY    3/XX/2008  1/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $74,677.45 is underdisclosed from calculated Finance amount financed
                                                                                                                                                                                                                 Charge of $75,030.11 in the amount of $352.66.
2617100606 XXXXXXXXXX XXXXXXXXXX MI    9/XX/1997  8/XX/1997    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 08/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/1997, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/1997.
5272834155 XXXXXXXXXX XXXXXXXXXX VA    5/XX/1999  4/XX/1999    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2083647327 XXXXXXXXXX XXXXXXXXXX OH    11/XX/1999 10/XX/1999   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     not provided
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9551155565 XXXXXXXXXX XXXXXXXXXX IN    6/XX/2001  5/XX/2001    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5172377554 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2001  12/XX/2000   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Pennsylvania Prepayment Penalty First LienFederal
                                                                                                                                                                                                                 01/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania
                                                                                                                                                                                                                 Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than or equal to $50,000.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2001.
5312078647 XXXXXXXXXX XXXXXXXXXX OH    2/XX/1999  1/XX/1999    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 02/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/1999 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 02/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 02/XX/1999.
2480112050 XXXXXXXXXX XXXXXXXXXX NC    8/XX/1998  8/XX/1998    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     amount financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 08/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,533.58 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $188,933.45 in the amount of
                                                                                                                                                                                                                 $399.87.
5868601680 XXXXXXXXXX XXXXXXXXXX OH    8/XX/1996  7/XX/1996    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Unable to determine source of under disclosure as there is no                                                                                      -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Itemization of amount financed disclosure present in file.Federal Compliance - CHARM
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 07/XX/1996 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $146,131.25 is underdisclosed from calculated Finance Charge of $146,280.69
                                                                                                        following                                                                                                in the amount of $149.44.
                                                                                                        clauses:: ___
2357128032 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2001  2/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4402457265 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  Missing Signature on Affiliated Business Arrangement DisclosureMiscellaneous Compliance -
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2104583194 XXXXXXXXXX XXXXXXXXXX IL    11/XX/1996 10/XX/1996   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL itemization did not disclose a recording fee of $15, courier fee                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     of $32.50, funding fee of $65, processing fee of 200 or settlement fee of $125 as prepaid date of 10/XX/1996 which is 1 months prior to consummation. A lookback was performed  finance charge.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,263.96 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $236,730.00 in the amount of
                                                                                                                                                                                                                 $466.04.
3602352980 XXXXXXXXXX XXXXXXXXXX NC    8/XX/1999  7/XX/1999    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - It appears a lower Index was used at origination than the 5.58% Index                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available within the look-back period.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TransactionFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 12.03000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 12.40118% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $161,216.60 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $170,358.97 in the amount of $9,142.37.
1907517838 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 04/XX/2008 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7885489344 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2990872992 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                        Security                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7451824830 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
3495079216 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Tennessee Prepayment Penalty TestFederal Compliance - Missing Initial                                                                                -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Loan Application Test
                                                                                                                                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Tennessee Prepayment
                                                                                                                                                                                                                 Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
6913243290 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 03/XX/2008 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1483204008 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7939374595 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4225616120 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
3326422605 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  2/XX/2008    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge:    State Compliance - Illinois Late Charge Percent TestingFederal Compliance - Missing                                                                                     -
                                                                          Other                                                                                                                                  Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B] Federal      Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
8306958697 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8842247617 XXXXXXXXXX XXXXXXXXXX OR    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Oregon Prepayment Penalty Max PrepayFederal Compliance - Missing                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Initial Loan Application Test
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty
                                                                                                                                                                                                                 Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
9827182943 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9360045725 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under-disclosure due to lender utilizing an index value of 4.88% per                                                                               -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing approval, however the lowest index value available in the lookback period is 4.9%Federal
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $272,883.83 is underdisclosed from calculated Finance Charge of $273,904.81 in the amount of $1,020.98.
7735193780 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7859614708 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestState Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8314325448 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under-disclosure due to lender utilizing an index value of 4.85% per                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     approval, however the lowest index value available in the lookback period is 4.9%Federal date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,436.70 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $243,397.82 in the amount of
                                                                                                                                                                                                                 $961.12.
3126512581 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                 -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4444050527 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9595283561 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
4340485386 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6280550924 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Fees are under disclosed $1,023.34.  Itemization not provided.                                                                                     -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Unable to verify the reason for the under disclosure without the itemization.Federal
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application TestApplication / Processing - Missing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  Document: Missing Lender's Initial 1003
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,405.86 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $187,429.20 in the amount of
                                                                                                        and does not                                                                                             $1,023.34.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4270474311 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4250275097 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under-disclosure due to lender utilizing an index value of 4.85% per                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   approval, however the lowest index value available in the lookback period is 4.88%.Federal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Test
                                                                                                        contain the                                                                                              date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.18300%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.20136% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $238,433.44 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $313,729.22 in the amount of $75,295.78.
2049084942 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2391149158 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Fees are under disclosed $117.86.  Itemization not provided.  Unable                                                                               -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            to verify the reason for the under disclosure without the itemization.Federal Compliance -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Test
                                                                                                                                                                                                                 tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $299,563.80 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $299,681.66 in the amount of $117.86.
2177093623 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
6353930206 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
3221224265 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine under disclosure due to fee breakdown not stated                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   on itemization of amount financedFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $366,185.65 is underdisclosed from calculated Finance Charge of $366,425.27 in the amount of $239.62.
2272496090 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
4713870559 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2031203873 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 06/XX/2007 which is 1
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application
                                                                                                        following                                                                                                date.
                                                                                                        clauses:: ___
7299716274 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
4507972289 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
5041578641 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2378929046 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Disbursement DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
4136196205 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3896024970 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4135583603 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                                 -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 8.35000%.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5471279087 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9073578216 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9151135759 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        not on a                                                                                                 tests were run using an application date of 05/XX/2007 which is 0 months prior to     Test
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                        following                                                                                                Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3172109338 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7644305134 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TILA Rescission -         Test
                                                                                                        not on a                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        FNMA/FHLMC form                                                                                          Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days from transaction date of 04/XX/2007.[B] Federal Compliance - TILA
                                                                                                        contain the                                                                                              Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        following                                                                                                in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior
                                                                                                        clauses:: ___                                                                                            to expected date(XXXXXXXXXXX).
8659429939 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8815222215 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disbursement Date Less than 3 Business Days From Transaction Date within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2000, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
8236986701 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                       Tested     TR Tested
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestClosing / Title - Missing Document: HUD-1 Addendum not provided to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9567445300 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Timing TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Days of Application
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9708879232 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: RefinanceFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6922682699 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        not on a                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                        FNMA/FHLMC form                                                                                          consummation. Note date used as transaction date for purposes of determining
                                                                                                        and does not                                                                                             compliance with rescission timing requirements
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2287519079 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Closing instructions indicate the Index used was 5.217%. The lowest                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Index available within the look-back period is 5.26583%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Penalty: Maximum calculated prepay of $3,040.00 exceeds the state maximum of 2 months
                                                                                                        contain the                                                                                              interest calculated on 2/3 of the original balance (XXXXXXXXXXX).[B] Federal
                                                                                                        following                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        clauses:: ___                                                                                            located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $314,397.98
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $316,203.24 in the amount of
                                                                                                                                                                                                                 $1,805.26.
1004556144 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1814865380 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1617473031 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3876241736 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed Transaction Date on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
1771876699 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3966074677 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Closing instructions indicate the Index used was 4.897%. The lowest                                                                                -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Index available within the look-back period is 5.08083%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,897.99 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $255,474.04 in the amount of
                                                                                                                                                                                                                 $11,576.05.
9542647844 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6588710084 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Under disclosure due to available index value being
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     5.08083% but per Approval the Lender used an index value of 4.897%.
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,014.97
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $202,237.60 in the amount of
                                                                                                        contain the                                                                                              $8,222.63.
                                                                                                        following
                                                                                                        clauses:: ___
6288761079 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - Closing                                                                                -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing instructions indicate the Index used was 4.34%. The lowest Index available within the information.[B] State Compliance - California Prepayment Penalty ARM Test: California look-back period is 4.6%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being  Compliance - ARM Disclosure Timing TestState Compliance - California Prepayment Penalty
                                                                                                                                                                                                                 permitted to prepay the loan without penalty within 90 days of notification of any    ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 increase in the interest rate, depending on the lender's license type.[B] Federal     Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.40200% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.71397% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $327,814.86 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $343,798.54 in the amount of $15,983.68.
6730570227 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Commitment and Approval indicate the Index used was 4.340%. The                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   closest Index available in our look-back period is 4.600%.Federal Compliance - TIL APR
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Tolerance Irregular TransactionFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.98000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 8.23339% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $323,404.83 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $333,714.03 in the amount of $10,309.20.
1317490345 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - Approval indicates the Index used was 4.774%. The
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    closest Index available in our look-back period is 4.99667%.Federal Compliance - CHARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $280,546.16 is underdisclosed from calculated Finance Charge of $287,111.50 in the amount of $6,565.34.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1044455145 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   value of  4.34% per the (Approval),    however the lowest index value available in the
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    lookback period is 4.59%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,047.67
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $307,512.70 in the amount of
                                                                                                                                                                                                                 $9,465.03.
4683121836 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Closing instructions indicate the Index used was 4.897%. The lowest                                                                                -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Index available within the look-back period is 5.08083%.Federal Compliance - TILA
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $356,043.08 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $364,767.90 in the amount of
                                                                                                                                                                                                                 $8,724.82.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
3621183741 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - Per approval the Index source used indicates the
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Index used was 4.774%. The closest Index available in our look-back period is
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       4.99667%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,405.70
                                                                                                        and does not                                                                                             is underdisclosed from calculated Finance Charge of $207,071.03 in the amount of
                                                                                                        contain the                                                                                              $6,665.33.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        following                                                                                                Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                        clauses:: ___                                                                                            on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6522814371 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /   Homestead                    B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Closing instructions indicate the Index used was 4.11%. The lowest                                                                                 -
                                                                          Debt Consolidation            Title -         Exemption                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Index available within the look-back period is 4.49%.Federal Compliance - TIL APR
                                                                                                        Security        Waiiver not                                                                              practicable time after using credit score.[B] Federal Compliance - Missing Initial    Tolerance Irregular TransactionFederal Compliance - Right of Rescission Timing - Receipt
                                                                                                        Instrument is   included in                                                                              Loan Application Test: No evidence of application date located in file.  Compliance   Date MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        not on a        security                                                                                 tests were run using an application date of 09/XX/2006 which is 0 months prior to     Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form instrument.                                                                              consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                        contain the                                                                                              Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        following                                                                                                Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                        clauses:: ___                                                                                            TIL APR of 7.81400% is underdisclosed from calculated APR of 8.15045% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $162,734.64 is underdisclosed from calculated Finance Charge of $171,038.11 in the amount of $8,303.47.
8183289990 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Closing instructions indicate the Index used was 4.11%. The lowest                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Index available within the look-back period is 4.49%.Federal Compliance - TIL APR
                                                                                                        Security                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Tolerance Irregular TransactionFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                        Instrument is                                                                                            file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 months prior to consummation. A lookback was performed to determine this application  Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                        and does not                                                                                             Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       Initial Loan Application Test
                                                                                                        contain the                                                                                              signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 7.67500% is underdisclosed from calculated APR of 8.04212% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $302,197.36 is underdisclosed from calculated Finance Charge of $315,299.92 in the amount of $13,102.56.
5946229014 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Closing instructions indicate the Index used was 4.64%. The
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   lowest Index available within the look-back period is 4.89667%.Federal Compliance - CHARM
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,832.74 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $253,090.86 in the amount of
                                                                                                                                                                                                                 $13,258.12.
5681889001 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance - Missing                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Initial Loan Application Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3487586062 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - Closing instructions indicate the Index used was
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.46%. The lowest Index available within the look-back period is 3.66%.Federal Compliance
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,882.19 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $205,072.64 in the amount of
                                                                                                                                                                                                                 $10,190.45.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4154550881 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Closing instructions indicate the Index used was 3.36%. The lowest                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Index available within the look-back period is 3.56%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 California Prepayment Penalty:  Interest rate increase may be invalid due to borrower California Prepayment Penalty ARM Test not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $260,063.85 is underdisclosed from calculated Finance Charge of $274,562.72 in the amount of $14,498.87.
8415107299 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Closing instructions indicate the Index used was 3.36%. The
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    lowest Index available within the look-back period is 3.56%.Federal Compliance - CHARM
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time    - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 after using credit score.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,796.18 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $215,525.32 in the amount of
                                                                                                                                                                                                                 $9,729.14.
1698197090 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Closing instructions indicate the Index used was 3.36%. The
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   lowest Index available within the look-back period is 3.46%.Federal Compliance - CHARM
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,235.25 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $84,609.04 in the amount of
                                                                                                                                                                                                                 $1,373.79.
4462346312 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet                                                                                       -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Under
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       disclosure is due to the lender utilizing an index value of 3.24% per the Approval,
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -     however the lowest index value available in the look back period is 3.46%.Federal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - TIL APR Tolerance Irregular TransactionMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business      Initial GFE not provided
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.14000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.40365% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,283.84
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $188,310.03 in the amount of
                                                                                                                                                                                                                 $9,026.19.
5911435026 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Under disclosure is due to the lender utilizing an index value of 3.36% per the approval,
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            however the lowest index value available in the lookback period is 3.46%.Federal
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   MissingFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $245,554.09 is underdisclosed from calculated Finance Charge of $250,039.00 in the amount of $4,484.91.
2103215148 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Approval indicates the Index used was 3.24%. The closest
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Index available in our look-back period is 3.46%.Federal Compliance - CHARM Booklet provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,903.70 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $216,244.36 in the amount of
                                                                                                                                                                                                                 $10,340.66.
8816002619 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Index used per loan approval is 3.14% and the only index available to                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing select in our look back is 3.36%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable    TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Federal FACTA
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing Test
                                                                                                        not on a                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                        and does not                                                                                             did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                        contain the                                                                                              after using credit score.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                        following                                                                                                Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,456.76 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $251,367.50 in the amount of
                                                                                                                                                                                                                 $11,910.74.
9469744312 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Days From Transaction DateFederal Compliance - Approval indicates the Index used
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   was 3.14%. The closest Index available in our look-back period is 3.46%.Federal Compliance
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        clauses:: ___                                                                                            Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.92200% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.20550% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $112,248.39 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $121,570.37 in the amount of $9,321.98.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
9442165504 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Loan Commitment and Approval indicate the Index used was 3.140%. The                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   closest Index available in our look-back period is 3.240%.Federal Compliance - ARM
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Test
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application
                                                                                                        FNMA/FHLMC form                                                                                          date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        contain the                                                                                              Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,705.71 is
                                                                                                        following                                                                                                underdisclosed from calculated Finance Charge of $234,528.82 in the amount of
                                                                                                        clauses:: ___                                                                                            $5,823.11.
5256905075 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.35% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.67%.Federal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                                                                                                                                 State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty           Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $223,696.26 is underdisclosed from calculated Finance Charge of $234,412.89 in the amount of $10,716.63.
6218443004 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   3.06% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.36%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TimingState Compliance - New York Prepayment PenaltyState Compliance - New York Late
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Charge Percent TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.51000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TIL APR
                                                                                                                                                                                                                 Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.68800% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 6.96999% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $183,032.55 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $197,849.19 in the amount of $14,816.64.
9567044163 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   value of 2.97% per the approval, however the lowest index value available in the lookback
                                                                                                        not on a                                                                                                 tests were run using an application date of 11/XX/2005 which is 1 months prior to     period is 3.24%.Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $106,260.24 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $112,898.10 in the amount of $6,637.86.
                                                                                                        clauses:: ___
3582657723 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - Underdisclosure is due to lender using an index
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     (3.0%) outside of the look back period.  Actual index is 3.51167%Federal Compliance - TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment      StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - Illinois
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not       Prepayment Penalty
                                                                                                                                                                                                                 permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 6.31700% is underdisclosed from calculated APR of 6.64461% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $173,240.61 is underdisclosed from calculated Finance Charge of $186,807.89 in the amount of $13,567.28.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6474116945 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Loan Approval indicates Index used was 2.97%; however, closest Index                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available in the look back period is 3.14%Federal Compliance - ARM Disclosure Timing
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TestFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                        contain the                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,428.59
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $156,210.91 in the amount of
                                                                                                                                                                                                                 $6,782.32.
6656013344 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   RefinanceFederal Compliance - ARM Disclosure Timing TestFederal Compliance - (Missing
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Data) Unable to determine if loan is a same lender refiFederal Compliance - Under
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       disclosure is due to the lender utilizing an index value of 2.390% per the approval,
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - (Missing Data) Unable  however the lowest index value available in the look back period is 2.61000%Federal
                                                                                                        FNMA/FHLMC form                                                                                          to determine if loan is a same lender refi: Original Lender was not able to be        Compliance - CHARM Booklet Disclosure Status
                                                                                                        and does not                                                                                             determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        following                                                                                                TIL Finance Charge of $169,760.21 is underdisclosed from calculated Finance Charge of
                                                                                                        clauses:: ___                                                                                            $181,002.78 in the amount of $11,242.57.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                 Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4033816630 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 1.693%. The closest Index                                                                                    -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 1.99583%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Timing TestState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     PenaltyFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] State Compliance -
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 5.48800% is underdisclosed from calculated APR of 5.76193% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $87,201.28 is underdisclosed from calculated Finance Charge of $93,233.39 in the amount of $6,032.11.
5501194357 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  (Counseling Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Counseling Notice Not ProvidedState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    (Borrower Bill of Rights Disclosure Not Provided)Federal Compliance - Under disclosure is
                                                                                                                                                                                                                 borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower   due to the lender utilizing an index value of 2.19% per the Approval, however the lowest
                                                                                                                                                                                                                 Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   index value available in the look-back period is 2.28%.
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.[B] State Compliance -
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan
                                                                                                                                                                                                                 Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 Notice not provided to borrower.[B] State Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                 Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:
                                                                                                                                                                                                                 List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $80,435.06 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $82,176.93 in the amount of $1,741.87.
1774743565 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Compliance - Federal FACTA Disclosure Timing TestFederal Compliance - Loan commitment and
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      approval indicates the Index used was 2.00%. The lowest Index available within the
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    look-back period is 2.08%.Federal Compliance - (Missing Data) Unable to determine if loan
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   is a same lender refi
                                                                                                                                                                                                                 tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,496.50 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $123,848.66 in the amount of
                                                                                                                                                                                                                 $2,352.16.
2156841902 XXXXXXXXXX XXXXXXXXXX MN    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under-disclosure due to lender utilizing an index value of 2.02% per                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   approval, however the lowest index value available in the lookback period is 2.19%.Federal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal Compliance
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $12.00 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $143,970.27 in the amount of $143,958.27.
2498547374 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Approval indicates the Lender used an Index of 1.94%. The
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   closest Index available in our look back period is 2%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $87,595.82 is underdisclosed from calculated Finance Charge of $88,589.56 in the amount of $993.74.
2471007373 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  5/XX/2005    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The Approval indicates the Index used was 2.39%. The lowest Index                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the Look-back period is 2.70%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment      Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an      Loan Application TestMiscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 interest rate of greater than 8%. Loan contracts for an interest rate of              results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.29500%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 5.60336% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $175,746.94 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $191,591.46 in the amount of $15,844.52.
2689108584 XXXXXXXXXX XXXXXXXXXX NV    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 1.162%. The lowest Index                                                                                     -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   available within the look-back period is 1.27667%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,295.52 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $190,309.61 in the amount of
                                                                                                                                                                                                                 $5,014.09.
6194162637 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the index rate used was 1.162%.  The closest index                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     in our look-back period is 1.355%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   StatusFederal Compliance - ARM Disclosure Status TestState Compliance - Michigan
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Prepayment PenaltyState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights       Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill   Notice Not ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 of Rights disclosure not provided to borrower.[B] State Compliance - Michigan         Bill of Rights Disclosure Not Provided)Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Application Test
                                                                                                                                                                                                                 Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                                                                 provided to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance
                                                                                                                                                                                                                 - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $862.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $36,958.73 is underdisclosed from calculated Finance Charge of $39,114.06 in the amount of $2,155.33.
5283476437 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  7/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Index used per final loan approval is 1.85% and the only index available to
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   select in our look back is 1.91%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $176,977.22 is underdisclosed from calculated Finance Charge of $179,824.47 in the amount of $2,847.25.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 07/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2004.
9340516732 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestState Compliance - California Prepayment Penalty ARM TestFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    The Approval indicates the Index used by the Lender was 1.085%. The only Index available
                                                                                                                                                                                                                 California Prepayment Penalty:  Interest rate increase may be invalid due to borrower in the drop down is 1.11833%.
                                                                                                                                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $190,575.59 is underdisclosed from calculated Finance Charge of $192,198.36 in the amount of $1,622.77.
8540206640 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2004  8/XX/2004    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - California                                                                                       -
                                                                                                        Title -                                                                                                  Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Prepayment Penalty ARM Test
                                                                                                        Security                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in
                                                                                                        Instrument is                                                                                            the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        FNMA/FHLMC form                                                                                          Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3484842232 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet                                                                                       -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 04/XX/2004 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
7111173027 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Per                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   approval the Index source used indicates the Index used was 1.85%. The closest Index
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  available in our look-back period is 1.88%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,025.73 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $148,967.11 in the amount of
                                                                                                                                                                                                                 $941.38.
5803873944 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure due to available index value being 1.11833% but per                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Approval the Lender used an index value of 1.085%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Application Test
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,732.52 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $180,438.09 in the amount of
                                                                                                                                                                                                                 $1,705.57.
4112107741 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        CHARM Booklet Disclosure StatusState Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Compliance - Missing Initial Loan Application TestClosing / Title - (Doc Error) TIL Error:
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Borrower signature not dated.
                                                                                                                                                                                                                 using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.
6587000222 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   amount financed.Federal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $119,271.13 is underdisclosed from calculated Finance Charge of $119,425.66 in the amount of $154.53.
4139448545 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - TILA Notice of Right to Cancel      Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3899947523 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   1.212% per approval, however the lowest index value available in the look back period is
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     1.27667%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure StatusState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Michigan Consumer        Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan
                                                                                                        FNMA/FHLMC form                                                                                          Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan   Consumer Caution and Home Ownership Counseling Notice Not ProvidedState Compliance -
                                                                                                        and does not                                                                                             Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not
                                                                                                        contain the                                                                                              borrower.[B] State Compliance - Michigan Consumer Caution and Home Ownership          Provided)Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                        following                                                                                                Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer  Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            Caution and Home Ownership Counseling Notice not provided to borrower.[B] State
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan Prepayment Penalty:
                                                                                                                                                                                                                 Michigan Prepayment Penalty: Maximum calculated prepay of $2,056.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,649.65
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $110,969.89 in the amount of
                                                                                                                                                                                                                 $2,320.24.
7770053767 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies                                                                                       -
                                                                          Other                         Title -                                                                                                  Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                        Security                                                                                                 Bill of Rights disclosure not provided to borrower.[B] State Compliance - Michigan    ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of
                                                                                                        Instrument is                                                                                            Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Rights Disclosure Not Provided)State Compliance - Michigan Prepayment PenaltyFederal
                                                                                                        not on a                                                                                                 Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not   Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        and does not                                                                                             (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                        contain the                                                                                              HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance
                                                                                                        following                                                                                                - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay
                                                                                                        clauses:: ___                                                                                            of $2,160.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7546154313 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2008 which is 1 months   Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                 Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4698399788 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6425030261 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7912364228 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3820763490 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 the proper Model Form for a refinance by a creditor that is not considered the        TILA SOL.Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                                                                                                                                 original creditor. The H-9 form was used, the H-8 form should have been used.         Lender Refinance
9615292370 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateState Compliance - New Jersey Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3179567230 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on Refinance
                                                                                                        Security                                                                                                 the proper Model Form for a refinance by a creditor that is not considered the
                                                                                                        Instrument is                                                                                            original creditor. The H-9 form was used, the H-8 form should have been used.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5499588160 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 01/XX/2008 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1003252165 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7363469749 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7702727661 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9950944013 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2278588830 XXXXXXXXXX XXXXXXXXXX UT    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
1162768725 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  refiFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1404847632 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7925351271 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9822393521 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     TILA SOL.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   PartiesFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 05/XX/2007   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this   Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        clauses:: ___                                                                                            Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                 Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                 Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2190538851 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Compliant TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                        FNMA/FHLMC form                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                        and does not                                                                                             after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        following                                                                                                using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.
5863441683 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3279215360 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5003999867 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9911378506 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Financed does not contain break down of the fees.Federal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        not on a                                                                                                 tests were run using an application date of 04/XX/2007 which is 1 months prior to     Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $371,119.50 is underdisclosed from calculated Finance Charge of $371,475.75 in the amount of $356.25.
7948614464 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Payoff Statement MissingFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8039377512 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Closing instructions indicate the Index used was 5.301%. The
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   lowest Index available within the Look-back period is 5..33583%.Federal Compliance - CHARM
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] State Compliance - Illinois
                                                                                                                                                                                                                 Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $259,789.92 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $261,548.28 in the amount of $1,758.36.
6724258242 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Missing Initial Loan Application TestState Compliance - Illinois                                                                                   -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Prepayment Penalty
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 12.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
9970310811 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3673910950 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8280444041 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TIL Itemization finance charge calculation reflects total of $4635.30                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   which is positive variance from $4273.30 actual.  Breakdown is not provided.  Closing
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     instructions indicate the Index used was 4.75%. The closest Index available in the
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       look-back period is 4.79%.State Compliance - Illinois Prepayment PenaltyFederal Compliance
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 application.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $310,850.88 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $311,964.47 in the amount of $1,113.59.
7631594523 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7124984673 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - New York Late Charge Percent TestingFederal Compliance - CHARM Booklet                                                                               -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disclosure StatusFederal Compliance - Approval indicates the index rate used was 5.266%.
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     The closest index in our look-back period is 5.33750%.State Compliance - New York
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Prepayment PenaltyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 04/XX/2007 which is 1
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application
                                                                                                        following                                                                                                date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                        clauses:: ___                                                                                            Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                 State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                 prepay term allowed on a loan with an interest rate greater than 6% is 12 months.
                                                                                                                                                                                                                 Loan with an interest rate of 7.96600% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,784.40 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $309,069.74 in the amount of
                                                                                                                                                                                                                 $2,285.34.
5174044783 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4007472058 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice Disbursement Date
                                                                                                        Security                                                                                                 of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5838206553 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingState Compliance - California Prepayment Penalty ARM
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1910261303 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Per approval the Index source used indicates the Index used
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   was 3.94%. The closest Index available in our look-back period is 4.34%.Federal Compliance
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    - TIL APR Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Missing Initial Loan Application Test date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.53300% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.88570% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $265,048.31 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $286,609.95 in the amount of $21,561.64.
1566789371 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.79% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.94%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,447.30
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $383,536.01 in the amount of
                                                                                                                                                                                                                 $14,088.71.
7912690501 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 3.66%. The lowest
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the look-back period is 3.94%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Disclosure Timing Test
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $215,089.21 is underdisclosed from calculated Finance Charge of $228,218.49 in the amount of $13,129.28.
6567305558 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Underdisclosed due to incorrect payment stream after the NegAm                                                                                     -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing periodFederal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.25000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.63843% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $388,290.89 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $432,957.79 in the amount of $44,666.90.
9803942389 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disbursement DateFederal Compliance - The Approval indicates the Index used was 3.66%.
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   The only Index available in the drop down is 3.94%Federal Compliance - The Approval
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    indicates the Index used was 3.66%.  The only Index available in the drop down is
                                                                                                        not on a                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    3.94%Federal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                        FNMA/FHLMC form                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time    DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        and does not                                                                                             after using credit score.[B] Federal Compliance - Missing Initial Loan Application    Disclosure Status TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        following                                                                                                using an application date of 05/XX/2006 which is 1 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 6.54200% is underdisclosed from calculated APR of 6.80859% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $428,609.13 is underdisclosed from calculated Finance Charge of $462,163.51 in the amount of $33,554.38.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
4130061432 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   3.660% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 3.94000%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.37000%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.63637% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $206,191.92 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $220,634.24 in the amount of $14,442.32.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9222148596 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     3.56% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed  3.79%.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $190,364.35 is underdisclosed from calculated Finance Charge of $201,942.43 in the amount of $11,578.08.
8588752164 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Missing Initial Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8922971996 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Closing                                                                                        -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        instructions indicate the Index used was 3.46%. The closest Index available in our
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      look-back period is 3.66%.
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,739.62 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $194,741.48 in the amount of
                                                                                                                                                                                                                 $7,001.86.
7122961449 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - The Approval indicates the Index used was 3.46%. The lowest
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Index available within the Look-back period is 3.66%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          did not provide FACTA Credit Score Disclosure within a reasonably practicable time    Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        and does not                                                                                             after using credit score.[B] Federal Compliance - Missing Initial Loan Application    Test
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        following                                                                                                using an application date of 04/XX/2006 which is 0 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $144,782.16 is underdisclosed from calculated Finance Charge of $151,194.37 in the amount of $6,412.21.
9586439738 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $169,501.10 is underdisclosed from calculated Finance Charge of $173,675.73 in the amount of $4,174.63.
1812121190 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Lender used an Index of 3.4%. The closest                                                                                   -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Index available in our look back period is 3.56%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                        contain the                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                        clauses:: ___                                                                                            did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,007.57
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $267,570.25 in the amount of
                                                                                                                                                                                                                 $6,562.68.
2375495718 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing detailed                                                                                       -
                                                                          Home Improvement              Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        and does not                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        following                                                                                                application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        clauses:: ___                                                                                            In Lending Act: Final TIL Finance Charge of $189,971.46 is underdisclosed from calculated Finance Charge of $196,751.21 in the amount of $6,779.75.
2376227481 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.36% per the Approval, however the lowest index value available in the look-back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 3.46%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,003.67 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $166,970.02 in the amount of
                                                                                                                                                                                                                 $3,966.35.
3250476159 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Application Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2006.
7602757432 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Act:  Final TIL APR of 5.99300% is underdisclosed from calculated APR of 6.36490%     Disbursement DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under   index value of 2.49% per the approval, however the lowest index value available in the
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,432.50 is           lookback period is 2.83%.Federal Compliance - TIL APR Tolerance Irregular Transaction
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $233,761.91 in the amount of
                                                                                                                                                                                                                 $21,329.41.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8549745472 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  3/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Per approval lender utilized index rate of 2.28% and only
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      acceptable index available in table is 2.52%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in  California Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        following                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Timing Test
                                                                                                        clauses:: ___                                                                                            Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $159,635.31 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $169,089.65 in the amount of $9,454.34.
9682563513 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2004 11/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates Index used was 1.355, he lowest index within look                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   back is 1.56333Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,956.60 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $97,461.90 in the amount of
                                                                                                                                                                                                                 $5,505.30.
2147672753 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Under disclosure is due to the lender utilizing an index value of 2.610% per the approval,
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   however the lowest index value available in the lookback period is 2.70%.Federal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $204,817.39 is underdisclosed from calculated Finance Charge of $210,006.81 in the amount of $5,189.42.
8946239402 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3875305027 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Business Days From Transaction DateFederal Compliance - Per the lender commitment the
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       index utilized was 2.52% but the lowest index available in our look-back is 2.61%.Federal
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of              Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA      TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $136,579.26 is underdisclosed from calculated Finance Charge of $139,958.46 in the amount of $3,379.20.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9374984323 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing   Federal Compliance - Loan Approval indicates the index used was 1.693%.  The closest index                                                                              -
                                                                          Debt Consolidation                                                                                                                     RTC Signature Date. Unable to determine compliance with rescission timing             available in our look-back period is 2.16333%.Federal Compliance - Under disclosed fees requirements.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth  resulting in excessive APRFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 5.04900% is underdisclosed from calculated APR of   Missing
                                                                                                                                                                                                                 5.51669% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,143.99
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $162,315.81 in the amount of
                                                                                                                                                                                                                 $20,171.82.
9897378668 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Loan Approval indicates Index used was 2.28%; however, closest Index                                                                               -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $181,821.33 is underdisclosed from calculated        available in the look back period is 2.52%
                                                                                                                                                                                                                 Finance Charge of $194,548.45 in the amount of $12,727.12.
8692548186 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Within 3 Business Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6038516961 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine reason for under disclosure as the itemization of                                                                              -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $46,841.65 is underdisclosed from calculated Finance amount financed does bot provide a break down.
                                                                                                                                                                                                                 Charge of $47,061.94 in the amount of $220.29.
3855233517 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2004  1/XX/2004    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestState Compliance - California Prepayment Penalty ARM Test
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:
                                                                                                        Instrument is                                                                                            California Prepayment Penalty:  Interest rate increase may be invalid due to borrower
                                                                                                        not on a                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification
                                                                                                        FNMA/FHLMC form                                                                                          of any increase in the interest rate, depending on the lender's license type.[B]
                                                                                                        and does not                                                                                             Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        contain the                                                                                              Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        following                                                                                                borrower.
                                                                                                        clauses:: ___
2929760905 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2004  2/XX/2004    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Timing TestState Compliance - California Prepayment                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Penalty ARM TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    Business Arrangement Disclosure
                                                                                                        Instrument is                                                                                            California Prepayment Penalty:  Interest rate increase may be invalid due to borrower
                                                                                                        not on a                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification
                                                                                                        FNMA/FHLMC form                                                                                          of any increase in the interest rate, depending on the lender's license type.[B]
                                                                                                        and does not                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                        clauses:: ___
7760944148 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation            Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           of Payments, and Projected Payments) testing was not performed, however loan is outside of (2020-02-25): Unable to   (2020-02-25): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - CHARM  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing  procure.                  procure.
                                                                                                        Instrument is                                                                                            Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                        not on a                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2093853198 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
9825442842 XXXXXXXXXX XXXXXXXXXX MO    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
7210318348 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2003 11/XX/2003   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.
9395491008 XXXXXXXXXX XXXXXXXXXX MN    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to Itemization does not                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     break down fees included in the finance chargesFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,524.29 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $133,569.74 in the amount of $45.45.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4414563528 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4701783899 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2004  1/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Final TIL EstimatedFederal Compliance - CHARM Booklet Disclosure                                                                                   -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
7763738062 XXXXXXXXXX XXXXXXXXXX DE    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2801217661 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1210082584 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 08/XX/2003 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6475027874 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2003 9/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
1116668033 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2003 9/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.                                                             TILA SOL.Federal Compliance - CHARM Booklet Disclosure Status
5163622931 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2003.
2621455715 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1673746349 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2003 8/XX/2003    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4233524871 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4109595717 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingState Compliance -                                                                                 -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Wisconsin Prepayment Penalty ARM TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Wisconsin Prepayment Penalty ARM Testing:
                                                                                                                                                                                                                 Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
8559591065 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2003 9/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4508623966 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2003  3/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Application Test
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 03/XX/2003 which is 0 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                        contain the                                                                                              Final TIL was not provided to the borrower by closing.
                                                                                                        following
                                                                                                        clauses:: ___
6756871557 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2003  5/XX/2003    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - RESPA Disclosure - Affiliated Business   TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure  Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          to applicant within three (XXXXXXXXXXX) business days of application.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7272908056 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                   -
                                                                          Debt Consolidation                                                                                                                     (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1759064265 XXXXXXXXXX XXXXXXXXXX TN    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - ARM
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Disclosure Compliant TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2006.
1344268682 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 02/XX/2008
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        clauses:: ___                                                                                            Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9572523826 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
6043151739 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Addendum: Note  does not                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to
                                                                                                        P&I does not    correspond                                                                               three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
                                                                                                        match           with the loan
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4527395944 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
9484833015 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
6424221855 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Under disclosure is in the payments.  Final TIl does not
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       reflect the interest adjustments in the payments.Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Business Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 using an application date of 02/XX/2005 which is 1 months prior to consummation. A    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $137,858.14 is underdisclosed from calculated Finance Charge of $140,319.73 in the amount of $2,461.59.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2005.
7570758066 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Application Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5753180720 XXXXXXXXXX XXXXXXXXXX KY    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TIL payment Stream calculation disclosed 360 monthly fixed payments                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of $843 and Actual Calculated Payment Stream reflects 36 monthly payments of $843, 323
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    payments of $653.15 and 1 payment of $661.49.Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance         TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,610.31 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $163,907.25 in the amount of
                                                                                                                                                                                                                 $3,296.94.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5031371930 XXXXXXXXXX XXXXXXXXXX LA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $795.29 does not correspond with the                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Federal Compliance - Final TIL APR
                                                                                                        (Missing Doc)                                                                                            03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Under/Over Disclosed By Greater Than 0.125%Federal Compliance - TILA Rescission -
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match                                                                                                    using an application date of 02/XX/2008 which is 1 months prior to consummation. A    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Missing
                                                                                                        Note P&I of ___                                                                                          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I                                                                                           provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 9.11000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 9.42683% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,739.04
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $291,151.71 in the amount of
                                                                                                                                                                                                                 $11,412.67.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
1998016462 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateState Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Disclosure Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Missing
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                        of ___                                                                                                   Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2008.
8135767714 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.              Disclosure Missing
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3814055044 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Unable to determine index rate used.Federal Compliance - CHARM                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Booklet Disclosure StatusFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          than 3 Business Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        and does not                                                                                             Lending Act: Final TIL Finance Charge of $128,915.15 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $129,761.95 in the amount of $846.80.[B] Federal
                                                                                                        following                                                                                                Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        clauses:: ___                                                                                            Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2004.
3031972210 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Michigan Consumer                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Caution and Home Ownership Counseling Notice Not Provided TimelyState Compliance -
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] State     Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights       Timely)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Timely): Unable to determine compliance with timing           Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8429158211 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Missing
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
7351116571 XXXXXXXXXX XXXXXXXXXX OK    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL Itemization did not disclose the $44 recording
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  service fee as prepaid finance charges.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                 using an application date of 07/XX/2006 which is 1 months prior to consummation. A    0.125%Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 10.88000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 11.45927% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,453.39
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $110,500.99 in the amount of
                                                                                                                                                                                                                 $47.60.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
8608590297 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - FACTA Disclosure MissingFederal Compliance - Missing Initial
                                                                                                        Missing Note                                                                                             Compliance tests were run using an application date of 10/XX/2006 which is 1 months   Loan Application Test
                                                                                                        Addendum: Note                                                                                           prior to consummation. A lookback was performed to determine this application date.
                                                                                                        P&I does not
                                                                                                        match
                                                                                                        calculated P&I:
                                                                                                        Note P&I of ___
                                                                                                        does not match
                                                                                                        Calculated P&I
                                                                                                        of ___
8920423323 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
7550773510 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7801854591 XXXXXXXXXX XXXXXXXXXX MO    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Missouri Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                   -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2007 which is 0 months   FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $3,072.05 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3714043979 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.State Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Application TestFederal Compliance - FACTA Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - Under disclosure due to payment stream resulting from DSI.Federal Compliance
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   - Under disclosure due to payment stream resulting from DSI.Federal Compliance -
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  Disbursement Date Missing provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                 0.125%: Truth In Lending Act:  Final TIL APR of 10.65000% is underdisclosed from calculated APR of 11.13930% outside of 0.125% tolerance.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $160,540.45 is underdisclosed from calculated Finance Charge of $167,718.13 in the amount of $7,177.68.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
3371789572 XXXXXXXXXX XXXXXXXXXX OK    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2005.
8249037045 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal                                                                                   -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL APR  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 9.88000% is underdisclosed from calculated APR of 10.26142% outside of 0.125%
                                                                                                                                                                                                                 tolerance.
9758631513 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
2535835442 XXXXXXXXXX XXXXXXXXXX LA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Expiration Date Prior or equal to Disbursement DateFederal Compliance - Incorrect Right To
                                                                                                                                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A    Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was    Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1639747992 XXXXXXXXXX XXXXXXXXXX NM    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                        Instrument is                                                                                            (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not  Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        not on a                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date
                                                                                                        FNMA/FHLMC form                                                                                          used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        contain the                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        clauses:: ___                                                                                            application.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
8274771234 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.
6953937354 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2004.
8822976467 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.              Disclosure Missing
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5356514387 XXXXXXXXXX XXXXXXXXXX WV    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2005.
5186874613 XXXXXXXXXX XXXXXXXXXX IN    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2541167181 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Missing
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
6342396032 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 01/XX/2008 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
1380326973 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - The TIL payment streams disclosed do not match the actual terms of                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        the note. The TIL reflects 360 fixed payments of $860. however the note terms reflect 36
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          fixed payments of $860 with an adjustable rate effective 2/03/2008.Federal Compliance -
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  CHARM Booklet Disclosure StatusFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                        not on a                                                                                                 Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance         Less than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,689.47 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $197,188.01 in the amount of
                                                                                                                                                                                                                 $498.54.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.
3256087019 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
2701237529 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   TimingFederal Compliance - ARM Disclosure Status TestState Compliance - Ohio Standard
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement Prepayment Penalty SMLAFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2175043681 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA Rescission -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance - TIL
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Payment Stream calculation reflects 360 monthly fixed payments of $837 and Actual
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Calculated Payment Stream indicates 36 monthly payments of $837, 323 payments of $857.60
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance         and 1 payment of $857.31.Federal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        and does not                                                                                             Lending Act: Final TIL Finance Charge of $196,361.25 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $203,035.36 in the amount of $6,674.11.[B] Federal
                                                                                                        following                                                                                                Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        clauses:: ___                                                                                            Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2005.
2720914513 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                        not on a                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        TestFederal Compliance - FACTA Disclosure MissingClosing / Title - (Doc Error) TIL Error:
                                                                                                        FNMA/FHLMC form                                                                                          provide FACTA Credit Score Disclosure.[B] Federal Compliance - Right of Rescission    Borrower signature not dated.
                                                                                                        and does not                                                                                             Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine
                                                                                                        contain the                                                                                              compliance with rescission timing requirements.
                                                                                                        following
                                                                                                        clauses:: ___
1526989231 XXXXXXXXXX XXXXXXXXXX LA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                          XX Points                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                            Amortization                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 10/XX/2005 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.
1723332683 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Under disclosure is in the payments.  Unable to determine index used                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   by lender; however, the only index available for our look back period is 7%.Federal
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Minnesota Late Charge Grace Period     Date Less than 3 Business Days From Transaction DateState Compliance - Minnesota Late
                                                                                                                                                                                                                 Testing: Minnesota Late Charge: Note grace period of 7 days is less than the state    Charge Grace Period TestingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 minimum of 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Missing
                                                                                                                                                                                                                 application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $187,410.99 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $192,687.45 in the amount of $5,276.46.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2005.
9388963506 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2007 which is 1 months   Provided)Federal Compliance - The TIL itemization did not disclose an attorney fee of $200
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         as a prepaid finance charge.Federal Compliance - Missing Initial Loan Application date.[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $219,464.99 is underdisclosed from calculated Finance Charge of $219,664.36 in the amount of $199.37.
4333200688 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - TIL Itemization does not disclose
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Recording Service Fee of $48.00 as a Prepaid Finance Charge.Federal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $272,356.68 is underdisclosed from calculated Finance Charge of $272,407.11 in the amount of $50.43.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5784255849 XXXXXXXXXX XXXXXXXXXX AL    5/XX/2000  4/XX/2000    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $10, whichever is Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        (Missing Doc)                                                                                            greater.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date         MissingState Compliance - Alabama Late Charge Percent and Amount TestingFederal Compliance
                                                                                                        Missing Note                                                                                             Missing: Evidence of disbursement date not found in file. Security Instrument Notary  - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note                                                                                           Date of 05/XX/2000 used as disbursement date for compliance testing.[B] Federal       MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Closing /
                                                                                                        P&I does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date   Title - (Doc Error) TIL Error: Final TIL not signed by all required partiesMiscellaneous
                                                                                                        match                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2000   Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I:                                                                                          which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        Note P&I of ___                                                                                          application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        does not match                                                                                           Missing: Missing Final TIL Signature Date. Unable to determine compliance with
                                                                                                        Calculated P&I                                                                                           rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                        of ___[B]                                                                                                Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Closing / Title                                                                                          Act:  Subject loan transaction disbursed on 05/XX/2000, prior to three (XXXXXXXXXXX)
                                                                                                        - Security                                                                                               business days from transaction date of 05/XX/2000.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3777086923 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
4700040775 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
8674391740 XXXXXXXXXX XXXXXXXXXX LA    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.                                        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                                                                                                       TILA SOL.Federal Compliance - FACTA Disclosure Missing
3252407053 XXXXXXXXXX XXXXXXXXXX MN    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006    Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
4160472432 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing Data)                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Unable to determine if loan is a same lender refiFederal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          (Counseling Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Counseling Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage
                                                                                                        and does not                                                                                             Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance         Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance
                                                                                                        contain the                                                                                              testing.[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower    - Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        following                                                                                                Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with
                                                                                                        clauses:: ___                                                                                            timing requirements due to missing Initial Loan Application Date.[B] State Compliance
                                                                                                                                                                                                                 - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2004.
9747253901 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
5376817383 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
5233458469 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Maryland Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance         ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 testing.[B] State Compliance - Maryland Late Charge Grace Period Testing: Maryland    lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Late Charge: Note grace period of 7 days is less than the state minimum of 15         Disbursement Date Missing
                                                                                                                                                                                                                 days.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
9056014629 XXXXXXXXXX XXXXXXXXXX MS    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] Federal Compliance - (Missing Data) Number of Units: Number of Units for the      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 Indeterminable
                                                                          Debt Consolidation                                                                                                                     Primary Valuation was not provided.  Any applicable Federal, State or Local           Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 compliance testing is unreliable.[B] Federal Compliance - Disbursement Date Missing:  Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Number of Units
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2007.
8358989100 XXXXXXXXXX XXXXXXXXXX ME    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as      of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           Days From Transaction DateFederal Compliance - Under disclosure is payment stream related
                                                                                                        Addendum: Note  does not                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         due to payment discrepancy.Federal Compliance - Right of Rescission Timing - Note Date
                                                                                                        P&I does not    correspond                                                                               evidence of application date located in file.  Compliance tests were run using an     used as Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match           with the loan                                                                            application date of 08/XX/2007 which is 1 months prior to consummation. A lookback    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             was performed to determine this application date.[B] Federal Compliance - RESPA       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ term and                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on loan.                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___[B]                                                                                                (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Closing / Title                                                                                          Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable
                                                                                                        - Security                                                                                               to conclusively determine date of consummation. Note date used as transaction date
                                                                                                        Instrument is                                                                                            for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        FNMA/FHLMC form                                                                                          TIL Finance Charge of $239,527.66 is underdisclosed from calculated Finance Charge of
                                                                                                        and does not                                                                                             $239,565.81 in the amount of $38.15.[B] Federal Compliance - TILA Rescission -
                                                                                                        contain the                                                                                              Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        following                                                                                                Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        clauses:: ___                                                                                            business days from transaction date of 09/XX/2007.
1580231874 XXXXXXXXXX XXXXXXXXXX MO    1/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure TimingApplication / Processing - Missing                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Document: Missing Lender's Initial 1003Federal Compliance - TILA Rescission - Disbursement
                                                                                                        Security                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Date Less than 3 Business Days From Transaction DateFederal Compliance - Disbursement Date
                                                                                                        Instrument is                                                                                            Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing
                                                                                                        not on a                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004
                                                                                                        FNMA/FHLMC form                                                                                          used as disbursement date for compliance testing.[B] Federal Compliance - TILA
                                                                                                        and does not                                                                                             Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        contain the                                                                                              in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three
                                                                                                        following                                                                                                (XXXXXXXXXXX) business days from transaction date of 01/XX/2004.
                                                                                                        clauses:: ___
7909670436 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
9154279792 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     RefinanceFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Status TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
2417589796 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days From Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     By Greater Than 0.125%Federal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     FACTA Disclosure Missing
                                                                                                        and does not                                                                                             using an application date of 11/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 1.58000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 10.55464% outside of 0.125% tolerance.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2007.
1106129723 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
7153701299 XXXXXXXXXX XXXXXXXXXX AL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9761970929 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Ohio Alternate Prepayment Penalty SMLA TestFederal Compliance - (Missing Data) Unable to
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        not on a                                                                                                 Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance         Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Disclosure Missing
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 10/XX/2005 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (XXXXXXXXXXX)[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
5743182419 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Prepayment PenaltyFederal Compliance - Missing
                                                                                                        Security                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum
                                                                                                        contain the                                                                                              calculated prepay of $4,774.91 exceeds the state maximum of 1% of the original
                                                                                                        following                                                                                                balance (XXXXXXXXXXX).[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        clauses:: ___                                                                                            Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
2690267986 XXXXXXXXXX XXXXXXXXXX AL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA - Final TIL MissingFederal Compliance - RESPA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Days of ApplicationFederal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
7182201665 XXXXXXXXXX XXXXXXXXXX NE    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 0 months prior to consummation. A    Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4893747710 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
6678689927 XXXXXXXXXX XXXXXXXXXX IN    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        refiFederal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2004.
2041463781 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
8374706047 XXXXXXXXXX XXXXXXXXXX MO    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Incorrect Right To                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA Notice
                                                                                                                                                                                                                 09/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2003 which is 1   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2003.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6698589445 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
9456262197 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        contain the                                                                                              FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        following                                                                                                Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        clauses:: ___                                                                                            Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
6665670113 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestState Compliance - Maryland Ability to Repay Not VerifiedFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.[B] State Compliance - Maryland
                                                                                                                                                                                                                 Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2008.
4712341958 XXXXXXXXXX XXXXXXXXXX DE    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.
5317558600 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8736618625 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        refiFederal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  CHARM Booklet Disclosure StatusState Compliance - Ohio Standard Prepayment Penalty
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance         SMLAFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Standard Prepayment
                                                                                                                                                                                                                 Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2004.
7209316548 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Itemization of Amount Financed.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $190,788.19 is underdisclosed from calculated Finance Charge of $190,851.79 in the amount of $63.60.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
9553435347 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2008.
9905079867 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2003  5/XX/2003    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Under disclosure due to the required rounding factor
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   of 0.125% on the note, when the note rate is 9.19%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $52,442.32 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $52,739.10 in the amount of $296.78.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2003.
4288283893 XXXXXXXXXX XXXXXXXXXX LA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
7016466724 XXXXXXXXXX XXXXXXXXXX DE    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL Itemization did not disclose Recording Service Fee of $172.00 as                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     a Prepaid Finance Charge.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,648.99 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $182,822.71 in the amount of
                                                                                                                                                                                                                 $173.72.
4878813149 XXXXXXXXXX XXXXXXXXXX MS    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 05/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
8584421592 XXXXXXXXXX XXXXXXXXXX MO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Missouri Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  not provided date.[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $2,365.96 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2007.
6544034754 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Maximum prepay  allowed is 6 months interest calculated on 80% of the original        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $3,033.81,    amount, whichever applies.Federal Compliance - Under disclosure is Index related.  Unable
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's    to get payment streams to match.Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 license type.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable   Less than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusState Compliance - California Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance         generated using a defaulted value of Primary.
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,451.73 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $127,455.10 in the amount of
                                                                                                                                                                                                                 $1,003.37.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2005.
1856106008 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as      TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Right
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   of Rescission Timing - Note Date used as Transaction DateFederal Compliance - Payoff
                                                                                                                                                                                                                 tests were run using an application date of 11/XX/2005 which is 1 months prior to     Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2005.
1767712910 XXXXXXXXXX XXXXXXXXXX LA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on note of $688.79 does not correspond with the                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term and interest rate on the note.Federal Compliance - TILA Rescission
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            using an application date of 01/XX/2007 which is 1 months prior to consummation. A    Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the note.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___[B]                                                                                                (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Closing / Title                                                                                          Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                        - Security                                                                                               Lending Act:  Final TIL APR of 9.08000% is underdisclosed from calculated APR of
                                                                                                        Instrument is                                                                                            9.34742% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                        not on a                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,057.52
                                                                                                        FNMA/FHLMC form                                                                                          is underdisclosed from calculated Finance Charge of $129,929.76 in the amount of
                                                                                                        and does not                                                                                             $4,872.24.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 02/XX/2007.
8913679339 XXXXXXXXXX XXXXXXXXXX IA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Iowa Prepayment PenaltyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A
                                                                                                                                                                                                                 prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2004.
3325254475 XXXXXXXXXX XXXXXXXXXX OK    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - Final TIL EstimatedFederal Compliance - TILA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
8752942843 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Lender)State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not
                                                                                                                                                                                                                 using an application date of 11/XX/2007 which is 1 months prior to consummation. A    Verified)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance - Ohio Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Practices Act:  Borrower's ability to repay not verified with reliable                Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 documentation.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                                                                                                                                 by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                 Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
2504291493 XXXXXXXXXX XXXXXXXXXX IA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment State Compliance - Iowa Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                       -
                                                                          Debt Consolidation                                                                                                                     penalty is not permitted per state law.  Prepay language states prepay will not       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial   ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6476987560 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Compliant TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
8367589003 XXXXXXXXXX XXXXXXXXXX MS    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - FACTA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Addendum: Note  does not                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        P&I does not    correspond                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        match           with the loan                                                                            Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        calculated P&I: amount, loan                                                                             testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Loan Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                        Note P&I of ___ term, and                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        does not match  interest rate                                                                            Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I  on the loan.                                                                             file.  Compliance tests were run using an application date of 08/XX/2006 which is 1
                                                                                                        of ___                                                                                                   months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
6724649468 XXXXXXXXXX XXXXXXXXXX AL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
1697097506 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
7728525258 XXXXXXXXXX XXXXXXXXXX AL    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 05/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2004 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 05/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 05/XX/2004.
1269073914 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance         South Carolina CHL Complaint Agency Disclosure Timing TestFederal Compliance - Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Initial Loan Application TestFederal Compliance - Disbursement Date MissingClosing / Title
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  - (Doc Error) TIL Error: Final TIL not signed by all required partiesClosing / Title -
                                                                                                                                                                                                                 date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed  (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] State Compliance - South Carolina
                                                                                                                                                                                                                 CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2004.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2860389777 XXXXXXXXXX XXXXXXXXXX AL    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Notice of Right to                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5521919168 XXXXXXXXXX XXXXXXXXXX LA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2388438707 XXXXXXXXXX XXXXXXXXXX MI    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingState Compliance - Michigan Prepayment                                                                                     -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - Michigan         PenaltyState Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                                                                                                                                 Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer        List)
                                                                                                                                                                                                                 Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan Prepayment Penalty: Michigan
                                                                                                                                                                                                                 Prepayment Penalty: Maximum calculated prepay of $2,464.80 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
9733741087 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2003.
1434109010 XXXXXXXXXX XXXXXXXXXX MI    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure Not Provided Timely)State Compliance - Michigan Consumer Caution and Home
                                                                                                        Security                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Ownership Counseling Notice Not Provided TimelyFederal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        and does not                                                                                             Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Compliance - Unable to determine under disclosure due to missing itemization of amount
                                                                                                        contain the                                                                                              compliance with timing requirements due to missing Initial Loan Application Date.[B]  financedState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan Consumer
                                                                                                        following                                                                                                State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies     Mortgage Protection Act (Counseling Agencies List)Federal Compliance - Disbursement Date
                                                                                                        clauses:: ___                                                                                            List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit        Missing
                                                                                                                                                                                                                 counseling agencies not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $2,776.12 exceeds the state maximum for first lien loans of 1% of the prepaid balance
                                                                                                                                                                                                                 (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $134,277.09 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $134,322.68 in the amount of $45.59.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.
2615364039 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Ohio Prepayment PenaltyFederal Compliance - TILA Rescission -                                                                                        -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance         Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $3,666.94 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
5301531084 XXXXXXXXXX XXXXXXXXXX UT    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] State Compliance - Utah Late Charge Grace Period Testing: Utah
                                                                                                                                                                                                                 Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
6019185959 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
6065075654 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateState Compliance - Ohio Alternate Prepayment Penalty SMLA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (XXXXXXXXXXX)[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2005.
9057221416 XXXXXXXXXX XXXXXXXXXX LA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 05/XX/2008 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
2443176181 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
3741769675 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure is in the payments.  Final TIL does
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          not reflect the changes in the interest rate.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusState Compliance - Ohio Alternate Prepayment Penalty SMLA TestFederal Compliance -
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance         Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Alternate Prepayment
                                                                                                                                                                                                                 Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (XXXXXXXXXXX)[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,280.89 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $134,600.01 in the amount of
                                                                                                                                                                                                                 $319.12.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2003.
6868818351 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingState Compliance - Ohio
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Prepayment PenaltyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $3,423.38 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
3404614946 XXXXXXXXXX XXXXXXXXXX KY    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance         Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2004.
4157630682 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 10/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
5364796637 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             using an application date of 02/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
8862634337 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
2614156669 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
6883923361 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Days From Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date as Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Payoff Statement MissingFederal Compliance - (Missing Data) Unable to determine if loan
                                                                                                                                                                                                                 - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA     is a same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of Rescission Timing - Note
                                                                                                                                                                                                                 Date used as Transaction Date: Unable to conclusively determine date of consummation.
                                                                                                                                                                                                                 Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                 Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3873643563 XXXXXXXXXX XXXXXXXXXX KY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.
2287582480 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Prepayment PenaltyFederal Compliance - Missing
                                                                                                        Security                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum
                                                                                                        contain the                                                                                              calculated prepay of $2,082.22 exceeds the state maximum of 1% of the original
                                                                                                        following                                                                                                balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum
                                                                                                        clauses:: ___                                                                                            permitted by applicable law.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
1123319329 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                        Security                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingState Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                        and does not                                                                                             using an application date of 05/XX/2008 which is 1 months prior to consummation. A    Lender)State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - Ohio Verified)Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        following                                                                                                Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales     Days From Transaction DateState Compliance - Ohio Prepayment PenaltyFederal Compliance -
                                                                                                        clauses:: ___                                                                                            Practices Act:  Borrower's ability to repay not verified with reliable                Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 documentation.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                                                                                                                                 by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                 Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $2,479.74 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.
7976025767 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2006.
7038692625 XXXXXXXXXX XXXXXXXXXX WI    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Underdisclosure is due to Index.  Origination documents do not                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        provide Index used.  The only Index available in lookback is 6%.Federal Compliance - TILA
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan
                                                                                                        not on a                                                                                                 Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance         Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,900.70 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $182,565.55 in the amount of
                                                                                                                                                                                                                 $5,664.85.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.
7460303613 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
9956776021 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateState Compliance - Ohio Prepayment PenaltyFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $3,061.42 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3550292215 XXXXXXXXXX XXXXXXXXXX TN    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8566515121 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingGeneral
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     applies.
                                                                                                                                                                                                                 using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
5954432620 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 08/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
4092350719 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Payment stream does not correspond to the terms of the Note from                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        origination.  Under-disclosure appears to be index related.Federal Compliance - CHARM
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 using an application date of 05/XX/2006 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $112,200.70 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $114,533.23 in the amount of $2,332.53.
6809041069 XXXXXXXXXX XXXXXXXXXX WI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Wisconsin Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $4,405.91, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
3831501091 XXXXXXXXXX XXXXXXXXXX MS    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV months prior to consummation. A lookback was performed to determine this application  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
8712474171 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
9235702466 XXXXXXXXXX XXXXXXXXXX ME    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 09/XX/2007 which is 1 months   Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application         Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Missing
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
9969397907 XXXXXXXXXX XXXXXXXXXX AL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6452936983 XXXXXXXXXX XXXXXXXXXX LA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestState
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - Louisiana Late Charge Grace Period TestingFederal Compliance - RESPA
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] State Compliance - Louisiana     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period of 7 days  Compliance - Disbursement Date Missing is less than the state minimum of 10 days.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
9937526804 XXXXXXXXXX XXXXXXXXXX LA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disclosed payment on note of $1267.97 does not
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  correspond with the loan amount, loan term and interest rate on the note.Federal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      TestFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   of a contract sales price or original loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___                                                                                                   Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.16000% is underdisclosed from calculated APR of 9.44740% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $301,029.74 is underdisclosed from calculated Finance Charge of $313,064.41 in the amount of $12,034.67.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
7626372406 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance         generated using a defaulted value of Primary.
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2006.
6463117509 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Unable to determine underdisclosure as index rate lender utilized was not
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  provided.  Prepaid finance charges match Itemization of Amounts Financed.Federal
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance         Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Compliance - Disbursement Date Missing date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $215,833.15 is underdisclosed from calculated Finance Charge of $216,618.75 in the amount of $785.60.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.
9196661088 XXXXXXXXXX XXXXXXXXXX KY    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
8259669610 XXXXXXXXXX XXXXXXXXXX MO    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.
8687358510 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 11/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
9595232746 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 03/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.
3659519636 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     DateGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   requiring an LTV were run off an assumed value of a contract sales price or original loan months prior to consummation. A lookback was performed to determine this application  amount, whichever applies.
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
2663297231 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Disbursement Date        Missing
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2007.
1561103400 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9016479300 XXXXXXXXXX XXXXXXXXXX MO    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.
1282130156 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2004 10/XX/2004   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2004 which is 1   Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Unable to determine occupancy, compliance results were generated using a defaulted value
                                                                                                                                                                                                                 date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         of Primary.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2004.
6431018460 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA                                                                                     -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Provided Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.
4459270473 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2007.
1630935063 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
5489616199 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            using an application date of 09/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
3397238211 XXXXXXXXXX XXXXXXXXXX MO    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
2908660513 XXXXXXXXXX XXXXXXXXXX ID    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Idaho Prepayment PenaltyState Compliance - Idaho Residential Mortgage                                                                                -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - Idaho            Practices Act (Rate Lock Agreement Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:   FACTA Disclosure Missing
                                                                                                                                                                                                                 Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5602315356 XXXXXXXXXX XXXXXXXXXX NE    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
4879303576 XXXXXXXXXX XXXXXXXXXX TN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Tennessee Prepayment Penalty TestFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 1 months   FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee
                                                                                                                                                                                                                 Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the
                                                                                                                                                                                                                 Note in bold language separated from other language by bold dividing lines.
8886302669 XXXXXXXXXX XXXXXXXXXX AL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2007 which is 1 months   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4894108204 XXXXXXXXXX XXXXXXXXXX MS    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Security                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7741773769 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late       Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refiState                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Charge: Note grace period of 7 days is less than the state minimum of 15 days.[B]     Compliance - Maryland Late Charge Grace Period TestingFederal Compliance - Missing Initial
                                                                                                        Security                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            Loan Application Test
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an application
                                                                                                        not on a                                                                                                 date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        FNMA/FHLMC form                                                                                          to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        and does not                                                                                             determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        contain the                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                        following
                                                                                                        clauses:: ___
9854428959 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Under disclosure is due to payment stream
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   resulting from DSI Calculation.Federal Compliance - Under disclosure is due to payment months prior to consummation. A lookback was performed to determine this application  stream using DSI collection.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                                                                                                                                 Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.00000% is underdisclosed from calculated APR of 11.55670% outside of 0.125% tolerance.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $83,854.94 is underdisclosed from calculated Finance Charge of $97,608.58 in the amount of $13,753.64.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
7031319482 XXXXXXXXXX XXXXXXXXXX MS    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
4985583508 XXXXXXXXXX XXXXXXXXXX MO    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.
4770957841 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
2441514662 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Consumer Caution and Home Ownership Counseling Notice Not Provided TimelyState Compliance
                                                                                                                                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Provided Timely)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                                                                                                                                 List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $1,945.14 exceeds the state maximum for first lien loans of 1% of the prepaid balance
                                                                                                                                                                                                                 (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
9797843862 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       From Transaction DateFederal Compliance - The TIL payment streams disclosed do not match
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Ohio Prepayment Penalty: Ohio          the actual terms of the note. The TIL reflects 180 fixed payments of $136.83, however the
                                                                                                                                                                                                                 Prepayment Penalty: Maximum calculated prepay of $4,158.43 exceeds the state maximum  note terms reflect 36 fixed payments with an adjustable rate  change beginning of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not  08/01/2008.Federal Compliance - The TIL payment streams disclosed do not match the actual
                                                                                                                                                                                                                 exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data)    terms of the note. The TIL reflects 180 fixed payments of $136.83, however the note terms
                                                                                                                                                                                                                 Unable to determine if loan is a same lender refi: Original Lender was not able to be reflect 36 fixed payments with an adjustable rate  change beginning 08/01/2008.State determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Compliance - Ohio Prepayment PenaltyFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 TIL APR of 10.00000% is underdisclosed from calculated APR of 10.42387% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $100,810.18 is underdisclosed from calculated Finance Charge of $102,734.62 in the amount of $1,924.44.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2005.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9954981472 XXXXXXXXXX XXXXXXXXXX MS    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.
6768116654 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    applies.
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
3245505620 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 using an application date of 05/XX/2005 which is 1 months prior to consummation. A    tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    loan amount, whichever applies.
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2005.
6005022588 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                        (Missing Doc)                                                                                            08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7461990313 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2008  12/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3896498541 XXXXXXXXXX XXXXXXXXXX AK    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Alaska Prepayment Penalty: Alaska Prepayment Penalty: A        Federal Compliance - Costs and Fees Not Disclosed In HELOC AgreementFederal Compliance -                                                                                -
                                                                          Other                                                                                                                                  prepayment penalty is not permitted per state law.[B] Federal Compliance - Costs and  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): HELOC Fee  Compliance - Alaska Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Agreement did not disclose the Costs and Fees at Account opening. Unable to validate  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement requiring an LTV were run off an assumed value of a contract sales price or original loan date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application amount, whichever applies.
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
3897920846 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   of a contract sales price or original loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
1497780444 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2008  6/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - Underdisclosure is due to DSI - Odd Amortized terms of
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  NoteFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $96,457.77 is underdisclosed from calculated Finance Charge of $96,956.07 in the amount of $498.30.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5968933129 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission    amount, whichever applies.
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7988758675 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   DSI loan P&I                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         variance                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   $5.86                                                                                    09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4061966496 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   MissingState Compliance - Virginia Mortgage Lender and Broker Act (Document Signed
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Contains Blanks)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] State Compliance - Virginia Mortgage Lender and Broker Act (Document
                                                                                                                                                                                                                 Signed Contains Blanks): Virginia Mortgage Lender and Broker Act:  Mortgage loan contains signed documents with blanks which could be filled in after consummation.
8895482640 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Payoff Statement MissingFederal Compliance - Disbursement Date                                                                                     -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        Note P&I of ___ term, and                                                                                impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the loan                                                                              RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___[B]                                                                                                Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        Closing / Title                                                                                          application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                        - Security                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9239625820 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2001  6/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 07/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2001 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8644663862 XXXXXXXXXX XXXXXXXXXX NE    12/XX/2006 11/XX/2006   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Fees on Refinance)Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act
                                                                                                                                                                                                                 (Impermissible Fees on Refinance): Unable to test refinance due to missing information.
5564274891 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 HELOC - Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX):       amount, whichever applies.Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - TILA   Date Prior or equal to Disbursement DateFederal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 HELOC - Tax Advisor Statement Missing: Truth in Lending Act (XXXXXXXXXXX): Creditor   Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 did not provide statement that the consumer should consult a tax advisor.[B] Federal  Less than 3 Business Days From Transaction DateFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 06/XX/2006   Application TestFederal Compliance - TILA HELOC - Tax Advisor Statement MissingFederal
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this   Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  HELOC - HELOC Brochure Missing is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8188944895 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
6502627073 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Closing / Title -                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as      (Doc Error) TIL Error: Final TIL not signed by all required partiesFederal Compliance -
                                                                                                        (Missing Doc)   note of                                                                                  disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Addendum: Note  does not                                                                                 tests were run using an application date of 08/XX/2005 which is 1 months prior to     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Right
                                                                                                        P&I does not    correspond                                                                               consummation. A lookback was performed to determine this application date.[B] Federal of Rescission Timing - Note Date used as Transaction DateFederal Compliance - RESPA
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:   Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             Unable to test Affiliated Business Disclosure due to missing information.[B] Federal  Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ term, and                                                                                Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        does not match  interest rate                                                                            to conclusively determine date of consummation. Note date used as transaction date    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Calculated P&I  on the loan.                                                                             for purposes of determining compliance with rescission timing requirements[B] Federal off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        of ___                                                                                                   Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5158370316 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance -                                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Under-disclosure due to itemization reflecting a settlement fee of $326.95; however HUD
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  reflects $250.00.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $119,092.95 is underdisclosed from calculated Finance Charge of $119,179.55 in the amount of $86.60.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
3327800954 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2004  4/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Right of                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission Not Provided - Purchase HELOCFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 05/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure MissingFederal Compliance - HELOC Fees Used For TestingFederal Compliance -
                                                                                                                                                                                                                 TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX):  TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA HELOC - Billing Rights
                                                                                                                                                                                                                 "Billing Rights" disclosure not provided to borrower.[B] Federal Compliance - TILA    Disclosure Missing General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure    compliance tests requiring an LTV were run off an assumed value of a contract sales price not provided to borrower.[B] Federal Compliance - HELOC Fees Used For Testing: Truth  or original loan amount, whichever applies.Federal Compliance - Disbursement Date Missing in Lending Act (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed those disclosed in
                                                                                                                                                                                                                 HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Right of Rescission Not Provided - Purchase HELOC:
                                                                                                                                                                                                                 Notice of Right to Cancel was not provided for HELOC Residential Mortgage
                                                                                                                                                                                                                 Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5863649061 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2008  1/XX/2008    UTD        Refinance UTD                 [C] Closing /   Disclosed                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                     Yes        TR HUD
                                                                                                        Title -         payment on                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business                                                                                      Deficiency
                                                                                                        (Missing Doc)   note of                                                                                  applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Compliance - Property Type Not ProvidedFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note  does not                                                                                 not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                        P&I does not    correspond                                                                               date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        match           with the loan                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        calculated P&I: amount, loan                                                                             using an application date of 01/XX/2008 which is 1 months prior to consummation. A    compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Note P&I of ___ term and                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    or original loan amount, whichever applies.Closing / Title - (Doc Error) TIL Error:
                                                                                                        does not match  interest rate                                                                            Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other    Borrower signature not dated.Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed
                                                                                                        Calculated P&I  on the note.                                                                             than single family residence, state and federal testing may be impacted.[B] Federal   or Stamped Used For Fee Testing
                                                                                                        of ___                                                                                                   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1402153099 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Payoff
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Statement MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days From Transaction DateGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   appraised value, compliance tests requiring an LTV were run off an assumed value of a months prior to consummation. A lookback was performed to determine this application  contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     (Doc Error) Initial GFE not providedFederal Compliance - TIL Itemization did not disclose
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may     the attorney review fee of $316 and the flood cert fee of $15 as prepaid finance
                                                                                                                                                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated      charges.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $141,716.47 is underdisclosed from calculated Finance Charge of $142,114.98 in the amount of $398.51.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2444178126 XXXXXXXXXX XXXXXXXXXX DC    7/XX/2005  6/XX/2005    Primary    Refinance UTD                 [C] Closing /   DSI loan P&I                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                        Title -         variance                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingGeneral Appraisal    (2020-02-25): Unable to   (2020-02-25): Unable to                            Indeterminable
                                                                                                        (Missing Doc)   $2.65                                                                                    State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run  procure.                  procure.
                                                                                                        Missing Note                                                                                             Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Addendum: Note                                                                                           file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                        P&I does not                                                                                             compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                        match                                                                                                    No evidence of application date located in file.  Compliance tests were run using an
                                                                                                        calculated P&I:                                                                                          application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback
                                                                                                        Note P&I of ___                                                                                          was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                        does not match                                                                                           Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                        Calculated P&I                                                                                           Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7958110132 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Missing
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                        Calculated P&I  on the loan.                                                                             Business Disclosure due to missing information.[B] Federal Compliance - TILA
                                                                                                        of ___[B]                                                                                                Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Closing / Title                                                                                          in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three
                                                                                                        - Security                                                                                               (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal
                                                                                                        Instrument is                                                                                            Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        not on a                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        FNMA/FHLMC form                                                                                          interest is or will be subject to the security interest.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6217604896 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingFederal Compliance - (2020-02-25): Unable to   (2020-02-25): Unable to
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not             procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA           amount, whichever applies.Federal Compliance - Missing Final HUD-1:  No Document Used For
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Fee Testing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
3447434713 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Receipt Date MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        contain the                                                                                              Missing RTC Signature Date. Unable to determine compliance with rescission timing     contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                        following                                                                                                requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2592910396 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        Note P&I of ___ term and                                                                                 impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the loan.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
6151069823 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)                                                                                            04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: not provided
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
1850634392 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4470880015 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 05/XX/2007 which is 1 months   Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        match           with the loan                                                                            lender refi: Original Lender was not able to be determined. Unable to determine if    contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Note P&I of ___ term, and                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        does not match  interest rate                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        Calculated P&I  on the loan                                                                              Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days of application due to missing information.
2737877521 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        Security                                                                                                 04/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Transaction DateFederal Compliance - Final TIL Finance Charge Under DisclosedFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2003 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        contain the                                                                                              Lending Act: Final TIL Finance Charge of $271,615.80 is underdisclosed from
                                                                                                        following                                                                                                calculated Finance Charge of $271,999.38 in the amount of $383.58.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4908810999 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3354521881 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests months prior to consummation. A lookback was performed to determine this application  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
4397121668 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2008  8/XX/2008    UTD        Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Disbursement Date MissingMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      compliance results were generated using a defaulted value of Primary.Miscellaneous
                                                                                                        does not match                                                                                           Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Calculated P&I                                                                                           residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        of ___[B]                                                                                                Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         of a contract sales price or original loan amount, whichever applies.Closing / Title -
                                                                                                        Closing / Title                                                                                          Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        - Security                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        Instrument is                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                        FNMA/FHLMC form                                                                                          Signature Date and RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        and does not                                                                                             timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        contain the                                                                                              than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        following                                                                                                transaction disbursed on 09/XX/2008, prior to three (XXXXXXXXXXX) business days from
                                                                                                        clauses:: ___                                                                                            transaction date of 09/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2529462299 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Right of Rescission Timing - Receipt Date MissingMiscellaneous                                                                                     -
                                                                          Debt Consolidation            Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 12/XX/2007 which is 1 months   of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        match           with the loan                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Note P&I of ___ term and                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        does not match  interest rate                                                                            information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Calculated P&I  on the note.                                                                             Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        of ___                                                                                                   timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
5380804355 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2009  12/XX/2008   UTD        Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2008 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      Disbursement Date MissingMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                        does not match  interest rate                                                                            Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   compliance results were generated using a defaulted value of Primary.Miscellaneous
                                                                                                        Calculated P&I  on the loan.                                                                             residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        of ___[B]                                                                                                Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Closing / Title                                                                                          Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  of a contract sales price or original loan amount, whichever applies.Closing / Title -
                                                                                                        - Security                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three         (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        Instrument is                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                        FNMA/FHLMC form                                                                                          Signature Date and RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        and does not                                                                                             timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        contain the                                                                                              than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        following                                                                                                transaction disbursed on 01/XX/2009, prior to three (XXXXXXXXXXX) business days from
                                                                                                        clauses:: ___                                                                                            transaction date of 01/XX/2009.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4983408330 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingState Compliance - North Carolina First Lien Late Charge Grace Period
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - North Carolina First Lien Late Charge Grace Period        Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        calculated P&I: amount, loan                                                                             Testing: North Carolina Late Charge: Note grace period of 10 days is less than the    Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                state minimum of 15 days.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the loan                                                                              RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___[B]                                                                                                Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of
                                                                                                        Closing / Title                                                                                          application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                        - Security                                                                                               Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine
                                                                                                        Instrument is                                                                                            compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        not on a                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        FNMA/FHLMC form                                                                                          in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three
                                                                                                        and does not                                                                                             (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        following                                                                                                Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        clauses:: ___                                                                                            interest is or will be subject to the security interest.
4032523995 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2005 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2750360155 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2002 11/XX/2002   Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5963532457 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Closing / Title -                                                                                 -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     (Doc Error) TIL Error: Final TIL not signed by all required partiesFederal Compliance -
                                                                                                        Security                                                                                                 date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed  Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        lender refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3997704201 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   DSI loan,                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                        Title -         Disclosed                                                                                application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        (Missing Doc)   payment on                                                                               date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Missing Note    note of                                                                                  to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               determine if loan is a same lender refi: Original Lender was not able to be           Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    does not                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        match           correspond                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        calculated P&I: with the loan                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Note P&I of ___ amount, loan                                                                             determine if Creditor provided Affiliated Business Arrangement Disclosure to          amount, whichever applies.
                                                                                                        does not match  term, and                                                                                applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  interest rate                                                                            information.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used
                                                                                                        of ___[B]       on the loan.                                                                             on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                        Closing / Title                                                                                          Right to Cancel was executed on the proper Model Form. The H-9 form was used instead
                                                                                                        - Security                                                                                               of the H-8 form, however, the loan file does not contain evidence that the refinance
                                                                                                        Instrument is                                                                                            was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                        not on a                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                        FNMA/FHLMC form                                                                                          not signed by all parties whose ownership interest is or will be subject to the
                                                                                                        and does not                                                                                             security interest.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7594890777 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        P&I does not    correspond                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Application TestMiscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                        calculated P&I: amount, loan                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      results were generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc
                                                                                                        Note P&I of ___ term, and                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to          Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___[B]                                                                                                Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        Closing / Title                                                                                          timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        - Security                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        Instrument is                                                                                            transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from
                                                                                                        not on a                                                                                                 transaction date of 02/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                        FNMA/FHLMC form                                                                                          Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                        and does not                                                                                             not signed by all parties whose ownership interest is or will be subject to the
                                                                                                        contain the                                                                                              security interest.
                                                                                                        following
                                                                                                        clauses:: ___
7079450915 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingFederal Compliance - (Missing Data) Last Rate Set DateMiscellaneous Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        does not match  interest rate                                                                            Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst     contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I  on the loan.                                                                             Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                        of ___                                                                                                   determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1101658182 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   $2.35                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -         difference.                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        (Missing Doc)                                                                                            08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Required PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Business Days From Transaction DateFederal Compliance - (Missing Data) Unable to determine
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  if loan is a same lender refiMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    providedFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4965815785 XXXXXXXXXX XXXXXXXXXX NV    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - TILA                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 02/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - HELOC Fees Used For        Disclosure MissingFederal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2005.
5567204469 XXXXXXXXXX XXXXXXXXXX ND    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 04/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - (Missing Data) Unable to determine
                                                                                                                                                                                                                 TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX):  if loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 "Billing Rights" disclosure not provided to borrower.[B] Federal Compliance - Missing TestFederal Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Billing Rights Disclosure Missing General Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2004 which is 1 months   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2004.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7679636498 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        match           with the loan                                                                            used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             Initial Loan Application Test: No evidence of application date located in file.       MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        Note P&I of ___ term, and                                                                                Compliance tests were run using an application date of 02/XX/2008 which is 1 months   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        does not match  interest rate                                                                            prior to consummation. A lookback was performed to determine this application         off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I  on the loan.                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        of ___[B]                                                                                                lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Closing / Title                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        - Security                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        FNMA/FHLMC form                                                                                          business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        and does not                                                                                             Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        contain the                                                                                              in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                        following                                                                                                (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3961648318 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2005  3/XX/2005    Primary    Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                                                        Title -         payment of                                                                               application date located in file.  Compliance tests were run using an application     Error) Initial GFE not provided
                                                                                                        (Missing Doc)   $353.22 does                                                                             date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Missing Note    not                                                                                      to determine this application date.
                                                                                                        Addendum: Note  correspond
                                                                                                        P&I does not    with the loan
                                                                                                        match           amount, loan
                                                                                                        calculated P&I: term and
                                                                                                        Note P&I of ___ interest rate
                                                                                                        does not match  on the loan.
                                                                                                        Calculated P&I
                                                                                                        of ___
6924578391 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   DSI Loan,                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         Disclosed                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   payment on                                                                               08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Missing Note    note of                                                                                  (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was lender refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                        P&I does not    does not                                                                                 used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        match           correspond                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        calculated P&I: with the loan                                                                            Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Note P&I of ___ amount, loan                                                                             within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA amount, whichever applies.
                                                                                                        does not match  term, and                                                                                Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Calculated P&I  interest rate                                                                            in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                        of ___          on the loan                                                                              (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5419424448 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7197276006 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  State - NC
                                                                                                        Title -                                                                                                  Home Loan: Unable to determine if refinance loan was made without a tangible net      RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Security                                                                                                 benefit to borrower due to missing prior loan information.[B] Federal Compliance -    refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Provided Within 3 Business Days of ApplicationGeneral Appraisal Requirements - Due to lack
                                                                                                        not on a                                                                                                 not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        FNMA/FHLMC form                                                                                          date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                        and does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     (Doc Error) Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement
                                                                                                        contain the                                                                                              using an application date of 05/XX/2007 which is 1 months prior to consummation. A    Date Less than 3 Business Days From Transaction DateFederal Compliance - Missing Initial
                                                                                                        following                                                                                                lookback was performed to determine this application date.[B] Federal Compliance -    Loan Application TestFederal Compliance - Disbursement Date MissingState Compliance -
                                                                                                        clauses:: ___                                                                                            (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was North Carolina CHL Tangible Net Benefit Test
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1362066600 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
9450213953 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   or original loan amount, whichever applies.Federal Compliance - TILA Notice of Right to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - Notice of
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3  TestFederal Compliance - Disbursement Date Missing
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6466458638 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Credit Life                  B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Final                                                                                 -
                                                                          Debt Consolidation            Title -         reflected in                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of   TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance - Notice of Right To
                                                                                                        (Missing Doc)   payment.                                                                                 03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 02/XX/2005 which is 1   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing   or original loan amount, whichever applies.
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___                                                                                                   Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.55000% is overdisclosed from calculated APR of 6.36890% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $45,275.55 is underdisclosed from calculated Finance Charge of $45,341.55 in the amount of $66.00.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8405375847 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.[B] Federal Compliance - TILA amount, whichever applies.
                                                                                                        Note P&I of ___ term, and                                                                                Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        does not match  interest rate                                                                            in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three
                                                                                                        Calculated P&I  on the loan.                                                                             (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal
                                                                                                        of ___                                                                                                   Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3919486686 XXXXXXXXXX XXXXXXXXXX CO    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 09/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2004 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   applies.Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        partiesClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2004.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6592319831 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8112400387 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Final TIL EstimatedFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   not provided
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
3303413293 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2003 9/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 10/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6594246298 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        Note P&I of ___ term, and                                                                                impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the loan.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
6222107574 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
7811909716 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.General Appraisal                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5539488191 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2003 which is 1   applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                        does not match  interest rate                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        Calculated P&I  on the loan.                                                                             Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days from transaction date of 08/XX/2003.
5299696190 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesGeneral                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 11/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2002 which is 1   From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2002.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6754956744 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesState                                                                                -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal
                                                                                                        (Missing Doc)                                                                                            date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        P&I does not                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I:                                                                                          business days of application due to missing information.[B] State Compliance - South
                                                                                                        Note P&I of ___                                                                                          Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                        does not match                                                                                           Loan: Borrower not provided with a document specifying the agency designated to
                                                                                                        Calculated P&I                                                                                           receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                        of ___                                                                                                   Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1427373328 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4883981236 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Final                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                 provided to the borrower by closing.
2979822172 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  (Counseling Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Counseling Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance
                                                                                                                                                                                                                 borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower   - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] State Compliance
                                                                                                                                                                                                                 - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1424290995 XXXXXXXXXX XXXXXXXXXX TN    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Missing Initial Loan Application Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Tennessee Prepayment
                                                                                                                                                                                                                 Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
9347591940 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9818365325 XXXXXXXXXX XXXXXXXXXX KS    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8625807409 XXXXXXXXXX XXXXXXXXXX MO    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4318989219 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Initial Loan Application Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                 Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
4815499750 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2006  1/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    State Compliance - Connecticut Prepayment Penalty TestFederal Compliance - Missing Initial                                                                              -
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Loan Application Test
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5253901768 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Rights Disclosure Not Provided Timely): Unable to determine compliance with timing    List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:   of Rights Disclosure Not Provided Timely)Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   Application Test
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
6110959854 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8884061153 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
4380745408 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Compliance - (Missing Data) Last Rate Set DateMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
8386496302 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  to determine if loan is a same lender refiFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 12/XX/2007 which is 1 months prior to consummation. A    Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
9260183634 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as      Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Right of Rescission Timing - Note Date used as Transaction DateFederal Compliance -
                                                                                                                                                                                                                 tests were run using an application date of 11/XX/2007 which is 1 months prior to     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
4407078794 XXXXXXXXXX XXXXXXXXXX WI    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Wisconsin Prepayment PenaltyFederal Compliance - Disbursement Date                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment
                                                                                                                                                                                                                 Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $3,813.60, which exceeds max allowable.
5690167380 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A    providedClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
9479398594 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
7947918139 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
5916207357 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): Maximum       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 prepay  allowed on a loan with an interest rate less than 8% is 6 months interest     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 calculated on 80% of the original balance. ($4,683.46].  Loan contracts for maximum   Missing
                                                                                                                                                                                                                 calculated prepay of $5,854.32, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
2826444422 XXXXXXXXXX XXXXXXXXXX TN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - (Missing Data) Unable to determine   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] State Compliance -
                                                                                                                                                                                                                 Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2007.
5869843242 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
2026281935 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months   Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3363215511 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateState Compliance - Illinois Prepayment PenaltyFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Illinois Prepayment Penalty: Illinois  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): Maximum prepay  allowed on a loan with an interest  TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 rate less than 8% is 6 months interest calculated on 80% of the original balance.     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 ($2,443.19].  Loan contracts for maximum calculated prepay of $3,053.99, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8771475783 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
9998122447 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                   -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - Illinois         Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): Maximum prepay         ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 allowed on a loan with an interest rate less than 8% is 6 months interest calculated  FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided on 80% of the original balance. ($3,889.60].  Loan contracts for maximum calculated prepay of $4,862.00, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5048348799 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as      Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           refiFederal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Right of Rescission Timing - Receipt Date MissingFederal Compliance - Right of Rescission
                                                                                                                                                                                                                 application date of 01/XX/2006 which is 1 months prior to consummation. A lookback    Timing - Note Date used as Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 was performed to determine this application date.[B] Federal Compliance - (Missing    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able (Doc Error) Initial GFE not provided to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2006.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Final TIL Missing: Missing Final TIL.
1621735771 XXXXXXXXXX XXXXXXXXXX IN    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application Test
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3676310176 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as      refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    From Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         Disclosure MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 application date of 12/XX/2005 which is 1 months prior to consummation. A lookback    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing: Unable to test Affiliated Business Disclosure due to missing information.[B]
                                                                                                                                                                                                                 Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                 Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2006.
7316712110 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2005 which is 1 months   Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9117258318 XXXXXXXXXX XXXXXXXXXX OK    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2005 which is 1 months   (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1101015400 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   amount financed.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure MissingFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     same lender refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 using an application date of 10/XX/2005 which is 1 months prior to consummation. A    TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Initial GFE not provided
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $99,126.10 is underdisclosed from calculated Finance Charge of $99,176.72 in the amount of $50.62.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.
1977167123 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Type Not ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous
                                                                                                                                                                                                                 using an application date of 10/XX/2005 which is 1 months prior to consummation. A    Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2005.
5479915297 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2005 which is 1 months   Application TestFederal Compliance - FACTA Disclosure MissingGeneral Appraisal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2393710682 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1448690669 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)                                                                                            01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.Miscellaneous
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
7067472168 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                                                                                                                                 11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  HELOC - HELOC Brochure MissingGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 were run using an application date of 10/XX/2004 which is 1 months prior to           value, compliance tests requiring an LTV were run off an assumed value of a contract sales consummation. A lookback was performed to determine this application date.[B] Federal price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2004.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7473112462 XXXXXXXXXX XXXXXXXXXX AL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationGeneral Appraisal Requirements - Due to lack
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8790837467 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Type Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        loan amount, whichever applies.
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4341883825 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   UTD        Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Type Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                                                                                                                                 using an application date of 11/XX/2007 which is 1 months prior to consummation. A    generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other    compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 than single family residence, state and federal testing may be impacted.[B] Federal   or original loan amount, whichever applies.
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
3014508958 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc Error) TIL Error:
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Borrower signature not dated.
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        clauses:: ___                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9724318986 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Miscellaneous Compliance - Prepayment       appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not     contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                                                                                                                                 contain prepayment penalty addendum. Missing prepay data may result in invalid high   Prepayment Penalty Discrepancy
                                                                                                                                                                                                                 cost, FNMA, and/or QM points and fees findings.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5208489237 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Loan Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1796481042 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Application TestFederal Compliance - FACTA Disclosure MissingGeneral Appraisal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9353634145 XXXXXXXXXX XXXXXXXXXX IN    1/XX/2002  12/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 01/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     providedFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2001 which is 1   From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2002.
3032933833 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - HELOC Fees Used For TestingFederal Compliance - Missing Initial Loan                                                                               -
                                                                                                                                                                                                                 (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC Application TestFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final    MissingFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2167148212 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - There is no dateFederal Compliance - Notice
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      Test
                                                                                                                                                                                                                 Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7764885432 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance -
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Transaction DateFederal Compliance - Under disclosure appears to be payment stream months prior to consummation. A lookback was performed to determine this application  related, due to DSI.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Payoff Statement MissingFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.[B] Federal Compliance -  (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $282,114.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $284,100.34 in the amount of $1,985.74.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2008.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Unable to determine if Notice of Right to Cancel was executed on the proper
                                                                                                                                                                                                                 Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8677037973 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as      Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   MissingFederal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                        not on a                                                                                                 tests were run using an application date of 01/XX/2008 which is 1 months prior to     DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                        and does not                                                                                             Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Original Lender was not able to be determined. Unable to determine if correct TILA    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        following                                                                                                rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated       (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                 determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2552404670 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     HELOC - HELOC Brochure MissingMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  compliance results were generated using a defaulted value of Primary.General Appraisal
                                                                                                                                                                                                                 were run using an application date of 11/XX/2007 which is 1 months prior to           Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run consummation. A lookback was performed to determine this application date.[B] Federal off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8958287695 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 07/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2004 which is 1   Non Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission Timing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1624974029 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance - South                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] State Compliance - South Carolina
                                                                                                                                                                                                                 Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                 Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
3615908869 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -         payment on                                                                               ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal
                                                                                                        (Missing Doc)   note of                                                                                  CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Addendum: Note  does not                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        P&I does not    correspond                                                                               disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008    Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        match           with the loan                                                                            used as disbursement date for compliance testing.[B] Federal Compliance - Missing     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        calculated P&I: amount, loan                                                                             Initial Loan Application Test: No evidence of application date located in file.       MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Note P&I of ___ term, and                                                                                Compliance tests were run using an application date of 02/XX/2008 which is 1 months   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        does not match  interest rate                                                                            prior to consummation. A lookback was performed to determine this application         Disbursement Date Missing
                                                                                                        Calculated P&I  on the loan.                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        of ___[B]                                                                                                lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Closing / Title                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        - Security                                                                                               Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                        Instrument is                                                                                            Business Disclosure due to missing information.[B] Federal Compliance - Right of
                                                                                                        not on a                                                                                                 Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                        FNMA/FHLMC form                                                                                          determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        and does not                                                                                             TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        contain the                                                                                              Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to
                                                                                                        following                                                                                                three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4793168708 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    UTD        Refinance Cash-out -          [C] Closing /   DSI Loan,                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Miscellaneous                                                                                     -
                                                                          Other                         Title -         Disclosed                                                                                did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - Unable to determine occupancy, compliance results were generated using a
                                                                                                        (Missing Doc)   payment on                                                                               Initial Loan Application Test: No evidence of application date located in file.       defaulted value of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Missing Note    note of                                                                                  Compliance tests were run using an application date of 02/XX/2007 which is 1 months   providedFederal Compliance - Final TIL EstimatedFederal Compliance - Notice of Right To
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               prior to consummation. A lookback was performed to determine this application         Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        P&I does not    does not                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        match           correspond                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        calculated P&I: with the loan                                                                            correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Note P&I of ___ amount, loan                                                                             Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        does not match  term, and                                                                                Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Calculated P&I  interest rate                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        of ___[B]       on the loan                                                                              business days of application due to missing information.[B] Federal Compliance -      compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Closing / Title                                                                                          Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.  or original loan amount, whichever applies.
                                                                                                        - Security                                                                                               Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        Instrument is                                                                                            Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        not on a                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        FNMA/FHLMC form                                                                                          03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        and does not                                                                                             03/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        contain the                                                                                              Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        following                                                                                                all parties whose ownership interest is or will be subject to the security
                                                                                                        clauses:: ___                                                                                            interest.[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
3125247569 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                         Title -         payment of                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   $1850.80 does                                                                            10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note    not                                                                                      Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                        Addendum: Note  correspond                                                                               file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        P&I does not    with the loan                                                                            months prior to consummation. A lookback was performed to determine this application  contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                        match           amount, loan                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: term and                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ interest rate                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  on the loan.                                                                             to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
5203622288 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
2270973151 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        does not match                                                                                           Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   or original loan amount, whichever applies.
                                                                                                        Calculated P&I                                                                                           residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                        of ___[B]                                                                                                Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Closing / Title                                                                                          Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        - Security                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        Instrument is                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        not on a                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                        FNMA/FHLMC form                                                                                          Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                        and does not                                                                                             Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        contain the                                                                                              Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        following                                                                                                02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        clauses:: ___                                                                                            02/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1066113819 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                      Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                 Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Initial Loan Application TestFederal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement to All Required PartiesFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application MissingFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                                                                                                                                 using an application date of 09/XX/2005 which is 1 months prior to consummation. A    value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Miscellaneous           price or original loan amount, whichever applies.Miscellaneous Compliance - Prepayment
                                                                                                                                                                                                                 Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP,   Penalty DiscrepancyFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 however file does not contain prepayment penalty addendum. Missing prepay data may    Used For Fee Testing
                                                                                                                                                                                                                 result in invalid high cost, FNMA, and/or QM points and fees findings.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2456760353 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I  on the note.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        and does not                                                                                             Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was
                                                                                                        contain the                                                                                              executed on the proper Model Form. The H-9 form was used instead of the H-8 form,
                                                                                                        following                                                                                                however, the loan file does not contain evidence that the refinance was by the
                                                                                                        clauses:: ___                                                                                            original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3642355944 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2004  12/XX/2003   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - (Missing Data) Unable to determine if loan is a same lender           SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                        Title -         payment on                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  refiFederal Compliance - Missing Initial Loan Application No FeesFederal Compliance -      (2020-02-25): Unable to   (2020-02-25): Unable to                            Indeterminable
                                                                                                        (Missing Doc)   note of                                                                                  State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,  procure.                  procure.
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for     or original loan amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial
                                                                                                        P&I does not    correspond                                                                               compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: GFE not providedFederal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                        match           with the loan                                                                            No evidence of application date located in file.  Compliance tests were run using an  Testing
                                                                                                        calculated P&I: amount, loan                                                                             application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback
                                                                                                        Note P&I of ___ term, and                                                                                was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                        does not match  interest rate                                                                            Disclosure, no fees were used in testing.[B] Federal Compliance - (Missing Data)
                                                                                                        Calculated P&I  on the loan                                                                              Unable to determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        of ___                                                                                                   determined. Unable to determine if correct TILA rescission form was used.
2957009204 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        (Missing Doc)                                                                                            Initial Loan Application Test: No evidence of application date located in file.       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        Missing Note                                                                                             Compliance tests were run using an application date of 11/XX/2006 which is 1 months   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Addendum: Note                                                                                           prior to consummation. A lookback was performed to determine this application         Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                        P&I does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        match                                                                                                    lender refi: Original Lender was not able to be determined. Unable to determine if    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        calculated P&I:                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___                                                                                          Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        does not match                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        Calculated P&I                                                                                           Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        of ___                                                                                                   business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2182324323 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine           amount, whichever applies.Federal Compliance - RTC provided at closing is not signed nor compliance with timing requirements due to missing Initial Loan Application Date.[B]  dated by the borrower.Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            Required PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Initial Loan Application TestFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Not Provided TimelyFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                                                                                                                 to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 signed by all parties whose ownership interest is or will be subject to the security interest.
7637281739 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Security                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Date Prior or equal to Disbursement DateFederal Compliance - TILA Rescission -
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     TestFederal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
7340514812 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingState Compliance - South
                                                                                                        (Missing Doc)   note of                                                                                  date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - Property Type Not         Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Addendum: Note  does not                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   Days of ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        match           with the loan                                                                            Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        calculated P&I: amount, loan                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        Note P&I of ___ term, and                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three         loan amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Borrower signature
                                                                                                        does not match  interest rate                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal     not dated.
                                                                                                        Calculated P&I  on the loan                                                                              Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                        of ___                                                                                                   Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                 Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                 Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2576502876 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Note P&I of                  B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         $528.66 does                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   not                                                                                      07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    correspond                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  with the loan                                                                            file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    amount,                                                                                  months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match           interest                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I: rate, and                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___ term of loan.                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5720449265 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateState Compliance - Virginia Tangible Net Benefit TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    TestFederal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     of a contract sales price or original loan amount, whichever applies.Miscellaneous
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] State Compliance -
                                                                                                                                                                                                                 Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
9791993474 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9064399066 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV determined. Unable to determine if correct TILA rescission form was used.[B] Federal  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        applies.
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9691683776 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   providedFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Missing
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1675014146 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  (Doc Error) Initial GFE not providedFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
7873382356 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                        match           with the loan                                                                            using an application date of 08/XX/2005 which is 1 months prior to consummation. A
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan                                                                              provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2005.
8899254656 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            using an application date of 11/XX/2005 which is 1 months prior to consummation. A    of a contract sales price or original loan amount, whichever applies.Miscellaneous
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan                                                                              provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2005.
5197217243 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7049193183 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        match           with the loan                                                                            using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Note P&I of ___ term, and                                                                                Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        does not match  interest rate                                                                            than single family residence, state and federal testing may be impacted.[B] Federal   of a contract sales price or original loan amount, whichever applies.Closing / Title -
                                                                                                        Calculated P&I  on the loan                                                                              Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        of ___                                                                                                   Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8807311054 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8244478096 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   loan amount, whichever applies.
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2005.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6710587420 XXXXXXXXXX XXXXXXXXXX NV    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2005 which is 1 months   (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8687635466 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2007 11/XX/2007   Primary    Purchase                                                    SELLER -       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Closing / Title -                              GENERAL COMMENT                                    -
                                                                                                                                      GENERAL                                                                    Score Disclosure was provided due to missing information.[B] Federal Compliance -     (Doc Error) TIL Error: Final TIL not signed by all required partiesFederal Compliance -                              (2020-02-26): Can't view
                                                                                                                                      COMMENT                                                                    Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing                                   case #
                                                                                                                                      (2020-02-26):                                                              file.  Compliance tests were run using an application date of 11/XX/2007 which is 1
                                                                                                                                      Can't view                                                                 months prior to consummation. A lookback was performed to determine this application
                                                                                                                                      case #                                                                     date.
4897552965 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     DateFederal Compliance - Payoff Statement MissingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                 Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
6359781368 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1249767384 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2903592344 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Compliance - ARM Disclosure Timing TestFederal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Date Less than 3 Business Days From Transaction DateFederal Compliance - Right of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2005.
5962467087 XXXXXXXXXX XXXXXXXXXX IA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Days From Transaction DateFederal Compliance - Final TIL does not reflect changes reflect
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    payment changes required by the terms of Note from origination.State Compliance - Iowa
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Prepayment PenaltyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003    Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] State Compliance - Iowa
                                                                                                                                                                                                                 Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $177,816.34 is underdisclosed from calculated Finance Charge of $178,049.25 in the amount of $232.91.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2003.
9982695188 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2747674873 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.
1489898329 XXXXXXXXXX XXXXXXXXXX WV    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2008.
2112228884 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Initial GFE not provided
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
3602875221 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7750133354 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2008.
2501830019 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Right of Rescission
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Timing - Note Date used as Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
1110232528 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___[B]                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Closing / Title                                                                                          disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        - Security                                                                                               date of 12/XX/2007.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1905258152 XXXXXXXXXX XXXXXXXXXX NM    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     MissingFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 06/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
1533134176 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1791715339 XXXXXXXXXX XXXXXXXXXX WI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestState Compliance - Wisconsin Prepayment Penalty ARM TestFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2007.[B] State Compliance - Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.
5055824208 XXXXXXXXXX XXXXXXXXXX MO    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
7223524316 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
2390421613 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance         than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
7745315584 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
8645648588 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - Final TIL APR Under/Over
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosed By Greater Than 0.125%Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 9.63000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 10.07520% outside of 0.125% tolerance.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2007.
2956008388 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateState Compliance - South Carolina CHL Complaint Agency
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match                                                                                                    using an application date of 03/XX/2007 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Note P&I of ___                                                                                          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I                                                                                           provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
8537232652 XXXXXXXXXX XXXXXXXXXX TN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1121173432 XXXXXXXXXX XXXXXXXXXX MS    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
9895709153 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2004.
3513864220 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       State Compliance - Missouri Prepayment PenaltyFederal Compliance - TILA Rescission -                                                                                    -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Unable to determine under disclosure due to missing itemization of amount financed.Federal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Missouri Prepayment
                                                                                                                                                                                                                 Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $2,127.85 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $207,588.31 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $207,711.40 in the amount of $123.09.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.
4919334979 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                 contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
1258748589 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Alternate source used for application dateApplication /                                                                                      -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Processing - Missing Document: Missing Lender's Initial 1003State Compliance - New York
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Late Charge Percent TestingState Compliance - New York Late Charge Grace Period
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TestingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance         From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     - New York Prepayment PenaltyFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance - New     Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10  Missing days is less than the state minimum of 15 days.[B] State Compliance - New York Late
                                                                                                                                                                                                                 Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000%
                                                                                                                                                                                                                 exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty:
                                                                                                                                                                                                                 New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 11.88000% contracts for a prepay term of 34 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2008.
4963918030 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Transaction DateFederal Compliance - Disclosed payment on note of $1128.74 does not
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     correspond with the loan amount, loan term and interest rate on the note.Federal
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  TestFederal Compliance - ARM Disclosure Compliant TestState Compliance - Michigan Consumer
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date        Caution and Home Ownership Counseling Notice Not ProvidedState Compliance - Michigan
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                 Date of 02/XX/2006 used as disbursement date for compliance testing.[B] Federal       Timely)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.[B] State Compliance - Michigan Consumer        Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely):     Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.[B] State
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $263,619.48 is underdisclosed from calculated Finance Charge of $271,534.17 in the amount of $7,914.69.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
7918991321 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
1449659562 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.              Disclosure Missing
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8795547023 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance         appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
5737322216 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             using an application date of 06/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9487802834 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        and does not                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        contain the                                                                                              file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   amount, whichever applies.
                                                                                                        following                                                                                                months prior to consummation. A lookback was performed to determine this application
                                                                                                        clauses:: ___                                                                                            date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4821871506 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 01/XX/2008 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2008.
6805078213 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
4894418910 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 06/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
7595193609 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Disbursement Date        Missing
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2007.
8199775322 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            10/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 09/XX/2004 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        match                                                                                                    date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        calculated P&I:                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Note P&I of ___                                                                                          disbursed on 10/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        does not match                                                                                           date of 10/XX/2004.
                                                                                                        Calculated P&I
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9876258009 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2005 which is 1 months   FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.
1415351010 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
9679457502 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - ARM Disclosure Compliant TestFederal Compliance - FACTA Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   From Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 not found in file. Note Date of 10/XX/2006 used as disbursement date for compliance   Transaction DateFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of Rescission Timing - Note
                                                                                                                                                                                                                 Date used as Transaction Date: Unable to conclusively determine date of consummation.
                                                                                                                                                                                                                 Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
5273431753 XXXXXXXXXX XXXXXXXXXX MO    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Under disclosure $159.67 is due to payment stream using a different                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        index than lender used.   The lowest index available is 5.00%.Closing / Title - (Doc
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Error) TIL Error: Borrower signature not dated.Federal Compliance - Final TIL Not Provided
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  to Borrower At or Before ConsummationFederal Compliance - TILA Rescission - Disbursement
                                                                                                        not on a                                                                                                 Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance         Date Less than 3 Business Days From Transaction DateFederal Compliance - Right of
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  StatusFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        contain the                                                                                              date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed  Disbursement Date Missing
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $107,943.19 is underdisclosed from calculated Finance Charge of $108,102.86 in the amount of $159.67.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                 Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9865172632 XXXXXXXXXX XXXXXXXXXX NV    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Unable to determine under disclosure, it appears lender used an index                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        lower than available within look back. Lowest index within look back is 6.00%.Closing /
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Disclosure MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 05/XX/2005   Application Test
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,815.97 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $182,476.44 in the amount of
                                                                                                                                                                                                                 $660.47.
9698818668 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                        (Missing Doc)                                                                                            provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disclosure StatusFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note                                                                                           Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                        P&I does not                                                                                             testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        match                                                                                                    of application date located in file.  Compliance tests were run using an application
                                                                                                        calculated P&I:                                                                                          date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Note P&I of ___                                                                                          to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
3061585060 XXXXXXXXXX XXXXXXXXXX VA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4639501971 XXXXXXXXXX XXXXXXXXXX CO    11/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Alternate source used for application dateApplication /                                                                                      -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Processing - Missing Document: Missing Lender's Initial 1003Federal Compliance - TILA
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Colorado Consumer Credit Code (First  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not      Compliance - CHARM Booklet Disclosure StatusState Compliance - Colorado Consumer Credit
                                                                                                                                                                                                                 provided First Lien Refinance Notice.[B] Federal Compliance - Disbursement Date       Code (First Lien Refinance Notice Not Provided)Federal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.  Missing
                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2008.
7237471035 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
2036288011 XXXXXXXXXX XXXXXXXXXX KS    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.
6078577775 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5329349041 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
3512106895 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment of                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   $1380.76 does                                                                            07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    not                                                                                      FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note  correspond                                                                               Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        P&I does not    with the loan                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                        match           amount, loan                                                                             using an application date of 06/XX/2006 which is 1 months prior to consummation. A
                                                                                                        calculated P&I: term and                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ interest rate                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        does not match  on the loan.                                                                             Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to
                                                                                                        Calculated P&I                                                                                           three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
                                                                                                        of ___
9413366905 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 08/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                                                                                                                                 Affiliated Business Disclosure due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                 DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7347712293 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure MissingApplication / Processing - Missing Document: Missing Lender's Initial
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       1003
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 10/XX/2008 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6072104574 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
9389664852 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___[B]                                                                                                Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.05000% is underdisclosed from
                                                                                                        Closing / Title                                                                                          calculated APR of 7.27625% outside of 0.125% tolerance.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5583723730 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  contract sales price or original loan amount, whichever applies.Federal Compliance - TILA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
5622410518 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
1811983783 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.                                                             TILA SOL.Federal Compliance - CHARM Booklet Disclosure Status
6508088946 XXXXXXXXXX XXXXXXXXXX MI    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Michigan Consumer Mortgage Protection  Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        FNMA/FHLMC form                                                                                          Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine     (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA
                                                                                                        and does not                                                                                             compliance with timing requirements due to missing Initial Loan Application Date.[B]  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        contain the                                                                                              State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        following                                                                                                Provided Timely: Unable to determine compliance with timing requirements due to       Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer
                                                                                                                                                                                                                 Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                 Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
5453697119 XXXXXXXXXX XXXXXXXXXX MS    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
2062342149 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $726.25 does not correspond with the                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Federal Compliance - TILA Rescission
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        match           with the loan                                                                            using an application date of 01/XX/2006 which is 1 months prior to consummation. A    Missing
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___[B]                                                                                                (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Closing / Title                                                                                          Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        - Security                                                                                               TIL Finance Charge of $151,417.38 is underdisclosed from calculated Finance Charge of
                                                                                                        Instrument is                                                                                            $152,920.66 in the amount of $1,503.28.[B] Federal Compliance - TILA Rescission -
                                                                                                        not on a                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        FNMA/FHLMC form                                                                                          Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days from transaction date of 02/XX/2006.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7998370680 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2008.
8307151819 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.
8496030130 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingState Compliance - Ohio Prepayment                                                                                         -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        PenaltyState Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months   Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Lender)State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not        Verified)Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Maximum calculated prepay of $2,982.72 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).
9022100345 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Initial Loan Application Test
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5247810670 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  0.125%Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     FACTA Disclosure Missing
                                                                                                        match           with the loan                                                                            using an application date of 12/XX/2007 which is 0 months prior to consummation. A
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the note.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 9.62000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 9.92962% outside of 0.125% tolerance.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2007.
1449289787 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Provided)Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2008.
2957849815 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL Itemization did not disclose the $63 recording
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  service fee as prepaid finance charges.State Compliance - Tennessee Prepayment Penalty
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A    Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                 contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $266,104.99 is underdisclosed from calculated Finance Charge of $266,169.70 in the amount of $64.71.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
8521973999 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                        Instrument is                                                                                            Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        not on a                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        and does not                                                                                             Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        contain the                                                                                              compliance with timing requirements due to missing Initial Loan Application Date.[B]  Compliance - Disbursement Date Missing
                                                                                                        following                                                                                                State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                        clauses:: ___                                                                                            List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
2825567326 XXXXXXXXXX XXXXXXXXXX TN    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3329456667 XXXXXXXXXX XXXXXXXXXX WI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA Rescission -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance - It
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          appears a lower Index was used at origination than the 4.00% Index available within the
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  look-back period.Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance         Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   appraised value, compliance tests requiring an LTV were run off an assumed value of a of application date located in file.  Compliance tests were run using an application  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,046.06 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $127,640.86 in the amount of
                                                                                                                                                                                                                 $594.80.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2004.
1948808642 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2008.
8604449233 XXXXXXXXXX XXXXXXXXXX WI    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
9013525453 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8512985606 XXXXXXXXXX XXXXXXXXXX DE    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.
1332439884 XXXXXXXXXX XXXXXXXXXX LA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1408849485 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2010  2/XX/2010    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR
                                                                                                        Security                                                                                                 03/XX/2010 used as disbursement date for compliance testing.[B] Federal Compliance -  Inaccuracy Received Less than 3 Business Days from ConsummationFederal Compliance -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TIL-MDIA - Initial TIL Not Provided within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Higher-Priced Mortgage Loan: APR on subject loan of 10.44315% or Final Disclosure APR Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        and does not                                                                                             of 10.47000% is in excess of allowable threshold of APOR 4.42% + 1.5%, or 5.92000%.   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              Compliant Higher Priced Mortgage Loan.[B] Miscellaneous Compliance - (Doc Error) GFE  Compliance - RESPA (2010)   Written Service Provider List MissingFederal Compliance -
                                                                                                        following                                                                                                Error: Interest rate available through date not provided.: -[B] Federal Compliance -  RESPA -  Initial GFE Not Provided Within 3 Business Days of ApplicationFederal Compliance
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 DaysFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2010 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance - Federal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   HPML 2009 CompliantFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor        (Doc Error) GFE Error: Interest rate available through date not provided.Miscellaneous
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]     Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked
                                                                                                                                                                                                                 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than prior to closing
                                                                                                                                                                                                                 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum ten (XXXXXXXXXXX)
                                                                                                                                                                                                                 business day availability for estimate of charges and terms for all other settlement charges.[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business
                                                                                                                                                                                                                 Days of Application: Unable to determine compliance with timing requirements due to
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] Federal Compliance - RESPA (2010)   Written
                                                                                                                                                                                                                 Service Provider List Missing: RESPA (XXXXXXXXXXX):  Borrower not provided with list of service providers.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - RESPA Servicing
                                                                                                                                                                                                                 Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 03/XX/2010, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2010.[B] Federal Compliance - TIL-MDIA - Initial TIL
                                                                                                                                                                                                                 Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy
                                                                                                                                                                                                                 Received Less than 3 Business Days from Consummation: Truth in Lending Act
                                                                                                                                                                                                                 (XXXXXXXXXXX):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (XXXXXXXXXXX) business days prior to closing.
5464976786 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA Rescission -                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateState Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Michigan Prepayment PenaltyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  (Counseling Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance         Counseling Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -         - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        contain the                                                                                              Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        following                                                                                                Provided Timely): Unable to determine compliance with timing requirements due to      TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        clauses:: ___                                                                                            missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Missing
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                                                                                                                                 List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $2,776.83 exceeds the state maximum for first lien loans of 1% of the prepaid balance
                                                                                                                                                                                                                 (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
3840521710 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
1129175377 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
4280550216 XXXXXXXXXX XXXXXXXXXX TN    10/XX/2008 8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Alternate source used for application dateApplication /         REVIEWER - GENERAL                                                           -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Processing - Missing Document: Missing Lender's Initial 1003Closing / Title - (Doc Error)  COMMENT (2020-02-28):
                                                                                                                                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TIL Error: Borrower signature not dated.Closing / Title - (Doc Error) TIL Error: Final TIL Updated from: RESPA
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   not signed by all required partiesFederal Compliance - TILA Rescission - Disbursement Date Disclosure Rule: Unable
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide         Less than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission    to determine if Creditor
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business   provided Affiliated
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - Right of Rescission Timing -    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal           Business Arrangement
                                                                                                                                                                                                                 Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine           Compliance - Disbursement Date Missing                                                     Disclosure to applicant
                                                                                                                                                                                                                 compliance with rescission timing requirements.[B] Federal Compliance - TILA                                                                                                     within three (3) business
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth                                                                                            days of application due
                                                                                                                                                                                                                 in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three                                                                                                to missing information.
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.
5052140456 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8109422359 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2008.
1745075592 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TIL Itemization did not disclose $53.00 Recording Service Fee as a                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Prepaid Finance Charge.Federal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance         ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 14.75000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $414,996.77 is underdisclosed from calculated Finance Charge of $415,053.24 in the amount of $56.47.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2008.
1634126533 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - ARM Disclosure Compliant TestFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006    Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        following                                                                                                Compliance tests were run using an application date of 09/XX/2006 which is 1 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
4798133979 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6373088173 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
9109713687 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Alternate source used for application dateApplication /         REVIEWER - GENERAL                                                           -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - New York Late    Processing - Missing Document: Missing Lender's Initial 1003Federal Compliance - FACTA     COMMENT (2020-02-28):
                                                                                                                                                                                                                 Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is    Disclosure MissingState Compliance - (State HPML Disclosure) New York Subprime Loan        Updated from: New York
                                                                                                                                                                                                                 less than the state minimum of 15 days.[B] State Compliance - New York Late Charge    (Notice of Taxes and Insurance Not Provided)State Compliance - New York Subprime Home Loan Subprime Loan: APR on
                                                                                                                                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds   Threshold Greater than 3 Year ARM Non-CompliantState Compliance - (State HPML Disclosure)  subject loan of 12.37411%
                                                                                                                                                                                                                 the state maximum of 2%.[B] State Compliance - (State HPML Disclosure) New York       New York Subprime Loan (Counseling Disclosure Not Provided)State Compliance - 5% late      is in excess of allowable
                                                                                                                                                                                                                 Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan:           charge exceeds 2% maximum per state (NY).State Compliance - 10 day grace period is less    threshold of Prime
                                                                                                                                                                                                                 Counseling Disclosure not provided to borrower.[B] State Compliance - New York        than 15 day minimum per state (NY).Federal Compliance - RESPA Disclosure - Affiliated      Mortgage Market Rate
                                                                                                                                                                                                                 Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: New York Subprime Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal  5.63000% + 1.75%, or
                                                                                                                                                                                                                 Loan: APR on subject loan of 12.37411% is in excess of allowable threshold of Prime   Compliance - (Missing Data) Last Rate Set Date                                             7.38000%.  Non-Compliant
                                                                                                                                                                                                                 Mortgage Market Rate 5.86000% + 1.75%, or 7.61000%.  Non-Compliant SubPrime Loan.[B]                                                                                             SubPrime Loan.REVIEWER -
                                                                                                                                                                                                                 State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes                                                                                               GENERAL COMMENT
                                                                                                                                                                                                                 and Insurance Not Provided): New York Subprime Loan: Borrower not provided with                                                                                                  (2020-02-28): Updated
                                                                                                                                                                                                                 Notice of Taxes and Insurance on 1st lien, subprime loan.[B] Federal Compliance -                                                                                                from: RESPA Disclosure
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                                                                             Rule: Unable to determine
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date                                                                                            if Creditor provided
                                                                                                                                                                                                                 used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -                                                                                              Affiliated Business
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                Arrangement Disclosure to
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                 applicant within three
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of                                                                                                  (3) business days of
                                                                                                                                                                                                                 application.                                                                                                                                                                     application due to
                                                                                                                                                                                                                                                                                                                                                                                                  missing information.
2329014345 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2004.
4225296109 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Maryland Late Charge Grace Period TestingFederal Compliance - FACTA                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - Maryland Late    Disclosure Missing
                                                                                                        Security                                                                                                 Charge Grace Period Testing: Maryland Late Charge: Note grace period of 7 days is
                                                                                                        Instrument is                                                                                            less than the state minimum of 15 days.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2417551340 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6476184136 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - CHARM Booklet                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1350228509 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                        Security                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  to determine if loan is a same lender refiFederal Compliance - TILA Rescission -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
1466701261 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 02/XX/2007.
7035307258 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2003  4/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - Under disclosure appears to be fee payment stream
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   related due to daily simple interest calculation.Federal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance -
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        following                                                                                                Compliance tests were run using an application date of 04/XX/2003 which is 0 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $76,718.06 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $76,778.48 in the amount of $60.42.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2003.
7099220626 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  refiFederal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 02/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was
                                                                                                        clauses:: ___                                                                                            not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3725512670 XXXXXXXXXX XXXXXXXXXX TN    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Tennessee                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Prepayment Penalty TestFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          3 Business Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee
                                                                                                        and does not                                                                                             Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the
                                                                                                        contain the                                                                                              Note in bold language separated from other language by bold dividing lines.[B]
                                                                                                        following                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        clauses:: ___                                                                                            From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
3471069101 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Michigan Consumer Mortgage Protection  Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        FNMA/FHLMC form                                                                                          Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine     (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA
                                                                                                        and does not                                                                                             compliance with timing requirements due to missing Initial Loan Application Date.[B]  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        contain the                                                                                              State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        following                                                                                                Provided Timely: Unable to determine compliance with timing requirements due to       Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer
                                                                                                                                                                                                                 Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                 Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
1086147365 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance - Ohio                                                                                  -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)State
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 10/XX/2007 which is 1 months   Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application         Mortgage Loan Information Document Not Retained by Lender)State Compliance - Ohio Consumer
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Sales Practices Act (Ability to Repay not Verified)Federal Compliance - Missing Initial
                                                                                                        and does not                                                                                             Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not        Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales
                                                                                                        following                                                                                                Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                        clauses:: ___                                                                                            Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
9257149063 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - ARM Disclosure Status TestFederal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Date Less than 3 Business Days From Transaction DateFederal Compliance - o It appears a
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        lower Index was used at origination than the 6.00% Index available within the look-back
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005    period.Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      Missing
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                 determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $232,801.55 is underdisclosed from calculated Finance Charge of $233,883.74 in the amount of $1,082.19.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.
4103902630 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Grace period not allowed per state MD - min grace period for MD is 15                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   days - note states 7 daysFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Security                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Maryland Late Charge Grace Period      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Testing: Maryland Late Charge: Note grace period of 7 days is less than the state     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             minimum of 15 days.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                        contain the                                                                                              evidence of application date located in file.  Compliance tests were run using an
                                                                                                        following                                                                                                application date of 05/XX/2007 which is 1 months prior to consummation. A lookback
                                                                                                        clauses:: ___                                                                                            was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.
3439604336 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - Unable to determine source of under disclosure due to
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    the lender index value used to calculate finance charges was not provided. In addition
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   {section} the TIL payment streams disclosed do not match the actual terms of the note. The
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TIL payment stream was disclosed as 480 fixed payments,  however the note terms 36 fixed
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  payments and arm adjustments for the remainder of the loan term.Federal Compliance - CHARM
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance         Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $372,496.55 is underdisclosed from calculated Finance Charge of $372,992.70 in the amount of $496.15.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2008.
4235079264 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Investment Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application
                                                                                                        (Missing Doc)   note of                                                                                  date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.
                                                                                                        Addendum: Note  does not
                                                                                                        P&I does not    correspond
                                                                                                        match           with the loan
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
1212318501 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
6398364572 XXXXXXXXXX XXXXXXXXXX MS    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
2035768328 XXXXXXXXXX XXXXXXXXXX TN    12/XX/2008 11/XX/2008   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 12/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                 contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2008.
7519465540 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2008.
6533087524 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        not on a                                                                                                 Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance         than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission Timing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed  MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
8134046703 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                        Security                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Agencies List)Federal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Michigan Consumer Mortgage Protection
                                                                                                        FNMA/FHLMC form                                                                                          Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                        and does not                                                                                             HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                        contain the                                                                                              Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        following                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        clauses:: ___                                                                                            06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2006.
8127132414 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Unable to determine reason for variance due to missing itemization of SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           amount financedFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement     (2020-02-25): Unable to   (2020-02-25): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing  procure.                  procure.
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   providedFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Fee Testing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $154,534.26 is underdisclosed from calculated Finance Charge of $154,687.93 in the amount of $153.67.
9734755737 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     State Compliance - Massachusetts Late Charge Percent TestingState Compliance -                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                 document or worksheet indicating how the lender determined that the home loan is in   FileFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance -
                                                                                                                                                                                                                 the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent      (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5906157012 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   Right of Rescission Timing - Receipt Date MissingState Compliance - Massachusetts
                                                                                                                                                                                                                 document or worksheet indicating how the lender determined that the home loan is in   Prepayment PenaltyState Compliance - Massachusetts Late Charge Percent TestingState
                                                                                                                                                                                                                 the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent      Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet
                                                                                                                                                                                                                 Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the  Not in FileFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 state maximum of 3%.[B] State Compliance - Massachusetts Prepayment Penalty:          Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                 determine compliance with rescission timing requirements.
8473001496 XXXXXXXXXX XXXXXXXXXX MN    5/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $215,988.97 is underdisclosed from calculated        amount financed.
                                                                                                                                                                                                                 Finance Charge of $216,057.40 in the amount of $68.43.
8426798437 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2002  8/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1582349902 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6774675772 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1405864247 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2003  4/XX/2003    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8842097783 XXXXXXXXXX XXXXXXXXXX MO    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8671384274 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2003  8/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Payoff Statement MissingFederal Compliance - (Missing Data) Unable to                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
7570389618 XXXXXXXXXX XXXXXXXXXX TN    3/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Tennessee Prepayment Penalty TestFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed  ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance -
                                                                                                                                                                                                                 Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
8928591263 XXXXXXXXXX XXXXXXXXXX KY    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         DisclosureFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6643907716 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
7225277208 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                        Instrument is                                                                                            Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        not on a                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        and does not                                                                                             Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        contain the                                                                                              compliance with timing requirements due to missing Initial Loan Application Date.[B]  Compliance - Disbursement Date Missing
                                                                                                        following                                                                                                State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                        clauses:: ___                                                                                            List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
1503773750 XXXXXXXXXX XXXXXXXXXX NM    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          ApplicationFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        not on a                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  (Missing Data) Last Rate Set Date
                                                                                                        contain the                                                                                              date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                        clauses:: ___                                                                                            Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2008.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3594623647 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2008.
3326052452 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD         Miscellaneous Compliance - No PPP- Note and Initial TIL reflect No prepayment penalty,                                                                                  -
                                                                                                                                                                                                                 indicates loan has PPP, however file does not contain prepayment penalty addendum.    however the Final TIL indicates there May be a prepayment penalty
                                                                                                                                                                                                                 Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
6887322245 XXXXXXXXXX XXXXXXXXXX TN    2/XX/2010  12/XX/2009   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
4746517630 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2009 9/XX/2009    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of                                                                                      -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL-MDIA - Initial TIL
                                                                                                                                                                                                                 Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
6959538888 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    Federal Compliance - (Missing Data) Last Rate Set Date                                                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
1872035757 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3775127344 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine chase of under-disclosure due to missing                                                                                       -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Right of Rescission Timing - Note Date used as Transaction DateFederal Compliance -
                                                                                                                                                                                                                 tests were run using an application date of 07/XX/2005 which is 1 months prior to     Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $147,735.74 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $149,077.06 in the amount of $1,341.32.
9209149029 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2004  7/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #          Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                                                                                                                                                                 Assignment Date missing.  Creditor application date used as FHA case # assignment     Missing Initial Loan Application TestFederal Compliance - FHA Case Number Assignment Date
                                                                                                                                                                                                                 date for purposes of any applicable compliance testing.[B] Federal Compliance -       Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3969936110 XXXXXXXXXX XXXXXXXXXX TN    1/XX/2003  12/XX/2002   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Amount Financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $27,551.21 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $27,941.75 in the amount of $390.54.
8333889060 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
2161402388 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4800714840 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7506935498 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of Application to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4529148916 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7903376085 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
1109663283 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $4,046.00,    Business Days From Transaction DateState Compliance - California Primary Residence Late
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's    Charge Percent TestingState Compliance - California Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 license type.[B] State Compliance - California Primary Residence Late Charge Percent  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing      Business Days of Application
                                                                                                                                                                                                                 information.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7677085045 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
1928542357 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2005  2/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9206177062 XXXXXXXXXX XXXXXXXXXX TX    2/XX/2005  1/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Application
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
2309901731 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2005.
3197161220 XXXXXXXXXX XXXXXXXXXX MO    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestState Compliance - Missouri Prepayment                                                                                   -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] State Compliance -       PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay   Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 of $1,518.75 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
7849191352 XXXXXXXXXX XXXXXXXXXX IN    2/XX/2005  1/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Initial Loan Application Test
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3471541964 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      Federal Compliance - Right of Rescission Timing - Note Date used as Transaction DateState                                                                               -
                                                                          Debt Consolidation                                                                                                                     Unable to determine if late charge exceeds state maximum due to missing               Compliance - California Primary Residence Late Charge Percent TestingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - RESPA Disclosure - Affiliated Business           RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      Business Days of Application
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7223274390 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     RefinanceFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Status TestState Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      Counseling Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance
                                                                                                                                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
2500797730 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6271761947 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Federal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3134697602 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2005  11/XX/2004   Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
8130294955 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6619924282 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Oregon Prepayment Penalty Max PrepayFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if
                                                                                                                                                                                                                 Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan    loan is a same lender refi
                                                                                                                                                                                                                 agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
6002668844 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.                              Arrangement Disclosure Not Provided Within 3 Business Days of Application
5860710944 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2004 9/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Timing TestFederal Compliance - ARM Disclosure Compliant TestState Compliance - North
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Carolina Home Loan (Impermissible Prepayment Penalty)Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer  Application
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] State Compliance - North Carolina
                                                                                                                                                                                                                 Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5597071807 XXXXXXXXXX XXXXXXXXXX MO    11/XX/2004 8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
4660153065 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2004 8/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8217113704 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestState Compliance - Michigan Consumer                                                                                     -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] State Compliance -       Caution and Home Ownership Counseling Notice Not Provided TimelyState Compliance -
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                 Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights Timely)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 disclosure not provided to borrower at the time of application.[B] State Compliance - Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Counseling Notice not provided to borrower at the time of application.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
5043011506 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
6767930543 XXXXXXXXXX XXXXXXXXXX WI    8/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Wisconsin Prepayment Penalty ARM Testing
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State
                                                                                                                                                                                                                 Compliance - Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty:
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a first lien adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
9551681005 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2003 10/XX/2003   Investment Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
5145964464 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance - Ohio                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Standard Prepayment Penalty SMLAFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Ohio Standard Prepayment    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1706578876 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For   Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Missing     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Debt Consolidation                                                                                                                     Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any        Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                             (2020-02-23): Unable to   (2020-02-23): Unable to                            Indeterminable
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -                                                                                                   procure.                  procure.
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3350988586 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2003 9/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2055885346 XXXXXXXXXX XXXXXXXXXX LA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9154018788 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4915180203 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment         State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - RESPA                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay     Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.
6456540442 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4215468091 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9598332660 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9271685897 XXXXXXXXXX XXXXXXXXXX KS    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7355380148 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5510067554 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
4860918641 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4270362469 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2005 9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.
4755128561 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2006  9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit   Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                                                                                                                                 Score Disclosure was provided due to missing information.
5496018606 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2005  2/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Missing
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.
4428664100 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2004  5/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1077690939 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2003  8/XX/2003    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
9372619789 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act:     General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Missing: Missing Final TIL.                                                           amount, whichever applies.Federal Compliance - TILA - Final TIL MissingFederal Compliance
                                                                                                                                                                                                                                                                                                       - Notice of Right to Cancel Missing
9077335489 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2002 9/XX/2002    Primary    Refinance Rate/Term                                                        C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Unable to                                                                                    State - NC
                                                                                                                                                                                                                 Home Loan: Unable to determine if refinance loan was made without a tangible net      determine under disclosure due to missing Itemization of Amount FinancedFederal Compliance
                                                                                                                                                                                                                 benefit to borrower due to missing prior loan information.[B] Federal Compliance -    - Missing Initial Loan Application TestState Compliance - North Carolina CHL Tangible Net
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Benefit Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $115,610.77 is underdisclosed from calculated Finance Charge of $115,898.80 in the amount of $288.03.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
6813671173 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6125001975 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $201,386.48 is underdisclosed from calculated        Amount financed
                                                                                                                                                                                                                 Finance Charge of $201,436.40 in the amount of $49.92.
9278643194 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingState Compliance - Georgia Home Loan (Arbitration
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Clause)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Application Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] State Compliance - Georgia Home Loan
                                                                                                                                                                                                                 (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3560810102 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2008  6/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2585667506 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
3253901039 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2004  6/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1041769844 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2004  7/XX/2004    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
4787935234 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2004  6/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5273118053 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2004 5/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1205116548 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2004 8/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date Missing                                                                                                                          -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                 12/XX/2004 used as disbursement date for compliance testing.
9896903668 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2004 8/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
3027262000 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2004  8/XX/2004    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
1544153249 XXXXXXXXXX XXXXXXXXXX SC    8/XX/2004  7/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not      State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)                                                                                  -
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
6168237021 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2004  7/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
2907563823 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2008  4/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation                                                                                       -
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4341316628 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2008  3/XX/2008    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9358634935 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TIL Itemization did not disclose the Settlement Fee of $150 as a                                                                                   -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $126,004.16 is underdisclosed from calculated        prepaid finance charge.
                                                                                                                                                                                                                 Finance Charge of $126,153.98 in the amount of $149.82.
9887693761 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  1/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor            Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                 Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8586546889 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     provided
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
4608612206 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedMiscellaneous Compliance -                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Prepayment Penalty DiscrepancyFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 10/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2004 which is 1   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date Missing date.[B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD
                                                                                                                                                                                                                 indicates loan has PPP, however file does not contain prepayment penalty addendum.
                                                                                                                                                                                                                 Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2004.
2852364467 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2004  12/XX/2003   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage  State Compliance - Georgia Home Loan (Late Charge)Federal Compliance - RESPA Disclosure -                                                                               -
                                                                                                                                                                                                                 loan contains an impermissible late charge of greater than 5.0% or a grace period of  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 less than ten (XXXXXXXXXXX) days.[B] Federal Compliance - Missing Initial Loan        ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  Compliance - (Doc Error) Initial GFE not provided were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9642633931 XXXXXXXXXX XXXXXXXXXX MI    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 12/XX/2003 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)State
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights        ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] State Compliance - Michigan Consumer Caution  Rights Disclosure Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage         Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act          Missing
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2003.
4441688176 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - RESPA                                                                                      -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Ohio Standard Prepayment    Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5344379777 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 11/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     than 3 Business Days From Transaction DateState Compliance - Ohio Alternate Prepayment
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2002 which is 1   Penalty SMLA TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 for a prepayment penalty on a refinance by the same lender. (XXXXXXXXXXX)[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2002.
9669199032 XXXXXXXXXX XXXXXXXXXX MO    8/XX/2002  7/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - There is a GFE in the file but the document is
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        not dated
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4078960158 XXXXXXXXXX XXXXXXXXXX NC    4/XX/1997  4/XX/1997    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine cause of under-disclosure due to
                                                                                                        Security                                                                                                 04/XX/1997 used as disbursement date for compliance testing.[B] Federal Compliance -  missing itemization of amount financed.Federal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        not on a                                                                                                 Charge of $76,963.31 is underdisclosed from calculated Finance Charge of $77,238.32
                                                                                                        FNMA/FHLMC form                                                                                          in the amount of $275.01.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        and does not                                                                                             Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        contain the                                                                                              transaction disbursed on 04/XX/1997, prior to three (XXXXXXXXXXX) business days from
                                                                                                        following                                                                                                transaction date of 04/XX/1997.
                                                                                                        clauses:: ___
3372365864 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2001  5/XX/2001    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Alternate Prepayment Penalty SMLA TestFederal
                                                                                                                                                                                                                 06/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2001 which is 1   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows   appraised value, compliance tests requiring an LTV were run off an assumed value of a for a prepayment penalty on a refinance by the same lender. (XXXXXXXXXXX)[B] Federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2001, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2001.
9579383843 XXXXXXXXXX XXXXXXXXXX MO    2/XX/2001  1/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 02/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     not provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2001.
8390010608 XXXXXXXXXX XXXXXXXXXX TN    3/XX/2000  2/XX/2000    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 03/XX/2000 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2000 which is 1   Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value, months prior to consummation. A lookback was performed to determine this application  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2000, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6820991271 XXXXXXXXXX XXXXXXXXXX MI    6/XX/1999  5/XX/1999    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Other                         Title -                                                                                                  refi: Original Lender was not able to be determined. Unable to determine if correct   Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                        Security                                                                                                 TILA rescission form was used.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                        Instrument is                                                                                            Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided
                                                                                                        not on a                                                                                                 to the borrower by closing.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9581550972 XXXXXXXXXX XXXXXXXXXX LA    6/XX/2001  5/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL Itemization did not disclose the recording
                                                                                                                                                                                                                 06/XX/2001 used as disbursement date for compliance testing.[B] State Compliance -    service fee of $195 as a prepaid finance charge.State Compliance - Louisiana Prepayment
                                                                                                                                                                                                                 Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed   PenaltyFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 per state is 5%, 4%, 3%, 2%, 1% (XXXXXXXXXXX).  Loan contracts for prepay percentages Disbursement Date Missing of 5.15000%, 5.15000%, 5.15000%, 5.15000%, 5.15000%, which exceeds the max allowable.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,796.88 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $120,991.87 in the amount of
                                                                                                                                                                                                                 $194.99.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2001.
2757788699 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2006  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3476164350 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2005  2/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.
1448228497 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2005  1/XX/2005    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
1672682967 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2005  12/XX/2004   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8478688137 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2005  11/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $393,859.92 is underdisclosed from calculated        amount financed.
                                                                                                                                                                                                                 Finance Charge of $394,060.05 in the amount of $200.13.
9115792355 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2004 11/XX/2004   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1860553990 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2004 10/XX/2004   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9829481645 XXXXXXXXXX XXXXXXXXXX NC    11/XX/2001 10/XX/2001   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financed.Federal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $181,645.18 is underdisclosed from calculated Finance Charge of $181,716.64 in the amount of $71.46.
4061227509 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2006 11/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4164537779 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4928651864 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7253541198 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1912858282 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8593279851 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan:     State Compliance - Georgia Home Loan (Arbitration Clause)                                                                                                               -
                                                                                                                                                                                                                 Mortgage loan contains an unfair or oppressive arbitration clause.
7856844655 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 12/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8822600773 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        State - NC
                                                                                                                                                                                                                 Home Loan: Unable to determine if refinance loan was made without a tangible net      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 benefit to borrower due to missing prior loan information.[B] Federal Compliance -    off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 11/XX/2007 which is 1 months prior to consummation. A    MissingState Compliance - North Carolina CHL Tangible Net Benefit Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
4888750220 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   to Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   Missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___[B]                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Closing / Title                                                                                          disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        - Security                                                                                               date of 06/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Instrument is                                                                                            All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        not on a                                                                                                 by all parties whose ownership interest is or will be subject to the security
                                                                                                        FNMA/FHLMC form                                                                                          interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        and does not                                                                                             Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                        contain the                                                                                              on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
                                                                                                        following
                                                                                                        clauses:: ___
1866946177 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2004  7/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 08/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     lender refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2004 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     of a contract sales price or original loan amount, whichever applies.
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6855339754 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure. The itemization of amount                                                                                    -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     financed match.Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Loan Application Test
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $183,995.60 is underdisclosed from calculated Finance Charge of $184,667.64 in the amount of $672.04.
7647635186 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Index used was 4.110%. The lowest Index                                                                                     -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available within the look-back period is 4.34%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Disclosure TimingFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $237,183.03 is underdisclosed from calculated Finance Charge of $251,269.85 in the amount of $14,086.82.
1709022297 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 2.19%. The closest Index                                                                                     -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 2.52%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 5.84300% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.18726% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,048.45
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $151,273.19 in the amount of
                                                                                                                                                                                                                 $13,224.74.
1262480943 XXXXXXXXXX XXXXXXXXXX WI    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateState Compliance - Wisconsin Late Charge Amount Testing First
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   LienFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date Missing date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.[B] State Compliance - Wisconsin Late Charge Amount Testing First
                                                                                                                                                                                                                 Lien: Wisconsin Late Charge: Note late charge percent of 20.00000% exceeds the state maximum of 5%.
8291206992 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
7543818263 XXXXXXXXXX XXXXXXXXXX MO    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingState Compliance - Missouri Prepayment PenaltyFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date Missing date.[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $2,963.99 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
4091363349 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Applied                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         workaround                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                        (Missing Doc)   and still                                                                                03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        Missing Note    have under                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Addendum: Note  disclosure.                                                                              Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        P&I does not    UTD.                                                                                     Test: No evidence of application date located in file.  Compliance tests were run     Disclosure Missing
                                                                                                        match                                                                                                    using an application date of 02/XX/2008 which is 1 months prior to consummation. A
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___                                                                                          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I                                                                                           provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
1313456897 XXXXXXXXXX XXXXXXXXXX NE    7/XX/2002  6/XX/2002    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     DateFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Security                                                                                                 date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed  refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable
                                                                                                        contain the                                                                                              to conclusively determine date of consummation. Note date used as transaction date
                                                                                                        following                                                                                                for purposes of determining compliance with rescission timing requirements clauses:: ___
7297805951 XXXXXXXXXX XXXXXXXXXX NM    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
1113296266 XXXXXXXXXX XXXXXXXXXX MS    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Missing
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
1434405753 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
8897383504 XXXXXXXXXX XXXXXXXXXX MS    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
3899835980 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             using an application date of 01/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
8547107843 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
8042550033 XXXXXXXXXX XXXXXXXXXX WI    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
6442282091 XXXXXXXXXX XXXXXXXXXX AL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Notice of Right to                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2007.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
8287795238 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note                                                                                             Compliance tests were run using an application date of 08/XX/2006 which is 1 months   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note                                                                                           prior to consummation. A lookback was performed to determine this application         Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        P&I does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        match                                                                                                    Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        calculated P&I:                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        Note P&I of ___                                                                                          to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        does not match                                                                                           information.
                                                                                                        Calculated P&I
                                                                                                        of ___
1752572906 XXXXXXXXXX XXXXXXXXXX AL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                        and does not                                                                                             using an application date of 04/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
2458331959 XXXXXXXXXX XXXXXXXXXX LA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          [B] General     The subject                  B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Appraisal       has 3                                                                                    disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                        Requirements -  separate                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Louisiana Prepayment PenaltyState Compliance - Louisiana Late Charge Grace Period
                                                                                                        Incorrect       building that                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TestingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Appraisal Form  were                                                                                     Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance         Disbursement Date Missing
                                                                                                        type: Appraisal appraised on                                                                             testing.[B] State Compliance - Louisiana Late Charge Grace Period Testing: Louisiana
                                                                                                        Form 1004/70    3 separate                                                                               Late Charge: Note grace period of 7 days is less than the state minimum of 10
                                                                                                        used for        1004/70                                                                                  days.[B] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment
                                                                                                        incorrect       appraisal                                                                                Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (XXXXXXXXXXX).  Loan
                                                                                                        Subject         forms in                                                                                 contracts for prepay percentages of 3.85200%, 3.85200%, 3.85200%,   which exceeds the
                                                                                                        property type.: April of                                                                                 max allowable.  Prepay language states prepay will not exceed maximum permitted by
                                                                                                        -               2004. In                                                                                 applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                        October 2004,                                                                            evidence of application date located in file.  Compliance tests were run using an
                                                                                                                        the                                                                                      application date of 10/XX/2004 which is 1 months prior to consummation. A lookback
                                                                                                                        appraisals                                                                               was performed to determine this application date.[B] Federal Compliance - TILA
                                                                                                                        were reviewed                                                                            Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                                        and value                                                                                in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three
                                                                                                                        re-certified.                                                                            (XXXXXXXXXXX) business days from transaction date of 11/XX/2004.
2566640533 XXXXXXXXXX XXXXXXXXXX MS    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
7306684545 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - Final TIL Finance Charge Under
                                                                                                        not on a                                                                                                 Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance         DisclosedFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 08/XX/2005 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $163,975.98 is underdisclosed from calculated Finance Charge of $168,797.49 in the amount of $4,821.51.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2005.
2038502440 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Final TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - TILA
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM
                                                                                                        not on a                                                                                                 Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance         Booklet Disclosure StatusFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
3992900329 XXXXXXXXXX XXXXXXXXXX MO    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Application TestGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2007 which is 1 months   or original loan amount, whichever applies.
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.
8661129613 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 12/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2003 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 12/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 12/XX/2003.
4625530122 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                          XXXX Work                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                            Around                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     equal to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1   than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2009.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9524326635 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to determine under disclosure -TIL Itemization does not                                                                                     -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL      itemize prepaid finance charges.  Total prepaid finance charges disclosed was $3026.96 and
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of     audit calculates $3153.46.Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 $103,483.69 is underdisclosed from calculated Finance Charge of $103,610.94 in the amount of $127.25.
8259785563 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 06/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.
5158368412 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states      Transaction DateState Compliance - Connecticut Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement loan is a same lender refiFederal Compliance - Missing Initial Loan Application date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 using an application date of 04/XX/2004 which is 1 months prior to consummation. A    compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    or original loan amount, whichever applies.
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3834460901 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      loan amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Borrower signature
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: not dated.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
2927991746 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingGeneral Appraisal
                                                                                                        Security                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     applies.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        clauses:: ___                                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3590435976 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2003  1/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 02/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  to determine if loan is a same lender refiFederal Compliance - Notice of Right To Cancel
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Not Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2003 which is 1   Date Less than 3 Business Days From Transaction DateFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2435176607 XXXXXXXXXX XXXXXXXXXX AL    12/XX/2005 12/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A      State Compliance - Alabama Prepayment Penalty                                                                                                                           -
                                                                                                                                                                                                                 prepayment penalty is not permitted under the Consumer Credit Act.
6933137369 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Initial GFE not provided
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.
9174984759 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date Missing                                                                                                                          -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement date for compliance testing.
3492125788 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    Miscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance - Michigan                                                                              -
                                                                          Debt Consolidation                                                                                                                     Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan
                                                                                                                                                                                                                 Bill of Rights disclosure not provided to borrower.[B] State Compliance - Michigan    Consumer Caution and Home Ownership Counseling Notice Not ProvidedState Compliance -
                                                                                                                                                                                                                 Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not
                                                                                                                                                                                                                 Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not   Provided)
                                                                                                                                                                                                                 provided to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.
6293094815 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 01/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2005.
5566866542 XXXXXXXXXX XXXXXXXXXX AL    12/XX/1998 11/XX/1998   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 12/XX/1998 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/1998, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/1998.
3434886287 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not      State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)                                                                                  -
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
2130054149 XXXXXXXXXX XXXXXXXXXX AL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6570135841 XXXXXXXXXX XXXXXXXXXX AL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan                                                                              Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
5643118721 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement MissingFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        Note P&I of ___ term, and                                                                                impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the loan.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
6768660898 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late       Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B]    Compliance - Right of Rescission Timing - Receipt Date MissingState Compliance - Maryland
                                                                                                        (Missing Doc)   note of                                                                                  Federal Compliance - Missing Initial Loan Application Test: No evidence of            Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Missing Note    XXXXXXXXXX                                                                               application date located in file.  Compliance tests were run using an application     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Addendum: Note  does not                                                                                 date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                        P&I does not    correspond                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        calculated P&I: amount, loan                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          or original loan amount, whichever applies.
                                                                                                        Note P&I of ___ term, and                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        does not match  interest rate                                                                            business days of application due to missing information.[B] Federal Compliance -
                                                                                                        Calculated P&I  on the loan.                                                                             Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        of ___                                                                                                   to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3369421604 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2006 10/XX/2006   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   or original loan amount, whichever applies.Federal Compliance - Notice of Right To Cancel months prior to consummation. A lookback was performed to determine this application  Not Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Date Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3220377066 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Missing
                                                                                                        Calculated P&I  on the note.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7665694037 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   same lender refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     or original loan amount, whichever applies.
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        Instrument is                                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        FNMA/FHLMC form                                                                                          Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to
                                                                                                        and does not                                                                                             three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        following                                                                                                Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        clauses:: ___                                                                                            interest is or will be subject to the security interest.
5152752086 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2001 9/XX/2001    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - Right of Rescission       applies.Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right
                                                                                                        Addendum: Note  does not                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine  To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        P&I does not    correspond                                                                               compliance with rescission timing requirements.[B] Federal Compliance - TILA          Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        match           with the loan                                                                            Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I: amount, loan                                                                             in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three     Application Test
                                                                                                        Note P&I of ___ term and                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2001.[B] Federal
                                                                                                        does not match  interest rate                                                                            Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        Calculated P&I  on the note.                                                                             Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        of ___                                                                                                   interest is or will be subject to the security interest.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
5982065706 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2003 11/XX/2003   Primary    Refinance Rate/Term           [C] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                        Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -          (2020-02-25): Unable to   (2020-02-25): Unable to                            Deficiency
                                                                                                        (Missing Doc)                                                                                            applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -      procure.                  procure.
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Unable to determine under disclosure due to missing itemization of amount financed.Federal
                                                                                                        Addendum: Note                                                                                           not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        P&I does not                                                                                             date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        match                                                                                                    Test: No evidence of application date located in file.  Compliance tests were run     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        calculated P&I:                                                                                          using an application date of 11/XX/2003 which is 1 months prior to consummation. A    Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Note P&I of ___                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        does not match                                                                                           RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        Calculated P&I                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  loan amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Final TIL not
                                                                                                        of ___[B]                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three         signed by all required partiesClosing / Title - (Doc Error) TIL Error: Borrower signature
                                                                                                        Closing / Title                                                                                          (XXXXXXXXXXX) business days of application due to missing information.[B] Federal     not dated.Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For
                                                                                                        - Security                                                                                               Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL     Fee Testing
                                                                                                        Instrument is                                                                                            Signature Date. Unable to determine compliance with rescission timing
                                                                                                        not on a                                                                                                 requirements.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        FNMA/FHLMC form                                                                                          In Lending Act: Final TIL Finance Charge of $58,345.20 is underdisclosed from
                                                                                                        and does not                                                                                             calculated Finance Charge of $58,546.03 in the amount of $200.83.[B] Federal
                                                                                                        contain the                                                                                              Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        following                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        clauses:: ___                                                                                            12/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2003.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
3324115128 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Loan Application Test
                                                                                                                                                                                                                 date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7319032982 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingGeneral
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  applies.
                                                                                                                                                                                                                 were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
3057923762 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2001 11/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.
9829436445 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided TimelyFederal                                                                                  -
                                                                          Other                                                                                                                                  Lending Act (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of       Compliance - Notice of Right to Cancel MissingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not   PenaltyState Compliance - Illinois Late Charge Percent TestingFederal Compliance - Missing
                                                                                                                                                                                                                 Provided Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not  Initial Loan Application TestFederal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - MissingFederal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not
                                                                                                                                                                                                                 provided to borrower.[B] State Compliance - Illinois Late Charge Percent Testing:
                                                                                                                                                                                                                 Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
4412391785 XXXXXXXXXX XXXXXXXXXX ND    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Costs and Fees Not                                                                                    -
                                                                          Other                                                                                                                                  Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at Disclosed In HELOC AgreementState Compliance - North Dakota Prepayment PenaltyFederal
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure      Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Initial Loan Application TestGeneral Appraisal Requirements - Due to lack of appraised months prior to consummation. A lookback was performed to determine this application  value, compliance tests requiring an LTV were run off an assumed value of a contract sales date.[B] State Compliance - North Dakota Prepayment Penalty: North Dakota Prepayment  price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Penalty:  Loan contains prepayment penalty which was not disclosed separately to the borrower.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
9027851463 XXXXXXXXXX XXXXXXXXXX FL    9/XX/1996  8/XX/1996    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 09/XX/1996 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                                                                                                                                 TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (XXXXXXXXXXX):    Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 HELOC APR does not match Interest Rate.[B] Federal Compliance - Missing Initial Loan  Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - TILA
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  HELOC - APR Does Not Match Interest Rate were run using an application date of 08/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4273968062 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2001  1/XX/2001    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $146,648.22 is underdisclosed from calculated        amount financed.
                                                                                                                                                                                                                 Finance Charge of $147,327.20 in the amount of $678.98.
4804886687 XXXXXXXXXX XXXXXXXXXX MI    6/XX/1999  5/XX/1999    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 06/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/1999.
5941670000 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9988037921 XXXXXXXXXX XXXXXXXXXX KS    1/XX/2000  12/XX/1999   Primary    Refinance Cash-out -          [B] Closing /                                C           C           C           C           C           [C] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                      Tested     Indeterminable
                                                                          Other                         Title -                                                                                                  to determine LTV or CLTV due to missing information.  State compliance testing is     Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 unreliable.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date      Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                        Instrument is                                                                                            Missing: Evidence of disbursement date not found in file. Security Instrument Notary  appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        not on a                                                                                                 Date of 01/XX/2000 used as disbursement date for compliance testing.[B] Federal       contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Missing Initial Loan Application Test: No evidence of application date   (Missing Data) Missing Information to Determine LTV
                                                                                                        and does not                                                                                             located in file.  Compliance tests were run using an application date of 12/XX/1999
                                                                                                        contain the                                                                                              which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        following                                                                                                application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        clauses:: ___                                                                                            than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2000, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2000.
4480474365 XXXXXXXXXX XXXXXXXXXX OH    5/XX/1999  3/XX/1999    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
                                                                          Debt Consolidation            Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8097895699 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Amount Financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,009.88 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $158,229.88 in the amount of
                                                                                                                                                                                                                 $220.00.
7444640698 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - TILA Rescission -         Test
                                                                                                        not on a                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        FNMA/FHLMC form                                                                                          Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days from transaction date of 07/XX/2007.[B] Federal Compliance - TILA
                                                                                                        contain the                                                                                              Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth
                                                                                                        following                                                                                                in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior
                                                                                                        clauses:: ___                                                                                            to expected date(XXXXXXXXXXX).
9811425475 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - The approval indicates the Index used was 1.693%. The lowest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the Look-back period is 1.99583%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $55,971.94 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $59,788.77 in the amount of $3,816.83.
9036809955 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -                                                                              -
                                                                          Other                                                                                                                                  Maximum calculated prepay of $1,625.00 exceeds the state maximum of 2 months interest Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9747785029 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of practicable time after using credit score.[B] Federal Compliance - Final TIL Finance  TILA SOL.Federal Compliance - The approval indicates the Index used was 3.560%. The lowest
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,040.13 Index available within the Look-back period is 3.79%.Federal Compliance - Federal FACTA
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $200,854.85 in the amount of      Disclosure Timing Test
                                                                                                                                                                                                                 $9,814.72.
8435283946 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Compliance - Index used per loan approval is 2.97% and the only index available to select
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     in our look back is 3.06%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Compliance - ARM Disclosure Timing TestFederal Compliance - Federal FACTA Disclosure
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                        contain the                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL Finance Charge of $214,842.81 is underdisclosed from calculated Finance
                                                                                                        clauses:: ___                                                                                            Charge of $219,872.21 in the amount of $5,029.40.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
1171442178 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2002  6/XX/2002    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
3378413478 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                        clauses:: ___                                                                                            Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2005.
8415867313 XXXXXXXXXX XXXXXXXXXX TN    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Compliant TestState Compliance - Tennessee Prepayment Penalty TestFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Missing
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                 contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
1171962564 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Notice Not ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Michigan Consumer Mortgage Protection  Bill of Rights Disclosure Not Provided)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.[B]      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                 Ownership Counseling Notice not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer
                                                                                                                                                                                                                 Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.
6342754168 XXXXXXXXXX XXXXXXXXXX CO    5/XX/2002  4/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Loan Application Test
                                                                                                                                                                                                                 date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                 Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8364364431 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2001  2/XX/2001    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #          Federal Compliance - FHA Case Number Assignment Date MissingMiscellaneous Compliance -                                                                                  -
                                                                                                                                                                                                                 Assignment Date missing.  Creditor application date used as FHA case # assignment     (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 date for purposes of any applicable compliance testing.
9176584636 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
1078671527 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL Itemization disclosed Prepaid Interest Charges in the amount of                                                                                -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     $1,329.45 and final HUD reflects $1,720.47.  TIL Itemization disclosed Closing charges in date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  the amount of $595.00 and final HUD reflects $600.00, itemization did not included to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  additional wire disbursement fee and sub escrow fee.Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $569,778.61 is     Loan Application Test
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $570,114.33 in the amount of
                                                                                                                                                                                                                 $335.72.
5010735608 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2008 9/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Missing Initial Loan                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Application TestFederal Compliance - Notice of Right to Cancel MissingFederal Compliance -
                                                                                                                                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2008 which is 1   providedClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1723132226 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     providedFederal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
8391978273 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - TIL itemization did not                                                                               -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        disclose an attorney fee $345 as prepaid finance charge.Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2006 which is 1 months   providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      amount, whichever applies.
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $68,557.85 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $68,906.24 in the amount of $348.39.
3724727777 XXXXXXXXXX XXXXXXXXXX AL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingGeneral - No signature but dated by lender for date of closing and date of
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      expiration.  H-9 form.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing
                                                                                                        Note P&I of ___ term, and                                                                                information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        does not match  interest rate                                                                            Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        Calculated P&I  on the loan.                                                                             timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        of ___                                                                                                   than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8638728943 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2007  5/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          applies.
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
3176340308 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        State - NC
                                                                                                        Title -         payment on                                                                               Home Loan: Unable to determine if refinance loan was made without a tangible net      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note  does not                                                                                 not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement not providedClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.State
                                                                                                        P&I does not    correspond                                                                               date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Compliance - North Carolina CHL Tangible Net Benefit Test
                                                                                                        match           with the loan                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        calculated P&I: amount, loan                                                                             using an application date of 04/XX/2007 which is 1 months prior to consummation. A
                                                                                                        Note P&I of ___ term, and                                                                                lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        does not match  interest rate                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Calculated P&I  on the loan.                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
6244126785 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8227868543 XXXXXXXXXX XXXXXXXXXX NC    11/XX/2006 10/XX/2006   UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   or original loan amount, whichever applies.Federal Compliance - Notice of Right To Cancel
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Not Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Date Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure
                                                                                                        calculated P&I: amount, loan                                                                             Type. If property type is other than single family residence, state and federal       - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Note P&I of ___ term, and                                                                                testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Calculated P&I  on the loan.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8793023877 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
9614978566 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 04/XX/2006 which is 1 months   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                        match           with the loan                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8432393330 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2005.
4316095711 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              State - NC
                                                                                                        Title -                                                                                                  Home Loan: Unable to determine if refinance loan was made without a tangible net      Final TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - Notice of
                                                                                                        Security                                                                                                 benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right of
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2005 which is 1   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   or original loan amount, whichever applies.State Compliance - North Carolina CHL Tangible
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   Net Benefit Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4176638783 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2004 which is 1   Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     of a contract sales price or original loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1510906231 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2004 which is 1   Type Not ProvidedFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        calculated P&I: amount, loan                                                                             Type. If property type is other than single family residence, state and federal       tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        Note P&I of ___ term, and                                                                                testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I  on the loan.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2004.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6099618652 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure appears to be both payment stream and fee related.                                                                                -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disclosed payment on Note of $641.91 does not correspond with the loan amount, loan term, date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed  and interest rate on the loan. Unable to determine reason for fee under disclosure due to to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  missing itemization of amount financed.Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,069.90 is      Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided underdisclosed from calculated Finance Charge of $69,917.18 in the amount of $847.28.
9621937342 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2003  7/XX/2003    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 State - NC
                                                                                                        Title -         payment on                                                                               Home Loan: Unable to determine if refinance loan was made without a tangible net      Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        (Missing Doc)   note of                                                                                  benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        Addendum: Note  does not                                                                                 not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        P&I does not    correspond                                                                               date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application loan amount, whichever applies.State Compliance - North Carolina CHL Tangible Net Benefit
                                                                                                        match           with the loan                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Test
                                                                                                        calculated P&I: amount, loan                                                                             using an application date of 07/XX/2003 which is 1 months prior to consummation. A
                                                                                                        Note P&I of ___ term, and                                                                                lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        does not match  interest rate                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        Calculated P&I  on the loan.                                                                             Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to
                                                                                                        of ___                                                                                                   three (XXXXXXXXXXX) business days from transaction date of 08/XX/2003.
8270238607 XXXXXXXXXX XXXXXXXXXX DE    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4845925054 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: contract sales price or original loan amount, whichever applies.Closing / Title - (Doc
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Error) TIL Error: Borrower signature not dated.
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___[B]                                                                                                Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine
                                                                                                        Closing / Title                                                                                          compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1881935935 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   to Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Required PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Same Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        does not match  interest rate                                                                            Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    Compliance - Payoff Statement MissingFederal Compliance - (Missing Data) Unable to
                                                                                                        Calculated P&I  on the loan                                                                              included in the pay-off which may impact high cost findings.[B] Federal Compliance -  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        of ___                                                                                                   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2005.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2189528468 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Missing
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3009806923 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - The TIL payment streams disclosed do not match the
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     actual terms of the note. The TIL indicates 360 payments of $741.77, however the note
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   terms and interest calculation method indicates 359 payments of $741.77 and a final months prior to consummation. A lookback was performed to determine this application  payment of $1185.43 that includes $500.66 of added interest.Federal Compliance - Right of
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $150,180.20 is underdisclosed from calculated Finance Charge of $150,680.86 in the amount of $500.66.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
7020450003 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: not provided
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4372262103 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance -
                                                                                                        (Missing Doc)   Note of                                                                                  05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                        Missing Note    $$781.77does                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Addendum: Note  not                                                                                      file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4654305113 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Security                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9457907147 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___[B]                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Closing / Title                                                                                          disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        - Security                                                                                               date of 03/XX/2007.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7071511166 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right to Cancel MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
2372824276 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        calculated P&I: amount, loan                                                                             Type. If property type is other than single family residence, state and federal       Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                        Note P&I of ___ term and                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        ProvidedFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Disbursement Date Missing
                                                                                                        Calculated P&I  on the note.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6801871346 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        All Required PartiesFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                        does not match  interest rate                                                                            Notice of Right to Cancel was not signed by all parties whose ownership interest is
                                                                                                        Calculated P&I  on the loan.                                                                             or will be subject to the security interest.
                                                                                                        of ___
5736323974 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        All Required PartiesFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9429578179 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
5203625997 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment of                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   $1863.15 does                                                                            03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    not                                                                                      Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  correspond                                                                               file.  Compliance tests were run using an application date of 02/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    with the loan                                                                            months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        match           amount, loan                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        calculated P&I: term and                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                        Note P&I of ___ interest rate                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  on the loan.                                                                             to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8547635815 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1755985329 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Finance Charge Under DisclosedFederal Compliance - Final                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance - (Missing Data)
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Unable to determine if loan is a same lender refiFederal Compliance - TILA Rescission -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            using an application date of 11/XX/2005 which is 1 months prior to consummation. A    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was
                                                                                                        does not match  interest rate                                                                            not able to be determined. Unable to determine if correct TILA rescission form was
                                                                                                        Calculated P&I  on the loan.                                                                             used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                                                                                                                                 Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.63000% is overdisclosed from calculated APR of 7.25470% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $67,949.52 is underdisclosed from calculated Finance Charge of $68,270.05 in the amount of $320.53.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
8808069438 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed  Required PartiesFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Right of Rescission       MissingFederal Compliance - Missing Initial Loan Application TestClosing / Title - (Doc
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature     Error) TIL Error: Borrower signature not dated.General Appraisal Requirements - Due to
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in of a contract sales price or original loan amount, whichever applies.Miscellaneous
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership  Compliance - (Doc Error) Initial GFE not provided interest is or will be subject to the security interest.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5981622148 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Miscellaneous                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Unable to determine reason for under disclosure due to missing itemization of amount
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   financed.Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,024.33 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $82,189.31 in the amount of
                                                                                                                                                                                                                 $164.98.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
5217501904 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5426913597 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                        (Missing Doc)                                                                                            date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  Cancel Not Provided to All Required PartiesFederal Compliance - Missing Initial Loan
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        Addendum: Note                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        P&I does not                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        match                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    applies.
                                                                                                        calculated P&I:                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        Note P&I of ___                                                                                          Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                        does not match                                                                                           Notice of Right to Cancel was not signed by all parties whose ownership interest is
                                                                                                        Calculated P&I                                                                                           or will be subject to the security interest.
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1778897504 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2004 which is 1   Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4946079206 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2004  4/XX/2004    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        (Missing Doc)   note of                                                                                  Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Missing Note    XXXXXXXXXX                                                                               within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -      not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        Addendum: Note  does not                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        P&I does not    correspond                                                                               Notice of Right to Cancel was not signed by all parties whose ownership interest is   loan amount, whichever applies.
                                                                                                        match           with the loan                                                                            or will be subject to the security interest.
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the note.
                                                                                                        of ___
1184027899 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed  PartiesFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                                                                                                                 to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 signed by all parties whose ownership interest is or will be subject to the security interest.
8701317182 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -          [C] Closing /   DSI loan,                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         Disclosed                                                                                ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   payment on                                                                               CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Missing Note    note of                                                                                  Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    ARM Disclosure Status TestFederal Compliance - (Missing Data) Unable to determine if loan
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        is a same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        P&I does not    does not                                                                                 disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004    Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        match           correspond                                                                               used as disbursement date for compliance testing.[B] Federal Compliance - Missing     not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        calculated P&I: with the loan                                                                            Initial Loan Application Test: No evidence of application date located in file.       tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        Note P&I of ___ amount, loan                                                                             Compliance tests were run using an application date of 12/XX/2003 which is 1 months   loan amount, whichever applies.
                                                                                                        does not match  term, and                                                                                prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I  interest rate                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        of ___          on the loan.                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2004.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3851935298 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2004 9/XX/2004    Primary    Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TIL Itemization did not disclose the closing fee of $575 or the                                                                                    -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   courier fee of $25 as prepaid finance charges.State Compliance - North Carolina First Lien
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Late Charge Percent TestingState Compliance - North Carolina First Lien Late Charge Grace
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Period TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2004 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - North Carolina First Lien Late Charge Grace Period
                                                                                                        calculated P&I: amount, loan                                                                             Testing: North Carolina Late Charge: Note grace period of 10 days is less than the
                                                                                                        Note P&I of ___ term, and                                                                                state minimum of 15 days.[B] State Compliance - North Carolina First Lien Late Charge
                                                                                                        does not match  interest rate                                                                            Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000%
                                                                                                        Calculated P&I  on the loan.                                                                             exceeds the state maximum of 4%.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Closing / Title                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        - Security                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Instrument is                                                                                            business days of application due to missing information.[B] Federal Compliance -
                                                                                                        not on a                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        FNMA/FHLMC form                                                                                          Charge of $26,837.73 is underdisclosed from calculated Finance Charge of $27,440.35
                                                                                                        and does not                                                                                             in the amount of $602.62.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2010075525 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2003 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2003.
8304764752 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2002  2/XX/2002    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2002 which is 1   Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  providedClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                        does not match  interest rate                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine
                                                                                                        Calculated P&I  on the note.                                                                             compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        of ___                                                                                                   Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2002.
3245025268 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        (Missing Doc)                                                                                            06/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 05/XX/2003 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2003.
4814980741 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2003  5/XX/2003    UTD        Refinance Rate/Term           [B] Closing /                                C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              State - NC
                                                                                                        Title -                                                                                                  Home Loan: Unable to determine if refinance loan was made without a tangible net      Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                        FNMA/FHLMC form                                                                                          date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        and does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        contain the                                                                                              using an application date of 05/XX/2003 which is 1 months prior to consummation. A    Disbursement Date MissingMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                        following                                                                                                lookback was performed to determine this application date.[B] Federal Compliance -    compliance results were generated using a defaulted value of Primary.Miscellaneous
                                                                                                        clauses:: ___                                                                                            (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 used.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      of a contract sales price or original loan amount, whichever applies.Closing / Title -
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       (Doc Error) TIL Error: Borrower signature not dated.State Compliance - North Carolina CHL
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        Tangible Net Benefit Test
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5081311765 XXXXXXXXXX XXXXXXXXXX NC    9/XX/2001  8/XX/2001    Primary    Refinance Rate/Term           [C] Closing /                                C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              State - NC
                                                                                                        Title -                                                                                                  Home Loan: Unable to determine if refinance loan was made without a tangible net      Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note                                                                                           not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        P&I does not                                                                                             date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        match                                                                                                    Test: No evidence of application date located in file.  Compliance tests were run     loan amount, whichever applies.State Compliance - North Carolina CHL Tangible Net Benefit
                                                                                                        calculated P&I:                                                                                          using an application date of 08/XX/2001 which is 1 months prior to consummation. A    Test
                                                                                                        Note P&I of ___                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        does not match                                                                                           TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        Calculated P&I                                                                                           Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2001, prior to
                                                                                                        of ___[B]                                                                                                three (XXXXXXXXXXX) business days from transaction date of 09/XX/2001.[B] Federal
                                                                                                        Closing / Title                                                                                          Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        - Security                                                                                               Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        Instrument is                                                                                            interest is or will be subject to the security interest.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5830478633 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2001 11/XX/2001   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc
                                                                                                        (Missing Doc)                                                                                            date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed  Error) TIL Error: Borrower signature not dated.Federal Compliance - Notice of Right To
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Cancel Not Provided to All Required PartiesFederal Compliance - Right of Rescission Timing
                                                                                                        Addendum: Note                                                                                           determine if loan is a same lender refi: Original Lender was not able to be           - Receipt Date MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        P&I does not                                                                                             determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        match                                                                                                    Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                        calculated P&I:                                                                                          Signature Date. Unable to determine compliance with rescission timing
                                                                                                        Note P&I of ___                                                                                          requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        does not match                                                                                           Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        Calculated P&I                                                                                           all parties whose ownership interest is or will be subject to the security interest.
                                                                                                        of ___
9124410442 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            04/XX/2003 used as disbursement date for compliance testing.[B] State Compliance -    Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an  MissingState Compliance - Georgia Home Loan (Arbitration Clause)Federal Compliance - RESPA
                                                                                                        Addendum: Note                                                                                           unfair or oppressive arbitration clause.[B] Federal Compliance - Missing Initial Loan Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not                                                                                             Application Test: No evidence of application date located in file.  Compliance tests  Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        match                                                                                                    were run using an application date of 03/XX/2003 which is 1 months prior to           same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        calculated P&I:                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___                                                                                          Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                        does not match                                                                                           Original Lender was not able to be determined. Unable to determine if correct TILA
                                                                                                        Calculated P&I                                                                                           rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        of ___                                                                                                   Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2242997767 XXXXXXXXXX XXXXXXXXXX PA    4/XX/1999  3/XX/1999    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 04/XX/1999 used as      Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Transaction DateState Compliance - Pennsylvania First Lien Late Charge Grace Period
                                                                                                                                                                                                                 tests were run using an application date of 03/XX/1999 which is 1 months prior to     TestingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State   Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania
                                                                                                                                                                                                                 Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/1999.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2714961222 XXXXXXXXXX XXXXXXXXXX FL    4/XX/1999  3/XX/1999    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/1999 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/1999.
7372159828 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2003 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                        Calculated P&I  on loan.                                                                                 did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal
                                                                                                        of ___                                                                                                   Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2577703089 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   UTD        Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        Security                                                                                                 12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2005 which is 1   or original loan amount, whichever applies.Closing / Title - (Doc Error) TIL Error:
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Borrower signature not dated.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        and does not                                                                                             date.[B] State Compliance - New York Late Charge Grace Period Testing: New York Late  than 3 Business Days From Transaction DateFederal Compliance - Right of Rescission Timing
                                                                                                        contain the                                                                                              Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B]    - Receipt Date MissingState Compliance - New York Prepayment PenaltyState Compliance - New
                                                                                                        following                                                                                                State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note   York Late Charge Percent TestingState Compliance - New York Late Charge Grace Period
                                                                                                        clauses:: ___                                                                                            late charge percent of 5.00000% exceeds the state maximum of 2%.[B] State Compliance  TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term       Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an   Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan interest rate of 8.02500% contracts for a prepay term of 36 months, which exceeds max Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 allowable.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2005.
5903340794 XXXXXXXXXX XXXXXXXXXX IA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment State Compliance - Iowa Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                       -
                                                                          Other                         Title -         payment on                                                                               penalty is not permitted per state law.  Prepay language states prepay will not       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        (Missing Doc)   note of                                                                                  exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial   ApplicationGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        Addendum: Note  does not                                                                                 tests were run using an application date of 07/XX/2007 which is 1 months prior to     loan amount, whichever applies.Federal Compliance - TILA Notice of Right to Cancel
                                                                                                        P&I does not    correspond                                                                               consummation. A lookback was performed to determine this application date.[B] Federal Expiration Date Prior or equal to Disbursement DateFederal Compliance - Missing Initial
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Loan Application Test
                                                                                                        calculated P&I: amount, loan                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        Note P&I of ___ term, and                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        does not match  interest rate                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        of ___                                                                                                   Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9874427331            XXXXXXXXXX TX    9/XX/2004  8/XX/2004    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.
4360581466 XXXXXXXXXX XXXXXXXXXX SD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  RefinanceFederal Compliance - Disclosed payment on Note of $997.45 does not correspond
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        with the loan amount, loan term, and interest rate on the loan.Federal Compliance -
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to          Missing Initial Loan Application Test
                                                                                                                                                                                                                 applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $124,388.00 is underdisclosed from calculated Finance Charge of $124,517.95 in the amount of $129.95.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5806731394 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.General Appraisal    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                        Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run  (2020-02-25): Unable to   (2020-02-25): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        off an assumed value of a contract sales price or original loan amount, whichever          procure.                  procure.
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        not on a                                                                                                 not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        FNMA/FHLMC form                                                                                          date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        and does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (TX50(a)(6)) Texas
                                                                                                        contain the                                                                                              using an application date of 04/XX/2004 which is 1 months prior to consummation. A    Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to
                                                                                                        following                                                                                                lookback was performed to determine this application date.[B] Federal Compliance -    missing information)Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        clauses:: ___                                                                                            (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was    Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      not providedClosing / Title - (Doc Error) TIL Error: Final TIL not signed by all required
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: partiesFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Testing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2004.[B] Federal Compliance -
                                                                                                                                                                                                                 (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas
                                                                                                                                                                                                                 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                 Previous Texas 50(XXXXXXXXXXX)(XXXXXXXXXXX) loan due to missing information.
2376387990 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Closing / Title -    SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           (Doc Error) TIL Error: Final TIL not signed by all required partiesGeneral Appraisal       (2020-02-25): Unable to   (2020-02-25): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run  procure.                  procure.
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   off an assumed value of a contract sales price or original loan amount, whichever not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement applies.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application - Final TIL EstimatedFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 using an application date of 04/XX/2004 which is 1 months prior to consummation. A    Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other    Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 than single family residence, state and federal testing may be impacted.[B] Federal   Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - Missing
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2004.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
7455691648 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
6830630352 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Minnesota Late Charge Percent and Amount TestingFederal
                                                                                                        (Missing Doc)                                                                                            06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] State Compliance - Minnesota Late Charge Percent and      determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        P&I does not                                                                                             Amount Testing: Unable to determine if late charge exceeds state maximum due to       Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        match                                                                                                    missing information.[B] Federal Compliance - Missing Initial Loan Application Test:   Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        calculated P&I:                                                                                          No evidence of application date located in file.  Compliance tests were run using an  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        Note P&I of ___                                                                                          application date of 05/XX/2006 which is 1 months prior to consummation. A lookback    were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        does not match                                                                                           was performed to determine this application date.[B] Federal Compliance - (Missing    applies.
                                                                                                        Calculated P&I                                                                                           Data) Unable to determine if loan is a same lender refi: Original Lender was not able
                                                                                                        of ___                                                                                                   to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
4961061783 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2001  7/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     amount financed. Under disclosure appears to be due to DSI and is not fee related.Federal date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,348.56 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $125,016.59 in the amount of
                                                                                                                                                                                                                 $668.03.
7458420924 XXXXXXXXXX XXXXXXXXXX SD    11/XX/1999 11/XX/1999   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $831.19 does not correspond with the                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Federal Compliance - TILA Rescission
                                                                                                                                                                                                                 11/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -  - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance     Disbursement Date Missing
                                                                                                                                                                                                                 Charge of $199,077.55 is underdisclosed from calculated Finance Charge of $205,306.01 in the amount of $6,228.46.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 11/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/1999.
7088325753 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2007 10/XX/2007   UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        of ___[B]                                                                                                Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine dated.
                                                                                                        Closing / Title                                                                                          compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        and does not                                                                                             Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        contain the                                                                                              interest is or will be subject to the security interest.
                                                                                                        following
                                                                                                        clauses:: ___
5174922166 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2001 9/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $450.61 does not correspond with the                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Federal Compliance - Notice of Right
                                                                                                                                                                                                                 10/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  to Cancel MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2001 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      loan amount, whichever applies.
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $99,219.60 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $99,837.04 in the amount of $617.44.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
2480907185 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2005 which is 1   Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedMiscellaneous Compliance - Unable to determine
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     occupancy, compliance results were generated using a defaulted value of Primary.General -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     The Notice of Right To Cancel is not Signed by the Borrower or his spouse.
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5457756640 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 06/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  HELOC - HELOC Brochure MissingFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 were run using an application date of 05/XX/2004 which is 1 months prior to           or original loan amount, whichever applies.
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2004.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3810371361 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 12/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - TILA
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        HELOC - HELOC Brochure MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms"       Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2002.
5416451040 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note does not correspond with the loan amount,                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan term, and interest rate on the loan.Federal Compliance - Notice of Right To Cancel
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Not Provided to All Required PartiesFederal Compliance - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      amount, whichever applies.
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $45,737.20 is underdisclosed from calculated Finance Charge of $45,920.15 in the amount of $182.95.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3436560294 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Borrower
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     signature not dated.
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the note.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        Instrument is                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        not on a                                                                                                 requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC form                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        and does not                                                                                             disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        contain the                                                                                              date of 12/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        following                                                                                                All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        clauses:: ___                                                                                            by all parties whose ownership interest is or will be subject to the security interest.
1909987931 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4037636764 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Security                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Property Type Not         ProvidedFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance
                                                                                                        not on a                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        FNMA/FHLMC form                                                                                          residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        and does not                                                                                             Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         contract sales price or original loan amount, whichever applies.
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7484616085 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA HELOC - Billing Rights          Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal
                                                                                                                                                                                                                 Disclosure Missing : Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure  Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - FACTA
                                                                                                                                                                                                                 not provided to borrower.[B] Federal Compliance - TILA HELOC - HELOC Brochure         Disclosure MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to           compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:    or original loan amount, whichever applies.
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
1447324785 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2005 which is 1   Statement MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                        does not match  interest rate                                                                            Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was
                                                                                                        Calculated P&I  on the loan.                                                                             included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                        of ___                                                                                                   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3863454884 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    UTD        Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)                                                                                            09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   or original loan amount, whichever applies.Federal Compliance - Notice of Right To Cancel
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Not Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement
                                                                                                        match                                                                                                    date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Date Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure
                                                                                                        calculated P&I:                                                                                          Type. If property type is other than single family residence, state and federal       - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Note P&I of ___                                                                                          testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing
                                                                                                        does not match                                                                                           Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Calculated P&I                                                                                           RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2005.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6275532480 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2005 which is 1   Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     not provided
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2005.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8892849688 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
7522143225 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 08/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2004 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Property Type Not
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    ProvidedFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  dated.
                                                                                                                                                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2004.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                 To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9854353881 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2860887296 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6339141910 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Federal                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   FACTA Disclosure Timing TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                 Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                 Transaction Date used to determine rate used for testing.
3483726652 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing:  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Debt Consolidation                                                                                                                     Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan    (2020-02-25): Unable to   (2020-02-25): Unable to                            Indeterminable
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No Application TestFederal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee    procure.                  procure.
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Testing
                                                                                                                                                                                                                 application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
5427367548 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2001  3/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 04/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2001.
7704290022 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7782505849 XXXXXXXXXX XXXXXXXXXX WV    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
6651745321 XXXXXXXXXX XXXXXXXXXX KY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2073925592 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2000  7/XX/2000    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
6065997687 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Not Provided)State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Receipt of Home Mortgage Loan Information Document Not Received Timely)State Compliance -
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2007 which is 1 months prior to     Ohio Consumer Sales Practices Act (Ability to Repay not Verified)Federal Compliance -
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 documentation.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 Timely): Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] State Compliance - Ohio Consumer Sales Practices
                                                                                                                                                                                                                 Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer
                                                                                                                                                                                                                 did not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer
                                                                                                                                                                                                                 Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
3231129117 XXXXXXXXXX XXXXXXXXXX MS    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2007 which is 1 months prior to     Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7763189438 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9923742375 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 tests were run using an application date of 06/XX/2007 which is 1 months prior to     Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5547645567 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2000  12/XX/1999   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 01/XX/2000 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2000, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2000.
8501145879 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - CHARM
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  - ARM Disclosure Compliant TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
9541784339 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4944321404 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5160552582 XXXXXXXXXX XXXXXXXXXX IN    5/XX/1999  4/XX/1999    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Security                                                                                                 date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge  providedFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,403.32 is      itemization of amount financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $89,698.32 in the amount of $295.00.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5514481900 XXXXXXXXXX XXXXXXXXXX NC    5/XX/1999  4/XX/1999    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 05/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/1999 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 05/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 05/XX/1999.
4911902922 XXXXXXXXXX XXXXXXXXXX WI    4/XX/1999  4/XX/1999    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
                                                                          Debt Consolidation
1636306253 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Federal
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
4518397794 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
4679350236 XXXXXXXXXX XXXXXXXXXX OH    10/XX/1995 9/XX/1995    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Unable to                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   determine under disclosure due to missing itemization of amount financed.Federal
                                                                                                                                                                                                                 10/XX/1995 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%State Compliance -
                                                                                                                                                                                                                 Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty    Ohio Standard Prepayment Penalty SMLAFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL APR
                                                                                                                                                                                                                 Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 10.75000% is underdisclosed from calculated APR of 11.27585% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $140,686.00 is underdisclosed from calculated Finance Charge of $143,400.24 in the amount of $2,714.24.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
7321257848 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Arrangement Disclosure
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.
9200352011 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - CHARM Booklet                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9670854425 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2000  6/XX/2000    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed  refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3688341201 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7043379678 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Disclosure Timing Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5688460544 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6825268639 XXXXXXXXXX XXXXXXXXXX SC    9/XX/1999  8/XX/1999    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction Date
                                                                                                                                                                                                                 09/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/1999.
6049346781 XXXXXXXXXX XXXXXXXXXX GA    5/XX/1999  3/XX/1999    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Security                                                                                                 05/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/1999, prior to
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 05/XX/1999.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2354829897 XXXXXXXXXX XXXXXXXXXX SC    10/XX/1998 9/XX/1998    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 10/XX/1998 used as disbursement date for compliance testing.[B] Federal Compliance -  itemization of amount financed.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $104,475.20 is underdisclosed from calculated Finance Charge of $104,879.04 in the amount of $403.84.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/1998, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/1998.
1576724499 XXXXXXXXXX XXXXXXXXXX NC    11/XX/1998 10/XX/1998   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Unable to determine under disclosure due to missing itemization of amount financed.Federal
                                                                                                        Security                                                                                                 date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Right of Rescission       Initial Loan Application Test
                                                                                                        not on a                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine
                                                                                                        FNMA/FHLMC form                                                                                          compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                        and does not                                                                                             Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        contain the                                                                                              $165,965.54 is underdisclosed from calculated Finance Charge of $166,414.94 in the
                                                                                                        following                                                                                                amount of $449.40.
                                                                                                        clauses:: ___
4303398959 XXXXXXXXXX XXXXXXXXXX MS    10/XX/1998 8/XX/1998    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $132,240.20 is underdisclosed from calculated        amount financed.
                                                                                                                                                                                                                 Finance Charge of $132,305.79 in the amount of $65.59.
1258939931 XXXXXXXXXX XXXXXXXXXX AL    12/XX/1998 12/XX/1998   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 12/XX/1998 used as disbursement date for compliance testing.[B] Federal Compliance -  Itemization of amount financedFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $111,171.90 is underdisclosed from calculated Finance Charge of $111,555.94 in the amount of $384.04.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1998, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/1998.
9747165031 XXXXXXXXXX XXXXXXXXXX IL    11/XX/1997 10/XX/1997   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Initial Loan Application Test
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 15.30000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6815079119 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2001 10/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Right of Rescission                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                 TIL Missing: Missing Final TIL.
1943444370 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2001 10/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Ohio Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Ohio Prepayment Penalty: Maximum calculated prepay of $5,250.00 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).
4932863225 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2003.
9165970570 XXXXXXXXXX XXXXXXXXXX NY    11/XX/1998 10/XX/1998   UTD        Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     generated using a defaulted value of Primary.Federal Compliance - Fees are under disclosed
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   $314.44.  Itemization not provided.  Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Compliance - ARM Disclosure Status TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 10/XX/1998   Application Test
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $92,916.52 is underdisclosed from calculated Finance Charge of $93,230.96 in the amount of $314.44.
1615851259 XXXXXXXXXX XXXXXXXXXX MI    11/XX/1999 10/XX/1999   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6023329169 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2001  8/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 08/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2001.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7700612106 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2001  7/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 08/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Unable to determine under disclosure due to missing itemization of amount
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance     financed.Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Charge of $135,631.66 is underdisclosed from calculated Finance Charge of $136,021.64 in the amount of $389.98.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2001.
9424256350 XXXXXXXXXX XXXXXXXXXX OH    9/XX/1998  8/XX/1998    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Amount Financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingState Compliance - Ohio Prepayment PenaltyFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Ohio Prepayment Penalty: Maximum calculated prepay of $8,596.68 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $362,662.30 is underdisclosed from calculated Finance Charge of $362,792.55 in the amount of $130.25.
7767397698 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2001  4/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 05/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2001.
3678264438 XXXXXXXXXX XXXXXXXXXX IN    6/XX/1998  5/XX/1998    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $125,447.19 is underdisclosed from calculated        Amount Financed.
                                                                                                                                                                                                                 Finance Charge of $125,782.70 in the amount of $335.51.
5219523797 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2000 10/XX/2000   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 10/XX/2000 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2000, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2000.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
4199815714 XXXXXXXXXX XXXXXXXXXX LA    10/XX/2000 9/XX/2000    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4028909849 XXXXXXXXXX XXXXXXXXXX OH    11/XX/1998 10/XX/1998   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Unable                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     to determine under disclosure due to missing Itemization of Amount Financed.Federal
                                                                                                        Security                                                                                                 date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,150.67 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $91,450.60 in the amount of $299.93.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2854749200 XXXXXXXXXX XXXXXXXXXX SC    11/XX/1998 10/XX/1998   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 11/XX/1998 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     not provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/1998, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/1998.
8436024498 XXXXXXXXXX XXXXXXXXXX NC    5/XX/1999  4/XX/1999    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4548693380 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2001  6/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 07/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2001.
9315536505 XXXXXXXXXX XXXXXXXXXX OH    4/XX/1999  3/XX/1999    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - Final TIL EstimatedState Compliance - Ohio Standard
                                                                                                                                                                                                                 date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed  Prepayment Penalty SMLAFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Ohio Standard Prepayment
                                                                                                                                                                                                                 Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
3660010661 XXXXXXXXXX XXXXXXXXXX SC    8/XX/1998  7/XX/1998    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Unable to determine under disclosure due to missing itemization of amount
                                                                                                        Security                                                                                                 date of 07/XX/1998 which is 1 months prior to consummation. A lookback was performed  financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,470.70 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $141,826.04 in the amount of
                                                                                                        and does not                                                                                             $355.34.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        contain the                                                                                              Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by
                                                                                                        following                                                                                                closing.
                                                                                                        clauses:: ___
3996114219 XXXXXXXXXX XXXXXXXXXX NY    10/XX/1998 9/XX/1998    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   amount financedFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,409.70 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $166,689.60 in the amount of
                                                                                                                                                                                                                 $279.90.
3386275814 XXXXXXXXXX XXXXXXXXXX FL    12/XX/1996 11/XX/1996   Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Miscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc      SELLER - GENERAL COMMENT  GENERAL COMMENT                         No         TNR Testing Not
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Error) TIL Error: Borrower signature not dated.Closing / Title - (Doc Error) TIL Error:    (2020-02-25): Unable to   (2020-02-25): Unable to                            Required
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Final TIL not signed by all required partiesFederal Compliance - Missing Initial Loan      procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   Application No FeesFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 12/XX/1996 used as disbursement date for     Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.
9051695596 XXXXXXXXXX XXXXXXXXXX SC    7/XX/1998  5/XX/1998    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $128,262.81 is underdisclosed from calculated        amount financed.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Finance Charge of $128,802.45 in the amount of $539.64.
3875249253 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Financed does not contain break down of the fees.State Compliance - North Carolina First
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  Lien Late Charge Percent TestingState Compliance - North Carolina Home Loan (Impermissible
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - North Carolina Home Loan    Prepayment Penalty)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        FNMA/FHLMC form                                                                                          loan less than $150,000 contains an impermissible prepayment penalty.[B] State        Initial Loan Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        and does not                                                                                             Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina
                                                                                                        contain the                                                                                              Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.[B]
                                                                                                        following                                                                                                Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                        clauses:: ___                                                                                            Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $208,628.72 is underdisclosed from calculated Finance Charge of $208,707.82 in the amount of $79.10.
1347214254 XXXXXXXXXX XXXXXXXXXX AZ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Financed does not contain break down of the fees. There is a Lender Credit on line 204 for
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  $419 which is un-itemized therefore excludedFederal Compliance - RESPA Disclosure -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  lender refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $176,487.93 is underdisclosed from calculated Finance Charge of $176,656.93 in the amount of $169.00.
5374623775 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to Itemization of Amount                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Financed does not contain break down of the fees.Federal Compliance - Missing Initial Loan date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $441,835.89 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $442,064.08 in the amount of
                                                                                                                                                                                                                 $228.19.
2865992663 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 12/XX/2007 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.
3820336931 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3748284287 XXXXXXXXXX XXXXXXXXXX DE    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8240172970 XXXXXXXXXX XXXXXXXXXX UT    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9241786158 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 12/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.
                                                                                                        following
                                                                                                        clauses:: ___
3693248681 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4488974825 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  Maximum calculated prepay of $2,100.00 exceeds the state maximum of 2 months interest Disbursement DateState Compliance - Maryland Prepayment Penalty TestFederal Compliance -
                                                                                                        Security                                                                                                 calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Instrument is                                                                                            prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        FNMA/FHLMC form                                                                                          file.  Compliance tests were run using an application date of 11/XX/2007 which is 1
                                                                                                        and does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        following                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        clauses:: ___                                                                                            Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2842229230 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4429027759 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1621635921 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6897429508 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Approval indicates the Index used was 5.324%. The closest Index                                                                                    -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in the look-back period is 5.34333%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - Maryland Prepayment Penalty Test:     Disclosure StatusState Compliance - Maryland Prepayment Penalty TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Maryland Prepayment Penalty: Maximum calculated prepay of $2,500.00 exceeds the state Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).
                                                                                                        FNMA/FHLMC form                                                                                          Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                        and does not                                                                                             Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        contain the                                                                                              application date located in file.  Compliance tests were run using an application
                                                                                                        following                                                                                                date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        clauses:: ___                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,991.32 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $281,340.77 in the amount of
                                                                                                                                                                                                                 $349.45.
9644559283 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6589447864 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7917313341 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty):   State Compliance - North Carolina First Lien Late Charge Percent TestingState Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an     North Carolina Home Loan (Impermissible Prepayment Penalty)
                                                                                                        Security                                                                                                 impermissible prepayment penalty.[B] State Compliance - North Carolina First Lien
                                                                                                        Instrument is                                                                                            Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of
                                                                                                        not on a                                                                                                 5.00000% exceeds the state maximum of 4%.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4730786312 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - TILA Rescission -         Test
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2007.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5613489076 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application Test
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9177819168 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                                 -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Application Test
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3092228300 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to Itemization missing break                                                                              -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $328,506.62 is underdisclosed from calculated        down of prepaid finance charge.
                                                                                                                                                                                                                 Finance Charge of $330,268.42 in the amount of $1,761.80.
1219097348 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1415017203 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        not on a                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                        FNMA/FHLMC form                                                                                          consummation. Note date used as transaction date for purposes of determining
                                                                                                        and does not                                                                                             compliance with rescission timing requirements
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4232380187 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3078110277 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                                 -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     Application Test
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1663325292 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     TILA SOL.Federal Compliance - Unable to determine under disclosure due to Itemization of
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   amount financed disclosed fees in a lump sum.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  StatusFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in   Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 07/XX/2007 which is 1
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application
                                                                                                        following                                                                                                date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        clauses:: ___                                                                                            Lending Act: Final TIL Finance Charge of $265,568.96 is underdisclosed from calculated Finance Charge of $266,385.65 in the amount of $816.69.
9989791458 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1394242014 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
9794256277 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -                                                                                                  Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed Transaction Date
                                                                                                        Security                                                                                                 on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        Instrument is                                                                                            05/XX/2007.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6798755588 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Amount Financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        not on a                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $413,373.04 is
                                                                                                        FNMA/FHLMC form                                                                                          underdisclosed from calculated Finance Charge of $413,791.79 in the amount of
                                                                                                        and does not                                                                                             $418.75.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2779059286 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3312465062 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5862356554 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        not on a                                                                                                 tests were run using an application date of 04/XX/2007 which is 1 months prior to     Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal Disclosure Timing Test
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                        following                                                                                                Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
6671769104 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     REVIEWER - GENERAL        GENERAL COMMENT                         Yes        TR HUD
                                                                                                        Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan    COMMENT (2020-02-24):     (2020-02-24): Trailing                             Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Application TestFederal Compliance - Federal FACTA Disclosure Timing TestFederal           Trailing documents only   documents only contained
                                                                                                        Instrument is                                                                                            Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing        contained the title       the title company closing
                                                                                                        not on a                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit                                                                                            company closing           statement.  Require
                                                                                                        FNMA/FHLMC form                                                                                          score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                             statement.  Require       certified final HUD to
                                                                                                        and does not                                                                                             application date located in file.  Compliance tests were run using an application                                                                                                certified final HUD to    clear exception.
                                                                                                        contain the                                                                                              date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed                                                                                             clear exception.SELLER -
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -                                                                                                   GENERAL COMMENT
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                (2020-02-24): Trailing
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided                                                                                                     documents only contained
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)                                                                                               the title company closing
                                                                                                                                                                                                                 business days of application due to missing information.                                                                                                                         statement.  Require
                                                                                                                                                                                                                                                                                                                                                                                                  certified final HUD to
                                                                                                                                                                                                                                                                                                                                                                                                  clear exception.
8312524342 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7517724769 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4916830831 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3276442259 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Days From Transaction DateFederal Compliance - Approval indicates the Index used was
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    5.266%. The closest Index available in our look-back period is 5.32417%.Federal Compliance borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,522.91 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $288,972.03 in the amount of
                                                                                                                                                                                                                 $4,449.12.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
7516379939 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                        Security                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                        Instrument is                                                                                            within three (XXXXXXXXXXX) business days of application.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4561986783 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   5.266% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     3.32417%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,841.30
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $341,225.23 in the amount of
                                                                                                                                                                                                                 $2,383.93.
6033641204 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
4911057003 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           FACTA Disclosure Timing TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Stamped Used For Fee Testing                                                               procure.                  procure.
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
8035117696 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates Index used was 4.65%. The closest Index available                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   in our look-back period is 4.73%.Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $124,350.28 is underdisclosed from calculated Finance Charge of $126,879.56 in the amount of $2,529.28.
4500877335 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6018744385 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates the Index used was 4.65%. The closest Index                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   available in our look-back period is 4.69%. Under disclosure is not fee relatedFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 12/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $170,028.36 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $170,878.40 in the amount of $850.04.
7375761019 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9299543043 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
7706879248 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
5146295856 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Right of Rescission Timing - Receipt Date MissingFederal Compliance - Final TIL Not
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Provided to Borrower At or Before ConsummationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Right of Rescission       Application Test
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
8473166170 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7333968056 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
6682497454 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates Index used was 4.997%. The closest Index available                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing in our look-back period is 5.15333%.Federal Compliance - ARM Disclosure Timing TestFederal
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Compliance - Missing Initial Loan Application TestFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                        and does not                                                                                             using an application date of 11/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,932.46
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $310,900.54 in the amount of
                                                                                                                                                                                                                 $7,968.08.
5879489993 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      Business Days From Transaction DateFederal Compliance - Loan Commitment and Approval
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] State Compliance - Illinois  indicate the Index used was 4.997%. The closest Index available in our look-back period is
                                                                                                                                                                                                                 Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty   5.21667%.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingState
                                                                                                                                                                                                                 is not permissible on a loan with an interest rate of greater than 8%. Loan contracts Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 for an interest rate of 11.95000%.  Prepay language states prepay will not exceed     Application Test
                                                                                                                                                                                                                 maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $239,380.93 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $252,594.35 in the amount of $13,213.42.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 01/XX/2007.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3879043187 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        equal to Disbursement DateFederal Compliance - The approval indicates the Index used was
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with     4.997%. The lowest Index available within the Look-back period is 5.15333%.Federal
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.[B] Federal          Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 11/XX/2006   Loan Application Test
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $215,947.11 is underdisclosed from calculated Finance Charge of $222,862.31 in the amount of $6,915.20.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
9466189478 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2389479552 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Per approval the Index source used indicates the Index used was                                                                                    -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.997%. The closest Index available in our look-back period is 5.08083%. Unable to
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  determine fee under disclosure due to TIL itemization reflecting prepaid finance charge as
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      a lump sum.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Disclosure Prior to Closing TimingState Compliance - California Prepayment Penalty ARM
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in  TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -    Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Application Test
                                                                                                        following                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,077.82
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $315,002.15 in the amount of
                                                                                                                                                                                                                 $6,924.33.
5496346931 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3698005707 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Index used by lender (4.897%) is below the minimum index available in                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing the look back period (5.1533%) Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       value of 4.897% per the approval, however the lowest index value available in the lookback determine compliance with timing requirements due to missing Initial Loan Application period is 5.1533%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $251,489.79 is underdisclosed from calculated Finance Charge of $265,327.98 in the amount of $13,838.19.
4607769336 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /   No Homestead                 B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -         Exemption                                                                                ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.897% per approval, however the lowest index value available in the look back period is
                                                                                                        Security        Waiver found                                                                             days of application.[B] Federal Compliance - Final TIL Finance Charge Under           5.08083%.Federal Compliance - ARM Disclosure Timing Test
                                                                                                        Instrument is   on security                                                                              Disclosed: Truth In Lending Act: Final TIL Finance Charge of $391,926.52 is
                                                                                                        not on a        instrument.                                                                              underdisclosed from calculated Finance Charge of $410,638.23 in the amount of
                                                                                                        FNMA/FHLMC form                                                                                          $18,711.71.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2120682939 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - (Missing Data)                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Unable to determine if loan is a same lender refiFederal Compliance - unable to determine
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       cause of under disclosureFederal Compliance - TIL APR Tolerance Irregular determine compliance with timing requirements due to missing Initial Loan Application TransactionFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application Test
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.60400%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.85766% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $431,989.55 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $443,513.03 in the amount of $11,523.48.
1361702084 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates Index used was 4.897%. The closest Index available                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   in our look-back period is 5.08083%.Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Federal FACTA Disclosure Timing TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            provided
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $345,285.44 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $351,623.41 in the amount of $6,337.97.
7015181545 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Approval                                                                                       -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        indicates the Index used was 4.897%. The closest Index available in the look-back period
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    is 5.08083%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $311,577.61 is underdisclosed from calculated Finance Charge of $313,913.93 in the amount of $2,336.32.
2643692865 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Approval indicates Index used was 3.79%. The closest Index available                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM in our look-back period is 4.34%.Federal Compliance - Approval indicates Index used was
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    3.79%. The closest Index available in our look-back period is 4.34%.Federal Compliance -
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    ARM Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 7.14000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.68171% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,936.18
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $232,328.83 in the amount of
                                                                                                                                                                                                                 $19,392.65.
4123430254 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Approval indicates Index used was 3.79%. The closest Index available                                                                               -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] State Compliance -       in our look-back period is 4.34%.Federal Compliance - Approval indicates Index used was
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment  3.79%. The closest Index available in our look-back period is 4.34%.Federal Compliance -
                                                                                                                                                                                                                 penalty is not permissible on a loan with an interest rate of greater than 8%. Loan   ARM Disclosure Compliant TestState Compliance - Illinois Prepayment PenaltyFederal
                                                                                                                                                                                                                 contracts for an interest rate of 11.95000%.  Prepay language states prepay will not  Compliance - Missing Initial Loan Application Test exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 7.36500% is underdisclosed from calculated APR of 7.90659% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $426,409.17 is underdisclosed from calculated Finance Charge of $455,725.76 in the amount of $29,316.59.
5135439400 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - Approval indicates the Index used was 3.79%. The
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  closest Index available in our look-back period is 4.11%. Under disclosure is not fee
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   relatedFederal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 7.52800% is underdisclosed from calculated
                                                                                                                                                                                                                 APR of 7.83864% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $147,897.51 is underdisclosed from calculated Finance Charge of $152,863.30 in the amount of $4,965.79.[B] Federal Compliance - TILA Notice of Right to Cancel
                                                                                                                                                                                                                 Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3897542382 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
8003380150 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates Index used was 3.79%. The closest Index available                                                                               -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing in our look-back period is 3.94%. Unable to determine fee under disclosure due to TIL
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       itemization reflecting prepaid finance charge as lump sum.Federal Compliance - CHARM determine compliance with timing requirements due to missing Initial Loan Application Booklet Disclosure TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,946.81 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $153,401.47 in the amount of
                                                                                                                                                                                                                 $4,454.66.
3270968621 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - The approval indicates the Index used was 3.79%. The lowest
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Index available within the Look-back period is 4.11%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    Disclosure StatusFederal Compliance - ARM Disclosure Compliant Test
                                                                                                                                                                                                                 TIL Finance Charge of $231,106.97 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $238,609.21 in the amount of $7,502.24.
3485373519 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Per the loan commitment the lender utilized an index of 3.79% and the                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing lowest index available in our look-back is 4.11%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Irregular TransactionFederal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 6.89000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.18379% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $648,035.06
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $702,094.70 in the amount of
                                                                                                                                                                                                                 $54,059.64.
3652196425 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   3.66% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  3.94%.Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                                                                                                                                 State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty           of 3.66% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     is 3.94%.Federal Compliance - ARM Disclosure Prior to Closing TimingState Compliance - Per
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    State Law, it is unlawful to provide a prepayment penalty or other charge for prepayment
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        on any loan secured by a mortgage on residential real estate, if the annual interest rate
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of            exceeds 8%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.33900% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.61640% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $348,462.83 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $373,754.81 in the amount of $25,291.98.
2313420050 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   The loan approval indicates the Index used was 3.66%. The lowest Index available within
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  the look-back period is 3.94%.Federal Compliance - TIL APR Tolerance Irregular
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   TransactionFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Test
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                        contain the                                                                                              Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                        following                                                                                                Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:
                                                                                                                                                                                                                 Truth In Lending Act:  Final TIL APR of 7.35000% is underdisclosed from calculated
                                                                                                                                                                                                                 APR of 7.61899% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $272,874.19 is underdisclosed from calculated Finance Charge of $292,550.05 in the amount of $19,675.86.
1758513305 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed  Application TestFederal Compliance - Approval indicates Index used was 3.66%. The closest
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Index available in our look-back period is 3.94%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Irregular Transaction
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.31300%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.57199% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $262,147.04 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $280,823.41 in the amount of $18,676.37.
5246206108 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - Approval  SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           indicates Index used was 3.66%. The closest Index available in our look-back period is     (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    3.94%.Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -      procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal Testing
                                                                                                                                                                                                                 FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.31100% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 7.57159% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $219,748.61 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $235,454.48 in the amount of $15,705.87.
3237706417 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     TILA SOL.Federal Compliance - The approval indicates the Index used was 3.68%. The lowest
                                                                                                        Instrument is                                                                                            Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Index available within the Look-back period is 3.94%.Federal Compliance - TIL APR
                                                                                                        not on a                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        FNMA/FHLMC form                                                                                          - Missing Initial Loan Application Test: No evidence of application date located in   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        and does not                                                                                             file.  Compliance tests were run using an application date of 05/XX/2006 which is 1   Disclosure Timing Test
                                                                                                        contain the                                                                                              months prior to consummation. A lookback was performed to determine this application
                                                                                                        following                                                                                                date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                        clauses:: ___                                                                                            Lending Act:  Final TIL APR of 7.33800% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.59030% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $250,431.25
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $266,352.07 in the amount of
                                                                                                                                                                                                                 $15,920.82.
6573625181 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the lowest Index  is 3.66%, the lowest Index                                                                                    -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in look back period is 3.79%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TimingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,521.04 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $200,825.18 in the amount of
                                                                                                                                                                                                                 $6,304.14.
7655326880 XXXXXXXXXX XXXXXXXXXX MO    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            ConsummationFederal Compliance - Variance due to payment stream calculation.Federal
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  Loan Application Test
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        contain the                                                                                              Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,532.72 is
                                                                                                        following                                                                                                underdisclosed from calculated Finance Charge of $96,920.79 in the amount of
                                                                                                        clauses:: ___                                                                                            $5,388.07.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7975989369 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - The approval indicates the Index used was 3.56%. The lowest
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available within the Look-back period is 3.79%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,520.29 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $202,531.49 in the amount of
                                                                                                                                                                                                                 $10,011.20.
4107612950 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Timing TestFederal Compliance - TILA Notice of Right                                                                                -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - Final TIL Finance Charge Under           Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $379,442.10 is           Compliance - Approval indicates Index used was 3.56%. The closest Index available in our
                                                                                                        not on a                                                                                                 underdisclosed from calculated Finance Charge of $402,929.58 in the amount of         look-back period is 3.79%.
                                                                                                        FNMA/FHLMC form                                                                                          $23,487.48.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        and does not                                                                                             Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        contain the                                                                                              disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        following                                                                                                date of 05/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                        clauses:: ___                                                                                            Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3058031525 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   value of 3.46% per the approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    period is 3.66%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Application Test date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,156.60 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $206,993.65 in the amount of
                                                                                                                                                                                                                 $8,837.05.
1139720223 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - Approval indicates the Index used was 3.66%. The closest
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Index available in our look-back period is 3.79%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 using an application date of 05/XX/2006 which is 1 months prior to consummation. A    Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $138,602.94 is underdisclosed from calculated Finance Charge of $142,497.69 in the amount of $3,894.75.
1107634968 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.46% per the loan commitment, however the lowest index value available in the lookback
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  period is 3.66%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $296,046.59 is underdisclosed from calculated Finance Charge of $311,025.74 in the amount of $14,979.15.
9327477352 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
3657744920 XXXXXXXXXX XXXXXXXXXX MI    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Approval indicates Index used was 3.000%. The closest Index available                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   in our look-back period is 3.345%.Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan Consumer
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer
                                                                                                                                                                                                                 Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill   Caution and Home Ownership Counseling Notice Not ProvidedState Compliance - Michigan
                                                                                                                                                                                                                 of Rights disclosure not provided to borrower.[B] State Compliance - Michigan         Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)Federal
                                                                                                                                                                                                                 Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                                                                 provided to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance
                                                                                                                                                                                                                 - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $1,200.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $79,333.67 is underdisclosed from calculated Finance Charge of $83,609.82 in the amount of $4,276.15.
5453961434 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL        Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingState Compliance -                                                                                 -
                                                                          Other                                                                                                                                  variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Booklet, not provided to the borrower at least three (XXXXXXXXXXX) days prior to      TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal
                                                                                                                                                                                                                 FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure within a reasonably practicable time after using credit score.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4567114617 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  Act: Final TIL Finance Charge of $179,245.13 is underdisclosed from calculated        Disbursement DateFederal Compliance - Approval indicates Index used was 2.89%. The closest
                                                                                                        Security                                                                                                 Finance Charge of $187,866.34 in the amount of $8,621.21.[B] Federal Compliance -     Index available in our look-back period is 3.06%.
                                                                                                        Instrument is                                                                                            TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs
                                                                                                        FNMA/FHLMC form                                                                                          prior to expected date(XXXXXXXXXXX).
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8584600768 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   DateFederal Compliance - The loan approval indicates the Index used was 2.70%. The lowest
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Index available within the look-back period is 2.89%.Federal Compliance - ARM Disclosure
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan     Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        following                                                                                                were run using an application date of 07/XX/2005 which is 1 months prior to           Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $429,927.84 is underdisclosed from calculated Finance Charge of $441,751.04 in the amount of $11,823.20.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
6042605224 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Approval indicates Index used was 2.7%. The closest Index available                                                                                -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $176,605.07 is underdisclosed from calculated        in our look-back period is 2.89%.
                                                                                                                                                                                                                 Finance Charge of $183,921.58 in the amount of $7,316.51.
7861030965 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Approval indicates the Index used was 2.52%. The lowest Index                                                                                      -
                                                                          Other                         Title -                                                                                                  Act: Final TIL Finance Charge of $103,228.20 is underdisclosed from calculated        available within the look-back period is 2.7%.
                                                                                                        Security                                                                                                 Finance Charge of $108,512.99 in the amount of $5,284.79.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3744257725 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       TILA SOL.Federal Compliance - The Approval indicates the Index used was 2..7%. The lowest determine compliance with timing requirements due to missing Initial Loan Application Index available within the Look-back period is 2.89%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Disclosure TimingFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably      Illinois Prepayment PenaltyFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 practicable time after using credit score.[B] State Compliance - Illinois Prepayment  TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $299,828.58 is underdisclosed from calculated Finance Charge of $314,194.21 in the amount of $14,365.63.
1117032604 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Per approval lender utilized index of 2.70%, only acceptable index                                                                                 -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            available in table is 2.89%.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $198,724.27 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $204,611.44 in the amount of $5,887.17.
4488053172 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Loan approval indicate the Index used was 2.52%. The closest
                                                                                                                                                                                                                 State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment        Index available in the look-back period is 2.70%.Federal Compliance - ARM Disclosure Prior
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          to Closing TimingState Compliance - Connecticut Prepayment Penalty TestFederal Compliance
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Application Test date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $190,465.39 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $198,974.34 in the amount of $8,508.95.
1149158666 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - Per approval the Index source used indicates the Index used
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       was 1.85%. The closest Index available in our look-back period is 1.88%.Federal Compliance
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Michigan Consumer        - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState
                                                                                                        FNMA/FHLMC form                                                                                          Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan   Compliance - Michigan Prepayment PenaltyState Compliance - Michigan Consumer Mortgage
                                                                                                        and does not                                                                                             Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer Caution and
                                                                                                        contain the                                                                                              borrower.[B] State Compliance - Michigan Consumer Caution and Home Ownership          Home Ownership Counseling Notice Not ProvidedState Compliance - Michigan Consumer Mortgage
                                                                                                        following                                                                                                Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer  Protection Act (Borrower Bill of Rights Disclosure Not Provided)
                                                                                                        clauses:: ___                                                                                            Caution and Home Ownership Counseling Notice not provided to borrower.[B] State
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan Prepayment Penalty:
                                                                                                                                                                                                                 Michigan Prepayment Penalty: Maximum calculated prepay of $2,949.46 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $130,918.10 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $132,002.56 in the amount of $1,084.46.
3865372388 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2004  2/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
7387570105 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1408437419 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2003  2/XX/2003    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestState Compliance - California Prepayment Penalty ARM Test
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:
                                                                                                        Instrument is                                                                                            California Prepayment Penalty:  Interest rate increase may be invalid due to borrower
                                                                                                        not on a                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification
                                                                                                        FNMA/FHLMC form                                                                                          of any increase in the interest rate, depending on the lender's license type.[B]
                                                                                                        and does not                                                                                             Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        contain the                                                                                              Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        following                                                                                                borrower.
                                                                                                        clauses:: ___
7884354203 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2003  6/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Consumer Caution and Home Ownership Counseling Notice Not ProvidedState Compliance -
                                                                                                        not on a                                                                                                 Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not
                                                                                                        FNMA/FHLMC form                                                                                          of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:        Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Borrower Bill of Rights disclosure not provided to borrower.[B] State Compliance -    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        contain the                                                                                              Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Initial Loan Application Test
                                                                                                        following                                                                                                Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling
                                                                                                        clauses:: ___                                                                                            Notice not provided to borrower.[B] State Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                 Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:
                                                                                                                                                                                                                 List of HUD-approved credit counseling agencies not provided to borrower.[B] State
                                                                                                                                                                                                                 Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $1,500.00 exceeds the state maximum for first lien loans of 1%
                                                                                                                                                                                                                 of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5060645943 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingState Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Loan Application Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4955108973 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2003  4/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
8204980915 XXXXXXXXXX XXXXXXXXXX MO    9/XX/2003  8/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Business Days of Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6126563895 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Amount Financed.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $181,797.66 is underdisclosed from calculated Finance Charge of $181,957.60 in the amount of $159.94.
7313616788 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2002 9/XX/2002    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5165556166 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2002  2/XX/2002    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing                                                                              -
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1781885133 XXXXXXXXXX XXXXXXXXXX IL    6/XX/1998  5/XX/1998    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8437813255 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3901637851 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
5548085122 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4403407345 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5001150010 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9448815412 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                          Other                                                                                                                                  Act: Final TIL Finance Charge of $294,830.92 is underdisclosed from calculated        itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $295,078.62 in the amount of $247.70.
1530902626 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Approval indicates the Index used was 4.88%. The lowest Index available
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   within the look-back period is 4.9%.Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 10/XX/2007 which is 0 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $330,101.13 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $331,242.92 in the amount of $1,141.79.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6816501061 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.
                                                                                                        clauses:: ___
5803304407 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   P&I on note                  B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure due to lender changed the loan amount, reduced it                                                                                 -
                                                                                                        Title -         based on Pick                                                                            application date located in file.  Compliance tests were run using an application     and approval shows the P&I is based on loan amount of $239000 @ 2.25% pick a pay rate,
                                                                                                        (Missing Doc)   a pay rate of                                                                            date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  note is $225,000.Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        Missing Note    2.25% on                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Non Same Lender RefinanceFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  $239000. Note                                                                            determine if loan is a same lender refi: Original Lender was not able to be           Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    amount                                                                                   determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        match           lowered to                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        calculated P&I: $225000 and                                                                              Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                        Note P&I of ___ the P&I was                                                                              Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                        does not match  not changed                                                                              Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $430,679.50 is underdisclosed from calculated Finance Charge of $448,447.87 in the amount of $17,768.37.[B] Federal Compliance - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1149341087 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  State Compliance - California Prepayment Penalty ARM TestFederal Compliance - RESPA                                                                                     -
                                                                                                        Title -                                                                                                  Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Security                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        Instrument is                                                                                            the interest rate, depending on the lender's license type.[B] Federal Compliance -    Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                        not on a                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Application Test
                                                                                                        FNMA/FHLMC form                                                                                          file.  Compliance tests were run using an application date of 07/XX/2007 which is 1
                                                                                                        and does not                                                                                             months prior to consummation. A lookback was performed to determine this application
                                                                                                        contain the                                                                                              date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        following                                                                                                Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain
                                                                                                        clauses:: ___                                                                                            signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
5143981119 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
7533949609 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6455022825 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1157751089 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9544675468 XXXXXXXXXX XXXXXXXXXX MN    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Approval indicates the Index used was 4.69%. The lowest Index                                                                                      -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   available within the look-back period is 4.75%.Federal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Final TIL Finance Charge Under           Test
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,214.75 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $296,684.81 in the amount of
                                                                                                                                                                                                                 $1,470.06.
7421172218 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Right of                                                                                 -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Rescission Timing - Note Date used as Transaction DateFederal Compliance - RESPA
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 tests were run using an application date of 02/XX/2007 which is 0 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8872880502 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4142159296 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4840035794 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Payoff Statement MissingFederal Compliance - Missing
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
6346904332 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 03/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2584160202 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
8541148547 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        following                                                                                                Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        clauses:: ___                                                                                            Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9573648284 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                        Security                                                                                                 practicable time after using credit score.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9382695474 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of practicable time after using credit score.[B] State Compliance - Maryland Prepayment  TILA SOL.Federal Compliance - Verified terms.  Unable to get payment streams to
                                                                                                                                                                                                                 Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $2,171.00     match.State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA
                                                                                                                                                                                                                 exceeds the state maximum of 2 months interest calculated on 2/3 of the original      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum         Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $183,219.71 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $188,516.25 in the amount of $5,296.54.
5353179369 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Approval indicates the Index used was 4.897%. The lowest Index available
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   within the look-back period is 5.08083%.Federal Compliance - ARM Disclosure Prior to
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                        following                                                                                                were run using an application date of 10/XX/2006 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $217,770.91 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $221,738.61 in the amount of $3,967.70.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5797358246 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Approval indicates the index rate
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    used was 4.897%,  The closest index in our look-back period is 5.21667%.Federal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  - Approval indicates the index rate used was 4.897%,  The closest index in our look-back
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  period is 5.21667%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        contain the                                                                                              date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        clauses:: ___                                                                                            Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.76900% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 8.02300% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $191,994.30 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $204,795.85 in the amount of $12,801.55.
3606696600 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Approval indicates the Index used was 4.34%. The lowest Index available within the
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  look-back period is 4.6%.Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                        contain the                                                                                              Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                        following                                                                                                Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,398.75
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $178,211.53 in the amount of
                                                                                                                                                                                                                 $10,812.78.
9456046362 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Approval indicates the Index used was 4.897%. The lowest Index available within the
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  look-back period is 4.99667%.Federal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   TimingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $222,047.25 is underdisclosed from calculated Finance Charge of $227,161.84 in the amount of $5,114.59.
3723654869 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Loan Approval indicates Index used was 4.34%; however,
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   closest Index available in the look back period is 4.6%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance  Test
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 10/XX/2006 which is 0
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $210,101.41 is underdisclosed from calculated Finance Charge of $221,679.80 in the amount of $11,578.39.
8159941874 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     4.340% per the approval, however the lowest index value available in the look back period date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed  is 4.49000%Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $346,602.85 is underdisclosed from calculated Finance Charge of $359,760.07 in the amount of $13,157.22.
4161069820 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.240% per the approval, however the lowest index value available in the look back period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 3.36000%Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Federal FACTA Disclosure
                                                                                                        and does not                                                                                             within a reasonably practicable time after using credit score.[B] Federal Compliance  Timing Test
                                                                                                        contain the                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 01/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $134,800.04 is underdisclosed from calculated Finance Charge of $138,811.34 in the amount of $4,011.30.
1460818614 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Business Days From Transaction DateFederal Compliance - Under disclosure is due to the
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            lender utilizing an index value of 3.240% per the approval, however the lowest index value
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application     available in the look back period is 3.460%Federal Compliance - ARM Disclosure Prior to
                                                                                                        FNMA/FHLMC form                                                                                          date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed  Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        contain the                                                                                              Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,501.64 is
                                                                                                        following                                                                                                underdisclosed from calculated Finance Charge of $184,436.46 in the amount of
                                                                                                        clauses:: ___                                                                                            $9,934.82.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3494845678 XXXXXXXXXX XXXXXXXXXX OR    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   3.240% per the approval, however the lowest index value available in the look back period
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - Oregon Prepayment Penalty Max Prepay:      is 3.46000%Federal Compliance - ARM Disclosure Timing TestState Compliance - Oregon
                                                                                                        Instrument is                                                                                            Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum  Prepayment Penalty Max PrepayFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        and does not                                                                                             Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                        contain the                                                                                              Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        following                                                                                                business days of application.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                        clauses:: ___                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,277.24 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $187,966.61 in the amount of
                                                                                                                                                                                                                 $10,689.37.
3893574998 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.240% per the approval, however the lowest index value available in the look back period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       is 3.36000%Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Disclosure Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,619.19 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $285,719.27 in the amount of
                                                                                                                                                                                                                 $9,100.08.
9482134960 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.060% per the approval, however the lowest index value available in the look back period
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 3.24000%Federal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - Missing Initial Loan Application Test: No evidence of            Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an application
                                                                                                        FNMA/FHLMC form                                                                                          date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        and does not                                                                                             to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        contain the                                                                                              Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,427.04 is
                                                                                                        following                                                                                                underdisclosed from calculated Finance Charge of $346,454.78 in the amount of
                                                                                                        clauses:: ___                                                                                            $16,027.74.
9434023682 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing is due to lender utilizing an index value of 3.060% per the approval, however the lowest
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       index available in the look-back period is 3.24%Federal Compliance - ARM Disclosure Timing
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application
                                                                                                        and does not                                                                                             date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        following                                                                                                Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,423.76 is
                                                                                                        clauses:: ___                                                                                            underdisclosed from calculated Finance Charge of $217,876.78 in the amount of
                                                                                                                                                                                                                 $10,453.02.
7453503442 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Approval                                                                                       -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing indicates Index used was 2.97, the lowest index available within look back period was
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       3.14Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                        and does not                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        contain the                                                                                              Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        following                                                                                                tests were run using an application date of 11/XX/2005 which is 1 months prior to
                                                                                                        clauses:: ___                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $241,727.55 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $246,706.25 in the amount of $4,978.70.
5384109562 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       value of 2.9700% per the approval, however the lowest index value available in the look
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application back period is 3.14000%State Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                        not on a                                                                                                 Date.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty  Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest
                                                                                                        and does not                                                                                             rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay
                                                                                                        contain the                                                                                              language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                        following                                                                                                Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        clauses:: ___                                                                                            application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,580.75 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $248,526.37 in the amount of
                                                                                                                                                                                                                 $10,945.62.
7874208115 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - Under-disclosure due to lender utilizing an index
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    value of 2.89% per approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   period is 3.060%Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $254,130.80 is underdisclosed from calculated Finance Charge of $266,426.84 in the amount of $12,296.04.
4713251489 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under-disclosure due to lender utilizing an index value of 2.89% per                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing approval, however the lowest index value available in the lookback period is 3.06%Federal
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Compliance - Right of Rescission Timing - Note Date used as Transaction DateFederal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 10/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Note Date used as Transaction Date: Unable to
                                                                                                        clauses:: ___                                                                                            conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $186,837.05 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $194,925.98 in the amount of $8,088.93.
5718399806 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under-disclosure due to lender utilizing an index value of 2.89% per                                                                               -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   approval, however the lowest index value available in the lookback period is 3.06%Federal
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                        FNMA/FHLMC form                                                                                          practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        and does not                                                                                             Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        contain the                                                                                              tests were run using an application date of 09/XX/2005 which is 1 months prior to
                                                                                                        following                                                                                                consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $207,947.20 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $217,466.50 in the amount of $9,519.30.
1465353936 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Approval indicates the Index used was 2.78%. The closest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available in our look-back period is 2.97.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $102,142.33 is underdisclosed from calculated Finance Charge of $106,683.89 in the amount of $4,541.56.
9045260663 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Under disclosure is due to the lender utilizing an index value of 2.70% per the approval,
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    however the lowest index value available in the lookback period is 2.89%.Federal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             using an application date of 08/XX/2005 which is 0 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                        clauses:: ___                                                                                            Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $231,199.84 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $243,070.21 in the amount of $11,870.37.
8137901725 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Under-disclosure due to lender utilizing an index value of
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   2.08% per approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    2.28%Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Test date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,190.01 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $126,446.17 in the amount of
                                                                                                                                                                                                                 $5,256.16.
5246849328 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    index value of 2.00% per the Loan Approval, however the lowest index value available in
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     the look back period is 2.08%.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 using an application date of 12/XX/2004 which is 0 months prior to consummation. A    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $183,511.64 is underdisclosed from calculated Finance Charge of $187,396.54 in the amount of $3,884.90.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
4095533888 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2004 12/XX/2004   Investment Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge:    State Compliance - 6% late charge exceeds 5% maximum per state (IL)Federal Compliance -                                                                                 -
                                                                                                                                                                                                                 Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B] Federal      Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7280742124 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   2.020% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 2.190%Federal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                                                                                                                                 State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment        Connecticut Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $116,225.85 is underdisclosed from calculated Finance Charge of $122,233.58 in the amount of $6,007.73.
1261315074 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - The under disclosure appears to be due, in part, to the lender using                                                                               -
                                                                                                        Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM an index of 1.97% and the lowest index available in the look back period is 2.02%.
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Additionally, the itemization of amounts financed does not provide a breakdown of
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    fee.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 11/XX/2004
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $143,650.99 is underdisclosed from calculated Finance Charge of $145,981.14 in the amount of $2,330.15.
7432783183 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application TestFederal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Before ConsummationFederal Compliance - The Approval shows the Lender used an Index of
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure   2.28%, whereas the only Index available in the drop down is 2.52%.Federal Compliance -
                                                                                                                                                                                                                 within a reasonably practicable time after using credit score.[B] Federal Compliance  CHARM Booklet Disclosure StatusFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $155,875.20 is underdisclosed from calculated Finance Charge of $165,019.96 in the amount of $9,144.76.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
9629420078 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - The Approval indicates the Lender used an Index of 2.08%.
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       The only Index in the drop down is 2.19%Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance      StatusFederal Compliance - ARM Disclosure Timing Test
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,732.75
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $103,456.48 in the amount of
                                                                                                                                                                                                                 $2,723.73.
1671150559 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   1.277% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     is 1.45083%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing TestState Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,013.31 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $140,597.24 in the amount of
                                                                                                                                                                                                                 $6,583.93.
9910627097 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - The Approval indicates the Lender used an Index of 2.0%. The
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   only Index available in the drop down is 2.19%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 using an application date of 12/XX/2004 which is 1 months prior to consummation. A    Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  Application Test
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,900.32
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $97,583.98 in the amount of
                                                                                                                                                                                                                 $3,683.66.
8054615299 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.970% per the Approval, however the lowest index value available in the lookback period
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 2.02%.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 11/XX/2004 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $201,313.67 is underdisclosed from calculated Finance Charge of $204,356.63 in the amount of $3,042.96.
9923210844 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - The Approval indicates that the Lender used an Index of
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   1.97%. The only Index available in the drop down is 2.02%.Federal Compliance - TILA Notice
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,472.94 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $105,364.78 in the amount of
                                                                                                                                                                                                                 $891.84.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior
                                                                                                                                                                                                                 or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on
                                                                                                                                                                                                                 Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3174136412 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - Under disclosure is due to the lender utilizing an
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable    index value of 1.97% per the Approval, however the lowest index value available in the
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   lookback period is 1.91%.Federal Compliance - CHARM Booklet Disclosure TimingFederal
                                                                                                        not on a                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004    Compliance - Disbursement Date Missing
                                                                                                        contain the                                                                                              used as disbursement date for compliance testing.[B] Federal Compliance - RESPA
                                                                                                        following                                                                                                Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,033.75 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $107,037.62 in the amount of
                                                                                                                                                                                                                 $1,003.87.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2004.
5339491677 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - The Approval indicates the Lender used an Index of 1.212%.
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     The only Index  available in the drop down is 1.45083%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 using an application date of 10/XX/2004 which is 1 months prior to consummation. A    Disclosure StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        and does not                                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Initial Loan Application Test
                                                                                                        contain the                                                                                              Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        following                                                                                                provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $120,079.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $127,764.18 in the amount of $7,684.58.
7312037259 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Unable to determine the under disclosure missing the itemization of                                                                                -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     financedFederal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure:       Compliance - ARM Disclosure Compliant TestState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    PenaltyFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] State Compliance - Illinois Prepayment Penalty: Illinois
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $95,422.87 is underdisclosed from calculated Finance Charge of $98,435.50 in the amount of $3,012.63.
2432278671 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   1.162% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 1.27667%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment PenaltyFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,985.25 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $121,783.82 in the amount of
                                                                                                                                                                                                                 $3,798.57.
8820505307 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - Under disclosure is due to the lender utilizing an index
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   value of 1.88% per approval, however the lowest index value available in the look back
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    period is 1.97%Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Initial Loan Application TestFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        and does not                                                                                             using an application date of 08/XX/2004 which is 1 months prior to consummation. A    than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    Status
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $127,652.65 is underdisclosed from calculated Finance Charge of $128,325.17 in the amount of $672.52.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2004.
6333121645 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Transaction DateFederal Compliance - Final TIL Finance Charge Under DisclosedFederal
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,273.52
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $99,754.47 in the amount of
                                                                                                                                                                                                                 $1,480.95.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2004.
5550964908 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Timing TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - TILA
                                                                                                        Security                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Compliance - Under disclosure is due to the lender utilizing an index value of 1.083% per
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  the Approval, however the lowest index value available in the lookback period is
                                                                                                        FNMA/FHLMC form                                                                                          Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the             1.16167%.Federal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        contain the                                                                                              of application date located in file.  Compliance tests were run using an application
                                                                                                        following                                                                                                date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        clauses:: ___                                                                                            to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,834.45 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $131,367.46 in the amount of
                                                                                                                                                                                                                 $2,533.01.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2004.
3423468096 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Approval
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   indicates the index rate used was 1.085%.  The closest index in our look-back period is
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of      1.11833%.State Compliance - Illinois Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 11.95000%.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $166,033.64 is underdisclosed from calculated Finance Charge of $167,130.35 in the amount of $1,096.71.
1526000046 XXXXXXXXXX XXXXXXXXXX NV    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Application TestFederal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5776958705 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 1.085% per the Approva;, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    is 1.11833%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $77,928.79 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $78,912.42 in the amount of $983.63.
7834860062 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application Test
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5823739411 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2002 10/XX/2002   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5373607203 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2002 11/XX/2002   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Provided Within 3 Business Days of ApplicationFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - ARM
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Disclosure Compliant TestState Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment
                                                                                                                                                                                                                 Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.25000%.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
2430613227 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4039141756 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Initial Loan Application Test
                                                                                                                                                                                                                 using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2018958640 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2001 10/XX/2001   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2978529900 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2002  2/XX/2002    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingState Compliance - Illinois Prepayment
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5171570879 XXXXXXXXXX XXXXXXXXXX MI    3/XX/2002  1/XX/2002    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not TILA SOL.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal   Disclosure Timing TestFederal Compliance - ARM Disclosure Compliant TestState Compliance -
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer  Michigan Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower    Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                        and does not                                                                                             within three (XXXXXXXXXXX) days of application.[B] State Compliance - Michigan
                                                                                                        contain the                                                                                              Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of
                                                                                                        following                                                                                                $2,048.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1311810736 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2001  3/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment Penalty                                                                                                                          -
                                                                          Debt Consolidation                                                                                                                     (XXXXXXXXXXX): Maximum prepay  allowed on a loan with an interest rate less than 8%
                                                                                                                                                                                                                 is 6 months interest calculated on 80% of the original balance. ($2,764.10].  Loan contracts for maximum calculated prepay of $6,910.25, which exceeds max allowable.
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.
7676107272 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
7622533905 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
8016515227 XXXXXXXXXX XXXXXXXXXX KY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
4735526459 XXXXXXXXXX XXXXXXXXXX MS    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 08/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2007.
9788908421 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
7340959416 XXXXXXXXXX XXXXXXXXXX AL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.
4530985062 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Compliant TestState Compliance - Ohio Standard Prepayment Penalty
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    SMLAFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $182,966.95 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $183,432.20 in the amount of $465.25.
2825011737 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
4711664927 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
7731903441 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6257917364 XXXXXXXXXX XXXXXXXXXX MS    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.
2815282321 XXXXXXXXXX XXXXXXXXXX NV    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - FACTA                                                                               -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disclosure MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.
6293533229 XXXXXXXXXX XXXXXXXXXX MO    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Missouri Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $4,009.20 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2006.
7845092933 XXXXXXXXXX XXXXXXXXXX MN    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     (Ability to Repay not Verified)Federal Compliance - FACTA Disclosure MissingFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        ARM Disclosure Status TestState Compliance - (State HPML) Minnesota Subprime (APR Exceeds
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008    Subprime Threshold)State Compliance - Minnesota Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Score Disclosure.[B] State Compliance - Minnesota Residential Mortgage Originator and TestFederal Compliance - Disbursement Date MissingFederal Compliance - (Missing Data) Last
                                                                                                                                                                                                                 Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential         Rate Set Date
                                                                                                                                                                                                                 Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.[B] State Compliance - Minnesota Late Charge
                                                                                                                                                                                                                 Grace Period Testing: Minnesota Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.[B] State Compliance - (State HPML) Minnesota Subprime
                                                                                                                                                                                                                 (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of
                                                                                                                                                                                                                 9.76477% or Final Disclosure APR of 9.79000% is in excess of allowable threshold of
                                                                                                                                                                                                                 USTreasury 4.3500% + 3%, or 7.35000%.  Compliant Subprime Loan.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
2922246395 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disclosed payment on Note of $775.40 does not
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  correspond with the loan amount, loan term, and interest rate on the loan.Federal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      TestFederal Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___                                                                                                   Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.25000% is underdisclosed from calculated APR of 10.55179% outside of 0.125% tolerance.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $107,122.53 is underdisclosed from calculated Finance Charge of $111,281.40 in the amount of $4,158.87.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
9725221140 XXXXXXXXXX XXXXXXXXXX WV    5/XX/2005  4/XX/2005    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disparity in Occupancy - Not High CostFederal Compliance - Missing                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 05/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (XXXXXXXXXXX)[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5890543897 XXXXXXXXXX XXXXXXXXXX NM    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2008 which is 0 months   FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8191663889 XXXXXXXXXX XXXXXXXXXX MS    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
1806457772 XXXXXXXXXX XXXXXXXXXX MO    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
3721234647 XXXXXXXXXX XXXXXXXXXX IN    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
8722591203 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Compliance - (Missing Data) Last Rate Set Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                        contain the                                                                                              and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                        following                                                                                                Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                        clauses:: ___                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
4234748228 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee
                                                                                                                                                                                                                 Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the
                                                                                                                                                                                                                 Note in bold language separated from other language by bold dividing lines.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.
7138903727 XXXXXXXXXX XXXXXXXXXX WI    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 11/XX/2005 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
8530881092 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
5126661062 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Notice of Right to                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        and does not                                                                                             transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from
                                                                                                        contain the                                                                                              transaction date of 03/XX/2007.[B] Federal Compliance - TILA Notice of Right to
                                                                                                        following                                                                                                Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                        clauses:: ___                                                                                            Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6526013079 XXXXXXXXXX XXXXXXXXXX AL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
4471104373 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
1733476300 XXXXXXXXXX XXXXXXXXXX RI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Disbursement Date Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
2979056688 XXXXXXXXXX XXXXXXXXXX SC    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.                                        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                                                                                                       TILA SOL.Federal Compliance - FACTA Disclosure Missing
6207638634 XXXXXXXXXX XXXXXXXXXX TN    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Tennessee Prepayment Penalty TestFederal Compliance - Missing Initial                                                                                -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment
                                                                                                                                                                                                                 Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
8824040005 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
6472728299 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                 date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed  0.125%Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - Final TIL APR Under/Over
                                                                                                                                                                                                                 Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.35000%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 10.69793% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2005.
5833768140 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Maximum prepay  allowed is 6 months interest calculated on 80% of the original        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 balance (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $5,856.71,    amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 which exceeds max allowable. Prepay may be impermissible depending on the lender's    than 3 Business Days From Transaction DateState Compliance - California Prepayment
                                                                                                                                                                                                                 license type.  Prepay language states prepay will not exceed maximum permitted by     PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 applicable law.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Date of 07/XX/2007 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2007.
5916825704 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.
5824064698 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
6097629727 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not                                                                                   -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Provided TimelyFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - Michigan Consumer
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)Federal
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower    Missing
                                                                                                                                                                                                                 Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] State Compliance
                                                                                                                                                                                                                 - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
2587192678 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Error) Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     ApplicationFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disclosure Missing
                                                                                                                                                                                                                 using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2006.
9470428686 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
9390489937 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
2280204708 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8356912943 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 01/XX/2008 which is 0 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
9296938423 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Disclosed payment on Note of $473.13 does not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          correspond with the loan amount, loan term, and interest rate on the loanFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance         Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,461.50 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $218,934.63 in the amount of
                                                                                                                                                                                                                 $473.13.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.
2214767978 XXXXXXXXXX XXXXXXXXXX KY    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Status
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
5178648468 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    than 3 Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007    - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing     ApplicationFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2007.
1111518122 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - Michigan         Timing)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice
                                                                                                        Security                                                                                                 Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided     Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                        Instrument is                                                                                            Timely): Unable to determine compliance with timing requirements due to missing       Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Initial Loan Application Date.[B] State Compliance - Michigan Consumer Caution and    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             with timing requirements due to missing Initial Loan Application Date.[B] State       FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List
                                                                                                        following                                                                                                Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit
                                                                                                        clauses:: ___                                                                                            counseling agencies not provided to borrower at the time of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2466597959 XXXXXXXXXX XXXXXXXXXX NM    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - (Missing Data) Last Rate Set DateFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             using an application date of 03/XX/2008 which is 1 months prior to consummation. A    Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        clauses:: ___                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
9716631798 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.
6322905311 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4454655985 XXXXXXXXXX XXXXXXXXXX AL    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2008.
5264508440 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
6136263026 XXXXXXXXXX XXXXXXXXXX AL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3825936788 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - FACTA Disclosure MissingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement
                                                                                                        and does not                                                                                             using an application date of 12/XX/2007 which is 1 months prior to consummation. A    DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9322303114 XXXXXXXXXX XXXXXXXXXX AL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.
9780191644 XXXXXXXXXX XXXXXXXXXX LA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
2919186031 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2004  6/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - payment stream is not disclosed correctly; apr is not
                                                                                                                                                                                                                 07/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  disclosed correctlyFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $173,208.70 is underdisclosed from calculated Finance Charge of $173,312.28 in the amount of $103.58.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2004.
2268904397 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Penalty: A prepayment penalty is not permissible under the Mortgage Lenders,          Transaction DateState Compliance - Connecticut Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 Correspondent Lenders, Brokers and Loan Originators Act.[B] Federal Compliance -      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
1899953464 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
5158596492 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestState Compliance - Ohio Standard Prepayment Penalty SMLAFederal
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2006.
2793121852 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
4309826959 XXXXXXXXXX XXXXXXXXXX LA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Notice of Right to                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance - TILA
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Compliance - Unable to determine under disclosure due to missing itemization of amount
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        financedFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005    Disclosure Status TestState Compliance - Louisiana Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] State Compliance - Louisiana     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period of 7 days  Compliance - Missing Initial Loan Application Test is less than the state minimum of 10 days.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to borrower.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,113.26 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $142,078.57 in the amount of
                                                                                                                                                                                                                 $965.31.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7553880960 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance - FACTA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
4411555993 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Final TIL                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   EstimatedFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2008.[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
9903214263 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___[B]                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Closing / Title                                                                                          disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        - Security                                                                                               date of 07/XX/2007.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1202180871 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
5814135385 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - TILA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
9975220005 XXXXXXXXXX XXXXXXXXXX MO    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 02/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2005.
7991966988 XXXXXXXXXX XXXXXXXXXX WI    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                 01/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2005.
2528450107 XXXXXXXXXX XXXXXXXXXX TN    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Tennessee Prepayment Penalty TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee
                                                                                                                                                                                                                 Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the
                                                                                                                                                                                                                 Note in bold language separated from other language by bold dividing lines.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2008.
1391851723 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingClosing / Title -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2006.
5269334496 XXXXXXXXXX XXXXXXXXXX NM    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Data) Last Rate Set DateFederal Compliance - FACTA Disclosure Missing
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 01/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                        and does not                                                                                             and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                        contain the                                                                                              Application Date and Transaction Date used to determine rate used for testing.
                                                                                                        following
                                                                                                        clauses:: ___
4720553139 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2007  6/XX/2007    Investment Refinance Cash-out -                                                       C           C           C           C           C           [C] Federal Compliance - (Missing Data) Number of Units: Number of Units for the      Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          Indeterminable
                                                                          Debt Consolidation                                                                                                                     Primary Valuation was not provided.  Any applicable Federal, State or Local           Disbursement Date MissingFederal Compliance - (Missing Data) Number of Units
                                                                                                                                                                                                                 compliance testing is unreliable.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5919559114 XXXXXXXXXX XXXXXXXXXX TN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 using an application date of 01/XX/2007 which is 1 months prior to consummation. A    Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee
                                                                                                                                                                                                                 Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the
                                                                                                                                                                                                                 Note in bold language separated from other language by bold dividing lines.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2007.
8576987878 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance         Compliance - Disclosed payment on note of $927 does not correspond with the loan amount,
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     loan term and interest rate on the note.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       StatusFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     refiFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,552.41
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $225,433.73 in the amount of
                                                                                                                                                                                                                 $4,881.32.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
8897248226 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Not Provided)State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 12/XX/2007 which is 1 months   Receipt of Home Mortgage Loan Information Document Not Retained by Lender)State Compliance
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application         - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)Federal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not
                                                                                                        contain the                                                                                              verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales
                                                                                                        following                                                                                                Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                        clauses:: ___                                                                                            Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
7627723362 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
6834722392 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL APR of 9.26000% is underdisclosed from calculated APR of 9.57775% outside of 0.125% tolerance.
9898948889 XXXXXXXXXX XXXXXXXXXX MS    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 01/XX/2008.
2362771769 XXXXXXXXXX XXXXXXXXXX OK    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application Test
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4829701836 XXXXXXXXXX XXXXXXXXXX TN    10/XX/2006 8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Tennessee Prepayment Penalty Test:
                                                                                                                                                                                                                 Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
8475711813 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
3837434004 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Disclosed payment on note of $828.66 does not correspond with the                                                                                  -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        loan amount, loan term and interest rate on the note.Federal Compliance - Incorrect Right
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance         Compliance - CHARM Booklet Disclosure StatusFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,381.01
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $224,344.04 in the amount of
                                                                                                                                                                                                                 $4,963.03.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4352434360 XXXXXXXXXX XXXXXXXXXX LA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disclosed payment on Note of $627.03 does not
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  correspond with the loan amount, loan term, and interest rate on the loan.Federal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                        P&I does not    correspond                                                                               Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,730.29 is
                                                                                                        match           with the loan                                                                            underdisclosed from calculated Finance Charge of $132,030.09 in the amount of
                                                                                                        calculated P&I: amount, loan                                                                             $1,299.80.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Note P&I of ___ term, and                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        does not match  interest rate                                                                            disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        Calculated P&I  on the loan.                                                                             date of 04/XX/2006.
                                                                                                        of ___
4099133178 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Michigan Prepayment PenaltyState Compliance - Michigan Consumer                                                                                      -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - Michigan         Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer
                                                                                                        Security                                                                                                 Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided     Caution and Home Ownership Counseling Notice Not Provided TimelyState Compliance -
                                                                                                        Instrument is                                                                                            Timely): Unable to determine compliance with timing requirements due to missing       Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                        not on a                                                                                                 Initial Loan Application Date.[B] State Compliance - Michigan Consumer Caution and    Timely)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        and does not                                                                                             with timing requirements due to missing Initial Loan Application Date.[B] State       Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                        following                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling
                                                                                                        clauses:: ___                                                                                            agencies not provided to borrower.[B] State Compliance - Michigan Prepayment Penalty:
                                                                                                                                                                                                                 Michigan Prepayment Penalty: Maximum calculated prepay of $2,058.91 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7913091908 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       than 3 Business Days From Transaction DateState Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Michigan Consumer Mortgage Protection  Protection Act (Counseling Agencies List)State Compliance - Michigan Consumer Caution and
                                                                                                                                                                                                                 Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine     Home Ownership Counseling Notice Not Provided TimelyState Compliance - Michigan Consumer
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)Federal
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Provided Timely: Unable to determine compliance with timing requirements due to       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage        Missing
                                                                                                                                                                                                                 Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
2878017866 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.State Compliance -                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Ohio Standard Prepayment Penalty SMLAFederal Compliance - TILA Rescission - Disbursement
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Date Less than 3 Business Days From Transaction DateFederal Compliance - Right of
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure
                                                                                                        not on a                                                                                                 Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance         StatusFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 03/XX/2005 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
8004078330 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingState Compliance - Ohio Consumer Sales                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Practices Act (No Documentation of Tangible Net Benefit Analysis)State Compliance - Ohio
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Document Not Retained by Lender)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  (Ability to Repay not Verified)Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Less than 3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales       ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document not retained by lender.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided):
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                 Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 06/XX/2007.
5149083486 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___[B]                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Closing / Title                                                                                          disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        - Security                                                                                               date of 12/XX/2007.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1541455703 XXXXXXXXXX XXXXXXXXXX IN    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 02/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2004.
1107538478 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2002  5/XX/2002    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Security                                                                                                 06/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2002 which is 1   dated.Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  parties
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                        contain the                                                                                              Missing Final TIL Signature Date. Unable to determine compliance with rescission
                                                                                                        following                                                                                                timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        clauses:: ___                                                                                            than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2002.
5595009998 XXXXXXXXXX XXXXXXXXXX WI    7/XX/2008  6/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2008.
3696683731 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateState Compliance -
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Missouri Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $1,946.69 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.
8385528799 XXXXXXXXXX XXXXXXXXXX LA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosed payment on Note of $1401 does not correspond with the loan amount, loan term,
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   and interest rate on the loan.Federal Compliance - Final TIL APR Under/Over Disclosed By
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Greater Than 0.125%Federal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        of ___                                                                                                   Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.26000% is underdisclosed from calculated APR of 9.53968% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $183,357.81 is underdisclosed from calculated Finance Charge of $190,448.48 in the amount of $7,090.67.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
1535373073 XXXXXXXXXX XXXXXXXXXX LA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - TILA
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 06/XX/2008 which is 1   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.
5931253167 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Transaction DateFederal Compliance - CHARM Booklet Disclosure Prior to Closing
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2004.
4599868819 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial Loan
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        and does not                                                                                             Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        following                                                                                                of application date located in file.  Compliance tests were run using an application
                                                                                                        clauses:: ___                                                                                            date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,363.40 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $108,814.42 in the amount of
                                                                                                                                                                                                                 $451.02.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2004.
1782320947 XXXXXXXXXX XXXXXXXXXX IA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3300205112 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.State Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months   TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
6247553479 XXXXXXXXXX XXXXXXXXXX MO    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
5004055312 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
5574975849 XXXXXXXXXX XXXXXXXXXX TN    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee
                                                                                                                                                                                                                 Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the
                                                                                                                                                                                                                 Note in bold language separated from other language by bold dividing lines.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
1192392101 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
4676369958 XXXXXXXXXX XXXXXXXXXX ME    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - Final TIL Finance Charge Under
                                                                                                        not on a                                                                                                 Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         DisclosedFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        contain the                                                                                              Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                file.  Compliance tests were run using an application date of 12/XX/2006 which is 1
                                                                                                        clauses:: ___                                                                                            months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $505,022.08 is underdisclosed from calculated Finance Charge of $519,626.54 in the amount of $14,604.46.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2007.
6470241555 XXXXXXXXXX XXXXXXXXXX MO    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
9385853736 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Prepayment PenaltyState Compliance - Ohio Consumer
                                                                                                        Security                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)State Compliance -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Document Not Received Timely)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        and does not                                                                                             using an application date of 02/XX/2007 which is 1 months prior to consummation. A    Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed)State
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - Ohio Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)Federal
                                                                                                        following                                                                                                Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales     Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                        clauses:: ___                                                                                            Practices Act:  Borrower's ability to repay not verified with reliable                DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 documentation.[B] State Compliance - Ohio Consumer Sales Practices Act                Disclosure MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed):    Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                 Information Document not signed by borrower(XXXXXXXXXXX).[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                 Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                 Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Maximum calculated prepay of $2,280.13 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.
6928829031 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2002  4/XX/2002    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - North Carolina Home Loan (Impermissible Prepayment
                                                                                                        Security                                                                                                 05/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Penalty)Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2002 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] State Compliance - North Carolina Home Loan (Impermissible Prepayment
                                                                                                        contain the                                                                                              Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000
                                                                                                        following                                                                                                contains an impermissible prepayment penalty.[B] Federal Compliance - TILA Rescission
                                                                                                        clauses:: ___                                                                                            - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2002.
8761176363 XXXXXXXXXX XXXXXXXXXX WI    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
5431312668 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.
6657127609 XXXXXXXXXX XXXXXXXXXX TN    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Tennessee Prepayment Penalty TestFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance -
                                                                                                                                                                                                                 Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
9024485970 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002    Disclosure Status TestState Compliance - Ohio Standard Prepayment Penalty SMLAFederal
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - Missing     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        contain the                                                                                              Initial Loan Application Test: No evidence of application date located in file.       MissingClosing / Title - The Final TIL was signed but was not dated.
                                                                                                        following                                                                                                Compliance tests were run using an application date of 09/XX/2002 which is 1 months
                                                                                                        clauses:: ___                                                                                            prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2002.
7003073475 XXXXXXXXXX XXXXXXXXXX SC    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2007 which is 1 months   Itemization of Amount Financed.State Compliance - South Carolina Home Loan (No Tangible
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Net Benefit)State Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] State Compliance - South Carolina Home Loan (No
                                                                                                                                                                                                                 Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $259,124.56 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $259,322.89 in the amount of $198.33.
5297788001 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Greater Than 0.125%Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 using an application date of 09/XX/2007 which is 1 months prior to consummation. A    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 9.13000% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 9.53795% outside of 0.125% tolerance.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2007.[B] Federal Compliance - Incorrect
                                                                                                                                                                                                                 Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6051602562 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.
4110424654 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.
3897828559 XXXXXXXXXX XXXXXXXXXX MS    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 06/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2008.
3398063114 XXXXXXXXXX XXXXXXXXXX WI    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - TIL itemization did not disclose a Recording Service
                                                                                                        Security                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  fee of $42 as a prepaid finance charge.Federal Compliance - Missing Initial Loan
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 12/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        clauses:: ___                                                                                            Charge of $137,350.54 is underdisclosed from calculated Finance Charge of $137,395.54 in the amount of $45.00.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
8110626064 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty)Federal                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - North Carolina   Compliance - FACTA Disclosure Missing
                                                                                                        Security                                                                                                 Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien
                                                                                                        Instrument is                                                                                            mortgage loan less than $150,000 contains an impermissible prepayment penalty.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5258628406 XXXXXXXXXX XXXXXXXXXX MS    11/XX/2007 10/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8937245096 XXXXXXXXXX XXXXXXXXXX IA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Iowa Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                       -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] State Compliance - Iowa Prepayment  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 law.  Prepay language states prepay will not exceed maximum permitted by applicable   FACTA Disclosure Missing
                                                                                                                                                                                                                 law.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2782584137 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
4105119601 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 05/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3201307657 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
8065782298 XXXXXXXXXX XXXXXXXXXX IA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure TimingFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       ARM Disclosure Timing TestState Compliance - Iowa Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Iowa Prepayment Penalty: Iowa          amount, whichever applies.
                                                                                                                                                                                                                 Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2006.
4091093884 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Oregon Prepayment Penalty Max PrepayFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
9897777226 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Maryland Late Charge Grace Period TestingFederal Compliance - CHARM                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Booklet Disclosure Status
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - Maryland Late Charge Grace Period
                                                                                                        Instrument is                                                                                            Testing: Maryland Late Charge: Note grace period of 7 days is less than the state
                                                                                                        not on a                                                                                                 minimum of 15 days.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5085011941 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 04/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2004.
6400288232 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - South Carolina   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:       TILA SOL.Federal Compliance - FACTA Disclosure MissingState Compliance - South Carolina
                                                                                                                                                                                                                 Borrower not provided with a document specifying the agency designated to receive     Home Loan (Complaint Agency Disclosure Not Provided)
                                                                                                                                                                                                                 complaints or inquiries about the origination and making of the loan.
9177446695 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Utah Late Charge Grace Period TestingFederal Compliance
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] State
                                                                                                                                                                                                                 Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
8575775010 XXXXXXXXXX XXXXXXXXXX TN    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3428896999 XXXXXXXXXX XXXXXXXXXX AL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.
2131070327 XXXXXXXXXX XXXXXXXXXX NH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                        (Missing Doc)                                                                                            12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  itemization of amount financed.Federal Compliance - Final TIL APR Under/Over Disclosed By
                                                                                                        Missing Note                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Greater Than 0.125%State Compliance - New Hampshire Prepayment Penalty First LienFederal
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match                                                                                                    using an application date of 11/XX/2006 which is 1 months prior to consummation. A    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] State Compliance - New  Missing
                                                                                                        Note P&I of ___                                                                                          Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment Penalty:
                                                                                                        does not match                                                                                           Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note
                                                                                                        Calculated P&I                                                                                           Addendum.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___[B]                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Closing / Title                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        - Security                                                                                               to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Instrument is                                                                                            information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                        not on a                                                                                                 Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.99000% is underdisclosed from
                                                                                                        FNMA/FHLMC form                                                                                          calculated APR of 9.25955% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                        and does not                                                                                             TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                        contain the                                                                                              $284,928.73 is underdisclosed from calculated Finance Charge of $296,171.19 in the
                                                                                                        following                                                                                                amount of $11,242.46.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        clauses:: ___                                                                                            Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
1195764849 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Ohio Standard                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Prepayment Penalty SMLAFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 12/XX/2003 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] State Compliance - Ohio
                                                                                                        and does not                                                                                             Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not
                                                                                                        contain the                                                                                              permissible on a refinance. (XXXXXXXXXXX)
                                                                                                        following
                                                                                                        clauses:: ___
8752331364 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Unable to determine under disclosure due to missing
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Itemization of Amount Financed.Federal Compliance - Note is an ARM and the TIL is a fixed
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  rate which will cause the discrepancy you see.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance         Disclosure StatusFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - TIL APR Tolerance
                                                                                                        clauses:: ___                                                                                            Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.70000% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 10.17990% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $157,375.29 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $161,279.91 in the amount of $3,904.62.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2004.
9541506454 XXXXXXXXXX XXXXXXXXXX NM    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1174478801 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - CHARM
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    - Right of Rescission Timing - Receipt Date MissingState Compliance - Ohio Standard
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Prepayment Penalty SMLAFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 01/XX/2004
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio
                                                                                                        following                                                                                                Prepayment Penalty: Prepayment penalty not permissible on a refinance.
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX)[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2782482870 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - CHARM Booklet                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disclosure StatusFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Standard Prepayment
                                                                                                                                                                                                                 Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2005.
8639755505 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance
                                                                                                        Security                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA:
                                                                                                        FNMA/FHLMC form                                                                                          Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance.
                                                                                                        and does not                                                                                             (XXXXXXXXXXX)[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 03/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 03/XX/2006.
2044502662 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance         Initial Loan Application TestFederal Compliance - Disbursement Date MissingClosing / Title
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
6531921240 XXXXXXXXXX XXXXXXXXXX LA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2006 which is 1 months   Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4456102280 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided TimelyFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Business Days From Transaction DateState Compliance - Michigan Prepayment PenaltyState
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)State
                                                                                                                                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Not Provided Timely)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies     Missing
                                                                                                                                                                                                                 List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $2,360.91 exceeds the state maximum for first lien loans of 1% of the prepaid balance
                                                                                                                                                                                                                 (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
1067966278 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2005 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 04/XX/2005.
2753583758 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestState Compliance - Minnesota Late Charge Grace Period
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TestingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] State Compliance - Minnesota Late Charge Grace Period Testing: Minnesota
                                                                                                                                                                                                                 Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2006.
7124913480 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - TILA                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2006.
9997229692 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     applies.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     FACTA Disclosure Missing
                                                                                                                                                                                                                 using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
2831825394 XXXXXXXXXX XXXXXXXXXX MS    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
9526644679 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right
                                                                                                                                                                                                                 to Cancel occurs prior to expected date(XXXXXXXXXXX).
5313470709 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
4680123005 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Application TestFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance         StatusFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.
3460763989 XXXXXXXXXX XXXXXXXXXX NE    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Nebraska Prepayment PenaltyFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:
                                                                                                                                                                                                                 Prepayment penalty may not be reasonable and necessary under the Residential Mortgage
                                                                                                                                                                                                                 Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2008.
6360409696 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure due to the required rounding factor
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          of 0.125% on the note, when the note rate is 9.73%.Federal Compliance - CHARM Booklet
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disclosure StatusState Compliance - Ohio Standard Prepayment Penalty SMLAFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - Ohio Standard Prepayment
                                                                                                        clauses:: ___                                                                                            Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,710.96 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $70,842.44 in the amount of
                                                                                                                                                                                                                 $131.48.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2004.
5875283451 XXXXXXXXXX XXXXXXXXXX WI    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     than 3 Business Days From Transaction DateState Compliance - Wisconsin Prepayment
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal       Property Type Not ProvidedFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing          TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $1,233.19, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
1772156888 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   List)Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Security                                                                                                 08/XX/2004 used as disbursement date for compliance testing.[B] State Compliance -    From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan
                                                                                                        not on a                                                                                                 Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies
                                                                                                        FNMA/FHLMC form                                                                                          not provided to borrower.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        and does not                                                                                             Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        contain the                                                                                              transaction disbursed on 08/XX/2004, prior to three (XXXXXXXXXXX) business days from
                                                                                                        following                                                                                                transaction date of 08/XX/2004.
                                                                                                        clauses:: ___
3610017103 XXXXXXXXXX XXXXXXXXXX MO    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Unable to determine                                                                                   -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL      under disclosure -TIL Itemization does not itemize prepaid finance charges.  Total prepaid
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of     finance charges disclosed was $4449.02 and audit calculates $4874.
                                                                                                                                                                                                                 $216,676.62 is underdisclosed from calculated Finance Charge of $216,844.22 in the amount of $167.60.
4087918101 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - TILA Rescission
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TIL payment Stream calculation reflects 360 monthly fixed payments of $585 and Actual
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Calculated Payment Stream indicates 36 $585.01, 323 monthly payments of $598.01 and 1
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  monthly payment of $595.80.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $133,057.65 is underdisclosed from calculated Finance Charge of $137,271.04 in the amount of $4,213.39.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2005.
4840405981 XXXXXXXXXX XXXXXXXXXX ID    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Compliant TestState Compliance - Idaho Prepayment PenaltyState Compliance -
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)Federal
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        contain the                                                                                              Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      Missing
                                                                                                        following                                                                                                Score Disclosure.[B] State Compliance - Idaho Residential Mortgage Practices Act
                                                                                                        clauses:: ___                                                                                            (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate
                                                                                                                                                                                                                 Lock-In/Float Disclosure not provided to borrower.[B] State Compliance - Idaho
                                                                                                                                                                                                                 Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
3961045386 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Prepayment PenaltyState Compliance - Michigan
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    Consumer Mortgage Protection Act (Counseling Agencies List)State Compliance - Michigan
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Consumer Caution and Home Ownership Counseling Notice Not Provided TimelyState Compliance
                                                                                                                                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Provided Timely)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan
                                                                                                                                                                                                                 Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $1,781.85 exceeds the state maximum for first lien loans of 1% of the prepaid balance
                                                                                                                                                                                                                 (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
7109927653 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 03/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.
1399483013 XXXXXXXXXX XXXXXXXXXX MO    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
7780869352 XXXXXXXXXX XXXXXXXXXX TN    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   blankClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2007.
2135498683 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2007.
8907661636 XXXXXXXXXX XXXXXXXXXX LA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
8935926400 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       MissingFederal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months   DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
4241685534 XXXXXXXXXX XXXXXXXXXX MO    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
2783993425 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  than 3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 08/XX/2006.
6841684027 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingState Compliance - Ohio Alternate Prepayment Penalty SMLA TestFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingClosing / Title -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender.
                                                                                                                                                                                                                 (XXXXXXXXXXX)[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 02/XX/2006.
2138567620 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.
1355375309 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2003  12/XX/2002   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     refiFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Security                                                                                                 date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed  RefinanceFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        contain the                                                                                              Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was
                                                                                                        following                                                                                                executed on the proper Model Form. The H-9 form was used instead of the H-8 form,
                                                                                                        clauses:: ___                                                                                            however, the loan file does not contain evidence that the refinance was by the original creditor.
5764018893 XXXXXXXXXX XXXXXXXXXX AL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.
7926198202 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Minnesota Late Charge Grace Period TestingFederal
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Minnesota Late Charge Grace Period     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Testing: Minnesota Late Charge: Note grace period of 7 days is less than the state    Missing
                                                                                                                                                                                                                 minimum of 10 days.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.
2544211061 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Unable to confirm underdisclosure due to missing
                                                                                                        (Missing Doc)   note of                                                                                  provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          itemization; however, it does appear to be related to payment stream.Federal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disclosed payment on Note of $765.55 does not correspond with the loan amount, loan term,
                                                                                                        Addendum: Note  does not                                                                                 Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance         and interest rate on the loanFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        P&I does not    correspond                                                                               testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        match           with the loan                                                                            Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TIL
                                                                                                        calculated P&I: amount, loan                                                                             APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.55000%
                                                                                                        Note P&I of ___ term, and                                                                                is underdisclosed from calculated APR of 6.96064% outside of 0.125% tolerance.[B]
                                                                                                        does not match  interest rate                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        Calculated P&I  on the loan                                                                              Final TIL Finance Charge of $155,094.96 is underdisclosed from calculated Finance
                                                                                                        of ___[B]                                                                                                Charge of $161,098.81 in the amount of $6,003.85.[B] Federal Compliance - TILA
                                                                                                        Closing / Title                                                                                          Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        - Security                                                                                               in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three
                                                                                                        Instrument is                                                                                            (XXXXXXXXXXX) business days from transaction date of 12/XX/2005.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2659549978 XXXXXXXXXX XXXXXXXXXX WV    10/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        clauses:: ___                                                                                            determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2004.
1520257632 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateState Compliance - South Carolina CHL Complaint Agency
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
4350173628 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - ARM Disclosure Status TestFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004    Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2004.
9131988657 XXXXXXXXXX XXXXXXXXXX TN    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2007 which is 1 months   Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure MissingGeneral
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       applies.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4154300625 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as      Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure    Right of Rescission Timing - Note Date used as Transaction DateFederal Compliance - RESPA
                                                                                                                                                                                                                 Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No         Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.
6407822550 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 07/XX/2006 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
3535684998 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2002  4/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 05/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2002 which is 1   compliance tests requiring an LTV were run off an assumed value of a contract sales price months prior to consummation. A lookback was performed to determine this application  or original loan amount, whichever applies.
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 05/XX/2002.
7326632176 XXXXXXXXXX XXXXXXXXXX IA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Iowa Prepayment PenaltyFederal Compliance - Final TIL EstimatedFederal                                                                               -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - Iowa Prepayment  Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state     RefinanceFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 law.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  Initial Loan Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           lack of appraised value, compliance tests requiring an LTV were run off an assumed value determined. Unable to determine if correct TILA rescission form was used.[B] Federal  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used
                                                                                                                                                                                                                 on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Final TIL Estimated: Final TIL
                                                                                                                                                                                                                 disclosure found in file had markings indicating one or more entries are estimates.
7435606817 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Security                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Missing
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9742338293 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 02/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2004 which is 1   Compliance - Pennsylvania First Lien Late Charge Grace Period TestingFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] State Compliance - Pennsylvania First Lien
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4963238992 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2001  4/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                                                                                                                                 05/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2001 which is 1   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2001, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2001.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1349732585 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        match           with the loan                                                                            using an application date of 09/XX/2005 which is 1 months prior to consummation. A    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Note P&I of ___ term and                                                                                 Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a          off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            prepayment penalty was included in the pay-off which may impact high cost
                                                                                                        Calculated P&I  on the note.                                                                             findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7779481575 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5452412464 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA HELOC -   Loan Application TestFederal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                 HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not        MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Disclosure Missing
                                                                                                                                                                                                                 Missing: Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
5313280574 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4823047395 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   DSI loan,                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         Disclosed                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   payment on                                                                               08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    note of                                                                                  Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    does not                                                                                 months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        match           correspond                                                                               date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: MissingState Compliance - Pennsylvania First Lien Late Charge Grace Period TestingFederal
                                                                                                        calculated P&I: with the loan                                                                            Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Note P&I of ___ amount, loan                                                                             of 15 days.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        does not match  term, and                                                                                Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      TestFederal Compliance - Disbursement Date Missing
                                                                                                        Calculated P&I  interest rate                                                                            Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___          on the loan.                                                                             Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3311737740 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
1727935271 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right of Rescission Timing - Receipt Date MissingFederal Compliance - Disbursement Date
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Notice of
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   or original loan amount, whichever applies.
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2005.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2015576825 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2005 12/XX/2005   UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingMiscellaneous        (2020-02-23): Unable to   (2020-02-23): Unable to
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - Unable to determine occupancy, compliance results were generated using a      procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   defaulted value of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for     providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  amount, whichever applies.Federal Compliance - Missing Final HUD-1:  No Document Used For
                                                                                                                                                                                                                 application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback   Fee Testing
                                                                                                                                                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
3731511616 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     refiFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7349153767 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is in the payments due to the simple interest                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     calculation.Federal Compliance - (Missing Data) Unable to determine if loan is a same date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  lender refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           were run off an assumed value of a contract sales price or original loan amount, whichever determined. Unable to determine if correct TILA rescission form was used.[B] Federal  applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        PartiesFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to          Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 applicant within three (XXXXXXXXXXX) business days of application due to missing      Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,092.48 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $172,480.67 in the amount of
                                                                                                                                                                                                                 $388.19.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4201493931 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1746454480 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2004  1/XX/2004    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     than 3 Business Days From Transaction DateState Compliance - South Carolina Home Loan
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2004 which is 1   (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the note.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance - South
                                                                                                                                                                                                                 Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                 Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2004.
3706983560 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingGeneral - Document not signed by                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   borrower. Unable to determine if borrower received.Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
9976345573 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                                             -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   PartiesMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission      Disbursement Date Missing
                                                                                                                                                                                                                 timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8778449008 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateState Compliance - South Carolina Home Loan (Complaint Agency Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                 South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4967973575 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Compliance - Right of Rescission Timing - Receipt Date MissingState Compliance - South
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] State Compliance -
                                                                                                                                                                                                                 South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina
                                                                                                                                                                                                                 Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3321384348 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                                             -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   PartiesMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing      TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ term, and                                                                                information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        does not match  interest rate                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Calculated P&I  on the loan.                                                                             disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        of ___                                                                                                   date of 11/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2844885159 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2003 11/XX/2003   Primary    Refinance Rate/Term                           Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                                                                        payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                        note of                                                                                  12/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                        XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                        does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2003 which is 1   Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                                        correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Receipt Date MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                        with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                        amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                        term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission    contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                                        interest rate                                                                            Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine        (Doc Error) Initial GFE not provided
                                                                                                                        on the loan.                                                                             compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
8613050969 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance - TILA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Initial GFE not provided
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8098725365 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Final TIL                                                                                          -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   EstimatedFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2004 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay   Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2004.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
5149200011 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     providedClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        calculated P&I: amount, loan                                                                             Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Note P&I of ___ term, and                                                                                signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Calculated P&I  on the loan.                                                                             Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
4094399723 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2004 9/XX/2004    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6399117512 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed  refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  PartiesFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to          amount, whichever applies.
                                                                                                                                                                                                                 applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used
                                                                                                                                                                                                                 on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
7666875382 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     providedFederal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
1947523739 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2001  5/XX/2001    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               refi: Original Lender was not able to be determined. Unable to determine if correct   refiMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        (Missing Doc)   note of                                                                                  TILA rescission form was used.
                                                                                                        Missing Note    XXXXXXXXXX
                                                                                                        Addendum: Note  does not
                                                                                                        P&I does not    correspond
                                                                                                        match           with the loan
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
2197672567 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)                                                                                            08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___[B]                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Closing / Title                                                                                          disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        - Security                                                                                               date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        Instrument is                                                                                            All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        not on a                                                                                                 by all parties whose ownership interest is or will be subject to the security
                                                                                                        FNMA/FHLMC form                                                                                          interest.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5482038828 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 04/XX/2008 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8571220024 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2003 which is 1   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                        does not match  interest rate                                                                            Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine
                                                                                                        Calculated P&I  on the loan.                                                                             compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        of ___                                                                                                   Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2350036214 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2006 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
7912031109 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2003 used as disbursement date for compliance testing.[B] State Compliance -    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - TILA
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                        Addendum: Note  does not                                                                                 unfair or oppressive arbitration clause.[B] Federal Compliance - Missing Initial Loan Compliance - Georgia Home Loan (Arbitration Clause)Federal Compliance - Missing Initial
                                                                                                        P&I does not    correspond                                                                               Application Test: No evidence of application date located in file.  Compliance tests  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        match           with the loan                                                                            were run using an application date of 06/XX/2003 which is 1 months prior to           Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        calculated P&I: amount, loan                                                                             consummation. A lookback was performed to determine this application date.[B] Federal lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Note P&I of ___ term, and                                                                                Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement of a contract sales price or original loan amount, whichever applies.
                                                                                                        does not match  interest rate                                                                            Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                        Calculated P&I  on the loan                                                                              Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2003.
7142773141 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed  RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Provided Within 3 Business Days of ApplicationFederal Compliance - Payoff Statement
                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  MissingFederal Compliance - Missing Initial Loan Application TestGeneral Appraisal
                                                                                                                                                                                                                 Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 if a prepayment penalty was included in the pay-off which may impact high cost        off an assumed value of a contract sales price or original loan amount, whichever findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used
                                                                                                                                                                                                                 on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
2517626974 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    UTD        Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                        clauses:: ___                                                                                            Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      or original loan amount, whichever applies.Closing / Title - (Doc Error) TIL Error:
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         Borrower signature not dated.
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2598166925 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Verified                     B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation            Title -         terms.                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)                                                                                            07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      loan amount, whichever applies.
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
7218133631 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 07/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1254063335 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
9783835642 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9863083466 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Investment Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        (Missing Doc)   note of                                                                                  07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     or original loan amount, whichever applies.
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
1211859171 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingState Compliance - Pennsylvania                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   First Lien Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge:
                                                                                                                                                                                                                 Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
6840483446 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2002  2/XX/2002    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2002 which is 1   Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    amount, whichever applies.
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                        does not match  interest rate                                                                            Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine
                                                                                                        Calculated P&I  on the note.                                                                             compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        of ___                                                                                                   Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2002.
3433043110 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2133170421 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2002  1/XX/2002    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Federal Compliance - The RTC provided was not signed by the borrower.Federal Compliance -                                                                               -
                                                                                                                                                                                                                 Act (XXXXXXXXXXX): Creditor did not provide statement that the consumer should        Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                                                                                                                                 consult a tax advisor.[B] Federal Compliance - TILA HELOC - Impermissible Provision   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal on HELOC Agreement: Truth in Lending Act (XXXXXXXXXXX): Agreement contains provision  Compliance - Missing Initial Loan Application TestFederal Compliance - TILA HELOC -
                                                                                                                                                                                                                 allowing creditor to unilaterally change terms of plan for impermissible              Impermissible Provision on HELOC AgreementFederal Compliance - TILA HELOC - Tax Advisor
                                                                                                                                                                                                                 circumstances.[B] Federal Compliance - Missing Initial Loan Application Test: No      Statement MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 application date of 01/XX/2002 which is 1 months prior to consummation. A lookback    or original loan amount, whichever applies.
                                                                                                                                                                                                                 was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                 Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                 determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2002, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2002.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3637530542 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 9/XX/2007    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements -                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  value of a contract sales price or original loan amount, whichever applies.Federal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Notice of Right to Cancel MissingState Compliance - Pennsylvania First Lien
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Compliance - Disbursement Date MissingMiscellaneous Compliance - Unable to determine
                                                                                                                                                                                                                 Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 of 15 days.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
9178267719 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2004.
2673724358 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2005 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing   of a contract sales price or original loan amount, whichever applies.Closing / Title -
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3658427869 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 03/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2003 which is 1   Date Prior or equal to Disbursement DateFederal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Provided to All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Less than 3 Business Days From Transaction DateState Compliance - Pennsylvania First Lien
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Late Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] State Compliance - Pennsylvania First Lien  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10   Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 days is less than the state minimum of 15 days.[B] Federal Compliance - Property Type Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single      (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
4729782831 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
6861164744 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  3/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      State Compliance - California Primary Residence Late Charge Percent TestingFederal                                                                                      -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing               Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 information.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date     Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 06/XX/2005 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX):
                                                                                                                                                                                                                 HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.
9342264235 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
7231345475 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Used Interest Calc that was the closest. However, unable to get the                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   payment streams to match.Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $70,191.90 is underdisclosed from calculated Finance Charge of $70,759.67 in the amount of $567.77.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1151601616 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2008  6/XX/2008    Primary    Refinance UTD                 [C] Closing /   The Note P&I                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal           SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                        Title -         of $1617.75                                                                              Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run  (2020-02-23): Unable to   (2020-02-23): Unable to                            Indeterminable
                                                                                                        (Missing Doc)   does not                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement off an assumed value of a contract sales price or original loan amount, whichever          procure.                  procure.
                                                                                                        Missing Note    correspond to                                                                            Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing
                                                                                                        Addendum: Note  the Loan                                                                                 file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for     Initial Loan Application No FeesFederal Compliance - Disbursement Date MissingFederal
                                                                                                        P&I does not    amount,                                                                                  compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                        match           interest                                                                                 No evidence of application date located in file.  Compliance tests were run using an
                                                                                                        calculated P&I: rate, and                                                                                application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback
                                                                                                        Note P&I of ___ term of loan.                                                                            was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                        does not match                                                                                           Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                        Calculated P&I                                                                                           Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        of ___
2737506530 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: not provided
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___[B]                                                                                                Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine
                                                                                                        Closing / Title                                                                                          compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        and does not                                                                                             Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        contain the                                                                                              interest is or will be subject to the security interest.
                                                                                                        following
                                                                                                        clauses:: ___
7780358984 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        (Missing Doc)   note of                                                                                  date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                        does not match  interest rate                                                                            Notice of Right to Cancel was not signed by all parties whose ownership interest is
                                                                                                        Calculated P&I  on the loan.                                                                             or will be subject to the security interest.
                                                                                                        of ___
6333787697 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  refiFederal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I  on the loan.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8265845898 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Right of        SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Rescission Timing - Note Date used as Transaction DateFederal Compliance - RESPA           (2020-02-23): Unable to   (2020-02-23): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -        procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   Missing Initial Loan Application No FeesFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file. Note Date of 09/XX/2005 used as disbursement date for compliance testing.[B]    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application No Fees: No evidence of         Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     off an assumed value of a contract sales price or original loan amount, whichever date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed applies.Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance
                                                                                                                                                                                                                 - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
5674444305 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   off an assumed value of a contract sales price or original loan amount, whichever months prior to consummation. A lookback was performed to determine this application  applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8794474492 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2005 which is 1 months   determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Application TestFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6569870858 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Disbursement                                                                                 -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Date MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   not providedFederal Compliance - Missing Initial Loan Application Test
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
6806014386 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2004 which is 1   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
9472447757 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationMiscellaneous
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice of Right To
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___[B]                                                                                                Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        Closing / Title                                                                                          timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        - Security                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        Instrument is                                                                                            transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from
                                                                                                        not on a                                                                                                 transaction date of 04/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                        FNMA/FHLMC form                                                                                          Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                        and does not                                                                                             not signed by all parties whose ownership interest is or will be subject to the
                                                                                                        contain the                                                                                              security interest.
                                                                                                        following
                                                                                                        clauses:: ___
2810921753 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
2039781115 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance UTD                 [C] Closing /   Disclosed                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                        Title -         payment on                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Loan Application No FeesFederal Compliance - Disbursement Date MissingMiscellaneous        (2020-02-23): Unable to   (2020-02-23): Unable to                            Indeterminable
                                                                                                        (Missing Doc)   note of                                                                                  State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to   procure.                  procure.
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Addendum: Note  does not                                                                                 file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for     of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        P&I does not    correspond                                                                               compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                        match           with the loan                                                                            No evidence of application date located in file.  Compliance tests were run using an
                                                                                                        calculated P&I: amount, loan                                                                             application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback
                                                                                                        Note P&I of ___ term and                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                        does not match  interest rate                                                                            Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                        Calculated P&I  on the note.                                                                             Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        of ___
9078791602 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                                                                                                                                 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 using an application date of 06/XX/2005 which is 1 months prior to consummation. A    From Transaction DateFederal Compliance - FACTA Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9699297747 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   DisclosedFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  0.125%Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    dated.
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                                                                                                                                 Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.73000% is underdisclosed from calculated APR of 6.87400% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $232,038.60 is underdisclosed from calculated Finance Charge of $253,584.53 in the amount of $21,545.93.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8269737579 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                        does not match  interest rate                                                                            Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine
                                                                                                        Calculated P&I  on the note.                                                                             compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                        of ___[B]                                                                                                Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Closing / Title                                                                                          in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                        - Security                                                                                               (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal
                                                                                                        Instrument is                                                                                            Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                        not on a                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership
                                                                                                        FNMA/FHLMC form                                                                                          interest is or will be subject to the security interest.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8426674066 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     providedFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2005 which is 1   Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - Payoff Statement MissingFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement       determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
2945808294 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
3823542056 XXXXXXXXXX XXXXXXXXXX DC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /   Homestead                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -         Exemption                                                                                application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Notice of Right To
                                                                                                        Security        Waiver.                                                                                  date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Cancel Not Provided to All Required PartiesFederal Compliance - Right of Rescission Timing
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        - Receipt Date MissingFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        contain the                                                                                              business days of application due to missing information.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                        clauses:: ___                                                                                            to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4057608192 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 06/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2003 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2003.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4437575695 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2003 which is 1   of a contract sales price or original loan amount, whichever applies.
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        calculated P&I: amount, loan                                                                             Act: Notice of Right to Cancel was not provided.
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on loan.
                                                                                                        of ___
2656215096 XXXXXXXXXX XXXXXXXXXX OR    9/XX/2007  8/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.State Compliance - Oregon Late Charge Grace Period
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       TestingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
7176989474 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - (Missing Data) Unable to determine if loan
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   is a same lender refiGeneral Appraisal Requirements - Due to lack of appraised value, months prior to consummation. A lookback was performed to determine this application  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or original loan amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    GFE not providedFederal Compliance - Under disclosure is in the payments due to the simple
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     interest calculation.  The Note P&I of $774.71 does not correspond with the loan amount,
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     interest rate, and term of loan.Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      Missing
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $158,647.10 is underdisclosed from calculated Finance Charge of $159,555.29 in the amount of $908.19.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1229167620 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        Note P&I of ___ term and                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     contract sales price or original loan amount, whichever applies.Closing / Title - (Doc
                                                                                                        Calculated P&I  on the note.                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Error) TIL Error: Borrower signature not dated.
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        Instrument is                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        not on a                                                                                                 requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC form                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        and does not                                                                                             disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        contain the                                                                                              date of 04/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        following                                                                                                All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        clauses:: ___                                                                                            by all parties whose ownership interest is or will be subject to the security interest.
9057608380 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     PartiesFederal Compliance - Right of Rescission Timing - Receipt Date MissingState
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable Test
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] State Compliance -
                                                                                                                                                                                                                 South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina
                                                                                                                                                                                                                 Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8223212173 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last    (Missing Data) Last Rate Set DateMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        clauses:: ___                                                                                            Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst     providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 Case Scenario between Creditor Application Date and Transaction Date used to          requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -           amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7534942924 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $1,063.65 does not correspond with the                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Miscellaneous Compliance - (Doc
                                                                                                        Security                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     value, compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   price or original loan amount, whichever applies.Federal Compliance - Notice of Right To
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        contain the                                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three         TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $72,956.17 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $73,441.95 in the amount of $485.78.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5988174728 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application TestFederal Compliance - Disbursement Date MissingGeneral Appraisal
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.
4890181649 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Investment Refinance Cash-out -          [C] Closing /   DSI loan,                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Other                         Title -         disclosed                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        (Missing Doc)   payment on                                                                               03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Missing Note    note of                                                                                  Missing Initial Loan Application Test: No evidence of application date located in     or original loan amount, whichever applies.
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               file.  Compliance tests were run using an application date of 02/XX/2007 which is 1
                                                                                                        P&I does not    does not                                                                                 months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           correspond                                                                               date.
                                                                                                        calculated P&I: with the loan
                                                                                                        Note P&I of ___ amount, loan
                                                                                                        does not match  term, and
                                                                                                        Calculated P&I  interest rate
                                                                                                        of ___          on the loan.
6787964691 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2008  1/XX/2008    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      General Appraisal Requirements - Due to lack of appraised value, compliance tests          SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  requiring an LTV were run off an assumed value of a contract sales price or original loan  (2020-02-11): Unable to   (2020-02-11): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingFederal    procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   Compliance - Missing Initial Loan Application No FeesFederal Compliance - Disbursement
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for     Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
3382108760 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final    HELOC - Important Terms Disclosure MissingFederal Compliance - HELOC Fees Used For
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any     TestingFederal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to borrower.
9864591759 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2012 11/XX/2012   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2012 which is 1 months   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance - 2011
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) InaccurateFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date  Compliance - 2011 TIL-MDIA - P&I Payment InaccurateFederal Compliance - TIL-MDIA - Initial
                                                                                                                                                                                                                 Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum ten             TIL Not Provided within 3 Business Days of ApplicationFederal Compliance - RESPA Servicing
                                                                                                                                                                                                                 (XXXXXXXXXXX) business day availability for estimate of charges and terms for all     Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 other settlement charges.[B] Federal Compliance - RESPA -  Initial GFE Not Provided   ApplicationFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Within 3 Business Days of Application: Unable to determine compliance with timing     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    (2010) -  Initial Payment on Final HUD-1 InaccurateFederal Compliance - RESPA (2010) -
                                                                                                                                                                                                                 RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (XXXXXXXXXXX): Loan Amount Loan Amount on Final HUD-1 InaccurateFederal Compliance - RESPA (2010) -  Initial Payment
                                                                                                                                                                                                                 on Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -  Initial     on GFE InaccurateFederal Compliance - RESPA (2010) -  Loan Amount on Final GFE
                                                                                                                                                                                                                 Payment on GFE Inaccurate: RESPA (XXXXXXXXXXX): Initial payment on GFE does not match InaccurateFederal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 actual payment on loan.[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final  ApplicationFederal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                 HUD-1 Inaccurate: RESPA (XXXXXXXXXXX): Loan Amount on Final HUD-1 does not match      Less than 10 DaysFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Note.[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1          Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Inaccurate: RESPA (XXXXXXXXXXX): Initial payment on Final HUD-1 does not match actual payment on loan.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - RESPA Servicing
                                                                                                                                                                                                                 Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 12/XX/2012, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2013.[B] Federal Compliance - TILA - Incorrect Right
                                                                                                                                                                                                                 To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                 DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal Compliance - TIL-MDIA - Initial TIL Not
                                                                                                                                                                                                                 Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act
                                                                                                                                                                                                                 (XXXXXXXXXXX): Payment amount on the Final TIL does not match the P&I payment for the loan.[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory
                                                                                                                                                                                                                 Total Payment (PITI) Inaccurate: Truth in Lending Act (XXXXXXXXXXX):  Total payment amount (XXXXXXXXXXX) on the Final TIL does not match the total payment amount for the loan.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2706148378 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - South Carolina CHL Complaint Agency Disclosure Timing TestFederal                                                                                    -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - South Carolina CHL
                                                                                                                                                                                                                 Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
5153766724 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
6458042456 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - TILA                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     determine if loan is a same lender refiFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 using an application date of 05/XX/2007 which is 1 months prior to consummation. A    Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
2236749717 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2007.
7627218469 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
4012510569 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2007 which is 1   Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
5843303524 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Standard Prepayment Penalty SMLAState Compliance -
                                                                                                                                                                                                                 05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)State
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)State
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Ohio Consumer Sales Practices Act      Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)State
                                                                                                                                                                                                                 (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained   Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home     Mortgage Loan Information Document Not Retained by Lender)Federal Compliance - RESPA
                                                                                                                                                                                                                 Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales     Days of ApplicationFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Practices Act:  File does not contain evidence that analysis of borrower's ability to FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided repay was performed based on verified income, obligations, assets, and/or employment.[B] State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not
                                                                                                                                                                                                                 receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer
                                                                                                                                                                                                                 Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance -
                                                                                                                                                                                                                 Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2007.
7182796838 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Second     Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                               Home                                                                                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8091346483 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.
4346612261 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A    Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7838710660 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2006.
6981989491 XXXXXXXXXX XXXXXXXXXX MI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)State
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of
                                                                                                                                                                                                                 missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Rights Disclosure Not Provided Timely)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application Date.[B]  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies     Missing
                                                                                                                                                                                                                 List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
9758135373 XXXXXXXXXX XXXXXXXXXX IA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Lien -                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Missing                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        note/terms on                                                                                            10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        senior lien.                                                                                             FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        Subject loan is                                                                                          Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        in second                                                                                                Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        position.: -                                                                                             using an application date of 09/XX/2006 which is 1 months prior to consummation. A    not providedTitle / Lien Defect - Verified terms. Per Approval.
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
9122268658 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 09/XX/2006 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 not able to be determined. Unable to determine if correct TILA rescission form was    or original loan amount, whichever applies.
                                                                                                                                                                                                                 used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
6213170722 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3592202587 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        C           C           C           C           C           [C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina   Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        State - NC
                                                                                                                                                                                                                 Home Loan: Unable to determine if refinance loan was made without a tangible net      refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                 benefit to borrower due to missing prior loan information.[B] Federal Compliance -    Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedState Compliance -
                                                                                                                                                                                                                 using an application date of 10/XX/2006 which is 1 months prior to consummation. A    North Carolina CHL Tangible Net Benefit Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9288156863 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as      Transaction DateFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 tests were run using an application date of 09/XX/2006 which is 1 months prior to     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing consummation. A lookback was performed to determine this application date.[B] Federal Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
1769272774 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Compliance tests were run using an application date of 09/XX/2006 which is 0 months   same lender refiFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6634664520 XXXXXXXXXX XXXXXXXXXX LA    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
5373002838 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - South Carolina Home Loan (Complaint Agency Disclosure
                                                                                                                                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2006.
7047273391 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 using an application date of 07/XX/2006 which is 1 months prior to consummation. A    not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
1046249209 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.
2407644177 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   From Transaction DateState Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disclosure Not Provided)Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.
4990837629 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2006.
8767301130 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 using an application date of 05/XX/2006 which is 1 months prior to consummation. A    Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5125106401 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.
1495135334 XXXXXXXXXX XXXXXXXXXX WI    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3492375356 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Missing
                                                                                                                                                                                                                 using an application date of 04/XX/2006 which is 1 months prior to consummation. A    Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina Home
                                                                                                                                                                                                                 Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower
                                                                                                                                                                                                                 not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.
1083585440 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - RESPA                                                                                      -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2006 which is 1 months   Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         not provided
                                                                                                                                                                                                                 date.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3084690351 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of    State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies                                                                                       -
                                                                                                                                                                                                                 Rights Disclosure Not Provided Timely): Unable to determine compliance with timing    List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -      Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:   of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act     ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of       lender refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal          Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
7747529643 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Illinois Prepayment PenaltyFederal Compliance - TILA Rescission -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Unable to determine under disclosure due to missing itemization of amount financed.Federal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] State Compliance - Illinois Prepayment Penalty: Illinois  Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                 Prepayment Penalty (XXXXXXXXXXX): Maximum prepay  allowed on a loan with an interest  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 rate less than 8% is 6 months interest calculated on 80% of the original balance.     Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 ($4,829.44].  Loan contracts for maximum calculated prepay of $6,036.80, which        Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided exceeds max allowable.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $240,100.80 is underdisclosed from calculated Finance Charge of $240,148.29 in the amount of $47.49.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.
3632703955 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Incorrect Right To
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5708924434 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)   note of                                                                                  date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          applies.
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
6040233596 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Payoff Statement MissingMiscellaneous Compliance - (Doc Error)                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
5039210291 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)                                                                                            02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        match                                                                                                    date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        calculated P&I:                                                                                          Unable to determine if a prepayment penalty was included in the pay-off which may
                                                                                                        Note P&I of ___                                                                                          impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                        does not match                                                                                           Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                        Calculated P&I                                                                                           RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                        of ___                                                                                                   Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
3305294684 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2006 which is 1   Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Arrangement Disclosure MissingFederal Compliance - (Missing Data) Unable to determine if
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     loan is a same lender refiFederal Compliance - Missing Initial Loan Application
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated         TestFederal Compliance - Disbursement Date MissingClosing / Title - (Doc Error) TIL Error:
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] Federal Compliance - RESPA         Borrower signature not dated.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  provided
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2006.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
3565688030 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9256645290 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - DSIFederal                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1   Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value, months prior to consummation. A lookback was performed to determine this application  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $190,471.90 is underdisclosed from calculated Finance Charge of $191,864.83 in the amount of $1,392.93.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
4381691486 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application TestGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1986451160 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationGeneral Appraisal Requirements - Due to lack
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  of appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   Disbursement Date MissingFederal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Initial GFE not provided
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan                                                                              information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
5686382792 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   DSI Loan,                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                         Title -         disclosed                                                                                application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   payment on                                                                               date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                        Missing Note    note of                                                                                  to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  providedFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note  XXXXXXXXXX                                                                               determine if loan is a same lender refi: Original Lender was not able to be           Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        P&I does not    does not                                                                                 determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           correspond                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Application Test
                                                                                                        calculated P&I: with the loan                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        Note P&I of ___ amount, loan                                                                             determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        does not match  term, and                                                                                applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  interest rate                                                                            information.
                                                                                                        of ___          on the loan.
9189452912 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2003 11/XX/2003   UTD        Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            12/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 11/XX/2003 which is 1   Disbursement Date MissingMiscellaneous Compliance - Unable to determine occupancy,
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  compliance results were generated using a defaulted value of Primary.Miscellaneous
                                                                                                        match                                                                                                    date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Compliance - (Doc Error) Initial GFE not provided
                                                                                                        calculated P&I:                                                                                          Missing RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        Note P&I of ___                                                                                          requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        does not match                                                                                           Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        Calculated P&I                                                                                           disbursed on 12/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        of ___                                                                                                   date of 12/XX/2003.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5929524867 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7472372833 XXXXXXXXXX XXXXXXXXXX NV    6/XX/2003  5/XX/2003    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required              SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  partiesClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.Miscellaneous (2020-02-23): Unable to   (2020-02-23): Unable to                            Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to   procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for     of a contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Final TIL EstimatedFederal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing     No FeesFederal Compliance - Disbursement Date MissingFederal Compliance - Missing Final
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - RESPA Disclosure -  HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
9871548813 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Incorrect Right To
                                                                                                        (Missing Doc)   note of                                                                                  date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed  Cancel Form Used - H-9 Used on Non Same Lender RefinanceState Compliance - South Carolina
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - (Missing Data)
                                                                                                        Addendum: Note  does not                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Unable to determine if loan is a same lender refiMiscellaneous Compliance - (Doc Error)
                                                                                                        P&I does not    correspond                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        calculated P&I: amount, loan                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      or original loan amount, whichever applies.Federal Compliance - Notice of Right To Cancel
                                                                                                        Note P&I of ___ term and                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to          Not Provided to All Required PartiesFederal Compliance - Missing Initial Loan Application
                                                                                                        does not match  interest rate                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing      Test
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                        of ___                                                                                                   Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                 Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                 Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                 Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6158038831 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingFederal Compliance - (Missing Data) Unable to determine if loan is a same lender
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        and does not                                                                                             using an application date of 11/XX/2007 which is 1 months prior to consummation. A    Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -    Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        following                                                                                                (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        clauses:: ___                                                                                            not able to be determined. Unable to determine if correct TILA rescission form was    were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 12/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                 Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2738796276 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed  Required PartiesFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Final TIL not signed by to determine compliance with rescission timing requirements.[B] Federal Compliance -  all required parties
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                 Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
1013622700 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Security                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2006 which is 1   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      (Doc Error) Initial GFE not provided
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
1086839320 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA                                                                                -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - TILA -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Final TIL MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 02/XX/2003 which is 1   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 03/XX/2003.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Final TIL Missing: Missing Final TIL.
6690584269 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Miscellaneous                                                                                     -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice of Right To
                                                                                                        (Missing Doc)   note of                                                                                  06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect Right To Cancel
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA Rescission -
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 05/XX/2007 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Disbursement Date Missing
                                                                                                        Calculated P&I  on the loan                                                                              Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        Instrument is                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        not on a                                                                                                 requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC form                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        and does not                                                                                             disbursed on 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        contain the                                                                                              date of 06/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                        following                                                                                                Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                        clauses:: ___                                                                                            Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                 To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6200166939 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $1,641.57 does not correspond with the                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Federal Compliance - Notice of Right
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  To Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - RESPA
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated         MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title -
                                                                                                                                                                                                                 Business Disclosure due to missing information.[B] Federal Compliance - RESPA         (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $334,524.34 is underdisclosed from calculated Finance Charge of $335,518.25 in the amount of $993.91.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
1904636669 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2001  5/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 06/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3327184369 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - RESPA
                                                                                                        Security                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Days of ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not on a                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           same lender refiFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        FNMA/FHLMC form                                                                                          determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        and does not                                                                                             Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        contain the                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                        following                                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        clauses:: ___                                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                                                                                                                 to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 signed by all parties whose ownership interest is or will be subject to the security interest.
2167255242 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as      requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   note of                                                                                  disbursement date for compliance testing.[B] Federal Compliance - Missing Initial     amount, whichever applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   dated.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 tests were run using an application date of 12/XX/2006 which is 1 months prior to     PartiesFederal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                        P&I does not    correspond                                                                               consummation. A lookback was performed to determine this application date.[B] Federal Lender RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        match           with the loan                                                                            Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Business Days From Transaction DateFederal Compliance - Right of Rescission Timing -
                                                                                                        calculated P&I: amount, loan                                                                             Original Lender was not able to be determined. Unable to determine if correct TILA    Receipt Date MissingFederal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                        Note P&I of ___ term, and                                                                                rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated       Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        does not match  interest rate                                                                            Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                        Calculated P&I  on the loan.                                                                             RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   Data) Unable to determine if loan is a same lender refiFederal Compliance - Missing
                                                                                                        of ___[B]                                                                                                Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of       Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Closing / Title                                                                                          application due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                        - Security                                                                                               Timing - Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                        Instrument is                                                                                            consummation. Note date used as transaction date for purposes of determining
                                                                                                        not on a                                                                                                 compliance with rescission timing requirements[B] Federal Compliance - Right of
                                                                                                        FNMA/FHLMC form                                                                                          Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                        and does not                                                                                             Signature Date. Unable to determine compliance with rescission timing
                                                                                                        contain the                                                                                              requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        following                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        clauses:: ___                                                                                            disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                 To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9676439092 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Right of Rescission Timing - Receipt Date MissingFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
4632307729 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance - TILA
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Notice of Right to Cancel Expiration Date Prior or equal to Disbursement DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From months prior to consummation. A lookback was performed to determine this application  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2008.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2331279290 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedClosing / Title - (Doc                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Error) TIL Error: Borrower signature not dated.Federal Compliance - Notice of Right To
                                                                                                        (Missing Doc)                                                                                            date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Cancel Not Provided to All Required PartiesFederal Compliance - Incorrect Right To Cancel
                                                                                                        Missing Note                                                                                             to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - Right of Rescission
                                                                                                        Addendum: Note                                                                                           determine if loan is a same lender refi: Original Lender was not able to be           Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        P&I does not                                                                                             determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match                                                                                                    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        calculated P&I:                                                                                          Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Compliance - Missing Initial Loan Application Test
                                                                                                        Note P&I of ___                                                                                          determine if Creditor provided Affiliated Business Arrangement Disclosure to
                                                                                                        does not match                                                                                           applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7344250962 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2003  2/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 03/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2003 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
4665494777 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1137455100 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2005.
6476565492 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          applies.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4206221143 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Initial GFE not provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8504687249 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error)                                                                                     -
                                                                          Debt Consolidation            Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        (Missing Doc)   difference of                                                                            06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Missing Note    $5.07                                                                                    FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       or original loan amount, whichever applies.Federal Compliance - TILA Rescission -
                                                                                                        Addendum: Note                                                                                           Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        P&I does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run     Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        match                                                                                                    using an application date of 05/XX/2005 which is 1 months prior to consummation. A    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - RESPA
                                                                                                        calculated P&I:                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Disclosure - Affiliated Business Arrangement Disclosure MissingFederal Compliance -
                                                                                                        Note P&I of ___                                                                                          (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        does not match                                                                                           not able to be determined. Unable to determine if correct TILA rescission form was    Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Calculated P&I                                                                                           used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___                                                                                                   Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2005.
7187421800 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)   note of                                                                                  date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  RefinanceFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note  does not                                                                                 determine if loan is a same lender refi: Original Lender was not able to be           Within 3 Business Days of ApplicationFederal Compliance - (Missing Data) Unable to
                                                                                                        P&I does not    correspond                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match           with the loan                                                                            Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Application TestGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        calculated P&I: amount, loan                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Note P&I of ___ term, and                                                                                determine if Creditor provided Affiliated Business Arrangement Disclosure to          or original loan amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial
                                                                                                        does not match  interest rate                                                                            applicant within three (XXXXXXXXXXX) business days of application due to missing      GFE not provided
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Incorrect Right To Cancel Form Used -
                                                                                                                                                                                                                 H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                 Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                 To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9707646015 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
1330650660 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Right of Rescission Timing - Receipt Date MissingMiscellaneous Compliance -
                                                                                                        Security                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   contract sales price or original loan amount, whichever applies.Federal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        contain the                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine if    Transaction DateFederal Compliance - Under disclosure appears to be payment stream
                                                                                                        following                                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     related, due to DSI.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      Missing
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $128,144.09 is underdisclosed from calculated Finance Charge of $128,938.75 in the amount of $794.66.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                 determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                 Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6545652785 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1   requiring an LTV were run off an assumed value of a contract sales price or original loan months prior to consummation. A lookback was performed to determine this application  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      providedFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
8281287799 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                         Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   difference of                                                                            11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    $3.74                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 10/XX/2005 which is 1   Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        calculated P&I:                                                                                          Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Note P&I of ___                                                                                          signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                        does not match                                                                                           RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Calculated P&I                                                                                           Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        of ___                                                                                                   provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2317768395 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        calculated P&I: amount, loan                                                                             lender refi: Original Lender was not able to be determined. Unable to determine if    Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                        Note P&I of ___ term, and                                                                                correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        does not match  interest rate                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Missing
                                                                                                        Calculated P&I  on the loan                                                                              Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___                                                                                                   Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 12/XX/2006.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1860475923 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          contract sales price or original loan amount, whichever applies.Closing / Title - (Doc
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
5652049418 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Notice of Right To                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel Not Provided to All Required PartiesFederal Compliance - TILA Rescission -
                                                                                                        (Missing Doc)                                                                                            07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 06/XX/2007 which is 1   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  ApplicationFederal Compliance - Missing Initial Loan Application TestGeneral Appraisal
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   applies.Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___[B]                                                                                                Missing: Missing RTC Signature Date. Unable to determine compliance with rescission
                                                                                                        Closing / Title                                                                                          timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                        - Security                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        Instrument is                                                                                            transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from
                                                                                                        not on a                                                                                                 transaction date of 07/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                        FNMA/FHLMC form                                                                                          Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                        and does not                                                                                             not signed by all parties whose ownership interest is or will be subject to the
                                                                                                        contain the                                                                                              security interest.
                                                                                                        following
                                                                                                        clauses:: ___
5105769183 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   UTD        Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2007 which is 1   Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Unable to determine occupancy, compliance results were generated using a defaulted value
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                 Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
6065171810 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                        (Missing Doc)                                                                                            03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing   of a contract sales price or original loan amount, whichever applies.
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        of ___                                                                                                   Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 03/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                 Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
3795483188 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                                             -
                                                                          Other                         Title -         P&I                                                                                      application date located in file.  Compliance tests were run using an application     PartiesMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal
                                                                                                        (Missing Doc)   difference of                                                                            date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        Missing Note    $1.88                                                                                    to determine this application date.[B] Federal Compliance - RESPA Disclosure -        off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Addendum: Note                                                                                           Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated         applies.Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                        P&I does not                                                                                             Business Disclosure due to missing information.[B] Federal Compliance - RESPA         Arrangement DisclosureFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        match                                                                                                    Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  Arrangement Disclosure MissingFederal Compliance - Missing Initial Loan Application Test
                                                                                                        calculated P&I:                                                                                          Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                        Note P&I of ___                                                                                          Disclosure.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        does not match                                                                                           Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by
                                                                                                        Calculated P&I                                                                                           all parties whose ownership interest is or will be subject to the security interest.
                                                                                                        of ___
8654350828 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3425338026 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
8397986069 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late       State Compliance - 7 Day grace period is less than 15 day grace period required by state                                                                                -
                                                                          Debt Consolidation                                                                                                                     Charge: Note grace period of 7 days is less than the state minimum of 15 days.        (MD) law.
3516947703 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A      Miscellaneous Compliance - Alternate source used for application dateApplication /         REVIEWER - GENERAL                                                           -
                                                                          Debt Consolidation                                                                                                                     prepayment penalty is not permitted under the Consumer Credit Act.[B] Federal         Processing - Missing Document: Missing Lender's Initial 1003Federal Compliance - TILA      COMMENT (2020-02-28):
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState        Updated from: RESPA
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008    Compliance - Alabama Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated  Disclosure Rule: Unable
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal  to determine if Creditor
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing        provided Affiliated
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                                 Business Arrangement
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA                                                                                                 Disclosure to applicant
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                             within three (3) business
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal                                                                                                 days of application due
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                                  to missing information.
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2008.
5791809548 XXXXXXXXXX XXXXXXXXXX WI    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        contain the                                                                                              Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        following                                                                                                disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        clauses:: ___                                                                                            date of 10/XX/2005.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
9483378773 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Addendum: Note  does not                                                                                 Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        P&I does not    correspond                                                                               testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match           with the loan                                                                            Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        calculated P&I: amount, loan                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Missing
                                                                                                        Note P&I of ___ term, and                                                                                file.  Compliance tests were run using an application date of 05/XX/2006 which is 1
                                                                                                        does not match  interest rate                                                                            months prior to consummation. A lookback was performed to determine this application
                                                                                                        Calculated P&I  on the loan.                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___[B]                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Closing / Title                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        - Security                                                                                               to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Instrument is                                                                                            information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        FNMA/FHLMC form                                                                                          disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        and does not                                                                                             date of 06/XX/2006.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9075577495 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Unable to determine under disclosure, it appears lender used an index lower than available
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     within look back. Lowest index within look back is 5.00%.Federal Compliance - Right of
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL     StatusFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $179,727.50 is underdisclosed from calculated Finance Charge of $179,974.00 in the amount of $246.50.
3272078696 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
6921392570 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Arrangement DisclosureFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
6896005998 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     equal to Disbursement DateFederal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   All Required PartiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 months prior to consummation. A lookback was performed to determine this application  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Missing
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5595566976 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TIL Itemization did not disclose $200.00 Closing Attorney Fee as a                                                                                 -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Prepaid Finance Charge.State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2008 which is 1 months   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,668.05 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $77,869.10 in the amount of $201.05.
5820025829 XXXXXXXXXX XXXXXXXXXX TN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7769469243 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3585428263 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 01/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2008.
4487355282 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL EstimatedFederal Compliance - TILA Rescission -                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2007.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
9180279923 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  Days From Transaction DateFederal Compliance - Disbursement Date MissingApplication /
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to     Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2573576268 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
5918837329 XXXXXXXXXX XXXXXXXXXX AL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2006.
2573616588 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement Days From Transaction DateFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                        not on a                                                                                                 date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date   TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 03/XX/2008   Missing
                                                                                                        following                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 04/XX/2008.
6970502882 XXXXXXXXXX XXXXXXXXXX LA    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
4336809988 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.
1705479762 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2006.
6628903603 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance - FACTA
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure -  Missing          Business Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                        contain the                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                        clauses:: ___                                                                                            did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 09/XX/2006.
5253369875 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
2158143043 XXXXXXXXXX XXXXXXXXXX TN    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                 contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
9500378691 XXXXXXXXXX XXXXXXXXXX NV    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6343956186 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8443104729 XXXXXXXXXX XXXXXXXXXX SC    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TIL Itemization finance charge calculation does not include
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       $150 attorney fee.Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Final TIL Finance Charge Under       Business Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,380.62 is           Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             underdisclosed from calculated Finance Charge of $247,536.82 in the amount of
                                                                                                        contain the                                                                                              $156.20.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        following                                                                                                Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        clauses:: ___                                                                                            disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
4763766123 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] State Compliance - Colorado Consumer Credit Code (First  Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)Federal Compliance
                                                                                                                                                                                                                 Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not      - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 provided First Lien Refinance Notice.[B] Federal Compliance - Disbursement Date       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.  TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
7621073021 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    Agencies List)Federal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan
                                                                                                        not on a                                                                                                 Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies
                                                                                                        FNMA/FHLMC form                                                                                          not provided to borrower.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                        and does not                                                                                             Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan
                                                                                                        contain the                                                                                              transaction disbursed on 09/XX/2006, prior to three (XXXXXXXXXXX) business days from
                                                                                                        following                                                                                                transaction date of 09/XX/2006.
                                                                                                        clauses:: ___
4393153867 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2008 11/XX/2008   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ohio Prepayment PenaltyState Compliance - Ohio Consumer Sales Practices                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] State Compliance - Ohio Consumer    Act (No Documentation of Tangible Net Benefit Analysis)State Compliance - Ohio Consumer
                                                                                                        Security                                                                                                 Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information     Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio Consumer
                                                                                                        Instrument is                                                                                            Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement  Sales Practices Act (Ability to Repay not Verified)State Compliance - Ohio Consumer Sales
                                                                                                        not on a                                                                                                 of Receipt of Home Mortgage Loan Information Document not retained by lender.[B]      Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                        FNMA/FHLMC form                                                                                          State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Retained by Lender)Federal Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of
                                                                                                        contain the                                                                                              borrower's ability to repay was performed based on verified income, obligations,
                                                                                                        following                                                                                                assets, and/or employment.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        clauses:: ___                                                                                            (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did
                                                                                                                                                                                                                 not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer
                                                                                                                                                                                                                 Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance -
                                                                                                                                                                                                                 Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of
                                                                                                                                                                                                                 $3,576.59 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).
3095110345 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        and does not                                                                                             Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - TILA
                                                                                                        contain the                                                                                              Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        following                                                                                                in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three
                                                                                                        clauses:: ___                                                                                            (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.
8473960764 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2007.
2289036295 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)                                                                                            provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Addendum: Note                                                                                           Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        P&I does not                                                                                             testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match                                                                                                    of application date located in file.  Compliance tests were run using an application  TestFederal Compliance - Disbursement Date Missing
                                                                                                        calculated P&I:                                                                                          date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Note P&I of ___                                                                                          to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                        - Security                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                        Instrument is                                                                                            in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8899507058 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 04/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
2045123380 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 06/XX/2007 which is 1 months   FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3566394247 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Maryland SB270 Prepayment Penalty Test 2008State
                                                                                                        Security                                                                                                 12/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Maryland Ability to Repay Not VerifiedState Compliance - Maryland Prepayment
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Penalty TestState Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Maryland Late Charge Grace Period      Worksheet Not Provided)State Compliance - Maryland Late Charge Grace Period TestingFederal
                                                                                                        FNMA/FHLMC form                                                                                          Testing: Maryland Late Charge: Note grace period of 10 days is less than the state    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        and does not                                                                                             minimum of 15 days.[B] State Compliance - Maryland Mortgage Lending Regulations       Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        following                                                                                                Net Tangible Benefit Worksheet not provided to borrower.[B] State Compliance -        Missing
                                                                                                        clauses:: ___                                                                                            Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan originated on or after June 1, 2008.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] State
                                                                                                                                                                                                                 Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's
                                                                                                                                                                                                                 ability to repay not verified with reliable documentation.[B] State Compliance -
                                                                                                                                                                                                                 Maryland SB270 Prepayment Penalty Test 2008: Maryland SB270: Mortgage loan contains an impermissible prepayment penalty.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 12/XX/2008.
6175825385 XXXXXXXXXX XXXXXXXXXX NV    2/XX/2006  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - FACTA Disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Missing
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
5878807856 XXXXXXXXXX XXXXXXXXXX MS    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8420826429 XXXXXXXXXX XXXXXXXXXX LA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - FACTA Disclosure                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing MissingFederal Compliance - ARM Disclosure Timing TestState Compliance - Louisiana Late
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Charge Grace Period TestingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                                                                                                                                 Louisiana Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8419411484 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Missing
                                                                                                                                                                                                                 Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 03/XX/2008.
8284982903 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance         TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
1540041280 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.Federal Compliance - FACTA Disclosure MissingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2007 which is 1 months   Loan Application Test
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.
9584902397 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 03/XX/2007 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 04/XX/2007.
7426791010 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6028341139 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Unable to determine                                                                                   -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Final TIL      under disclosure -TIL Itemization does not itemize prepaid finance charges.  Total prepaid
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of     finance charges disclosed was $7488.24 and audit calculates $7561.24.
                                                                                                                                                                                                                 $358,193.09 is underdisclosed from calculated Finance Charge of $358,272.35 in the amount of $79.26.
7818749546 XXXXXXXXXX XXXXXXXXXX MI    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                        Security                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] State Compliance -    Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                        Instrument is                                                                                            Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        not on a                                                                                                 Provided Timely): Unable to determine compliance with timing requirements due to      (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance - RESPA
                                                                                                        FNMA/FHLMC form                                                                                          missing Initial Loan Application Date.[B] State Compliance - Michigan Consumer        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        and does not                                                                                             Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        contain the                                                                                              compliance with timing requirements due to missing Initial Loan Application Date.[B]  Compliance - Disbursement Date Missing
                                                                                                        following                                                                                                State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies
                                                                                                        clauses:: ___                                                                                            List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.
1021910258 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        amount financed.State Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2008 which is 1 months   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,916.96 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $335,098.87 in the amount of
                                                                                                                                                                                                                 $181.91.
6955177391 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 05/XX/2006   Compliance - FACTA Disclosure Missing
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        clauses:: ___                                                                                            Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1568829259 XXXXXXXXXX XXXXXXXXXX OR    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2007.
1263902768 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disclosed payment on Note of $1,595.00 does not correspond with the                                                                                -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   loan amount, loan term, and interest rate on the loan.Federal Compliance - Final TIL APR
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Under/Over Disclosed By Greater Than 0.125%Federal Compliance - TILA Rescission -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        match           with the loan                                                                            using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -    Application TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  Disclosure MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        does not match  interest rate                                                                            RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Calculated P&I  on the loan.                                                                             Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         or original loan amount, whichever applies.
                                                                                                        of ___                                                                                                   Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL APR
                                                                                                                                                                                                                 Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                 9.13000% is underdisclosed from calculated APR of 9.40237% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $130,981.97 is underdisclosed from calculated Finance Charge of $135,974.23 in the amount of $4,992.26.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
1770388213 XXXXXXXXXX XXXXXXXXXX WI    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        clauses:: ___                                                                                            Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
1960911393 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
4830171256 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
9357390481 XXXXXXXXXX XXXXXXXXXX UT    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Utah Late Charge Grace Period TestingFederal Compliance - RESPA                                                                                      -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance - Utah
                                                                                                                                                                                                                 Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
6647927273 XXXXXXXXXX XXXXXXXXXX MS    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 07/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2006.
7236385906 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
8540797563 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Under disclosure is due to payment stream.  Amortized
                                                                                                        (Missing Doc)                                                                                            provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Points loan.  Unable to resolve payment stream issue.Federal Compliance - TIL APR
                                                                                                        Missing Note                                                                                             Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Addendum: Note                                                                                           Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        P&I does not                                                                                             testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        match                                                                                                    Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        calculated P&I:                                                                                          Missing Initial Loan Application Test: No evidence of application date located in     MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Note P&I of ___                                                                                          file.  Compliance tests were run using an application date of 12/XX/2006 which is 1   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        does not match                                                                                           months prior to consummation. A lookback was performed to determine this application  amount, whichever applies.
                                                                                                        Calculated P&I                                                                                           date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        of ___[B]                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Closing / Title                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        - Security                                                                                               to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Instrument is                                                                                            information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                        not on a                                                                                                 In Lending Act:  Final TIL APR of 9.74000% is underdisclosed from calculated APR of
                                                                                                        FNMA/FHLMC form                                                                                          10.03020% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                        and does not                                                                                             Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $277,022.10
                                                                                                        contain the                                                                                              is underdisclosed from calculated Finance Charge of $287,797.16 in the amount of
                                                                                                        following                                                                                                $10,775.06.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        clauses:: ___                                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2007.
5692906570 XXXXXXXXXX XXXXXXXXXX WI    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Wisconsin Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 01/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2006.[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin
                                                                                                                                                                                                                 Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $2,577.81, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
2645625575 XXXXXXXXXX XXXXXXXXXX LA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (XXXXXXXXXXX).  Loan          of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 contracts for prepay percentages of 4.16790%, 4.16790%, 4.16790%,   which exceeds the TILA SOL.State Compliance - Louisiana Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 max allowable.[B] Federal Compliance - Missing Initial Loan Application Test: No      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an     Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
4498258776 XXXXXXXXXX XXXXXXXXXX NM    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - (Missing Data) Last Rate Set DateFederal Compliance - Unable to                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data) determine under disclosure -TIL Itemization does not itemize prepaid finance charges.
                                                                                                        Security                                                                                                 Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.       Total prepaid finance charges disclosed was $4924 and audit calculates $4955.Federal
                                                                                                        Instrument is                                                                                            Worst Case Scenario between Creditor Application Date and Transaction Date used to    Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 determine rate used for testing.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        FNMA/FHLMC form                                                                                          Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,409.00 is
                                                                                                        and does not                                                                                             underdisclosed from calculated Finance Charge of $173,444.17 in the amount of $35.17.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1630742200 XXXXXXXXXX XXXXXXXXXX TN    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Alternate source used for application dateApplication /         REVIEWER - GENERAL                                                           -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Processing - Missing Document: Missing Lender's Initial 1003Federal Compliance - RESPA     COMMENT (2020-02-26):
                                                                                                                                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business     Updated from: RESPA
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days of ApplicationFederal Compliance - FACTA Disclosure MissingState Compliance -         Disclosure Rule: Unable
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated        Tennessee Prepayment Penalty TestFederal Compliance - TILA Rescission - Disbursement Date  to determine if Creditor
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   Less than 3 Business Days From Transaction DateFederal Compliance - Disbursement Date      provided Affiliated
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       Missing                                                                                    Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]                                                                                              Disclosure to applicant
                                                                                                                                                                                                                 State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty:                                                                                              within three (3) business
                                                                                                                                                                                                                 Loan contains prepayment penalty which is not disclosed on the Note in bold language                                                                                             days of application due
                                                                                                                                                                                                                 separated from other language by bold dividing lines.[B] Federal Compliance - TILA                                                                                               to missing information.
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.
9151162666 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    ARM Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
6987961804 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.
6197404906 XXXXXXXXXX XXXXXXXXXX IN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
7708130211 XXXXXXXXXX XXXXXXXXXX WA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             using an application date of 04/XX/2008 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
1716641048 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9244083109 XXXXXXXXXX XXXXXXXXXX IA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance - Fees
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     are under disclosed $85.50.  Itemization not provided.  Unable to verify reason for the
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2008 which is 1   under disclosure without the Itemization.Federal Compliance - Missing Initial Loan
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $318,926.73 is underdisclosed from calculated Finance Charge of $319,012.23 in the amount of $85.50.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2008.
3605138544 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                        Security                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Tangible Net Benefit Analysis)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       (Closing Disclosure Not Provided)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA (Ability to Repay not Verified)State Compliance - Ohio Consumer Sales Practices Act
                                                                                                        FNMA/FHLMC form                                                                                          Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty     (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                        and does not                                                                                             which allows for a prepayment penalty on a refinance by the same lender.              Lender)State Compliance - Ohio Alternate Prepayment Penalty SMLA TestFederal Compliance -
                                                                                                        contain the                                                                                              (XXXXXXXXXXX)[B] State Compliance - Ohio Consumer Sales Practices Act                 Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                        clauses:: ___                                                                                            by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                 Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.[B] State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not
                                                                                                                                                                                                                 receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer
                                                                                                                                                                                                                 Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
3950258240 XXXXXXXXXX XXXXXXXXXX MO    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       to Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days From Transaction DateState Compliance - Missouri Prepayment PenaltyFederal
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 using an application date of 10/XX/2006 which is 1 months prior to consummation. A    Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] State Compliance -
                                                                                                                                                                                                                 Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $4,347.73 exceeds the state maximum of 2% of the prepaid balance (XXXXXXXXXXX).
                                                                                                                                                                                                                 Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
3066791642 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   refiFederal Compliance - Disbursement Date MissingFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2005.
3155600467 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not                                                                               -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided)Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                        Security                                                                                                 08/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2008 which is 1   Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.[B] State Compliance -
                                                                                                                                                                                                                 Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided):
                                                                                                                                                                                                                 Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
5583601634 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6686350377 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  0.125%Federal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Missing
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Final TIL APR Under/Over Disclosed
                                                                                                        P&I does not    correspond                                                                               By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.80000% is
                                                                                                        match           with the loan                                                                            underdisclosed from calculated APR of 7.01865% outside of 0.125% tolerance.[B]
                                                                                                        calculated P&I: amount, loan                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Note P&I of ___ term and                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        does not match  interest rate                                                                            11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        Calculated P&I  on loan.                                                                                 11/XX/2005.
                                                                                                        of ___
6804816283 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
4831641401 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.
5978110287 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - TILA Rescission -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disbursement Date Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                        not on a                                                                                                 Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        and does not                                                                                             Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        contain the                                                                                              disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        following                                                                                                date of 09/XX/2005.
                                                                                                        clauses:: ___
7029814076 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - ARM
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Disclosure Compliant TestState Compliance - Ohio Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on         Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum
                                                                                                                                                                                                                 calculated prepay of $5,028.34 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2414846521 XXXXXXXXXX XXXXXXXXXX NE    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Booklet Disclosure StatusState Compliance - Nebraska Mortgage Bankers Registration and
                                                                                                                                                                                                                 Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance         Licensing Act (Impermissible Fees on Refinance)Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Nebraska Mortgage Bankers
                                                                                                                                                                                                                 Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2004.
4261989706 XXXXXXXXXX XXXXXXXXXX NE    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 08/XX/2006 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2006.
8469508986 XXXXXXXXXX XXXXXXXXXX MS    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 02/XX/2007 which is 1   Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Application Test date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2007.
1262344536 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal                                                                                   -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Compliance - FACTA Disclosure Missing
                                                                                                        match           with the loan                                                                            using an application date of 04/XX/2006 which is 1 months prior to consummation. A
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term and                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on loan.                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___[B]                                                                                                (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        Closing / Title                                                                                          Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                        - Security                                                                                               Lending Act:  Final TIL APR of 9.04000% is underdisclosed from calculated APR of
                                                                                                        Instrument is                                                                                            9.31886% outside of 0.125% tolerance.[B] Federal Compliance - TILA Rescission -
                                                                                                        not on a                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        FNMA/FHLMC form                                                                                          Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days from transaction date of 05/XX/2006.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
4320303602 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Addendum: Note  does not                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        P&I does not    correspond                                                                               disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        match           with the loan                                                                            used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        Note P&I of ___ term, and                                                                                Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                        does not match  interest rate                                                                            evidence of application date located in file.  Compliance tests were run using an
                                                                                                        Calculated P&I  on the loan                                                                              application date of 08/XX/2006 which is 1 months prior to consummation. A lookback
                                                                                                        of ___[B]                                                                                                was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                        Closing / Title                                                                                          Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        - Security                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Instrument is                                                                                            provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        not on a                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                        FNMA/FHLMC form                                                                                          Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        and does not                                                                                             Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                        contain the                                                                                              09/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                        following                                                                                                09/XX/2006.
                                                                                                        clauses:: ___
2613272517 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                           -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing partiesFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    From Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   MissingFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Loan Application TestFederal Compliance - Disbursement Date MissingClosing / Title - (Doc
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Error) TIL Error: Borrower signature not dated.Federal Compliance - Notice of Right To
                                                                                                        and does not                                                                                             Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance         Cancel Not Provided to All Required PartiesFederal Compliance - CHARM Booklet Disclosure
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     StatusFederal Compliance - FACTA Disclosure Missing
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                 Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not signed by all parties whose ownership interest is or will be subject to the security interest.
1294301390 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 09/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2008 which is 1   Days From Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2008.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                 Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8109939552 XXXXXXXXXX XXXXXXXXXX NC    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Disclosed payment on Note of $580.84 does not correspond with the loan amount, loan term,
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  and interest rate on the loanFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance         Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,130.09 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $146,431.76 in the amount of
                                                                                                                                                                                                                 $301.67.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2004.
7515790472 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                          Debt Consolidation            Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        amount financed.Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       0.125%State Compliance - South Carolina CHL Complaint Agency Disclosure Timing TestFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 11/XX/2007 which is 1 months   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        match           with the loan                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        Note P&I of ___ term and                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        does not match  interest rate                                                                            information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                        Calculated P&I  on loan.                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                        of ___                                                                                                   Initial Loan Application Date.[B] Federal Compliance - Final TIL APR Under/Over
                                                                                                                                                                                                                 Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.36000%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 10.71158% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $245,588.57 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $255,449.03 in the amount of $9,860.46.
5398820587 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          amount, whichever applies.Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        and does not                                                                                             Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance         Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - TILA Rescission
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
5052315422 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
5198241738 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Initial Loan Application TestFederal Compliance - Disbursement Date MissingClosing / Title
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance         - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 08/XX/2004.
6950041202 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    TILA SOL.Federal Compliance - ARM Disclosure Timing TestFederal Compliance - FACTA
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                        FNMA/FHLMC form                                                                                          Disbursement Date Missing: Evidence of disbursement date not found in file. Security  StatusFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        and does not                                                                                             Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        contain the                                                                                              testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        following                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
8294089284 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  ApplicationFederal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       ConsummationFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date Missing
                                                                                                        and does not                                                                                             using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2007.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9843910700 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)Federal Compliance - TILA Rescission -
                                                                                                        Security                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        and does not                                                                                             using an application date of 10/XX/2005 which is 1 months prior to consummation. A    Missing
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2005.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8172352363 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - The TIL payment streams disclosed do not match the
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  actual terms of the note. The TIL indicates the loan was disclosed as a ARM loan with 360
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     payments of $1077.01, however the note terms reflect that it actually was a ARM loan with
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   36 payments of $1077.01 with a rate and payment adjustment every 6 months months prior to consummation. A lookback was performed to determine this application  thereafter.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   were run off an assumed value of a contract sales price or original loan amount, whichever information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth  applies.
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $273,392.65 is underdisclosed from calculated Finance Charge of $280,157.65 in the amount of $6,765.00.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2006.
8863292502 XXXXXXXXXX XXXXXXXXXX IN    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - FACTA Disclosure MissingFederal Compliance - CHARM Booklet Disclosure                                                                              -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - TILA Rescission
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
1410184412 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - (Missing                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Data) Last Rate Set Date
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                        not on a                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                        FNMA/FHLMC form                                                                                          Scenario between Creditor Application Date and Transaction Date used to determine
                                                                                                        and does not                                                                                             rate used for testing.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6189367783 XXXXXXXXXX XXXXXXXXXX MS    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
3642226302 XXXXXXXXXX XXXXXXXXXX WI    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Wisconsin Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance         Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.[B] State Compliance
                                                                                                                                                                                                                 - Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable
                                                                                                                                                                                                                 rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.
6913651135 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.
3260940500 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Virginia Prepayment PenaltyFederal Compliance - RESPA
                                                                                                        Security                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Days of ApplicationFederal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                        FNMA/FHLMC form                                                                                          Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        and does not                                                                                             business days of application.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                        contain the                                                                                              Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                        following                                                                                                loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days
                                                                                                        clauses:: ___                                                                                            from transaction date of 08/XX/2006.[B] State Compliance - Virginia Prepayment
                                                                                                                                                                                                                 Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $3,003.01 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance
                                                                                                                                                                                                                 $2,002.01. Prepay language states prepay will not exceed maximum permitted by applicable law.
4075596767 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
6915297521 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingGeneral
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2007 which is 1   Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV months prior to consummation. A lookback was performed to determine this application  were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.
2126256506 XXXXXXXXXX XXXXXXXXXX WV    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 07/XX/2008.
1491668897 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 06/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA Rescission - Disbursement Date  - FACTA Disclosure Missing
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
6381797912 XXXXXXXXXX XXXXXXXXXX TN    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Tennessee Prepayment Penalty TestFederal Compliance - RESPA Disclosure                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Tennessee Prepayment
                                                                                                                                                                                                                 Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
4878297811 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2004  1/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
3920491076 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2004  3/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1303208067 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2004  12/XX/2003   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
2570662688 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2003 3/XX/2003    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
2190019470 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2003  6/XX/2003    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5752481512 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2003  4/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated        MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
5790759152 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2004  3/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date Missing                                                                                                                          -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 05/XX/2004 used as disbursement date for compliance testing.
4021007495 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2004  3/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
6603687620 XXXXXXXXXX XXXXXXXXXX VT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2007.
8461965964 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA - Final TIL
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 - Final TIL Missing: Missing Final TIL.
1643722488 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum      State Compliance - Ohio Prepayment Penalty                                                                                                                              -
                                                                                                                                                                                                                 calculated prepay of $4,600.00 exceeds the state maximum of 1% of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
2379729690 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
8424285018 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Error) Initial GFE not provided
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8979184566 XXXXXXXXXX XXXXXXXXXX ID    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TIL itemization did not disclose recording service fees of $123 and                                                                                -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     disbursement fee of $125 as prepaid finance charges.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure StatusFederal Compliance - ARM Disclosure Status TestState Compliance - Idaho
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)Federal Compliance -
                                                                                                                                                                                                                 Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not        RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure    Business Days of Application
                                                                                                                                                                                                                 not provided to borrower.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $254,787.10 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $255,029.50 in the amount of $242.40.
8705155734 XXXXXXXXXX XXXXXXXXXX WI    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Booklet Disclosure TimingFederal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) days of application.
9289316714 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6647462239 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL itemization does not include title charges of $25 email, $50                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     recon tracking, and $25 email fees.  TIL Itemization does indicate $50 misc APR date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  charges.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $276,881.61 is underdisclosed from calculated Finance Charge of $277,004.92 in the amount of $123.31.
6568204217 XXXXXXXXXX XXXXXXXXXX AL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A      Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language   Status TestState Compliance - Alabama Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan       Days of ApplicationFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 program disclosure not provided to the borrower.[B] Federal Compliance - CHARM
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2991991889 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not                                                                                            -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     Provided)Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - South Carolina Home Loan
                                                                                                                                                                                                                 (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                 provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
2351783114 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
6602211679 XXXXXXXXXX XXXXXXXXXX MI    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Notice Not Provided TimelyState Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights       (Borrower Bill of Rights Disclosure Not Provided Timely)Federal Compliance - Missing
                                                                                                                                                                                                                 Disclosure Not Provided Timely): Unable to determine compliance with timing           Initial Loan Application Test
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] State Compliance -
                                                                                                                                                                                                                 Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely:
                                                                                                                                                                                                                 Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.[B] State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1732797064 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8498168686 XXXXXXXXXX XXXXXXXXXX AR    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
3280891534 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
4803372512 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2006  3/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1531055984 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     refiFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Status TestState Compliance - Illinois Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater    TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided than 8%. Loan contracts for an interest rate of 15.62500%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9028719557 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4265256451 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8918022880 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Business Days of Application
                                                                                                                                                                                                                 Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
7405577925 XXXXXXXXXX XXXXXXXXXX NH    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6471757072 XXXXXXXXXX XXXXXXXXXX WI    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Wisconsin Prepayment Penalty ARM TestingFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Wisconsin Prepayment
                                                                                                                                                                                                                 Penalty ARM Testing: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan.
2032988873 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2003  2/XX/2003    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
6378807331 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     refiFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed  Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Unable to  Application Test
                                                                                                                                                                                                                 determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7379860765 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing:  Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesClosing SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local / Title - (Doc Error) TIL Error: Final TIL not signed by all required partiesState         (2020-02-11): Unable to   (2020-02-11): Unable to                            Indeterminable
                                                                                                                                                                                                                 compliance testing.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance - RESPA Disclosure -  procure.                  procure.
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a refinance.                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 (XXXXXXXXXXX)[B] Federal Compliance - RESPA Disclosure - Affiliated Business          ApplicationFederal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9082155666 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2002 9/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Ohio Standard Prepayment Penalty SMLAFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Business Days of Application
                                                                                                                                                                                                                 Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:
                                                                                                                                                                                                                 Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
9180427942 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A      State Compliance - Alabama Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                                                                                                                                                                 prepayment penalty is not permitted under the Consumer Credit Act.[B] Federal         Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4287380025 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2009 9/XX/2009    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     RefinanceFederal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed  of ApplicationFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.[B] Federal Compliance - TIL-MDIA -
                                                                                                                                                                                                                 Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
9940679508 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2010  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Notice of Right to Cancel MissingMiscellaneous Compliance - (Doc                                                                                   -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Notice of      Error) Initial GFE not providedFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.
6111915896 XXXXXXXXXX XXXXXXXXXX NM    1/XX/2008  1/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6914447370 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
9585027000 XXXXXXXXXX XXXXXXXXXX NM    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed  Days of Application to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9763728754 XXXXXXXXXX XXXXXXXXXX KY    12/XX/2006 11/XX/2006   Primary    Purchase                                                    SELLER -       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                               GENERAL COMMENT                                    -
                                                                                                                                      GENERAL                                                                    Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - FHA Case Number                                   (2020-02-23): "FHA not
                                                                                                                                      COMMENT                                                                    practicable time after using credit score.[B] Federal Compliance - FHA Case Number    Assignment Date MissingFederal Compliance - Federal FACTA Disclosure Timing Test                                     active, appears it was
                                                                                                                                      (2020-02-23):                                                              Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application                                                                                                                         never endorsed "
                                                                                                                                      "FHA not                                                                   date used as FHA case # assignment date for purposes of any applicable compliance
                                                                                                                                      active,                                                                    testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                      appears it was                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                      never endorsed                                                             Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                                                      "                                                                          within three (XXXXXXXXXXX) business days of application.
6353492217 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
7864840573 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       amount, whichever applies.Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2005 which is 1 months   missing the TIL itemization of amount financed.Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: FACTA Disclosure Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $113,704.17 is underdisclosed from calculated Finance Charge of $118,560.52 in the amount of $4,856.35.
7099979650 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction   Federal Compliance - TIL itemization disclosed GA Record Tax as prepaid finance charge.                                                                                 -
                                                                                                                                                                                                                 Date: Unable to conclusively determine date of consummation. Note date used as        TIL itemization did not disclose Post Closing Services fee of $70 and Recording Service
                                                                                                                                                                                                                 transaction date for purposes of determining compliance with rescission timing        fee of $78 as prepaid finance charges.Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 requirements[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth  Note Date used as Transaction Date
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $117,410.78 is underdisclosed from calculated Finance Charge of $117,558.58 in the amount of $147.80.
6902753406 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 11/XX/2007   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
2784541012 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5975555365 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 10/XX/2007   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4800164209 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationState                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)Federal
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] State Compliance - South  Within 3 Business Days of Application
                                                                                                                                                                                                                 Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                 Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                 Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6986842230 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
2468078516 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  6/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5960963447 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
2064002427 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                           -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: partiesFederal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      ConsummationFederal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -      Compliance - Unable to determine reason for under disclosure due to missing itemization of
                                                                                                                                                                                                                 Right of Rescission Timing - Note Date used as Transaction Date: Unable to            amount financed.Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 conclusively determine date of consummation. Note date used as transaction date for   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 purposes of determining compliance with rescission timing requirements[B] Federal     Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $148,031.98 is underdisclosed from calculated Finance Charge of $148,140.97 in the amount of $108.99.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                 Lending Act: Final TIL was not provided to the borrower by closing.
5168069906 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2007  1/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1403703909 XXXXXXXXXX XXXXXXXXXX NC    11/XX/2000 8/XX/2000    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Calculated payment stream matches Final TIL.  Fees are under                                                                                       -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $107,019.24 is underdisclosed from calculated        disclosed $410.13.  Itemization not provided.  Unable to verify the reason for the under
                                                                                                                                                                                                                 Finance Charge of $107,429.37 in the amount of $410.13.                               disclosure due to missing itemization.Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                                                                                                       not provided
5849656968 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not      State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)                                                                                  -
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8675224949 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7583840126 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                         -
5534415752 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North   State Compliance - North Carolina First Lien Late Charge Percent TestingFederal Compliance                                                                              -
                                                                                                                                                                                                                 Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum  - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 of 4%.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
6099560142 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure Missing                                                                                                                           -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.
2694708057 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6122551698 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2006  1/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $161,421.36 is underdisclosed from calculated        amount financed.
                                                                                                                                                                                                                 Finance Charge of $161,547.51 in the amount of $126.15.
7701704193 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     not provided
                                                                                                                                                                                                                 using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2005.
9280827043 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Property Type Not ProvidedFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 Property Type Not Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
3507480451 XXXXXXXXXX XXXXXXXXXX WI    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Wisconsin Prepayment PenaltyFederal Compliance - RESPA Disclosure -                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2005 which is 1 months   FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment
                                                                                                                                                                                                                 Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount (XXXXXXXXXXX).  Loan contracts for maximum calculated prepay of $3,307.20, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
1953171353 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  3 Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Missing
                                                                                                                                                                                                                 using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 09/XX/2005.
1767570068 XXXXXXXXXX XXXXXXXXXX AL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language   Transaction DateState Compliance - Alabama Prepayment PenaltyFederal Compliance - RESPA
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005    Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - FACTA       MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                 Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2005.
4254776361 XXXXXXXXXX XXXXXXXXXX MI    8/XX/1999  7/XX/1999    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 08/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/1999.
2194756774 XXXXXXXXXX XXXXXXXXXX TX    2/XX/2005  1/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8276870621 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedFederal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     3 Business Days From Transaction DateFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2005 which is 1   TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2005.
8019098198 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateState Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 06/XX/2005 used as disbursement date for compliance testing.[B] State Compliance -    Agencies List)State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not     Notice Not ProvidedState Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights        Bill of Rights Disclosure Not Provided)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 disclosure not provided to borrower.[B] State Compliance - Michigan Consumer Caution  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage         Compliance - (Missing Data) Unable to determine if loan is a same lender refiFederal
                                                                                                                                                                                                                 Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act          MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of
                                                                                                                                                                                                                 HUD-approved credit counseling agencies not provided to borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 06/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 06/XX/2005.
8767785977 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Application Test
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8193075165 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - South Carolina Prepayment PenaltyState Compliance - South Carolina Home                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Loan (Impermissible Prepayment Penalty)State Compliance - South Carolina CHL Complaint
                                                                                                                                                                                                                 date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed  Agency Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance - South
                                                                                                                                                                                                                 Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina Home Loan (Impermissible Prepayment Penalty): South
                                                                                                                                                                                                                 Carolina Home Loan: Prepayment penalty prohibited on loan amount less than
                                                                                                                                                                                                                 150,000.00.[B] State Compliance - South Carolina Prepayment Penalty: South Carolina
                                                                                                                                                                                                                 Prepayment Penalty: A prepayment penalty is not permissible on a loan in the amount less than $150,000.00.
3624164532 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1747346567 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2004 12/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Illinois Prepayment PenaltyFederal Compliance - Federal FACTA                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] State Compliance - Illinois Prepayment
                                                                                                                                                                                                                 Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($3,944.00].  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                 $4,080.00, which exceeds max allowable.
7903688389 XXXXXXXXXX XXXXXXXXXX IA    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7091233966 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2003  4/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - TIL Itemization did not include an Email/Edoc Fee of $30, a Release                                                                                -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $189,770.34 is underdisclosed from calculated        Tracking Fee of $75 and a Courier/Messenger Fee of $40 in prepaid finance charges.  Also,
                                                                                                                                                                                                                 Finance Charge of $189,845.11 in the amount of $74.77.                                TIL Itemization disclosed a Settlement/Closing Fee of $270 while fee on final HUD was on
                                                                                                                                                                                                                                                                                                       $200.
9028187638 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2002  8/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction                                                                                         -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7705043624 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2001 11/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Amount FinancedFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,923.95 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $82,996.57 in the amount of $72.62.
6534545390 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2001  8/XX/2001    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
7099280871 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4745888606 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2002  5/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing
                                                                                                                                                                                                                 06/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 05/XX/2002 which is 1   lack of appraised value, compliance tests requiring an LTV were run off an assumed value months prior to consummation. A lookback was performed to determine this application  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
5878386982 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                          Missing                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Missing Initial                                                                              -
                                                                          Debt Consolidation                            Evidence of                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date of   Loan Application TestFederal Compliance - Disbursement Date MissingMiscellaneous
                                                                                                                        Title.                                                                                   02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5612676317 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [C] Closing /   DSI                          B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation            Title -         calculated                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                        (Missing Doc)   payment is                                                                               07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                        Missing Note    $3.72                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                        Addendum: Note  different                                                                                file.  Compliance tests were run using an application date of 06/XX/2006 which is 1   Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        P&I does not    from the                                                                                 months prior to consummation. A lookback was performed to determine this application  TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error)
                                                                                                        match           disclosed                                                                                date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Initial GFE not provided
                                                                                                        calculated P&I: payment.                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
3917882495 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2001  6/XX/2001    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:      State Compliance - Michigan Prepayment Penalty                                                                                                                          -
                                                                          Other                                                                                                                                  Maximum calculated prepay of $3,325.20 exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
5191821172 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                          There's no                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance - Missing                                                                                   -
                                                                          Other                                         Final 1003                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Initial Loan Application Test
                                                                                                                        found in                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                        file.                                                                                    Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5667305630 XXXXXXXXXX XXXXXXXXXX NC    1/XX/1999  12/XX/1998   UTD        Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Under disclosure is fee related.  Itemization not provided.  Unable                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   to verify the reason for the under disclosure without the itemization.Miscellaneous
                                                                                                                                                                                                                 01/XX/1999 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Unable to determine occupancy, compliance results were generated using a
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     defaulted value of Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/1998 which is 1   providedFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days months prior to consummation. A lookback was performed to determine this application  From Transaction DateFederal Compliance - Under disclosure is fee related.  Itemization
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    not provided.  Unable to verify the reason for the under disclosure without the
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if    itemization.Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 correct TILA rescission form was used.[B] Federal Compliance - Final TIL APR          lender refiFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of  Disbursement Date Missing
                                                                                                                                                                                                                 11.14300% is underdisclosed from calculated APR of 11.28519% outside of 0.125%
                                                                                                                                                                                                                 tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $102,829.50 is underdisclosed from calculated Finance Charge of $103,346.50 in the amount of $517.00.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 01/XX/1999, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 01/XX/1999.
1854520191 XXXXXXXXXX XXXXXXXXXX TN    9/XX/2000  9/XX/2000    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - TIL itemization did not include a Title courier fee of $50 or Flood                                                                                -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Cert fee of $16 in the prepaid amount financed.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     Disclosure StatusFederal Compliance - ARM Disclosure Timing TestState Compliance -
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Tennessee Prepayment Penalty Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] State Compliance - Tennessee Prepayment
                                                                                                                                                                                                                 Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $243,055.28 is underdisclosed from calculated Finance Charge of $243,122.92 in the amount of $67.64.
9201455070 XXXXXXXXXX XXXXXXXXXX TN    3/XX/2000  2/XX/2000    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine the source of the under disclosure as the file is                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     missing the Itemization of Amount Financed.Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,190.01 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $187,579.00 in the amount of
                                                                                                                                                                                                                 $388.99.
3039542166 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3320228254 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 03/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9703053349 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing Test
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2188585156 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Under disclosure                                                                               -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        is due to the lender utilizing an index value of 4.49% per the approval, however the
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - TIL APR Tolerance Irregular         lowest index value available in the look back period is 4.60%.Federal Compliance - Under
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 7.59400% is underdisclosed from  disclosure is due to the lender utilizing an index value of 4.49% per the approval, calculated APR of 7.84914% outside of 0.125% tolerance.[B] Federal Compliance - Final however the lowest index value available in the look back period is 4.60%.
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $250,893.40 is underdisclosed from calculated Finance Charge of $264,068.15 in the amount of $13,174.75.
7465956323 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application TestFederal Compliance - Per lender approval index utilized was
                                                                                                                                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   3.66%, only acceptable index available in table is 3.94%.Federal Compliance - TIL APR
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Tolerance Irregular Transaction
                                                                                                                                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.41700%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.67685% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $138,234.92 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $148,049.04 in the amount of $9,814.12.
4550308464 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Approval indicated index used was 3.360%, while closest value in our                                                                               -
                                                                          Debt Consolidation                                                                                                                     Act: Final TIL Finance Charge of $102,781.28 is underdisclosed from calculated        lookback period was 3.560%
                                                                                                                                                                                                                 Finance Charge of $108,146.11 in the amount of $5,364.83.
8015488621 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
5089113067 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   RefinanceFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - (Missing Data) Last Rate Set DateMiscellaneous Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9
                                                                                                                                                                                                                 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7852459492 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)   note of                                                                                  10/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 09/XX/2004 which is 1   From Transaction DateState Compliance - North Carolina First Lien Late Charge Grace Period
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        match           with the loan                                                                            date.[B] State Compliance - North Carolina First Lien Late Charge Grace Period        Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                        calculated P&I: amount, loan                                                                             Testing: North Carolina Late Charge: Note grace period of 10 days is less than the    Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                state minimum of 15 days.[B] Federal Compliance - (Missing Data) Unable to determine  (Missing Data) Unable to determine if loan is a same lender refiFederal Compliance -
                                                                                                        does not match  interest rate                                                                            if loan is a same lender refi: Original Lender was not able to be determined. Unable  Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Calculated P&I  on the loan.                                                                             to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                        of ___                                                                                                   Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2004.
8168622180 XXXXXXXXXX XXXXXXXXXX MS    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
5649531511 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2004  7/XX/2004    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - Underdisclosure is related to the payment stream.  It
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          is noted that TIL payment stream indicates fixed payment for 360 months, with Note being
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  ARM.Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                        not on a                                                                                                 Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance         Compliance - CHARM Booklet Disclosure StatusState Compliance - PPP expired.  3 years PPP
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment when PP exceeds 10% of remaining balance.  PPP is lesser of 1% of amount financed or 6
                                                                                                        and does not                                                                                             Penalty: Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)  Prepay     months interest on amount prepaid in excess of 20% opb is not permitted in the state of
                                                                                                        contain the                                                                                              language states prepay will not exceed maximum permitted by applicable law.[B]        OH, which indicates PPP not permissible on refinance.Federal Compliance - Disbursement
                                                                                                        following                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final Date MissingClosing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        clauses:: ___                                                                                            TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $177,301.37 is underdisclosed from calculated Finance Charge of $180,745.66 in the amount of $3,444.29.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 08/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 08/XX/2004.
6461244502 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Security                                                                                                 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 04/XX/2008 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        clauses:: ___                                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 05/XX/2008.
1922333761 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Right of Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disclosure StatusState Compliance - Tennessee Prepayment Penalty TestFederal Compliance -
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] State Compliance - Tennessee
                                                                                                                                                                                                                 Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2006.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                 Final TIL Missing: Missing Final TIL.
1800085681 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateState Compliance - South Carolina CHL Complaint Agency
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Disclosure Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 using an application date of 09/XX/2006 which is 1 months prior to consummation. A    Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                 Date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2006.
8259501072 XXXXXXXXXX XXXXXXXXXX NM    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestFederal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                                                                                                                                 Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3661144606 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 07/XX/2007.
7843536327 XXXXXXXXXX XXXXXXXXXX AL    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 07/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 07/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 07/XX/2008.
8992931146 XXXXXXXXXX XXXXXXXXXX NC    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 11/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 11/XX/2007.
6333855635 XXXXXXXXXX XXXXXXXXXX WV    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        of ___                                                                                                   Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2007.
2503003460 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Illinois Prepayment Penalty 2008 TestFederal Compliance - RESPA                                                                                      -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] State Compliance - Illinois         Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (XXXXXXXXXXX):  Loan        Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 contains prepayment penalty and borrower was not provided a loan without a prepayment Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 penalty.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2824529175 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation                                                                                                                     disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan Application Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Date.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5800491766 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
8312179708 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - Disbursement Date MissingGeneral Appraisal Requirements -
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                                                 Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance         value of a contract sales price or original loan amount, whichever applies.Federal
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusState Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     South Carolina CHL Complaint Agency Disclosure Timing TestFederal Compliance - Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 04/XX/2006 which is 1   Initial Loan Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                                                                                                                                 Test: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                 Loan Application Date.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/2006.
4888630815 XXXXXXXXXX XXXXXXXXXX KY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingFederal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       From Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2007.
2896778990 XXXXXXXXXX XXXXXXXXXX SC    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TIL itemization does not disclose Attorney Fee of $200 as prepaid                                                                                  -
                                                                          Other                                                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        finance charge.State Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Compliance tests were run using an application date of 10/XX/2008 which is 1 months   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                 Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,230.51 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $239,439.28 in the amount of
                                                                                                                                                                                                                 $208.77.
5007190940 XXXXXXXXXX XXXXXXXXXX MS    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        Security                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            Compliance tests were run using an application date of 03/XX/2007 which is 1 months
                                                                                                        not on a                                                                                                 prior to consummation. A lookback was performed to determine this application
                                                                                                        FNMA/FHLMC form                                                                                          date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        and does not                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        contain the                                                                                              Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        following                                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        clauses:: ___                                                                                            information.
5433742058 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Missing Note    XXXXXXXXXX                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Addendum: Note  does not                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        P&I does not    correspond                                                                               Test: No evidence of application date located in file.  Compliance tests were run     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        match           with the loan                                                                            using an application date of 02/XX/2008 which is 1 months prior to consummation. A    MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                        calculated P&I: amount, loan                                                                             lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        Note P&I of ___ term, and                                                                                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        does not match  interest rate                                                                            Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor
                                                                                                        Calculated P&I  on the loan.                                                                             provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                        of ___                                                                                                   (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2008.
8664992697 XXXXXXXXXX XXXXXXXXXX KS    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Security                                                                                                 03/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Initial Loan Application TestFederal Compliance - Disbursement Date MissingFederal
                                                                                                        not on a                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        and does not                                                                                             using an application date of 02/XX/2005 which is 1 months prior to consummation. A
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        following                                                                                                Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                        clauses:: ___                                                                                            Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 03/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 03/XX/2005.
5050945211 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%Federal                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        Security                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                                                                                                                                 Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.49000% is underdisclosed from calculated APR of 10.82123% outside of 0.125% tolerance.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
8491715475 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Timing Test
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 05/XX/2007 which is 0 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                        contain the                                                                                              Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                        following
                                                                                                        clauses:: ___
2783798338 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
4645153209 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - CHARM Booklet                                                                                -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - RESPA
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
3427855639 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
8553490046 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3752271220 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2004  9/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not                                                                                            -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] State Compliance - South
                                                                                                                                                                                                                 Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                 Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
4286469413 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2004 9/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
4837628577 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8220819059 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Transaction DateFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA Disclosure
                                                                                                        not on a                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Missing
                                                                                                        FNMA/FHLMC form                                                                                          disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007
                                                                                                        and does not                                                                                             used as disbursement date for compliance testing.[B] Federal Compliance - FACTA
                                                                                                        contain the                                                                                              Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                        following                                                                                                Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                        clauses:: ___                                                                                            evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2007.
9683167541 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Instrument is                                                                                            to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                        not on a                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        and does not                                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        contain the                                                                                              business days of application due to missing information.
                                                                                                        following
                                                                                                        clauses:: ___
6035383830 XXXXXXXXXX XXXXXXXXXX OK    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 12/XX/2007 which is 1   Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Missing
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 01/XX/2008.
7181472921 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Missing Initial
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                 Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 10/XX/2003.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7197068387 XXXXXXXXXX XXXXXXXXXX TN    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Days From Transaction DateFederal Compliance - Lender's TIL reflects fixed rate; Note
                                                                                                                                                                                                                 Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance         shows ARM.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - Disbursement Date Missing to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $161,570.40 is underdisclosed from calculated Finance Charge of $163,111.57 in the amount of $1,541.17.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 06/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 06/XX/2006.
5596501605 XXXXXXXXXX XXXXXXXXXX NE    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Days From Transaction DateFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - Nebraska
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance         Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Nebraska Prepayment
                                                                                                                                                                                                                 Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2004.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX)
                                                                                                                                                                                                                 on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6376628118 XXXXXXXXXX XXXXXXXXXX AZ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Timing TestFederal Compliance - ARM Disclosure Compliant TestFederal Compliance - RESPA
                                                                                                        Security                                                                                                 Disclosure Timing Test: Unable to determine if ARM disclosure was provided within     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        Instrument is                                                                                            three (XXXXXXXXXXX) days of application due to missing information.[B] Federal        Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        not on a                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC form                                                                                          Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        and does not                                                                                             borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                        contain the                                                                                              Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                        following                                                                                                Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        clauses:: ___                                                                                            file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4403071865 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                        Security                                                                                                 10/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  (Missing Data) Last Rate Set Date
                                                                                                        Instrument is                                                                                            (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                        not on a                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date
                                                                                                        FNMA/FHLMC form                                                                                          used to determine rate used for testing.[B] Federal Compliance - TILA Rescission -
                                                                                                        and does not                                                                                             Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                        contain the                                                                                              Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (XXXXXXXXXXX)
                                                                                                        following                                                                                                business days from transaction date of 10/XX/2007.
                                                                                                        clauses:: ___
6112506703 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.       TILA SOL.State Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 03/XX/2008 which is 1 months   TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application         Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        P&I does not    correspond                                                                               date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                        match           with the loan                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        calculated P&I: amount, loan                                                                             Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        Note P&I of ___ term, and                                                                                to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        does not match  interest rate                                                                            information.[B] State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                        Calculated P&I  on the loan.                                                                             Timing Test: Unable to determine compliance with timing requirements due to missing
                                                                                                        of ___                                                                                                   Initial Loan Application Date.
4898206868 XXXXXXXXXX XXXXXXXXXX WI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure                                                                               -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 03/XX/2007
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        following                                                                                                Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                        clauses:: ___                                                                                            Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1749050241 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 10/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2005 which is 1   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2005.
1285902591 XXXXXXXXXX XXXXXXXXXX LA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Business Days From Transaction DateFederal Compliance - Disclosed payment on Note of
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2007 which is 1 months   $761.62 does not correspond with the loan amount, loan term, and interest rate on the
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application         loan.Federal Compliance - Disclosed payment on Note of $761.62 does not correspond with
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      the loan amount, loan term, and interest rate on the loan.Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 to applicant within three (XXXXXXXXXXX) business days of application due to missing   Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 information.[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                                                                                                                                 Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.88000% is underdisclosed from calculated APR of 11.22306% outside of 0.125% tolerance.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $108,395.74 is underdisclosed from calculated Finance Charge of $112,616.47 in the amount of $4,220.73.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 04/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2007.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                 Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
6710040658 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                     did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2472588051 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [C] Closing /   DSI loan with                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                          Debt Consolidation            Title -         P&I                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)   difference of                                                                            05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note    $2.30                                                                                    Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 04/XX/2008 which is 1   Not Provided Within 3 Business Days of ApplicationFederal Compliance - (Missing Data)
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedClosing / Title - (Doc Error) TIL Error: Borrower
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     signature not dated.
                                                                                                        does not match                                                                                           Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Calculated P&I                                                                                           Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        of ___[B]                                                                                                Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        Closing / Title                                                                                          business days of application due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        Instrument is                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        not on a                                                                                                 requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC form                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        and does not                                                                                             disbursed on 05/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        contain the                                                                                              date of 05/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        following                                                                                                All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        clauses:: ___                                                                                            by all parties whose ownership interest is or will be subject to the security interest.
3101634720 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right To Cancel Not Provided to All Required PartiesFederal                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                        (Missing Doc)                                                                                            08/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 07/XX/2007 which is 1   MissingFederal Compliance - Property Type Not ProvidedFederal Compliance - (Missing Data)
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Unable to determine if loan is a same lender refiFederal Compliance - Missing Initial Loan
                                                                                                        match                                                                                                    date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                        calculated P&I:                                                                                          lender refi: Original Lender was not able to be determined. Unable to determine if    (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to lack of
                                                                                                        Note P&I of ___                                                                                          correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        does not match                                                                                           Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   contract sales price or original loan amount, whichever applies.Closing / Title - (Doc
                                                                                                        Calculated P&I                                                                                           residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   Error) TIL Error: Borrower signature not dated.
                                                                                                        of ___[B]                                                                                                Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                        Closing / Title                                                                                          Affiliated Business Disclosure due to missing information.[B] Federal Compliance -
                                                                                                        - Security                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                        Instrument is                                                                                            and RTC Signature Date. Unable to determine compliance with rescission timing
                                                                                                        not on a                                                                                                 requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC form                                                                                          Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction
                                                                                                        and does not                                                                                             disbursed on 08/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction
                                                                                                        contain the                                                                                              date of 08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                        following                                                                                                All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed
                                                                                                        clauses:: ___                                                                                            by all parties whose ownership interest is or will be subject to the security interest.
7851542865 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - Notice                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   of Right To Cancel Not Provided to All Required PartiesFederal Compliance - TILA
                                                                                                        Security                                                                                                 10/XX/2008 used as disbursement date for compliance testing.[B] State Compliance -    Rescission - Disbursement Date Less than 3 Business Days From Transaction DateState
                                                                                                        Instrument is                                                                                            Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay  Compliance - Maryland Ability to Repay Not VerifiedFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 not verified with reliable documentation.[B] Federal Compliance - Missing Initial     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          Loan Application Test: No evidence of application date located in file.  Compliance   ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             tests were run using an application date of 09/XX/2008 which is 1 months prior to     Disbursement Date Missing
                                                                                                        contain the                                                                                              consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        following                                                                                                Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                        clauses:: ___                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2008.[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                 All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5001903887 XXXXXXXXXX XXXXXXXXXX IA    12/XX/2003 11/XX/2003   Primary    Refinance Rate/Term           [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR HUD
                                                                                                        Title -                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -       (2020-02-23): Unable to   (2020-02-23): Unable to                            Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -      procure.                  procure.
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        not on a                                                                                                 not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement MissingMiscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                        and does not                                                                                             Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        contain the                                                                                              using an application date of 11/XX/2003 which is 1 months prior to consummation. A
                                                                                                        following                                                                                                lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 12/XX/2003, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 12/XX/2003.
6126482872 XXXXXXXXXX XXXXXXXXXX IA    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission -                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 10/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 10/XX/2006.
5553982192 XXXXXXXXXX XXXXXXXXXX KS    10/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                        Security                                                                                                 10/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Unable to determine under disclosure. Itemization of finance charge was not
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     provided.Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2004 which is 0   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Missing
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                        contain the                                                                                              Missing Final TIL Signature Date. Unable to determine compliance with rescission
                                                                                                        following                                                                                                timing requirements.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                        clauses:: ___                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,122.03 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $182,458.45 in the amount of
                                                                                                                                                                                                                 $1,336.42.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 10/XX/2004.
3078367947 XXXXXXXXXX XXXXXXXXXX TN    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 11/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance - TIL
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     itemization did not disclose a recording service fee of $72 as prepaid finance
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 10/XX/2008 which is 1   charge.Federal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Disbursement Date Missing date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $77,602.20 is underdisclosed from calculated Finance Charge of $77,674.35 in the amount of $72.15.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2008.
4770215722 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 02/XX/2009 used as disbursement date for compliance testing.[B] Federal Compliance -  Transaction DateFederal Compliance - Unable to determine under disclosure due to TIL
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Itemization missing break down of prepaid finance charge.State Compliance - South Carolina
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application     Home Loan (Complaint Agency Disclosure Not Provided)Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 using an application date of 01/XX/2009 which is 1 months prior to consummation. A    ApplicationFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -    Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] State
                                                                                                                                                                                                                 Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                 South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $189,524.01 is underdisclosed from calculated Finance Charge of $189,680.41 in the amount of $156.40.[B] Federal
                                                                                                                                                                                                                 Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                 Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 02/XX/2009, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 02/XX/2009.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8340387381 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          TILA SOL.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                                                                                                                                 Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Compliance - FACTA Disclosure MissingFederal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance         Date Less than 3 Business Days From Transaction DateFederal Compliance - Right of
                                                                                                                                                                                                                 testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Rescission Timing - Receipt Date MissingFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Right StatusFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable
                                                                                                                                                                                                                 to determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
1744744245 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6320464783 XXXXXXXXXX XXXXXXXXXX KS    4/XX/2003  3/XX/2003    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9018214259 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2010  11/XX/2009   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North   Federal Compliance - TIL itemization did not disclose an origination fee of $1249.96 or an                                                                              -
                                                                                                                                                                                                                 Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum  attorney fee of $440 as prepaid finance charges.Federal Compliance - Final TIL APR
                                                                                                                                                                                                                 of 4%.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement     Under/Over Disclosed By Greater Than 0.125%Federal Compliance - TIL-MDIA 3-day Waiting
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      ConsummationState Compliance - North Carolina First Lien Late Charge Percent
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -      TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:      Not Provided Within 3 Business Days of ApplicationMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 Final TIL APR of 5.75000% is underdisclosed from calculated APR of 5.92760% outside   Initial GFE not provided
                                                                                                                                                                                                                 of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,355.68 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $101,045.48 in the amount of
                                                                                                                                                                                                                 $1,689.80.[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for
                                                                                                                                                                                                                 APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending
                                                                                                                                                                                                                 Act (XXXXXXXXXXX):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (XXXXXXXXXXX) business days prior to closing.
6840921295 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Unable to determine under disclosure due to missing TIL Itemization                                                                                -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: of Amount Financed.Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $124,652.56 is underdisclosed from calculated Finance Charge of $124,848.68 in the amount of $196.12.
5224101576 XXXXXXXXXX XXXXXXXXXX NV    5/XX/2003  3/XX/2003    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
7286468088 XXXXXXXXXX XXXXXXXXXX TX    2/XX/2008  1/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Miscellaneous                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed  Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2161583132 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Amount FinancedFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed  Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $90,512.60 is underdisclosed from calculated Finance Charge of $90,553.45 in the amount of $40.85.
1832814255 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
1058846234 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2002  1/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       State Compliance - Illinois Prepayment Penalty                                                                                                                          -
                                                                          Other                                                                                                                                  (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 8.44000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
7873162769 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Disbursement Date Missing
                                                                                                        Security                                                                                                 12/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        Instrument is                                                                                            TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                        not on a                                                                                                 Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to
                                                                                                        FNMA/FHLMC form                                                                                          three (XXXXXXXXXXX) business days from transaction date of 12/XX/2007.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9176203558 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Transaction DateFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2005.
9208551987 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     applies.Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 09/XX/2006 which is 1   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Days of ApplicationFederal Compliance - Payoff Statement MissingFederal Compliance -
                                                                                                                                                                                                                 date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Missing Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8577918710 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - TILA   REVIEWER - GENERAL        GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal      COMMENT (2020-02-24):     (2020-02-24): HUD1-A                               Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA   HUD1-A provided with      provided with trailing
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business     trailing documents is not documents is not signed
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal       signed or certified by    or certified by
                                                                                                                                                                                                                 date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application Compliance - Disbursement Date MissingFederal Compliance - Missing Final HUD-1:  HUD-1 Not settlement agent.         settlement agent.
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run     Signed or Stamped Used For Fee Testing                                                     Exception stands.SELLER - Exception stands.
                                                                                                                                                                                                                 using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                               GENERAL COMMENT
                                                                                                                                                                                                                 lookback was performed to determine this application date.[B] Federal Compliance -                                                                                               (2020-02-24): HUD1-A
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3                                                                                              provided with trailing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor                                                                                             documents is not signed
                                                                                                                                                                                                                 provided Affiliated Business Arrangement Disclosure to applicant within three                                                                                                    or certified by
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.[B] Federal                                                                                                settlement agent.
                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL                                                                                                Exception stands.
                                                                                                                                                                                                                 Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2005.
5410008018 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Debt Consolidation            Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Prior or equal to Disbursement DateFederal Compliance - Under disclosure due to index
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   value used being 1.45083% but per the approval the Lender used an index value of
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    1.277%.Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Compliance - Missing Initial Loan Application TestClosing / Title - Final TIL was signed
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  but was not dated at time of signature.
                                                                                                        contain the                                                                                              date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                        clauses:: ___                                                                                            Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                 Date. Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $146,781.51 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $154,155.45 in the amount of $7,373.94.[B] Federal Compliance - TILA Notice of Right
                                                                                                                                                                                                                 to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                 Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
5646026673 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Closing / Title -                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   (Doc Error) TIL Error: Final TIL not signed by all required partiesFederal Compliance -
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance - Payoff
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1   Statement MissingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Compliance - Disbursement Date Missing date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                 Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days from transaction date of 02/XX/2006.
5184043784 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Notice of Right To Cancel Not Provided to All Required PartiesFederal Compliance - Right
                                                                                                                                                                                                                 date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed  of Rescission Timing - Receipt Date MissingFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     ApplicationFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal Requirements - Due to
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -      of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                 and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6722447498 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3155161035 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2006 10/XX/2006   UTD        Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)   note of                                                                                  date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        results were generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Error) Initial GFE not provided
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
7028433661 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2006  7/XX/2006    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1462174093 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2006  1/XX/2006    Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     or original loan amount, whichever applies.
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9837097951 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7001178000 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingFederal Compliance - FACTA Disclosure MissingGeneral Appraisal
                                                                                                                                                                                                                 09/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8914583358 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2005  5/XX/2005    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.
1230613369 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2005  3/XX/2005    UTD        Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        Security                                                                                                 04/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - Unable to
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2005 which is 1   determine occupancy, compliance results were generated using a defaulted value of
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not providedMiscellaneous
                                                                                                        and does not                                                                                             date.[B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD    Compliance - Prepayment Penalty Discrepancy
                                                                                                        contain the                                                                                              indicates loan has PPP, however file does not contain prepayment penalty addendum.
                                                                                                        following                                                                                                Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees
                                                                                                        clauses:: ___                                                                                            findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2226093708 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2004  8/XX/2004    UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  09/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 08/XX/2004 which is 1   or original loan amount, whichever applies.Federal Compliance - Notice of Right to Cancel
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ term and                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the note.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
3766125754 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2004  4/XX/2004    Investment Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Other                         Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Missing
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2004 which is 1
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the note.
                                                                                                        of ___
5008879728 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2004  1/XX/2004    Primary    Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Error) Initial GFE not provided
                                                                                                        (Missing Doc)   note of                                                                                  date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.
                                                                                                        Addendum: Note  does not
                                                                                                        P&I does not    correspond
                                                                                                        match           with the loan
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the note.
                                                                                                        of ___
8354980616 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9504714643 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2004  12/XX/2003   UTD        Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  01/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 12/XX/2003 which is 1   or original loan amount, whichever applies.Federal Compliance - Notice of Right to Cancel
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Act: Notice of Right to Cancel was not provided.
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the note.
                                                                                                        of ___
4630170515 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2005 11/XX/2005   Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Missing Initial Loan Application TestFederal Compliance - FACTA                                                                                    -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Disclosure MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Compliance tests were run using an application date of 11/XX/2005 which is 1 months   or original loan amount, whichever applies.
                                                                                                                                                                                                                 prior to consummation. A lookback was performed to determine this application date.
5105563265 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Investment Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Missing
                                                                                                        (Missing Doc)   note of                                                                                  11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 10/XX/2005 which is 1
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
9457841273 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Missing Initial Loan                                                                                 -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Application Test
                                                                                                                                                                                                                 01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5230266723 XXXXXXXXXX XXXXXXXXXX PA    12/XX/1997 11/XX/1997   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     requiring an LTV were run off an assumed value of a contract sales price or original loan date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed  amount, whichever applies.Federal Compliance - TILA - Final TIL MissingFederal Compliance
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - TILA - Final TIL Missing: - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Missing Final TIL.                                                                    not provided
3994112272 XXXXXXXXXX XXXXXXXXXX PA    9/XX/1997  8/XX/1997    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral date of 08/XX/1997 which is 1 months prior to consummation. A lookback was performed  Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV to determine this application date.[B] Federal Compliance - TILA - Final TIL Missing: were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                 Missing Final TIL.                                                                    applies.
5223920091 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2001 9/XX/2001    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1168068841 XXXXXXXXXX XXXXXXXXXX IA    8/XX/2000  7/XX/2000    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - The Loan Commitment indicates the Index used was 6.08%. The lowest                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Index available within the look-back period is 6.82%.Federal Compliance - TIL APR
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 13.58600% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 14.26627% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,432.99
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $114,497.54 in the amount of
                                                                                                                                                                                                                 $7,064.55.
9929362612 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
3214408965 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2003  2/XX/2003    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5708535642 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2005  4/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
3604448515 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2008  3/XX/2008    Investment Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing:  Federal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance - Missing      SELLER - GENERAL COMMENT  GENERAL COMMENT                         No         TNR Testing Not
                                                                                                                                                                                                                 Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local  Final HUD-1:  Illegible HUD-1 Used For Fee Testing                                         (2020-02-25): Unable to   (2020-02-25): Unable to                            Required
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:                                                                                                procure.                  procure.
                                                                                                                                                                                                                 FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
5230396067 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2008  3/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Final
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $464,759.09 is           TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - The approval
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $470,050.68 in the amount of         indicates the Index used was 4.74%. The lowest Index available within the Look-back period
                                                                                                                                                                                                                 $5,291.59.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before    is 4.78%.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9977562200 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2008  3/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 (XXXXXXXXXXX): A prepayment penalty is not permissible on a loan with an interest     4.74% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay    4.79%.State Compliance - Illinois Prepayment PenaltyFederal Compliance - Missing Initial
                                                                                                                                                                                                                 language states prepay will not exceed maximum permitted by applicable law.[B]        Loan Application Test
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $834,551.60 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $842,123.62 in the amount of
                                                                                                                                                                                                                 $7,572.02.
4242473420 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2801372281 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New York Prepayment PenaltyState Compliance - New York Late Charge                                                                                   -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Percent TestingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Security                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Compliance - (Missing Data) Last Rate Set Date
                                                                                                        Instrument is                                                                                            to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        not on a                                                                                                 Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds
                                                                                                        FNMA/FHLMC form                                                                                          the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York
                                                                                                        and does not                                                                                             Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate
                                                                                                        contain the                                                                                              greater than 6% is 12 months.  Loan with an interest rate of 8.15000% contracts for a
                                                                                                        following                                                                                                prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay
                                                                                                        clauses:: ___                                                                                            will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                 Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                 Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
6067428928 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                        not on a                                                                                                 tests were run using an application date of 06/XX/2007 which is 1 months prior to
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8990615141 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7652728628 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5615589513 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under Disclosure due to available Index value being 4.75%  but per                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   the approval the lender used an index value of 4.69%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - New York Late Charge Percent TestingFederal Compliance - Missing Initial Loan
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Application Test
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] State Compliance - New York Late Charge
                                                                                                        clauses:: ___                                                                                            Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $876,738.96 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $882,958.83 in the amount of
                                                                                                                                                                                                                 $6,219.87.
2044883945 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1359247276 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   3.94% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.11%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Test
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $254,826.37 is underdisclosed from calculated Finance Charge of $258,624.31 in the amount of $3,797.94.
9020354479 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2006  3/XX/2006    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                               Home                                                                                                                                              application date located in file.  Compliance tests were run using an application     3.36% per the approval, however the lowest index value available in the lookback period is date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed  3.66%.State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Without Notice)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Initial Loan Application Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $276,613.40 is underdisclosed from calculated Finance Charge of $290,699.54 in the amount of $14,086.14.[B] State Compliance - Virginia Mortgage Lender and
                                                                                                                                                                                                                 Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and
                                                                                                                                                                                                                 Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
8491881332 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure    SELLER - GENERAL COMMENT  GENERAL COMMENT                         No         TNR Testing Not
                                                                                                                                                                                                                 Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business         (2020-02-25): Unable to   (2020-02-25): Unable to                            Required
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance - ARM    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal           procure.                  procure.
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - Missing Initial Loan Application TestFederal Compliance - Missing Final
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1222599155 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - The approval indicates the Index used was 2.19%. The lowest
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Index available within the Look-back period is 2.28%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 using an application date of 02/XX/2005 which is 1 months prior to consummation. A    Disclosure StatusFederal Compliance - Missing Initial Loan Application TestMiscellaneous
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - (Doc Error) Initial GFE not provided
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $137,893.66 is underdisclosed from calculated Finance Charge of $140,306.76
                                                                                                        following                                                                                                in the amount of $2,413.10.
                                                                                                        clauses:: ___
5863829620 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2005  2/XX/2005    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2484819672 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 10/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   1.27% per the approval, however the lowest index value available in the lookback period is to prepay the loan without penalty within 90 days of notification of any increase in  1.45%.State Compliance - California Prepayment Penalty ARM Test
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $345,038.18 is underdisclosed from calculated Finance Charge of $364,094.87 in the amount of $19,056.69.
9004375360 XXXXXXXXXX XXXXXXXXXX RI    11/XX/2004 11/XX/2004   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Under disclosure due to lender approval refelcts index of 1.97% and only index in look
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application back is 2.02000%State Compliance - Rhode Island Prepayment Penalty TestFederal Compliance
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     Business Days of Application
                                                                                                        and does not                                                                                             date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        following                                                                                                Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] State Compliance - Rhode
                                                                                                                                                                                                                 Island Prepayment Penalty Test: Rhode Island Prepayment Penalty: Loan prepay term of
                                                                                                                                                                                                                 36 months exceeds state maximum of 12 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,966.51
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $352,690.89 in the amount of
                                                                                                                                                                                                                 $10,724.38.
2139106967 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2004  7/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - Under-disclosure                                                                               -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   due to the lender utilizing an index value of 1.91% per the approval, however the lowest
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     index value available within the look-back period is  1.94%.Federal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $332,011.20 is underdisclosed from calculated Finance Charge of $334,186.09 in the amount of $2,174.89.
5513408456 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2004  8/XX/2004    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Final TIL Finance Charge Under      TILA SOL.Federal Compliance - The Approval indicates the Index used was 1.88%. The lowest
                                                                                                        Instrument is                                                                                            Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,382.30 is           Index available within the Look-back period is 1.97%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 underdisclosed from calculated Finance Charge of $121,078.39 in the amount of         Disclosure StatusGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        FNMA/FHLMC form                                                                                          $2,696.09.                                                                            compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        and does not                                                                                                                                                                                   or original loan amount, whichever applies.
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1256354022 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5090718255 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  6/XX/2006    Investment Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                                                         -
5608039112 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   3.79% per the Approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  4.11%.Federal Compliance - Under disclosure is due to the lender utilizing an index value
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   of 3.79% per the Approval, however the lowest index value available in the lookback period
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    is 4.11%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application  Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        contain the                                                                                              date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed  Compliance - Missing Initial Loan Application Test
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.39800%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.69138% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $794,597.26 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $859,541.12 in the amount of $64,943.86.
5215357995 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2006  5/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    TILA SOL.State Compliance - Pennsylvania First Lien Late Charge Grace Period
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   TestingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 tests were run using an application date of 05/XX/2006 which is 1 months prior to     Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania
                                                                                                                                                                                                                 Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
5615023726 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8891578058 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - The approval indicates the Index used was 2.78%. The closest
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Index available in our look-back period is 2.97%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $159,392.59 is underdisclosed from calculated Finance Charge of $166,428.61 in the amount of $7,036.02.
6220810982 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6800660362 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2005  1/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance - Lender                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   used an index value of 1.563%. The lowest index value available in the look-back period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  1.6925%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date        Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary  Missing
                                                                                                                                                                                                                 Date of 02/XX/2005 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.36900% is
                                                                                                                                                                                                                 underdisclosed from calculated APR of 5.64291% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $369,614.32 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $391,569.28 in the amount of $21,954.96.
3661277444 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2004  1/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine reason for under-disclosure as TIL Itemization                                                                                 -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $134,761.81 is underdisclosed from calculated        does not reflect break-down off fees.
                                                                                                                                                                                                                 Finance Charge of $134,876.71 in the amount of $114.90.
9270404449 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2003 9/XX/2003    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant
                                                                                                        not on a                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC form                                                                                          Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        and does not                                                                                             Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        contain the                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        following                                                                                                located in file.  Compliance tests were run using an application date of 09/XX/2003
                                                                                                        clauses:: ___                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.
4847936936 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2003  6/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure due to lender TIL reflects MI for 112 months and                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     actual til reflects for 120 months.Federal Compliance - Missing Initial Loan Application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed  Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,541.66 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $105,972.30 in the amount of
                                                                                                                                                                                                                 $430.64.
1787373480 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2004  6/XX/2004    UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to       SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Cancel MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM (2020-02-25): Unable to   (2020-02-25): Unable to
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - ARM          Disclosure Status TestState Compliance - South Carolina Home Loan (Complaint Agency        procure.                  procure.
                                                                                                                                                                                                                 Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not Disclosure Not Provided)Federal Compliance - Missing Initial Loan Application No
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - CHARM Booklet Disclosure Status:    FeesFederal Compliance - Disbursement Date MissingMiscellaneous Compliance - Unable to
                                                                                                                                                                                                                 TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM   determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Disbursement Date      Primary.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance
                                                                                                                                                                                                                 Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.  - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees:
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] State Compliance - South Carolina Home
                                                                                                                                                                                                                 Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower
                                                                                                                                                                                                                 not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                 TIL.
1781284142 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace period less than 15 day minimum per state (MD).Federal                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure MissingFederal
                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Compliance - Disbursement Date MissingFederal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                 FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal
                                                                                                                                                                                                                 Credit Score Disclosure.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to borrower.[B]
                                                                                                                                                                                                                 State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge:
                                                                                                                                                                                                                 Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to borrower.
3125186118 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2005  2/XX/2005    Primary    Construction                                                               B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial Loan                                                                                -
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at Application TestFederal Compliance - TILA HELOC - Impermissible Provision on HELOC
                                                                                                                                                                                                                 Account opening. Unable to validate accuracy of and compliance with fee disclosure    AgreementFederal Compliance - Costs and Fees Not Disclosed In HELOC AgreementFederal
                                                                                                                                                                                                                 requirements.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure      Compliance - FACTA Disclosure MissingGeneral Appraisal Requirements - Due to lack of
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 (XXXXXXXXXXX): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
8672634767 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 11/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (XXXXXXXXXXX):  than 3 Business Days From Transaction DateFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 HELOC Brochure not provided to borrower at application.[B] Federal Compliance - HELOC MissingFederal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final    Compliance - HELOC Fees Used For TestingFederal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any     Not Provided Timely
                                                                                                                                                                                                                 federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                 Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                 Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days from transaction date of 11/XX/2004.
6551998018 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3033422447 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2003  6/XX/2003    Primary    Construction                                                               B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Final TIL EstimatedFederal Compliance - Disbursement Date                                                                                          -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   MissingFederal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance
                                                                                                                                                                                                                 07/XX/2003 used as disbursement date for compliance testing.[B] Federal Compliance -  - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
4803993980 XXXXXXXXXX XXXXXXXXXX WA    1/XX/2009  12/XX/2008   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not                                                                               -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] State Compliance - Washington Residential Mortgage Loan (Disclosure
                                                                                                                                                                                                                 of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
3426554824 XXXXXXXXXX XXXXXXXXXX MI    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5189677851 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9408372202 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  1/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status TestState Compliance - California Prepayment                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] State Compliance -       Penalty ARM Test
                                                                                                                                                                                                                 California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
8045365361 XXXXXXXXXX XXXXXXXXXX MS    12/XX/2004 11/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
7357887605 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2004  9/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
8956460025 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2004  8/XX/2004    Investment Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7179922527 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 7/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2924144799 XXXXXXXXXX XXXXXXXXXX IA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
9009715690 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Timing: Unable to determine compliance with timing           Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.[B] Federal Compliance -    Disclosure -  Missing Signature on Affiliated Business Arrangement DisclosureFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
5001669175 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5359525594 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2005  7/XX/2005    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                               Home                                                                                                                                              application date located in file.  Compliance tests were run using an application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3074216873 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1360052589 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
4332316714 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2005  2/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1832978679 XXXXXXXXXX XXXXXXXXXX MN    5/XX/2005  2/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3847542058 XXXXXXXXXX XXXXXXXXXX NV    10/XX/2004 8/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Within 3 Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
9469676571 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2003  7/XX/2003    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9268672550 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2003 10/XX/2003   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - RESPA                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed  Days of Application to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5993811307 XXXXXXXXXX XXXXXXXXXX NM    3/XX/2003  2/XX/2003    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
5886862402 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8471743359 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2004  5/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     amount financed.Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Provided Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004    Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $542,679.68 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $543,073.62 in the amount of
                                                                                                                                                                                                                 $393.94.
7541765071 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 9/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation                                                                                       -
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1954410026 XXXXXXXXXX XXXXXXXXXX GA    8/XX/1997  7/XX/1997    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8346425301 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2006 7/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9176141496 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
8954948747 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 11/XX/2007   Primary    Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment of                                                                               application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)   $572.74 does                                                                             date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral
                                                                                                        Missing Note    not                                                                                      to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV
                                                                                                        Addendum: Note  correspond                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        P&I does not    with the loan                                                                            Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          applies.
                                                                                                        match           amount, loan                                                                             Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: term and                                                                                 business days of application due to missing information.
                                                                                                        Note P&I of ___ interest rate
                                                                                                        does not match  on the loan.
                                                                                                        Calculated P&I
                                                                                                        of ___
6122712181 XXXXXXXXXX XXXXXXXXXX DC    12/XX/2007 11/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4027533528 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2003 9/XX/2003    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Status TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 09/XX/2003
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.
                                                                                                        following
                                                                                                        clauses:: ___
1035312272 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2000  8/XX/2000    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - Under disclosure due to available index value being 5.28%,
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     but per the approval the lender used an index value of 5.25%.Federal Compliance - TIL APR
                                                                                                        not on a                                                                                                 using an application date of 08/XX/2000 which is 1 months prior to consummation. A    Tolerance Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -    Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of
                                                                                                        contain the                                                                                              8.74600% is overdisclosed from calculated APR of 8.33240% outside of 0.125%
                                                                                                        following                                                                                                tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        clauses:: ___                                                                                            Lending Act: Final TIL Finance Charge of $361,038.38 is underdisclosed from calculated Finance Charge of $379,565.03 in the amount of $18,526.65.
7974827121 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7365533011 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  7/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7180725973 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2006 10/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
9285516105 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - ARM Disclosure Status TestMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    not provided
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $510,897.28 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $514,342.30 in the amount of $3,445.02.
1274860112 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
3105490708 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2005  7/XX/2005    UTD        Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance -                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Missing Initial Loan Application TestMiscellaneous Compliance - Unable to determine date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed  occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 to determine this application date.
2366746332 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2000  6/XX/2000    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - (Doc Error) Initial GFE not providedGeneral Appraisal                                                                                        -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run
                                                                                                        (Missing Doc)                                                                                            07/XX/2000 used as disbursement date for compliance testing.[B] Federal Compliance -  off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     applies.Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 06/XX/2000 which is 1   Compliance - Notice of Right to Cancel MissingState Compliance - Pennsylvania First Lien
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  Late Charge Grace Period TestingFederal Compliance - Missing Initial Loan Application
                                                                                                        match                                                                                                    date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: TestFederal Compliance - Disbursement Date Missing
                                                                                                        calculated P&I:                                                                                          Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum
                                                                                                        Note P&I of ___                                                                                          of 15 days.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        does not match                                                                                           Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        Calculated P&I
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6816089665 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Date Prior or equal to Disbursement DateFederal Compliance - TILA Rescission -
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2006 which is 1   Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2006.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7063291327 XXXXXXXXXX XXXXXXXXXX NY    1/XX/1998  12/XX/1997   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 01/XX/1998 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingState
                                                                                                                                                                                                                 TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC        Compliance - New York Late Charge Grace Period TestingFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Impermissible Loan Application TestFederal Compliance - Disbursement Date MissingFederal Compliance -
                                                                                                                                                                                                                 Demand Feature: Truth in Lending Act (XXXXXXXXXXX): HELOC Mortgage loan contains an   TILA HELOC - Impermissible Demand FeatureFederal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 impermissible demand feature.[B] Federal Compliance - Missing Initial Loan            Missing
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note
                                                                                                                                                                                                                 grace period of 10 days is less than the state minimum of 15 days.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
1597747902 XXXXXXXXXX XXXXXXXXXX SC    7/XX/1998  6/XX/1998    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 07/XX/1998 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/1998 which is 1   Missing
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9716932858 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2004  6/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 07/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Federal Compliance - Notice of Right to Cancel MissingState
                                                                                                                                                                                                                 HELOC Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on    Compliance - 10 day grace period is less than 15 day minimum per state (MD).Federal
                                                                                                                                                                                                                 Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 any federal, state, and local high cost testing[B] State Compliance - Maryland Late   MissingFederal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not provided.
6812527637 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2000  7/XX/2000    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
1705908005 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2003  1/XX/2003    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.
2015524609 XXXXXXXXXX XXXXXXXXXX NV    3/XX/2007  2/XX/2007    Investment Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8502185995 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2004  12/XX/2003   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing Initial                                                                                -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Loan Application Test
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        not on a                                                                                                 using an application date of 12/XX/2003 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8993438819 XXXXXXXXXX XXXXXXXXXX IL    8/XX/1996  7/XX/1996    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1242614155 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2006  3/XX/2006    UTD        Refinance Rate/Term           [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                                                        Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   or original loan amount, whichever applies.Federal Compliance - Notice of Right to Cancel
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing Initial
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property      Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        calculated P&I: amount, loan                                                                             Type. If property type is other than single family residence, state and federal
                                                                                                        Note P&I of ___ term, and                                                                                testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                        does not match  interest rate                                                                            Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
4312065786 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2005 10/XX/2005   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9207925371 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2006  4/XX/2006    UTD        Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Miscellaneous Compliance - Unable to determine occupancy, compliance results were                                                                                       -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                        (Missing Doc)   note of                                                                                  05/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 04/XX/2006 which is 1   or original loan amount, whichever applies.Federal Compliance - Notice of Right to Cancel
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application  MissingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
6369881052 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2005  3/XX/2005    Primary    Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - RESPA                                                                               -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed  Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
8676614529 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2004  2/XX/2004    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8327873017 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2006  6/XX/2006    Second     Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                               Home       Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 07/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Application TestFederal Compliance - Disbursement Date MissingMiscellaneous Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
7133357297 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Right of Rescission Timing - Receipt Date MissingFederal Compliance -                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     Missing Initial Loan Application TestClosing / Title - (Doc Error) TIL Error: Borrower
                                                                                                                                                                                                                 date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed  signature not dated.Miscellaneous Compliance - (Doc Error) Initial GFE not provided to determine this application date.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                 Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
2537372015 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     or original loan amount, whichever applies.
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5073464929 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation            Title -         payment on                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)   note of                                                                                  12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note  does not                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1   not provided
                                                                                                        P&I does not    correspond                                                                               months prior to consummation. A lookback was performed to determine this application
                                                                                                        match           with the loan                                                                            date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        calculated P&I: amount, loan                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___ term, and                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match  interest rate                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I  on the loan.                                                                             information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___[B]                                                                                                Lending Act: Notice of Right to Cancel was not provided.
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
2614041821 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - FACTA Disclosure MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                                                        Title -         payment on                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        (Missing Doc)   note of                                                                                  Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        Missing Note    XXXXXXXXXX                                                                               Compliance tests were run using an application date of 02/XX/2006 which is 1 months
                                                                                                        Addendum: Note  does not                                                                                 prior to consummation. A lookback was performed to determine this application date.
                                                                                                        P&I does not    correspond
                                                                                                        match           with the loan
                                                                                                        calculated P&I: amount, loan
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the note.
                                                                                                        of ___
8380266693 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                        (Missing Doc)                                                                                            02/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                        Missing Note                                                                                             Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date MissingMiscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                        Addendum: Note                                                                                           file.  Compliance tests were run using an application date of 01/XX/2005 which is 1   not providedGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                        P&I does not                                                                                             months prior to consummation. A lookback was performed to determine this application  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                        match                                                                                                    date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      loan amount, whichever applies.
                                                                                                        calculated P&I:                                                                                          Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        Note P&I of ___                                                                                          Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        does not match                                                                                           to applicant within three (XXXXXXXXXXX) business days of application due to missing
                                                                                                        Calculated P&I                                                                                           information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                        of ___                                                                                                   Lending Act: Notice of Right to Cancel was not provided.
4151431229 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2004  3/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not providedClosing /
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
7862065213 XXXXXXXXXX XXXXXXXXXX TN    6/XX/2001  3/XX/2001    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Provided Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 06/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
5920570468 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2002  6/XX/2002    Primary    Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)   note of                                                                                  date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed  Application TestGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -        compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     or original loan amount, whichever applies.
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.
                                                                                                        Note P&I of ___ term and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the note.
                                                                                                        of ___[B]
                                                                                                        Closing / Title
                                                                                                        - Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1374388650 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Notice of                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Right to Cancel MissingState Compliance - Pennsylvania First Lien Late Charge Grace Period
                                                                                                                                                                                                                 04/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Not Provided Within 3 Business Days of ApplicationFederal Compliance - Disbursement Date
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 03/XX/2006 which is 1   MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance tests months prior to consummation. A lookback was performed to determine this application  requiring an LTV were run off an assumed value of a contract sales price or original loan date.[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: amount, whichever applies.
                                                                                                                                                                                                                 Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
9853118395 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in    Federal Compliance - HELOC Fees Used For TestingFederal Compliance - TILA HELOC -                                                                                       -
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to borrower.[B]   Important Terms Disclosure MissingFederal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act        MissingFederal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal
                                                                                                                                                                                                                 (XXXXXXXXXXX): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Fees Used For Testing: Truth in Lending Act (XXXXXXXXXXX): Fees disclosed on Final
                                                                                                                                                                                                                 HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                 Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                 Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6788053737 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2000 10/XX/2000   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance - ARM Prior to Closing TimingFederal Compliance - ARM Disclosure Compliant TestFederal
                                                                                                                                                                                                                 Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 disclosure not provided to the borrower at least three (XXXXXXXXXXX) days prior to    Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 consummation for a loan that did not start as an ARM.[B] Federal Compliance - CHARM   Test
                                                                                                                                                                                                                 Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
4127810854 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7256970028 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2001  8/XX/2001    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8872323584 XXXXXXXXXX XXXXXXXXXX LA    7/XX/2000  6/XX/2000    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application     Error) Initial GFE not provided
                                                                                                        Security                                                                                                 date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3998667550 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2008  1/XX/2008    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9783299250 XXXXXXXXXX XXXXXXXXXX DC    1/XX/2008  1/XX/2008    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - District of Columbia Prepayment Penalty: District of Columbia  State Compliance - District of Columbia Prepayment PenaltyFederal Compliance - Missing                                                                                  -
                                                                          Other                                                                                                                                  Prepayment Penalty: Maximum calculated prepay of $4,000.00 exceeds the state maximum  Initial Loan Application Test of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
1496758843 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.
2819405779 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1984035898 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2007 11/XX/2007   Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - North Carolina First Lien Late Charge Percent TestingFederal Compliance                                                                              -
                                                               Home                                                                                                                                              application date located in file.  Compliance tests were run using an application     - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - North Carolina First Lien
                                                                                                                                                                                                                 Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of
                                                                                                                                                                                                                 5.00000% exceeds the state maximum of 4%.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
2135661743 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2309257877 XXXXXXXXXX XXXXXXXXXX VA    11/XX/2007 11/XX/2007   Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge:    State Compliance - Virginia Late Charge Percent Testing                                                                                                                 -
                                                                                                                                                                                                                 Note late charge percent of 6.00000% exceeds the state maximum of 5%.
3376551404 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Purchase                      [C] General                                  B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Appraisal                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Requirements -                                                                                           provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - The Approval indicates the Index used was 5.324%. The lowest
                                                                                                        Valuation                                                                                                Test: No evidence of application date located in file.  Compliance tests were run     Index available within the Look-back period is 5.34333%.Federal Compliance - CHARM Booklet
                                                                                                        Error:                                                                                                   using an application date of 08/XX/2007 which is 1 months prior to consummation. A    Disclosure StatusFederal Compliance - Missing Initial Loan Application Test
                                                                                                        Valuation                                                                                                lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        report date was                                                                                          Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        not provided.:                                                                                           Charge of $251,957.03 is underdisclosed from calculated Finance Charge of $252,705.32
                                                                                                        -[B] Closing /                                                                                           in the amount of $748.29.
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3330061622 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Lender used an Index of 5.33%. The closest                                                                                  -
                                                                                                        Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Index available in our look back period is 5.34%.Federal Compliance - Notice of Right to
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Cancel MissingFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestState Compliance - New York Prepayment PenaltyState Compliance - New
                                                                                                        not on a                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    York Late Charge Percent TestingState Compliance - New York Late Charge Grace Period
                                                                                                        FNMA/FHLMC form                                                                                          Test: No evidence of application date located in file.  Compliance tests were run     TestingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             using an application date of 08/XX/2007 which is 1 months prior to consummation. A    (Missing Data) Last Rate Set Date
                                                                                                        contain the                                                                                              lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                        following                                                                                                York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10
                                                                                                        clauses:: ___                                                                                            days is less than the state minimum of 15 days.[B] State Compliance - New York Late
                                                                                                                                                                                                                 Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000%
                                                                                                                                                                                                                 exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty:
                                                                                                                                                                                                                 New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.48300% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -
                                                                                                                                                                                                                 (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,056,648.99 is underdisclosed from calculated Finance Charge of $1,058,396.90 in the amount of $1,747.91.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.
1681352691 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1737304975 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2007  7/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3460177319 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  8/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late       State Compliance - Maryland Late Charge Percent and Amount TestingState Compliance -                                                                                    -
                                                                          Other                                                                                                                                  Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B]    Maryland Late Charge Grace Period TestingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late     Application Test
                                                                                                                                                                                                                 Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $2, whichever is greater.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3196670402 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Missing
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Initial Loan Application Test
                                                                                                        not on a                                                                                                 using an application date of 07/XX/2007 which is 1 months prior to consummation. A
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8774680758 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3984700122 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Under                                                                                        -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            disclosure is due to the lender utilizing an index value of 5.266% per the Approval,
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    however the lowest index value available in the look-back period is 5.32417%.Federal
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                        not on a                                                                                                 tests were run using an application date of 03/XX/2007 which is 1 months prior to     Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                        contain the                                                                                              TIL Finance Charge of $411,701.68 is underdisclosed from calculated Finance Charge of
                                                                                                        following                                                                                                $413,710.96 in the amount of $2,009.28.[B] Federal Compliance - Notice of Right to
                                                                                                        clauses:: ___                                                                                            Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
3956290230 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                                                                                                                                 information.[B] State Compliance - California Prepayment Penalty ARM Test: California Approval indicates the Index used was 5.081%. The closest Index available in the look-back
                                                                                                                                                                                                                 Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being  period is 5.21667%.State Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                                                                                                                                 permitted to prepay the loan without penalty within 90 days of notification of any    Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 increase in the interest rate, depending on the lender's license type.[B] Federal     Within 3 Business Days of Application
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $898,172.60
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $928,493.40 in the amount of
                                                                                                                                                                                                                 $30,320.80.
5341582623 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2006 12/XX/2006   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7328274434 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - RESPA Disclosure -                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed  ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA - Final TIL
                                                                                                                                                                                                                 Missing: Missing Final TIL.
4846483152 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Approval indicates the Index used was 3.66, the lowest Index                                                                                       -
                                                               Home                                                                                                                                              application date located in file.  Compliance tests were run using an application     available in look back period is 3.79Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed  Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,564.24 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $406,459.87 in the amount of
                                                                                                                                                                                                                 $12,895.63.
2241738118 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 11/XX/2005   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  Note late charge percent of 6.00000% exceeds the state maximum of 5%.                 of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                                                                                                       TILA SOL.State Compliance - Illinois Late Charge Percent Testing
6984085650 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       ConsummationFederal Compliance - The Approval indicates the Index used was 2.89%. The
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Federal FACTA          lowest Index available within the Look-back period is 3.06%.Federal Compliance - CHARM
                                                                                                        FNMA/FHLMC form                                                                                          Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance
                                                                                                        and does not                                                                                             Score Disclosure within a reasonably practicable time after using credit score.[B]    - Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                        following                                                                                                Final TIL Finance Charge of $231,061.53 is underdisclosed from calculated Finance
                                                                                                        clauses:: ___                                                                                            Charge of $240,342.55 in the amount of $9,281.02.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                 was not provided to the borrower by closing.
5705018852 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 12/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   1.355% per the Approval, however the lowest index value available in the lookback period to prepay the loan without penalty within 90 days of notification of any increase in  is 1.6925%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -    - CHARM Booklet Disclosure StatusState Compliance - California Prepayment Penalty ARM
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TestFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - TIL APR Tolerance Irregular
                                                                                                                                                                                                                 Transaction: Truth In Lending Act:  Final TIL APR of 5.27700% is underdisclosed from calculated APR of 5.60512% outside of 0.125% tolerance.[B] Federal Compliance - Final
                                                                                                                                                                                                                 TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $503,919.77 is underdisclosed from calculated Finance Charge of $549,906.04 in the amount of $45,986.27.
3227444658 XXXXXXXXXX XXXXXXXXXX DE    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   2.658% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 3.000%.Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    TimingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth
                                                                                                                                                                                                                 In Lending Act:  Final TIL APR of 5.43800% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 6.79343% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,777.93
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $266,326.30 in the amount of
                                                                                                                                                                                                                 $23,548.37.
1902282897 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing 3.06% per approval, however the lowest index value available in the look back period is
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    3.14%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Timing TestFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing     Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance
                                                                                                                                                                                                                 - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $267,580.59 is underdisclosed from calculated Finance Charge of $273,170.28 in the amount of $5,589.69.
9051596725 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Lender used index of 2.7%, actual index is 2.89%Federal Compliance -                                                                               -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TimingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                        following                                                                                                Initial Loan Application Test: No evidence of application date located in file.
                                                                                                        clauses:: ___                                                                                            Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $295,449.88 is underdisclosed from calculated Finance Charge of $311,014.27 in the amount of $15,564.39.
7442301663 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2005  5/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - The Approval indicates the Index used was 2.52%. The lowest
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   Index available within the Look-back period is 2.70%.Federal Compliance - CHARM Booklet
                                                                                                        not on a                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to Closing
                                                                                                        FNMA/FHLMC form                                                                                          provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  TimingFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        and does not                                                                                             a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Federal FACTA Disclosure Timing Test
                                                                                                        contain the                                                                                              Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                        following                                                                                                Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $282,838.24 is underdisclosed from calculated Finance Charge of $295,342.10 in the amount of $12,503.86.
2480811096 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2004  2/XX/2004    Primary    Purchase                      [B] Closing /                                D           D           D           D           D           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                     No         TNR Testing Not
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        Compliance - Unable to determine under disclosure due missing Itemization of Amount                                                                                     Required
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application    Financed. IN addiFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                        Instrument is                                                                                            Test: No evidence of application date located in file.  Compliance tests were run     Missing Initial Loan Application TestClosing / Title - Missing Document: HUD-1 Addendum
                                                                                                        not on a                                                                                                 using an application date of 02/XX/2004 which is 0 months prior to consummation. A    not provided
                                                                                                        FNMA/FHLMC form                                                                                          lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                        and does not                                                                                             Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                        contain the                                                                                              Charge of $180,790.53 is underdisclosed from calculated Finance Charge of $181,001.99
                                                                                                        following                                                                                                in the amount of $211.46.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                        clauses:: ___                                                                                            At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8008206920 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2003  2/XX/2003    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - California                                                                                       -
                                                                                                        Title -                                                                                                  Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        Instrument is                                                                                            the interest rate, depending on the lender's license type.[B] Federal Compliance -    Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        FNMA/FHLMC form                                                                                          Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        and does not                                                                                             Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        contain the                                                                                              located in file.  Compliance tests were run using an application date of 02/XX/2003
                                                                                                        following                                                                                                which is 0 months prior to consummation. A lookback was performed to determine this
                                                                                                        clauses:: ___                                                                                            application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6748026562 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2002 12/XX/2002   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Disclosure Timing Test
                                                                                                                                                                                                                 Booklet, not provided to the borrower.
5028001249 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2000 11/XX/2000   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - Approval indicates the Index used was 5.37%. The closest Index                                                                                     -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        available in the look-back period is 5.52%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                        Security                                                                                                 provided to the borrower.[B] Federal Compliance - Disbursement Date Missing:          StatusFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Instrument is                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Disbursement Date Missing
                                                                                                        not on a                                                                                                 Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance
                                                                                                        FNMA/FHLMC form                                                                                          testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                        clauses:: ___                                                                                            Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,183.08 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $258,422.42 in the amount of
                                                                                                                                                                                                                 $7,239.34.
4594952975 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2000  8/XX/2000    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure Compliant TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 08/XX/2000
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.
                                                                                                        following
                                                                                                        clauses:: ___
5349826496 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2000  8/XX/2000    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   TILA SOL.Federal Compliance - The Approval indicates the Index used was 5.2%. The lowest
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Index available within the Look-back period is 5.28%.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (XXXXXXXXXXX):  Disclosure StatusFederal Compliance - ARM Disclosure Compliant TestState Compliance -
                                                                                                                                                                                                                 A prepayment penalty is not permissible on a loan with an interest rate of greater    Illinois Prepayment PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance -   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $179,979.86 is underdisclosed from calculated Finance Charge of $184,618.57 in the amount of $4,638.71.
3578181504 XXXXXXXXXX XXXXXXXXXX TX    12/XX/1999 11/XX/1999   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4861981849 XXXXXXXXXX XXXXXXXXXX CT    11/XX/1998 10/XX/1998   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Unable to determine cause of under-disclosure due to missing                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     itemization of amount financed.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,812.22 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $127,502.04 in the amount of
                                                                                                                                                                                                                 $689.82.
4990549902 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  12/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                        and does not                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                        contain the                                                                                              reasonably practicable time after using credit score.
                                                                                                        following
                                                                                                        clauses:: ___
6635879690 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2006 9/XX/2006    Investment Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal     SELLER - GENERAL COMMENT  GENERAL COMMENT                         No         TNR Testing Not
                                                                          Other                                                                                                                                  Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           FACTA Disclosure Timing TestFederal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or (2020-02-25): Unable to   (2020-02-25): Unable to                            Required
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.[B] Federal Compliance -        Stamped Used For Fee Testing                                                               procure.                  procure.
                                                                                                                                                                                                                 Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9249472989 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3984035805 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2005  5/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - Index used per final loan approval is 2.390% and the only index                                                                                    -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: available to select in our look back is 2.7%.Federal Compliance - TIL APR Tolerance
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Irregular TransactionFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TIL  Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.15700%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 5.46304% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $481,340.32 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $516,635.20 in the amount of $35,294.88.
8026210665 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2004  6/XX/2004    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.
8080810057 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2004 10/XX/2004   Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Closing instructions indicate the Index used was 1.94%. The closest                                                                                -
                                                               Home                                                                                                                                              application date located in file.  Compliance tests were run using an application     Index available in the look-back period is 2%.Federal Compliance - Missing Initial Loan date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $468,198.22 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $476,281.96 in the amount of
                                                                                                                                                                                                                 $8,083.74.
4898063612 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2002  8/XX/2002    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                        Title -                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 provided to the borrower.[B] State Compliance - Michigan Prepayment Penalty: Michigan TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - Michigan
                                                                                                        Instrument is                                                                                            Prepayment Penalty: Maximum calculated prepay of $1,510.00 exceeds the state maximum  Prepayment Penalty
                                                                                                        not on a                                                                                                 for first lien loans of 1% of the prepaid balance (XXXXXXXXXXX).
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
8122270352 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2002  4/XX/2002    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate           Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not        of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 provided to the borrower within three (XXXXXXXXXXX) days of application.              TILA SOL.Federal Compliance - CHARM Booklet Disclosure Timing
1091882031 XXXXXXXXXX XXXXXXXXXX FL    11/XX/1999 11/XX/1999   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Unable to determine under disclosure due to missing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   itemization of amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $87,914.98 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $88,260.32 in the amount of $345.34.
1889187361 XXXXXXXXXX XXXXXXXXXX CA    2/XX/1995  12/XX/1994   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL     TILA SOL.Federal Compliance - The Approval indicates the Index used was 4.589%. The lowest
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM       Index available within the Look-back period is 4.925%.Federal Compliance - TILA Rescission
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower.[B] Federal Compliance - Disbursement Date      - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.  Final TIL Finance Charge Under DisclosedFederal Compliance - CHARM Booklet Disclosure
                                                                                                        and does not                                                                                             Security Instrument Notary Date of 02/XX/1995 used as disbursement date for           StatusFederal Compliance - ARM Disclosure Timing TestFederal Compliance - Disbursement
                                                                                                        contain the                                                                                              compliance testing.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction:  Date Missing
                                                                                                        following                                                                                                Truth In Lending Act:  Final TIL APR of 7.17800% is underdisclosed from calculated
                                                                                                        clauses:: ___                                                                                            APR of 7.47430% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                 Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $188,352.84 is underdisclosed from calculated Finance Charge of $200,694.97 in the amount of $12,342.13.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                 Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/1995, prior to three (XXXXXXXXXXX) business days from transaction date of 02/XX/1995.
2942685549 XXXXXXXXXX XXXXXXXXXX ID    10/XX/2013 8/XX/2013    Primary    Purchase                      [C] Government                               B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit   Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                        Documentation -                                                                                          Score Disclosure was provided due to missing information.[B] State Compliance - Idaho amount financed.Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table -
                                                                                                        VA Funding Fee                                                                                           Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho          Introductory Total Payment (PITI) InaccurateFederal Compliance - 2011 TIL-MDIA -
                                                                                                        Error (Borrower                                                                                          Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to     Introductory Escrow Payment InaccurateState Compliance - Idaho Residential Mortgage
                                                                                                        Paid)::                                                                                                  borrower.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate   Practices Act (Rate Lock Agreement Not Provided)Federal Compliance - RESPA Disclosure -
                                                                                                        Calculated                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Borrower paid                                                                                            Application Date and Transaction Date used to determine rate used for testing.[B]     ApplicationFederal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date
                                                                                                        VA upfront                                                                                               Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than Less than 10 DaysFederal Compliance - SAFE Act - LO Company NMLS license status not
                                                                                                        premium of ___                                                                                           10 Days: RESPA (XXXXXXXXXXX):  GFE does not provide minimum ten (XXXXXXXXXXX)         approvedFederal Compliance - SAFE Act - LO Company not licensed at time of
                                                                                                        does not match                                                                                           business day availability for estimate of charges and terms for all other settlement  applicationFederal Compliance - (Missing Data) Last Rate Set DateFederal Compliance -
                                                                                                        does not match                                                                                           charges.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement   FACTA Disclosure MissingMiscellaneous Compliance - (Doc Error) GFE Error: There is no
                                                                                                        the VA funding                                                                                           Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: evidence that the interest rate was locked prior to closing
                                                                                                        fee premium                                                                                              Creditor did not provide Affiliated Business Arrangement Disclosure to applicant
                                                                                                        collected on                                                                                             within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - SAFE
                                                                                                        the HUD-1 of                                                                                             Act - LO Company not licensed at time of application: Unable to test LO company NMLS
                                                                                                        ___                                                                                                      license due to missing information.[B] Federal Compliance - SAFE Act - LO Company
                                                                                                                                                                                                                 NMLS license status not approved: Unable to test LO company status due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                 In Lending Act: Final TIL Finance Charge of $177,939.38 is underdisclosed from calculated Finance Charge of $180,216.63 in the amount of $2,277.25.[B] Federal
                                                                                                                                                                                                                 Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending
                                                                                                                                                                                                                 Act (XXXXXXXXXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.[B] Federal Compliance - 2011 TIL-MDIA
                                                                                                                                                                                                                 Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in
                                                                                                                                                                                                                 Lending Act (XXXXXXXXXXX):  Total payment amount (XXXXXXXXXXX) on the Final TIL does not match the total payment amount for the loan.
8645365797 XXXXXXXXXX XXXXXXXXXX HI    5/XX/1993  4/XX/1993    Primary    Refinance Cash-out -          [B] General                                  B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    Federal Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance -                                                                                -
                                                                          Debt Consolidation            Appraisal                                                                                                Lending Act (XXXXXXXXXXX): HELOC Fee Agreement did not disclose the Costs and Fees at TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - TILA Rescission -
                                                                                                        Requirements -                                                                                           Account opening. Unable to validate accuracy of and compliance with fee disclosure    Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                        Incorrect                                                                                                requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date    Disbursement Date MissingFederal Compliance - TILA HELOC - Tax Advisor Statement
                                                                                                        Appraisal Form                                                                                           Missing: Evidence of disbursement date not found in file. Security Instrument Notary  MissingFederal Compliance - TILA HELOC - HELOC Brochure MissingFederal Compliance - Costs
                                                                                                        type: Appraisal                                                                                          Date of 05/XX/1993 used as disbursement date for compliance testing.[B] Federal       and Fees Not Disclosed In HELOC Agreement
                                                                                                        Form 1004/70                                                                                             Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing
                                                                                                        used for                                                                                                 rights due to missing information.[B] Federal Compliance - TILA HELOC - HELOC
                                                                                                        incorrect                                                                                                Brochure Missing: Truth in Lending Act (XXXXXXXXXXX): HELOC Brochure not provided to
                                                                                                        Subject                                                                                                  borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                        property type.:                                                                                          Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to
                                                                                                        -                                                                                                        borrower.[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth
                                                                                                                                                                                                                 in Lending Act (XXXXXXXXXXX): Creditor did not provide statement that the consumer should consult a tax advisor.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                 Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                 loan transaction disbursed on 05/XX/1993, prior to three (XXXXXXXXXXX) business days from transaction date of 05/XX/1993.
6787263157 XXXXXXXXXX XXXXXXXXXX OK    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 12/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
9355761533 XXXXXXXXXX XXXXXXXXXX MS    4/XX/2008  3/XX/2008    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Missing Initial Loan Application TestFederal Compliance -                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement Date Missing
                                                                                                                                                                                                                 04/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2132934861 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to       SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Cancel MissingFederal Compliance - Property Type Not ProvidedFederal Compliance - Missing  (2020-02-25): Unable to   (2020-02-25): Unable to
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Initial Loan Application No FeesFederal Compliance - Disbursement Date                     procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   MissingMiscellaneous Compliance - Unable to determine occupancy, compliance results were
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for     generated using a defaulted value of Primary.Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: Initial GFE not providedGeneral Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  compliance tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                 application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback   or original loan amount, whichever applies.Federal Compliance - Missing Final HUD-1:  No
                                                                                                                                                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing     Document Used For Fee Testing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                 Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4885205926 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2013  3/XX/2013    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA (2010) - 10% Tolerance Without CureFederal Compliance - Final                                                                                -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA (2010) - TIL Finance Charge Under DisclosedFederal Compliance - RESPA Disclosure -  HUD Settlement
                                                                                                                                                                                                                 10% Tolerance Without Cure: RESPA (XXXXXXXXXXX): 10% tolerance violation without      Cost Booklet MissingFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 evidence of sufficient cure provided.[B] Federal Compliance - RESPA (2010) -   GFE    Affiliated Business Arrangement DisclosureFederal Compliance - RESPA (2010)   Written
                                                                                                                                                                                                                 Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXXXXXXXXX):  GFE does   Service Provider List Not Provided TimelyFederal Compliance - RESPA (2010) -  Initial
                                                                                                                                                                                                                 not provide minimum ten (XXXXXXXXXXX) business day availability for estimate of       Payment on GFE InaccurateFederal Compliance - RESPA (2010) -  Loan Amount on Final GFE
                                                                                                                                                                                                                 charges and terms for all other settlement charges.[B] Federal Compliance - RESPA     InaccurateFederal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less
                                                                                                                                                                                                                 (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (XXXXXXXXXXX): Loan Amount on    than 10 DaysFederal Compliance - SAFE Act - Individual LO NMLS does not match NMLSFederal
                                                                                                                                                                                                                 Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -  Initial        Compliance - SAFE Act - Individual LO not licensed at time of applicationFederal
                                                                                                                                                                                                                 Payment on GFE Inaccurate: RESPA (XXXXXXXXXXX): Initial payment on GFE does not match Compliance - SAFE Act - Individual LO NMLS license status not approvedFederal Compliance -
                                                                                                                                                                                                                 actual payment on loan.[B] Federal Compliance - RESPA (2010)   Written Service        FACTA Disclosure Missing
                                                                                                                                                                                                                 Provider List Not Provided Timely: RESPA (XXXXXXXXXXX) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.[B]
                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide HUD Settlement Cost Booklet.[B] Federal Compliance - SAFE Act - Individual LO
                                                                                                                                                                                                                 NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.[B] Federal Compliance - SAFE Act - Individual LO
                                                                                                                                                                                                                 not licensed at time of application: Unable to test Loan Originator license due to missing information.[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan
                                                                                                                                                                                                                 Originator NMLSR information on loan documents does not match NMLSR.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $101,435.10 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $102,651.16 in the amount of $1,216.06.
6038301508 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2013  2/XX/2013    Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestGeneral Appraisal Requirements -                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed  value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to determine this application date.
7261742374 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Federal Compliance - TILA - Final TIL MissingFederal Compliance - Notice of Right to       SELLER - GENERAL COMMENT  GENERAL COMMENT                         UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  Cancel MissingFederal Compliance - Missing Initial Loan Application No FeesFederal         (2020-02-25): Unable to   (2020-02-25): Unable to
                                                                                                                                                                                                                 State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement Compliance - Disbursement Date MissingGeneral Appraisal Requirements - Due to lack of      procure.                  procure.
                                                                                                                                                                                                                 Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for     contract sales price or original loan amount, whichever applies.Miscellaneous Compliance -
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees: (Doc Error) Initial GFE not providedMiscellaneous Compliance - Unable to determine
                                                                                                                                                                                                                 No evidence of application date located in file.  Compliance tests were run using an  occupancy, compliance results were generated using a defaulted value of Primary.Federal
                                                                                                                                                                                                                 application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback   Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
                                                                                                                                                                                                                 was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                 Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                 Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5616175855 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2004  4/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Final TIL Not Provided to Borrower At or Before ConsummationFederal Compliance - RESPA
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance -      Days of Application
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
1340094390 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2000  12/XX/1999   Primary    Construction-Permanent                                                     B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Error) Initial GFE not provided
                                                                                                                                                                                                                 date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5185697867 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
9442193194 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing:      Federal Compliance - CHARM Booklet Disclosure StatusState Compliance - California Primary                                                                               -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing               Residence Late Charge Percent TestingFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
8939225512 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - CHARM                                                                               -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Affiliated Business Arrangement DisclosureFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 05/XX/2007   Application Test
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                 - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
7093575977 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Status                                                                                                                    -
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower.
4782115351 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestState Compliance - Ohio Prepayment Penalty Small LoanState Compliance - Ohio
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Consumer Sales Practices Act (Closing Disclosure Not Provided)State Compliance - Ohio
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                 Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home    Document Not Retained by Lender)Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales       Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document
                                                                                                                                                                                                                 not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                 (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did
                                                                                                                                                                                                                 not receive the required Closing Disclosure.[B] State Compliance - Ohio Prepayment
                                                                                                                                                                                                                 Penalty Small Loan: Ohio Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than $75,000.00.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
1763792838 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1896614802 XXXXXXXXXX XXXXXXXXXX MT    8/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
9693932920 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4654692135 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2005 10/XX/2005   Second     Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Processing and signing fee not included on itemization of amount                                                                                   -
                                                               Home       Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     financed (150 + 595)State Compliance - Pennsylvania Prepayment Penalty Banking CodeFederal
                                                                                                                                                                                                                 date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed  Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Pennsylvania Prepayment     Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not    Test
                                                                                                                                                                                                                 permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,764.66
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $208,517.49 in the amount of
                                                                                                                                                                                                                 $752.83.
3836502302 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2003  4/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Ohio Alternate Prepayment Penalty SMLA TestingFederal Compliance -                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed  Business Days of ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - Ohio Alternate Prepayment
                                                                                                                                                                                                                 Penalty SMLA Testing: Ohio Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. (XXXXXXXXXXX)[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.
5305562285 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2003  1/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A      Federal Compliance - ARM Disclosure Status TestState Compliance - Alabama Prepayment                                                                                    -
                                                                                                                                                                                                                 prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language   PenaltyFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.[B] Federal         Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial
                                                                                                                                                                                                                 Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan       Loan Application Test
                                                                                                                                                                                                                 program disclosure not provided to the borrower.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8752901050 XXXXXXXXXX XXXXXXXXXX TX    3/XX/2003  2/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6780834112 XXXXXXXXXX XXXXXXXXXX LA    10/XX/2008 9/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
3058769466 XXXXXXXXXX XXXXXXXXXX ID    6/XX/2008  5/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement  State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not                                                                                    -
                                                                                                                                                                                                                 Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float           Provided)Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests  Initial Loan Application Test were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
9071827569 XXXXXXXXXX XXXXXXXXXX NV    5/XX/2008  1/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
7379629493 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Score Disclosure was provided due to missing information.[B] Federal Compliance -     Provided Within 3 Business Days of ApplicationFederal Compliance - FACTA Disclosure
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   Missing
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.
6758298908 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - ARM Disclosure Status Test                                                                                                                         -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.
7828458108 XXXXXXXXXX XXXXXXXXXX AZ    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application Test
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
8402423119 XXXXXXXXXX XXXXXXXXXX NV    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
2935982611 XXXXXXXXXX XXXXXXXXXX TX    2/XX/2000  1/XX/2000    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
1185891104 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.       Application TestFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5979440351 XXXXXXXXXX XXXXXXXXXX ID    3/XX/2006  3/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
7955296394 XXXXXXXXXX XXXXXXXXXX NE    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      Business Days of Application
                                                                                                                                                                                                                 within three (XXXXXXXXXXX) business days of application.
8399708599 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  1/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
6634694242 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2004  2/XX/2004    Primary    Construction                                                               B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act            Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - RESPA                                                                                        -
                                                                                                                                                                                                                 (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed those disclosed in HELOC           Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Agreement. Fees from Itemization used in any federal, state, and local high cost      Days of ApplicationFederal Compliance - Missing Initial Loan Application TestFederal
                                                                                                                                                                                                                 testing[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:      Compliance - TILA HELOC - Important Terms Disclosure MissingFederal Compliance - HELOC
                                                                                                                                                                                                                 Truth in Lending Act (XXXXXXXXXXX): "Important Terms" disclosure not provided to      Fees Used For Testing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
2731159896 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2004 8/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act            Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - HELOC Fees Used                                                                              -
                                                                                                                                                                                                                 (XXXXXXXXXXX): Fees disclosed on Final HUD1 exceed those disclosed in HELOC           For Testing
                                                                                                                                                                                                                 Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4747434943 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   Disbursement DateFederal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 09/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  Business Days From Transaction DateFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                        Instrument is                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                        not on a                                                                                                 file.  Compliance tests were run using an application date of 08/XX/2004 which is 1   Compliance - Missing Initial Loan Application TestFederal Compliance - Disbursement Date
                                                                                                        FNMA/FHLMC form                                                                                          months prior to consummation. A lookback was performed to determine this application  MissingMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        and does not                                                                                             date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        contain the                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                        following                                                                                                Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure
                                                                                                        clauses:: ___                                                                                            to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (XXXXXXXXXXX) business days from transaction date of 09/XX/2004.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                 Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual
                                                                                                                                                                                                                 Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
2487020673 XXXXXXXXXX XXXXXXXXXX VA    11/XX/2001 10/XX/2001   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disbursement Date MissingFederal Compliance - Notice of Right to                                                                                   -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of   Cancel MissingGeneral Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                 11/XX/2001 used as disbursement date for compliance testing.[B] Federal Compliance -  tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel    loan amount, whichever applies.
                                                                                                                                                                                                                 was not provided.
2925400395 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5665686178 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2008  12/XX/2007   Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Virginia Late Charge Percent TestingFederal Compliance - Missing                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
5385936263 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Missing Initial Loan Application TestFederal Compliance - Federal                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
8770532914 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Maryland Prepayment Penalty TestFederal Compliance - RESPA Disclosure -                                                                              -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] State Compliance - Maryland Prepayment  ApplicationFederal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                        Instrument is                                                                                            Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $2,588.60     Business Arrangement DisclosureFederal Compliance - Missing Initial Loan Application
                                                                                                        not on a                                                                                                 exceeds the state maximum of 2 months interest calculated on 2/3 of the original      TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        FNMA/FHLMC form                                                                                          balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum
                                                                                                        and does not                                                                                             permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                        contain the                                                                                              Test: No evidence of application date located in file.  Compliance tests were run
                                                                                                        following                                                                                                using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
2471919186 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2007  1/XX/2007    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
1657015110 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under-disclosure due to lender utilizing an index value of 3.66% per                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   approval, however the lowest index value available in the lookback period is 4.11%Federal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Under-disclosure due to lender utilizing an index value of 3.66% per
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   approval, however the lowest index value available in the lookback period is 4.11%Federal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Closing TimingFederal Compliance - Missing Initial Loan Application TestFederal Compliance
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL APR of 7.33600% is underdisclosed from calculated APR of
                                                                                                                                                                                                                 7.75058% outside of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $458,404.56
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $511,873.21 in the amount of
                                                                                                                                                                                                                 $53,468.65.
4853986678 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - Missing Initial Loan Application TestFederal Compliance -
                                                                                                        Security                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to       Under disclosure is due to the lender utilizing an index value of 1.5630% per the
                                                                                                        Instrument is                                                                                            determine compliance with timing requirements due to missing Initial Loan Application approval, however the lowest index value available in the look back period is
                                                                                                        not on a                                                                                                 Date.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   1.99583%Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                        FNMA/FHLMC form                                                                                          application date located in file.  Compliance tests were run using an application     (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                        and does not                                                                                             date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed
                                                                                                        contain the                                                                                              to determine this application date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                        following                                                                                                determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                        clauses:: ___                                                                                            determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                 Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                                                                                                                                 TIL APR of 5.22900% is underdisclosed from calculated APR of 5.66835% outside of
                                                                                                                                                                                                                 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                 Truth In Lending Act: Final TIL Finance Charge of $336,240.17 is underdisclosed from calculated Finance Charge of $381,863.04 in the amount of $45,622.87.
5371627645 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Closing instructions indicate  the index used was 1.970%. The closest                                                                              -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   index available in the look back period is 2.08%.Federal Compliance - CHARM Booklet
                                                                                                        Security                                                                                                 days of application.[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL     Disclosure TimingFederal Compliance - ARM Disclosure Timing Test
                                                                                                        Instrument is                                                                                            variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                        not on a                                                                                                 Booklet, not provided to the borrower within three (XXXXXXXXXXX) days of
                                                                                                        FNMA/FHLMC form                                                                                          application.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                        and does not                                                                                             In Lending Act: Final TIL Finance Charge of $96,745.53 is underdisclosed from
                                                                                                        contain the                                                                                              calculated Finance Charge of $99,960.60 in the amount of $3,215.07.
                                                                                                        following
                                                                                                        clauses:: ___
3884640440 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late       State Compliance - Maryland Late Charge Percent and Amount TestingState Compliance -                                                                                    -
                                                                          Other                                                                                                                                  Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B]    Maryland Late Charge Grace Period TestingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late     Application Test
                                                                                                                                                                                                                 Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $2, whichever is greater.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4323206899 XXXXXXXXXX XXXXXXXXXX SC    11/XX/2003 10/XX/2003   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
3008506842 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Miscellaneous Compliance - (Doc Error) Initial GFE not providedFederal Compliance - ARM                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 06/XX/2005 which is 0   Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                 Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5969963654 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Fees are under disclosed $277.85.  Itemization not provided.  Unable                                                                               -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $1,099,000.26 is underdisclosed from calculated      to verify the reason for the under disclosure due to missing itemization.
                                                                                                                                                                                                                 Finance Charge of $1,099,278.11 in the amount of $277.85.
7203141359 XXXXXXXXXX XXXXXXXXXX MN    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3839284483 XXXXXXXXXX XXXXXXXXXX NV    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor
                                                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
5105818255 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                 provide FACTA Credit Score Disclosure.
5877375768 XXXXXXXXXX XXXXXXXXXX MN    3/XX/2004  2/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5371313374 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2003  6/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing                                                                              -
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
8860426553 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    State Compliance - Maryland Prepayment Penalty TestFederal Compliance - ARM Disclosure                                                                                  -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   Timing TestFederal Compliance - Federal FACTA Disclosure Timing TestFederal Compliance -
                                                                                                                                                                                                                 days of application.[B] Federal Compliance - Federal FACTA Disclosure Timing Test:    Under disclosure is due to the lender utilizing an index value of 3.24% per the Approval,
                                                                                                                                                                                                                 FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within  however the lowest index value available in the lookback period is 3.46%.
                                                                                                                                                                                                                 a reasonably practicable time after using credit score.[B] State Compliance -
                                                                                                                                                                                                                 Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $4,775.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXXXXXXXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $340,371.16 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $358,245.89 in the amount of
                                                                                                                                                                                                                 $17,874.73.
9958131759 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2004  2/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $715,558.20 is underdisclosed from calculated        Amount Financed.
                                                                                                                                                                                                                 Finance Charge of $716,212.94 in the amount of $654.74.
1603130413 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TILA - Final TIL MissingFederal Compliance - Missing Initial Loan                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
3883484869 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2005  3/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
3991290949 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  4/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6822291241 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2008  1/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2986789462 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
3925232268 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Under disclosure due to the approval the lender used 4.85 as an                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     index. The index in the look back is 4.90Federal Compliance - Missing Initial Loan date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed  Application Test to determine this application date.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,223,447.71 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,226,015.36 in the amount of
                                                                                                                                                                                                                 $2,567.65.
5359286133 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2007 9/XX/2007    Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
5528995290 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 9/XX/2007    Investment Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Other
8190076923 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4638857833 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement DisclosureFederal Compliance -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
9251110693 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Final TIL Not Provided to Borrower At or Before ConsummationFederal                                                                                -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed  Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 to determine this application date.[B] Federal Compliance - RESPA Disclosure -        Test
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                 Final TIL was not provided to the borrower by closing.
6178324680 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  3/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  TILA SOL.Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable   ConsummationFederal Compliance - The Approval indicates the Index used was 2.28%. The
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   lowest Index available within the Look-back period is 2.61%.Federal Compliance - CHARM provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for  Booklet Disclosure Prior to Closing TimingFederal Compliance - ARM Disclosure Prior to
                                                                                                                                                                                                                 a loan that did not start as an ARM.[B] Federal Compliance - Federal FACTA Disclosure Closing TimingState Compliance - New Jersey Prepayment PenaltyFederal Compliance - Federal
                                                                                                                                                                                                                 Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $548,259.32 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $591,986.97 in the amount of $43,727.65.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                 Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                 not provided to the borrower by closing.
9532718900 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2008  3/XX/2008    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Illinois Late Charge Percent TestingFederal Compliance - Federal FACTA                                                                               -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.[B] State Compliance - Illinois Late Charge
                                                                                                                                                                                                                 Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
3419659691 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                         Title -                                                                                                  ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Compliant TestFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Security                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   lender refiFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        Instrument is                                                                                            Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    equal to Disbursement DateFederal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                        FNMA/FHLMC form                                                                                          located in file.  Compliance tests were run using an application date of 02/XX/2008
                                                                                                        and does not                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                        contain the                                                                                              application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan
                                                                                                        following                                                                                                is a same lender refi: Original Lender was not able to be determined. Unable to
                                                                                                        clauses:: ___                                                                                            determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                 Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(XXXXXXXXXXX) on Notice of Right to Cancel occurs prior to expected date(XXXXXXXXXXX).
7762896125 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            itemization of amount financed.State Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Disclosure Timing Test
                                                                                                                                                                                                                 tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $708,682.58 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $709,232.59 in the amount of $550.01.
6672648753 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  3/XX/2008    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                               -
                                                               Home                                                                                                                                              application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
2203775694 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  7/XX/2007    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed  TILA SOL.State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing
                                                                                                                                                                                                                 to determine this application date.[B] State Compliance - New Jersey Prepayment       Initial Loan Application Test
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
3701133578 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                                               -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
5389438742 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - It appears a lower Index was used at origination (3.79%) than the                                                                                  -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   4.11% Index available within the look-back period.Federal Compliance - TIL APR Tolerance
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Irregular TransactionFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                        Instrument is                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - ARM Disclosure Prior to Closing TimingFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             of application date located in file.  Compliance tests were run using an application
                                                                                                        contain the                                                                                              date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed
                                                                                                        following                                                                                                to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        clauses:: ___                                                                                            Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance - TIL
                                                                                                                                                                                                                 APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.37200%
                                                                                                                                                                                                                 is underdisclosed from calculated APR of 7.66091% outside of 0.125% tolerance.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $825,198.61 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $913,637.87 in the amount of $88,439.26.
3051834696 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Second     Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                               Home       Debt Consolidation                                                                                                                     No prepayment penalties are permissible in the state of New Jersey.[B] Federal        3.66% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final    3.94%.State Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 TIL Finance Charge of $90,678.02 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $97,226.33 in the amount of $6,548.31.
4837163565 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Notice of Right to Cancel MissingFederal Compliance - Under                                                                                        -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   disclosure is due to the lender utilizing an index value of 3.46% per the Approval, days of application.[B] State Compliance - Massachusetts Late Charge Percent Testing: however the lowest index value available in the look-back period is 3.66%.Federal
                                                                                                                                                                                                                 Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state     Compliance - ARM Disclosure Timing TestState Compliance - Massachusetts Late Charge
                                                                                                                                                                                                                 maximum of 3%.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff       Percent TestingFederal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                 Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $464,027.41 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $486,942.35 in the amount of
                                                                                                                                                                                                                 $22,914.94.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not provided.
6959776431 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - Approval indicates the Index used was 2.61%. The closest Index                                                                                     -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing available in our look-back period is 2.700%.Federal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 information.[B] State Compliance - California Prepayment Penalty ARM Test: California StatusFederal Compliance - ARM Disclosure Timing TestState Compliance - California
                                                                                                                                                                                                                 Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being  Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 permitted to prepay the loan without penalty within 90 days of notification of any    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 increase in the interest rate, depending on the lender's license type.[B] Federal     Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer  DisclosureFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $920,604.78
                                                                                                                                                                                                                 is underdisclosed from calculated Finance Charge of $944,357.73 in the amount of
                                                                                                                                                                                                                 $23,752.95.
9433211830 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Under disclosure due to lender approval shows index of 2.28% and only index in look back
                                                                                                        Security                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    is 3.10000Federal Compliance - TIL APR Tolerance Irregular TransactionFederal Compliance -
                                                                                                        Instrument is                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   Missing Initial Loan Application TestFederal Compliance - Federal FACTA Disclosure Timing
                                                                                                        not on a                                                                                                 tests were run using an application date of 04/XX/2005 which is 1 months prior to     Test
                                                                                                        FNMA/FHLMC form                                                                                          consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                        and does not                                                                                             Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final
                                                                                                        contain the                                                                                              TIL APR of 5.09300% is underdisclosed from calculated APR of 5.90186% outside of
                                                                                                        following                                                                                                0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                        clauses:: ___                                                                                            Truth In Lending Act: Final TIL Finance Charge of $415,020.53 is underdisclosed from calculated Finance Charge of $522,188.36 in the amount of $107,167.83.
1439405140 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   2.610% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  is 2.780%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingState Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Missing Initial Loan Application TestFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA         Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                 Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                 Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                 Final TIL Finance Charge of $501,169.28 is underdisclosed from calculated Finance
                                                                                                                                                                                                                 Charge of $526,239.25 in the amount of $25,069.97.
3070426577 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Purchase                      [C] Closing /   Disclosed                    B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                        Title -         payment on                                                                               application date located in file.  Compliance tests were run using an application     Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                        (Missing Doc)   note of                                                                                  date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed  Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Missing Note    XXXXXXXXXX                                                                               to determine this application date.[B] Federal Compliance - RESPA Disclosure -
                                                                                                        Addendum: Note  does not                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        P&I does not    correspond                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                        match           with the loan                                                                            Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                        calculated P&I: amount, loan                                                                             business days of application due to missing information.
                                                                                                        Note P&I of ___ term, and
                                                                                                        does not match  interest rate
                                                                                                        Calculated P&I  on the loan.
                                                                                                        of ___
6928769963 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure Prior to Closing TimingFederal Compliance -                                                                               -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower at least three   ARM Disclosure Prior to Closing TimingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Application Test
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                 provided to the borrower at least three (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4452373201 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 4/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5124410092 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.Federal Compliance -                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Fees are under disclosed $9,002.06.  Itemization not provided.  Unable to verify the
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   reason for the under disclosure without the itemization.Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure StatusFederal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007    Days of ApplicationFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 used as disbursement date for compliance testing.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,230,616.24 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $1,239,618.30 in the amount of
                                                                                                                                                                                                                 $9,002.06.
4584517863 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - Unable to                                                                                      -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     determine reason for under disclosure due to missing itemization of amount
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   financed.Federal Compliance - ARM Disclosure Status TestFederal Compliance - RESPA
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        Days of Application
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,568,381.29 is underdisclosed from calculated Finance Charge of $1,569,166.87 in the amount of $785.58.
8458490771 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Investment Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8811784877 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2004  8/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
3330105561 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2005  12/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to determine reason for under disclosure due to missing                                                                                     -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $451,037.75 is underdisclosed from calculated        itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $456,323.83 in the amount of $5,286.08.
2176777483 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2006  2/XX/2006    Primary    Refinance Limited                                                          A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Cash-out GSE
3448844957 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] State Compliance -       amount financed.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate ARM Disclosure Status TestState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                                                                                                                                 increase may be invalid due to borrower not being permitted to prepay the loan        Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.[B] Federal Compliance - CHARM Booklet
                                                                                                                                                                                                                 Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance -
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act: Final TIL Finance Charge of $690,985.98 is underdisclosed from calculated Finance Charge of $691,265.68 in the amount of $279.70.
7725148797 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2003  7/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    TILA SOL.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 California Prepayment Penalty:  Interest rate increase may be invalid due to borrower Disclosure Timing TestState Compliance - California Prepayment Penalty ARM TestFederal
                                                                                                                                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided
                                                                                                                                                                                                                 of any increase in the interest rate, depending on the lender's license type.[B]      Within 3 Business Days of ApplicationFederal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Signature on Affiliated Business Arrangement DisclosureFederal Compliance - Disbursement
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Date Missing
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                                                 Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                 Date of 08/XX/2003 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
6799364763 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Investment Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
1756032420 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
3632863034 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Second     Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                               Home       Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Federal FACTA
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Disclosure Timing TestState Compliance - New Jersey Prepayment PenaltyFederal Compliance -
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance   Missing Initial Loan Application Test
                                                                                                                                                                                                                 tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                 Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                 prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
6446169648 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: Federal Compliance - Closing instructions indicate the Index used was 5.324%. The closest                                                                               -
                                                                                                                                                                                                                 ARM loan program disclosure does not match terms of loan.[B] Federal Compliance -     Index available in the look-back period is 5.33333%.Federal Compliance - ARM Disclosure
                                                                                                                                                                                                                 Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance     Compliant Test
                                                                                                                                                                                                                 Charge of $1,375,671.63 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,378,954.47 in the amount of $3,282.84.
1894843328 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Investment Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                          Debt Consolidation
8939811917 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   Prior to Closing TimingFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Compliance - Notice of Right to Cancel MissingState Compliance - New York Prepayment
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    PenaltyState Compliance - New York Late Charge Percent TestingState Compliance - New York
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Late Charge Grace Period TestingFederal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Grace
                                                                                                                                                                                                                 Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                 New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.[B] State Compliance - New York Prepayment Penalty: New York Prepayment
                                                                                                                                                                                                                 Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6%
                                                                                                                                                                                                                 is 12 months.  Loan with an interest rate of 7.97000% contracts for a prepay term of
                                                                                                                                                                                                                 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                 - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)
                                                                                                                                                                                                                 business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                 Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                 was not provided.
1650782623 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
6485122303 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  1/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Other                                                                                                                                  No prepayment penalties are permissible in the state of New Jersey. Prepay language   of Payments, and Projected Payments) testing was not performed, however loan is outside of
                                                                                                                                                                                                                 states prepay will not exceed maximum permitted by applicable law.                    TILA SOL.State Compliance - New Jersey Prepayment Penalty
4807507051 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 10/XX/2005   Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - New Jersey Prepayment PenaltyFederal Compliance - Missing Initial Loan                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application     Application Test
                                                                                                                                                                                                                 date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
8769849189 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - It appears lender used different index at closing, per Approval index                                                                              -
                                                                                                        Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower at least three   used is 2.89%, look back period index available is 3.0600%.Federal Compliance - CHARM
                                                                                                        Security                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  Booklet Disclosure StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState
                                                                                                        Instrument is                                                                                            State Compliance - California Prepayment Penalty ARM Test: California Prepayment      Compliance - California Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure -
                                                                                                        not on a                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC form                                                                                          to prepay the loan without penalty within 90 days of notification of any increase in  ApplicationFederal Compliance - Missing Initial Loan Application Test
                                                                                                        and does not                                                                                             the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                        contain the                                                                                              CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                        following                                                                                                Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                        clauses:: ___                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,010,943.86 is underdisclosed from calculated Finance Charge of $1,057,591.72 in the amount of $46,647.86.
2579815291 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
1416119183 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
2587987453 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Miscellaneous Compliance - Exotic loan product/Odd Note:  TILA (APR, Finance Charge, Total                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application     of Payments, and Projected Payments) testing was not performed, however loan is outside of date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed  TILA SOL.Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine this application date.
2857565981 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure:    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                        Title -                                                                                                  ARM loan program disclosure not provided to the borrower within three (XXXXXXXXXXX)   4.88% per the approval, however the lowest index value available in the lookback period is
                                                                                                        Security                                                                                                 days of application.[B] State Compliance - California Prepayment Penalty ARM Test:    4.9%.Federal Compliance - CHARM Booklet Disclosure TimingFederal Compliance - ARM
                                                                                                        Instrument is                                                                                            California Prepayment Penalty:  Interest rate increase may be invalid due to borrower Disclosure Timing TestState Compliance - California Prepayment Penalty ARM Test
                                                                                                        not on a                                                                                                 not being permitted to prepay the loan without penalty within 90 days of notification
                                                                                                        FNMA/FHLMC form                                                                                          of any increase in the interest rate, depending on the lender's license type.[B]
                                                                                                        and does not                                                                                             Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                        contain the                                                                                              Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                        following                                                                                                borrower within three (XXXXXXXXXXX) days of application.[B] Federal Compliance -
                                                                                                        clauses:: ___                                                                                            Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance
                                                                                                                                                                                                                 Charge of $1,842,999.05 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                 $1,845,205.28 in the amount of $2,206.23.
2081418087 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  9/XX/2007    Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                                                         -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
9623401100 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an application
                                                                                                        Security                                                                                                 date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed
                                                                                                        Instrument is                                                                                            to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC form
                                                                                                        and does not
                                                                                                        contain the
                                                                                                        following
                                                                                                        clauses:: ___
6672767836 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2007  7/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - Missing Initial Loan Application Test                                                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
4194933749 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2004  6/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Under disclosure is due to the lender utilizing an index value of                                                                                  -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   1.85% per the Approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  1.91%.Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM
                                                                                                                                                                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:   Disclosure Prior to Closing TimingState Compliance - New Jersey Prepayment PenaltyFederal
                                                                                                                                                                                                                 Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the    Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence  Initial GFE not provided of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey Prepayment
                                                                                                                                                                                                                 Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                 Disclosed: Truth In Lending Act: Final TIL Finance Charge of $448,175.62 is
                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $456,121.46 in the amount of
                                                                                                                                                                                                                 $7,945.84.
4024731097 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of   requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                                 08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -  amount, whichever applies.Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Missing Initial Loan Application Test: No evidence of application date located in     providedFederal Compliance - TILA - Final TIL MissingFederal Compliance - TILA Rescission
                                                                                                                                                                                                                 file.  Compliance tests were run using an application date of 07/XX/2005 which is 1   - Disbursement Date Less than 3 Business Days From Transaction DateFederal Compliance -
                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application  Right of Rescission Timing - Receipt Date MissingFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 date.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                 than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (XXXXXXXXXXX) business days from transaction date of 08/XX/2005.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                 Missing Final TIL.
8574036018 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit                                                                                   -
                                                                          Debt Consolidation                                                                                                                     ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Worksheet Not in FileFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - ARM Disclosure Status TestState Compliance - Massachusetts Late Charge
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] State      Percent TestingFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  Initial Loan Application Test or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                 Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                 evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                 Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
6156729981 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Final TIL Finance Charge Under Disclosed                                                                                                           -
                                                                                                                                                                                                                 Act: Final TIL Finance Charge of $743,328.86 is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $743,458.61 in the amount of $129.75.
2876377934 XXXXXXXXXX XXXXXXXXXX VA    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                                                         -
8118728260 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably            Provided Within 3 Business Days of ApplicationFederal Compliance - Missing Initial Loan
                                                                                                                                                                                                                 practicable time after using credit score.[B] Federal Compliance - Missing Initial    Application TestFederal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                 determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
5959509331 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2007 11/XX/2007   Second     Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                  -
                                                               Home       Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
5386702044 XXXXXXXXXX XXXXXXXXXX HI    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing:  Federal Compliance - ARM Disclosure Timing TestFederal Compliance - Incorrect Right To     SELLER - GENERAL COMMENT  GENERAL COMMENT                         Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local Cancel Form Used - H-9 Used on Non Same Lender RefinanceFederal Compliance - TILA          (2020-02-11): Unable to   (2020-02-11): Unable to                            Indeterminable
                                                                                                                                                                                                                 compliance testing.[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable  Rescission - Disbursement Date Less than 3 Business Days From Transaction DateFederal      procure.                  procure.
                                                                                                                                                                                                                 rate disclosure: ARM loan program disclosure not provided to the borrower within      Compliance - CHARM Booklet Disclosure StatusFederal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                 three (XXXXXXXXXXX) days of application.[B] Federal Compliance - CHARM Booklet        Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate ApplicationFederal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal Compliance -       lender refiFederal Compliance - Disbursement Date MissingFederal Compliance - FACTA
                                                                                                                                                                                                                 Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Disclosure MissingFederal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee
                                                                                                                                                                                                                 not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement Testing date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                                                 Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                 Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                 RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B]
                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                 From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                 11/XX/2007, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                 11/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
1003164304 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM       Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 disclosure was provided within three (XXXXXXXXXXX) days of application due to missing Timing TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 information.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable    Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Initial Loan Application Test
                                                                                                                                                                                                                 provided to the borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                 RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application due to missing information.
2940064970 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     prepaid finance chargesFederal Compliance - CHARM Booklet Disclosure StatusFederal
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Compliance - ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   Compliance - Missing Initial Loan Application TestMiscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 07/XX/2007   Initial GFE not provided
                                                                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,070,417.61 is underdisclosed from calculated Finance Charge of $1,070,768.13 in the amount of $350.52.
9832759021 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - Unable to determine under disclosure due to missing Itemization of                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Amount FinancedFederal Compliance - CHARM Booklet Disclosure StatusFederal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   ARM Disclosure Status TestFederal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score         Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure was provided due to missing information.[B] Federal Compliance - RESPA     DisclosureFederal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal
                                                                                                                                                                                                                 Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                 TIL Finance Charge of $1,249,678.11 is underdisclosed from calculated Finance Charge of $1,251,129.52 in the amount of $1,451.41.
1699004348 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of Application
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                 (XXXXXXXXXXX) business days of application.
1107437575 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status Test
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
9054623728 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate    Federal Compliance - Unable to determine under disclosure due to Til itemization does not                                                                               -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower at least three   show breakdown of prepaid finance chargesFederal Compliance - CHARM Booklet Disclosure
                                                                                                                                                                                                                 (XXXXXXXXXXX) days prior to consummation for a loan that did not start as an ARM.[B]  StatusFederal Compliance - ARM Disclosure Prior to Closing TimingState Compliance -
                                                                                                                                                                                                                 State Compliance - California Prepayment Penalty ARM Test: California Prepayment      California Prepayment Penalty ARM TestFederal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                 Penalty:  Interest rate increase may be invalid due to borrower not being permitted   Business Arrangement Disclosure Not Provided Within 3 Business Days of ApplicationFederal
                                                                                                                                                                                                                 to prepay the loan without penalty within 90 days of notification of any increase in  Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 the interest rate, depending on the lender's license type.[B] Federal Compliance -
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                 Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                 $1,116,987.74 is underdisclosed from calculated Finance Charge of $1,121,014.97 in the amount of $4,027.23.
3354720115            XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan    Federal Compliance - Disparity in Occupancy - Not High Cost                                                                                                             -
                                                                          Other                                                                                                                                  file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (XXXXXXXXXXX)
3743705189 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure StatusFederal Compliance - ARM Disclosure                                                                                 -
                                                                          Other                                                                                                                                  ARM loan program disclosure not provided to the borrower.[B] Federal Compliance -     Status TestFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on   Disclosure Not Provided Within 3 Business Days of ApplicationFederal Compliance - Missing
                                                                                                                                                                                                                 Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.[B] Federal    Initial Loan Application TestMiscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                 Compliance - Missing Initial Loan Application Test: No evidence of application date   provided
                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                 Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                 Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.
1401425133 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Disparity in Occupancy - Not High CostFederal Compliance - Missing                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date of   Initial Loan Application TestFederal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                 Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (XXXXXXXXXXX)[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                 Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.